Portfolio of Investments
Real Estate Securities Fund June 30, 2023

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
LONG-TERM INVESTMENTS - 99.1%
COMMON STOCKS - 99.1%
DATA CENTER REITS - 9 .6%
950,000 Digital Realty Trust, Inc $ 108,176,500
224,000 Equinix, Inc 175,602,560
TOTAL DATA CENTER REITS 283,779,060
HEALTH CARE REITS - 6 .8%
1,750,000 Healthpeak Properties Inc 35,175,000
1,150,000 Ventas, Inc 54,360,500
1,400,000 Welltower, Inc 113,246,000
TOTAL HEALTH CARE REITS 202,781,500
HOTEL & RESORT REITS - 2 .4%
2,600,000 Host Hotels and Resorts, Inc 43,758,000
300,000 Ryman Hospitality Properties 27,876,000
TOTAL HOTEL & RESORT REITS 71,634,000
INDUSTRIAL REITS - 19 .1%
200,000 EastGroup Properties, Inc 34,720,000
3,000,000 Prologis, Inc 367,890,000
1,900,000 Rexford Industrial Realty, Inc 99,218,000
1,100,000 Terreno Realty Corp 66,110,000
TOTAL INDUSTRIAL REITS 567,938,000
MULTI-FAMILY RESIDENTIAL REITS - 11 .6%
700,000 AvalonBay Communities, Inc 132,489,000
900,000 Equity Residential 59,373,000
200,000 Essex Property Trust, Inc 46,860,000
1,750,000 Independence Realty Trust, Inc 31,885,000
475,000 Mid-America Apartment Communities, Inc 72,133,500
TOTAL MULTI-FAMILY RESIDENTIAL REITS 342,740,500
OFFICE REITS - 1 .8%
350,000 Alexandria Real Estate Equities, Inc 39,721,500
225,000 Boston Properties, Inc 12,957,750
TOTAL OFFICE REITS 52,679,250
OTHER SPECIALIZED REITS - 5 .1%
1,000,000 Gaming and Leisure Properties, Inc 48,460,000
3,300,000 VICI Properties, Inc 103,719,000
TOTAL OTHER SPECIALIZED REITS 152,179,000
RETAIL REITS - 16 .7%
425,000 Agree Realty Corp 27,790,750
2,100,000 Brixmor Property Group, Inc 46,200,000
3,000,000 Kimco Realty Corp 59,160,000
2,100,000 Kite Realty Group Trust 46,914,000
1,350,000 Realty Income Corp 80,716,500
1,150,000 Regency Centers Corp 71,035,500
1,300,000 Simon Property Group, Inc 150,124,000
350,000 Spirit Realty Capital, Inc 13,783,000
TOTAL RETAIL REITS 495,723,750
SELF STORAGE REITS - 4 .5%
150,000 Extra Space Storage, Inc 22,327,500
200,000 Life Storage, Inc 26,592,000

Real Estate Securities Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
SELF STORAGE REITS—continued
290,000 Public Storage, Inc $ 84,645,200
TOTAL SELF STORAGE REITS 133,564,700
SINGLE-FAMILY RESIDENTIAL REITS - 9 .1%
2,400,000 American Homes 4 Rent 85,080,000
1,300,000 Equity Lifestyle Properties, Inc 86,957,000
425,000 Invitation Homes, Inc 14,620,000
650,000 Sun Communities, Inc 84,799,000
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 271,456,000
TELECOM TOWER REITS - 10 .5%
975,000 American Tower Corp 189,091,500
675,000 Crown Castle International Corp 76,909,500
200,000 SBA Communications Corp 46,352,000
TOTAL TELECOM TOWER REITS 312,353,000
TIMBER REITS - 1 .9%
1,650,000 Weyerhaeuser Co 55,291,500
TOTAL TIMBER REITS 55,291,500
TOTAL COMMON STOCKS 2,942,120,260
(Cost $2,197,078,919)
TOTAL LONG-TERM INVESTMENTS 2,942,120,260
(Cost $2,197,078,919)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.6%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 08/09/23 4,974,990
TOTAL GOVERNMENT AGENCY DEBT 4,974,990
REPURCHASE AGREEMENT - 0 .4%
13,337,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 13,337,000
TOTAL REPURCHASE AGREEMENT 13,337,000
TOTAL SHORT-TERM INVESTMENTS 18,311,990
(Cost $18,309,998)
TOTAL INVESTMENTS - 99.7% 2,960,432,250
(Cost $2,215,388,917)
OTHER ASSETS & LIABILITIES, NET - 0.3% 9,467,160
NET ASSETS - 100.0% $ 2,969,899,410
REIT Real Estate Investment Trust
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $13,337,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $13,603,759.

Portfolio of Investments
Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.4%
CORPORATE BONDS - 25.2%
AUTOMOBILES & COMPONENTS - 0.2%
$ 100,000 e Aptiv plc 4.350% 03/15/29 $ 96,038
600,000 Aptiv plc 3.250 03/01/32 513,695
100,000 Aptiv plc 4.400 10/01/46 77,426
575,000 e Aptiv plc 5.400 03/15/49 510,745
1,500,000 Aptiv plc 3.100 12/01/51 943,046
1,000,000 Aptiv plc 4.150 05/01/52 761,157
200,000 BorgWarner, Inc 3.375 03/15/25 191,504
1,650,000 BorgWarner, Inc 2.650 07/01/27 1,500,097
200,000 BorgWarner, Inc 4.375 03/15/45 161,207
500,000 General Motors Co 6.125 10/01/25 503,415
500,000 General Motors Co 6.800 10/01/27 519,386
700,000 General Motors Co 5.000 10/01/28 680,596
375,000 General Motors Co 5.400 10/15/29 365,645
450,000 e General Motors Co 5.600 10/15/32 435,363
900,000 General Motors Co 6.600 04/01/36 924,082
700,000 General Motors Co 5.150 04/01/38 622,983
150,000 General Motors Co 6.250 10/02/43 146,685
175,000 General Motors Co 5.200 04/01/45 149,279
350,000 General Motors Co 6.750 04/01/46 353,841
500,000 General Motors Co 5.400 04/01/48 429,576
900,000 General Motors Co 5.950 04/01/49 840,938
725,000 General Motors Financial Co, Inc 3.950 04/13/24 713,630
1,000,000 General Motors Financial Co, Inc 2.900 02/26/25 948,832
1,500,000 General Motors Financial Co, Inc 3.800 04/07/25 1,446,455
3,000,000 General Motors Financial Co, Inc 2.750 06/20/25 2,826,071
800,000 General Motors Financial Co, Inc 5.000 04/09/27 778,496
1,000,000 General Motors Financial Co, Inc 6.000 01/09/28 1,008,014
1,000,000 General Motors Financial Co, Inc 5.850 04/06/30 991,263
475,000 General Motors Financial Co, Inc 2.700 06/10/31 378,860
175,000 Harley-Davidson, Inc 3.500 07/28/25 167,503
200,000 e Harley-Davidson, Inc 4.625 07/28/45 151,611
2,000,000 J Paul Getty Trust 0.391 01/01/24 1,953,654
326,000 Lear Corp 3.800 09/15/27 302,716
400,000 Lear Corp 4.250 05/15/29 373,562
500,000 Lear Corp 3.500 05/30/30 437,930
600,000 Lear Corp 2.600 01/15/32 466,095
550,000 e Lear Corp 5.250 05/15/49 477,960
1,000,000 Lear Corp 3.550 01/15/52 667,157
300,000 Magna International, Inc 3.625 06/15/24 294,011
600,000 Magna International, Inc 4.150 10/01/25 581,579
175,000 Magna International, Inc 2.450 06/15/30 148,168
2,000,000 Magna International, Inc 5.500 03/21/33 2,035,970
300,000 PACCAR Financial Corp 2.150 08/15/24 288,781
1,000,000 PACCAR Financial Corp 1.100 05/11/26 899,214
1,500,000 PACCAR Financial Corp 4.600 01/10/28 1,505,078
1,000,000 Toyota Motor Corp 1.339 03/25/26 907,305
300,000 Toyota Motor Corp 3.669 07/20/28 287,245
1,000,000 e Toyota Motor Corp 2.362 03/25/31 852,710
1,000,000 Toyota Motor Credit Corp 3.650 08/18/25 966,261
TOTAL AUTOMOBILES & COMPONENTS 33,582,835
BANKS - 4.3%
525,000 Australia & New Zealand Banking Group Ltd 3.700 11/16/25 505,568
1,000,000 Australia & New Zealand Banking Group Ltd 5.088 12/08/25 995,307

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 0.875% 09/18/23 $ 989,602
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 1.125 09/18/25 900,248
1,000,000 Banco Bilbao Vizcaya Argentaria S.A. 6.138 09/14/28 1,002,165
1,000,000 Banco Santander S.A. 3.892 05/24/24 980,411
800,000 Banco Santander S.A. 2.706 06/27/24 773,866
600,000 Banco Santander S.A. 2.746 05/28/25 563,277
400,000 Banco Santander S.A. 5.179 11/19/25 388,467
1,600,000 Banco Santander S.A. 1.849 03/25/26 1,431,360
600,000 Banco Santander S.A. 4.250 04/11/27 567,914
1,600,000 Banco Santander S.A. 5.294 08/18/27 1,568,614
1,200,000 Banco Santander S.A. 1.722 09/14/27 1,041,853
675,000 Banco Santander S.A. 3.800 02/23/28 620,300
1,000,000 Banco Santander S.A. 4.175 03/24/28 936,104
1,800,000 Banco Santander S.A. 4.379 04/12/28 1,697,198
600,000 Banco Santander S.A. 3.306 06/27/29 534,429
400,000 Banco Santander S.A. 3.490 05/28/30 348,612
2,000,000 Banco Santander S.A. 2.749 12/03/30 1,567,425
1,000,000 e Banco Santander S.A. 2.958 03/25/31 824,591
2,000,000 Banco Santander S.A. 3.225 11/22/32 1,584,445
10,300,000 Bank of America Corp 3.458 03/15/25 10,095,294
3,550,000 Bank of America Corp 3.950 04/21/25 3,437,799
2,000,000 Bank of America Corp 3.841 04/25/25 1,960,384
3,000,000 Bank of America Corp 0.981 09/25/25 2,818,560
3,000,000 Bank of America Corp 3.093 10/01/25 2,885,594
725,000 Bank of America Corp 2.456 10/22/25 692,231
4,000,000 Bank of America Corp 3.366 01/23/26 3,832,449
3,000,000 Bank of America Corp 2.015 02/13/26 2,809,410
5,000,000 Bank of America Corp 1.319 06/19/26 4,580,094
2,000,000 Bank of America Corp 4.827 07/22/26 1,965,914
4,500,000 Bank of America Corp 1.197 10/24/26 4,049,074
5,000,000 Bank of America Corp 1.658 03/11/27 4,499,404
7,800,000 Bank of America Corp 3.559 04/23/27 7,394,959
4,500,000 Bank of America Corp 1.734 07/22/27 4,017,442
2,000,000 Bank of America Corp 2.551 02/04/28 1,805,174
3,000,000 Bank of America Corp 4.376 04/27/28 2,879,953
3,000,000 Bank of America Corp 6.204 11/10/28 3,083,547
5,690,000 Bank of America Corp 3.419 12/20/28 5,217,864
2,250,000 Bank of America Corp 3 .970 03/05/29 2,106,516
2,000,000 Bank of America Corp 5.202 04/25/29 1,978,142
3,000,000 Bank of America Corp 2.087 06/14/29 2,559,476
1,400,000 Bank of America Corp 4.271 07/23/29 1,328,311
3,075,000 Bank of America Corp 3.974 02/07/30 2,847,018
1,675,000 Bank of America Corp 3.194 07/23/30 1,476,356
1,050,000 Bank of America Corp 2.884 10/22/30 904,001
4,000,000 Bank of America Corp 2.496 02/13/31 3,348,925
1,750,000 Bank of America Corp 2.592 04/29/31 1,469,189
3,000,000 Bank of America Corp 1.898 07/23/31 2,389,053
3,000,000 Bank of America Corp 1.922 10/24/31 2,374,716
3,000,000 Bank of America Corp 2 .651 03/11/32 2,484,711
4,000,000 Bank of America Corp 2.687 04/22/32 3,314,986
5,000,000 Bank of America Corp 2.299 07/21/32 3,998,834
3,000,000 Bank of America Corp 2.572 10/20/32 2,443,501
2,000,000 Bank of America Corp 2.972 02/04/33 1,667,252
2,000,000 Bank of America Corp 4.571 04/27/33 1,880,487
2,000,000 Bank of America Corp 5.015 07/22/33 1,956,487
5,000,000 Bank of America Corp 5.288 04/25/34 4,953,531
4,000,000 Bank of America Corp 2.482 09/21/36 3,060,128
1,500,000 Bank of America Corp 6.110 01/29/37 1,581,924
3,000,000 Bank of America Corp 3.846 03/08/37 2,565,373
4,500,000 Bank of America Corp 4 .078 04/23/40 3,865,314
6,000,000 Bank of America Corp 2.676 06/19/41 4,212,863

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 4,000,000 Bank of America Corp 3.311% 04/22/42 $ 3,047,796
1,500,000 Bank of America Corp 5.000 01/21/44 1,437,501
2,800,000 Bank of America Corp 4.443 01/20/48 2,478,572
3,000,000 Bank of America Corp 3.946 01/23/49 2,432,165
1,000,000 Bank of America Corp 2.831 10/24/51 656,578
1,950,000 Bank of America Corp 3.483 03/13/52 1,445,507
2,000,000 Bank of America Corp 2.972 07/21/52 1,359,497
1,000,000 Bank of Montreal 2.500 06/28/24 967,187
750,000 Bank of Montreal 1.850 05/01/25 700,620
1,500,000 Bank of Montreal 1.250 09/15/26 1,322,374
1,000,000 Bank of Montreal 0.949 01/22/27 892,393
2,000,000 Bank of Montreal 2.650 03/08/27 1,830,998
4,000,000 Bank of Montreal 4.700 09/14/27 3,909,909
2,000,000 Bank of Montreal 5.203 02/01/28 1,999,634
425,000 Bank of Montreal 3.803 12/15/32 374,636
2,000,000 Bank of Montreal 3.088 01/10/37 1,570,774
750,000 Bank of Nova Scotia 2.200 02/03/25 708,319
1,500,000 Bank of Nova Scotia 3.450 04/11/25 1,444,209
2,000,000 Bank of Nova Scotia 1.300 06/11/25 1,838,530
1,550,000 Bank of Nova Scotia 4.500 12/16/25 1,496,143
2,000,000 Bank of Nova Scotia 1.050 03/02/26 1,780,888
2,000,000 Bank of Nova Scotia 1.350 06/24/26 1,778,121
1,000,000 Bank of Nova Scotia 2.700 08/03/26 926,842
3,000,000 Bank of Nova Scotia 1.300 09/15/26 2,640,100
1,000,000 Bank of Nova Scotia 5.250 06/12/28 993,192
2,000,000 Bank of Nova Scotia 4.850 02/01/30 1,929,454
1,000,000 Bank of Nova Scotia 2.450 02/02/32 814,557
750,000 Bank of Nova Scotia 4.588 05/04/37 646,280
200,000 Barclays plc 4.375 09/11/24 194,165
2,000,000 Barclays plc 1.007 12/10/24 1,949,811
1,425,000 Barclays plc 3.650 03/16/25 1,365,702
2,750,000 Barclays plc 3.932 05/07/25 2,687,481
975,000 Barclays plc 4.375 01/12/26 936,331
2,000,000 Barclays plc 2 .852 05/07/26 1,873,168
800,000 Barclays plc 5.200 05/12/26 771,524
1,000,000 Barclays plc 7.325 11/02/26 1,022,338
2,000,000 Barclays plc 2.279 11/24/27 1,759,325
700,000 Barclays plc 4.337 01/10/28 659,538
1,975,000 Barclays plc 4.836 05/09/28 1,818,951
1,500,000 Barclays plc 7.385 11/02/28 1,562,409
1,500,000 Barclays plc 4.972 05/16/29 1,417,538
1,000,000 Barclays plc 5.088 06/20/30 909,348
2,000,000 Barclays plc 2.645 06/24/31 1,603,920
1,500,000 Barclays plc 2.667 03/10/32 1,179,230
2,000,000 Barclays plc 2.894 11/24/32 1,573,940
1,300,000 Barclays plc 5.746 08/09/33 1,257,287
2,500,000 Barclays plc 7.437 11/02/33 2,704,725
3,000,000 Barclays plc 6.224 05/09/34 2,988,106
1,000,000 Barclays plc 7.119 06/27/34 999,601
1,750,000 Barclays plc 3.564 09/23/35 1,384,794
1,000,000 Barclays plc 3.811 03/10/42 710,609
775,000 Barclays plc 5.250 08/17/45 718,554
500,000 BBVA USA 3.875 04/10/25 477,292
1,500,000 BHP Billiton Finance USA Ltd 4.750 02/28/28 1,489,589
1,500,000 BHP Billiton Finance USA Ltd 4.900 02/28/33 1,494,178
750,000 Canadian Imperial Bank of Commerce 3.100 04/02/24 733,168
1,000,000 Canadian Imperial Bank of Commerce 2.250 01/28/25 948,136
1,000,000 Canadian Imperial Bank of Commerce 3.945 08/04/25 966,907
1,000,000 Canadian Imperial Bank of Commerce 0.950 10/23/25 907,819
1,000,000 Canadian Imperial Bank of Commerce 1.250 06/22/26 887,471
1,500,000 Canadian Imperial Bank of Commerce 3.450 04/07/27 1,405,027

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 Canadian Imperial Bank of Commerce 5.001% 04/28/28 $ 1,476,272
1,500,000 e Canadian Imperial Bank of Commerce 3.600 04/07/32 1,348,198
500,000 Citigroup, Inc 4.000 08/05/24 489,696
7,500,000 Citigroup, Inc 3.352 04/24/25 7,331,761
2,000,000 Citigroup, Inc 0.981 05/01/25 1,913,773
1,000,000 Citigroup, Inc 3.700 01/12/26 959,299
750,000 Citigroup, Inc 4.600 03/09/26 726,111
3,000,000 Citigroup, Inc 3.106 04/08/26 2,864,087
3,000,000 Citigroup, Inc 5.610 09/29/26 2,995,921
1,100,000 Citigroup, Inc 4.300 11/20/26 1,052,773
4,000,000 Citigroup, Inc 1.122 01/28/27 3,565,756
5,000,000 Citigroup, Inc 1.462 06/09/27 4,440,406
1,500,000 Citigroup, Inc 4.450 09/29/27 1,432,242
5,000,000 Citigroup, Inc 3.070 02/24/28 4,601,207
3,000,000 Citigroup, Inc 4.658 05/24/28 2,925,187
1,000,000 Citigroup, Inc 3.668 07/24/28 934,892
2,025,000 Citigroup, Inc 4.125 07/25/28 1,908,698
4,000,000 Citigroup, Inc 4.075 04/23/29 3,765,367
1,750,000 Citigroup, Inc 3.980 03/20/30 1,618,114
5,000,000 Citigroup, Inc 2.666 01/29/31 4,232,466
2,200,000 Citigroup, Inc 4.412 03/31/31 2,068,575
6,000,000 Citigroup, Inc 2.572 06/03/31 5,005,899
5,000,000 Citigroup, Inc 2.561 05/01/32 4,082,633
175,000 Citigroup, Inc 6.625 06/15/32 185,166
875,000 Citigroup, Inc 2.520 11/03/32 704,996
4,000,000 Citigroup, Inc 3.057 01/25/33 3,339,499
1,000,000 Citigroup, Inc 3.785 03/17/33 883,507
1,775,000 Citigroup, Inc 4.910 05/24/33 1,717,588
3,000,000 Citigroup, Inc 6.270 11/17/33 3,184,252
425,000 Citigroup, Inc 6.174 05/25/34 428,703
750,000 Citigroup, Inc 3.878 01/24/39 627,566
325,000 Citigroup, Inc 8.125 07/15/39 415,832
350,000 Citigroup, Inc 5.875 01/30/42 366,929
2,000,000 Citigroup, Inc 2.904 11/03/42 1,416,019
400,000 Citigroup, Inc 6.675 09/13/43 430,845
125,000 Citigroup, Inc 5.300 05/06/44 115,574
675,000 Citigroup, Inc 4.650 07/30/45 598,591
3,075,000 Citigroup, Inc 4.750 05/18/46 2,630,881
4,075,000 Citigroup, Inc 4.650 07/23/48 3,688,739
350,000 Citizens Bank NA 2.250 04/28/25 316,523
250,000 Citizens Bank NA 3.750 02/18/26 227,729
1,000,000 Citizens Bank NA 4.575 08/09/28 908,909
500,000 Citizens Financial Group, Inc 2 .850 07/27/26 440,119
200,000 Citizens Financial Group, Inc 2.500 02/06/30 156,596
450,000 e Citizens Financial Group, Inc 3.250 04/30/30 367,718
850,000 Citizens Financial Group, Inc 2.638 09/30/32 600,790
500,000 Citizens Financial Group, Inc 5.641 05/21/37 429,931
500,000 e Comerica Bank 2.500 07/23/24 469,800
200,000 e Comerica Bank 4.000 07/27/25 184,233
1,000,000 Comerica Bank 5.332 08/25/33 800,605
550,000 e Comerica, Inc 4.000 02/01/29 456,796
1,500,000 Commonwealth Bank of Australia 5.316 03/13/26 1,504,137
300,000 Cooperatieve Rabobank UA 3.875 08/22/24 293,855
2,050,000 Cooperatieve Rabobank UA 3.375 05/21/25 1,975,233
600,000 Cooperatieve Rabobank UA 4.375 08/04/25 579,083
2,700,000 Cooperatieve Rabobank UA 3.750 07/21/26 2,520,768
550,000 Cooperatieve Rabobank UA 5.250 05/24/41 574,784
1,400,000 Cooperatieve Rabobank UA 5.750 12/01/43 1,406,268
600,000 Cooperatieve Rabobank UA 5.250 08/04/45 561,052
1,350,000 Discover Bank 4.200 08/08/23 1,347,357
1,000,000 Discover Bank 2.450 09/12/24 947,018

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 200,000 Discover Bank 4.250% 03/13/26 $ 189,040
1,125,000 Discover Bank 3.450 07/27/26 1,035,463
300,000 Discover Bank 4.682 08/09/28 274,292
350,000 Discover Bank 4.650 09/13/28 324,905
325,000 Discover Bank 2.700 02/06/30 262,205
450,000 e Fifth Third Bancorp 4.300 01/16/24 443,917
300,000 Fifth Third Bancorp 2.550 05/05/27 264,986
1,000,000 Fifth Third Bancorp 1.707 11/01/27 854,125
500,000 Fifth Third Bancorp 3.950 03/14/28 459,840
1,000,000 Fifth Third Bancorp 4.055 04/25/28 920,024
1,000,000 Fifth Third Bancorp 6.361 10/27/28 995,585
1,000,000 Fifth Third Bancorp 4.772 07/28/30 934,438
140,000 Fifth Third Bancorp 8.250 03/01/38 160,503
300,000 Fifth Third Bank 3.950 07/28/25 286,039
2,400,000 Fifth Third Bank 3.850 03/15/26 2,214,763
1,000,000 Fifth Third Bank 2.250 02/01/27 874,962
500,000 First Citizens BancShares, Inc 3.375 03/15/30 457,125
500,000 e First Horizon Bank 5.750 05/01/30 434,213
500,000 First Horizon National Corp 4.000 05/26/25 467,009
33,000 HSBC Bank USA NA 7.000 01/15/39 35,856
2,625,000 HSBC Holdings plc 4.250 03/14/24 2,591,481
450,000 HSBC Holdings plc 4.250 08/18/25 432,200
2,000,000 HSBC Holdings plc 2.633 11/07/25 1,899,817
1,875,000 HSBC Holdings plc 4.300 03/08/26 1,812,237
825,000 HSBC Holdings plc 1.645 04/18/26 759,901
2,475,000 HSBC Holdings plc 3.900 05/25/26 2,358,424
1,500,000 HSBC Holdings plc 2.099 06/04/26 1,388,032
1,100,000 HSBC Holdings plc 4.292 09/12/26 1,057,881
450,000 HSBC Holdings plc 4.375 11/23/26 425,303
4,000,000 HSBC Holdings plc 1.589 05/24/27 3,530,242
3,000,000 HSBC Holdings plc 2.251 11/22/27 2,661,932
3,925,000 HSBC Holdings plc 4 .041 03/13/28 3,675,810
1,500,000 HSBC Holdings plc 4.755 06/09/28 1,441,211
1,500,000 HSBC Holdings plc 5.210 08/11/28 1,466,647
5,000,000 HSBC Holdings plc 2.013 09/22/28 4,284,517
1,575,000 HSBC Holdings plc 7.390 11/03/28 1,662,228
975,000 HSBC Holdings plc 6.161 03/09/29 983,297
2,500,000 HSBC Holdings plc 4.583 06/19/29 2,352,702
1,600,000 HSBC Holdings plc 2.206 08/17/29 1,338,507
4,000,000 HSBC Holdings plc 3.973 05/22/30 3,591,935
3,000,000 HSBC Holdings plc 2.848 06/04/31 2,488,641
750,000 HSBC Holdings plc 2.357 08/18/31 598,663
2,350,000 HSBC Holdings plc 2.804 05/24/32 1,900,703
3,500,000 HSBC Holdings plc 2.871 11/22/32 2,821,993
1,500,000 HSBC Holdings plc 4.762 03/29/33 1,353,723
1,825,000 HSBC Holdings plc 5.402 08/11/33 1,784,239
2,000,000 HSBC Holdings plc 8.113 11/03/33 2,220,223
2,000,000 HSBC Holdings plc 6.254 03/09/34 2,050,098
2,000,000 HSBC Holdings plc 6.547 06/20/34 1,992,237
300,000 HSBC Holdings plc 6.500 05/02/36 297,740
2,700,000 HSBC Holdings plc 6.500 09/15/37 2,695,365
200,000 HSBC Holdings plc 6.800 06/01/38 201,956
550,000 HSBC Holdings plc 6.100 01/14/42 582,404
2,000,000 HSBC Holdings plc 6.332 03/09/44 2,073,228
1,175,000 HSBC Holdings plc 5.250 03/14/44 1,060,651
1,250,000 HSBC USA, Inc 3.500 06/23/24 1,220,787
500,000 Huntington Bancshares, Inc 4.000 05/15/25 479,273
1,000,000 Huntington Bancshares, Inc 4.443 08/04/28 928,988
1,000,000 Huntington Bancshares, Inc 2.550 02/04/30 801,200
500,000 Huntington Bancshares, Inc 5.023 05/17/33 457,003
500,000 Huntington Bancshares, Inc 2.487 08/15/36 352,507

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 e Huntington National Bank 4.552% 05/17/28 $ 932,887
1,500,000 Huntington National Bank 5.650 01/10/30 1,432,255
4,750,000 Industrial & Commercial Bank of China Ltd 3.538 11/08/27 4,485,796
1,200,000 ING Groep NV 4.100 10/02/23 1,194,473
575,000 ING Groep NV 3.550 04/09/24 564,405
1,250,000 ING Groep NV 3.950 03/29/27 1,183,757
1,500,000 ING Groep NV 1.726 04/01/27 1,335,844
600,000 ING Groep NV 4.017 03/28/28 562,922
1,500,000 ING Groep NV 4 .550 10/02/28 1,435,144
1,325,000 ING Groep NV 4.050 04/09/29 1,234,809
475,000 ING Groep NV 2.727 04/01/32 391,845
300,000 e ING Groep NV 4.252 03/28/33 274,261
1,525,000 JPMorgan Chase & Co 3.625 05/13/24 1,498,042
2,675,000 JPMorgan Chase & Co 3.875 09/10/24 2,611,583
625,000 JPMorgan Chase & Co 3.125 01/23/25 604,530
1,200,000 JPMorgan Chase & Co 3.220 03/01/25 1,176,264
2,125,000 JPMorgan Chase & Co 3.900 07/15/25 2,071,495
2,000,000 JPMorgan Chase & Co 2.301 10/15/25 1,905,823
6,000,000 JPMorgan Chase & Co 5.546 12/15/25 5,974,648
2,500,000 JPMorgan Chase & Co 2.595 02/24/26 2,370,608
2,000,000 JPMorgan Chase & Co 2.005 03/13/26 1,878,421
3,125,000 JPMorgan Chase & Co 3.300 04/01/26 2,977,115
2,000,000 JPMorgan Chase & Co 2.083 04/22/26 1,873,003
4,000,000 JPMorgan Chase & Co 4.080 04/26/26 3,887,058
1,450,000 JPMorgan Chase & Co 3.200 06/15/26 1,381,645
1,000,000 JPMorgan Chase & Co 2.950 10/01/26 937,285
4,000,000 JPMorgan Chase & Co 1.045 11/19/26 3,582,915
1,350,000 JPMorgan Chase & Co 4.125 12/15/26 1,299,673
2,450,000 JPMorgan Chase & Co 3.960 01/29/27 2,355,583
4,000,000 JPMorgan Chase & Co 1.040 02/04/27 3,562,193
5,200,000 JPMorgan Chase & Co 1.578 04/22/27 4,670,708
3,000,000 JPMorgan Chase & Co 1.470 09/22/27 2,648,470
250,000 JPMorgan Chase & Co 4.250 10/01/27 242,218
325,000 JPMorgan Chase & Co 3.625 12/01/27 304,675
1,375,000 JPMorgan Chase & Co 3.782 02/01/28 1,307,954
1,000,000 JPMorgan Chase & Co 2.947 02/24/28 918,166
4,000,000 JPMorgan Chase & Co 4.323 04/26/28 3,860,940
425,000 JPMorgan Chase & Co 3.540 05/01/28 397,309
6,000,000 JPMorgan Chase & Co 2.182 06/01/28 5,332,356
1,000,000 JPMorgan Chase & Co 4.851 07/25/28 986,604
3,000,000 JPMorgan Chase & Co 2.069 06/01/29 2,572,888
2,050,000 JPMorgan Chase & Co 4.203 07/23/29 1,948,452
1,750,000 JPMorgan Chase & Co 4.452 12/05/29 1,677,002
4,500,000 JPMorgan Chase & Co 3.702 05/06/30 4,123,929
1,500,000 JPMorgan Chase & Co 4.565 06/14/30 1,441,189
2,000,000 JPMorgan Chase & Co 2.522 04/22/31 1,691,689
1,425,000 JPMorgan Chase & Co 2.956 05/13/31 1,221,867
5,000,000 JPMorgan Chase & Co 1.764 11/19/31 3,957,089
2,250,000 JPMorgan Chase & Co 1.953 02/04/32 1,792,777
3,000,000 JPMorgan Chase & Co 2.580 04/22/32 2,491,852
3,000,000 JPMorgan Chase & Co 2.545 11/08/32 2,457,973
6,000,000 JPMorgan Chase & Co 2.963 01/25/33 5,054,478
2,000,000 JPMorgan Chase & Co 4.586 04/26/33 1,906,585
2,000,000 JPMorgan Chase & Co 4.912 07/25/33 1,954,347
4,000,000 JPMorgan Chase & Co 5.717 09/14/33 4,057,973
3,000,000 JPMorgan Chase & Co 5.350 06/01/34 3,023,908
958,000 JPMorgan Chase & Co 5.500 10/15/40 983,552
2,000,000 JPMorgan Chase & Co 3.109 04/22/41 1,517,870
4,500,000 JPMorgan Chase & Co 2.525 11/19/41 3,095,399
2,500,000 JPMorgan Chase & Co 3.157 04/22/42 1,887,249
1,000,000 JPMorgan Chase & Co 5.625 08/16/43 1,025,115

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,800,000 JPMorgan Chase & Co 4.950% 06/01/45 $ 1,680,145
2,050,000 JPMorgan Chase & Co 4.260 02/22/48 1,768,830
1,000,000 JPMorgan Chase & Co 4.032 07/24/48 829,674
4,500,000 JPMorgan Chase & Co 3 .964 11/15/48 3,699,485
1,750,000 JPMorgan Chase & Co 3.897 01/23/49 1,414,573
2,000,000 JPMorgan Chase & Co 3.109 04/22/51 1,397,369
1,500,000 JPMorgan Chase & Co 3.328 04/22/52 1,093,271
750,000 e JPMorgan Chase & Co 6.000 N/A‡ 750,540
750,000 KeyBank NA 3.300 06/01/25 686,755
300,000 KeyBank NA 3.400 05/20/26 258,430
1,000,000 KeyBank NA 5.850 11/15/27 941,673
1,000,000 KeyBank NA 3.180 12/14/27 885,539
250,000 KeyBank NA 3.900 04/13/29 195,630
1,500,000 KeyBank NA 4.900 08/08/32 1,191,659
625,000 KeyBank NA 5.000 01/26/33 540,911
200,000 KeyCorp 4.150 10/29/25 185,072
500,000 KeyCorp 4.100 04/30/28 432,130
1,000,000 KeyCorp 2.550 10/01/29 754,635
300,000 KeyCorp 4.789 06/01/33 251,501
1,800,000 Lloyds Banking Group plc 3.900 03/12/24 1,771,747
2,750,000 Lloyds Banking Group plc 4.500 11/04/24 2,669,684
1,375,000 Lloyds Banking Group plc 4.450 05/08/25 1,332,208
325,000 Lloyds Banking Group plc 4.582 12/10/25 311,239
1,000,000 Lloyds Banking Group plc 2.438 02/05/26 941,466
1,000,000 Lloyds Banking Group plc 3.511 03/18/26 951,806
225,000 Lloyds Banking Group plc 4.650 03/24/26 214,880
1,250,000 Lloyds Banking Group plc 4.716 08/11/26 1,214,473
500,000 Lloyds Banking Group plc 3.750 01/11/27 468,333
2,000,000 Lloyds Banking Group plc 1.627 05/11/27 1,769,037
1,000,000 Lloyds Banking Group plc 3.750 03/18/28 923,317
500,000 Lloyds Banking Group plc 4.375 03/22/28 474,054
700,000 Lloyds Banking Group plc 4.550 08/16/28 662,243
1,825,000 Lloyds Banking Group plc 3.574 11/07/28 1,652,859
500,000 Lloyds Banking Group plc 5.871 03/06/29 495,776
1,250,000 Lloyds Banking Group plc 4.976 08/11/33 1,169,251
1,500,000 Lloyds Banking Group plc 7.953 11/15/33 1,627,310
1,550,000 Lloyds Banking Group plc 4.344 01/09/48 1,180,203
1,500,000 M&T Bank Corp 5.053 01/27/34 1,369,978
1,100,000 Manufacturers & Traders Trust Co 2.900 02/06/25 1,037,795
1,000,000 Manufacturers & Traders Trust Co 5.400 11/21/25 968,959
1,000,000 Manufacturers & Traders Trust Co 4.700 01/27/28 935,096
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.801 07/18/24 968,422
2,000,000 Mitsubishi UFJ Financial Group, Inc 2.193 02/25/25 1,884,708
1,625,000 Mitsubishi UFJ Financial Group, Inc 3.777 03/02/25 1,573,746
2,500,000 Mitsubishi UFJ Financial Group, Inc 1.412 07/17/25 2,288,945
750,000 Mitsubishi UFJ Financial Group, Inc 0.962 10/11/25 699,773
207,000 Mitsubishi UFJ Financial Group, Inc 3.850 03/01/26 198,329
225,000 Mitsubishi UFJ Financial Group, Inc 2.757 09/13/26 205,936
650,000 e Mitsubishi UFJ Financial Group, Inc 3.677 02/22/27 624,865
2,000,000 Mitsubishi UFJ Financial Group, Inc 1.538 07/20/27 1,765,130
700,000 Mitsubishi UFJ Financial Group, Inc 3.287 07/25/27 648,952
750,000 Mitsubishi UFJ Financial Group, Inc 1.640 10/13/27 659,955
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.341 01/19/28 894,397
1,000,000 Mitsubishi UFJ Financial Group, Inc 3.961 03/02/28 950,767
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.080 04/19/28 948,588
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.017 07/20/28 980,060
300,000 Mitsubishi UFJ Financial Group, Inc 4.050 09/11/28 282,772
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.354 09/13/28 992,494
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.422 02/22/29 2,486,751
1,250,000 Mitsubishi UFJ Financial Group, Inc 3.741 03/07/29 1,141,421
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.242 04/19/29 983,740

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,000,000 Mitsubishi UFJ Financial Group, Inc 3.195% 07/18/29 $ 883,295
1,500,000 Mitsubishi UFJ Financial Group, Inc 2.559 02/25/30 1,272,986
1,250,000 Mitsubishi UFJ Financial Group, Inc 2.048 07/17/30 1,013,475
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.475 02/22/31 2,486,245
1,700,000 Mitsubishi UFJ Financial Group, Inc 2.309 07/20/32 1,352,797
500,000 Mitsubishi UFJ Financial Group, Inc 2.494 10/13/32 401,965
1,000,000 Mitsubishi UFJ Financial Group, Inc 2.852 01/19/33 824,153
1,000,000 Mitsubishi UFJ Financial Group, Inc 4.315 04/19/33 927,839
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.133 07/20/33 980,285
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.472 09/13/33 1,006,217
2,500,000 Mitsubishi UFJ Financial Group, Inc 5.441 02/22/34 2,490,618
1,000,000 Mitsubishi UFJ Financial Group, Inc 5.406 04/19/34 992,275
300,000 Mitsubishi UFJ Financial Group, Inc 4.286 07/26/38 266,880
500,000 Mitsubishi UFJ Financial Group, Inc 4.153 03/07/39 446,407
1,425,000 Mitsubishi UFJ Financial Group, Inc 3.751 07/18/39 1,207,849
500,000 Mizuho Financial Group, Inc 2.555 09/13/25 477,366
500,000 Mizuho Financial Group, Inc 2.226 05/25/26 463,627
200,000 Mizuho Financial Group, Inc 3.663 02/28/27 188,494
1,000,000 Mizuho Financial Group, Inc 1.234 05/22/27 878,640
1,000,000 Mizuho Financial Group, Inc 1.554 07/09/27 882,199
725,000 Mizuho Financial Group, Inc 4.018 03/05/28 681,527
1,000,000 Mizuho Financial Group, Inc 5.667 05/27/29 997,740
1,500,000 Mizuho Financial Group, Inc 5.778 07/06/29 1,503,701
625,000 Mizuho Financial Group, Inc 4.254 09/11/29 584,217
1,000,000 Mizuho Financial Group, Inc 3.261 05/22/30 882,110
1,000,000 Mizuho Financial Group, Inc 3.153 07/16/30 862,835
500,000 Mizuho Financial Group, Inc 2 .869 09/13/30 423,048
500,000 Mizuho Financial Group, Inc 2.591 05/25/31 414,210
1,000,000 Mizuho Financial Group, Inc 5.739 05/27/31 998,462
1,000,000 Mizuho Financial Group, Inc 2.201 07/10/31 800,595
1,000,000 Mizuho Financial Group, Inc 1.979 09/08/31 790,089
700,000 Mizuho Financial Group, Inc 2.564 09/13/31 550,692
1,000,000 e Mizuho Financial Group, Inc 2.172 05/22/32 779,881
500,000 Mizuho Financial Group, Inc 2.260 07/09/32 389,734
1,000,000 Mizuho Financial Group, Inc 5.669 09/13/33 1,007,151
1,000,000 Mizuho Financial Group, Inc 5.754 05/27/34 1,005,027
1,500,000 Mizuho Financial Group, Inc 5.748 07/06/34 1,504,465
1,500,000 National Australia Bank Ltd 5.132 11/22/24 1,493,101
300,000 National Australia Bank Ltd 3.375 01/14/26 287,498
750,000 National Australia Bank Ltd 2.500 07/12/26 693,400
1,000,000 National Australia Bank Ltd 3.905 06/09/27 957,961
2,000,000 National Australia Bank Ltd 4.944 01/12/28 1,998,895
1,500,000 National Australia Bank Ltd 4.900 06/13/28 1,485,195
1,000,000 National Bank of Canada 0.750 08/06/24 943,376
800,000 Natwest Group plc 1.642 06/14/27 704,032
800,000 Natwest Group plc 3.032 11/28/35 613,777
2,000,000 NatWest Group plc 7.472 11/10/26 2,045,514
700,000 NatWest Group plc 5.516 09/30/28 686,168
1,000,000 NatWest Group plc 5.808 09/13/29 985,305
1,500,000 NatWest Group plc 6.016 03/02/34 1,508,002
300,000 People's United Bank NA 4.000 07/15/24 292,218
600,000 PNC Bank NA 2.950 02/23/25 571,178
550,000 PNC Bank NA 3.250 06/01/25 524,128
903,000 PNC Bank NA 4.050 07/26/28 831,876
475,000 PNC Bank NA 2.700 10/22/29 396,926
300,000 PNC Financial Services Group, Inc 3.900 04/29/24 294,519
500,000 PNC Financial Services Group, Inc 2.200 11/01/24 475,084
1,500,000 PNC Financial Services Group, Inc 2.600 07/23/26 1,384,024
3,000,000 PNC Financial Services Group, Inc 1.150 08/13/26 2,631,951
300,000 PNC Financial Services Group, Inc 3.150 05/19/27 276,872
1,500,000 PNC Financial Services Group, Inc 5.354 12/02/28 1,483,321

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,575,000 PNC Financial Services Group, Inc 3.450% 04/23/29 $ 1,418,062
2,000,000 PNC Financial Services Group, Inc 5.582 06/12/29 1,990,588
2,000,000 PNC Financial Services Group, Inc 2.550 01/22/30 1,680,164
750,000 PNC Financial Services Group, Inc 4.626 06/06/33 689,912
1,000,000 PNC Financial Services Group, Inc 6.037 10/28/33 1,023,372
900,000 PNC Financial Services Group, Inc 5.068 01/24/34 863,064
825,000 PNC Financial Services Group, Inc 6.200 N/A‡ 769,024
300,000 Regions Bank 6.450 06/26/37 295,171
225,000 Regions Financial Corp 2.250 05/18/25 208,098
1,000,000 Regions Financial Corp 1.800 08/12/28 807,734
1,000,000 Royal Bank of Canada 2.550 07/16/24 969,226
750,000 Royal Bank of Canada 2.250 11/01/24 715,637
1,000,000 Royal Bank of Canada 3.375 04/14/25 962,675
2,000,000 Royal Bank of Canada 1.150 06/10/25 1,846,206
1,000,000 Royal Bank of Canada 0.875 01/20/26 894,709
1,000,000 Royal Bank of Canada 4.650 01/27/26 973,696
2,000,000 Royal Bank of Canada 1.200 04/27/26 1,783,501
2,000,000 Royal Bank of Canada 1.150 07/14/26 1,769,392
1,500,000 Royal Bank of Canada 1.400 11/02/26 1,320,770
1,000,000 Royal Bank of Canada 3.625 05/04/27 946,336
1,000,000 Royal Bank of Canada 4.240 08/03/27 964,787
1,500,000 Royal Bank of Canada 6.000 11/01/27 1,536,100
1,500,000 Royal Bank of Canada 4.900 01/12/28 1,480,388
1,600,000 Royal Bank of Canada 2.300 11/03/31 1,299,490
500,000 Royal Bank of Canada 3.875 05/04/32 457,783
1,000,000 Royal Bank of Canada 5.000 02/01/33 980,047
4,000,000 Royal Bank of Canada 5.000 05/02/33 3,903,280
750,000 Royal Bank of Scotland Group plc 4.269 03/22/25 736,703
750,000 Royal Bank of Scotland Group plc 4.800 04/05/26 727,980
300,000 Royal Bank of Scotland Group plc 3.073 05/22/28 269,810
1,000,000 Royal Bank of Scotland Group plc 4.892 05/18/29 951,246
750,000 Royal Bank of Scotland Group plc 3.754 11/01/29 704,015
3,000,000 Royal Bank of Scotland Group plc 5.076 01/27/30 2,861,388
1,500,000 Royal Bank of Scotland Group plc 4.445 05/08/30 1,378,730
375,000 Santander Holdings USA, Inc 3.500 06/07/24 364,135
1,000,000 Santander Holdings USA, Inc 3.450 06/02/25 942,980
775,000 Santander Holdings USA, Inc 4.500 07/17/25 752,241
1,850,000 Santander Holdings USA, Inc 3.244 10/05/26 1,665,650
650,000 Santander Holdings USA, Inc 4.400 07/13/27 610,428
2,000,000 Santander Holdings USA, Inc 2.490 01/06/28 1,727,361
1,000,000 Santander Holdings USA, Inc 6.499 03/09/29 989,133
1,000,000 Santander Holdings USA, Inc 6.565 06/12/29 980,588
1,000,000 Santander UK Group Holdings plc 1.532 08/21/26 890,394
1,000,000 Santander UK Group Holdings plc 1.673 06/14/27 861,537
2,000,000 Santander UK Group Holdings plc 2.469 01/11/28 1,745,965
500,000 Santander UK Group Holdings plc 3.823 11/03/28 449,968
750,000 Santander UK Group Holdings plc 2.896 03/15/32 606,516
500,000 Sumitomo Mitsui Banking Corp 3.400 07/11/24 487,751
250,000 Sumitomo Mitsui Banking Corp 3.650 07/23/25 238,469
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.448 09/27/24 957,847
1,000,000 Sumitomo Mitsui Financial Group, Inc 0.948 01/12/26 891,409
1,300,000 Sumitomo Mitsui Financial Group, Inc 3.784 03/09/26 1,242,549
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.402 09/17/26 879,322
700,000 Sumitomo Mitsui Financial Group, Inc 3.010 10/19/26 646,992
725,000 Sumitomo Mitsui Financial Group, Inc 3.446 01/11/27 678,904
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.174 01/14/27 893,471
775,000 Sumitomo Mitsui Financial Group, Inc 3.364 07/12/27 723,185
500,000 Sumitomo Mitsui Financial Group, Inc 3.352 10/18/27 459,323
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.520 01/13/28 2,007,653
675,000 Sumitomo Mitsui Financial Group, Inc 3.544 01/17/28 622,801
750,000 Sumitomo Mitsui Financial Group, Inc 3.944 07/19/28 698,884

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,500,000 Sumitomo Mitsui Financial Group, Inc 1.902% 09/17/28 $ 1,260,014
500,000 Sumitomo Mitsui Financial Group, Inc 4.306 10/16/28 472,416
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.472 01/14/29 1,279,077
1,500,000 Sumitomo Mitsui Financial Group, Inc 3.040 07/16/29 1,310,308
500,000 Sumitomo Mitsui Financial Group, Inc 3.202 09/17/29 436,195
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.724 09/27/29 851,364
2,000,000 Sumitomo Mitsui Financial Group, Inc 5.710 01/13/30 2,023,954
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.750 01/15/30 1,293,821
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.130 07/08/30 1,220,614
1,000,000 Sumitomo Mitsui Financial Group, Inc 2.142 09/23/30 800,614
1,000,000 Sumitomo Mitsui Financial Group, Inc 1.710 01/12/31 778,705
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.222 09/17/31 1,197,753
1,000,000 Sumitomo Mitsui Financial Group, Inc 5.766 01/13/33 1,028,930
1,500,000 Sumitomo Mitsui Financial Group, Inc 2.296 01/12/41 1,002,556
1,000,000 e Sumitomo Mitsui Financial Group, Inc 2.930 09/17/41 705,620
1,500,000 e Sumitomo Mitsui Financial Group, Inc 3.050 01/14/42 1,118,970
1,000,000 Synchrony Bank 5.625 08/23/27 938,270
1,000,000 Synovus Bank 5.625 02/15/28 903,488
1,000,000 Synovus Financial Corp 5.200 08/11/25 952,401
1,525,000 Toronto-Dominion Bank 3.250 03/11/24 1,499,275
1,250,000 Toronto-Dominion Bank 2.650 06/12/24 1,212,222
1,000,000 Toronto-Dominion Bank 1.150 06/12/25 921,565
1,000,000 Toronto-Dominion Bank 0.750 09/11/25 905,338
2,000,000 Toronto-Dominion Bank 0.750 01/06/26 1,785,663
2,000,000 Toronto-Dominion Bank 1.200 06/03/26 1,778,547
1,500,000 Toronto-Dominion Bank 1.250 09/10/26 1,325,974
1,000,000 Toronto-Dominion Bank 1.950 01/12/27 898,906
1,000,000 Toronto-Dominion Bank 2.800 03/10/27 916,621
3,000,000 Toronto-Dominion Bank 4.108 06/08/27 2,869,165
1,500,000 Toronto-Dominion Bank 4.693 09/15/27 1,468,057
1,000,000 Toronto-Dominion Bank 5.156 01/10/28 993,351
1,500,000 Toronto-Dominion Bank 2.000 09/10/31 1,190,277
1,000,000 Toronto-Dominion Bank 3.625 09/15/31 922,632
1,000,000 Toronto-Dominion Bank 2.450 01/12/32 820,060
500,000 Toronto-Dominion Bank 3.200 03/10/32 432,384
800,000 Toronto-Dominion Bank 4.456 06/08/32 759,152
500,000 Truist Bank 3.689 08/02/24 498,561
750,000 Truist Bank 2.150 12/06/24 707,161
1,000,000 Truist Bank 1.500 03/10/25 923,631
500,000 Truist Bank 3.625 09/16/25 467,128
200,000 Truist Bank 4.050 11/03/25 190,753
375,000 Truist Bank 3.300 05/15/26 343,824
500,000 Truist Bank 3.800 10/30/26 455,554
750,000 Truist Bank 2.636 09/17/29 692,323
475,000 Truist Bank 2.250 03/11/30 377,392
1,000,000 Truist Financial Corp 2.500 08/01/24 960,466
825,000 Truist Financial Corp 2.850 10/26/24 791,917
900,000 Truist Financial Corp 4.000 05/01/25 868,962
975,000 Truist Financial Corp 3.700 06/05/25 934,598
750,000 Truist Financial Corp 1.200 08/05/25 679,627
1,000,000 Truist Financial Corp 4.260 07/28/26 961,117
1,300,000 Truist Financial Corp 1.267 03/02/27 1,146,406
1,000,000 Truist Financial Corp 1.125 08/03/27 841,939
750,000 Truist Financial Corp 4.123 06/06/28 706,708
1,000,000 Truist Financial Corp 4.873 01/26/29 961,173
500,000 Truist Financial Corp 3.875 03/19/29 447,782
2,000,000 Truist Financial Corp 1.887 06/07/29 1,662,420
1,000,000 Truist Financial Corp 4.916 07/28/33 913,845
1,000,000 Truist Financial Corp 6.123 10/28/33 1,014,823
100,000 Truist Financial Corp 5.122 01/26/34 94,762
3,000,000 Truist Financial Corp 5.867 06/08/34 3,001,234

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 2,225,000 US Bancorp 3.600% 09/11/24 $ 2,162,354
125,000 US Bancorp 3.950 11/17/25 120,164
750,000 US Bancorp 3.100 04/27/26 700,899
700,000 US Bancorp 2.375 07/22/26 639,351
1,175,000 US Bancorp 3.150 04/27/27 1,085,772
750,000 US Bancorp 3.900 04/26/28 704,948
600,000 US Bancorp 3.000 07/30/29 507,588
2,500,000 US Bancorp 1.375 07/22/30 1,911,881
1,000,000 US Bancorp 4.967 07/22/33 905,977
1,000,000 US Bancorp 5.850 10/21/33 1,001,329
1,000,000 US Bancorp 2.491 11/03/36 731,487
750,000 US Bank NA 2.800 01/27/25 715,901
1,000,000 e Valley National Bancorp 3.000 06/15/31 788,440
125,000 Wachovia Corp 5.500 08/01/35 122,574
200,000 Webster Financial Corp 4.100 03/25/29 170,013
2,700,000 Wells Fargo & Co 3.300 09/09/24 2,630,238
4,100,000 Wells Fargo & Co 3.000 02/19/25 3,935,038
1,125,000 Wells Fargo & Co 3.550 09/29/25 1,078,257
2,000,000 Wells Fargo & Co 2.406 10/30/25 1,904,414
1,500,000 Wells Fargo & Co 2.164 02/11/26 1,412,506
3,350,000 Wells Fargo & Co 3.000 04/22/26 3,150,003
2,000,000 Wells Fargo & Co 3.908 04/25/26 1,933,564
1,000,000 Wells Fargo & Co 2 .188 04/30/26 936,937
1,250,000 Wells Fargo & Co 4.100 06/03/26 1,199,255
1,700,000 Wells Fargo & Co 4.540 08/15/26 1,661,054
2,575,000 Wells Fargo & Co 3.000 10/23/26 2,390,279
1,500,000 Wells Fargo & Co 3.196 06/17/27 1,408,725
1,200,000 Wells Fargo & Co 4.300 07/22/27 1,151,145
1,300,000 Wells Fargo & Co 3.526 03/24/28 1,213,354
2,125,000 Wells Fargo & Co 3.584 05/22/28 1,979,103
5,000,000 Wells Fargo & Co 2.393 06/02/28 4,455,654
1,000,000 Wells Fargo & Co 4.808 07/25/28 977,423
6,175,000 Wells Fargo & Co 4.150 01/24/29 5,852,161
4,950,000 Wells Fargo & Co 2.879 10/30/30 4,275,239
3,000,000 Wells Fargo & Co 2.572 02/11/31 2,540,069
5,000,000 Wells Fargo & Co 4.478 04/04/31 4,753,989
6,000,000 Wells Fargo & Co 3.350 03/02/33 5,135,122
3,500,000 Wells Fargo & Co 4.897 07/25/33 3,357,243
3,000,000 Wells Fargo & Co 5.389 04/24/34 2,980,842
7,025,000 Wells Fargo & Co 3.068 04/30/41 5,166,999
1,050,000 Wells Fargo & Co 5.375 11/02/43 988,545
1,468,000 Wells Fargo & Co 5.606 01/15/44 1,409,306
475,000 Wells Fargo & Co 4.650 11/04/44 402,950
1,500,000 Wells Fargo & Co 3.900 05/01/45 1,200,740
950,000 Wells Fargo & Co 4.900 11/17/45 836,048
3,250,000 Wells Fargo & Co 4.400 06/14/46 2,639,328
1,975,000 Wells Fargo & Co 4.750 12/07/46 1,681,080
1,500,000 Wells Fargo & Co 5.013 04/04/51 1,397,109
2,000,000 Wells Fargo & Co 4.611 04/25/53 1,753,796
250,000 Wells Fargo Bank NA 6.600 01/15/38 271,039
2,000,000 Westpac Banking Corp 2.350 02/19/25 1,908,461
1,000,000 Westpac Banking Corp 2.850 05/13/26 940,897
2,000,000 Westpac Banking Corp 1.150 06/03/26 1,781,230
675,000 Westpac Banking Corp 2.700 08/19/26 627,427
850,000 Westpac Banking Corp 3.350 03/08/27 800,471
1,500,000 Westpac Banking Corp 4.043 08/26/27 1,453,266
2,000,000 Westpac Banking Corp 5.457 11/18/27 2,029,642
725,000 Westpac Banking Corp 3 .400 01/25/28 679,062
2,000,000 Westpac Banking Corp 1.953 11/20/28 1,714,436
1,000,000 Westpac Banking Corp 2.894 02/04/30 934,326
1,500,000 e Westpac Banking Corp 2.150 06/03/31 1,261,226

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 950,000 Westpac Banking Corp 4.322% 11/23/31 $ 880,057
1,000,000 Westpac Banking Corp 5.405 08/10/33 947,412
600,000 Westpac Banking Corp 4.110 07/24/34 521,755
2,350,000 Westpac Banking Corp 2.668 11/15/35 1,803,358
500,000 Westpac Banking Corp 3.020 11/18/36 383,518
900,000 e Westpac Banking Corp 4.421 07/24/39 739,982
225,000 Westpac Banking Corp 2.963 11/16/40 150,835
400,000 Zions Bancorp NA 3.250 10/29/29 293,586
TOTAL BANKS 901,185,947
CAPITAL GOODS - 1.2%
1,000,000 e 3M Co 2.000 02/14/25 943,235
1,200,000 e 3M Co 3.000 08/07/25 1,145,555
675,000 e 3M Co 2.875 10/15/27 617,718
925,000 e 3M Co 3 .625 09/14/28 862,003
500,000 e 3M Co 3.375 03/01/29 458,664
1,000,000 e 3M Co 2.375 08/26/29 858,825
200,000 e 3M Co 3.125 09/19/46 140,827
300,000 e 3M Co 3.625 10/15/47 230,712
1,150,000 e 3M Co 4.000 09/14/48 1,007,763
875,000 e 3M Co 3.250 08/26/49 634,131
820,000 e 3M Co 3.700 04/15/50 648,903
1,000,000 Acuity Brands Lighting, Inc 2.150 12/15/30 802,972
750,000 Air Lease Corp 3.875 07/03/23 750,000
2,000,000 Air Lease Corp 0.700 02/15/24 1,937,178
750,000 Air Lease Corp 2.300 02/01/25 705,244
750,000 Air Lease Corp 3.375 07/01/25 710,829
1,000,000 Air Lease Corp 2.875 01/15/26 925,037
1,000,000 Air Lease Corp 3.750 06/01/26 945,011
1,500,000 Air Lease Corp 1.875 08/15/26 1,332,104
1,000,000 Air Lease Corp 2.200 01/15/27 886,743
500,000 Air Lease Corp 3.625 04/01/27 461,426
200,000 Air Lease Corp 3.625 12/01/27 182,459
1,000,000 Air Lease Corp 5.850 12/15/27 998,657
500,000 Air Lease Corp 5.300 02/01/28 490,633
300,000 Air Lease Corp 4.625 10/01/28 281,966
500,000 Air Lease Corp 3 .250 10/01/29 432,514
750,000 Air Lease Corp 3.000 02/01/30 627,168
500,000 Air Lease Corp 3.125 12/01/30 416,514
200,000 Aircastle Ltd 4.400 09/25/23 198,979
1,000,000 Aircastle Ltd 4.125 05/01/24 973,055
500,000 Aircastle Ltd 4.250 06/15/26 470,881
500,000 Allegion plc 3.500 10/01/29 441,581
200,000 Allegion US Holding Co, Inc 3.200 10/01/24 192,044
200,000 Allegion US Holding Co, Inc 3.550 10/01/27 184,962
500,000 Allegion US Holding Co, Inc 5.411 07/01/32 494,087
5,700,000 Boeing Co 4.875 05/01/25 5,618,998
400,000 Boeing Co 2.600 10/30/25 372,078
2,000,000 Boeing Co 2.750 02/01/26 1,862,394
3,000,000 Boeing Co 2.196 02/04/26 2,753,425
300,000 Boeing Co 3.100 05/01/26 281,828
200,000 Boeing Co 2.250 06/15/26 181,949
500,000 Boeing Co 2.700 02/01/27 457,004
250,000 Boeing Co 2.800 03/01/27 227,932
1,900,000 Boeing Co 5.040 05/01/27 1,876,758
500,000 Boeing Co 3.250 03/01/28 454,826
125,000 Boeing Co 3.450 11/01/28 113,237
600,000 Boeing Co 3.200 03/01/29 536,460
750,000 Boeing Co 2.950 02/01/30 651,873
1,600,000 Boeing Co 5.150 05/01/30 1,584,560
1,000,000 Boeing Co 3.625 02/01/31 900,660

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 300,000 Boeing Co 3.600% 05/01/34 $ 255,312
425,000 Boeing Co 3.250 02/01/35 344,602
500,000 Boeing Co 3.550 03/01/38 388,971
600,000 Boeing Co 3.500 03/01/39 456,407
350,000 Boeing Co 5.875 02/15/40 351,320
2,000,000 Boeing Co 5.705 05/01/40 1,995,014
300,000 Boeing Co 3 .375 06/15/46 210,254
250,000 Boeing Co 3.650 03/01/47 178,755
100,000 Boeing Co 3.625 03/01/48 70,957
100,000 Boeing Co 3.850 11/01/48 73,727
5,000,000 Boeing Co 5.805 05/01/50 4,981,754
125,000 Boeing Co 3.825 03/01/59 89,266
750,000 Boeing Co 3.950 08/01/59 553,896
4,500,000 Boeing Co 5.930 05/01/60 4,456,743
200,000 Carlisle Cos, Inc 3.500 12/01/24 192,986
1,000,000 Carlisle Cos, Inc 2.750 03/01/30 852,419
1,000,000 Carlisle Cos, Inc 2.200 03/01/32 789,099
1,444,000 Carrier Global Corp 2.493 02/15/27 1,315,858
1,100,000 Carrier Global Corp 2.722 02/15/30 946,785
150,000 Carrier Global Corp 2.700 02/15/31 126,284
2,000,000 Carrier Global Corp 3.377 04/05/40 1,535,352
900,000 Carrier Global Corp 3.577 04/05/50 665,096
1,000,000 Caterpillar Financial Services Corp 2.850 05/17/24 977,016
1,000,000 Caterpillar Financial Services Corp 4.900 01/17/25 994,975
1,000,000 Caterpillar Financial Services Corp 3.400 05/13/25 968,164
1,000,000 Caterpillar Financial Services Corp 1.450 05/15/25 932,267
1,000,000 Caterpillar Financial Services Corp 0.800 11/13/25 905,115
3,000,000 Caterpillar Financial Services Corp 0.900 03/02/26 2,697,595
500,000 Caterpillar Financial Services Corp 2.400 08/09/26 464,272
2,000,000 Caterpillar Financial Services Corp 1.150 09/14/26 1,778,653
1,000,000 Caterpillar Financial Services Corp 3.600 08/12/27 962,618
2,775,000 Caterpillar, Inc 3.400 05/15/24 2,724,446
500,000 e Caterpillar, Inc 2.600 09/19/29 450,148
1,000,000 e Caterpillar, Inc 1.900 03/12/31 838,029
225,000 Caterpillar, Inc 5.200 05/27/41 234,387
2,363,000 Caterpillar, Inc 3.803 08/15/42 2,069,031
300,000 Caterpillar, Inc 4.300 05/15/44 281,091
750,000 Caterpillar, Inc 3.250 09/19/49 590,508
750,000 Caterpillar, Inc 3.250 04/09/50 590,213
1,000,000 CNH Industrial Capital LLC 1.875 01/15/26 913,154
1,000,000 CNH Industrial Capital LLC 1.450 07/15/26 883,812
1,000,000 CNH Industrial Capital LLC 4.550 04/10/28 966,936
500,000 CNH Industrial NV 3.850 11/15/27 469,807
500,000 Cummins, Inc 0.750 09/01/25 455,201
1,000,000 Cummins, Inc 1.500 09/01/30 809,075
200,000 Cummins, Inc 4.875 10/01/43 188,862
750,000 Cummins, Inc 2.600 09/01/50 483,052
218,000 Deere & Co 5.375 10/16/29 224,884
500,000 Deere & Co 2.875 09/07/49 375,505
825,000 Dover Corp 3.150 11/15/25 779,841
100,000 Dover Corp 2.950 11/04/29 87,617
100,000 Dover Corp 5.375 03/01/41 97,954
200,000 Eaton Corp 3.103 09/15/27 187,586
1,000,000 Eaton Corp 4.350 05/18/28 980,804
150,000 Eaton Corp 4.000 11/02/32 141,267
1,250,000 Eaton Corp 4.150 03/15/33 1,187,168
925,000 Eaton Corp 4.150 11/02/42 822,879
200,000 Eaton Corp 3.915 09/15/47 169,601
1,250,000 Eaton Corp 4.700 08/23/52 1,197,417
200,000 Emerson Electric Co 3.150 06/01/25 191,733
1,000,000 Emerson Electric Co 0.875 10/15/26 881,486

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 500,000 Emerson Electric Co 1.800% 10/15/27 $ 443,014
500,000 Emerson Electric Co 2.000 12/21/28 432,273
750,000 Emerson Electric Co 1.950 10/15/30 622,268
500,000 Emerson Electric Co 2.200 12/21/31 413,398
200,000 Emerson Electric Co 5.250 11/15/39 203,449
500,000 Emerson Electric Co 2.750 10/15/50 332,325
500,000 Emerson Electric Co 2.800 12/21/51 340,625
500,000 Flowserve Corp 3.500 10/01/30 426,646
1,000,000 Flowserve Corp 2.800 01/15/32 796,831
875,000 Fortive Corp 3.150 06/15/26 825,092
250,000 Fortive Corp 4.300 06/15/46 198,105
200,000 Fortune Brands Innovations, Inc 4.000 06/15/25 193,579
500,000 Fortune Brands Innovations, Inc 4.000 03/25/32 443,711
1,000,000 Fortune Brands Innovations, Inc 5.875 06/01/33 1,001,302
500,000 Fortune Brands Innovations, Inc 4.500 03/25/52 389,298
500,000 GATX Corp 3.250 09/15/26 461,376
200,000 GATX Corp 3.500 03/15/28 181,753
200,000 GATX Corp 4.550 11/07/28 190,551
425,000 GATX Corp 4.700 04/01/29 406,833
500,000 GATX Corp 4.000 06/30/30 456,093
1,000,000 GATX Corp 1.900 06/01/31 766,492
500,000 GATX Corp 4.900 03/15/33 474,030
750,000 GATX Corp 5.450 09/15/33 737,922
225,000 GATX Corp 5.200 03/15/44 201,359
3,000,000 General Dynamics Corp 1.150 06/01/26 2,710,275
900,000 General Dynamics Corp 2.250 06/01/31 757,411
1,000,000 General Dynamics Corp 2.850 06/01/41 756,947
225,000 General Dynamics Corp 3.600 11/15/42 187,330
1,950,000 General Dynamics Corp 4.250 04/01/50 1,787,466
2,300,000 Honeywell International, Inc 1.350 06/01/25 2,145,740
1,700,000 Honeywell International, Inc 2.500 11/01/26 1,587,204
2,000,000 Honeywell International, Inc 1.100 03/01/27 1,763,456
750,000 Honeywell International, Inc 4.950 02/15/28 760,054
950,000 Honeywell International, Inc 1.950 06/01/30 798,324
1,000,000 Honeywell International, Inc 5.000 02/15/33 1,019,711
2,000,000 Honeywell International, Inc 4.500 01/15/34 1,956,075
782,000 Honeywell International, Inc 3.812 11/21/47 665,569
575,000 Honeywell International, Inc 2.800 06/01/50 427,101
200,000 Hubbell, Inc 3.350 03/01/26 190,188
500,000 Hubbell, Inc 3.150 08/15/27 461,636
200,000 Hubbell, Inc 3.500 02/15/28 186,541
1,000,000 Hubbell, Inc 2.300 03/15/31 824,288
1,000,000 Huntington Ingalls Industries, Inc 0.670 08/16/23 993,904
500,000 Huntington Ingalls Industries, Inc 3.844 05/01/25 480,764
500,000 Huntington Ingalls Industries, Inc 4.200 05/01/30 463,283
500,000 IDEX Corp 3.000 05/01/30 438,294
1,000,000 IDEX Corp 2.625 06/15/31 836,006
1,000,000 Illinois Tool Works, Inc 2.650 11/15/26 936,135
200,000 Illinois Tool Works, Inc 4.875 09/15/41 198,026
1,000,000 Illinois Tool Works, Inc 3.900 09/01/42 875,787
400,000 Ingersoll-Rand Global Holding Co Ltd 3.750 08/21/28 378,747
200,000 Ingersoll-Rand Global Holding Co Ltd 5.750 06/15/43 208,402
450,000 Ingersoll-Rand Global Holding Co Ltd 4.300 02/21/48 386,927
600,000 Ingersoll-Rand Luxembourg Finance S.A. 3.550 11/01/24 581,230
100,000 Ingersoll-Rand Luxembourg Finance S.A. 3.500 03/21/26 95,441
1,000,000 Ingersoll-Rand Luxembourg Finance S.A. 3.800 03/21/29 942,081
300,000 Ingersoll-Rand Luxembourg Finance S.A. 4.500 03/21/49 264,533
3,000,000 John Deere Capital Corp 0.450 06/07/24 2,863,534
850,000 John Deere Capital Corp 2.650 06/24/24 826,822
500,000 John Deere Capital Corp 2.050 01/09/25 476,074
125,000 John Deere Capital Corp 3.400 09/11/25 120,258

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,000,000 John Deere Capital Corp 0.700% 01/15/26 $ 899,586
500,000 John Deere Capital Corp 2.250 09/14/26 460,155
1,000,000 John Deere Capital Corp 1.300 10/13/26 887,632
1,500,000 John Deere Capital Corp 1.700 01/11/27 1,355,593
250,000 John Deere Capital Corp 1.750 03/09/27 224,225
200,000 John Deere Capital Corp 2.800 09/08/27 185,321
1,000,000 John Deere Capital Corp 4.150 09/15/27 975,793
200,000 John Deere Capital Corp 3.050 01/06/28 187,533
1,000,000 John Deere Capital Corp 4.750 01/20/28 999,167
1,000,000 John Deere Capital Corp 4.900 03/03/28 1,005,964
2,000,000 John Deere Capital Corp 1.500 03/06/28 1,724,755
1,500,000 John Deere Capital Corp 3.350 04/18/29 1,395,129
500,000 John Deere Capital Corp 2.800 07/18/29 448,046
1,000,000 John Deere Capital Corp 4.850 10/11/29 998,955
500,000 John Deere Capital Corp 2.450 01/09/30 439,223
1,500,000 John Deere Capital Corp 4.700 06/10/30 1,490,101
1,000,000 John Deere Capital Corp 1.450 01/15/31 797,472
2,000,000 John Deere Capital Corp 2.000 06/17/31 1,645,025
450,000 John Deere Capital Corp 3.900 06/07/32 424,947
1,000,000 John Deere Capital Corp 4.350 09/15/32 981,192
474,000 Johnson Controls International plc 3.900 02/14/26 455,789
1,000,000 Johnson Controls International plc 1.750 09/15/30 806,765
1,000,000 Johnson Controls International plc 2.000 09/16/31 799,414
500,000 Johnson Controls International plc 4.900 12/01/32 495,267
207,000 Johnson Controls International plc 6.000 01/15/36 214,582
325,000 Johnson Controls International plc 4.625 07/02/44 289,496
35,000 Johnson Controls International plc 5.125 09/14/45 33,346
300,000 Johnson Controls International plc 4.500 02/15/47 261,253
280,000 Johnson Controls International plc (Step Bond) 3.625 07/02/24 274,422
72,000 Johnson Controls International plc (Step Bond) 4.950 07/02/64 63,936
200,000 Kennametal, Inc 4.625 06/15/28 190,225
1,000,000 Kennametal, Inc 2.800 03/01/31 799,768
37,000 KLA-Tencor Corp 4.650 11/01/24 36,535
300,000 KLA-Tencor Corp 4.100 03/15/29 288,561
500,000 KLA-Tencor Corp 5.000 03/15/49 485,318
52,000 L3Harris Technologies, Inc 3.950 05/28/24 51,075
600,000 L3Harris Technologies, Inc 3.850 12/15/26 571,705
625,000 L3Harris Technologies, Inc 4.400 06/15/28 600,710
1,275,000 L3Harris Technologies, Inc 4.400 06/15/28 1,225,449
175,000 L3Harris Technologies, Inc 2.900 12/15/29 151,447
1,000,000 L3Harris Technologies, Inc 1.800 01/15/31 791,458
300,000 L3Harris Technologies, Inc 4.854 04/27/35 288,102
600,000 L3Harris Technologies, Inc 5.054 04/27/45 550,919
100,000 Legrand France S.A. 8.500 02/15/25 104,680
100,000 Lennox International, Inc 1.350 08/01/25 91,152
100,000 Lennox International, Inc 1.700 08/01/27 86,903
1,100,000 Lockheed Martin Corp 3.550 01/15/26 1,066,826
750,000 Lockheed Martin Corp 5.100 11/15/27 762,705
1,000,000 Lockheed Martin Corp 4.450 05/15/28 985,716
150,000 Lockheed Martin Corp 1.850 06/15/30 124,801
625,000 Lockheed Martin Corp 3.900 06/15/32 588,612
550,000 Lockheed Martin Corp 5.250 01/15/33 569,782
1,000,000 Lockheed Martin Corp 4.750 02/15/34 997,586
300,000 Lockheed Martin Corp 3.600 03/01/35 268,156
500,000 Lockheed Martin Corp 4.500 05/15/36 482,577
1,833,000 Lockheed Martin Corp 4.070 12/15/42 1,631,108
275,000 Lockheed Martin Corp 3.800 03/01/45 231,711
200,000 Lockheed Martin Corp 4.700 05/15/46 192,270
1,150,000 Lockheed Martin Corp 2.800 06/15/50 816,182
1,894,000 Lockheed Martin Corp 4.090 09/15/52 1,665,547
1,000,000 Lockheed Martin Corp 4.150 06/15/53 880,354

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 750,000 Lockheed Martin Corp 5.700% 11/15/54 $ 832,700
1,000,000 Lockheed Martin Corp 5.200 02/15/55 1,031,970
1,000,000 Lockheed Martin Corp 4.300 06/15/62 885,380
750,000 Lockheed Martin Corp 5.900 11/15/63 853,293
200,000 Masco Corp 3.500 11/15/27 186,881
200,000 Masco Corp 1.500 02/15/28 170,277
500,000 Masco Corp 2.000 10/01/30 394,733
550,000 Masco Corp 2.000 02/15/31 433,855
700,000 e Masco Corp 4.500 05/15/47 565,362
1,000,000 Masco Corp 3.125 02/15/51 628,356
300,000 Northrop Grumman Corp 3.200 02/01/27 282,802
3,275,000 Northrop Grumman Corp 3.250 01/15/28 3,054,197
425,000 Northrop Grumman Corp 4.400 05/01/30 413,790
1,500,000 Northrop Grumman Corp 4.700 03/15/33 1,472,118
100,000 Northrop Grumman Corp 5.050 11/15/40 97,305
700,000 Northrop Grumman Corp 4.750 06/01/43 655,102
300,000 Northrop Grumman Corp 3.850 04/15/45 244,474
1,450,000 Northrop Grumman Corp 4.030 10/15/47 1,245,707
1,000,000 Northrop Grumman Corp 5.250 05/01/50 1,016,280
1,500,000 Northrop Grumman Corp 4.950 03/15/53 1,461,298
100,000 Oshkosh Corp 3.100 03/01/30 87,126
1,000,000 Otis Worldwide Corp 2.056 04/05/25 942,383
1,000,000 Otis Worldwide Corp 2.293 04/05/27 907,114
525,000 Otis Worldwide Corp 2.565 02/15/30 452,621
500,000 Otis Worldwide Corp 3.112 02/15/40 386,095
450,000 Otis Worldwide Corp 3.362 02/15/50 330,313
500,000 PACCAR Financial Corp 2.850 04/07/25 478,551
200,000 Parker-Hannifin Corp 2.700 06/14/24 194,247
300,000 Parker-Hannifin Corp 3.300 11/21/24 289,722
650,000 Parker-Hannifin Corp 3.250 03/01/27 609,772
1,500,000 Parker-Hannifin Corp 4.250 09/15/27 1,454,367
1,825,000 Parker-Hannifin Corp 3.250 06/14/29 1,659,859
1,500,000 Parker-Hannifin Corp 4.500 09/15/29 1,457,574
200,000 Parker-Hannifin Corp 4.200 11/21/34 183,126
200,000 Parker-Hannifin Corp 4.450 11/21/44 178,738
750,000 Parker-Hannifin Corp 4.100 03/01/47 637,337
225,000 Parker-Hannifin Corp 4.000 06/14/49 187,284
500,000 Pentair Finance Sarl 5.900 07/15/32 504,242
775,000 Precision Castparts Corp 3.250 06/15/25 748,613
400,000 Precision Castparts Corp 4.200 06/15/35 366,483
100,000 Precision Castparts Corp 3.900 01/15/43 84,953
1,000,000 Quanta Services, Inc 2.900 10/01/30 849,534
600,000 Quanta Services, Inc 2.350 01/15/32 472,091
1,000,000 Quanta Services, Inc 3.050 10/01/41 693,941
300,000 Raytheon Technologies Corp 3 .150 12/15/24 289,161
1,325,000 Raytheon Technologies Corp 3.500 03/15/27 1,259,247
200,000 Raytheon Technologies Corp 7.200 08/15/27 213,166
2,550,000 Raytheon Technologies Corp 4.125 11/16/28 2,455,994
4,500,000 Raytheon Technologies Corp 2.250 07/01/30 3,795,679
1,000,000 Raytheon Technologies Corp 1.900 09/01/31 798,340
1,000,000 Raytheon Technologies Corp 2.375 03/15/32 819,330
1,050,000 Raytheon Technologies Corp 5.150 02/27/33 1,064,352
100,000 Raytheon Technologies Corp 4.700 12/15/41 92,958
2,150,000 Raytheon Technologies Corp 4.500 06/01/42 1,979,002
125,000 Raytheon Technologies Corp 4.800 12/15/43 115,830
150,000 Raytheon Technologies Corp 4.200 12/15/44 122,328
700,000 Raytheon Technologies Corp 4.350 04/15/47 620,330
2,000,000 Raytheon Technologies Corp 3.125 07/01/50 1,448,320
1,000,000 Raytheon Technologies Corp 2.820 09/01/51 671,603
1,000,000 Raytheon Technologies Corp 3.030 03/15/52 702,971
1,000,000 Raytheon Technologies Corp 5.375 02/27/53 1,038,394

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 1,500,000 g Regal Rexnord Corp 6.050% 04/15/28 $ 1,489,062
1,000,000 g Regal Rexnord Corp 6.300 02/15/30 997,040
325,000 g Regal Rexnord Corp 6.400 04/15/33 324,726
400,000 Rockwell Automation, Inc 3.500 03/01/29 376,919
150,000 Rockwell Automation, Inc 1.750 08/15/31 120,881
400,000 Rockwell Automation, Inc 4.200 03/01/49 355,322
1,000,000 Rockwell Automation, Inc 2.800 08/15/61 652,672
200,000 Snap-on, Inc 3.250 03/01/27 188,205
200,000 Snap-on, Inc 4.100 03/01/48 174,745
500,000 Snap-on, Inc 3.100 05/01/50 369,843
500,000 Stanley Black & Decker, Inc 3.400 03/01/26 473,164
1,000,000 Stanley Black & Decker, Inc 6.000 03/06/28 1,027,975
300,000 Stanley Black & Decker, Inc 4.250 11/15/28 285,898
1,000,000 Stanley Black & Decker, Inc 2.300 03/15/30 824,370
1,000,000 e Stanley Black & Decker, Inc 3.000 05/15/32 843,079
100,000 Stanley Black & Decker, Inc 5.200 09/01/40 92,318
425,000 Stanley Black & Decker, Inc 4.850 11/15/48 363,239
1,500,000 Stanley Black & Decker, Inc 2.750 11/15/50 891,546
450,000 Stanley Black & Decker, Inc 4.000 03/15/60 343,523
150,000 Textron, Inc 4.000 03/15/26 144,797
500,000 Textron, Inc 3.650 03/15/27 468,354
100,000 Textron, Inc 3.375 03/01/28 91,151
750,000 Textron, Inc 3.900 09/17/29 687,425
500,000 Textron, Inc 3.000 06/01/30 435,833
300,000 Textron, Inc 2.450 03/15/31 247,408
250,000 Timken Co 3.875 09/01/24 243,506
200,000 Timken Co 4.500 12/15/28 190,064
1,000,000 e Timken Co 4.125 04/01/32 895,778
425,000 Trane Technologies Financing Ltd 5.250 03/03/33 430,284
625,000 Trimble, Inc 4.900 06/15/28 609,991
1,000,000 Trimble, Inc 6.100 03/15/33 1,012,772
750,000 United Parcel Service, Inc 4.450 04/01/30 747,080
725,000 United Technologies Corp 3.125 05/04/27 679,058
750,000 United Technologies Corp 4.450 11/16/38 689,826
1,650,000 United Technologies Corp 4.150 05/15/45 1,402,611
2,325,000 United Technologies Corp 4.625 11/16/48 2,169,090
200,000 Valmont Industries, Inc 5.000 10/01/44 175,370
200,000 Valmont Industries, Inc 5.250 10/01/54 176,502
600,000 Wabtec Corp 4.400 03/15/24 591,948
300,000 Wabtec Corp 3.450 11/15/26 280,527
875,000 Wabtec Corp 4.950 09/15/28 842,821
500,000 Westinghouse Air Brake Technologies Corp 3.200 06/15/25 474,571
750,000 WW Grainger, Inc 1.850 02/15/25 712,076
800,000 WW Grainger, Inc 4.600 06/15/45 753,966
200,000 WW Grainger, Inc 3.750 05/15/46 161,448
125,000 WW Grainger, Inc 4.200 05/15/47 109,189
775,000 Xylem, Inc 3.250 11/01/26 728,490
225,000 Xylem, Inc 1.950 01/30/28 197,365
150,000 Xylem, Inc 2.250 01/30/31 124,464
100,000 Xylem, Inc 4.375 11/01/46 84,259
TOTAL CAPITAL GOODS 248,458,823
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
700,000 Automatic Data Processing, Inc 3.375 09/15/25 676,796
400,000 Automatic Data Processing, Inc 1.700 05/15/28 351,098
900,000 Automatic Data Processing, Inc 1.250 09/01/30 729,666
750,000 BayCare Health System, Inc 3.831 11/15/50 616,598
350,000 Broadridge Financial Solutions, Inc 3.400 06/27/26 329,514
1,000,000 Broadridge Financial Solutions, Inc 2.900 12/01/29 852,835
1,000,000 Broadridge Financial Solutions, Inc 2.600 05/01/31 819,613
2,000,000 CDW LLC 2.670 12/01/26 1,795,760

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
$ 925,000 Daimler Finance North America LLC 8.500% 01/18/31 $ 1,148,770
125,000 Equifax, Inc 2.600 12/15/25 116,287
1,000,000 Equifax, Inc 5.100 12/15/27 988,711
1,000,000 Equifax, Inc 5.100 06/01/28 984,976
100,000 Equifax, Inc 3.100 05/15/30 86,236
2,000,000 Equifax, Inc 2.350 09/15/31 1,594,702
865,000 Fred Hutchinson Cancer Center 4.966 01/01/52 828,368
1,500,000 Jacobs Engineering Group, Inc 5.900 03/01/33 1,471,622
500,000 Leidos, Inc 3.625 05/15/25 479,556
100,000 Leidos, Inc 4.375 05/15/30 91,814
1,000,000 Leidos, Inc 2.300 02/15/31 787,948
1,000,000 Leidos, Inc 5.750 03/15/33 993,444
380,000 MidMichigan Health 3.409 06/01/50 271,543
100,000 Partners Healthcare System, Inc 3.765 07/01/48 81,779
750,000 Partners Healthcare System, Inc 3.192 07/01/49 545,055
100,000 Partners Healthcare System, Inc 4.117 07/01/55 83,394
1,000,000 Partners Healthcare System, Inc 3.342 07/01/60 699,562
625,000 RELX Capital, Inc 4.000 03/18/29 595,897
100,000 RELX Capital, Inc 3.000 05/22/30 89,151
275,000 RELX Capital, Inc 4.750 05/20/32 269,790
750,000 Republic Services, Inc 3.200 03/15/25 721,563
275,000 Republic Services, Inc 0.875 11/15/25 247,406
900,000 Republic Services, Inc 2.900 07/01/26 843,355
100,000 Republic Services, Inc 3.375 11/15/27 94,052
1,000,000 Republic Services, Inc 4.875 04/01/29 998,409
500,000 Republic Services, Inc 2.300 03/01/30 426,629
1,000,000 Republic Services, Inc 1.450 02/15/31 784,801
575,000 Republic Services, Inc 1.750 02/15/32 449,764
1,000,000 Republic Services, Inc 2.375 03/15/33 813,415
425,000 Republic Services, Inc 5.000 04/01/34 424,045
1,000,000 Republic Services, Inc 3.050 03/01/50 713,662
880,000 Rockefeller Foundation 2.492 10/01/50 571,714
1,200,000 Thomson Reuters Corp 3.350 05/15/26 1,141,801
145,000 Thomson Reuters Corp 5.850 04/15/40 142,980
200,000 Thomson Reuters Corp 5.650 11/23/43 189,675
1,000,000 Triton Container International Ltd 3.250 03/15/32 782,718
500,000 Verisk Analytics, Inc 4.000 06/15/25 485,228
850,000 Verisk Analytics, Inc 4.125 03/15/29 811,384
750,000 Verisk Analytics, Inc 5.750 04/01/33 785,171
300,000 Verisk Analytics, Inc 5.500 06/15/45 284,855
200,000 Verisk Analytics, Inc 3.625 05/15/50 147,063
750,000 Waste Connections, Inc 3.500 05/01/29 689,823
500,000 Waste Connections, Inc 2.600 02/01/30 432,591
700,000 Waste Connections, Inc 2.200 01/15/32 564,530
100,000 Waste Connections, Inc 3.200 06/01/32 87,153
425,000 Waste Connections, Inc 4.200 01/15/33 399,435
500,000 Waste Connections, Inc 3.050 04/01/50 345,354
575,000 Waste Connections, Inc 2.950 01/15/52 393,691
500,000 Waste Management, Inc 1.150 03/15/28 425,206
1,000,000 Waste Management, Inc 2.000 06/01/29 855,478
1,000,000 Waste Management, Inc 4.625 02/15/30 985,222
1,000,000 Waste Management, Inc 1.500 03/15/31 796,461
1,500,000 Waste Management, Inc 4.150 04/15/32 1,429,264
1,000,000 Waste Management, Inc 4.625 02/15/33 979,620
1,000,000 Waste Management, Inc 2.950 06/01/41 740,829
250,000 Waste Management, Inc 2.500 11/15/50 159,737
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 39,524,569
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
100,000 Advance Auto Parts, Inc 1.750 10/01/27 83,211
1,000,000 Advance Auto Parts, Inc 5.950 03/09/28 986,736

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 500,000 e Advance Auto Parts, Inc 3.900% 04/15/30 $ 426,013
1,000,000 e Advance Auto Parts, Inc 3.500 03/15/32 799,631
1,250,000 Alibaba Group Holding Ltd 3.600 11/28/24 1,210,590
1,325,000 Alibaba Group Holding Ltd 3.400 12/06/27 1,231,551
1,250,000 e Alibaba Group Holding Ltd 2.125 02/09/31 1,017,752
500,000 Alibaba Group Holding Ltd 4.500 11/28/34 461,194
750,000 Alibaba Group Holding Ltd 4.000 12/06/37 628,450
1,250,000 Alibaba Group Holding Ltd 2.700 02/09/41 834,780
1,500,000 Alibaba Group Holding Ltd 4.200 12/06/47 1,178,748
1,250,000 Alibaba Group Holding Ltd 3.150 02/09/51 808,860
750,000 Alibaba Group Holding Ltd 4.400 12/06/57 587,839
1,250,000 Alibaba Group Holding Ltd 3.250 02/09/61 772,729
1,125,000 Amazon.com, Inc 2.800 08/22/24 1,093,832
425,000 Amazon.com, Inc 3.800 12/05/24 416,880
1,000,000 Amazon.com, Inc 0.800 06/03/25 923,667
325,000 Amazon.com, Inc 5.200 12/03/25 326,069
5,000,000 Amazon.com, Inc 1.000 05/12/26 4,495,134
3,000,000 Amazon.com, Inc 3.300 04/13/27 2,856,996
1,000,000 Amazon.com, Inc 1.200 06/03/27 877,395
2,000,000 Amazon.com, Inc 3.150 08/22/27 1,881,718
3,000,000 Amazon.com, Inc 4.550 12/01/27 2,981,160
2,000,000 Amazon.com, Inc 1.650 05/12/28 1,746,255
2,000,000 Amazon.com, Inc 3.450 04/13/29 1,882,983
2,000,000 Amazon.com, Inc 4.650 12/01/29 2,005,056
1,000,000 Amazon.com, Inc 1.500 06/03/30 821,872
2,000,000 Amazon.com, Inc 2.100 05/12/31 1,682,016
2,000,000 Amazon.com, Inc 3.600 04/13/32 1,864,722
2,000,000 Amazon.com, Inc 4.700 12/01/32 2,016,441
1,800,000 Amazon.com, Inc 4.800 12/05/34 1,836,444
2,625,000 Amazon.com, Inc 3.875 08/22/37 2,397,021
2,500,000 Amazon.com, Inc 2.875 05/12/41 1,927,582
775,000 Amazon.com, Inc 4.950 12/05/44 784,225
2,875,000 Amazon.com, Inc 4.050 08/22/47 2,578,759
1,900,000 Amazon.com, Inc 2.500 06/03/50 1,263,484
1,500,000 Amazon.com, Inc 3.100 05/12/51 1,118,791
2,000,000 Amazon.com, Inc 3.950 04/13/52 1,743,166
1,900,000 Amazon.com, Inc 4.250 08/22/57 1,709,018
2,500,000 Amazon.com, Inc 3.250 05/12/61 1,808,693
2,000,000 Amazon.com, Inc 4.100 04/13/62 1,721,912
200,000 AutoNation, Inc 3.500 11/15/24 192,738
244,000 AutoNation, Inc 4.500 10/01/25 234,393
200,000 AutoNation, Inc 3.800 11/15/27 183,112
1,500,000 AutoNation, Inc 1.950 08/01/28 1,221,871
100,000 AutoNation, Inc 4.750 06/01/30 93,501
425,000 AutoNation, Inc 2.400 08/01/31 322,438
900,000 AutoNation, Inc 3.850 03/01/32 763,545
250,000 AutoZone, Inc 3.125 04/18/24 244,901
200,000 AutoZone, Inc 3.250 04/15/25 191,408
500,000 AutoZone, Inc 3.625 04/15/25 482,522
100,000 AutoZone, Inc 3.125 04/21/26 94,518
650,000 AutoZone, Inc 3.750 06/01/27 618,560
1,000,000 AutoZone, Inc 4.500 02/01/28 974,308
200,000 AutoZone, Inc 3.750 04/18/29 184,902
500,000 AutoZone, Inc 4.000 04/15/30 464,277
600,000 AutoZone, Inc 1.650 01/15/31 468,213
225,000 AutoZone, Inc 4.750 08/01/32 217,138
1,000,000 AutoZone, Inc 4.750 02/01/33 957,986
500,000 Best Buy Co, Inc 4.450 10/01/28 484,080
500,000 Best Buy Co, Inc 1.950 10/01/30 402,762
1,325,000 Cintas Corp No 2 4.000 05/01/32 1,258,544
1,000,000 Dick's Sporting Goods, Inc 3.150 01/15/32 819,380

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 1,000,000 Dick's Sporting Goods, Inc 4.100% 01/15/52 $ 694,353
400,000 eBay, Inc 3.450 08/01/24 391,152
1,000,000 eBay, Inc 1.400 05/10/26 902,859
1,200,000 eBay, Inc 3.600 06/05/27 1,134,468
500,000 eBay, Inc 5.950 11/22/27 512,152
1,200,000 eBay, Inc 2.700 03/11/30 1,030,491
1,000,000 eBay, Inc 2.600 05/10/31 833,743
500,000 eBay, Inc 6.300 11/22/32 525,374
200,000 eBay, Inc 4.000 07/15/42 158,839
1,000,000 eBay, Inc 3.650 05/10/51 732,445
1,500,000 Genuine Parts Co 1.875 11/01/30 1,174,243
275,000 Genuine Parts Co 2.750 02/01/32 225,654
350,000 Home Depot, Inc 3.350 09/15/25 337,720
1,925,000 Home Depot, Inc 3.000 04/01/26 1,841,226
1,550,000 Home Depot, Inc 2.125 09/15/26 1,429,483
1,000,000 Home Depot, Inc 2.875 04/15/27 939,718
2,000,000 Home Depot, Inc 0.900 03/15/28 1,685,168
1,000,000 Home Depot, Inc 1.500 09/15/28 855,875
825,000 Home Depot, Inc 3.900 12/06/28 798,647
2,333,000 Home Depot, Inc 2.950 06/15/29 2,123,595
375,000 Home Depot, Inc 2.700 04/15/30 333,166
2,000,000 Home Depot, Inc 1.375 03/15/31 1,579,547
1,000,000 Home Depot, Inc 1.875 09/15/31 813,412
1,000,000 Home Depot, Inc 3.250 04/15/32 898,343
1,000,000 e Home Depot, Inc 4.500 09/15/32 988,432
425,000 Home Depot, Inc 5.875 12/16/36 462,688
150,000 Home Depot, Inc 5.950 04/01/41 165,156
675,000 Home Depot, Inc 4.200 04/01/43 603,174
450,000 Home Depot, Inc 4.875 02/15/44 438,006
650,000 Home Depot, Inc 4.400 03/15/45 592,145
725,000 Home Depot, Inc 4.250 04/01/46 642,679
2,100,000 Home Depot, Inc 3.900 06/15/47 1,784,666
2,000,000 Home Depot, Inc 4.500 12/06/48 1,853,160
1,000,000 Home Depot, Inc 3.125 12/15/49 731,631
2,655,000 Home Depot, Inc 3 .350 04/15/50 2,026,123
3,000,000 Home Depot, Inc 2.375 03/15/51 1,858,676
1,000,000 Home Depot, Inc 2.750 09/15/51 673,191
500,000 Home Depot, Inc 3.625 04/15/52 398,667
1,000,000 e Home Depot, Inc 4.950 09/15/52 993,217
675,000 Home Depot, Inc 3.500 09/15/56 519,212
500,000 JD.com, Inc 3.375 01/14/30 448,507
500,000 JD.com, Inc 4.125 01/14/50 388,989
750,000 g LKQ Corp 5.750 06/15/28 747,560
750,000 g LKQ Corp 6.250 06/15/33 755,654
400,000 Lowe's Cos, Inc 3.125 09/15/24 387,785
1,000,000 Lowe's Cos, Inc 4.000 04/15/25 973,502
1,000,000 Lowe's Cos, Inc 4.400 09/08/25 980,032
1,100,000 Lowe's Cos, Inc 3.375 09/15/25 1,053,643
500,000 Lowe's Cos, Inc 2.500 04/15/26 467,622
1,000,000 Lowe's Cos, Inc 3.350 04/01/27 944,399
2,000,000 Lowe's Cos, Inc 1.300 04/15/28 1,689,073
1,500,000 Lowe's Cos, Inc 1.700 09/15/28 1,271,396
775,000 Lowe's Cos, Inc 3.650 04/05/29 718,119
306,000 Lowe's Cos, Inc 4.500 04/15/30 297,473
1,500,000 Lowe's Cos, Inc 1.700 10/15/30 1,201,949
800,000 Lowe's Cos, Inc 2.625 04/01/31 675,508
1,000,000 Lowe's Cos, Inc 3.750 04/01/32 905,075
1,000,000 e Lowe's Cos, Inc 5.000 04/15/33 989,166
650,000 Lowe's Cos, Inc 5.150 07/01/33 649,765
700,000 Lowe's Cos, Inc 2.800 09/15/41 495,073
56,000 Lowe's Cos, Inc 4.250 09/15/44 44,274

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 1,075,000 Lowe's Cos, Inc 3.700% 04/15/46 $ 818,248
2,000,000 Lowe's Cos, Inc 4.050 05/03/47 1,608,503
1,425,000 Lowe's Cos, Inc 4.550 04/05/49 1,215,792
1,320,000 Lowe's Cos, Inc 5.125 04/15/50 1,238,487
450,000 Lowe's Cos, Inc 3.000 10/15/50 294,943
1,000,000 Lowe's Cos, Inc 3.500 04/01/51 710,295
500,000 Lowe's Cos, Inc 4.250 04/01/52 407,940
1,000,000 e Lowe's Cos, Inc 5.625 04/15/53 999,401
275,000 Lowe's Cos, Inc 5.750 07/01/53 280,213
500,000 Lowe's Cos, Inc 4.450 04/01/62 401,453
1,000,000 Lowe's Cos, Inc 5.800 09/15/62 988,986
600,000 Lowe's Cos, Inc 5.850 04/01/63 598,132
1,000,000 O'Reilly Automotive, Inc 3.600 09/01/27 946,253
300,000 O'Reilly Automotive, Inc 4.350 06/01/28 290,441
500,000 O'Reilly Automotive, Inc 3.900 06/01/29 469,148
200,000 O'Reilly Automotive, Inc 1.750 03/15/31 157,382
2,000,000 O'Reilly Automotive, Inc 4.700 06/15/32 1,926,359
300,000 Ross Stores, Inc 4.600 04/15/25 294,130
500,000 Ross Stores, Inc 0.875 04/15/26 441,669
55,000 Ross Stores, Inc 4.700 04/15/27 53,741
500,000 Ross Stores, Inc 1.875 04/15/31 394,523
525,000 TJX Cos, Inc 2.250 09/15/26 484,343
1,750,000 TJX Cos, Inc 1.150 05/15/28 1,490,728
500,000 TJX Cos, Inc 1.600 05/15/31 405,194
650,000 Tractor Supply Co 1.750 11/01/30 514,768
1,000,000 Tractor Supply Co 5.250 05/15/33 992,250
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 139,854,854
CONSUMER DURABLES & APPAREL - 0.1%
500,000 Brunswick Corp 0.850 08/18/24 470,122
1,000,000 Brunswick Corp 2.400 08/18/31 766,599
500,000 Brunswick Corp 4.400 09/15/32 436,394
161,000 Coach, Inc 4.125 07/15/27 151,136
750,000 DR Horton, Inc 2.500 10/15/24 717,132
500,000 DR Horton, Inc 2.600 10/15/25 467,748
1,000,000 DR Horton, Inc 1.300 10/15/26 876,324
750,000 Hasbro, Inc 3.550 11/19/26 696,787
775,000 Hasbro, Inc 3.500 09/15/27 720,726
1,000,000 Hasbro, Inc 3.900 11/19/29 903,640
100,000 Hasbro, Inc 6.350 03/15/40 101,549
200,000 Hasbro, Inc 5.100 05/15/44 175,945
475,000 Leggett & Platt, Inc 3.500 11/15/27 437,561
350,000 Leggett & Platt, Inc 4.400 03/15/29 333,202
1,000,000 Leggett & Platt, Inc 3.500 11/15/51 720,292
1,900,000 Lennar Corp 4.750 11/29/27 1,843,481
500,000 MDC Holdings, Inc 3.966 08/06/61 298,348
750,000 e Mohawk Industries, Inc 3.625 05/15/30 676,955
650,000 NIKE, Inc 2.375 11/01/26 603,796
300,000 NIKE, Inc 3.625 05/01/43 251,744
825,000 NIKE, Inc 3.875 11/01/45 720,979
200,000 NIKE, Inc 3.375 11/01/46 160,406
2,440,000 e NIKE, Inc 3.375 03/27/50 1,976,581
1,000,000 NVR, Inc 3.000 05/15/30 866,139
200,000 Ralph Lauren Corp 3.750 09/15/25 192,913
1,000,000 Ralph Lauren Corp 2.950 06/15/30 881,655
450,000 Tapestry, Inc 3.050 03/15/32 359,349
400,000 VF Corp 2.400 04/23/25 374,895
1,000,000 VF Corp 2.800 04/23/27 901,760
200,000 e VF Corp 2.950 04/23/30 164,299
100,000 Whirlpool Corp 4.000 03/01/24 98,926
925,000 e Whirlpool Corp 4.750 02/26/29 900,214

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DURABLES & APPAREL—continued
$ 500,000 Whirlpool Corp 2.400% 05/15/31 $ 405,582
475,000 e Whirlpool Corp 4.700 05/14/32 455,710
750,000 Whirlpool Corp 5.500 03/01/33 748,411
200,000 Whirlpool Corp 4.500 06/01/46 161,144
775,000 e Whirlpool Corp 4.600 05/15/50 642,940
TOTAL CONSUMER DURABLES & APPAREL 21,661,384
CONSUMER SERVICES - 0.4%
200,000 Block Financial LLC 5.250 10/01/25 195,602
1,000,000 Block Financial LLC 2.500 07/15/28 851,519
750,000 Block Financial LLC 3.875 08/15/30 661,422
300,000 Board of Trustees of The Leland Stanford Junior
University
3.647 05/01/48 257,444
300,000 Booking Holdings, Inc 3.650 03/15/25 291,267
300,000 Booking Holdings, Inc 3.600 06/01/26 288,931
900,000 Booking Holdings, Inc 3.550 03/15/28 845,529
1,100,000 Booking Holdings, Inc 4.625 04/13/30 1,071,798
1,000,000 California Endowment 2.498 04/01/51 641,439
1,000,000 Case Western Reserve University 5.405 06/01/22 967,787
500,000 Choice Hotels International, Inc 3.700 12/01/29 431,326
675,000 Cintas Corp No 2 3.700 04/01/27 650,454
1,000,000 Claremont McKenna College 3.775 01/01/22 692,667
750,000 CommonSpirit Health 2.760 10/01/24 721,973
750,000 CommonSpirit Health 6.073 11/01/27 764,099
1,000,000 CommonSpirit Health 3.347 10/01/29 879,750
1,000,000 CommonSpirit Health 2 .782 10/01/30 840,671
300,000 CommonSpirit Health 4.350 11/01/42 257,584
750,000 CommonSpirit Health 3.817 10/01/49 570,950
715,000 CommonSpirit Health 4.187 10/01/49 579,927
500,000 CommonSpirit Health 3 .910 10/01/50 386,312
750,000 e CommonSpirit Health 6.461 11/01/52 855,444
200,000 e Darden Restaurants, Inc 3.850 05/01/27 190,656
300,000 Darden Restaurants, Inc 4.550 02/15/48 251,943
500,000 Emory University 2.143 09/01/30 419,856
500,000 Emory University 2.969 09/01/50 359,342
1,200,000 Expedia Group, Inc 5.000 02/15/26 1,183,029
750,000 Expedia Group, Inc 4.625 08/01/27 726,786
175,000 Expedia Group, Inc 3.800 02/15/28 163,637
750,000 Expedia Group, Inc 3.250 02/15/30 652,763
270,000 Expedia Group, Inc 2.950 03/15/31 227,517
2,000,000 Howard University 5.209 10/01/52 1,701,097
1,000,000 Hyatt Hotels Corp 1.800 10/01/24 951,788
100,000 Hyatt Hotels Corp 5.375 04/23/25 98,939
100,000 Hyatt Hotels Corp 4.850 03/15/26 97,932
275,000 h Hyatt Hotels Corp 5.750 01/30/27 274,294
200,000 Hyatt Hotels Corp 4.375 09/15/28 188,926
1,100,000 Hyatt Hotels Corp 5.750 04/23/30 1,100,545
500,000 Johns Hopkins University 4.705 07/01/32 498,712
750,000 Johns Hopkins University 2.813 01/01/60 492,841
500,000 e Leland Stanford Junior University 1.289 06/01/27 440,246
1,000,000 Leland Stanford Junior University 2.413 06/01/50 662,675
300,000 Marriott International, Inc 3.600 04/15/24 294,956
14,000 Marriott International, Inc 5.750 05/01/25 14,026
500,000 Marriott International, Inc 5.000 10/15/27 496,071
1,250,000 Marriott International, Inc 4.000 04/15/28 1,178,834
300,000 Marriott International, Inc 4.650 12/01/28 290,270
500,000 Marriott International, Inc 4.900 04/15/29 486,471
400,000 Marriott International, Inc 4.625 06/15/30 382,992
1,000,000 Marriott International, Inc 2.850 04/15/31 840,799
1,500,000 Marriott International, Inc 3.500 10/15/32 1,295,547
2,000,000 Marriott International, Inc 2.750 10/15/33 1,589,490
1,500,000 Massachusetts Institute of Technology 2.989 07/01/50 1,121,641

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,000,000 e Massachusetts Institute of Technology 2.294% 07/01/51 $ 637,140
750,000 Massachusetts Institute of Technology 5.600 07/01/11 847,090
200,000 Massachusetts Institute of Technology 4.678 07/01/14 186,507
300,000 Massachusetts Institute of Technology 3.885 07/01/16 230,688
2,000,000 McDonald's Corp 3.300 07/01/25 1,928,010
150,000 McDonald's Corp 1.450 09/01/25 138,496
2,950,000 McDonald's Corp 3.700 01/30/26 2,851,508
300,000 McDonald's Corp 3.500 03/01/27 286,200
775,000 McDonald's Corp 3.800 04/01/28 742,619
1,250,000 McDonald's Corp 2.625 09/01/29 1,108,623
500,000 McDonald's Corp 2.125 03/01/30 425,322
200,000 McDonald's Corp 4.600 09/09/32 198,099
2,225,000 McDonald's Corp 4.700 12/09/35 2,159,455
250,000 McDonald's Corp 6.300 10/15/37 274,891
100,000 McDonald's Corp 6.300 03/01/38 110,157
250,000 McDonald's Corp 4.600 05/26/45 227,845
1,275,000 McDonald's Corp 4.875 12/09/45 1,219,311
725,000 McDonald's Corp 4.450 03/01/47 651,937
625,000 McDonald's Corp 4.450 09/01/48 561,278
1,825,000 McDonald's Corp 3.625 09/01/49 1,439,234
1,350,000 McDonald's Corp 4.200 04/01/50 1,167,692
500,000 McDonald's Corp 5.150 09/09/52 497,971
735,000 Nature Conservancy 3.957 03/01/52 624,430
750,000 Northeastern University 2.894 10/01/50 516,511
200,000 Northwestern University 3.868 12/01/48 172,944
750,000 Northwestern University 2.640 12/01/50 520,095
200,000 Northwestern University 3.662 12/01/57 161,946
1,000,000 Novant Health, Inc 2.637 11/01/36 754,384
1,000,000 e Novant Health, Inc 3.318 11/01/61 689,963
1,000,000 President & Fellows of Harvard College 2.517 10/15/50 668,625
750,000 President and Fellows of Harvard College 3.619 10/01/37 655,115
200,000 President and Fellows of Harvard College 3.150 07/15/46 153,935
1,000,000 President and Fellows of Harvard College 3.745 11/15/52 851,526
200,000 President and Fellows of Harvard College 3.300 07/15/56 152,791
175,000 Starbucks Corp 2.450 06/15/26 163,053
500,000 Starbucks Corp 2.000 03/12/27 449,019
750,000 Starbucks Corp 3.500 03/01/28 703,694
650,000 Starbucks Corp 4.000 11/15/28 623,467
750,000 Starbucks Corp 3.550 08/15/29 699,150
500,000 Starbucks Corp 2.250 03/12/30 423,663
1,500,000 Starbucks Corp 2.550 11/15/30 1,277,502
2,000,000 e Starbucks Corp 3.000 02/14/32 1,736,110
1,000,000 Starbucks Corp 4.800 02/15/33 987,578
200,000 Starbucks Corp 4.300 06/15/45 173,766
200,000 Starbucks Corp 3.750 12/01/47 157,705
650,000 Starbucks Corp 4.500 11/15/48 580,359
1,000,000 Starbucks Corp 4.450 08/15/49 883,005
500,000 Starbucks Corp 3.350 03/12/50 366,495
1,000,000 Starbucks Corp 3.500 11/15/50 759,075
1,000,000 Thomas Jefferson University 3.847 11/01/57 729,655
200,000 Trinity Acquisition plc 4.400 03/15/26 192,680
500,000 Trustees of Boston College 3.129 07/01/52 370,107
100,000 Trustees of Boston University 4.061 10/01/48 87,528
1,000,000 Trustees of Princeton University 2.516 07/01/50 686,455
665,000 Trustees of Princeton University 4.201 03/01/52 618,537
1,000,000 University of Chicago 3.000 10/01/52 725,261
1,000,000 University of Miami 4.063 04/01/52 848,852
1,000,000 University of Southern California 2.945 10/01/51 711,634
1,000,000 University of Southern California 3.226 10/01/20 618,915
1,000,000 Washington University 3.524 04/15/54 810,622
500,000 Washington University 4.349 04/15/22 416,164

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 200,000 Wesleyan University 4.781% 07/01/16 $ 168,932
500,000 Yale University 0.873 04/15/25 463,215
750,000 Yale University 1.482 04/15/30 620,444
750,000 Yale University 2.402 04/15/50 495,463
TOTAL CONSUMER SERVICES 74,738,959
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
400,000 Costco Wholesale Corp 2.750 05/18/24 390,751
625,000 Costco Wholesale Corp 3.000 05/18/27 593,414
475,000 Costco Wholesale Corp 1.375 06/20/27 419,373
725,000 Costco Wholesale Corp 1.600 04/20/30 603,573
1,800,000 e Costco Wholesale Corp 1.750 04/20/32 1,452,819
69,000 Delhaize Group S.A. 5.700 10/01/40 69,743
355,000 Dollar General Corp 4.150 11/01/25 344,663
300,000 Dollar General Corp 3.875 04/15/27 286,255
1,000,000 Dollar General Corp 4.625 11/01/27 977,758
500,000 Dollar General Corp 4.125 05/01/28 475,169
1,000,000 Dollar General Corp 5.200 07/05/28 989,567
500,000 Dollar General Corp 3.500 04/03/30 448,366
500,000 Dollar General Corp 5.000 11/01/32 485,397
1,000,000 Dollar General Corp 5.450 07/05/33 992,568
500,000 Dollar General Corp 4.125 04/03/50 393,041
500,000 Dollar General Corp 5.500 11/01/52 477,995
500,000 Dollar Tree, Inc 4.000 05/15/25 484,020
500,000 Dollar Tree, Inc 4.200 05/15/28 473,723
1,000,000 Dollar Tree, Inc 2.650 12/01/31 817,822
1,000,000 Dollar Tree, Inc 3.375 12/01/51 673,825
100,000 Kroger Co 3.500 02/01/26 95,757
1,275,000 Kroger Co 2.650 10/15/26 1,181,523
175,000 Kroger Co 3.700 08/01/27 166,744
1,150,000 Kroger Co 4.500 01/15/29 1,123,298
250,000 Kroger Co 2.200 05/01/30 206,728
1,500,000 Kroger Co 1.700 01/15/31 1,176,437
100,000 Kroger Co 6.900 04/15/38 110,618
250,000 Kroger Co 5.000 04/15/42 228,206
300,000 Kroger Co 5.150 08/01/43 275,517
300,000 Kroger Co 3.875 10/15/46 230,424
900,000 Kroger Co 4.450 02/01/47 781,338
700,000 Kroger Co 4.650 01/15/48 617,919
300,000 Kroger Co 5.400 01/15/49 295,437
500,000 Kroger Co 3.950 01/15/50 401,057
125,000 SYSCO Corp 3.750 10/01/25 120,867
350,000 SYSCO Corp 3.300 07/15/26 330,581
1,000,000 SYSCO Corp 2.400 02/15/30 851,720
332,000 SYSCO Corp 5.950 04/01/30 347,546
400,000 SYSCO Corp 2.450 12/14/31 327,030
300,000 SYSCO Corp 4 .850 10/01/45 265,791
500,000 SYSCO Corp 4.500 04/01/46 423,911
250,000 SYSCO Corp 4.450 03/15/48 213,847
550,000 SYSCO Corp 3.300 02/15/50 390,761
905,000 SYSCO Corp 6.600 04/01/50 1,031,568
675,000 SYSCO Corp 3.150 12/14/51 467,636
350,000 Target Corp 3.500 07/01/24 343,644
200,000 Target Corp 2.250 04/15/25 190,470
1,700,000 Target Corp 2.500 04/15/26 1,609,189
1,000,000 Target Corp 1 .950 01/15/27 915,424
600,000 Target Corp 2.350 02/15/30 519,600
5,000,000 Target Corp 2.650 09/15/30 4,356,188
500,000 Target Corp 4.500 09/15/32 487,909
1,000,000 e Target Corp 4.400 01/15/33 972,212
1,000,000 Target Corp 2.950 01/15/52 700,747

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL—continued
$ 1,500,000 Target Corp 4.800% 01/15/53 $ 1,435,854
622,000 Walgreens Boots Alliance, Inc 3.450 06/01/26 583,398
750,000 e Walgreens Boots Alliance, Inc 3.200 04/15/30 637,780
1,400,000 Walgreens Boots Alliance, Inc 4.500 11/18/34 1,241,518
525,000 Walgreens Boots Alliance, Inc 4.650 06/01/46 424,192
750,000 e Walgreens Boots Alliance, Inc 4.100 04/15/50 534,147
5,000,000 Walmart, Inc 1.050 09/17/26 4,464,140
3,000,000 Walmart, Inc 3.950 09/09/27 2,942,645
3,000,000 Walmart, Inc 3.900 04/15/28 2,927,880
1,000,000 Walmart, Inc 1.500 09/22/28 868,343
21,000 Walmart, Inc 2.375 09/24/29 18,563
2,000,000 Walmart, Inc 4.000 04/15/30 1,944,614
1,750,000 Walmart, Inc 1.800 09/22/31 1,453,005
5,000,000 e Walmart, Inc 4.150 09/09/32 4,931,728
900,000 Walmart, Inc 4 .100 04/15/33 873,864
825,000 Walmart, Inc 2.500 09/22/41 613,975
1,500,000 Walmart, Inc 2.650 09/22/51 1,065,443
4,000,000 Walmart, Inc 4.500 09/09/52 3,909,554
850,000 Walmart, Inc 4.500 04/15/53 828,982
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 65,307,111
ENERGY - 1.7%
875,000 Baker Hughes a GE Co LLC 3.337 12/15/27 810,640
1,000,000 Baker Hughes a GE Co LLC 3.138 11/07/29 889,754
500,000 Baker Hughes a GE Co LLC 4.486 05/01/30 482,371
800,000 Baker Hughes a GE Co LLC 5.125 09/15/40 775,960
875,000 Baker Hughes a GE Co LLC 4.080 12/15/47 706,386
1,000,000 Baker Hughes Holdings LLC 2.061 12/15/26 900,837
475,000 Boardwalk Pipelines LP 5.950 06/01/26 478,631
450,000 Boardwalk Pipelines LP 4.450 07/15/27 429,327
500,000 Boardwalk Pipelines LP 4.800 05/03/29 479,405
1,000,000 Boardwalk Pipelines LP 3.400 02/15/31 858,983
1,000,000 Boardwalk Pipelines LP 3.600 09/01/32 848,966
700,000 BP Capital Markets America, Inc 3.796 09/21/25 682,333
1,800,000 BP Capital Markets America, Inc 3.410 02/11/26 1,729,546
150,000 BP Capital Markets America, Inc 3.119 05/04/26 142,779
200,000 BP Capital Markets America, Inc 3.017 01/16/27 188,174
500,000 BP Capital Markets America, Inc 3.588 04/14/27 478,151
750,000 BP Capital Markets America, Inc 3.937 09/21/28 717,525
1,300,000 BP Capital Markets America, Inc 4.234 11/06/28 1,260,262
1,000,000 BP Capital Markets America, Inc 3.633 04/06/30 929,331
1,000,000 BP Capital Markets America, Inc 1.749 08/10/30 818,853
2,000,000 BP Capital Markets America, Inc 2.721 01/12/32 1,698,110
2,350,000 BP Capital Markets America, Inc 4.812 02/13/33 2,315,846
850,000 BP Capital Markets America, Inc 4.893 09/11/33 841,223
1,000,000 BP Capital Markets America, Inc 3.060 06/17/41 757,232
2,000,000 BP Capital Markets America, Inc 3.000 02/24/50 1,393,802
950,000 BP Capital Markets America, Inc 2.772 11/10/50 628,359
2,500,000 BP Capital Markets America, Inc 2.939 06/04/51 1,706,029
1,000,000 BP Capital Markets America, Inc 3.001 03/17/52 689,620
2,500,000 BP Capital Markets America, Inc 3.379 02/08/61 1,779,294
925,000 BP Capital Markets plc 3.279 09/19/27 870,930
300,000 BP Capital Markets plc 3.723 11/28/28 283,555
700,000 Canadian Natural Resources Ltd 3.900 02/01/25 676,664
750,000 Canadian Natural Resources Ltd 2.050 07/15/25 698,631
1,125,000 Canadian Natural Resources Ltd 3.850 06/01/27 1,062,530
750,000 Canadian Natural Resources Ltd 2.950 07/15/30 643,977
1,625,000 Canadian Natural Resources Ltd 6.250 03/15/38 1,654,121
800,000 Canadian Natural Resources Ltd 4.950 06/01/47 713,405
1,200,000 Cenovus Energy, Inc 2.650 01/15/32 968,659
1,425,000 Cenovus Energy, Inc 3 .750 02/15/52 1,008,471

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,000,000 Cheniere Energy Partners LP 4.500% 10/01/29 $ 917,756
1,000,000 Cheniere Energy Partners LP 4.000 03/01/31 880,489
1,000,000 Cheniere Energy Partners LP 3.250 01/31/32 822,650
350,000 g Cheniere Energy Partners LP 5.950 06/30/33 351,018
400,000 Chevron Corp 3.326 11/17/25 386,278
2,475,000 Chevron Corp 2.954 05/16/26 2,355,776
2,225,000 Chevron Corp 1.995 05/11/27 2,020,393
600,000 Chevron Corp 2.236 05/11/30 522,136
1,000,000 Chevron Corp 3.078 05/11/50 744,345
2,000,000 Chevron USA, Inc 0.687 08/12/25 1,826,875
2,000,000 Chevron USA, Inc 1.018 08/12/27 1,738,951
1,000,000 Chevron USA, Inc 3.250 10/15/29 925,484
250,000 Chevron USA, Inc 2.343 08/12/50 159,728
775,000 Columbia Pipeline Group, Inc 4.500 06/01/25 756,255
300,000 Columbia Pipeline Group, Inc 5.800 06/01/45 295,937
750,000 ConocoPhillips 5.900 10/15/32 806,685
77,000 ConocoPhillips Co 4.150 11/15/34 70,164
1,700,000 ConocoPhillips Co 3.758 03/15/42 1,431,042
300,000 ConocoPhillips Co 4.300 11/15/44 264,883
850,000 ConocoPhillips Co 3.800 03/15/52 688,072
400,000 ConocoPhillips Co 5.300 05/15/53 406,864
3,612,000 ConocoPhillips Co 4.025 03/15/62 2,938,653
750,000 ConocoPhillips Holding Co 6.950 04/15/29 825,013
1,500,000 Continental Resources, Inc 4.375 01/15/28 1,408,635
525,000 Coterra Energy, Inc 3.900 05/15/27 494,846
300,000 Coterra Energy, Inc 4.375 03/15/29 279,912
1,000,000 DCP Midstream Operating LP 5.375 07/15/25 989,999
1,000,000 DCP Midstream Operating LP 5.625 07/15/27 998,421
1,000,000 DCP Midstream Operating LP 5.125 05/15/29 978,243
2,000,000 Devon Energy Corp 4.500 01/15/30 1,882,646
885,000 Devon Energy Corp 5.600 07/15/41 832,939
700,000 Devon Energy Corp 4.750 05/15/42 590,038
1,100,000 Devon Energy Corp 5.000 06/15/45 953,728
425,000 Diamondback Energy, Inc 3.250 12/01/26 399,308
1,000,000 Diamondback Energy, Inc 3.500 12/01/29 900,122
650,000 Diamondback Energy, Inc 3.125 03/24/31 556,776
1,000,000 Diamondback Energy, Inc 6.250 03/15/33 1,034,468
1,000,000 Diamondback Energy, Inc 4.400 03/24/51 791,075
450,000 Diamondback Energy, Inc 4.250 03/15/52 345,148
1,000,000 Diamondback Energy, Inc 6.250 03/15/53 1,011,562
750,000 Eastern Gas Transmission & Storage, Inc 3.000 11/15/29 652,530
200,000 Eastern Gas Transmission & Storage, Inc 4.800 11/01/43 173,849
200,000 Eastern Gas Transmission & Storage, Inc 4.600 12/15/44 168,342
300,000 El Paso Corp 7.750 01/15/32 338,709
300,000 Enable Midstream Partners LP 3.900 05/15/24 294,922
200,000 Enable Midstream Partners LP 4.400 03/15/27 191,226
1,250,000 Enable Midstream Partners LP 4.950 05/15/28 1,209,382
500,000 Enable Midstream Partners LP 4.150 09/15/29 460,169
100,000 Enable Midstream Partners LP 5.000 05/15/44 84,109
1,200,000 Enbridge Energy Partners LP 5.875 10/15/25 1,203,022
300,000 Enbridge Energy Partners LP 5.500 09/15/40 283,143
200,000 Enbridge Energy Partners LP 7.375 10/15/45 230,226
300,000 Enbridge, Inc 4.000 10/01/23 298,805
250,000 Enbridge, Inc 2.500 01/15/25 237,750
950,000 Enbridge, Inc 2.500 02/14/25 902,286
1,500,000 Enbridge, Inc 1.600 10/04/26 1,335,366
100,000 Enbridge, Inc 4.250 12/01/26 96,443
100,000 Enbridge, Inc 3.700 07/15/27 94,400
500,000 Enbridge, Inc 3.125 11/15/29 441,478
500,000 Enbridge, Inc 5.700 03/08/33 506,866
1,500,000 Enbridge, Inc 2.500 08/01/33 1,171,430

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 300,000 Enbridge, Inc 4.500% 06/10/44 $ 249,721
925,000 Enbridge, Inc 5.500 12/01/46 883,652
1,000,000 Enbridge, Inc 4.000 11/15/49 771,020
2,000,000 Enbridge, Inc 3 .400 08/01/51 1,394,495
1,000,000 EnCana Corp 6.500 08/15/34 1,002,153
1,000,000 Energy Transfer LP 5.550 02/15/28 997,191
600,000 Energy Transfer LP 5.750 02/15/33 603,928
500,000 Energy Transfer Operating LP 4.900 02/01/24 496,569
825,000 Energy Transfer Operating LP 4.050 03/15/25 801,823
400,000 Energy Transfer Operating LP 2.900 05/15/25 378,992
325,000 Energy Transfer Operating LP 4.750 01/15/26 317,705
250,000 Energy Transfer Operating LP 4.200 04/15/27 238,700
350,000 Energy Transfer Operating LP 4.950 06/15/28 339,490
2,600,000 Energy Transfer Operating LP 5.250 04/15/29 2,538,230
3,125,000 Energy Transfer Operating LP 3.750 05/15/30 2,819,713
400,000 Energy Transfer Operating LP 4.900 03/15/35 366,625
500,000 Energy Transfer Operating LP 5.800 06/15/38 479,048
140,000 Energy Transfer Operating LP 7.500 07/01/38 153,508
650,000 Energy Transfer Operating LP 6.500 02/01/42 658,278
200,000 Energy Transfer Operating LP 5.150 02/01/43 169,915
200,000 Energy Transfer Operating LP 5.950 10/01/43 186,586
550,000 Energy Transfer Operating LP 5.150 03/15/45 474,280
625,000 Energy Transfer Operating LP 6.125 12/15/45 593,786
500,000 Energy Transfer Operating LP 5.300 04/15/47 434,885
1,025,000 Energy Transfer Operating LP 6.000 06/15/48 972,012
2,750,000 Energy Transfer Operating LP 6.250 04/15/49 2,685,866
2,175,000 Energy Transfer Operating LP 5.000 05/15/50 1,836,925
225,000 Enterprise Products Operating LLC 3.750 02/15/25 218,816
450,000 Enterprise Products Operating LLC 3.700 02/15/26 433,863
3,065,000 Enterprise Products Operating LLC 3.950 02/15/27 2,958,338
725,000 Enterprise Products Operating LLC 4.150 10/16/28 693,119
450,000 Enterprise Products Operating LLC 3.125 07/31/29 403,220
750,000 Enterprise Products Operating LLC 2.800 01/31/30 656,609
1,500,000 Enterprise Products Operating LLC 5.350 01/31/33 1,525,373
480,000 Enterprise Products Operating LLC 6.125 10/15/39 509,491
175,000 Enterprise Products Operating LLC 5.950 02/01/41 182,283
525,000 Enterprise Products Operating LLC 4.850 08/15/42 481,338
325,000 Enterprise Products Operating LLC 4.450 02/15/43 285,609
1,775,000 Enterprise Products Operating LLC 4.850 03/15/44 1,638,261
775,000 Enterprise Products Operating LLC 5.100 02/15/45 739,885
500,000 Enterprise Products Operating LLC 4.900 05/15/46 460,795
675,000 Enterprise Products Operating LLC 4.250 02/15/48 571,776
2,475,000 Enterprise Products Operating LLC 4.800 02/01/49 2,265,430
950,000 Enterprise Products Operating LLC 4.200 01/31/50 793,984
775,000 Enterprise Products Operating LLC 3.700 01/31/51 592,902
1,000,000 Enterprise Products Operating LLC 3.200 02/15/52 702,360
425,000 Enterprise Products Operating LLC 3.300 02/15/53 303,262
200,000 Enterprise Products Operating LLC 4.950 10/15/54 181,524
1,625,000 Enterprise Products Operating LLC 3.950 01/31/60 1,252,468
700,000 Enterprise Products Operating LLC 5.250 08/16/77 612,121
100,000 Enterprise Products Operating LLC 8.304 08/16/77 98,333
400,000 Enterprise Products Operating LLC 5.375 02/15/78 330,908
475,000 EOG Resources, Inc 4.150 01/15/26 464,912
500,000 EOG Resources, Inc 4.375 04/15/30 488,914
200,000 EOG Resources, Inc 3.900 04/01/35 179,372
200,000 EOG Resources, Inc 5.100 01/15/36 191,778
500,000 EOG Resources, Inc 4.950 04/15/50 493,433
1,660,000 EQT Corp 6.125 02/01/25 1,650,671
500,000 Equinor ASA 3.250 11/10/24 485,517
500,000 Equinor ASA 2.875 04/06/25 479,185
400,000 Equinor ASA 1.750 01/22/26 368,860

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 500,000 Equinor ASA 3.000% 04/06/27 $ 467,925
1,500,000 Equinor ASA 3.625 09/10/28 1,431,021
300,000 Equinor ASA 3.125 04/06/30 274,576
1,175,000 Equinor ASA 2.375 05/22/30 1,019,928
300,000 Equinor ASA 3.625 04/06/40 251,619
200,000 Equinor ASA 5.100 08/17/40 200,807
400,000 Equinor ASA 4.250 11/23/41 358,531
300,000 Equinor ASA 3.950 05/15/43 257,101
1,300,000 Equinor ASA 4.800 11/08/43 1,245,610
750,000 Equinor ASA 3.250 11/18/49 562,968
1,300,000 Equinor ASA 3.700 04/06/50 1,056,686
3,000,000 Exxon Mobil Corp 2.992 03/19/25 2,890,178
4,177,000 Exxon Mobil Corp 3.043 03/01/26 3,992,459
1,000,000 Exxon Mobil Corp 2.275 08/16/26 927,625
1,750,000 Exxon Mobil Corp 3.294 03/19/27 1,678,677
1,000,000 Exxon Mobil Corp 2.440 08/16/29 887,304
750,000 Exxon Mobil Corp 3.482 03/19/30 703,441
750,000 Exxon Mobil Corp 2.610 10/15/30 658,451
1,000,000 Exxon Mobil Corp 2.995 08/16/39 792,797
1,750,000 Exxon Mobil Corp 4.227 03/19/40 1,613,073
500,000 Exxon Mobil Corp 3.567 03/06/45 406,448
1,225,000 Exxon Mobil Corp 4.114 03/01/46 1,077,426
1,400,000 Exxon Mobil Corp 3.095 08/16/49 1,024,051
2,100,000 Exxon Mobil Corp 4.327 03/19/50 1,902,574
2,800,000 Exxon Mobil Corp 3.452 04/15/51 2,175,580
75,000 Halliburton Co 3.800 11/15/25 72,436
2,000,000 Halliburton Co 2.920 03/01/30 1,757,335
500,000 Halliburton Co 4.850 11/15/35 470,824
125,000 Halliburton Co 6.700 09/15/38 137,034
125,000 Halliburton Co 7.450 09/15/39 144,868
750,000 Halliburton Co 4.750 08/01/43 656,516
2,825,000 Halliburton Co 5 .000 11/15/45 2,556,079
1,000,000 Helmerich & Payne, Inc 2.900 09/29/31 806,062
200,000 Hess Corp 3.500 07/15/24 195,102
2,100,000 Hess Corp 4.300 04/01/27 2,014,100
200,000 Hess Corp 6.000 01/15/40 199,620
1,190,000 Hess Corp 5.600 02/15/41 1,138,562
900,000 Hess Corp 5.800 04/01/47 874,376
200,000 HF Sinclair Corp 5.875 04/01/26 200,883
500,000 HF Sinclair Corp 4.500 10/01/30 443,397
1,130,000 Husky Energy, Inc 6.800 09/15/37 1,174,595
500,000 Kinder Morgan Energy Partners LP 4.250 09/01/24 489,903
300,000 Kinder Morgan Energy Partners LP 6.950 01/15/38 322,169
535,000 Kinder Morgan Energy Partners LP 6 .500 09/01/39 547,119
400,000 Kinder Morgan Energy Partners LP 4.700 11/01/42 332,392
500,000 Kinder Morgan Energy Partners LP 5.000 03/01/43 430,211
400,000 Kinder Morgan Energy Partners LP 5.500 03/01/44 364,544
200,000 Kinder Morgan Energy Partners LP 5.400 09/01/44 177,314
1,500,000 Kinder Morgan, Inc 1.750 11/15/26 1,327,726
2,825,000 Kinder Morgan, Inc 4.300 03/01/28 2,699,972
450,000 Kinder Morgan, Inc 2 .000 02/15/31 357,258
1,250,000 Kinder Morgan, Inc 4.800 02/01/33 1,178,919
1,000,000 Kinder Morgan, Inc 5.200 06/01/33 969,077
3,300,000 Kinder Morgan, Inc 5.300 12/01/34 3,177,313
1,600,000 Kinder Morgan, Inc 5.550 06/01/45 1,474,033
2,325,000 Kinder Morgan, Inc 5.200 03/01/48 2,035,767
500,000 Kinder Morgan, Inc 3.250 08/01/50 322,433
2,500,000 Kinder Morgan, Inc 3.600 02/15/51 1,733,125
750,000 Kinder Morgan, Inc 5.450 08/01/52 684,774
900,000 Magellan Midstream Partners LP 5.000 03/01/26 891,343
475,000 Magellan Midstream Partners LP 3.250 06/01/30 418,146

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 225,000 Magellan Midstream Partners LP 4 .250% 09/15/46 $ 165,617
425,000 Magellan Midstream Partners LP 4.200 10/03/47 314,888
525,000 Magellan Midstream Partners LP 4.850 02/01/49 426,993
1,500,000 Magellan Midstream Partners LP 3.950 03/01/50 1,071,247
1,475,000 Marathon Oil Corp 4.400 07/15/27 1,406,777
505,000 Marathon Oil Corp 6.600 10/01/37 503,500
600,000 Marathon Oil Corp 5.200 06/01/45 507,909
2,175,000 Marathon Petroleum Corp 3.625 09/15/24 2,117,838
500,000 Marathon Petroleum Corp 4.700 05/01/25 490,567
200,000 Marathon Petroleum Corp 3.800 04/01/28 186,169
800,000 Marathon Petroleum Corp 6.500 03/01/41 824,197
450,000 Marathon Petroleum Corp 4.750 09/15/44 376,359
250,000 Marathon Petroleum Corp 5.850 12/15/45 228,462
600,000 Marathon Petroleum Corp 4.500 04/01/48 473,074
200,000 Marathon Petroleum Corp 5.000 09/15/54 164,926
1,000,000 MPLX LP 4.875 12/01/24 985,558
2,500,000 MPLX LP 4.875 06/01/25 2,452,955
2,800,000 MPLX LP 1.750 03/01/26 2,541,623
100,000 MPLX LP 4.125 03/01/27 95,684
150,000 MPLX LP 4.250 12/01/27 142,451
475,000 MPLX LP 4.000 03/15/28 447,620
1,125,000 MPLX LP 2.650 08/15/30 941,233
500,000 MPLX LP 4.950 09/01/32 477,606
1,000,000 MPLX LP 5.000 03/01/33 957,885
975,000 MPLX LP 4.500 04/15/38 839,211
375,000 MPLX LP 5.200 03/01/47 328,889
700,000 MPLX LP 5.200 12/01/47 611,917
825,000 MPLX LP 4.700 04/15/48 677,134
850,000 MPLX LP 5.500 02/15/49 770,266
1,000,000 MPLX LP 4.950 03/14/52 849,294
600,000 MPLX LP 5.650 03/01/53 560,563
1,600,000 MPLX LP 4.900 04/15/58 1,289,306
500,000 National Oilwell Varco, Inc 3.600 12/01/29 444,121
800,000 National Oilwell Varco, Inc 3.950 12/01/42 586,930
1,500,000 Newfield Exploration Co 5.375 01/01/26 1,489,818
1,500,000 e Occidental Petroleum Corp 5.500 12/01/25 1,480,905
1,500,000 Occidental Petroleum Corp 5.550 03/15/26 1,480,875
2,000,000 Occidental Petroleum Corp 6.625 09/01/30 2,078,200
1,500,000 Occidental Petroleum Corp 6.450 09/15/36 1,539,449
1,500,000 Occidental Petroleum Corp 6.600 03/15/46 1,544,325
175,000 ONEOK, Inc 2.750 09/01/24 169,112
100,000 ONEOK, Inc 5.850 01/15/26 100,370
1,300,000 ONEOK, Inc 4.000 07/13/27 1,216,697
725,000 ONEOK, Inc 4.550 07/15/28 687,434
325,000 ONEOK, Inc 4.350 03/15/29 302,204
500,000 ONEOK, Inc 3.400 09/01/29 435,960
500,000 ONEOK, Inc 3.100 03/15/30 429,371
175,000 ONEOK, Inc 6.350 01/15/31 180,240
825,000 ONEOK, Inc 6.100 11/15/32 839,317
675,000 ONEOK, Inc 4.950 07/13/47 556,235
1,350,000 ONEOK, Inc 5.200 07/15/48 1,150,831
1,000,000 ONEOK, Inc 4.450 09/01/49 757,894
500,000 ONEOK, Inc 4.500 03/15/50 381,724
300,000 ONEOK, Inc 7.150 01/15/51 313,513
500,000 Ovintiv, Inc 5.650 05/15/28 490,085
1,000,000 Ovintiv, Inc 6.250 07/15/33 986,330
500,000 Ovintiv, Inc 7.100 07/15/53 514,681
1,000,000 Phillips 66 3.850 04/09/25 972,191
925,000 Phillips 66 1.300 02/15/26 835,956
1,000,000 Phillips 66 4.950 12/01/27 991,075
1,000,000 Phillips 66 3.900 03/15/28 948,034

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 625,000 Phillips 66 5.300% 06/30/33 $ 623,034
738,000 Phillips 66 4.650 11/15/34 696,686
125,000 Phillips 66 5 .875 05/01/42 129,606
2,375,000 Phillips 66 4.875 11/15/44 2,176,571
825,000 Phillips 66 3.300 03/15/52 565,554
500,000 Phillips 66 Co 2.450 12/15/24 475,430
100,000 Phillips 66 Co 3.550 10/01/26 93,802
675,000 Phillips 66 Co 3.750 03/01/28 632,607
500,000 Phillips 66 Co 3.150 12/15/29 436,240
425,000 Phillips 66 Co 4.680 02/15/45 362,431
350,000 Phillips 66 Co 4.900 10/01/46 309,284
2,000,000 Pioneer Natural Resources Co 1.125 01/15/26 1,801,001
350,000 Pioneer Natural Resources Co 5.100 03/29/26 347,900
750,000 Pioneer Natural Resources Co 2.150 01/15/31 613,956
575,000 Plains All American Pipeline LP 3.600 11/01/24 556,327
1,025,000 Plains All American Pipeline LP 4.650 10/15/25 998,526
2,075,000 Plains All American Pipeline LP 4.500 12/15/26 2,009,330
1,000,000 Plains All American Pipeline LP 3.800 09/15/30 887,287
100,000 Plains All American Pipeline LP 6.650 01/15/37 100,317
250,000 Plains All American Pipeline LP 5.150 06/01/42 207,417
300,000 Plains All American Pipeline LP 4.700 06/15/44 234,031
300,000 Plains All American Pipeline LP 4.900 02/15/45 241,494
1,775,000 Sabine Pass Liquefaction LLC 5.625 03/01/25 1,768,003
275,000 Sabine Pass Liquefaction LLC 5.875 06/30/26 277,251
2,675,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 2,632,968
550,000 Sabine Pass Liquefaction LLC 4.200 03/15/28 521,270
1,500,000 Sabine Pass Liquefaction LLC 4.500 05/15/30 1,425,843
1,000,000 g Sabine Pass Liquefaction LLC 5.900 09/15/37 1,014,326
1,500,000 Schlumberger Investment S.A. 2.650 06/26/30 1,310,719
1,000,000 Schlumberger Investment S.A. 4.850 05/15/33 983,449
5,075,000 Shell International Finance BV 3.250 05/11/25 4,905,187
2,075,000 Shell International Finance BV 2.875 05/10/26 1,976,208
925,000 Shell International Finance BV 2.500 09/12/26 861,914
1,225,000 Shell International Finance BV 3.875 11/13/28 1,184,679
3,000,000 Shell International Finance BV 2.375 11/07/29 2,620,450
1,000,000 Shell International Finance BV 2.750 04/06/30 892,911
500,000 Shell International Finance BV 4.125 05/11/35 464,226
350,000 Shell International Finance BV 6.375 12/15/38 392,243
100,000 Shell International Finance BV 5.500 03/25/40 104,610
1,500,000 Shell International Finance BV 2.875 11/26/41 1,121,162
1,200,000 Shell International Finance BV 4.550 08/12/43 1,109,193
2,025,000 Shell International Finance BV 4.375 05/11/45 1,825,232
650,000 Shell International Finance BV 4.000 05/10/46 552,034
3,180,000 Shell International Finance BV 3.750 09/12/46 2,592,217
1,500,000 Shell International Finance BV 3.125 11/07/49 1,090,392
1,500,000 Shell International Finance BV 3.250 04/06/50 1,115,826
1,000,000 Shell International Finance BV 3.000 11/26/51 704,425
400,000 Spectra Energy Partners LP 3.500 03/15/25 384,538
1,100,000 Spectra Energy Partners LP 3.375 10/15/26 1,032,741
200,000 Spectra Energy Partners LP 5.950 09/25/43 196,662
600,000 Spectra Energy Partners LP 4.500 03/15/45 494,269
250,000 Suncor Energy, Inc 6.800 05/15/38 265,257
1,625,000 Suncor Energy, Inc 6.500 06/15/38 1,687,172
1,550,000 Suncor Energy, Inc 4.000 11/15/47 1,197,506
1,000,000 Suncor Energy, Inc 3.750 03/04/51 732,138
200,000 Sunoco Logistics Partners Operations LP 5.950 12/01/25 200,592
400,000 Sunoco Logistics Partners Operations LP 3.900 07/15/26 380,136
100,000 Sunoco Logistics Partners Operations LP 6.100 02/15/42 94,525
300,000 Sunoco Logistics Partners Operations LP 5.300 04/01/44 259,808
200,000 Sunoco Logistics Partners Operations LP 5.350 05/15/45 174,790
1,225,000 Sunoco Logistics Partners Operations LP 5.400 10/01/47 1,079,681

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 2,000,000 Targa Resources Corp 5.200% 07/01/27 $ 1,963,564
350,000 Targa Resources Corp 4.200 02/01/33 309,798
750,000 Targa Resources Corp 6.125 03/15/33 766,342
575,000 Targa Resources Corp 4.950 04/15/52 475,080
1,250,000 Targa Resources Corp 6.250 07/01/52 1,221,859
750,000 Targa Resources Corp 6.500 02/15/53 765,922
1,000,000 Targa Resources Partners LP 6.875 01/15/29 1,019,980
1,000,000 Targa Resources Partners LP 5.500 03/01/30 962,370
1,000,000 Tosco Corp 8.125 02/15/30 1,163,342
450,000 Total Capital International S.A. 3.750 04/10/24 443,249
500,000 Total Capital International S.A. 2.434 01/10/25 479,242
900,000 Total Capital International S.A. 3.455 02/19/29 836,730
1,300,000 Total Capital International S.A. 2.829 01/10/30 1,163,178
775,000 Total Capital International S.A. 2.986 06/29/41 589,986
500,000 Total Capital International S.A. 3.461 07/12/49 387,565
1,500,000 Total Capital International S.A. 3.127 05/29/50 1,089,316
1,000,000 Total Capital International S.A. 3.386 06/29/60 734,107
1,125,000 Total Capital S.A. 3.883 10/11/28 1,078,127
1,225,000 TransCanada PipeLines Ltd 4 .875 01/15/26 1,210,275
4,000,000 TransCanada PipeLines Ltd 4.100 04/15/30 3,714,334
1,000,000 TransCanada PipeLines Ltd 2.500 10/12/31 806,538
1,925,000 TransCanada PipeLines Ltd 4.625 03/01/34 1,763,840
100,000 TransCanada PipeLines Ltd 6.200 10/15/37 103,556
500,000 TransCanada PipeLines Ltd 4.750 05/15/38 446,397
200,000 TransCanada PipeLines Ltd 7.625 01/15/39 231,488
125,000 TransCanada PipeLines Ltd 6.100 06/01/40 127,234
1,200,000 TransCanada PipeLines Ltd 5.000 10/16/43 1,071,232
750,000 TransCanada PipeLines Ltd 4.875 05/15/48 671,619
1,425,000 TransCanada PipeLines Ltd 5.100 03/15/49 1,327,173
700,000 Transcontinental Gas Pipe Line Co LLC 7.850 02/01/26 732,919
1,200,000 Transcontinental Gas Pipe Line Co LLC 4.000 03/15/28 1,129,443
500,000 Transcontinental Gas Pipe Line Co LLC 3.250 05/15/30 444,382
850,000 Transcontinental Gas Pipe Line Co LLC 4.600 03/15/48 722,488
500,000 Transcontinental Gas Pipe Line Co LLC 3.950 05/15/50 385,564
2,000,000 Vale Overseas Ltd 3.750 07/08/30 1,760,895
4,500,000 Vale Overseas Ltd 6 .125 06/12/33 4,508,055
1,164,000 Vale Overseas Ltd 6.875 11/21/36 1,217,239
750,000 Valero Energy Corp 2.150 09/15/27 664,269
342,000 Valero Energy Corp 4.350 06/01/28 326,904
1,500,000 Valero Energy Corp 2.800 12/01/31 1,226,943
455,000 Valero Energy Corp 7.500 04/15/32 513,065
850,000 Valero Energy Corp 6.625 06/15/37 912,036
300,000 Valero Energy Corp 4.900 03/15/45 265,032
1,500,000 Valero Energy Corp 3.650 12/01/51 1,050,219
1,000,000 Valero Energy Corp 4.000 06/01/52 753,823
300,000 Valero Energy Partners LP 4.500 03/15/28 288,614
3,500,000 Williams Cos, Inc 2.600 03/15/31 2,900,675
1,000,000 Williams Cos, Inc 4.650 08/15/32 947,012
625,000 Williams Cos, Inc 5.650 03/15/33 633,281
1,500,000 Williams Cos, Inc 3.500 10/15/51 1,034,510
500,000 Williams Cos, Inc 5.300 08/15/52 461,000
150,000 Williams Partners LP 3.900 01/15/25 145,581
925,000 Williams Partners LP 4.000 09/15/25 892,955
1,300,000 Williams Partners LP 3.750 06/15/27 1,226,808
300,000 Williams Partners LP 6.300 04/15/40 315,009
300,000 Williams Partners LP 5.800 11/15/43 292,004
300,000 Williams Partners LP 5.400 03/04/44 276,327
1,000,000 Williams Partners LP 4.900 01/15/45 872,601
225,000 Williams Partners LP 5.100 09/15/45 202,354

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,700,000 Williams Partners LP 4.850% 03/01/48 $ 1,470,780
TOTAL ENERGY 348,881,636
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.9%
550,000 Agree LP 2.000 06/15/28 457,660
150,000 Agree LP 2.900 10/01/30 124,970
200,000 Agree LP 4.800 10/01/32 185,770
500,000 Agree LP 2.600 06/15/33 384,316
100,000 Alexandria Real Estate Equities, Inc 3.450 04/30/25 95,677
200,000 Alexandria Real Estate Equities, Inc 4.300 01/15/26 192,808
500,000 Alexandria Real Estate Equities, Inc 3.800 04/15/26 477,985
200,000 Alexandria Real Estate Equities, Inc 4.500 07/30/29 188,988
425,000 Alexandria Real Estate Equities, Inc 2.750 12/15/29 359,384
100,000 Alexandria Real Estate Equities, Inc 4.700 07/01/30 94,953
275,000 Alexandria Real Estate Equities, Inc 3.375 08/15/31 235,544
1,500,000 Alexandria Real Estate Equities, Inc 2.000 05/18/32 1,132,513
450,000 Alexandria Real Estate Equities, Inc 1.875 02/01/33 328,850
800,000 Alexandria Real Estate Equities, Inc 2.950 03/15/34 630,979
600,000 Alexandria Real Estate Equities, Inc 4.750 04/15/35 556,700
500,000 Alexandria Real Estate Equities, Inc 4.850 04/15/49 419,095
700,000 Alexandria Real Estate Equities, Inc 4.000 02/01/50 522,067
1,000,000 Alexandria Real Estate Equities, Inc 3.000 05/18/51 614,940
1,500,000 Alexandria Real Estate Equities, Inc 3.550 03/15/52 1,023,304
200,000 Alexandria Real Estate Equities, Inc 5.150 04/15/53 179,231
500,000 American Homes 4 Rent LP 4.900 02/15/29 480,270
250,000 American Homes 4 Rent LP 2.375 07/15/31 198,506
750,000 American Homes 4 Rent LP 3.625 04/15/32 648,145
250,000 American Homes 4 Rent LP 3.375 07/15/51 163,347
500,000 American Homes 4 Rent LP 4.300 04/15/52 389,366
350,000 American Tower Corp 3.375 05/15/24 342,647
750,000 American Tower Corp 2.400 03/15/25 706,165
525,000 American Tower Corp 4.000 06/01/25 507,071
1,350,000 American Tower Corp 1.300 09/15/25 1,222,962
200,000 American Tower Corp 4.400 02/15/26 193,814
1,000,000 American Tower Corp 1.600 04/15/26 896,797
1,000,000 American Tower Corp 1.450 09/15/26 879,729
425,000 American Tower Corp 3.375 10/15/26 396,585
750,000 American Tower Corp 2.750 01/15/27 682,328
500,000 American Tower Corp 3.125 01/15/27 460,541
500,000 American Tower Corp 3.650 03/15/27 468,073
150,000 American Tower Corp 3.550 07/15/27 138,967
1,000,000 American Tower Corp 5.500 03/15/28 993,043
350,000 American Tower Corp 3.950 03/15/29 322,515
750,000 American Tower Corp 2.900 01/15/30 646,876
750,000 American Tower Corp 2.100 06/15/30 605,643
725,000 American Tower Corp 1.875 10/15/30 572,055
1,000,000 American Tower Corp 2.700 04/15/31 829,228
1,000,000 American Tower Corp 2 .300 09/15/31 795,515
500,000 e American Tower Corp 4.050 03/15/32 455,300
1,000,000 American Tower Corp 5.650 03/15/33 1,014,016
1,350,000 American Tower Corp 3.700 10/15/49 967,560
425,000 American Tower Corp 3.100 06/15/50 277,329
1,000,000 American Tower Corp 2.950 01/15/51 630,596
200,000 AvalonBay Communities, Inc 3.500 11/15/24 193,827
200,000 AvalonBay Communities, Inc 2.950 05/11/26 188,261
100,000 AvalonBay Communities, Inc 2.900 10/15/26 92,571
1,200,000 AvalonBay Communities, Inc 3.350 05/15/27 1,119,304
200,000 AvalonBay Communities, Inc 3.200 01/15/28 184,099
500,000 AvalonBay Communities, Inc 1.900 12/01/28 424,097
750,000 AvalonBay Communities, Inc 3.300 06/01/29 674,472
750,000 AvalonBay Communities, Inc 2.300 03/01/30 629,850

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 800,000 AvalonBay Communities, Inc 2.050% 01/15/32 $ 639,754
450,000 AvalonBay Communities, Inc 5.000 02/15/33 448,146
400,000 AvalonBay Communities, Inc 4.150 07/01/47 329,837
200,000 AvalonBay Communities, Inc 4.350 04/15/48 168,760
425,000 Boston Properties LP 3.125 09/01/23 422,423
200,000 Boston Properties LP 3.800 02/01/24 195,701
1,500,000 Boston Properties LP 3.200 01/15/25 1,422,807
275,000 Boston Properties LP 3.650 02/01/26 255,126
700,000 Boston Properties LP 2.750 10/01/26 618,025
500,000 Boston Properties LP 6.750 12/01/27 505,654
550,000 Boston Properties LP 4.500 12/01/28 504,917
50,000 Boston Properties LP 3.400 06/21/29 41,811
750,000 Boston Properties LP 2.900 03/15/30 602,349
1,000,000 Boston Properties LP 3.250 01/30/31 814,747
1,000,000 Boston Properties LP 2.550 04/01/32 753,585
1,000,000 Boston Properties LP 2.450 10/01/33 720,572
500,000 e Boston Properties LP 6.500 01/15/34 503,141
500,000 Brandywine Operating Partnership LP 4.100 10/01/24 479,772
100,000 Brandywine Operating Partnership LP 3.950 11/15/27 79,306
1,000,000 Brandywine Operating Partnership LP 7.550 03/15/28 899,730
500,000 Brandywine Operating Partnership LP 4.550 10/01/29 361,587
200,000 Brixmor Operating Partnership LP 3.850 02/01/25 191,277
225,000 Brixmor Operating Partnership LP 4.125 06/15/26 210,157
300,000 Brixmor Operating Partnership LP 3.900 03/15/27 275,820
100,000 Brixmor Operating Partnership LP 2.250 04/01/28 84,002
600,000 Brixmor Operating Partnership LP 4.125 05/15/29 535,197
940,000 Brixmor Operating Partnership LP 4.050 07/01/30 847,284
100,000 Brixmor Operating Partnership LP 2.500 08/16/31 77,632
100,000 Camden Property Trust 4 .100 10/15/28 94,503
325,000 Camden Property Trust 3.150 07/01/29 287,776
100,000 Camden Property Trust 2.800 05/15/30 86,785
500,000 Camden Property Trust 3.350 11/01/49 363,929
500,000 CBRE Services, Inc 4.875 03/01/26 485,645
1,000,000 CBRE Services, Inc 2.500 04/01/31 804,318
1,000,000 Corporate Office Properties LP 2.250 03/15/26 885,653
1,000,000 Corporate Office Properties LP 2.000 01/15/29 762,102
175,000 Corporate Office Properties LP 2.750 04/15/31 132,974
500,000 Crown Castle International Corp 3.200 09/01/24 484,565
1,000,000 Crown Castle International Corp 1.350 07/15/25 914,243
975,000 Crown Castle International Corp 4.450 02/15/26 948,753
250,000 Crown Castle International Corp 3.700 06/15/26 237,473
1,500,000 Crown Castle International Corp 1.050 07/15/26 1,313,180
100,000 Crown Castle International Corp 4.000 03/01/27 95,051
525,000 Crown Castle International Corp 3.650 09/01/27 490,698
775,000 Crown Castle International Corp 3.800 02/15/28 722,338
300,000 Crown Castle International Corp 4.300 02/15/29 282,059
500,000 Crown Castle International Corp 3.100 11/15/29 435,346
275,000 Crown Castle International Corp 3.300 07/01/30 242,901
1,050,000 Crown Castle International Corp 2.250 01/15/31 855,792
1,500,000 Crown Castle International Corp 2.100 04/01/31 1,199,718
1,000,000 Crown Castle International Corp 2.500 07/15/31 821,515
1,000,000 Crown Castle International Corp 2.900 04/01/41 701,194
200,000 Crown Castle International Corp 4.750 05/15/47 171,756
300,000 Crown Castle International Corp 5.200 02/15/49 278,260
500,000 Crown Castle International Corp 4.000 11/15/49 383,496
200,000 Crown Castle International Corp 4.150 07/01/50 158,675
875,000 Crown Castle International Corp 3.250 01/15/51 596,378
200,000 CubeSmart LP 3.125 09/01/26 184,003
600,000 CubeSmart LP 2.250 12/15/28 505,596
100,000 CubeSmart LP 4.375 02/15/29 93,730
250,000 CubeSmart LP 3.000 02/15/30 213,706

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 450,000 CubeSmart LP 2.000% 02/15/31 $ 351,881
700,000 CubeSmart LP 2.500 02/15/32 553,854
475,000 Digital Realty Trust LP 3.700 08/15/27 436,381
1,300,000 Digital Realty Trust LP 5.550 01/15/28 1,280,796
300,000 Digital Realty Trust LP 4.450 07/15/28 280,819
1,000,000 e Digital Realty Trust LP 3.600 07/01/29 888,216
1,000,000 EPR Properties 3.600 11/15/31 779,860
525,000 Equinix, Inc 1.000 09/15/25 473,967
2,000,000 Equinix, Inc 1.450 05/15/26 1,785,605
650,000 Equinix, Inc 2.900 11/18/26 595,980
800,000 Equinix, Inc 1.550 03/15/28 668,738
2,000,000 Equinix, Inc 2.000 05/15/28 1,702,715
1,000,000 Equinix, Inc 3.200 11/18/29 877,924
175,000 Equinix, Inc 2.150 07/15/30 141,426
1,000,000 Equinix, Inc 2.500 05/15/31 814,195
1,500,000 Equinix, Inc 3.400 02/15/52 1,048,404
700,000 ERP Operating LP 3.375 06/01/25 671,661
200,000 ERP Operating LP 2.850 11/01/26 185,535
1,150,000 ERP Operating LP 3.250 08/01/27 1,057,953
500,000 ERP Operating LP 3.500 03/01/28 462,700
200,000 ERP Operating LP 4.150 12/01/28 190,026
750,000 ERP Operating LP 3.000 07/01/29 659,670
300,000 ERP Operating LP 2.500 02/15/30 255,353
500,000 ERP Operating LP 1.850 08/01/31 392,262
425,000 ERP Operating LP 4.500 07/01/44 371,129
100,000 ERP Operating LP 4.000 08/01/47 78,212
650,000 Essential Properties LP 2.950 07/15/31 487,112
400,000 Essex Portfolio LP 3.500 04/01/25 383,414
100,000 Essex Portfolio LP 3.375 04/15/26 94,661
200,000 Essex Portfolio LP 3.625 05/01/27 186,724
900,000 Essex Portfolio LP 4.000 03/01/29 830,507
325,000 Essex Portfolio LP 3.000 01/15/30 277,810
750,000 Essex Portfolio LP 1.650 01/15/31 569,020
1,000,000 Essex Portfolio LP 2.550 06/15/31 808,201
300,000 Essex Portfolio LP 4.500 03/15/48 243,604
500,000 Extra Space Storage LP 3.900 04/01/29 455,450
1,000,000 Extra Space Storage LP 5.500 07/01/30 991,725
700,000 Extra Space Storage LP 2.550 06/01/31 566,219
500,000 Extra Space Storage LP 2.350 03/15/32 390,728
500,000 Federal Realty Investment Trust 3.950 01/15/24 494,296
300,000 Federal Realty Investment Trust 1.250 02/15/26 267,842
50,000 Federal Realty Investment Trust 3.250 07/15/27 45,340
1,300,000 Federal Realty Investment Trust 3.200 06/15/29 1,127,487
300,000 Federal Realty Investment Trust 3.500 06/01/30 260,920
200,000 Federal Realty Investment Trust 4.500 12/01/44 157,503
1,000,000 Federal Realty OP LP 5.375 05/01/28 979,173
250,000 GLP Capital LP 3.350 09/01/24 241,317
1,300,000 GLP Capital LP 5.250 06/01/25 1,272,054
150,000 GLP Capital LP 5.375 04/15/26 146,837
750,000 GLP Capital LP 5.750 06/01/28 733,774
200,000 GLP Capital LP 5.300 01/15/29 190,431
500,000 GLP Capital LP 4.000 01/15/30 433,329
500,000 GLP Capital LP 4.000 01/15/31 432,280
750,000 GLP Capital LP 3.250 01/15/32 605,560
100,000 Healthcare Realty Holdings LP 3.625 01/15/28 88,480
100,000 Healthcare Realty Holdings LP 2.400 03/15/30 79,137
175,000 Healthcare Realty Holdings LP 2.050 03/15/31 131,164
800,000 Healthcare Trust of America Holdings LP 3.500 08/01/26 736,017
500,000 Healthcare Trust of America Holdings LP 3.100 02/15/30 428,291
975,000 Healthcare Trust of America Holdings LP 2.000 03/15/31 748,512
100,000 Healthpeak Properties, Inc 3.250 07/15/26 93,130

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 1,500,000 Healthpeak Properties, Inc 1.350% 02/01/27 $ 1,298,464
325,000 Healthpeak Properties, Inc 2.125 12/01/28 273,848
600,000 Healthpeak Properties, Inc 3.500 07/15/29 538,025
1,000,000 Healthpeak Properties, Inc 3.000 01/15/30 868,667
175,000 Healthpeak Properties, Inc 2.875 01/15/31 147,788
750,000 Healthpeak Properties, Inc 5.250 12/15/32 729,851
30,000 Healthpeak Properties, Inc 6.750 02/01/41 31,866
100,000 Highwoods Realty LP 3.875 03/01/27 89,823
150,000 Highwoods Realty LP 4.125 03/15/28 131,171
250,000 Highwoods Realty LP 4.200 04/15/29 210,477
500,000 Highwoods Realty LP 3.050 02/15/30 388,084
775,000 Highwoods Realty LP 2.600 02/01/31 567,945
700,000 Host Hotels & Resorts LP 3.875 04/01/24 688,715
200,000 Host Hotels & Resorts LP 4.000 06/15/25 192,227
100,000 Host Hotels & Resorts LP 4.500 02/01/26 96,955
500,000 Host Hotels & Resorts LP 3.375 12/15/29 426,989
850,000 Host Hotels & Resorts LP 3.500 09/15/30 720,042
200,000 Host Hotels & Resorts LP 2.900 12/15/31 157,232
100,000 Hudson Pacific Properties LP 3.950 11/01/27 72,727
500,000 e Hudson Pacific Properties LP 5.950 02/15/28 397,503
100,000 Hudson Pacific Properties LP 4.650 04/01/29 70,569
750,000 Hudson Pacific Properties LP 3.250 01/15/30 474,608
300,000 Invitation Homes Operating Partnership LP 2.300 11/15/28 254,965
500,000 Invitation Homes Operating Partnership LP 2.000 08/15/31 383,055
575,000 Invitation Homes Operating Partnership LP 4.150 04/15/32 514,931
750,000 Invitation Homes Operating Partnership LP 2.700 01/15/34 567,068
125,000 Kilroy Realty LP 3.450 12/15/24 118,419
250,000 Kilroy Realty LP 4.750 12/15/28 220,032
200,000 Kilroy Realty LP 4.250 08/15/29 170,190
750,000 Kilroy Realty LP 3.050 02/15/30 586,487
500,000 Kilroy Realty LP 2.500 11/15/32 347,294
1,000,000 Kilroy Realty LP 2.650 11/15/33 678,009
625,000 Kimco Realty Corp 2.800 10/01/26 571,640
200,000 Kimco Realty Corp 3.800 04/01/27 186,615
500,000 Kimco Realty Corp 1.900 03/01/28 421,049
750,000 Kimco Realty Corp 2.700 10/01/30 617,885
1,000,000 Kimco Realty Corp 2.250 12/01/31 778,226
500,000 Kimco Realty Corp 4.600 02/01/33 462,328
200,000 Kimco Realty Corp 4.250 04/01/45 154,759
175,000 Kimco Realty Corp 4.125 12/01/46 129,628
100,000 Kimco Realty Corp 4.450 09/01/47 81,013
500,000 Kimco Realty Corp 3.700 10/01/49 354,894
750,000 Lexington Realty Trust 2.700 09/15/30 598,955
200,000 Life Storage LP 3.875 12/15/27 185,647
500,000 Life Storage LP 4.000 06/15/29 453,322
100,000 Life Storage LP 2.200 10/15/30 80,006
450,000 Life Storage LP 2.400 10/15/31 356,496
100,000 Mid-America Apartments LP 4.000 11/15/25 96,740
1,000,000 Mid-America Apartments LP 1.100 09/15/26 872,035
750,000 Mid-America Apartments LP 3.600 06/01/27 708,163
200,000 Mid-America Apartments LP 4.200 06/15/28 190,871
625,000 Mid-America Apartments LP 3.950 03/15/29 588,329
175,000 Mid-America Apartments LP 2.750 03/15/30 151,607
250,000 Mid-America Apartments LP 1.700 02/15/31 197,336
150,000 Mid-America Apartments LP 2.875 09/15/51 96,459
500,000 National Health Investors, Inc 3.000 02/01/31 383,642
1,550,000 National Retail Properties, Inc 3.500 10/15/27 1,422,195
300,000 National Retail Properties, Inc 2.500 04/15/30 249,223
500,000 National Retail Properties, Inc 3.100 04/15/50 308,821
1,000,000 National Retail Properties, Inc 3.000 04/15/52 607,812
248,000 Omega Healthcare Investors, Inc 4.375 08/01/23 247,465

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 200,000 Omega Healthcare Investors, Inc 4.500% 04/01/27 $ 185,736
825,000 Omega Healthcare Investors, Inc 4.750 01/15/28 753,084
500,000 Omega Healthcare Investors, Inc 3.625 10/01/29 409,762
500,000 Omega Healthcare Investors, Inc 3.375 02/01/31 396,594
1,000,000 Omega Healthcare Investors, Inc 3.250 04/15/33 742,641
200,000 Physicians Realty LP 4 .300 03/15/27 188,281
200,000 Physicians Realty LP 3.950 01/15/28 182,513
1,000,000 Physicians Realty LP 2.625 11/01/31 777,857
200,000 Piedmont Operating Partnership LP 4.450 03/15/24 195,457
1,000,000 Piedmont Operating Partnership LP 2.750 04/01/32 673,313
100,000 Prologis LP 3.250 10/01/26 94,681
100,000 Prologis LP 4.375 02/01/29 96,043
500,000 Prologis LP 2.250 04/15/30 423,782
1,000,000 Prologis LP 1.625 03/15/31 790,111
100,000 Prologis LP 4.375 09/15/48 85,154
500,000 Prologis LP 3.000 04/15/50 339,742
500,000 Prologis LP 2.125 10/15/50 280,455
100,000 ProLogis LP 3.250 06/30/26 94,683
1,000,000 ProLogis LP 3.375 12/15/27 929,442
750,000 ProLogis LP 4.875 06/15/28 743,205
100,000 ProLogis LP 4.000 09/15/28 95,857
225,000 ProLogis LP 2.875 11/15/29 196,931
200,000 ProLogis LP 1.750 07/01/30 160,680
775,000 ProLogis LP 2.250 01/15/32 625,609
1,000,000 ProLogis LP 4.625 01/15/33 976,247
750,000 ProLogis LP 4.750 06/15/33 732,610
750,000 ProLogis LP 5.125 01/15/34 744,646
500,000 ProLogis LP 3.050 03/01/50 344,953
1,250,000 ProLogis LP 5.250 06/15/53 1,228,286
1,500,000 Public Storage 0.875 02/15/26 1,344,418
750,000 e Public Storage 1.500 11/09/26 671,307
200,000 Public Storage 3.094 09/15/27 186,509
750,000 Public Storage 1.950 11/09/28 643,030
500,000 Public Storage 3.385 05/01/29 461,696
250,000 Public Storage 2.250 11/09/31 204,170
200,000 Realty Income Corp 3.875 04/15/25 193,822
750,000 Realty Income Corp 0.750 03/15/26 658,949
425,000 Realty Income Corp 4.875 06/01/26 420,307
200,000 Realty Income Corp 4.125 10/15/26 191,834
200,000 Realty Income Corp 3.000 01/15/27 184,405
650,000 Realty Income Corp 3.950 08/15/27 617,329
1,000,000 Realty Income Corp 3.400 01/15/28 921,973
1,000,000 Realty Income Corp 3.650 01/15/28 932,646
500,000 Realty Income Corp 2.200 06/15/28 432,918
750,000 Realty Income Corp 4.700 12/15/28 726,518
500,000 Realty Income Corp 3.250 06/15/29 447,085
500,000 Realty Income Corp 3.100 12/15/29 437,993
1,000,000 Realty Income Corp 4.850 03/15/30 966,699
1,500,000 Realty Income Corp 3.250 01/15/31 1,311,060
750,000 Realty Income Corp 1.800 03/15/33 546,211
750,000 Realty Income Corp 4.900 07/15/33 716,863
300,000 Realty Income Corp 4.650 03/15/47 269,016
375,000 Regency Centers LP 3.600 02/01/27 352,478
125,000 Regency Centers LP 4.125 03/15/28 116,744
425,000 Regency Centers LP 2.950 09/15/29 364,262
500,000 Regency Centers LP 3.700 06/15/30 446,749
200,000 Regency Centers LP 4.400 02/01/47 161,792
300,000 Regency Centers LP 4.650 03/15/49 251,510
350,000 Retail Properties of America, Inc 4.750 09/15/30 314,593
300,000 Sabra Health Care LP 5.125 08/15/26 281,881
1,000,000 Sabra Health Care LP 3.200 12/01/31 745,964

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 500,000 Simon Property Group LP 2.000% 09/13/24 $ 477,095
450,000 Simon Property Group LP 3.375 10/01/24 436,176
800,000 Simon Property Group LP 3.500 09/01/25 766,450
625,000 Simon Property Group LP 3.300 01/15/26 594,593
350,000 Simon Property Group LP 3.250 11/30/26 328,099
1,000,000 Simon Property Group LP 1 .375 01/15/27 876,213
200,000 Simon Property Group LP 3.375 06/15/27 185,991
300,000 Simon Property Group LP 3.375 12/01/27 276,770
1,000,000 Simon Property Group LP 1.750 02/01/28 854,792
1,750,000 Simon Property Group LP 2.450 09/13/29 1,473,228
750,000 Simon Property Group LP 2.650 07/15/30 637,030
1,000,000 Simon Property Group LP 2.200 02/01/31 804,211
500,000 Simon Property Group LP 2.250 01/15/32 389,930
1,500,000 Simon Property Group LP 2.650 02/01/32 1,214,481
1,000,000 Simon Property Group LP 5.500 03/08/33 992,877
1,500,000 Simon Property Group LP 4.250 10/01/44 1,204,346
300,000 Simon Property Group LP 4.250 11/30/46 240,579
500,000 Simon Property Group LP 3.250 09/13/49 335,980
750,000 Simon Property Group LP 3.800 07/15/50 554,893
1,000,000 Simon Property Group LP 5.850 03/08/53 993,101
150,000 SITE Centers Corp 4.250 02/01/26 140,493
200,000 SITE Centers Corp 4.700 06/01/27 182,900
525,000 Sovran Acquisition LP 3.500 07/01/26 493,027
300,000 Spirit Realty LP 3.200 01/15/27 269,937
1,000,000 Spirit Realty LP 2.100 03/15/28 838,010
500,000 Spirit Realty LP 4.000 07/15/29 439,809
300,000 Spirit Realty LP 3.400 01/15/30 254,723
500,000 Spirit Realty LP 3.200 02/15/31 408,326
500,000 STORE Capital Corp 4.625 03/15/29 420,909
500,000 STORE Capital Corp 2.750 11/18/30 361,257
500,000 Sun Communities Operating LP 2.300 11/01/28 420,276
1,000,000 Sun Communities Operating LP 4.200 04/15/32 873,262
500,000 Sun Communities Operating LP 5.700 01/15/33 487,001
100,000 Tanger Properties LP 3.125 09/01/26 88,665
250,000 e Tanger Properties LP 3.875 07/15/27 223,569
500,000 Tanger Properties LP 2.750 09/01/31 362,844
200,000 UDR, Inc 3.500 07/01/27 186,643
200,000 UDR, Inc 3.500 01/15/28 182,700
600,000 UDR, Inc 3.200 01/15/30 529,887
1,000,000 UDR, Inc 3.000 08/15/31 845,840
750,000 UDR, Inc 2.100 08/01/32 569,355
500,000 UDR, Inc 1.900 03/15/33 365,744
300,000 UDR, Inc 3.100 11/01/34 238,704
300,000 Ventas Realty LP 3.500 04/15/24 293,269
750,000 Ventas Realty LP 2.650 01/15/25 705,224
120,000 Ventas Realty LP 4.125 01/15/26 114,775
200,000 Ventas Realty LP 3.250 10/15/26 183,108
1,000,000 Ventas Realty LP 4.000 03/01/28 925,043
525,000 Ventas Realty LP 4.400 01/15/29 490,003
350,000 Ventas Realty LP 3.000 01/15/30 299,366
500,000 Ventas Realty LP 4.750 11/15/30 473,261
1,025,000 Ventas Realty LP 2.500 09/01/31 812,465
300,000 Ventas Realty LP 4.375 02/01/45 240,585
300,000 Ventas Realty LP 4.875 04/15/49 255,955
1,500,000 VICI Properties LP 4.375 05/15/25 1,449,681
850,000 VICI Properties LP 4.750 02/15/28 804,809
750,000 VICI Properties LP 4.950 02/15/30 703,560
1,000,000 VICI Properties LP 5.625 05/15/52 890,800
200,000 Vornado Realty LP 3.500 01/15/25 188,273
275,000 Vornado Realty LP 2.150 06/01/26 232,961
275,000 Vornado Realty LP 3.400 06/01/31 199,028

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 2,000,000 Welltower, Inc 3.625% 03/15/24 $ 1,966,505
600,000 Welltower, Inc 4.250 04/01/26 580,170
500,000 Welltower, Inc 2.700 02/15/27 452,425
600,000 Welltower, Inc 4.250 04/15/28 564,503
1,000,000 Welltower, Inc 2.050 01/15/29 831,323
500,000 Welltower, Inc 4.125 03/15/29 462,480
425,000 Welltower, Inc 3.100 01/15/30 368,013
400,000 Welltower, Inc 2 .750 01/15/31 329,989
1,000,000 Welltower, Inc 2.800 06/01/31 826,391
500,000 Welltower, Inc 2.750 01/15/32 404,024
150,000 Welltower, Inc 3.850 06/15/32 132,133
300,000 Welltower, Inc 4.950 09/01/48 267,810
1,000,000 Weyerhaeuser Co 4.750 05/15/26 982,261
500,000 Weyerhaeuser Co 4.000 11/15/29 461,021
500,000 Weyerhaeuser Co 4.000 04/15/30 459,835
304,000 Weyerhaeuser Co 7.375 03/15/32 339,243
300,000 Weyerhaeuser Co 3.375 03/09/33 258,051
1,375,000 Weyerhaeuser Co 4.000 03/09/52 1,097,282
347,000 WP Carey, Inc 4.000 02/01/25 335,992
1,000,000 WP Carey, Inc 3.850 07/15/29 907,235
750,000 WP Carey, Inc 2.400 02/01/31 602,875
500,000 WP Carey, Inc 2.450 02/01/32 391,344
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 189,885,805
FINANCIAL SERVICES - 2.8%
299,000 AerCap Ireland Capital DAC 4.500 09/15/23 297,878
1,000,000 AerCap Ireland Capital DAC 3.150 02/15/24 980,979
750,000 AerCap Ireland Capital DAC 2.875 08/14/24 720,744
2,000,000 AerCap Ireland Capital DAC 1.650 10/29/24 1,879,419
2,000,000 AerCap Ireland Capital DAC 1.750 10/29/24 1,878,355
1,675,000 AerCap Ireland Capital DAC 3.500 01/15/25 1,603,658
1,000,000 AerCap Ireland Capital DAC 6.500 07/15/25 1,004,945
300,000 AerCap Ireland Capital DAC 4.450 10/01/25 288,572
500,000 AerCap Ireland Capital DAC 1.750 01/30/26 448,804
500,000 AerCap Ireland Capital DAC 4.450 04/03/26 477,386
2,500,000 AerCap Ireland Capital DAC 2 .450 10/29/26 2,232,877
250,000 AerCap Ireland Capital DAC 3.650 07/21/27 228,961
1,000,000 AerCap Ireland Capital DAC 4.625 10/15/27 947,508
200,000 AerCap Ireland Capital DAC 3.875 01/23/28 183,875
1,000,000 e AerCap Ireland Capital DAC 5.750 06/06/28 991,728
1,450,000 AerCap Ireland Capital DAC 3.000 10/29/28 1,253,746
700,000 AerCap Ireland Capital DAC 3.300 01/30/32 572,669
2,000,000 AerCap Ireland Capital DAC 3.400 10/29/33 1,606,402
800,000 AerCap Ireland Capital DAC 3.850 10/29/41 607,692
1,000,000 Affiliated Managers Group, Inc 3.300 06/15/30 843,478
20,000 Ahold Finance USA LLC 6.875 05/01/29 21,317
500,000 Ally Financial, Inc 5.800 05/01/25 491,493
1,000,000 Ally Financial, Inc 4.750 06/09/27 928,327
400,000 e Ally Financial, Inc 7.100 11/15/27 403,434
1,000,000 Ally Financial, Inc 2 .200 11/02/28 798,114
1,500,000 Ally Financial, Inc 6.992 06/13/29 1,481,256
2,000,000 Ally Financial, Inc 8.000 11/01/31 2,076,242
750,000 American Express Co 3.000 10/30/24 723,026
1,500,000 American Express Co 3.950 08/01/25 1,455,843
1,000,000 American Express Co 4.200 11/06/25 972,434
1,500,000 American Express Co 4.900 02/13/26 1,484,598
2,500,000 American Express Co 3.125 05/20/26 2,368,635
2,000,000 American Express Co 1.650 11/04/26 1,779,215
1,500,000 American Express Co 2.550 03/04/27 1,365,614
1,500,000 American Express Co 5.850 11/05/27 1,535,903
575,000 American Express Co 4.050 05/03/29 547,410

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 2,700,000 American Express Co 4.989% 05/26/33 $ 2,586,812
1,000,000 American Express Co 4.420 08/03/33 943,599
3,000,000 American Express Co 5.043 05/01/34 2,934,365
525,000 American Express Co 4.050 12/03/42 457,049
1,000,000 American Honda Finance Corp 2.400 06/27/24 969,341
1,000,000 American Honda Finance Corp 0.550 07/12/24 950,109
500,000 American Honda Finance Corp 2.150 09/10/24 479,624
1,000,000 American Honda Finance Corp 1.200 07/08/25 920,206
750,000 American Honda Finance Corp 1.000 09/10/25 684,072
3,000,000 American Honda Finance Corp 1.300 09/09/26 2,671,496
100,000 American Honda Finance Corp 2.300 09/09/26 91,867
1,000,000 American Honda Finance Corp 2.350 01/08/27 916,163
1,000,000 American Honda Finance Corp 4.700 01/12/28 991,733
1,000,000 American Honda Finance Corp 2.250 01/12/29 869,041
1,000,000 American Honda Finance Corp 4.600 04/17/30 976,529
1,000,000 American Honda Finance Corp 1.800 01/13/31 809,752
300,000 Ameriprise Financial, Inc 3.700 10/15/24 292,300
125,000 Ameriprise Financial, Inc 3 .000 04/02/25 119,007
200,000 Ameriprise Financial, Inc 2.875 09/15/26 186,593
350,000 Ameriprise Financial, Inc 4.500 05/13/32 335,167
1,000,000 Ameriprise Financial, Inc 5.150 05/15/33 992,879
1,000,000 Andrew W Mellon Foundation 0.947 08/01/27 865,473
850,000 Ares Capital Corp 4.200 06/10/24 829,649
500,000 Ares Capital Corp 4.250 03/01/25 477,021
500,000 Ares Capital Corp 3.250 07/15/25 462,476
1,200,000 Ares Capital Corp 3.875 01/15/26 1,112,538
1,500,000 Ares Capital Corp 2.150 07/15/26 1,300,611
750,000 Ares Capital Corp 2.875 06/15/28 620,225
750,000 Ares Capital Corp 3.200 11/15/31 574,923
800,000 Bank of New York Mellon Corp 3.250 09/11/24 775,635
1,750,000 Bank of New York Mellon Corp 2.100 10/24/24 1,672,530
500,000 Bank of New York Mellon Corp 3.000 02/24/25 480,446
725,000 Bank of New York Mellon Corp 1.600 04/24/25 679,317
2,000,000 Bank of New York Mellon Corp 3.350 04/25/25 1,923,132
1,500,000 Bank of New York Mellon Corp 0.750 01/28/26 1,334,997
500,000 Bank of New York Mellon Corp 2.800 05/04/26 470,279
1,000,000 Bank of New York Mellon Corp 4.414 07/24/26 978,722
500,000 Bank of New York Mellon Corp 2.450 08/17/26 460,112
1,000,000 Bank of New York Mellon Corp 2.050 01/26/27 899,910
300,000 Bank of New York Mellon Corp 3.250 05/16/27 280,556
1,000,000 Bank of New York Mellon Corp 3.400 01/29/28 935,176
600,000 Bank of New York Mellon Corp 3.850 04/28/28 570,935
2,000,000 Bank of New York Mellon Corp 1.650 07/14/28 1,708,471
775,000 Bank of New York Mellon Corp 5.802 10/25/28 789,934
1,500,000 Bank of New York Mellon Corp 4.543 02/01/29 1,459,911
400,000 Bank of New York Mellon Corp 3.300 08/23/29 358,620
500,000 Bank of New York Mellon Corp 4.596 07/26/30 482,220
1,500,000 Bank of New York Mellon Corp 1.650 01/28/31 1,205,605
1,000,000 Bank of New York Mellon Corp 1.800 07/28/31 792,050
500,000 Bank of New York Mellon Corp 4.289 06/13/33 473,143
1,000,000 Bank of New York Mellon Corp 5.834 10/25/33 1,042,553
1,000,000 Bank of New York Mellon Corp 4.706 02/01/34 960,440
2,000,000 Bank of New York Mellon Corp 4.967 04/26/34 1,953,157
1,000,000 Barings BDC, Inc 3.300 11/23/26 871,140
2,400,000 Berkshire Hathaway, Inc 3.125 03/15/26 2,311,850
800,000 Berkshire Hathaway, Inc 4.500 02/11/43 771,609
250,000 BGC Partners, Inc 5.375 07/24/23 249,834
500,000 BGC Partners, Inc 3.750 10/01/24 472,108
500,000 g BGC Partners, Inc 8.000 05/25/28 483,064
1,000,000 e BlackRock TCP Capital Corp 2.850 02/09/26 898,828
500,000 BlackRock, Inc 3.500 03/18/24 492,429

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 850,000 BlackRock, Inc 3.250% 04/30/29 $ 788,105
1,450,000 BlackRock, Inc 1.900 01/28/31 1,189,061
2,000,000 BlackRock, Inc 2.100 02/25/32 1,612,874
1,000,000 BlackRock, Inc 4.750 05/25/33 982,617
750,000 Blackstone Secured Lending Fund 3.650 07/14/23 749,166
750,000 Blackstone Secured Lending Fund 3.625 01/15/26 689,754
1,400,000 Blackstone Secured Lending Fund 2.750 09/16/26 1,223,534
1,000,000 Blackstone Secured Lending Fund 2.125 02/15/27 844,320
1,025,000 BPCE S.A. 4.000 04/15/24 1,008,515
300,000 BPCE S.A. 3.375 12/02/26 277,368
300,000 Brookfield Asset Management, Inc 4.000 01/15/25 290,952
1,000,000 Brookfield Capital Finance LLC 6.087 06/14/33 1,015,194
1,000,000 Brookfield Finance I UK PLC 2.340 01/30/32 778,627
1,000,000 Brookfield Finance LLC 3.450 04/15/50 661,125
550,000 Brookfield Finance, Inc 4.000 04/01/24 542,318
200,000 Brookfield Finance, Inc 4.250 06/02/26 192,093
600,000 Brookfield Finance, Inc 3.900 01/25/28 555,513
600,000 Brookfield Finance, Inc 4.850 03/29/29 575,595
725,000 Brookfield Finance, Inc 4.700 09/20/47 606,110
1,000,000 Brookfield Finance, Inc 3.500 03/30/51 661,447
1,000,000 Brookfield Finance, Inc 3 .625 02/15/52 678,981
300,000 Capital One Financial Corp 3.900 01/29/24 296,315
750,000 Capital One Financial Corp 3.300 10/30/24 720,619
125,000 Capital One Financial Corp 3.200 02/05/25 118,883
625,000 e Capital One Financial Corp 4.250 04/30/25 603,334
850,000 Capital One Financial Corp 4.200 10/29/25 812,517
750,000 Capital One Financial Corp 4.985 07/24/26 726,938
700,000 Capital One Financial Corp 3.750 07/28/26 651,893
1,075,000 Capital One Financial Corp 3.750 03/09/27 1,001,290
1,000,000 Capital One Financial Corp 3.650 05/11/27 928,815
1,000,000 Capital One Financial Corp 1.878 11/02/27 856,630
2,700,000 Capital One Financial Corp 3.800 01/31/28 2,481,104
1,400,000 Capital One Financial Corp 4.927 05/10/28 1,328,347
2,000,000 Capital One Financial Corp 5.468 02/01/29 1,915,925
1,000,000 Capital One Financial Corp 6 .312 06/08/29 993,263
2,000,000 Capital One Financial Corp 3.273 03/01/30 1,698,158
750,000 Capital One Financial Corp 5.247 07/26/30 707,032
2,525,000 Capital One Financial Corp 2.359 07/29/32 1,783,185
1,000,000 Capital One Financial Corp 2.618 11/02/32 770,333
1,000,000 Capital One Financial Corp 5.817 02/01/34 954,075
1,000,000 Capital One Financial Corp 6.377 06/08/34 992,835
1,000,000 Cboe Global Markets, Inc 1.625 12/15/30 785,492
500,000 Cboe Global Markets, Inc 3.000 03/16/32 426,945
450,000 CBOE Holdings, Inc 3.650 01/12/27 428,997
300,000 Charles Schwab Corp 3.750 04/01/24 295,002
200,000 Charles Schwab Corp 3.000 03/10/25 190,352
350,000 Charles Schwab Corp 3.625 04/01/25 336,443
1,250,000 Charles Schwab Corp 3.850 05/21/25 1,203,079
1,500,000 Charles Schwab Corp 0.900 03/11/26 1,325,063
1,500,000 Charles Schwab Corp 1.150 05/13/26 1,327,421
500,000 Charles Schwab Corp 3.200 03/02/27 459,795
350,000 Charles Schwab Corp 2.450 03/03/27 313,520
525,000 Charles Schwab Corp 3.300 04/01/27 485,789
200,000 Charles Schwab Corp 3.200 01/25/28 181,572
2,000,000 Charles Schwab Corp 2.000 03/20/28 1,721,920
300,000 Charles Schwab Corp 4.000 02/01/29 280,799
1,000,000 Charles Schwab Corp 5.643 05/19/29 998,800
500,000 Charles Schwab Corp 2.750 10/01/29 425,318
1,500,000 Charles Schwab Corp 1.650 03/11/31 1,142,107
1,500,000 Charles Schwab Corp 2.300 05/13/31 1,195,131
1,000,000 Charles Schwab Corp 1.950 12/01/31 761,785

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Charles Schwab Corp 2.900% 03/03/32 $ 823,225
1,500,000 CI Financial Corp 3.200 12/17/30 1,124,172
1,000,000 CI Financial Corp 4.100 06/15/51 607,519
475,000 CME Group, Inc 3.000 03/15/25 457,589
500,000 CME Group, Inc 3.750 06/15/28 478,253
1,500,000 CME Group, Inc 2.650 03/15/32 1,274,093
400,000 CME Group, Inc 5.300 09/15/43 415,619
500,000 CME Group, Inc 4.150 06/15/48 451,874
2,000,000 Credit Suisse AG. 0.495 02/02/24 1,923,939
2,900,000 Credit Suisse AG. 3.625 09/09/24 2,792,737
500,000 Credit Suisse AG. 2.950 04/09/25 469,861
1,000,000 Credit Suisse AG. 1.250 08/07/26 860,879
1,350,000 Credit Suisse AG. 5.000 07/09/27 1,303,278
2,000,000 Credit Suisse AG. 7.500 02/15/28 2,124,421
525,000 Deutsche Bank AG. 3.700 05/30/24 509,711
1,000,000 Deutsche Bank AG. 2.222 09/18/24 987,339
2,000,000 Deutsche Bank AG. 1.447 04/01/25 1,900,475
1,000,000 Deutsche Bank AG. 4.162 05/13/25 963,257
1,000,000 Deutsche Bank AG. 3.961 11/26/25 953,484
1,800,000 Deutsche Bank AG. 4.100 01/13/26 1,684,337
2,000,000 Deutsche Bank AG. 1.686 03/19/26 1,801,159
2,000,000 Deutsche Bank AG. 6.119 07/14/26 1,977,734
2,000,000 Deutsche Bank AG. 2.129 11/24/26 1,779,442
1,050,000 Deutsche Bank AG. 2.311 11/16/27 902,304
800,000 Deutsche Bank AG. 6.720 01/18/29 801,140
825,000 Deutsche Bank AG. 3.547 09/18/31 685,171
1,000,000 Deutsche Bank AG. 3.729 01/14/32 756,196
1,000,000 Deutsche Bank AG. 3.742 01/07/33 733,370
2,500,000 Deutsche Bank AG. 7.079 02/10/34 2,312,587
100,000 Diageo Investment Corp 4.250 05/11/42 90,420
700,000 Discover Financial Services 3.950 11/06/24 674,555
200,000 Discover Financial Services 4.500 01/30/26 191,519
350,000 Discover Financial Services 4.100 02/09/27 324,709
500,000 Discover Financial Services 6.700 11/29/32 515,116
200,000 E*TRADE Financial Corp 3.800 08/24/27 189,608
300,000 E*TRADE Financial Corp 4.500 06/20/28 288,964
200,000 Eaton Vance Corp 3.500 04/06/27 185,837
750,000 Equitable Holdings, Inc 5.594 01/11/33 735,347
1,000,000 FactSet Research Systems, Inc 2.900 03/01/27 917,399
1,500,000 Fidelity National Information Services, Inc 1.150 03/01/26 1,337,757
500,000 Fidelity National Information Services, Inc 4.700 07/15/27 486,471
825,000 Fidelity National Information Services, Inc 2.250 03/01/31 658,409
500,000 e Fidelity National Information Services, Inc 5.100 07/15/32 485,133
425,000 Fidelity National Information Services, Inc 3.100 03/01/41 292,470
500,000 Fidelity National Information Services, Inc 5.625 07/15/52 471,305
2,000,000 Fiserv, Inc 2.750 07/01/24 1,940,434
1,675,000 Fiserv, Inc 3.850 06/01/25 1,618,060
900,000 Fiserv, Inc 3.200 07/01/26 844,528
1,000,000 Fiserv, Inc 5.450 03/02/28 1,004,883
1,125,000 Fiserv, Inc 3.500 07/01/29 1,026,828
2,175,000 Fiserv, Inc 2.650 06/01/30 1,853,546
2,300,000 Fiserv, Inc 4.400 07/01/49 1,943,437
750,000 e Ford Foundation 2.415 06/01/50 497,896
525,000 Ford Foundation 2.815 06/01/70 324,626
200,000 Franklin Resources, Inc 2.850 03/30/25 190,379
1,500,000 Franklin Resources, Inc 1.600 10/30/30 1,176,141
500,000 Franklin Resources, Inc 2.950 08/12/51 316,553
750,000 e FS KKR Capital Corp 4.125 02/01/25 709,316
750,000 FS KKR Capital Corp 3.400 01/15/26 682,127
1,000,000 FS KKR Capital Corp 2.625 01/15/27 852,436
1,500,000 FS KKR Capital Corp 3.125 10/12/28 1,221,106

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 GE Capital Funding LLC 3.450% 05/15/25 $ 477,672
1,608,000 GE Capital Funding LLC 4.550 05/15/32 1,561,222
125,000 General Motors Financial Co, Inc 4.000 01/15/25 121,142
3,175,000 General Motors Financial Co, Inc 4.350 04/09/25 3,091,957
450,000 General Motors Financial Co, Inc 4.300 07/13/25 436,461
500,000 General Motors Financial Co, Inc 1.250 01/08/26 446,107
275,000 General Motors Financial Co, Inc 5.250 03/01/26 270,833
1,000,000 General Motors Financial Co, Inc 1.500 06/10/26 883,693
525,000 General Motors Financial Co, Inc 4.000 10/06/26 497,864
1,400,000 General Motors Financial Co, Inc 4.350 01/17/27 1,342,153
1,000,000 General Motors Financial Co, Inc 2.350 02/26/27 891,389
1,000,000 General Motors Financial Co, Inc 2.700 08/20/27 885,591
1,100,000 General Motors Financial Co, Inc 3.850 01/05/28 1,014,111
2,000,000 General Motors Financial Co, Inc 2.400 04/10/28 1,724,347
1,000,000 General Motors Financial Co, Inc 5.800 06/23/28 996,185
1,850,000 General Motors Financial Co, Inc 2.400 10/15/28 1,566,388
2,400,000 General Motors Financial Co, Inc 5.650 01/17/29 2,360,463
1,000,000 General Motors Financial Co, Inc 4.300 04/06/29 917,705
1,500,000 General Motors Financial Co, Inc 3.600 06/21/30 1,295,966
2,000,000 General Motors Financial Co, Inc 2.350 01/08/31 1,566,688
1,000,000 General Motors Financial Co, Inc 3.100 01/12/32 808,802
2,500,000 e General Motors Financial Co, Inc 6.400 01/09/33 2,541,101
575,000 Global Payments, Inc 2.650 02/15/25 545,346
2,500,000 Global Payments, Inc 1.200 03/01/26 2,221,688
300,000 Global Payments, Inc 4.800 04/01/26 292,857
1,000,000 Global Payments, Inc 2.150 01/15/27 888,852
500,000 Global Payments, Inc 4.950 08/15/27 487,169
500,000 Global Payments, Inc 4.450 06/01/28 469,128
475,000 Global Payments, Inc 3.200 08/15/29 412,863
500,000 Global Payments, Inc 5.300 08/15/29 487,127
325,000 Global Payments, Inc 2.900 05/15/30 275,463
500,000 Global Payments, Inc 5.400 08/15/32 487,218
1,250,000 Global Payments, Inc 4.150 08/15/49 935,674
500,000 Global Payments, Inc 5.950 08/15/52 478,424
500,000 e Goldman Sachs BDC, Inc 3.750 02/10/25 477,805
500,000 e Goldman Sachs BDC, Inc 2.875 01/15/26 459,338
2,025,000 Goldman Sachs Group, Inc 4.000 03/03/24 1,999,016
425,000 Goldman Sachs Group, Inc 3.850 07/08/24 416,770
600,000 Goldman Sachs Group, Inc 3.500 01/23/25 578,927
250,000 Goldman Sachs Group, Inc 3.500 04/01/25 240,148
1,100,000 Goldman Sachs Group, Inc 3.750 05/22/25 1,061,677
2,375,000 Goldman Sachs Group, Inc 3.272 09/29/25 2,294,662
575,000 Goldman Sachs Group, Inc 4.250 10/21/25 554,110
700,000 Goldman Sachs Group, Inc 0.855 02/12/26 645,015
1,125,000 Goldman Sachs Group, Inc 3.750 02/25/26 1,079,800
425,000 Goldman Sachs Group, Inc 3.500 11/16/26 398,439
2,700,000 Goldman Sachs Group, Inc 1.093 12/09/26 2,406,067
125,000 Goldman Sachs Group, Inc 5.950 01/15/27 126,724
3,950,000 Goldman Sachs Group, Inc 3.850 01/26/27 3,755,386
2,600,000 Goldman Sachs Group, Inc 1.431 03/09/27 2,323,114
2,000,000 Goldman Sachs Group, Inc 4.387 06/15/27 1,944,930
5,000,000 Goldman Sachs Group, Inc 1.542 09/10/27 4,394,516
6,500,000 Goldman Sachs Group, Inc 1.948 10/21/27 5,781,932
2,000,000 Goldman Sachs Group, Inc 2.640 02/24/28 1,814,689
3,000,000 Goldman Sachs Group, Inc 3.615 03/15/28 2,814,816
4,475,000 Goldman Sachs Group, Inc 3.691 06/05/28 4,204,455
2,000,000 Goldman Sachs Group, Inc 4.482 08/23/28 1,933,632
8,525,000 Goldman Sachs Group, Inc 3.814 04/23/29 7,913,616
2,550,000 Goldman Sachs Group, Inc 4.223 05/01/29 2,408,451
2,500,000 Goldman Sachs Group, Inc 2.600 02/07/30 2,129,194
2,500,000 Goldman Sachs Group, Inc 3.800 03/15/30 2,311,895

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 5,000,000 Goldman Sachs Group, Inc 1.992% 01/27/32 $ 3,936,124
2,050,000 Goldman Sachs Group, Inc 2.615 04/22/32 1,681,244
2,550,000 Goldman Sachs Group, Inc 2.383 07/21/32 2,042,547
1,500,000 Goldman Sachs Group, Inc 2.650 10/21/32 1,222,689
2,000,000 Goldman Sachs Group, Inc 3.102 02/24/33 1,689,507
900,000 Goldman Sachs Group, Inc 6.750 10/01/37 967,989
2,425,000 Goldman Sachs Group, Inc 4.017 10/31/38 2,053,625
4,525,000 Goldman Sachs Group, Inc 4.411 04/23/39 3,948,582
2,475,000 Goldman Sachs Group, Inc 6.250 02/01/41 2,660,343
1,900,000 Goldman Sachs Group, Inc 3.210 04/22/42 1,403,756
2,000,000 Goldman Sachs Group, Inc 3.436 02/24/43 1,521,328
1,225,000 Goldman Sachs Group, Inc 4.800 07/08/44 1,121,567
1,650,000 Goldman Sachs Group, Inc 5.150 05/22/45 1,540,532
200,000 Goldman Sachs Group, Inc 4.750 10/21/45 181,790
1,250,000 Golub Capital BDC, Inc 2.500 08/24/26 1,080,998
1,000,000 Golub Capital BDC, Inc 2.050 02/15/27 840,978
1,000,000 Hercules Capital, Inc 3.375 01/20/27 866,259
825,000 Intercontinental Exchange, Inc 3.750 12/01/25 800,773
1,000,000 Intercontinental Exchange, Inc 3.100 09/15/27 934,321
500,000 Intercontinental Exchange, Inc 4.000 09/15/27 486,823
500,000 e Intercontinental Exchange, Inc 3.750 09/21/28 474,797
1,500,000 Intercontinental Exchange, Inc 4.350 06/15/29 1,467,056
1,500,000 Intercontinental Exchange, Inc 2.100 06/15/30 1,255,328
1,000,000 Intercontinental Exchange, Inc 1.850 09/15/32 770,851
2,000,000 Intercontinental Exchange, Inc 4.600 03/15/33 1,938,420
775,000 Intercontinental Exchange, Inc 2.650 09/15/40 547,312
575,000 Intercontinental Exchange, Inc 4.250 09/21/48 497,980
1,000,000 Intercontinental Exchange, Inc 3.000 06/15/50 692,680
1,000,000 Intercontinental Exchange, Inc 4.950 06/15/52 948,668
1,000,000 Intercontinental Exchange, Inc 3.000 09/15/60 652,386
2,000,000 Intercontinental Exchange, Inc 5.200 06/15/62 1,976,128
200,000 Invesco Finance plc 4.000 01/30/24 197,402
800,000 Invesco Finance plc 3.750 01/15/26 770,801
200,000 Invesco Finance plc 5.375 11/30/43 194,553
300,000 Janus Capital Group, Inc 4.875 08/01/25 295,117
1,000,000 Jefferies Group LLC 4.850 01/15/27 979,577
600,000 Jefferies Group LLC 6.450 06/08/27 619,441
1,000,000 Jefferies Group LLC 4.150 01/23/30 899,055
1,000,000 Jefferies Group LLC 2.625 10/15/31 775,282
1,000,000 Jefferies Group LLC 2.750 10/15/32 768,009
2,000,000 Landwirtschaftliche Rentenbank 3.875 06/14/28 1,968,786
150,000 Lazard Group LLC 3.750 02/13/25 144,269
200,000 Lazard Group LLC 3.625 03/01/27 185,851
325,000 Lazard Group LLC 4.500 09/19/28 307,706
425,000 Lazard Group LLC 4.375 03/11/29 394,489
400,000 Legg Mason, Inc 5.625 01/15/44 393,684
1,250,000 Main Street Capital Corp 3.000 07/14/26 1,099,329
1,000,000 Mastercard, Inc 3.375 04/01/24 983,800
1,000,000 Mastercard, Inc 2.000 03/03/25 950,480
425,000 Mastercard, Inc 2.950 11/21/26 401,509
750,000 Mastercard, Inc 3.500 02/26/28 715,728
1,000,000 Mastercard, Inc 4.875 03/09/28 1,011,310
1,000,000 Mastercard, Inc 2.950 06/01/29 909,716
625,000 Mastercard, Inc 1.900 03/15/31 519,469
1,500,000 e Mastercard, Inc 2.000 11/18/31 1,238,452
1,000,000 Mastercard, Inc 4.850 03/09/33 1,016,764
200,000 Mastercard, Inc 3.800 11/21/46 169,663
300,000 Mastercard, Inc 3.950 02/26/48 265,846
1,000,000 Mastercard, Inc 3.650 06/01/49 832,064
1,350,000 Mastercard, Inc 3.850 03/26/50 1,162,043
850,000 Mastercard, Inc 2.950 03/15/51 620,243

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,200,000 Moody's Corp 3.250% 01/15/28 $ 1,117,448
300,000 Moody's Corp 4.250 02/01/29 288,724
500,000 Moody's Corp 4.250 08/08/32 474,944
1,000,000 Moody's Corp 2 .750 08/19/41 701,744
200,000 Moody's Corp 5.250 07/15/44 196,403
300,000 Moody's Corp 4.875 12/17/48 281,023
750,000 Moody's Corp 3.250 05/20/50 536,987
1,000,000 Moody's Corp 3.750 02/25/52 793,054
1,000,000 Moody's Corp 3.100 11/29/61 655,923
4,092,000 Morgan Stanley 3.700 10/23/24 3,994,552
2,000,000 Morgan Stanley 3.620 04/17/25 1,960,257
6,000,000 Morgan Stanley 0.790 05/30/25 5,699,613
1,025,000 Morgan Stanley 2.720 07/22/25 988,395
500,000 Morgan Stanley 4.000 07/23/25 485,441
950,000 Morgan Stanley 5.000 11/24/25 933,915
575,000 Morgan Stanley 3.875 01/27/26 555,053
4,000,000 Morgan Stanley 2.630 02/18/26 3,792,016
2,000,000 Morgan Stanley 4.679 07/17/26 1,962,576
500,000 Morgan Stanley 3.125 07/27/26 468,222
400,000 Morgan Stanley 4.350 09/08/26 386,297
5,000,000 Morgan Stanley 0.985 12/10/26 4,458,032
2,750,000 Morgan Stanley 3.625 01/20/27 2,611,151
2,000,000 Morgan Stanley 5.050 01/28/27 1,983,336
1,975,000 Morgan Stanley 3.950 04/23/27 1,869,994
4,975,000 Morgan Stanley 1.593 05/04/27 4,453,710
3,325,000 Morgan Stanley 1.512 07/20/27 2,945,843
2,000,000 Morgan Stanley 4.210 04/20/28 1,921,291
1,575,000 Morgan Stanley 3.591 07/22/28 1,453,236
1,500,000 Morgan Stanley 6.296 10/18/28 1,541,325
2,850,000 Morgan Stanley 3.772 01/24/29 2,660,690
4,000,000 Morgan Stanley 5.123 02/01/29 3,944,948
2,500,000 Morgan Stanley 5.164 04/20/29 2,469,464
3,475,000 Morgan Stanley 4.431 01/23/30 3,306,238
5,000,000 Morgan Stanley 2.699 01/22/31 4,252,467
1,500,000 Morgan Stanley 3.622 04/01/31 1,351,636
5,000,000 Morgan Stanley 1.794 02/13/32 3,878,485
150,000 Morgan Stanley 7.250 04/01/32 170,096
2,500,000 Morgan Stanley 1.928 04/28/32 1,951,573
4,000,000 Morgan Stanley 2.239 07/21/32 3,179,146
3,500,000 Morgan Stanley 2.511 10/20/32 2,827,009
3,000,000 Morgan Stanley 2.943 01/21/33 2,493,683
2,000,000 Morgan Stanley 4.889 07/20/33 1,924,898
1,500,000 Morgan Stanley 6.342 10/18/33 1,595,705
2,500,000 Morgan Stanley 5.250 04/21/34 2,468,620
1,300,000 Morgan Stanley 2.484 09/16/36 986,362
2,000,000 Morgan Stanley 5.297 04/20/37 1,892,390
950,000 Morgan Stanley 5.948 01/19/38 937,690
1,725,000 Morgan Stanley 3.971 07/22/38 1,468,497
2,675,000 Morgan Stanley 4.457 04/22/39 2,382,902
1,525,000 Morgan Stanley 3.217 04/22/42 1,156,407
275,000 Morgan Stanley 6.375 07/24/42 306,638
1,175,000 Morgan Stanley 4.300 01/27/45 1,027,891
2,200,000 Morgan Stanley 4.375 01/22/47 1,955,937
900,000 Morgan Stanley 5.597 03/24/51 939,524
1,425,000 Morgan Stanley 2.802 01/25/52 935,026
400,000 NASDAQ, Inc 3.850 06/30/26 384,339
1,500,000 NASDAQ, Inc 5 .350 06/28/28 1,502,164
500,000 e NASDAQ, Inc 1.650 01/15/31 388,072
1,500,000 NASDAQ, Inc 5.550 02/15/34 1,505,899
500,000 NASDAQ, Inc 2.500 12/21/40 335,357
500,000 NASDAQ, Inc 3.250 04/28/50 338,028

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 500,000 NASDAQ, Inc 3.950% 03/07/52 $ 384,113
900,000 NASDAQ, Inc 5.950 08/15/53 921,501
400,000 NASDAQ, Inc 6.100 06/28/63 409,021
200,000 National Rural Utilities Cooperative Finance Corp 3.400 11/15/23 198,251
400,000 National Rural Utilities Cooperative Finance Corp 2.850 01/27/25 384,641
1,000,000 National Rural Utilities Cooperative Finance Corp 3.450 06/15/25 961,980
200,000 National Rural Utilities Cooperative Finance Corp 3.250 11/01/25 190,214
1,000,000 National Rural Utilities Cooperative Finance Corp 1.000 06/15/26 885,515
1,500,000 National Rural Utilities Cooperative Finance Corp 4.800 03/15/28 1,482,927
1,000,000 National Rural Utilities Cooperative Finance Corp 5.050 09/15/28 996,601
200,000 National Rural Utilities Cooperative Finance Corp 3.900 11/01/28 188,503
300,000 National Rural Utilities Cooperative Finance Corp 3.700 03/15/29 276,931
1,000,000 National Rural Utilities Cooperative Finance Corp 2.400 03/15/30 844,058
1,000,000 National Rural Utilities Cooperative Finance Corp 1.350 03/15/31 763,122
1,000,000 National Rural Utilities Cooperative Finance Corp 1.650 06/15/31 776,548
400,000 National Rural Utilities Cooperative Finance Corp 4.150 12/15/32 370,752
1,500,000 National Rural Utilities Cooperative Finance Corp 5.800 01/15/33 1,568,414
375,000 i National Rural Utilities Cooperative Finance Corp LIBOR 3 M + 2.910% 8.209 04/30/43 363,600
200,000 National Rural Utilities Cooperative Finance Corp 5.250 04/20/46 187,000
200,000 National Rural Utilities Cooperative Finance Corp 4.400 11/01/48 170,724
550,000 National Rural Utilities Cooperative Finance Corp 4.300 03/15/49 464,501
500,000 National Rural Utilities Cooperative Finance Corp 7.125 09/15/53 500,933
1,000,000 Nomura Holdings, Inc 1.851 07/16/25 914,600
1,000,000 Nomura Holdings, Inc 1.653 07/14/26 879,696
1,000,000 Nomura Holdings, Inc 2.329 01/22/27 883,982
500,000 Nomura Holdings, Inc 5.386 07/06/27 490,378
1,000,000 Nomura Holdings, Inc 5.842 01/18/28 1,001,903
1,000,000 Nomura Holdings, Inc 2.172 07/14/28 843,626
1,000,000 Nomura Holdings, Inc 2.710 01/22/29 842,842
500,000 Nomura Holdings, Inc 5.605 07/06/29 493,151
1,500,000 Nomura Holdings, Inc 3.103 01/16/30 1,278,397
500,000 Nomura Holdings, Inc 2.679 07/16/30 409,102
1,500,000 Nomura Holdings, Inc 2.608 07/14/31 1,190,153
1,000,000 Nomura Holdings, Inc 2.999 01/22/32 810,263
1,000,000 e Nomura Holdings, Inc 6.181 01/18/33 1,031,792
625,000 Northern Trust Corp 3.950 10/30/25 602,226
725,000 Northern Trust Corp 4.000 05/10/27 698,446
500,000 Northern Trust Corp 3.650 08/03/28 473,944
500,000 Northern Trust Corp 3.150 05/03/29 453,206
700,000 Northern Trust Corp 1.950 05/01/30 575,490
100,000 Northern Trust Corp 3.375 05/08/32 88,699
500,000 Northern Trust Corp 6.125 11/02/32 518,372
1,500,000 Oaktree Specialty Lending Corp 2.700 01/15/27 1,294,093
1,250,000 Oesterreichische Kontrollbank AG. 0.500 09/16/24 1,178,696
1,500,000 Oesterreichische Kontrollbank AG. 1.500 02/12/25 1,414,119
2,000,000 Oesterreichische Kontrollbank AG. 0.375 09/17/25 1,814,780
600,000 Oesterreichische Kontrollbank AG. 4.125 01/20/26 590,660
2,500,000 Oesterreichische Kontrollbank AG. 0.500 02/02/26 2,243,828
2,000,000 Oesterreichische Kontrollbank AG. 4.250 03/01/28 1,993,481
500,000 ORIX Corp 3 .250 12/04/24 479,915
200,000 ORIX Corp 3.700 07/18/27 188,171
500,000 ORIX Corp 5.000 09/13/27 496,167
1,000,000 e ORIX Corp 2.250 03/09/31 820,450
1,000,000 ORIX Corp 4.000 04/13/32 923,633
500,000 e ORIX Corp 5.200 09/13/32 505,980
500,000 Owl Rock Capital Corp 4.000 03/30/25 468,762
500,000 Owl Rock Capital Corp 3.750 07/22/25 463,319
1,000,000 Owl Rock Capital Corp 4.250 01/15/26 925,105
750,000 Owl Rock Capital Corp 3.400 07/15/26 664,325
1,000,000 Owl Rock Capital Corp 2.875 06/11/28 814,812
1,000,000 OWL Rock Core Income Corp 5.500 03/21/25 962,278

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 OWL Rock Core Income Corp 4.700% 02/08/27 $ 907,422
750,000 g OWL Rock Core Income Corp 7.750 09/16/27 746,204
500,000 g OWL Rock Core Income Corp 7.950 06/13/28 500,981
1,000,000 PayPal Holdings, Inc 2.400 10/01/24 960,943
1,000,000 PayPal Holdings, Inc 1.650 06/01/25 935,802
1,000,000 PayPal Holdings, Inc 2.650 10/01/26 929,150
1,000,000 PayPal Holdings, Inc 3.900 06/01/27 966,971
1,000,000 PayPal Holdings, Inc 2.850 10/01/29 886,748
500,000 e PayPal Holdings, Inc 2.300 06/01/30 423,879
1,000,000 PayPal Holdings, Inc 3.250 06/01/50 725,022
750,000 e PayPal Holdings, Inc 5.050 06/01/52 734,333
750,000 PayPal Holdings, Inc 5.250 06/01/62 728,821
3,000,000 Private Export Funding Corp (PEFCO) 1.400 07/15/28 2,586,330
1,000,000 Prospect Capital Corp 3.364 11/15/26 834,954
1,000,000 Prospect Capital Corp 3.437 10/15/28 759,992
425,000 Raymond James Financial, Inc 4.950 07/15/46 383,290
1,000,000 Raymond James Financial, Inc 3.750 04/01/51 757,744
625,000 S&P Global, Inc 2.450 03/01/27 576,471
1,000,000 S&P Global, Inc 2.700 03/01/29 900,036
500,000 S&P Global, Inc 2.500 12/01/29 435,735
500,000 S&P Global, Inc 1.250 08/15/30 393,754
1,000,000 S&P Global, Inc 2.900 03/01/32 866,750
500,000 S&P Global, Inc 3.250 12/01/49 375,861
1,000,000 S&P Global, Inc 3.700 03/01/52 815,309
500,000 S&P Global, Inc 2.300 08/15/60 289,582
1,000,000 S&P Global, Inc 3.900 03/01/62 826,293
1,400,000 Shire Acquisitions Investments Ireland DAC 3.200 09/23/26 1,314,534
1,500,000 Sixth Street Specialty Lending, Inc 2.500 08/01/26 1,313,374
750,000 State Street Corp 3.300 12/16/24 723,783
375,000 State Street Corp 3.550 08/18/25 361,294
1,000,000 State Street Corp 2.354 11/01/25 954,434
500,000 State Street Corp 2.901 03/30/26 476,820
650,000 State Street Corp 2.650 05/19/26 609,120
1,000,000 State Street Corp 1.684 11/18/27 891,689
1,000,000 State Street Corp 2 .203 02/07/28 901,990
525,000 State Street Corp 5.820 11/04/28 537,737
300,000 State Street Corp 4.141 12/03/29 284,971
750,000 State Street Corp 2.400 01/24/30 647,075
1,375,000 State Street Corp 2.200 03/03/31 1,117,164
1,000,000 State Street Corp 2.623 02/07/33 829,630
200,000 State Street Corp 4.421 05/13/33 189,779
750,000 State Street Corp 4.164 08/04/33 694,360
1,000,000 State Street Corp 4.821 01/26/34 970,969
1,000,000 State Street Corp 5.159 05/18/34 994,016
500,000 State Street Corp 3.031 11/01/34 426,103
100,000 Stifel Financial Corp 4.250 07/18/24 97,889
500,000 Synchrony Financial 4.375 03/19/24 490,231
250,000 Synchrony Financial 4.250 08/15/24 241,033
600,000 Synchrony Financial 4.500 07/23/25 565,637
300,000 Synchrony Financial 3.700 08/04/26 269,181
900,000 Synchrony Financial 3.950 12/01/27 784,079
500,000 Synchrony Financial 5.150 03/19/29 453,642
2,000,000 Synchrony Financial 2.875 10/28/31 1,454,298
1,000,000 Toyota Motor Credit Corp 2.000 10/07/24 959,128
3,000,000 Toyota Motor Credit Corp 1.800 02/13/25 2,838,633
1,500,000 Toyota Motor Credit Corp 3.400 04/14/25 1,451,918
1,000,000 Toyota Motor Credit Corp 0.800 10/16/25 905,809
1,000,000 Toyota Motor Credit Corp 0.800 01/09/26 899,070
4,000,000 Toyota Motor Credit Corp 1.125 06/18/26 3,576,485
1,000,000 Toyota Motor Credit Corp 1.900 01/13/27 902,946
1,000,000 Toyota Motor Credit Corp 3.050 03/22/27 936,525

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,000,000 Toyota Motor Credit Corp 5.450% 11/10/27 $ 1,019,967
300,000 Toyota Motor Credit Corp 3.050 01/11/28 277,920
1,000,000 e Toyota Motor Credit Corp 4.625 01/12/28 991,224
400,000 Toyota Motor Credit Corp 3.650 01/08/29 375,839
2,000,000 Toyota Motor Credit Corp 4.450 06/29/29 1,961,181
650,000 Toyota Motor Credit Corp 2.150 02/13/30 556,070
225,000 Toyota Motor Credit Corp 3.375 04/01/30 206,943
1,000,000 Toyota Motor Credit Corp 4.550 05/17/30 975,532
1,000,000 Toyota Motor Credit Corp 1.650 01/10/31 802,296
1,000,000 Toyota Motor Credit Corp 1.900 09/12/31 804,418
1,000,000 Toyota Motor Credit Corp 2.400 01/13/32 837,271
1,000,000 Toyota Motor Credit Corp 4.700 01/12/33 989,993
1,300,000 UBS Group AG. 3.750 03/26/25 1,243,969
2,750,000 UBS Group AG. 4.550 04/17/26 2,643,206
1,750,000 UBS Group AG. 4.875 05/15/45 1,515,138
3,725,000 Visa, Inc 3.150 12/14/25 3,570,525
2,000,000 Visa, Inc 1.900 04/15/27 1,823,368
1,175,000 Visa, Inc 0.750 08/15/27 1,017,919
700,000 Visa, Inc 2.750 09/15/27 649,334
475,000 Visa, Inc 2.050 04/15/30 406,808
250,000 Visa, Inc 4.150 12/14/35 238,002
1,500,000 Visa, Inc 2.700 04/15/40 1,152,278
2,325,000 Visa, Inc 4.300 12/14/45 2,157,078
1,125,000 Visa, Inc 3.650 09/15/47 952,030
750,000 Visa, Inc 2.000 08/15/50 460,251
550,000 Voya Financial, Inc 3.650 06/15/26 518,761
200,000 Voya Financial, Inc 5.700 07/15/43 191,795
TOTAL FINANCIAL SERVICES 586,830,849
FOOD, BEVERAGE & TOBACCO - 1.1%
1,300,000 Altria Group, Inc 2.350 05/06/25 1,223,373
727,000 Altria Group, Inc 4.400 02/14/26 711,364
700,000 e Altria Group, Inc 2.625 09/16/26 647,963
800,000 Altria Group, Inc 3.400 05/06/30 705,942
2,175,000 Altria Group, Inc 2.450 02/04/32 1,696,182
800,000 Altria Group, Inc 5.800 02/14/39 783,060
1,500,000 Altria Group, Inc 3.400 02/04/41 1,046,948
925,000 Altria Group, Inc 4.250 08/09/42 721,517
300,000 Altria Group, Inc 4.500 05/02/43 238,575
775,000 Altria Group, Inc 5.375 01/31/44 728,673
900,000 Altria Group, Inc 3.875 09/16/46 630,796
3,375,000 Altria Group, Inc 5.950 02/14/49 3,204,054
1,000,000 Altria Group, Inc 4.450 05/06/50 735,249
1,000,000 Altria Group, Inc 3.700 02/04/51 669,646
1,000,000 Altria Group, Inc 4.000 02/04/61 689,317
14,500,000 Anheuser-Busch Cos LLC 3.650 02/01/26 14,044,219
3,150,000 Anheuser-Busch Cos LLC 4.700 02/01/36 3,063,736
7,375,000 Anheuser-Busch Cos LLC 4.900 02/01/46 7,048,957
1,125,000 Anheuser-Busch InBev Finance, Inc 4.625 02/01/44 1,032,108
625,000 e Anheuser-Busch InBev Worldwide, Inc 4.900 01/23/31 635,489
1,700,000 Anheuser-Busch InBev Worldwide, Inc 4.375 04/15/38 1,573,990
100,000 Anheuser-Busch InBev Worldwide, Inc 8.200 01/15/39 130,696
2,675,000 Anheuser-Busch InBev Worldwide, Inc 5.450 01/23/39 2,767,953
500,000 Anheuser-Busch InBev Worldwide, Inc 4.350 06/01/40 459,770
150,000 Anheuser-Busch InBev Worldwide, Inc 4.950 01/15/42 146,394
309,000 Anheuser-Busch InBev Worldwide, Inc 4.600 04/15/48 286,829
1,764,000 Anheuser-Busch InBev Worldwide, Inc 4.439 10/06/48 1,587,367
2,025,000 Anheuser-Busch InBev Worldwide, Inc 5.550 01/23/49 2,134,337
3,441,000 Anheuser-Busch InBev Worldwide, Inc 4.500 06/01/50 3,173,102
1,725,000 Anheuser-Busch InBev Worldwide, Inc 4.750 04/15/58 1,599,201
2,150,000 Anheuser-Busch InBev Worldwide, Inc 5.800 01/23/59 2,342,828

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 1,075,000 Archer-Daniels-Midland Co 2.500% 08/11/26 $ 1,007,008
1,500,000 Archer-Daniels-Midland Co 3.250 03/27/30 1,374,251
500,000 Archer-Daniels-Midland Co 2.900 03/01/32 434,824
325,000 Archer-Daniels-Midland Co 4.500 08/15/33 317,080
800,000 Archer-Daniels-Midland Co 4.500 03/15/49 742,134
1,000,000 Archer-Daniels-Midland Co 2.700 09/15/51 674,302
3,950,000 BAT Capital Corp 3.222 08/15/24 3,833,320
500,000 BAT Capital Corp 2.789 09/06/24 480,964
3,525,000 BAT Capital Corp 3.557 08/15/27 3,241,453
400,000 BAT Capital Corp 2.259 03/25/28 342,806
275,000 BAT Capital Corp 4.906 04/02/30 259,950
650,000 BAT Capital Corp 2.726 03/25/31 517,713
500,000 BAT Capital Corp 4.742 03/16/32 455,875
1,000,000 BAT Capital Corp 7.750 10/19/32 1,100,515
1,400,000 BAT Capital Corp 4.390 08/15/37 1,119,870
475,000 BAT Capital Corp 3.734 09/25/40 337,953
1,625,000 BAT Capital Corp 4.540 08/15/47 1,195,787
900,000 BAT Capital Corp 4.758 09/06/49 679,419
500,000 BAT Capital Corp 5.282 04/02/50 414,082
1,000,000 BAT Capital Corp 3.984 09/25/50 673,854
1,000,000 BAT Capital Corp 5.650 03/16/52 868,740
5,000,000 BAT International Finance plc 1.668 03/25/26 4,495,346
500,000 BAT International Finance plc 4.448 03/16/28 471,955
200,000 Brown-Forman Corp 3.500 04/15/25 193,800
225,000 Brown-Forman Corp 4.750 04/15/33 225,843
200,000 Brown-Forman Corp 4.000 04/15/38 176,403
200,000 Brown-Forman Corp 4.500 07/15/45 185,702
500,000 Bunge Ltd 1.630 08/17/25 460,028
125,000 Bunge Ltd 3.250 08/15/26 117,586
500,000 Bunge Ltd 3.750 09/25/27 472,004
1,500,000 Bunge Ltd 2.750 05/14/31 1,259,148
500,000 Campbell Soup Co 3.950 03/15/25 485,887
725,000 Campbell Soup Co 4.150 03/15/28 694,006
500,000 Campbell Soup Co 2.375 04/24/30 421,431
800,000 Campbell Soup Co 4.800 03/15/48 722,225
500,000 Campbell Soup Co 3.125 04/24/50 343,499
300,000 Coca-Cola Bottling Co Consolidated 3.800 11/25/25 291,139
1,000,000 Coca-Cola Co 3.375 03/25/27 964,063
1,000,000 Coca-Cola Co 1.450 06/01/27 893,672
1,000,000 Coca-Cola Co 1.500 03/05/28 878,190
2,000,000 Coca-Cola Co 1.000 03/15/28 1,718,381
600,000 Coca-Cola Co 2.125 09/06/29 526,031
300,000 Coca-Cola Co 3.450 03/25/30 283,051
800,000 Coca-Cola Co 1.650 06/01/30 666,473
1,500,000 Coca-Cola Co 2.000 03/05/31 1,260,285
2,000,000 Coca-Cola Co 1.375 03/15/31 1,602,039
2,000,000 e Coca-Cola Co 2.250 01/05/32 1,701,760
725,000 Coca-Cola Co 2.500 06/01/40 546,037
1,000,000 Coca-Cola Co 2.875 05/05/41 790,157
1,500,000 Coca-Cola Co 2.600 06/01/50 1,047,573
1,500,000 Coca-Cola Co 3.000 03/05/51 1,142,815
1,000,000 e Coca-Cola Co 2.750 06/01/60 688,484
678,000 Coca-Cola Femsa SAB de C.V. 2.750 01/22/30 596,025
1,000,000 ConAgra Brands, Inc 4.300 05/01/24 986,486
450,000 ConAgra Brands, Inc 4.600 11/01/25 439,860
500,000 ConAgra Brands, Inc 1.375 11/01/27 423,414
100,000 ConAgra Brands, Inc 7.000 10/01/28 106,685
1,575,000 ConAgra Brands, Inc 4.850 11/01/28 1,535,889
750,000 ConAgra Brands, Inc 5.300 11/01/38 720,650
750,000 ConAgra Brands, Inc 5.400 11/01/48 714,600
100,000 Constellation Brands, Inc 4.400 11/15/25 97,928

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 750,000 Constellation Brands, Inc 3.700% 12/06/26 $ 713,455
300,000 Constellation Brands, Inc 3.500 05/09/27 283,853
1,000,000 Constellation Brands, Inc 4.350 05/09/27 975,115
700,000 Constellation Brands, Inc 3.600 02/15/28 655,601
300,000 Constellation Brands, Inc 4.650 11/15/28 294,186
1,000,000 Constellation Brands, Inc 3.150 08/01/29 901,365
100,000 Constellation Brands, Inc 2.875 05/01/30 86,747
425,000 Constellation Brands, Inc 2.250 08/01/31 347,301
1,000,000 Constellation Brands, Inc 4.750 05/09/32 970,594
400,000 Constellation Brands, Inc 4.900 05/01/33 393,015
300,000 Constellation Brands, Inc 4.100 02/15/48 244,168
300,000 Constellation Brands, Inc 5.250 11/15/48 287,239
1,250,000 Constellation Brands, Inc 3.750 05/01/50 983,148
750,000 Diageo Capital plc 2.125 10/24/24 717,316
500,000 Diageo Capital plc 1.375 09/29/25 459,913
750,000 Diageo Capital plc 5.300 10/24/27 761,980
425,000 Diageo Capital plc 3.875 05/18/28 406,257
1,033,000 Diageo Capital plc 2.000 04/29/30 870,520
1,900,000 Diageo Capital plc 2.125 04/29/32 1,543,710
425,000 Diageo Capital plc 5.500 01/24/33 449,357
200,000 Diageo Capital plc 5.875 09/30/36 214,650
400,000 Diageo Capital plc 3.875 04/29/43 338,054
100,000 Flowers Foods, Inc 3.500 10/01/26 93,819
400,000 Flowers Foods, Inc 2.400 03/15/31 326,343
150,000 General Mills, Inc 4.000 04/17/25 146,179
800,000 General Mills, Inc 3.200 02/10/27 755,146
2,300,000 General Mills, Inc 4.200 04/17/28 2,232,225
100,000 General Mills, Inc 2.875 04/15/30 88,805
1,000,000 General Mills, Inc 2.250 10/14/31 820,173
175,000 General Mills, Inc 4.950 03/29/33 173,437
951,000 General Mills, Inc 3.000 02/01/51 671,588
300,000 Hershey Co 2.050 11/15/24 287,880
500,000 Hershey Co 0.900 06/01/25 460,393
750,000 Hershey Co 4.250 05/04/28 742,061
300,000 Hershey Co 2.450 11/15/29 263,162
500,000 Hershey Co 1.700 06/01/30 414,782
150,000 Hershey Co 4.500 05/04/33 148,959
300,000 Hershey Co 3.375 08/15/46 228,939
300,000 Hershey Co 3.125 11/15/49 220,895
100,000 Hershey Co 2.650 06/01/50 67,347
1,500,000 Hormel Foods Corp 1.700 06/03/28 1,302,183
1,500,000 Hormel Foods Corp 1.800 06/11/30 1,251,935
300,000 Ingredion, Inc 3.200 10/01/26 280,091
750,000 Ingredion, Inc 3.900 06/01/50 555,493
425,000 J M Smucker Co 2.125 03/15/32 340,741
550,000 J M Smucker Co 2.750 09/15/41 384,493
3,000,000 g JBS USA LUX S.A. 5.125 02/01/28 2,880,804
3,000,000 g JBS USA LUX S.A. 5.750 04/01/33 2,819,859
2,000,000 g JBS USA LUX S.A. 6.500 12/01/52 1,895,402
1,475,000 JM Smucker Co 3.500 03/15/25 1,425,184
200,000 JM Smucker Co 3.375 12/15/27 187,061
150,000 JM Smucker Co 2.375 03/15/30 127,623
300,000 JM Smucker Co 4.250 03/15/35 272,296
300,000 JM Smucker Co 4.375 03/15/45 259,825
400,000 JM Smucker Co 3.550 03/15/50 292,872
1,800,000 Kellogg Co 3.250 04/01/26 1,712,775
200,000 Kellogg Co 3.400 11/15/27 187,273
800,000 Kellogg Co 4.300 05/15/28 772,165
275,000 Kellogg Co 2.100 06/01/30 227,869
1,000,000 Kellogg Co 5.250 03/01/33 1,004,398
150,000 Kellogg Co 4.500 04/01/46 133,175

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 66,000 Keurig Dr Pepper, Inc 4.417% 05/25/25 $ 64,695
200,000 Keurig Dr Pepper, Inc 3.400 11/15/25 191,275
200,000 Keurig Dr Pepper, Inc 2.550 09/15/26 183,722
2,000,000 Keurig Dr Pepper, Inc 3.950 04/15/29 1,883,613
750,000 Keurig Dr Pepper, Inc 3.200 05/01/30 672,504
1,500,000 Keurig Dr Pepper, Inc 2.250 03/15/31 1,233,831
2,000,000 Keurig Dr Pepper, Inc 4.050 04/15/32 1,858,453
500,000 Keurig Dr Pepper, Inc 4.420 12/15/46 429,287
1,500,000 Keurig Dr Pepper, Inc 3.350 03/15/51 1,070,620
500,000 Keurig Dr Pepper, Inc 4.500 04/15/52 440,587
1,500,000 Kraft Heinz Foods Co 3.000 06/01/26 1,415,373
6,000,000 Kraft Heinz Foods Co 3.875 05/15/27 5,760,696
1,000,000 Kraft Heinz Foods Co 5.200 07/15/45 951,831
4,000,000 Kraft Heinz Foods Co 4.875 10/01/49 3,649,864
250,000 McCormick & Co, Inc 3.150 08/15/24 242,750
625,000 McCormick & Co, Inc 0.900 02/15/26 557,163
250,000 McCormick & Co, Inc 3.400 08/15/27 234,079
500,000 McCormick & Co, Inc 2.500 04/15/30 422,951
325,000 McCormick & Co, Inc 1.850 02/15/31 257,125
1,000,000 McCormick & Co, Inc 4.950 04/15/33 981,577
400,000 McCormick & Co, Inc 4.200 08/15/47 330,166
925,000 Mead Johnson Nutrition Co 4.125 11/15/25 902,223
350,000 Mead Johnson Nutrition Co 4.600 06/01/44 316,144
1,025,000 Molson Coors Brewing Co 3.000 07/15/26 957,449
525,000 Molson Coors Brewing Co 5.000 05/01/42 486,161
1,550,000 Molson Coors Brewing Co 4.200 07/15/46 1,283,476
1,000,000 Mondelez International, Inc 1.500 05/04/25 932,002
1,500,000 Mondelez International, Inc 2.625 03/17/27 1,384,711
356,000 Mondelez International, Inc 2.750 04/13/30 312,513
400,000 Mondelez International, Inc 1.500 02/04/31 314,161
725,000 e Mondelez International, Inc 1.875 10/15/32 566,235
1,200,000 Mondelez International, Inc 2.625 09/04/50 778,361
525,000 PepsiCo, Inc 2.750 04/30/25 502,874
425,000 PepsiCo, Inc 3.500 07/17/25 413,277
275,000 PepsiCo, Inc 2.850 02/24/26 261,977
1,300,000 PepsiCo, Inc 2.375 10/06/26 1,219,290
150,000 PepsiCo, Inc 2.625 03/19/27 139,751
2,000,000 PepsiCo, Inc 3.600 02/18/28 1,924,565
2,500,000 e PepsiCo, Inc 4.450 05/15/28 2,498,414
500,000 PepsiCo, Inc 2.750 03/19/30 449,687
2,275,000 PepsiCo, Inc 1.625 05/01/30 1,890,495
2,000,000 PepsiCo, Inc 1.400 02/25/31 1,609,488
2,000,000 PepsiCo, Inc 1.950 10/21/31 1,654,734
1,100,000 PepsiCo, Inc 3.900 07/18/32 1,057,535
3,000,000 e PepsiCo, Inc 4.450 02/15/33 3,024,114
575,000 PepsiCo, Inc 2.625 10/21/41 433,363
750,000 PepsiCo, Inc 2.875 10/15/49 563,248
1,000,000 PepsiCo, Inc 2 .750 10/21/51 717,425
1,000,000 PepsiCo, Inc 4.200 07/18/52 931,266
2,500,000 PepsiCo, Inc 4.650 02/15/53 2,518,046
600,000 Philip Morris International, Inc 3.250 11/10/24 582,719
500,000 Philip Morris International, Inc 1.500 05/01/25 467,624
500,000 Philip Morris International, Inc 3.375 08/11/25 481,619
700,000 Philip Morris International, Inc 2.750 02/25/26 657,978
1,000,000 Philip Morris International, Inc 0.875 05/01/26 891,943
1,500,000 Philip Morris International, Inc 5.125 11/17/27 1,504,590
2,500,000 Philip Morris International, Inc 4.875 02/15/28 2,461,802
1,500,000 Philip Morris International, Inc 3.125 03/02/28 1,379,684
1,450,000 Philip Morris International, Inc 3.375 08/15/29 1,310,177
1,500,000 Philip Morris International, Inc 5.625 11/17/29 1,528,400
2,000,000 Philip Morris International, Inc 5.125 02/15/30 1,977,486

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 450,000 Philip Morris International, Inc 2.100% 05/01/30 $ 372,348
1,000,000 Philip Morris International, Inc 1.750 11/01/30 790,009
1,500,000 Philip Morris International, Inc 5.750 11/17/32 1,536,113
2,500,000 Philip Morris International, Inc 5.375 02/15/33 2,494,492
400,000 Philip Morris International, Inc 6.375 05/16/38 436,778
225,000 Philip Morris International, Inc 4.375 11/15/41 192,274
200,000 Philip Morris International, Inc 4.500 03/20/42 172,391
275,000 Philip Morris International, Inc 3.875 08/21/42 217,442
300,000 Philip Morris International, Inc 4.125 03/04/43 244,914
200,000 Philip Morris International, Inc 4.875 11/15/43 178,782
2,000,000 Philip Morris International, Inc 4.250 11/10/44 1,663,860
2,000,000 Pilgrim's Pride Corp 6.250 07/01/33 1,937,184
550,000 Reynolds American, Inc 4.450 06/12/25 534,457
750,000 Reynolds American, Inc 5.700 08/15/35 704,877
65,000 Reynolds American, Inc 7.250 06/15/37 68,027
200,000 Reynolds American, Inc 6.150 09/15/43 192,397
1,775,000 Reynolds American, Inc 5.850 08/15/45 1,578,516
750,000 Tyson Foods, Inc 3.950 08/15/24 736,121
500,000 Tyson Foods, Inc 4.000 03/01/26 483,153
1,150,000 Tyson Foods, Inc 3.550 06/02/27 1,080,145
500,000 Tyson Foods, Inc 4.350 03/01/29 475,706
500,000 Tyson Foods, Inc 5.150 08/15/44 452,382
300,000 Tyson Foods, Inc 4.550 06/02/47 249,885
1,700,000 Tyson Foods, Inc 5.100 09/28/48 1,543,930
1,100,000 Unilever Capital Corp 2.600 05/05/24 1,073,826
500,000 Unilever Capital Corp 3.375 03/22/25 483,243
225,000 Unilever Capital Corp 2.000 07/28/26 207,629
800,000 Unilever Capital Corp 2.900 05/05/27 747,355
1,150,000 Unilever Capital Corp 3.500 03/22/28 1,098,951
430,000 Unilever Capital Corp 5.900 11/15/32 469,558
TOTAL FOOD, BEVERAGE & TOBACCO 235,767,193
HEALTH CARE EQUIPMENT & SERVICES - 1.4%
275,000 Abbott Laboratories 2.950 03/15/25 266,108
1,708,000 Abbott Laboratories 3.750 11/30/26 1,665,214
625,000 Abbott Laboratories 1.150 01/30/28 540,892
200,000 Abbott Laboratories 1.400 06/30/30 164,517
2,750,000 Abbott Laboratories 4.750 11/30/36 2,760,851
3,450,000 Abbott Laboratories 4.900 11/30/46 3,483,220
500,000 Adventist Health System 2.952 03/01/29 437,599
1,000,000 Adventist Health System 5.430 03/01/32 991,349
500,000 Adventist Health System 3.630 03/01/49 372,053
200,000 Advocate Health & Hospitals Corp 3.829 08/15/28 191,121
750,000 Advocate Health & Hospitals Corp 2.211 06/15/30 628,612
100,000 Advocate Health & Hospitals Corp 4.272 08/15/48 88,109
600,000 Advocate Health & Hospitals Corp 3.387 10/15/49 448,049
500,000 Advocate Health & Hospitals Corp 3.008 06/15/50 342,146
1,500,000 AHS Hospital Corp 2.780 07/01/51 985,399
200,000 Allina Health System 3.887 04/15/49 161,566
520,000 Allina Health System 2.902 11/15/51 338,671
400,000 AmerisourceBergen Corp 3.400 05/15/24 389,624
700,000 AmerisourceBergen Corp 3.250 03/01/25 671,666
200,000 AmerisourceBergen Corp 3.450 12/15/27 187,246
1,000,000 AmerisourceBergen Corp 2.800 05/15/30 867,819
1,000,000 AmerisourceBergen Corp 2.700 03/15/31 850,329
700,000 AmerisourceBergen Corp 4.300 12/15/47 597,422
1,625,000 Anthem, Inc 3.350 12/01/24 1,571,176
1,500,000 Anthem, Inc 2.375 01/15/25 1,425,856
1,000,000 Anthem, Inc 1.500 03/15/26 904,226
850,000 Anthem, Inc 3.650 12/01/27 802,498
1,225,000 Anthem, Inc 4.101 03/01/28 1,175,829

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 500,000 Anthem, Inc 2.875% 09/15/29 $ 440,603
1,500,000 Anthem, Inc 2.250 05/15/30 1,256,504
1,000,000 Anthem, Inc 2.550 03/15/31 840,217
1,150,000 Anthem, Inc 4.625 05/15/42 1,033,517
125,000 Anthem, Inc 4.650 01/15/43 114,199
500,000 Anthem, Inc 5.100 01/15/44 474,008
425,000 Anthem, Inc 4.650 08/15/44 381,620
625,000 Anthem, Inc 4.375 12/01/47 544,750
1,800,000 Anthem, Inc 4.550 03/01/48 1,579,790
500,000 Anthem, Inc 3.700 09/15/49 387,541
650,000 Anthem, Inc 3.125 05/15/50 453,213
425,000 Anthem, Inc 3.600 03/15/51 324,977
1,000,000 Ascension Health 2.532 11/15/29 859,981
1,000,000 Ascension Health 3.106 11/15/39 781,848
875,000 Ascension Health 3.945 11/15/46 734,013
200,000 Ascension Health 4.847 11/15/53 194,920
500,000 Banner Health 2.338 01/01/30 425,431
750,000 Banner Health 1.897 01/01/31 605,736
750,000 Banner Health 2.913 01/01/51 503,164
1,000,000 Baptist Health South Florida Obligated Group 3.115 11/15/71 597,192
1,000,000 Baptist Healthcare System Obligated Group 3.540 08/15/50 740,102
475,000 Baxter International, Inc 2.600 08/15/26 436,204
2,000,000 Baxter International, Inc 1.915 02/01/27 1,776,428
1,350,000 Baxter International, Inc 2.272 12/01/28 1,157,133
2,000,000 Baxter International, Inc 1.730 04/01/31 1,542,943
1,150,000 Baxter International, Inc 2.539 02/01/32 931,526
300,000 Baxter International, Inc 3.500 08/15/46 207,815
1,000,000 Baxter International, Inc 3.132 12/01/51 659,595
1,500,000 Baylor Scott & White Holdings 1.777 11/15/30 1,192,857
290,000 Baylor Scott & White Holdings 4.185 11/15/45 250,803
200,000 Baylor Scott & White Holdings 3.967 11/15/46 166,232
1,000,000 Baylor Scott & White Holdings 2.839 11/15/50 670,718
635,000 Becton Dickinson & Co 3.363 06/06/24 621,171
165,000 Becton Dickinson & Co 3.734 12/15/24 160,183
1,277,000 Becton Dickinson & Co 3.700 06/06/27 1,214,140
675,000 Becton Dickinson & Co 2.823 05/20/30 590,351
343,000 Becton Dickinson & Co 4.685 12/15/44 310,958
1,000,000 Becton Dickinson & Co 4.669 06/06/47 918,892
447,000 Becton Dickinson & Co 3.794 05/20/50 353,149
1,000,000 Becton Dickinson and Co 4 .693 02/13/28 986,422
1,500,000 Becton Dickinson and Co 1.957 02/11/31 1,215,279
1,000,000 Becton Dickinson and Co 4.298 08/22/32 948,561
235,000 Beth Israel Lahey Health, Inc 3.080 07/01/51 151,408
200,000 Bio-Rad Laboratories, Inc 3.300 03/15/27 186,067
525,000 Bio-Rad Laboratories, Inc 3.700 03/15/32 461,089
500,000 Bon Secours Mercy Health, Inc 3.464 06/01/30 448,925
500,000 Bon Secours Mercy Health, Inc 2.095 06/01/31 398,948
500,000 Bon Secours Mercy Health, Inc 3.205 06/01/50 348,689
2,500,000 Boston Scientific Corp 2.650 06/01/30 2,178,175
343,000 Boston Scientific Corp 4.550 03/01/39 318,990
256,000 Boston Scientific Corp 4.700 03/01/49 239,783
650,000 Cardinal Health, Inc 3.079 06/15/24 632,982
100,000 Cardinal Health, Inc 3.500 11/15/24 96,720
200,000 Cardinal Health, Inc 3.750 09/15/25 192,638
1,475,000 Cardinal Health, Inc 3.410 06/15/27 1,390,266
100,000 Cardinal Health, Inc 4.600 03/15/43 83,879
200,000 Cardinal Health, Inc 4.500 11/15/44 163,137
200,000 Cardinal Health, Inc 4.900 09/15/45 175,362
500,000 Cardinal Health, Inc 4.368 06/15/47 412,676
2,000,000 Centene Corp 2.450 07/15/28 1,709,512
2,000,000 Centene Corp 3.000 10/15/30 1,666,594

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 2,000,000 Centene Corp 2.500% 03/01/31 $ 1,594,940
2,000,000 e Centene Corp 2.625 08/01/31 1,593,760
100,000 Children's Hospital Corp 4.115 01/01/47 86,571
1,000,000 Children's Hospital Corp 2.585 02/01/50 640,744
1,000,000 Children's Hospital of Philadelphia 2 .704 07/01/50 653,655
200,000 CHRISTUS Health 4.341 07/01/28 189,537
300,000 Cigna Corp 3.500 06/15/24 293,885
900,000 Cigna Corp 3.250 04/15/25 861,848
2,000,000 Cigna Corp 4.125 11/15/25 1,947,002
150,000 Cigna Corp 4.500 02/25/26 146,736
1,000,000 Cigna Corp 1.250 03/15/26 898,067
4,475,000 Cigna Corp 3.400 03/01/27 4,215,591
300,000 Cigna Corp 3.050 10/15/27 276,621
2,000,000 Cigna Corp 4.375 10/15/28 1,933,904
250,000 Cigna Corp 2.400 03/15/30 212,406
550,000 Cigna Corp 2.375 03/15/31 461,110
1,700,000 Cigna Corp 4.800 08/15/38 1,604,822
225,000 Cigna Corp 3.200 03/15/40 172,964
93,000 Cigna Corp 6.125 11/15/41 99,004
975,000 Cigna Corp 4.800 07/15/46 894,465
1,150,000 Cigna Corp 3.875 10/15/47 907,296
2,450,000 Cigna Corp 4.900 12/15/48 2,280,137
750,000 Cigna Corp 3.400 03/15/50 548,072
1,100,000 Cigna Corp 3.400 03/15/51 801,831
600,000 City of Hope 4.378 08/15/48 508,665
750,000 Community Health Network, Inc 3.099 05/01/50 485,613
900,000 CVS Health Corp 3.375 08/12/24 877,154
250,000 CVS Health Corp 2.625 08/15/24 241,780
1,969,000 CVS Health Corp 3.875 07/20/25 1,913,656
2,550,000 CVS Health Corp 2.875 06/01/26 2,396,702
1,250,000 CVS Health Corp 3.000 08/15/26 1,171,782
9,500,000 CVS Health Corp 1.300 08/21/27 8,175,568
1,000,000 CVS Health Corp 5.000 01/30/29 990,362
275,000 CVS Health Corp 3.250 08/15/29 246,957
2,000,000 CVS Health Corp 5.125 02/21/30 1,986,191
1,825,000 CVS Health Corp 1.750 08/21/30 1,456,229
1,000,000 CVS Health Corp 5.250 01/30/31 996,862
1,525,000 CVS Health Corp 1.875 02/28/31 1,211,234
1,000,000 CVS Health Corp 2.125 09/15/31 803,020
2,000,000 CVS Health Corp 5.250 02/21/33 1,992,232
850,000 CVS Health Corp 5.300 06/01/33 848,680
4,100,000 CVS Health Corp 4.780 03/25/38 3,783,773
850,000 CVS Health Corp 2.700 08/21/40 593,328
400,000 CVS Health Corp 5.300 12/05/43 382,588
1,800,000 CVS Health Corp 5.125 07/20/45 1,665,237
8,525,000 CVS Health Corp 5.050 03/25/48 7,857,857
2,000,000 CVS Health Corp 5.625 02/21/53 1,988,261
1,500,000 CVS Health Corp 5.875 06/01/53 1,538,178
1,500,000 CVS Health Corp 6.000 06/01/63 1,543,537
100,000 Dartmouth-Hitchcock Health 4.178 08/01/48 79,884
1,000,000 DENTSPLY SIRONA, Inc 3.250 06/01/30 865,190
200,000 Dignity Health 5.267 11/01/64 187,726
400,000 Duke University Health System, Inc 3.920 06/01/47 334,178
400,000 Edwards Lifesciences Corp 4.300 06/15/28 386,614
225,000 Elevance Health, Inc 3.500 08/15/24 219,206
50,000 Elevance Health, Inc 4.100 05/15/32 46,592
500,000 Elevance Health, Inc 5.500 10/15/32 514,006
1,000,000 Elevance Health, Inc 4 .750 02/15/33 971,255
600,000 Elevance Health, Inc 4.550 05/15/52 535,921
1,750,000 Elevance Health, Inc 6.100 10/15/52 1,917,082
450,000 Elevance Health, Inc 5.125 02/15/53 436,378

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 3,000,000 GE HealthCare Technologies, Inc 5.650% 11/15/27 $ 3,036,756
1,000,000 GE HealthCare Technologies, Inc 5.857 03/15/30 1,026,332
1,500,000 GE HealthCare Technologies, Inc 5.905 11/22/32 1,569,266
1,500,000 GE HealthCare Technologies, Inc 6.377 11/22/52 1,668,819
750,000 Hackensack Meridian Health, Inc 2.675 09/01/41 534,244
200,000 Hackensack Meridian Health, Inc 4.211 07/01/48 173,338
750,000 Hackensack Meridian Health, Inc 2.875 09/01/50 503,343
200,000 Hackensack Meridian Health, Inc 4.500 07/01/57 178,537
685,000 Hartford HealthCare Corp 3.447 07/01/54 480,635
2,000,000 HCA, Inc 4.500 02/15/27 1,929,337
2,000,000 g HCA, Inc 3.125 03/15/27 1,836,676
3,000,000 HCA, Inc 5.200 06/01/28 2,975,602
2,500,000 HCA, Inc 5.625 09/01/28 2,501,911
1,000,000 g HCA, Inc 3.375 03/15/29 889,153
1,500,000 HCA, Inc 4.125 06/15/29 1,388,083
2,000,000 HCA, Inc 3.500 09/01/30 1,753,099
2,000,000 HCA, Inc 2.375 07/15/31 1,599,474
2,000,000 g HCA, Inc 3.625 03/15/32 1,736,017
2,000,000 HCA, Inc 5.500 06/01/33 1,996,603
225,000 HCA, Inc 5.125 06/15/39 208,728
125,000 g HCA, Inc 4.375 03/15/42 103,263
875,000 HCA, Inc 5.500 06/15/47 824,154
2,500,000 HCA, Inc 5.250 06/15/49 2,255,826
1,000,000 HCA, Inc 3.500 07/15/51 691,843
1,700,000 g HCA, Inc 4.625 03/15/52 1,396,970
500,000 HCA, Inc 5.900 06/01/53 495,324
1,000,000 Hoag Memorial Hospital Presbyterian 3.803 07/15/52 807,978
300,000 Humana, Inc 3.850 10/01/24 292,977
2,500,000 Humana, Inc 1.350 02/03/27 2,175,188
600,000 Humana, Inc 3.950 03/15/27 573,359
500,000 Humana, Inc 5.750 03/01/28 508,746
500,000 Humana, Inc 3.700 03/23/29 457,938
175,000 Humana, Inc 3.125 08/15/29 154,477
325,000 Humana, Inc 2.150 02/03/32 256,022
500,000 Humana, Inc 5.875 03/01/33 519,601
200,000 Humana, Inc 4.625 12/01/42 176,290
300,000 Humana, Inc 4.950 10/01/44 274,475
600,000 Humana, Inc 4.800 03/15/47 542,729
500,000 Humana, Inc 3.950 08/15/49 401,012
1,500,000 Humana, Inc 5.500 03/15/53 1,493,899
200,000 Indiana University Health, Inc Obligated Group 3 .970 11/01/48 168,479
1,500,000 Indiana University Health, Inc Obligated Group 2.852 11/01/51 1,006,137
1,000,000 Inova Health System Foundation 4.068 05/15/52 854,230
760,000 Integris Baptist Medical Center, Inc 3 .875 08/15/50 573,049
350,000 Johns Hopkins Health System Corp 3.837 05/15/46 287,944
500,000 Kaiser Foundation Hospitals 3.150 05/01/27 470,168
1,400,000 Kaiser Foundation Hospitals 2.810 06/01/41 1,028,412
100,000 Kaiser Foundation Hospitals 4.875 04/01/42 96,604
1,265,000 Kaiser Foundation Hospitals 4.150 05/01/47 1,104,728
1,000,000 Kaiser Foundation Hospitals 3.266 11/01/49 738,325
1,000,000 Kaiser Foundation Hospitals 3.002 06/01/51 700,047
755,000 Koninklijke Philips NV 5.000 03/15/42 692,620
200,000 Laboratory Corp of America Holdings 3.250 09/01/24 193,653
500,000 Laboratory Corp of America Holdings 2.300 12/01/24 474,780
100,000 Laboratory Corp of America Holdings 3.600 02/01/25 96,616
1,000,000 Laboratory Corp of America Holdings 1.550 06/01/26 893,217
300,000 Laboratory Corp of America Holdings 3.600 09/01/27 283,569
500,000 Laboratory Corp of America Holdings 2.950 12/01/29 438,141
1,000,000 Laboratory Corp of America Holdings 2.700 06/01/31 843,541
800,000 Laboratory Corp of America Holdings 4.700 02/01/45 692,874
200,000 Mayo Clinic 4.000 11/15/47 169,365

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 200,000 Mayo Clinic 4.128% 11/15/52 $ 171,981
2,500,000 Mayo Clinic 3.196 11/15/61 1,692,733
1,000,000 McKesson Corp 0.900 12/03/25 896,139
500,000 McKesson Corp 1.300 08/15/26 444,068
1,000,000 McKesson Corp 4.900 07/15/28 993,418
350,000 McKesson Corp 5.100 07/15/33 351,240
200,000 McLaren Health Care Corp 4.386 05/15/48 176,752
2,777,000 Medtronic, Inc 4.375 03/15/35 2,668,129
1,074,000 Medtronic, Inc 4.625 03/15/45 1,044,958
500,000 Memorial Health Services 3.447 11/01/49 366,741
1,000,000 Memorial Sloan-Kettering Cancer Center 2.955 01/01/50 693,721
200,000 Memorial Sloan-Kettering Cancer Center 4.125 07/01/52 169,919
500,000 Memorial Sloan-Kettering Cancer Center 4.200 07/01/55 424,767
200,000 Mercy Health 4.302 07/01/28 190,685
1,000,000 Methodist Hospital 2.705 12/01/50 648,430
500,000 Montefiore Obligated Group 5.246 11/01/48 377,252
750,000 Montefiore Obligated Group 4.287 09/01/50 467,822
1,000,000 Mount Nittany Medical Center Obligated Group 3 .799 11/15/52 767,279
100,000 Mount Sinai Hospitals Group, Inc 3.981 07/01/48 79,712
600,000 Mount Sinai Hospitals Group, Inc 3.737 07/01/49 462,022
895,000 Mount Sinai Hospitals Group, Inc 3.391 07/01/50 608,330
1,000,000 MultiCare Health System 2.803 08/15/50 607,048
1,000,000 Nationwide Children's Hospital, Inc 4.556 11/01/52 924,743
1,000,000 New York and Presbyterian Hospital 2.256 08/01/40 672,507
300,000 New York and Presbyterian Hospital 4.024 08/01/45 254,124
150,000 New York and Presbyterian Hospital 4.063 08/01/56 126,482
1,000,000 New York and Presbyterian Hospital 2.606 08/01/60 581,630
500,000 New York and Presbyterian Hospital 3.954 08/01/19 361,804
140,000 Northwell Healthcare, Inc 3.979 11/01/46 109,410
675,000 Northwell Healthcare, Inc 4.260 11/01/47 553,957
500,000 Northwell Healthcare, Inc 3.809 11/01/49 374,990
1,000,000 NY Society for Relief of Ruptured & Crippled
Maintaining Hosp Special Surgery
2.667 10/01/50 621,396
350,000 NYU Hospitals Center 5.750 07/01/43 363,937
250,000 NYU Hospitals Center 4.368 07/01/47 220,233
915,000 NYU Langone Hospitals 3.380 07/01/55 652,640
1,000,000 OhioHealth Corp 2.297 11/15/31 816,208
750,000 OhioHealth Corp 3.042 11/15/50 538,390
100,000 Orlando Health Obligated Group 4 .089 10/01/48 82,156
1,000,000 Orlando Health Obligated Group 3.327 10/01/50 747,029
750,000 PeaceHealth Obligated Group 1.375 11/15/25 675,794
200,000 PeaceHealth Obligated Group 4.787 11/15/48 179,593
750,000 PeaceHealth Obligated Group 3.218 11/15/50 505,856
500,000 Piedmont Healthcare, Inc 2.044 01/01/32 394,123
500,000 Piedmont Healthcare, Inc 2.719 01/01/42 345,923
1,000,000 Piedmont Healthcare, Inc 2.864 01/01/52 644,682
200,000 Providence St. Joseph Health Obligated Group 2.746 10/01/26 182,681
570,000 Providence St. Joseph Health Obligated Group 2.532 10/01/29 479,878
945,000 Providence St. Joseph Health Obligated Group 5.403 10/01/33 932,614
100,000 Providence St. Joseph Health Obligated Group 3.744 10/01/47 75,127
350,000 Providence St. Joseph Health Obligated Group 3.930 10/01/48 275,972
1,000,000 Providence St. Joseph Health Obligated Group 2.700 10/01/51 598,928
785,000 Queen's Health Systems 4.810 07/01/52 746,718
125,000 Quest Diagnostics, Inc 3.500 03/30/25 120,505
225,000 Quest Diagnostics, Inc 3.450 06/01/26 214,343
500,000 Quest Diagnostics, Inc 4.200 06/30/29 482,731
750,000 Quest Diagnostics, Inc 2.950 06/30/30 659,489
500,000 Quest Diagnostics, Inc 2.800 06/30/31 430,381
300,000 Quest Diagnostics, Inc 4.700 03/30/45 263,496
1,500,000 Rady Children's Hospital-San Diego 3.154 08/15/51 1,062,823
390,000 Rush Obligated Group 3.922 11/15/29 359,373
200,000 RWJ Barnabas Health, Inc 3.949 07/01/46 164,688

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 1,000,000 Sharp HealthCare 2.680% 08/01/50 $ 645,183
1,000,000 Smith & Nephew plc 2.032 10/14/30 809,053
400,000 SSM Health Care Corp 3.823 06/01/27 373,238
500,000 SSM Health Care Corp 4.894 06/01/28 490,577
1,620,000 Stanford Health Care 3.027 08/15/51 1,125,582
475,000 Stryker Corp 1.150 06/15/25 437,073
200,000 Stryker Corp 3.375 11/01/25 191,380
1,600,000 Stryker Corp 3.500 03/15/26 1,534,867
500,000 Stryker Corp 3.650 03/07/28 475,432
600,000 Stryker Corp 1.950 06/15/30 501,018
200,000 Stryker Corp 4.100 04/01/43 170,908
200,000 Stryker Corp 4.375 05/15/44 174,952
550,000 Stryker Corp 4.625 03/15/46 511,253
575,000 Stryker Corp 2.900 06/15/50 397,598
1,500,000 Summa Health 3.511 11/15/51 1,064,587
200,000 Sutter Health 3.695 08/15/28 185,787
1,000,000 Sutter Health 2.294 08/15/30 826,666
750,000 Sutter Health 5.164 08/15/33 748,231
500,000 Sutter Health 3.161 08/15/40 377,406
200,000 Sutter Health 4.091 08/15/48 165,321
500,000 Sutter Health 3.361 08/15/50 358,843
135,000 Sutter Health 5.547 08/15/53 139,414
1,000,000 Texas Health Resources 2.328 11/15/50 585,229
100,000 Texas Health Resources 4.330 11/15/55 87,661
2,000,000 Trinity Health Corp 2.632 12/01/40 1,420,864
300,000 Trinity Health Corp 4.125 12/01/45 257,753
185,000 Trinity Health Corp 3.434 12/01/48 140,891
1,000,000 UMass Memorial Health Care Obligated Group 5.363 07/01/52 985,188
500,000 UnitedHealth Group, Inc 3.700 12/15/25 482,591
1,000,000 UnitedHealth Group, Inc 1.250 01/15/26 913,575
3,000,000 UnitedHealth Group, Inc 1.150 05/15/26 2,712,914
200,000 UnitedHealth Group, Inc 3.450 01/15/27 191,607
1,500,000 UnitedHealth Group, Inc 3.700 05/15/27 1,445,978
1,700,000 UnitedHealth Group, Inc 2.950 10/15/27 1,577,469
2,000,000 UnitedHealth Group, Inc 5.250 02/15/28 2,039,051
2,375,000 UnitedHealth Group, Inc 3.850 06/15/28 2,276,580
500,000 UnitedHealth Group, Inc 3.875 12/15/28 478,995
1,500,000 UnitedHealth Group, Inc 4.250 01/15/29 1,457,319
1,500,000 UnitedHealth Group, Inc 4.000 05/15/29 1,433,483
1,000,000 UnitedHealth Group, Inc 2.875 08/15/29 898,641
1,000,000 UnitedHealth Group, Inc 5.300 02/15/30 1,024,506
2,200,000 UnitedHealth Group, Inc 2.000 05/15/30 1,851,387
1,750,000 UnitedHealth Group, Inc 2.300 05/15/31 1,479,716
800,000 UnitedHealth Group, Inc 4.200 05/15/32 763,729
1,500,000 UnitedHealth Group, Inc 5.350 02/15/33 1,558,658
1,500,000 UnitedHealth Group, Inc 4.500 04/15/33 1,461,004
150,000 UnitedHealth Group, Inc 5.800 03/15/36 160,347
365,000 UnitedHealth Group, Inc 6.625 11/15/37 415,841
200,000 UnitedHealth Group, Inc 6.875 02/15/38 238,046
275,000 UnitedHealth Group, Inc 3.500 08/15/39 230,650
1,000,000 UnitedHealth Group, Inc 2.750 05/15/40 742,872
3,000,000 UnitedHealth Group, Inc 3.050 05/15/41 2,318,956
300,000 UnitedHealth Group, Inc 4.375 03/15/42 271,661
350,000 UnitedHealth Group, Inc 3.950 10/15/42 300,301
375,000 UnitedHealth Group, Inc 4.250 03/15/43 341,136
800,000 UnitedHealth Group, Inc 4.200 01/15/47 704,248
300,000 UnitedHealth Group, Inc 4.250 04/15/47 264,430
500,000 UnitedHealth Group, Inc 3.750 10/15/47 411,513
1,700,000 UnitedHealth Group, Inc 4.250 06/15/48 1,498,419
1,000,000 UnitedHealth Group, Inc 3.700 08/15/49 803,216
4,000,000 UnitedHealth Group, Inc 2.900 05/15/50 2,787,942

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 3,000,000 UnitedHealth Group, Inc 3.250% 05/15/51 $ 2,237,718
450,000 UnitedHealth Group, Inc 4.750 05/15/52 426,893
1,500,000 UnitedHealth Group, Inc 5.875 02/15/53 1,666,093
1,500,000 UnitedHealth Group, Inc 5.050 04/15/53 1,490,921
1,250,000 UnitedHealth Group, Inc 3.875 08/15/59 1,016,048
1,000,000 UnitedHealth Group, Inc 3.125 05/15/60 696,870
500,000 UnitedHealth Group, Inc 4.950 05/15/62 480,684
1,000,000 UnitedHealth Group, Inc 6.050 02/15/63 1,130,775
1,500,000 UnitedHealth Group, Inc 5.200 04/15/63 1,500,555
1,000,000 Universal Health Services, Inc 1.650 09/01/26 874,175
1,000,000 Universal Health Services, Inc 2.650 01/15/32 788,258
500,000 UPMC 5.035 05/15/33 488,102
500,000 UPMC 5.377 05/15/43 490,225
370,000 WakeMed 3.286 10/01/52 259,468
200,000 West Virginia United Health System Obligated Group 3.129 06/01/50 133,615
500,000 Willis-Knighton Medical Center 3.065 03/01/51 315,686
600,000 Zimmer Biomet Holdings, Inc 1.450 11/22/24 564,987
225,000 Zimmer Biomet Holdings, Inc 3.050 01/15/26 212,533
1,500,000 Zimmer Biomet Holdings, Inc 2.600 11/24/31 1,244,437
TOTAL HEALTH CARE EQUIPMENT & SERVICES 292,645,941
HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
500,000 Church & Dwight Co, Inc 3.150 08/01/27 471,088
250,000 Church & Dwight Co, Inc 2.300 12/15/31 206,184
500,000 Church & Dwight Co, Inc 5.600 11/15/32 528,415
100,000 Church & Dwight Co, Inc 3.950 08/01/47 82,344
725,000 Church & Dwight Co, Inc 5.000 06/15/52 716,785
300,000 Clorox Co 3.100 10/01/27 277,778
500,000 Clorox Co 3.900 05/15/28 476,972
750,000 Clorox Co 4.400 05/01/29 729,045
1,000,000 Clorox Co 1.800 05/15/30 817,898
375,000 Clorox Co 4.600 05/01/32 366,295
300,000 Colgate-Palmolive Co 3.250 03/15/24 296,956
1,000,000 Colgate-Palmolive Co 3.100 08/15/27 951,748
1,000,000 Colgate-Palmolive Co 4.600 03/01/28 1,005,039
60,000 Colgate-Palmolive Co 6.450 06/16/28 63,531
225,000 Colgate-Palmolive Co 3.250 08/15/32 206,634
1,000,000 e Colgate-Palmolive Co 4.600 03/01/33 1,015,862
300,000 Colgate-Palmolive Co 4.000 08/15/45 270,597
550,000 Colgate-Palmolive Co 3.700 08/01/47 478,617
125,000 Estee Lauder Cos, Inc 2.000 12/01/24 119,219
450,000 Estee Lauder Cos, Inc 3.150 03/15/27 427,993
200,000 Estee Lauder Cos, Inc 2.375 12/01/29 172,921
100,000 Estee Lauder Cos, Inc 2.600 04/15/30 87,482
1,500,000 Estee Lauder Cos, Inc 1.950 03/15/31 1,231,639
750,000 Estee Lauder Cos, Inc 4.650 05/15/33 737,388
100,000 Estee Lauder Cos, Inc 6.000 05/15/37 109,437
300,000 Estee Lauder Cos, Inc 4.375 06/15/45 265,540
375,000 Estee Lauder Cos, Inc 4.150 03/15/47 327,691
700,000 Estee Lauder Cos, Inc 3.125 12/01/49 510,778
750,000 Estee Lauder Cos, Inc 5.150 05/15/53 763,827
1,000,000 GSK Consumer Healthcare Capital UK plc 3.125 03/24/25 955,452
2,500,000 g Kenvue, Inc 5.050 03/22/28 2,519,825
1,000,000 g Kenvue, Inc 5.000 03/22/30 1,009,687
1,750,000 g Kenvue, Inc 4.900 03/22/33 1,770,676
1,250,000 g Kenvue, Inc 5.100 03/22/43 1,270,125
1,750,000 g Kenvue, Inc 5.050 03/22/53 1,786,117
1,000,000 g Kenvue, Inc 5.200 03/22/63 1,023,790
950,000 Kimberly-Clark Corp 3.050 08/15/25 912,882
200,000 Kimberly-Clark Corp 1.050 09/15/27 172,621
412,000 Kimberly-Clark Corp 3.950 11/01/28 399,963

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
$ 1,500,000 Kimberly-Clark Corp 3.200% 04/25/29 $ 1,390,572
1,500,000 Kimberly-Clark Corp 2.000 11/02/31 1,234,901
500,000 Kimberly-Clark Corp 4.500 02/16/33 498,815
200,000 Kimberly-Clark Corp 6.625 08/01/37 234,893
725,000 Kimberly-Clark Corp 3.200 07/30/46 543,210
200,000 Kimberly-Clark Corp 3.900 05/04/47 170,988
300,000 e Kimberly-Clark Corp 2.875 02/07/50 216,166
2,000,000 Procter & Gamble Co 0.550 10/29/25 1,812,268
750,000 Procter & Gamble Co 2.700 02/02/26 717,945
2,000,000 Procter & Gamble Co 1.000 04/23/26 1,810,082
1,750,000 Procter & Gamble Co 2.450 11/03/26 1,636,659
1,500,000 Procter & Gamble Co 3.950 01/26/28 1,473,192
2,000,000 Procter & Gamble Co 3.000 03/25/30 1,850,537
1,150,000 Procter & Gamble Co 1.200 10/29/30 927,217
1,500,000 Procter & Gamble Co 1.950 04/23/31 1,273,934
1,500,000 e Procter & Gamble Co 4.050 01/26/33 1,481,082
1,000,000 Unilever Capital Corp 0.626 08/12/24 947,035
450,000 Unilever Capital Corp 3.100 07/30/25 431,369
1,000,000 Unilever Capital Corp 2.125 09/06/29 862,765
175,000 Unilever Capital Corp 1.375 09/14/30 140,225
200,000 Unilever Capital Corp 1.750 08/12/31 161,439
500,000 Unilever Capital Corp 2.625 08/12/51 341,769
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 45,693,904
INSURANCE - 0.8%
700,000 ACE INA Holdings, Inc 3.150 03/15/25 675,680
2,325,000 ACE INA Holdings, Inc 3.350 05/03/26 2,233,736
150,000 ACE INA Holdings, Inc 4.150 03/13/43 128,651
1,600,000 ACE INA Holdings, Inc 4.350 11/03/45 1,448,031
500,000 Aegon NV 5.500 04/11/48 474,975
325,000 Aetna, Inc 3.500 11/15/24 314,834
440,000 Aetna, Inc 6.625 06/15/36 483,438
350,000 Aetna, Inc 4.500 05/15/42 300,269
500,000 Aetna, Inc 4.125 11/15/42 410,456
1,050,000 Aetna, Inc 3.875 08/15/47 818,378
2,000,000 Aflac, Inc 1.125 03/15/26 1,789,979
200,000 Aflac, Inc 2.875 10/15/26 184,675
375,000 Aflac, Inc 3.600 04/01/30 344,027
200,000 Aflac, Inc 4.000 10/15/46 159,262
500,000 Aflac, Inc 4.750 01/15/49 465,537
1,000,000 Alleghany Corp 3.625 05/15/30 928,278
200,000 Alleghany Corp 4 .900 09/15/44 186,063
1,000,000 Alleghany Corp 3.250 08/15/51 713,039
300,000 Allied World Assurance Co Holdings Ltd 4.350 10/29/25 284,850
1,000,000 Allstate Corp 0.750 12/15/25 895,616
275,000 Allstate Corp 3.280 12/15/26 258,796
1,000,000 Allstate Corp 1.450 12/15/30 775,365
600,000 Allstate Corp 5.250 03/30/33 598,228
600,000 Allstate Corp 4.500 06/15/43 518,810
975,000 Allstate Corp 4.200 12/15/46 796,731
250,000 Allstate Corp 3.850 08/10/49 193,929
200,000 Allstate Corp 5.750 08/15/53 196,814
325,000 American Financial Group, Inc 5.250 04/02/30 316,120
400,000 American Financial Group, Inc 4.500 06/15/47 326,780
2,000,000 American International Group, Inc 2.500 06/30/25 1,883,616
1,500,000 e American International Group, Inc 5.125 03/27/33 1,464,814
300,000 American International Group, Inc 4.800 07/10/45 266,555
1,500,000 American International Group, Inc 4.750 04/01/48 1,345,472
300,000 American International Group, Inc 5.750 04/01/48 291,537
1,500,000 American International Group, Inc 4.375 06/30/50 1,266,499
200,000 Aon Corp 4.500 12/15/28 192,431

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 450,000 Aon Corp 3.750% 05/02/29 $ 416,545
450,000 Aon Corp 2.800 05/15/30 389,483
1,000,000 Aon Corp 2.050 08/23/31 797,956
1,000,000 Aon Corp 2.600 12/02/31 823,523
500,000 Aon Corp 5.000 09/12/32 493,276
750,000 Aon Corp 5.350 02/28/33 755,464
200,000 Aon Corp 6.250 09/30/40 210,578
1,000,000 Aon Corp 2.900 08/23/51 652,345
500,000 Aon Corp 3.900 02/28/52 392,357
300,000 Aon plc 3.500 06/14/24 293,457
1,450,000 Aon plc 3.875 12/15/25 1,397,521
550,000 Aon plc 4.750 05/15/45 491,672
1,050,000 Arch Capital Group Ltd 4.011 12/15/26 1,001,961
200,000 Arch Capital Group Ltd 5.031 12/15/46 177,991
600,000 Arch Capital Group Ltd 3.635 06/30/50 439,639
300,000 Arch Capital Group US, Inc 5.144 11/01/43 273,356
2,000,000 Arthur J Gallagher & Co 2.400 11/09/31 1,593,484
500,000 Arthur J Gallagher & Co 5.500 03/02/33 500,656
125,000 Arthur J Gallagher & Co 3.500 05/20/51 89,400
1,000,000 Arthur J Gallagher & Co 3.050 03/09/52 637,331
50,000 Assurant, Inc 4.200 09/27/23 49,655
300,000 Assurant, Inc 4.900 03/27/28 285,828
500,000 Assurant, Inc 3.700 02/22/30 429,346
7,000 Assurant, Inc 6.750 02/15/34 7,176
137,000 e Assured Guaranty US Holdings, Inc 5.000 07/01/24 134,543
1,000,000 Assured Guaranty US Holdings, Inc 3.150 06/15/31 844,937
300,000 Assured Guaranty US Holdings, Inc 3.600 09/15/51 204,908
675,000 Athene Holding Ltd 4.125 01/12/28 615,658
500,000 Athene Holding Ltd 6.150 04/03/30 502,212
1,000,000 Athene Holding Ltd 6.650 02/01/33 1,007,887
1,000,000 Athene Holding Ltd 3.950 05/25/51 669,308
1,000,000 Athene Holding Ltd 3.450 05/15/52 608,290
1,375,000 AXA Equitable Holdings, Inc 4.350 04/20/28 1,286,788
975,000 AXA Equitable Holdings, Inc 5.000 04/20/48 835,352
300,000 AXIS Specialty Finance LLC 3.900 07/15/29 272,341
250,000 AXIS Specialty Finance LLC 4.900 01/15/40 199,295
200,000 AXIS Specialty Finance plc 4.000 12/06/27 187,761
1,500,000 Berkshire Hathaway Finance Corp 2.300 03/15/27 1,402,650
100,000 Berkshire Hathaway Finance Corp 1.850 03/12/30 84,900
1,500,000 Berkshire Hathaway Finance Corp 1.450 10/15/30 1,220,822
1,000,000 Berkshire Hathaway Finance Corp 2.875 03/15/32 880,015
300,000 Berkshire Hathaway Finance Corp 4.400 05/15/42 285,690
2,175,000 Berkshire Hathaway Finance Corp 4.200 08/15/48 1,958,493
1,725,000 Berkshire Hathaway Finance Corp 4.250 01/15/49 1,570,884
3,000,000 Berkshire Hathaway Finance Corp 2.500 01/15/51 1,960,103
1,500,000 Berkshire Hathaway Finance Corp 3.850 03/15/52 1,239,994
1,000,000 Brighthouse Financial, Inc 5.625 05/15/30 963,912
236,000 Brighthouse Financial, Inc 4.700 06/22/47 180,610
500,000 Brown & Brown, Inc 4.500 03/15/29 471,811
1,000,000 Brown & Brown, Inc 2.375 03/15/31 806,065
1,000,000 Brown & Brown, Inc 4.200 03/17/32 898,027
500,000 Brown & Brown, Inc 4.950 03/17/52 427,944
450,000 Chubb Corp 6.000 05/11/37 480,288
1,325,000 Chubb INA Holdings, Inc 1.375 09/15/30 1,053,435
425,000 Chubb INA Holdings, Inc 2.850 12/15/51 295,934
1,500,000 Chubb INA Holdings, Inc 3.050 12/15/61 1,008,822
200,000 Cincinnati Financial Corp 6.920 05/15/28 213,310
690,000 CNA Financial Corp 3.950 05/15/24 678,280
200,000 CNA Financial Corp 4.500 03/01/26 194,027
225,000 CNA Financial Corp 3.450 08/15/27 208,495
100,000 CNA Financial Corp 3.900 05/01/29 91,767

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,150,000 CNA Financial Corp 2.050% 08/15/30 $ 919,573
1,000,000 CNA Financial Corp 5.500 06/15/33 975,161
500,000 CNO Financial Group, Inc 5.250 05/30/29 472,994
1,000,000 Corebridge Financial, Inc 3.500 04/04/25 952,680
1,000,000 Corebridge Financial, Inc 3.650 04/05/27 933,575
1,000,000 Corebridge Financial, Inc 3.850 04/05/29 899,317
2,000,000 Corebridge Financial, Inc 3.900 04/05/32 1,737,794
1,000,000 Corebridge Financial, Inc 4.350 04/05/42 806,909
500,000 Corebridge Financial, Inc 4.400 04/05/52 393,088
1,000,000 Corebridge Financial, Inc 6.875 12/15/52 958,490
500,000 Enstar Group Ltd 4.950 06/01/29 465,610
1,000,000 Enstar Group Ltd 3.100 09/01/31 784,161
300,000 Everest Reinsurance Holdings, Inc 4.868 06/01/44 267,326
250,000 Everest Reinsurance Holdings, Inc 3.500 10/15/50 177,289
1,200,000 Everest Reinsurance Holdings, Inc 3.125 10/15/52 792,968
750,000 g F&G Annuities & Life, Inc 7.400 01/13/28 749,031
400,000 Fairfax Financial Holdings Ltd 4.850 04/17/28 384,964
500,000 Fairfax Financial Holdings Ltd 4.625 04/29/30 468,485
1,000,000 Fairfax Financial Holdings Ltd 3 .375 03/03/31 844,043
1,000,000 Fairfax Financial Holdings Ltd 5.625 08/16/32 965,981
300,000 Fidelity National Financial, Inc 4.500 08/15/28 285,047
1,000,000 Fidelity National Financial, Inc 3.400 06/15/30 873,181
500,000 Fidelity National Financial, Inc 2.450 03/15/31 391,631
400,000 Fidelity National Financial, Inc 3.200 09/17/51 233,276
750,000 First American Financial Corp 4.000 05/15/30 656,559
400,000 First American Financial Corp 2.400 08/15/31 304,167
350,000 Globe Life, Inc 2.150 08/15/30 275,785
175,000 Globe Life, Inc 4.800 06/15/32 167,853
200,000 Hanover Insurance Group, Inc 4.500 04/15/26 193,584
1,000,000 Hanover Insurance Group, Inc 2.500 09/01/30 786,077
750,000 Hartford Financial Services Group, Inc 2.800 08/19/29 645,641
400,000 Hartford Financial Services Group, Inc 4.300 04/15/43 325,914
450,000 Hartford Financial Services Group, Inc 4.400 03/15/48 373,816
450,000 Hartford Financial Services Group, Inc 3.600 08/19/49 339,772
475,000 Hartford Financial Services Group, Inc 2.900 09/15/51 308,275
500,000 e Jackson Financial, Inc 5.170 06/08/27 476,157
1,500,000 Jackson Financial, Inc 3.125 11/23/31 1,163,869
500,000 e Jackson Financial, Inc 5.670 06/08/32 474,356
1,000,000 Jackson Financial, Inc 4.000 11/23/51 681,621
200,000 Kemper Corp 4.350 02/15/25 192,468
500,000 Kemper Corp 2.400 09/30/30 390,578
1,000,000 Kemper Corp 3.800 02/23/32 825,943
400,000 Leucadia National Corp 5.500 10/18/23 398,613
175,000 Lincoln National Corp 3.350 03/09/25 167,161
600,000 Lincoln National Corp 3.625 12/12/26 557,929
650,000 Lincoln National Corp 3.050 01/15/30 537,408
1,000,000 Lincoln National Corp 3.400 03/01/32 804,744
150,000 Lincoln National Corp 7.000 06/15/40 156,785
250,000 Lincoln National Corp 4.350 03/01/48 178,400
500,000 e Lincoln National Corp 4.375 06/15/50 351,752
800,000 Loews Corp 3.750 04/01/26 775,378
400,000 Loews Corp 3.200 05/15/30 356,009
200,000 Loews Corp 4.125 05/15/43 166,112
700,000 Manulife Financial Corp 4.150 03/04/26 677,717
1,300,000 Manulife Financial Corp 4.061 02/24/32 1,210,174
1,000,000 Manulife Financial Corp 3.703 03/16/32 908,540
200,000 Manulife Financial Corp 5.375 03/04/46 197,978
200,000 Markel Corp 3.350 09/17/29 178,314
150,000 Markel Corp 5.000 04/05/46 130,912
100,000 Markel Corp 4.300 11/01/47 80,551
750,000 Markel Corp 5.000 05/20/49 670,960

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 200,000 Markel Corp 4.150% 09/17/50 $ 156,022
1,500,000 Markel Corp 3.450 05/07/52 1,054,510
725,000 Marsh & McLennan Cos, Inc 3.875 03/15/24 715,199
1,700,000 Marsh & McLennan Cos, Inc 4.375 03/15/29 1,651,317
450,000 Marsh & McLennan Cos, Inc 2.250 11/15/30 374,059
600,000 Marsh & McLennan Cos, Inc 2.375 12/15/31 488,872
1,000,000 Marsh & McLennan Cos, Inc 5.750 11/01/32 1,051,052
250,000 Marsh & McLennan Cos, Inc 4.750 03/15/39 235,593
100,000 Marsh & McLennan Cos, Inc 4.350 01/30/47 85,635
300,000 Marsh & McLennan Cos, Inc 4.200 03/01/48 253,303
1,200,000 Marsh & McLennan Cos, Inc 4.900 03/15/49 1,128,498
1,000,000 Marsh & McLennan Cos, Inc 2.900 12/15/51 666,186
250,000 Marsh & McLennan Cos, Inc 6.250 11/01/52 280,946
1,000,000 Marsh & McLennan Cos, Inc 5.450 03/15/53 1,017,753
200,000 Mercury General Corp 4.400 03/15/27 189,152
700,000 MetLife, Inc 3.600 04/10/24 689,484
700,000 MetLife, Inc 3.600 11/13/25 672,440
1,000,000 MetLife, Inc 4.550 03/23/30 977,171
675,000 MetLife, Inc 6.375 06/15/34 738,005
1,530,000 MetLife, Inc 5.700 06/15/35 1,573,332
130,000 MetLife, Inc 5.875 02/06/41 132,945
450,000 MetLife, Inc 4.125 08/13/42 378,041
750,000 MetLife, Inc 4.875 11/13/43 689,419
500,000 MetLife, Inc 4.721 12/15/44 446,208
800,000 MetLife, Inc 4.050 03/01/45 671,324
1,650,000 MetLife, Inc 4.600 05/13/46 1,491,049
1,200,000 MetLife, Inc 5.000 07/15/52 1,126,825
1,000,000 MetLife, Inc 5.250 01/15/54 967,256
20,000 Nationwide Financial Services 6.750 05/15/37 18,900
200,000 Old Republic International Corp 4.875 10/01/24 196,102
100,000 Old Republic International Corp 3.875 08/26/26 94,079
1,500,000 Old Republic International Corp 3.850 06/11/51 1,070,140
500,000 PartnerRe Finance B LLC 3.700 07/02/29 458,423
500,000 PartnerRe Finance B LLC 4.500 10/01/50 417,500
725,000 Presbyterian Healthcare Services 4.875 08/01/52 704,988
1,000,000 Primerica, Inc 2.800 11/19/31 826,916
200,000 Principal Financial Group, Inc 3.400 05/15/25 191,276
850,000 Principal Financial Group, Inc 3.100 11/15/26 784,621
100,000 Principal Financial Group, Inc 3.700 05/15/29 91,757
1,000,000 Principal Financial Group, Inc 2.125 06/15/30 811,067
750,000 Principal Financial Group, Inc 5.375 03/15/33 742,987
100,000 Principal Financial Group, Inc 4.625 09/15/42 85,655
200,000 Principal Financial Group, Inc 4.350 05/15/43 162,052
300,000 Principal Financial Group, Inc 4.300 11/15/46 239,247
750,000 Principal Financial Group, Inc 5.500 03/15/53 711,549
650,000 Progressive Corp 2.450 01/15/27 597,263
750,000 Progressive Corp 2.500 03/15/27 687,624
250,000 Progressive Corp 4.000 03/01/29 239,292
100,000 Progressive Corp 3.200 03/26/30 89,610
125,000 e Progressive Corp 3.000 03/15/32 108,770
120,000 Progressive Corp 6.250 12/01/32 129,611
1,000,000 Progressive Corp 4.950 06/15/33 991,610
300,000 Progressive Corp 4.350 04/25/44 259,755
300,000 Progressive Corp 3.700 01/26/45 234,819
950,000 Progressive Corp 4.125 04/15/47 819,470
750,000 Progressive Corp 4.200 03/15/48 640,794
100,000 Progressive Corp 3.950 03/26/50 82,099
500,000 Progressive Corp 3.700 03/15/52 391,063
200,000 Prudential Financial, Inc 1.500 03/10/26 182,661
195,000 Prudential Financial, Inc 3.878 03/27/28 185,551
500,000 Prudential Financial, Inc 2.100 03/10/30 422,380

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 450,000 Prudential Financial, Inc 5.700% 12/14/36 $ 467,570
500,000 Prudential Financial, Inc 3.000 03/10/40 373,804
600,000 Prudential Financial, Inc 5.200 03/15/44 592,902
1,700,000 Prudential Financial, Inc 4.600 05/15/44 1,496,257
200,000 Prudential Financial, Inc 5.375 05/15/45 194,444
2,300,000 Prudential Financial, Inc 4.500 09/15/47 2,121,543
300,000 Prudential Financial, Inc 4.418 03/27/48 253,151
2,400,000 Prudential Financial, Inc 5.700 09/15/48 2,316,696
799,000 Prudential Financial, Inc 3.935 12/07/49 635,745
450,000 Prudential Financial, Inc 4.350 02/25/50 381,714
1,000,000 Prudential Financial, Inc 3.700 03/13/51 766,041
675,000 Prudential Financial, Inc 5.125 03/01/52 609,437
1,000,000 Prudential Financial, Inc 6.000 09/01/52 949,923
1,500,000 Prudential Financial, Inc 6.750 03/01/53 1,508,985
200,000 Prudential Funding Asia plc 3.125 04/14/30 175,540
1,000,000 Prudential Funding Asia plc 3.625 03/24/32 888,137
750,000 Reinsurance Group of America, Inc 3.900 05/15/29 680,477
350,000 Reinsurance Group of America, Inc 3.150 06/15/30 299,953
1,000,000 Reinsurance Group of America, Inc 6.000 09/15/33 1,006,200
200,000 RenaissanceRe Finance, Inc 3.700 04/01/25 193,168
200,000 RenaissanceRe Finance, Inc 3.450 07/01/27 187,185
300,000 RenaissanceRe Holdings Ltd 3.600 04/15/29 266,876
1,000,000 RenaissanceRe Holdings Ltd 5.750 06/05/33 979,389
1,000,000 Stewart Information Services Corp 3.600 11/15/31 767,782
350,000 Torchmark Corp 4.550 09/15/28 338,494
20,000 Transatlantic Holdings, Inc 8.000 11/30/39 24,742
600,000 Travelers Cos, Inc 5.350 11/01/40 615,388
200,000 Travelers Cos, Inc 4.600 08/01/43 181,114
250,000 Travelers Cos, Inc 4.300 08/25/45 215,506
1,100,000 Travelers Cos, Inc 4.000 05/30/47 926,217
500,000 Travelers Cos, Inc 4.050 03/07/48 418,745
900,000 Travelers Cos, Inc 4.100 03/04/49 767,047
2,000,000 Travelers Cos, Inc 3.050 06/08/51 1,424,832
1,000,000 Travelers Cos, Inc 5.450 05/25/53 1,046,586
100,000 Travelers Property Casualty Corp 6.375 03/15/33 110,218
500,000 Unum Group 4.000 06/15/29 459,931
300,000 Unum Group 5.750 08/15/42 276,034
500,000 Unum Group 4.500 12/15/49 383,754
1,000,000 Unum Group 4.125 06/15/51 730,563
200,000 Voya Financial, Inc 4.800 06/15/46 164,266
1,000,000 W R Berkley Corp 3.550 03/30/52 707,584
400,000 W R Berkley Corp 3.150 09/30/61 248,584
425,000 Willis North America, Inc 3.600 05/15/24 414,672
1,000,000 Willis North America, Inc 4.650 06/15/27 971,213
500,000 Willis North America, Inc 4.500 09/15/28 476,838
900,000 Willis North America, Inc 2.950 09/15/29 774,188
1,000,000 Willis North America, Inc 5.350 05/15/33 975,080
300,000 Willis North America, Inc 5.050 09/15/48 257,757
500,000 Willis North America, Inc 3.875 09/15/49 363,280
200,000 WR Berkley Corp 4.750 08/01/44 175,009
650,000 WR Berkley Corp 4.000 05/12/50 511,716
200,000 XLIT Ltd 5.250 12/15/43 196,862
TOTAL INSURANCE 162,138,641
MATERIALS - 0.7%
300,000 Air Products & Chemicals, Inc 3.350 07/31/24 292,246
175,000 Air Products & Chemicals, Inc 1.500 10/15/25 161,469
500,000 Air Products & Chemicals, Inc 1.850 05/15/27 449,731
2,125,000 Air Products & Chemicals, Inc 2.050 05/15/30 1,803,909
1,000,000 Air Products & Chemicals, Inc 4.800 03/03/33 1,008,991
125,000 Air Products & Chemicals, Inc 2.700 05/15/40 93,222

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,250,000 Air Products & Chemicals, Inc 2.800% 05/15/50 $ 892,726
750,000 Albemarle Corp 4.650 06/01/27 730,372
1,000,000 Albemarle Corp 5.650 06/01/52 951,570
500,000 Amcor Finance USA, Inc 3.625 04/28/26 472,683
400,000 Amcor Finance USA, Inc 4.500 05/15/28 380,398
1,000,000 Amcor Finance USA, Inc 5.625 05/26/33 987,845
2,000,000 Amcor Flexibles North America, Inc 2.690 05/25/31 1,638,203
1,000,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 875,558
375,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 321,888
1,000,000 AptarGroup, Inc 3.600 03/15/32 857,846
1,500,000 ArcelorMittal S.A. 6.550 11/29/27 1,538,497
2,000,000 ArcelorMittal S.A. 6.800 11/29/32 2,053,315
300,000 Avery Dennison Corp 4.875 12/06/28 293,822
500,000 Avery Dennison Corp 2.650 04/30/30 420,541
1,000,000 Avery Dennison Corp 2.250 02/15/32 778,203
1,000,000 Avery Dennison Corp 5.750 03/15/33 1,020,565
100,000 Barrick Australian Finance Pty Ltd 5.950 10/15/39 104,411
1,500,000 Barrick North America Finance LLC 5.750 05/01/43 1,540,871
100,000 Bemis Co, Inc 3.100 09/15/26 91,807
200,000 Bemis Co, Inc 2.630 06/19/30 166,330
1,375,000 Berry Global, Inc 1.570 01/15/26 1,239,886
625,000 Berry Global, Inc 1.650 01/15/27 539,127
1,000,000 g Berry Global, Inc 5.500 04/15/28 984,100
825,000 BHP Billiton Finance USA Ltd 4.125 02/24/42 747,602
1,925,000 BHP Billiton Finance USA Ltd 5.000 09/30/43 1,925,631
500,000 Cabot Corp 4.000 07/01/29 460,384
1,000,000 Cabot Corp 5.000 06/30/32 957,210
200,000 Celanese US Holdings LLC 3.500 05/08/24 195,731
1,000,000 Celanese US Holdings LLC 6.050 03/15/25 995,914
1,000,000 Celanese US Holdings LLC 1.400 08/05/26 866,555
1,000,000 Celanese US Holdings LLC 6.165 07/15/27 994,828
1,000,000 Celanese US Holdings LLC 6.330 07/15/29 993,119
1,000,000 e Celanese US Holdings LLC 6.379 07/15/32 1,008,673
400,000 Celulosa Arauco y Constitucion S.A. 4.500 08/01/24 393,144
375,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 344,631
200,000 Celulosa Arauco y Constitucion S.A. 5.500 11/02/47 167,372
14,000 Dow Chemical Co 4.550 11/30/25 13,642
300,000 Dow Chemical Co 4.800 11/30/28 296,759
81,000 Dow Chemical Co 7.375 11/01/29 90,125
1,000,000 Dow Chemical Co 2.100 11/15/30 825,768
1,000,000 e Dow Chemical Co 6.300 03/15/33 1,075,654
982,000 Dow Chemical Co 4.250 10/01/34 891,760
131,000 Dow Chemical Co 9.400 05/15/39 175,971
275,000 Dow Chemical Co 5.250 11/15/41 265,214
1,200,000 Dow Chemical Co 4.375 11/15/42 1,010,805
400,000 Dow Chemical Co 4.625 10/01/44 345,914
825,000 Dow Chemical Co 5.550 11/30/48 800,695
750,000 Dow Chemical Co 4.800 05/15/49 652,890
1,000,000 Dow Chemical Co 3.600 11/15/50 744,042
500,000 Dow Chemical Co 6.900 05/15/53 564,629
1,600,000 DowDuPont, Inc 4.493 11/15/25 1,566,957
2,300,000 DowDuPont, Inc 4.725 11/15/28 2,261,841
150,000 DowDuPont, Inc 5.319 11/15/38 148,622
2,325,000 DowDuPont, Inc 5.419 11/15/48 2,292,212
1,500,000 Eagle Materials, Inc 2.500 07/01/31 1,223,366
727,000 Eastman Chemical Co 3.800 03/15/25 705,702
700,000 Eastman Chemical Co 4.500 12/01/28 667,065
1,650,000 Eastman Chemical Co 5.750 03/08/33 1,648,003
150,000 Eastman Chemical Co 4.800 09/01/42 130,504
525,000 Eastman Chemical Co 4.650 10/15/44 442,528
750,000 Ecolab, Inc 2.700 11/01/26 705,048

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,000,000 Ecolab, Inc 1.650% 02/01/27 $ 898,578
300,000 Ecolab, Inc 3.250 12/01/27 282,179
1,000,000 Ecolab, Inc 5.250 01/15/28 1,015,753
1,000,000 Ecolab, Inc 1.300 01/30/31 783,928
1,000,000 e Ecolab, Inc 2.125 02/01/32 818,414
150,000 Ecolab, Inc 2.125 08/15/50 89,310
1,000,000 Ecolab, Inc 2.700 12/15/51 662,872
1,370,000 Ecolab, Inc 2.750 08/18/55 877,643
350,000 EI du Pont de Nemours and Co 1.700 07/15/25 325,291
175,000 EI du Pont de Nemours and Co 2 .300 07/15/30 146,057
1,250,000 EIDP, Inc 4.800 05/15/33 1,223,824
700,000 Fibria Overseas Finance Ltd 5.500 01/17/27 700,875
500,000 FMC Corp 3.200 10/01/26 464,088
500,000 FMC Corp 3.450 10/01/29 437,384
1,000,000 FMC Corp 5.650 05/18/33 977,993
500,000 FMC Corp 4.500 10/01/49 385,450
500,000 FMC Corp 6.375 05/18/53 507,318
1,000,000 Freeport-McMoRan, Inc 4.125 03/01/28 936,950
1,500,000 Freeport-McMoRan, Inc 4.375 08/01/28 1,415,205
1,000,000 Freeport-McMoRan, Inc 5.250 09/01/29 982,458
1,000,000 Freeport-McMoRan, Inc 4.250 03/01/30 921,536
1,000,000 Freeport-McMoRan, Inc 4.625 08/01/30 942,250
750,000 Georgia-Pacific LLC 7.750 11/15/29 846,383
600,000 Huntsman International LLC 4.500 05/01/29 548,732
1,000,000 Huntsman International LLC 2.950 06/15/31 798,340
100,000 International Flavors & Fragrances, Inc 4.450 09/26/28 93,741
200,000 International Flavors & Fragrances, Inc 4.375 06/01/47 152,681
675,000 International Flavors & Fragrances, Inc 5.000 09/26/48 571,320
450,000 International Paper Co 6.000 11/15/41 461,287
390,000 International Paper Co 4.800 06/15/44 343,920
2,425,000 International Paper Co 4.350 08/15/48 2,048,101
1,000,000 Kinross Gold Corp 4.500 07/15/27 957,524
1,000,000 g,h Kinross Gold Corp 6.250 07/15/33 989,031
150,000 Lubrizol Corp 6.500 10/01/34 174,803
170,000 LYB International Finance BV 4.000 07/15/23 169,768
575,000 LYB International Finance BV 5.250 07/15/43 523,986
550,000 LYB International Finance BV 4.875 03/15/44 483,478
491,000 LYB International Finance III LLC 1.250 10/01/25 443,979
150,000 e LYB International Finance III LLC 2.250 10/01/30 122,826
1,000,000 LYB International Finance III LLC 5.625 05/15/33 1,000,652
1,150,000 LYB International Finance III LLC 3.375 10/01/40 844,960
1,000,000 LYB International Finance III LLC 4.200 10/15/49 765,069
750,000 LYB International Finance III LLC 4.200 05/01/50 572,023
1,000,000 LYB International Finance III LLC 3.625 04/01/51 692,056
500,000 LYB International Finance III LLC 3.800 10/01/60 336,497
475,000 LyondellBasell Industries NV 4.625 02/26/55 383,186
200,000 Martin Marietta Materials, Inc 4.250 07/02/24 197,584
200,000 Martin Marietta Materials, Inc 3.450 06/01/27 188,062
325,000 Martin Marietta Materials, Inc 3.500 12/15/27 302,901
250,000 Martin Marietta Materials, Inc 2.500 03/15/30 211,228
1,000,000 Martin Marietta Materials, Inc 2.400 07/15/31 816,053
450,000 Martin Marietta Materials, Inc 4.250 12/15/47 373,354
1,000,000 Martin Marietta Materials, Inc 3.200 07/15/51 696,126
800,000 e Mosaic Co 4.050 11/15/27 761,740
300,000 Mosaic Co 5.450 11/15/33 292,173
100,000 Mosaic Co 4.875 11/15/41 85,635
600,000 Mosaic Co 5.625 11/15/43 564,376
250,000 Newmont Corp 2.250 10/01/30 204,823
1,350,000 Newmont Corp 2.600 07/15/32 1,103,031
1,300,000 Newmont Goldcorp Corp 2.800 10/01/29 1,117,548
298,000 Newmont Goldcorp Corp 5.875 04/01/35 304,828

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 235,000 Newmont Goldcorp Corp 6.250% 10/01/39 $ 247,609
975,000 Newmont Goldcorp Corp 4.875 03/15/42 904,405
300,000 Newmont Goldcorp Corp 5.450 06/09/44 295,208
275,000 Nucor Corp 2.000 06/01/25 257,153
500,000 Nucor Corp 4.300 05/23/27 484,928
425,000 Nucor Corp 3.950 05/01/28 402,788
3,150,000 Nucor Corp 2.700 06/01/30 2,732,299
500,000 Nucor Corp 3.125 04/01/32 432,529
1,000,000 Nucor Corp 2.979 12/15/55 639,463
200,000 Nutrien Ltd 3.000 04/01/25 190,220
1,000,000 Nutrien Ltd 5.950 11/07/25 1,005,991
700,000 Nutrien Ltd 4.000 12/15/26 671,594
1,000,000 Nutrien Ltd 4.900 03/27/28 980,790
550,000 Nutrien Ltd 4.200 04/01/29 519,268
500,000 Nutrien Ltd 2.950 05/13/30 434,030
200,000 Nutrien Ltd 4.125 03/15/35 175,555
200,000 Nutrien Ltd 5.625 12/01/40 193,961
200,000 Nutrien Ltd 4.900 06/01/43 178,764
691,000 Nutrien Ltd 5.250 01/15/45 639,495
1,050,000 Nutrien Ltd 5.000 04/01/49 943,960
300,000 Nutrien Ltd 3.950 05/13/50 229,974
750,000 Nutrien Ltd 5.800 03/27/53 752,527
500,000 Owens Corning 4.200 12/01/24 489,259
300,000 Owens Corning 3.400 08/15/26 283,184
500,000 Owens Corning 3.950 08/15/29 464,708
300,000 Owens Corning 3 .875 06/01/30 274,080
525,000 Owens Corning 4.300 07/15/47 429,629
350,000 Owens Corning 4.400 01/30/48 288,997
100,000 Packaging Corp of America 3.650 09/15/24 97,931
550,000 Packaging Corp of America 3 .400 12/15/27 512,677
100,000 Packaging Corp of America 3.000 12/15/29 87,182
500,000 Packaging Corp of America 4.050 12/15/49 398,236
1,500,000 Packaging Corp of America 3.050 10/01/51 991,786
500,000 PPG Industries, Inc 2.400 08/15/24 479,983
250,000 PPG Industries, Inc 1.200 03/15/26 223,938
425,000 PPG Industries, Inc 3.750 03/15/28 403,096
500,000 PPG Industries, Inc 2.550 06/15/30 426,158
300,000 Praxair, Inc 2.650 02/05/25 287,025
1,000,000 Praxair, Inc 3.200 01/30/26 965,816
725,000 Praxair, Inc 1.100 08/10/30 576,298
625,000 Praxair, Inc 3.550 11/07/42 506,719
225,000 Praxair, Inc 2.000 08/10/50 127,811
500,000 Reliance Steel & Aluminum Co 1.300 08/15/25 456,450
500,000 Reliance Steel & Aluminum Co 2.150 08/15/30 407,404
414,000 Rio Tinto Alcan, Inc 6.125 12/15/33 447,232
350,000 Rio Tinto Finance USA Ltd 5.200 11/02/40 352,980
2,000,000 Rio Tinto Finance USA Ltd 2.750 11/02/51 1,362,015
1,500,000 Rio Tinto Finance USA plc 5.000 03/09/33 1,513,190
1,400,000 Rio Tinto Finance USA plc 4.125 08/21/42 1,225,081
1,000,000 Rio Tinto Finance USA plc 5.125 03/09/53 1,008,342
100,000 RPM International, Inc 3.750 03/15/27 93,821
300,000 RPM International, Inc 4.550 03/01/29 281,043
1,000,000 RPM International, Inc 2.950 01/15/32 791,069
100,000 RPM International, Inc 5.250 06/01/45 88,852
200,000 RPM International, Inc 4.250 01/15/48 152,801
200,000 Sherwin-Williams Co 3.450 08/01/25 192,045
1,000,000 Sherwin-Williams Co 4.250 08/08/25 979,164
200,000 Sherwin-Williams Co 3.950 01/15/26 193,653
925,000 Sherwin-Williams Co 3.450 06/01/27 871,864
500,000 Sherwin-Williams Co 2.950 08/15/29 441,135
500,000 Sherwin-Williams Co 2.300 05/15/30 419,843

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 950,000 Sherwin-Williams Co 2.200% 03/15/32 $ 765,767
200,000 Sherwin-Williams Co 4.000 12/15/42 164,063
900,000 Sherwin-Williams Co 4.500 06/01/47 787,988
900,000 Sherwin-Williams Co 3.800 08/15/49 695,911
500,000 Sherwin-Williams Co 3.300 05/15/50 354,957
1,000,000 Sherwin-Williams Co 2.900 03/15/52 643,469
650,000 Sonoco Products Co 2.250 02/01/27 580,760
750,000 Sonoco Products Co 3.125 05/01/30 654,386
1,000,000 Sonoco Products Co 2.850 02/01/32 832,901
800,000 Southern Copper Corp 3.875 04/23/25 778,242
100,000 Southern Copper Corp 7.500 07/27/35 116,132
1,180,000 Southern Copper Corp 6.750 04/16/40 1,300,719
2,000,000 Southern Copper Corp 5.875 04/23/45 2,044,600
250,000 Steel Dynamics, Inc 2.800 12/15/24 238,580
100,000 Steel Dynamics, Inc 2.400 06/15/25 93,400
1,000,000 Steel Dynamics, Inc 1.650 10/15/27 849,437
750,000 Steel Dynamics, Inc 3.450 04/15/30 666,320
100,000 Steel Dynamics, Inc 3.250 01/15/31 86,671
500,000 Steel Dynamics, Inc 3.250 10/15/50 328,577
700,000 Suzano Austria GmbH 2.500 09/15/28 596,163
1,900,000 Suzano Austria GmbH 6.000 01/15/29 1,888,220
1,000,000 Suzano Austria GmbH 3.750 01/15/31 853,425
1,500,000 Suzano Austria GmbH 3.125 01/15/32 1,200,575
2,000,000 Teck Resources Ltd 3.900 07/15/30 1,819,338
750,000 Vulcan Materials Co 4.500 04/01/25 734,888
100,000 Vulcan Materials Co 3.900 04/01/27 96,229
275,000 Vulcan Materials Co 3.500 06/01/30 248,444
475,000 Vulcan Materials Co 4.500 06/15/47 412,563
200,000 Vulcan Materials Co 4.700 03/01/48 178,245
200,000 Westlake Chemical Corp 0.875 08/15/24 188,882
500,000 Westlake Chemical Corp 3.600 08/15/26 469,215
1,000,000 Westlake Chemical Corp 3.375 06/15/30 869,231
500,000 Westlake Chemical Corp 2.875 08/15/41 332,701
500,000 Westlake Chemical Corp 5.000 08/15/46 434,185
200,000 Westlake Chemical Corp 4.375 11/15/47 156,830
500,000 Westlake Chemical Corp 3.125 08/15/51 312,844
500,000 Westlake Chemical Corp 3.375 08/15/61 303,896
250,000 WRKCo, Inc 3.000 09/15/24 240,411
425,000 WRKCo, Inc 3.750 03/15/25 408,833
525,000 WRKCo, Inc 4.650 03/15/26 509,372
300,000 WRKCo, Inc 3.375 09/15/27 274,935
325,000 WRKCo, Inc 4.000 03/15/28 302,472
240,000 WRKCo, Inc 3.900 06/01/28 223,598
950,000 WRKCo, Inc 4.900 03/15/29 918,833
685,000 WRKCo, Inc 4.200 06/01/32 623,307
1,400,000 WRKCo, Inc 3.000 06/15/33 1,138,502
750,000 Yamana Gold, Inc 2.630 08/15/31 584,208
TOTAL MATERIALS 150,834,036
MEDIA & ENTERTAINMENT - 1.1%
475,000 Activision Blizzard, Inc 3.400 09/15/26 451,881
300,000 Activision Blizzard, Inc 3.400 06/15/27 283,466
250,000 Activision Blizzard, Inc 1.350 09/15/30 199,985
300,000 Activision Blizzard, Inc 4.500 06/15/47 276,401
1,100,000 Activision Blizzard, Inc 2.500 09/15/50 707,648
1,000,000 AdventHealth Obligated Group 2.795 11/15/51 655,110
675,000 Alphabet, Inc 0.450 08/15/25 617,939
1,250,000 Alphabet, Inc 1.998 08/15/26 1,156,971
1,000,000 Alphabet, Inc 0.800 08/15/27 865,728
850,000 Alphabet, Inc 1.100 08/15/30 687,624
1,000,000 Alphabet, Inc 1.900 08/15/40 688,710

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,800,000 Alphabet, Inc 2.050% 08/15/50 $ 1,751,590
1,100,000 Alphabet, Inc 2.250 08/15/60 669,123
1,000,000 American Assets Trust LP 3.375 02/01/31 781,448
700,000 e Baidu, Inc 3.875 09/29/23 696,451
525,000 Baidu, Inc 4.375 05/14/24 517,845
200,000 e Baidu, Inc 3.075 04/07/25 190,782
1,000,000 Baidu, Inc 1.720 04/09/26 897,195
500,000 e Baidu, Inc 4.375 03/29/28 475,261
500,000 Baidu, Inc 4.875 11/14/28 485,039
300,000 Baidu, Inc 3.425 04/07/30 268,283
750,000 Baidu, Inc 2.375 10/09/30 618,815
1,000,000 Baidu, Inc 2.375 08/23/31 810,101
1,000,000 Bain Capital Specialty Finance, Inc 2.550 10/13/26 857,482
1,000,000 Blackstone Private Credit Fund 4.700 03/24/25 963,130
1,500,000 Blackstone Private Credit Fund 7.050 09/29/25 1,496,110
1,800,000 Blackstone Private Credit Fund 2.625 12/15/26 1,531,435
1,000,000 Blackstone Private Credit Fund 3.250 03/15/27 864,121
1,000,000 Blackstone Private Credit Fund 4.000 01/15/29 847,645
500,000 Broadstone Net Lease LLC 2.600 09/15/31 358,265
1,000,000 Brown University in Providence in the State of Rhode
Island and Providence Plant
2.924 09/01/50 726,144
1,000,000 Cedars-Sinai Health System 2.288 08/15/31 817,582
3,650,000 Charter Communications Operating LLC 4.908 07/23/25 3,579,361
950,000 Charter Communications Operating LLC 3.750 02/15/28 870,892
2,750,000 Charter Communications Operating LLC 4.200 03/15/28 2,578,041
650,000 Charter Communications Operating LLC 2.250 01/15/29 541,242
2,000,000 Charter Communications Operating LLC 2.800 04/01/31 1,609,321
1,500,000 Charter Communications Operating LLC 2.300 02/01/32 1,135,501
500,000 Charter Communications Operating LLC 4.400 04/01/33 438,878
750,000 Charter Communications Operating LLC 6.384 10/23/35 731,014
1,500,000 Charter Communications Operating LLC 5.375 04/01/38 1,277,847
1,500,000 Charter Communications Operating LLC 3.500 06/01/41 1,014,607
1,000,000 Charter Communications Operating LLC 3.500 03/01/42 668,897
1,550,000 Charter Communications Operating LLC 6.484 10/23/45 1,457,183
1,400,000 Charter Communications Operating LLC 5.375 05/01/47 1,157,177
1,375,000 Charter Communications Operating LLC 5.750 04/01/48 1,176,947
1,600,000 Charter Communications Operating LLC 5.125 07/01/49 1,258,757
2,500,000 Charter Communications Operating LLC 4.800 03/01/50 1,886,247
2,500,000 Charter Communications Operating LLC 3.700 04/01/51 1,579,697
3,000,000 Charter Communications Operating LLC 3.900 06/01/52 1,963,094
1,000,000 Charter Communications Operating LLC 5.250 04/01/53 807,683
2,000,000 Charter Communications Operating LLC 3.850 04/01/61 1,209,657
1,500,000 Charter Communications Operating LLC 4.400 12/01/61 1,012,576
1,000,000 Charter Communications Operating LLC 3.950 06/30/62 615,234
500,000 Charter Communications Operating LLC 5.500 04/01/63 402,567
1,000,000 Children's Health System of Texas 2.511 08/15/50 619,517
1,000,000 Cleco Securitization I LLC 4.646 09/01/42 948,930
350,000 Comcast Corp 3.375 08/15/25 337,709
1,550,000 Comcast Corp 3.950 10/15/25 1,511,006
1,950,000 Comcast Corp 3.150 03/01/26 1,867,793
1,025,000 Comcast Corp 2.350 01/15/27 941,120
1,450,000 Comcast Corp 3.300 02/01/27 1,375,973
750,000 Comcast Corp 5.350 11/15/27 763,388
900,000 Comcast Corp 3.150 02/15/28 839,126
2,675,000 Comcast Corp 4.150 10/15/28 2,591,748
1,000,000 Comcast Corp 4.550 01/15/29 981,996
5,000,000 Comcast Corp 3.400 04/01/30 4,594,018
3,300,000 Comcast Corp 4.250 10/15/30 3,177,860
1,950,000 Comcast Corp 1.950 01/15/31 1,595,669
3,850,000 Comcast Corp 1.500 02/15/31 3,062,453
2,250,000 Comcast Corp 5.500 11/15/32 2,337,976
1,925,000 Comcast Corp 4.250 01/15/33 1,828,684

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 2,000,000 e Comcast Corp 4.650% 02/15/33 $ 1,985,430
150,000 Comcast Corp 7.050 03/15/33 172,957
1,000,000 Comcast Corp 4.800 05/15/33 989,435
200,000 Comcast Corp 4.200 08/15/34 186,302
500,000 Comcast Corp 4.400 08/15/35 469,970
36,000 Comcast Corp 6.500 11/15/35 40,302
3,475,000 Comcast Corp 3.200 07/15/36 2,850,768
3,150,000 Comcast Corp 3.900 03/01/38 2,736,862
1,000,000 Comcast Corp 3.250 11/01/39 793,224
3,800,000 Comcast Corp 3.750 04/01/40 3,201,641
1,275,000 Comcast Corp 3.400 07/15/46 967,608
631,000 Comcast Corp 3.969 11/01/47 522,613
1,500,000 Comcast Corp 4.000 03/01/48 1,250,026
1,407,000 Comcast Corp 3.999 11/01/49 1,161,303
2,525,000 Comcast Corp 3.450 02/01/50 1,921,687
425,000 Comcast Corp 2.800 01/15/51 281,326
2,237,000 Comcast Corp 2.887 11/01/51 1,499,811
1,050,000 Comcast Corp 2.450 08/15/52 642,100
1,250,000 Comcast Corp 5.350 05/15/53 1,269,149
2,708,000 Comcast Corp 2.937 11/01/56 1,763,512
850,000 Comcast Corp 2.650 08/15/62 505,248
6,758,000 Comcast Corp 2.987 11/01/63 4,281,778
1,000,000 Comcast Corp 5 .500 05/15/64 1,014,075
485,000 Cottage Health Obligated Group 3.304 11/01/49 358,951
750,000 DH Europe Finance II Sarl 2.200 11/15/24 718,256
300,000 DH Europe Finance II Sarl 2.600 11/15/29 264,016
550,000 DH Europe Finance II Sarl 3.250 11/15/39 447,062
1,000,000 DH Europe Finance II Sarl 3.400 11/15/49 781,400
200,000 Discovery Communications LLC 3.900 11/15/24 193,954
350,000 Discovery Communications LLC 3.450 03/15/25 335,058
200,000 Discovery Communications LLC 3.950 06/15/25 191,941
500,000 Discovery Communications LLC 4.900 03/11/26 489,962
2,275,000 Discovery Communications LLC 3.950 03/20/28 2,115,136
1,000,000 Discovery Communications LLC 4.125 05/15/29 912,597
250,000 Discovery Communications LLC 3.625 05/15/30 219,294
1,400,000 Discovery Communications LLC 5.200 09/20/47 1,145,798
1,400,000 Discovery Communications LLC 5.300 05/15/49 1,160,134
500,000 Discovery Communications LLC 4.650 05/15/50 380,877
1,175,000 Discovery Communications LLC 4.000 09/15/55 780,968
1,000,000 Electronic Arts, Inc 1.850 02/15/31 809,980
1,000,000 Electronic Arts, Inc 2.950 02/15/51 676,475
500,000 Fox Corp 3.050 04/07/25 478,375
2,250,000 Fox Corp 4.709 01/25/29 2,186,456
500,000 Fox Corp 3.500 04/08/30 448,666
1,500,000 Fox Corp 5.476 01/25/39 1,401,173
650,000 Fox Corp 5.576 01/25/49 608,577
200,000 Grupo Televisa SAB 4.625 01/30/26 194,788
1,100,000 Grupo Televisa SAB 5.000 05/13/45 945,535
700,000 Grupo Televisa SAB 6.125 01/31/46 693,420
500,000 e Grupo Televisa SAB 5.250 05/24/49 449,030
1,900,000 GSK Consumer Healthcare Capital US LLC 3.375 03/24/27 1,777,986
725,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/29 658,751
1,500,000 GSK Consumer Healthcare Capital US LLC 3.625 03/24/32 1,344,660
1,000,000 GSK Consumer Healthcare Capital US LLC 4.000 03/24/52 830,681
100,000 Interpublic Group of Cos, Inc 4.200 04/15/24 98,387
350,000 Interpublic Group of Cos, Inc 4.650 10/01/28 336,697
500,000 Interpublic Group of Cos, Inc 4.750 03/30/30 484,806
1,000,000 Interpublic Group of Cos, Inc 2.400 03/01/31 814,043
500,000 Interpublic Group of Cos, Inc 5.375 06/15/33 494,751
1,000,000 Interpublic Group of Cos, Inc 3.375 03/01/41 729,174
400,000 Interpublic Group of Cos, Inc 5.400 10/01/48 372,281

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 445,000 Iowa Health System 3.665% 02/15/50 $ 337,789
135,000 MedStar Health, Inc 3.626 08/15/49 102,030
2,000,000 Meta Platforms, Inc 3.500 08/15/27 1,898,867
1,500,000 Meta Platforms, Inc 4.600 05/15/28 1,483,371
1,000,000 Meta Platforms, Inc 4.800 05/15/30 1,000,732
2,000,000 Meta Platforms, Inc 3.850 08/15/32 1,857,689
1,500,000 Meta Platforms, Inc 4.950 05/15/33 1,498,840
2,000,000 Meta Platforms, Inc 4.450 08/15/52 1,739,074
1,000,000 Meta Platforms, Inc 5.600 05/15/53 1,027,012
2,500,000 Meta Platforms, Inc 4.650 08/15/62 2,194,986
1,000,000 Meta Platforms, Inc 5.750 05/15/63 1,034,921
1,000,000 Morgan Stanley Direct Lending Fund 4.500 02/11/27 940,244
870,000 NBC Universal Media LLC 4.450 01/15/43 777,459
1,000,000 Northwestern Memorial Healthcare Obligated Group 2.633 07/15/51 648,558
1,000,000 Ochsner LSU Health System of North Louisiana 2.510 05/15/31 739,847
425,000 Omnicom Group, Inc 3.650 11/01/24 412,733
1,050,000 Omnicom Group, Inc 3.600 04/15/26 1,008,515
750,000 Omnicom Group, Inc 2.450 04/30/30 629,110
325,000 Omnicom Group, Inc 4.200 06/01/30 304,483
700,000 e Omnicom Group, Inc 2.600 08/01/31 580,302
1,000,000 Owl Rock Capital Corp III 3.125 04/13/27 847,595
1,000,000 Owl Rock Technology Finance Corp 2.500 01/15/27 827,783
200,000 Paramount Global 3.375 02/15/28 177,776
500,000 PG&E Recovery Funding LLC 5.256 01/15/38 511,533
500,000 PG&E Recovery Funding LLC 5.536 07/15/47 521,344
1,000,000 Phillips Edison Grocery Center Operating Partnership
I LP
2.625 11/15/31 740,191
1,000,000 Rayonier LP 2.750 05/17/31 804,275
500,000 Rexford Industrial Realty LP 5.000 06/15/28 485,502
1,000,000 Rexford Industrial Realty LP 2.125 12/01/30 788,869
1,000,000 Safehold Operating Partnership LP 2.800 06/15/31 775,640
750,000 Schlumberger Finance Canada Ltd 1.400 09/17/25 690,181
425,000 Sentara Healthcare 2.927 11/01/51 286,656
500,000 Spectrum Health System Obligated Group 3.487 07/15/49 381,360
1,000,000 STERIS Irish FinCo UnLtd Co 2.700 03/15/31 833,497
1,000,000 STERIS Irish FinCo UnLtd Co 3.750 03/15/51 750,341
1,000,000 Take-Two Interactive Software, Inc 3.550 04/14/25 964,276
375,000 Take-Two Interactive Software, Inc 3.700 04/14/27 355,051
1,000,000 Take-Two Interactive Software, Inc 4.950 03/28/28 988,160
1,000,000 Take-Two Interactive Software, Inc 4.000 04/14/32 915,997
500,000 Tencent Music Entertainment Group 1.375 09/03/25 453,703
750,000 Tencent Music Entertainment Group 2.000 09/03/30 592,013
1,075,000 Time Warner Cable LLC 6.550 05/01/37 1,030,575
400,000 Time Warner Cable LLC 7.300 07/01/38 407,628
500,000 Time Warner Cable LLC 6.750 06/15/39 480,539
890,000 Time Warner Cable LLC 5.875 11/15/40 785,113
475,000 Time Warner Cable LLC 5.500 09/01/41 395,169
2,875,000 Time Warner Cable LLC 4.500 09/15/42 2,150,478
300,000 Time Warner Entertainment Co LP 8.375 07/15/33 329,541
450,000 Toledo Hospital 5.750 11/15/38 442,924
800,000 ViacomCBS, Inc 4.000 01/15/26 761,504
650,000 ViacomCBS, Inc 2.900 01/15/27 585,500
1,300,000 ViacomCBS, Inc 3.700 06/01/28 1,156,482
500,000 ViacomCBS, Inc 4.200 06/01/29 445,699
500,000 ViacomCBS, Inc 7.875 07/30/30 527,628
1,000,000 e ViacomCBS, Inc 4.950 01/15/31 901,297
1,500,000 e ViacomCBS, Inc 4.200 05/19/32 1,257,088
150,000 ViacomCBS, Inc 6.875 04/30/36 145,942
200,000 ViacomCBS, Inc 4.850 07/01/42 148,053
2,179,000 ViacomCBS, Inc 4.375 03/15/43 1,537,252
625,000 ViacomCBS, Inc 5.850 09/01/43 532,618
200,000 ViacomCBS, Inc 4.900 08/15/44 146,610

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 800,000 ViacomCBS, Inc 4.600% 01/15/45 $ 567,143
1,000,000 ViacomCBS, Inc 4.950 05/19/50 750,570
875,000 Walt Disney Co 3.150 09/17/25 840,112
700,000 Walt Disney Co 3.700 10/15/25 679,062
8,000,000 Walt Disney Co 1.750 01/13/26 7,403,587
500,000 Walt Disney Co 3.000 02/13/26 477,649
475,000 Walt Disney Co 1.850 07/30/26 433,624
1,500,000 e Walt Disney Co 2.950 06/15/27 1,405,364
2,000,000 e Walt Disney Co 2.200 01/13/28 1,807,401
425,000 Walt Disney Co 2.000 09/01/29 361,819
500,000 e Walt Disney Co 3.800 03/22/30 472,513
2,000,000 Walt Disney Co 2.650 01/13/31 1,741,277
229,000 Walt Disney Co 6.400 12/15/35 257,599
325,000 Walt Disney Co 6.650 11/15/37 375,780
1,000,000 Walt Disney Co 3.500 05/13/40 826,813
1,425,000 Walt Disney Co 6.150 02/15/41 1,563,104
100,000 Walt Disney Co 4.375 08/16/41 90,895
200,000 Walt Disney Co 3.700 12/01/42 165,313
225,000 Walt Disney Co 5.400 10/01/43 229,388
1,275,000 Walt Disney Co 4.125 06/01/44 1,120,379
500,000 Walt Disney Co 4.750 09/15/44 473,840
300,000 Walt Disney Co 4.950 10/15/45 289,402
100,000 Walt Disney Co 3.000 07/30/46 72,069
700,000 Walt Disney Co 4.750 11/15/46 660,197
1,600,000 Walt Disney Co 2.750 09/01/49 1,083,288
3,000,000 Walt Disney Co 4.700 03/23/50 2,867,753
2,000,000 Walt Disney Co 3.600 01/13/51 1,591,454
1,000,000 Walt Disney Co 3.800 05/13/60 798,349
2,000,000 Warnermedia Holdings, Inc 3.638 03/15/25 1,929,048
7,000,000 Warnermedia Holdings, Inc 3.755 03/15/27 6,529,364
3,325,000 Warnermedia Holdings, Inc 4.054 03/15/29 3,039,449
2,625,000 Warnermedia Holdings, Inc 4.279 03/15/32 2,328,048
2,750,000 Warnermedia Holdings, Inc 5.050 03/15/42 2,317,885
2,850,000 Warnermedia Holdings, Inc 5.141 03/15/52 2,320,607
2,975,000 Warnermedia Holdings, Inc 5.391 03/15/62 2,424,539
375,000 Weibo Corp 3.500 07/05/24 364,178
900,000 Weibo Corp 3 .375 07/08/30 716,525
1,500,000 WPP Finance 2010 3.750 09/19/24 1,454,177
TOTAL MEDIA & ENTERTAINMENT 240,305,428
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.3%
3,350,000 AbbVie, Inc 3.800 03/15/25 3,256,936
1,575,000 AbbVie, Inc 3.600 05/14/25 1,522,547
4,150,000 AbbVie, Inc 3.200 05/14/26 3,933,212
4,000,000 AbbVie, Inc 2.950 11/21/26 3,736,978
6,750,000 AbbVie, Inc 3.200 11/21/29 6,103,865
2,250,000 AbbVie, Inc 4.550 03/15/35 2,142,614
1,925,000 AbbVie, Inc 4.500 05/14/35 1,828,934
675,000 AbbVie, Inc 4.300 05/14/36 619,888
3,300,000 AbbVie, Inc 4.050 11/21/39 2,873,185
2,175,000 AbbVie, Inc 4.400 11/06/42 1,947,627
1,625,000 AbbVie, Inc 4.850 06/15/44 1,514,112
1,310,000 AbbVie, Inc 4.750 03/15/45 1,197,806
925,000 AbbVie, Inc 4.700 05/14/45 845,111
1,350,000 AbbVie, Inc 4.450 05/14/46 1,188,668
1,150,000 AbbVie, Inc 4.875 11/14/48 1,086,777
4,975,000 AbbVie, Inc 4.250 11/21/49 4,294,068
200,000 Agilent Technologies, Inc 3.050 09/22/26 185,152
500,000 Agilent Technologies, Inc 2.750 09/15/29 434,906
1,000,000 Agilent Technologies, Inc 2.100 06/04/30 821,668
1,000,000 Agilent Technologies, Inc 2.300 03/12/31 818,351

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 950,000 Amgen, Inc 3.625% 05/22/24 $ 933,413
775,000 Amgen, Inc 3.125 05/01/25 742,293
1,225,000 Amgen, Inc 2.600 08/19/26 1,134,155
3,250,000 Amgen, Inc 2.200 02/21/27 2,952,731
775,000 Amgen, Inc 3.200 11/02/27 723,705
5,000,000 Amgen, Inc 5.150 03/02/28 4,995,498
1,500,000 Amgen, Inc 1.650 08/15/28 1,283,087
1,000,000 Amgen, Inc 4.050 08/18/29 948,136
1,000,000 Amgen, Inc 2.450 02/21/30 857,303
1,175,000 Amgen, Inc 5.250 03/02/30 1,177,344
500,000 Amgen, Inc 2.300 02/25/31 415,512
850,000 Amgen, Inc 3.350 02/22/32 749,010
1,000,000 Amgen, Inc 4.200 03/01/33 933,228
2,300,000 Amgen, Inc 5.250 03/02/33 2,302,934
1,325,000 Amgen, Inc 3.150 02/21/40 1,013,266
1,500,000 Amgen, Inc 2.800 08/15/41 1,059,818
126,000 Amgen, Inc 5.150 11/15/41 121,764
1,900,000 Amgen, Inc 5.600 03/02/43 1,905,750
2,675,000 Amgen, Inc 4.400 05/01/45 2,316,847
2,128,000 Amgen, Inc 4.563 06/15/48 1,885,330
2,575,000 Amgen, Inc 3.375 02/21/50 1,886,576
2,447,000 Amgen, Inc 4.663 06/15/51 2,191,352
1,000,000 Amgen, Inc 3.000 01/15/52 666,693
1,000,000 Amgen, Inc 4.200 02/22/52 827,379
1,000,000 Amgen, Inc 4.875 03/01/53 920,098
1,450,000 Amgen, Inc 5.650 03/02/53 1,468,422
172,000 Amgen, Inc 2.770 09/01/53 106,867
1,000,000 Amgen, Inc 4.400 02/22/62 820,729
1,250,000 Amgen, Inc 5.750 03/02/63 1,268,047
2,000,000 AstraZeneca Finance LLC 1.200 05/28/26 1,804,686
1,000,000 AstraZeneca Finance LLC 4.875 03/03/28 999,425
2,000,000 AstraZeneca Finance LLC 1.750 05/28/28 1,732,871
1,000,000 AstraZeneca Finance LLC 4.900 03/03/30 1,001,875
350,000 AstraZeneca plc 3.375 11/16/25 336,529
1,000,000 AstraZeneca plc 0.700 04/08/26 893,392
950,000 AstraZeneca plc 3.125 06/12/27 891,555
1,700,000 AstraZeneca plc 4.000 01/17/29 1,639,523
1,000,000 AstraZeneca plc 1.375 08/06/30 804,599
1,900,000 AstraZeneca plc 6.450 09/15/37 2,178,360
625,000 AstraZeneca plc 4.000 09/18/42 556,784
500,000 AstraZeneca plc 4.375 11/16/45 464,566
750,000 AstraZeneca plc 4.375 08/17/48 699,413
600,000 AstraZeneca plc 2.125 08/06/50 373,060
1,500,000 AstraZeneca plc 3.000 05/28/51 1,112,522
449,000 Baxalta, Inc 4.000 06/23/25 435,589
149,000 Baxalta, Inc 5.250 06/23/45 146,860
875,000 Biogen, Inc 4.050 09/15/25 846,613
1,800,000 Biogen, Inc 2.250 05/01/30 1,503,759
1,375,000 e Biogen, Inc 3.150 05/01/50 940,684
1,346,000 Biogen, Inc 3.250 02/15/51 939,616
5,350,000 Bristol-Myers Squibb Co 2.900 07/26/24 5,209,782
2,000,000 Bristol-Myers Squibb Co 0 .750 11/13/25 1,817,212
1,000,000 Bristol-Myers Squibb Co 1.125 11/13/27 870,701
1,275,000 Bristol-Myers Squibb Co 3.900 02/20/28 1,237,805
874,000 Bristol-Myers Squibb Co 3.400 07/26/29 811,821
1,150,000 Bristol-Myers Squibb Co 1.450 11/13/30 923,265
1,400,000 Bristol-Myers Squibb Co 2.950 03/15/32 1,237,150
1,700,000 Bristol-Myers Squibb Co 4.125 06/15/39 1,549,960
125,000 Bristol-Myers Squibb Co 2.350 11/13/40 87,834
375,000 Bristol-Myers Squibb Co 3.550 03/15/42 310,922
650,000 Bristol-Myers Squibb Co 3.250 08/01/42 506,537

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 500,000 Bristol-Myers Squibb Co 4.350% 11/15/47 $ 452,092
1,786,000 Bristol-Myers Squibb Co 4 .550 02/20/48 1,665,586
2,400,000 Bristol-Myers Squibb Co 4.250 10/26/49 2,127,533
1,500,000 Bristol-Myers Squibb Co 2.550 11/13/50 975,279
2,075,000 Bristol-Myers Squibb Co 3.700 03/15/52 1,682,589
1,000,000 Bristol-Myers Squibb Co 3.900 03/15/62 803,238
200,000 Danaher Corp 3.350 09/15/25 192,572
200,000 Danaher Corp 4.375 09/15/45 180,584
400,000 Danaher Corp 2.600 10/01/50 269,894
750,000 Danaher Corp 2.800 12/10/51 517,389
975,000 Eli Lilly & Co 2.750 06/01/25 934,647
950,000 Eli Lilly & Co 3.100 05/15/27 902,629
850,000 Eli Lilly & Co 4.700 02/27/33 861,142
1,300,000 Eli Lilly & Co 2 .250 05/15/50 847,454
550,000 Eli Lilly & Co 4.875 02/27/53 564,908
750,000 Eli Lilly & Co 2.500 09/15/60 472,253
425,000 Eli Lilly & Co 4.950 02/27/63 433,720
575,000 Gilead Sciences, Inc 3.500 02/01/25 557,542
1,125,000 Gilead Sciences, Inc 3.650 03/01/26 1,082,264
525,000 Gilead Sciences, Inc 2.950 03/01/27 493,016
5,815,000 Gilead Sciences, Inc 1.650 10/01/30 4,745,857
450,000 Gilead Sciences, Inc 4.600 09/01/35 433,278
1,300,000 Gilead Sciences, Inc 4.000 09/01/36 1,172,203
325,000 Gilead Sciences, Inc 2.600 10/01/40 235,382
250,000 Gilead Sciences, Inc 5.650 12/01/41 262,893
1,025,000 Gilead Sciences, Inc 4.800 04/01/44 978,432
950,000 Gilead Sciences, Inc 4.500 02/01/45 866,506
925,000 Gilead Sciences, Inc 4.750 03/01/46 870,594
1,525,000 Gilead Sciences, Inc 4.150 03/01/47 1,323,135
2,600,000 Gilead Sciences, Inc 2.800 10/01/50 1,758,652
2,900,000 GlaxoSmithKline Capital plc 3.375 06/01/29 2,692,519
950,000 GlaxoSmithKline Capital, Inc 3.625 05/15/25 923,436
925,000 GlaxoSmithKline Capital, Inc 3.875 05/15/28 889,484
350,000 e GlaxoSmithKline Capital, Inc 5.375 04/15/34 369,005
1,243,000 GlaxoSmithKline Capital, Inc 6.375 05/15/38 1,416,424
850,000 GlaxoSmithKline Capital, Inc 4 .200 03/18/43 767,010
1,000,000 Illumina, Inc 5.750 12/13/27 1,004,406
1,500,000 Illumina, Inc 2.550 03/23/31 1,236,684
2,000,000 Johnson & Johnson 0.550 09/01/25 1,827,930
1,000,000 Johnson & Johnson 2 .450 03/01/26 944,411
2,000,000 Johnson & Johnson 0.950 09/01/27 1,748,409
2,000,000 Johnson & Johnson 1.300 09/01/30 1,642,682
1,000,000 Johnson & Johnson 4.375 12/05/33 1,009,004
250,000 Johnson & Johnson 3.550 03/01/36 224,517
450,000 Johnson & Johnson 3.625 03/03/37 404,940
250,000 Johnson & Johnson 5.950 08/15/37 281,713
675,000 Johnson & Johnson 3.400 01/15/38 588,256
375,000 Johnson & Johnson 5.850 07/15/38 418,365
1,000,000 Johnson & Johnson 2.100 09/01/40 704,495
300,000 Johnson & Johnson 4.500 12/05/43 297,467
1,200,000 Johnson & Johnson 3.700 03/01/46 1,056,498
1,625,000 Johnson & Johnson 3.750 03/03/47 1,428,433
2,100,000 Johnson & Johnson 3.500 01/15/48 1,784,472
1,500,000 Johnson & Johnson 2.250 09/01/50 993,873
1,000,000 Johnson & Johnson 2.450 09/01/60 646,833
1,450,000 Merck & Co, Inc 2 .750 02/10/25 1,395,546
2,875,000 Merck & Co, Inc 0.750 02/24/26 2,597,888
2,000,000 Merck & Co, Inc 1.700 06/10/27 1,791,661
1,000,000 e Merck & Co, Inc 4.050 05/17/28 982,619
1,500,000 Merck & Co, Inc 1 .900 12/10/28 1,309,869
1,000,000 Merck & Co, Inc 4.300 05/17/30 978,684

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 3,175,000 Merck & Co, Inc 1.450% 06/24/30 $ 2,588,903
1,150,000 Merck & Co, Inc 2.150 12/10/31 952,821
1,000,000 Merck & Co, Inc 4.500 05/17/33 991,922
1,475,000 Merck & Co, Inc 3.900 03/07/39 1,321,733
425,000 Merck & Co, Inc 2.350 06/24/40 304,332
100,000 Merck & Co, Inc 3.600 09/15/42 83,387
925,000 Merck & Co, Inc 4.150 05/18/43 840,686
1,250,000 Merck & Co, Inc 4.900 05/17/44 1,253,228
1,825,000 Merck & Co, Inc 3.700 02/10/45 1,549,521
1,600,000 Merck & Co, Inc 4.000 03/07/49 1,414,929
375,000 Merck & Co, Inc 2.450 06/24/50 245,955
625,000 Merck & Co, Inc 2.750 12/10/51 431,084
1,375,000 Merck & Co, Inc 5.000 05/17/53 1,392,929
1,100,000 Merck & Co, Inc 2.900 12/10/61 728,357
1,500,000 Merck & Co, Inc 5.150 05/17/63 1,532,046
2,800,000 Mylan NV 3.950 06/15/26 2,659,402
750,000 Mylan NV 5.250 06/15/46 591,287
500,000 Mylan, Inc 4.550 04/15/28 471,061
700,000 Mylan, Inc 5.200 04/15/48 545,390
725,000 Novartis Capital Corp 3.000 11/20/25 693,492
3,500,000 Novartis Capital Corp 2.000 02/14/27 3,207,380
2,300,000 Novartis Capital Corp 3.100 05/17/27 2,191,115
1,000,000 Novartis Capital Corp 2.200 08/14/30 864,411
400,000 Novartis Capital Corp 3.700 09/21/42 341,718
1,025,000 Novartis Capital Corp 4.400 05/06/44 981,390
1,000,000 Novartis Capital Corp 4.000 11/20/45 902,157
750,000 Novartis Capital Corp 2.750 08/14/50 545,962
500,000 PerkinElmer, Inc 3.300 09/15/29 446,790
1,000,000 PerkinElmer, Inc 2.550 03/15/31 824,068
300,000 PerkinElmer, Inc 2.250 09/15/31 240,709
1,000,000 PerkinElmer, Inc 3.625 03/15/51 727,366
5,000,000 Pfizer Investment Enterprises Pte Ltd 4.450 05/19/28 4,914,456
5,000,000 Pfizer Investment Enterprises Pte Ltd 4.650 05/19/30 4,940,318
1,300,000 Pfizer Investment Enterprises Pte Ltd 4.750 05/19/33 1,295,102
1,850,000 Pfizer Investment Enterprises Pte Ltd 5.110 05/19/43 1,854,196
1,775,000 Pfizer Investment Enterprises Pte Ltd 5.300 05/19/53 1,845,434
2,500,000 Pfizer Investment Enterprises Pte Ltd 5.340 05/19/63 2,529,871
1,175,000 Pfizer, Inc 3.400 05/15/24 1,149,700
3,000,000 Pfizer, Inc 0.800 05/28/25 2,769,760
350,000 Pfizer, Inc 2.750 06/03/26 330,743
2,850,000 Pfizer, Inc 3.000 12/15/26 2,690,820
950,000 Pfizer, Inc 3.600 09/15/28 911,605
1,550,000 Pfizer, Inc 3.450 03/15/29 1,459,272
1,500,000 Pfizer, Inc 1.750 08/18/31 1,220,907
425,000 Pfizer, Inc 4.000 12/15/36 395,982
500,000 Pfizer, Inc 4.100 09/15/38 454,977
875,000 Pfizer, Inc 3.900 03/15/39 782,479
350,000 Pfizer, Inc 7.200 03/15/39 435,746
1,250,000 Pfizer, Inc 2.550 05/28/40 920,201
625,000 Pfizer, Inc 4.300 06/15/43 579,819
1,100,000 Pfizer, Inc 4.400 05/15/44 1,043,525
1,875,000 Pfizer, Inc 4.125 12/15/46 1,680,539
1,200,000 Pfizer, Inc 4.200 09/15/48 1,105,760
2,100,000 Pfizer, Inc 4.000 03/15/49 1,875,396
1,000,000 Pfizer, Inc 2.700 05/28/50 706,264
1,000,000 Regeneron Pharmaceuticals, Inc 1.750 09/15/30 797,069
500,000 Regeneron Pharmaceuticals, Inc 2.800 09/15/50 321,973
1,000,000 Royalty Pharma plc 0.750 09/02/23 990,805
1,000,000 Royalty Pharma plc 1.200 09/02/25 901,854
375,000 Royalty Pharma plc 2.200 09/02/30 301,456
1,000,000 Royalty Pharma plc 3.300 09/02/40 711,955

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,000,000 Royalty Pharma plc 3.550% 09/02/50 $ 675,230
1,000,000 Royalty Pharma plc 3.350 09/02/51 644,238
500,000 Sanofi 3.625 06/19/28 481,525
2,100,000 Takeda Pharmaceutical Co Ltd 5.000 11/26/28 2,087,578
700,000 Takeda Pharmaceutical Co Ltd 2.050 03/31/30 581,735
2,050,000 Takeda Pharmaceutical Co Ltd 3.025 07/09/40 1,551,729
1,150,000 Takeda Pharmaceutical Co Ltd 3.175 07/09/50 809,995
1,000,000 Takeda Pharmaceutical Co Ltd 3.375 07/09/60 682,452
3,000,000 Thermo Fisher Scientific, Inc 1.215 10/18/24 2,836,713
500,000 Thermo Fisher Scientific, Inc 4.800 11/21/27 502,235
1,000,000 Thermo Fisher Scientific, Inc 1.750 10/15/28 861,680
1,500,000 Thermo Fisher Scientific, Inc 2.600 10/01/29 1,322,634
275,000 Thermo Fisher Scientific, Inc 2.000 10/15/31 224,355
500,000 Thermo Fisher Scientific, Inc 4.950 11/21/32 509,014
1,500,000 Thermo Fisher Scientific, Inc 2.800 10/15/41 1,118,043
200,000 Thermo Fisher Scientific, Inc 5.300 02/01/44 202,054
200,000 Thermo Fisher Scientific, Inc 4.100 08/15/47 178,839
1,000,000 Viatris, Inc 1.650 06/22/25 920,029
400,000 Viatris, Inc 2.300 06/22/27 349,462
375,000 Viatris, Inc 2.700 06/22/30 303,462
600,000 Viatris, Inc 3.850 06/22/40 414,628
1,950,000 Viatris, Inc 4.000 06/22/50 1,289,611
150,000 Wyeth LLC 6.500 02/01/34 167,680
275,000 Wyeth LLC 5.950 04/01/37 300,636
300,000 Zoetis, Inc 4.500 11/13/25 295,088
425,000 Zoetis, Inc 3.000 09/12/27 395,906
500,000 Zoetis, Inc 3.900 08/20/28 479,729
2,000,000 Zoetis, Inc 5.600 11/16/32 2,090,602
900,000 Zoetis, Inc 4.700 02/01/43 837,473
650,000 Zoetis, Inc 3.950 09/12/47 539,492
200,000 Zoetis, Inc 4.450 08/20/48 177,912
375,000 Zoetis, Inc 3.000 05/15/50 261,532
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 274,722,564
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
1,000,000 CBRE Services, Inc 5.950 08/15/34 987,425
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 987,425
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
500,000 Advanced Micro Devices, Inc 3.924 06/01/32 473,930
500,000 Advanced Micro Devices, Inc 4.393 06/01/52 455,229
250,000 Analog Devices, Inc 2.950 04/01/25 240,251
1,175,000 Analog Devices, Inc 3.500 12/05/26 1,131,898
400,000 g Analog Devices, Inc 3.450 06/15/27 379,079
1,000,000 Analog Devices, Inc 1 .700 10/01/28 859,285
600,000 Analog Devices, Inc 2.100 10/01/31 496,548
300,000 Analog Devices, Inc 2.800 10/01/41 222,789
1,000,000 Analog Devices, Inc 2.950 10/01/51 706,337
1,000,000 Applied Materials, Inc 3.300 04/01/27 953,635
950,000 Applied Materials, Inc 1.750 06/01/30 790,942
250,000 Applied Materials, Inc 5.100 10/01/35 253,360
100,000 Applied Materials, Inc 5.850 06/15/41 109,539
1,200,000 Applied Materials, Inc 4.350 04/01/47 1,119,587
775,000 Applied Materials, Inc 2.750 06/01/50 547,712
2,000,000 g Broadcom, Inc 1.950 02/15/28 1,729,605
300,000 g Broadcom, Inc 4.000 04/15/29 277,081
343,000 Broadcom, Inc 4.150 11/15/30 315,577
1,500,000 g Broadcom, Inc 2.450 02/15/31 1,219,952
625,000 g Broadcom, Inc 4.150 04/15/32 566,106
1,500,000 Broadcom, Inc 4.300 11/15/32 1,375,920
1,500,000 g Broadcom, Inc 2.600 02/15/33 1,172,240

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 5,883,000 g Broadcom, Inc 3.419% 04/15/33 $ 4,919,708
2,522,000 g Broadcom, Inc 3.469 04/15/34 2,068,819
6,327,000 g Broadcom, Inc 3.137 11/15/35 4,853,094
4,043,000 g Broadcom, Inc 3.187 11/15/36 3,055,510
3,336,000 g Broadcom, Inc 4.926 05/15/37 3,019,094
850,000 g Broadcom, Inc 3.500 02/15/41 635,823
3,000,000 g Broadcom, Inc 3.750 02/15/51 2,206,153
1,000,000 Dell International LLC 5.250 02/01/28 997,926
750,000 e Dell International LLC 5.750 02/01/33 757,190
2,050,000 Intel Corp 3.700 07/29/25 1,993,637
2,480,000 Intel Corp 2.600 05/19/26 2,333,630
1,000,000 Intel Corp 3.750 08/05/27 956,109
2,000,000 Intel Corp 4.875 02/10/28 1,992,442
1,500,000 Intel Corp 1.600 08/12/28 1,291,154
1,000,000 Intel Corp 4.000 08/05/29 951,361
2,500,000 Intel Corp 2.450 11/15/29 2,162,115
1,000,000 Intel Corp 5.125 02/10/30 1,006,134
1,500,000 Intel Corp 3.900 03/25/30 1,414,399
2,000,000 Intel Corp 2.000 08/12/31 1,633,806
1,000,000 Intel Corp 4.150 08/05/32 950,213
250,000 Intel Corp 4.000 12/15/32 234,832
1,500,000 Intel Corp 5.200 02/10/33 1,514,217
1,000,000 Intel Corp 2.800 08/12/41 712,420
1,000,000 Intel Corp 5.625 02/10/43 1,015,502
200,000 Intel Corp 4.100 05/19/46 167,659
675,000 Intel Corp 4.100 05/11/47 568,102
3,328,000 Intel Corp 3.734 12/08/47 2,587,107
2,500,000 Intel Corp 3.250 11/15/49 1,762,999
3,175,000 Intel Corp 4.750 03/25/50 2,869,753
1,000,000 Intel Corp 3.050 08/12/51 670,159
1,000,000 Intel Corp 4.900 08/05/52 922,969
1,500,000 Intel Corp 5.700 02/10/53 1,525,943
1,000,000 Intel Corp 3.100 02/15/60 639,563
1,000,000 Intel Corp 5.050 08/05/62 920,549
1,000,000 Intel Corp 5.900 02/10/63 1,032,719
850,000 e KLA Corp 4.650 07/15/32 847,009
1,000,000 KLA Corp 3.300 03/01/50 749,941
1,000,000 KLA Corp 4.950 07/15/52 984,608
500,000 KLA Corp 5.250 07/15/62 506,053
200,000 Lam Research Corp 3.800 03/15/25 195,313
150,000 Lam Research Corp 3.750 03/15/26 145,585
275,000 Lam Research Corp 4.000 03/15/29 265,375
125,000 Lam Research Corp 1.900 06/15/30 104,150
825,000 Lam Research Corp 4.875 03/15/49 798,640
200,000 Lam Research Corp 2.875 06/15/50 139,726
1,200,000 Lam Research Corp 3.125 06/15/60 806,934
1,000,000 Marvell Technology, Inc 1.650 04/15/26 900,686
1,000,000 Marvell Technology, Inc 2.450 04/15/28 873,082
350,000 e Marvell Technology, Inc 4.875 06/22/28 339,618
425,000 Micron Technology, Inc 4 .975 02/06/26 418,746
750,000 Micron Technology, Inc 4.185 02/15/27 718,578
1,000,000 Micron Technology, Inc 5.375 04/15/28 990,351
400,000 Micron Technology, Inc 5.327 02/06/29 393,819
1,000,000 Micron Technology, Inc 6.750 11/01/29 1,039,491
500,000 Micron Technology, Inc 4.663 02/15/30 471,476
1,000,000 Micron Technology, Inc 2.703 04/15/32 788,868
1,000,000 Micron Technology, Inc 5.875 02/09/33 995,003
1,000,000 Micron Technology, Inc 5.875 09/15/33 990,933
750,000 Micron Technology, Inc 3.366 11/01/41 523,137
750,000 Micron Technology, Inc 3.477 11/01/51 500,297
800,000 NVIDIA Corp 3.200 09/16/26 770,167

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
$ 1,000,000 NVIDIA Corp 1.550% 06/15/28 $ 872,725
750,000 NVIDIA Corp 2.850 04/01/30 680,119
1,500,000 NVIDIA Corp 2.000 06/15/31 1,256,274
1,000,000 NVIDIA Corp 3.500 04/01/40 856,091
2,067,000 NVIDIA Corp 3.500 04/01/50 1,679,711
300,000 g NXP BV 2.700 05/01/25 284,326
425,000 NXP BV 5.350 03/01/26 422,137
750,000 NXP BV 3.875 06/18/26 720,413
300,000 NXP BV 3.150 05/01/27 275,450
175,000 NXP BV 4.400 06/01/27 169,171
400,000 NXP BV 5.550 12/01/28 402,480
750,000 NXP BV 4.300 06/18/29 706,818
675,000 NXP BV 3.400 05/01/30 597,218
2,000,000 NXP BV 2.500 05/11/31 1,630,009
1,000,000 NXP BV 2.650 02/15/32 809,518
500,000 NXP BV 5.000 01/15/33 480,105
875,000 g NXP BV 3.250 05/11/41 636,850
325,000 NXP BV 3.125 02/15/42 227,358
500,000 NXP BV 3.250 11/30/51 333,286
2,000,000 g Qorvo, Inc 1.750 12/15/24 1,859,695
2,800,000 QUALCOMM, Inc 3.250 05/20/27 2,651,353
1,339,000 QUALCOMM, Inc 1.300 05/20/28 1,141,584
1,000,000 QUALCOMM, Inc 2.150 05/20/30 859,739
2,384,000 QUALCOMM, Inc 1.650 05/20/32 1,881,339
1,000,000 e QUALCOMM, Inc 5.400 05/20/33 1,052,932
750,000 QUALCOMM, Inc 4.650 05/20/35 748,663
650,000 QUALCOMM, Inc 4.800 05/20/45 630,977
1,525,000 QUALCOMM, Inc 4.300 05/20/47 1,382,571
1,000,000 QUALCOMM, Inc 4.500 05/20/52 909,684
1,000,000 QUALCOMM, Inc 6.000 05/20/53 1,119,298
300,000 Skyworks Solutions, Inc 1.800 06/01/26 267,958
1,000,000 Skyworks Solutions, Inc 3.000 06/01/31 807,807
1,500,000 Texas Instruments, Inc 4.600 02/15/28 1,502,717
1,000,000 Texas Instruments, Inc 2.250 09/04/29 872,362
325,000 Texas Instruments, Inc 1.750 05/04/30 272,926
750,000 Texas Instruments, Inc 3.650 08/16/32 696,281
1,000,000 Texas Instruments, Inc 4.900 03/14/33 1,024,585
350,000 Texas Instruments, Inc 3.875 03/15/39 313,542
2,700,000 Texas Instruments, Inc 4 .150 05/15/48 2,452,401
1,000,000 e Texas Instruments, Inc 2.700 09/15/51 693,185
1,000,000 Texas Instruments, Inc 5.000 03/14/53 1,013,089
300,000 Texas Instruments, Inc 5.050 05/18/63 300,595
550,000 TSMC Arizona Corp 1.750 10/25/26 493,293
350,000 TSMC Arizona Corp 3.875 04/22/27 336,945
1,000,000 TSMC Arizona Corp 4.125 04/22/29 953,913
1,000,000 TSMC Arizona Corp 2.500 10/25/31 838,331
1,000,000 TSMC Arizona Corp 4.250 04/22/32 969,230
1,000,000 TSMC Arizona Corp 3.125 10/25/41 798,761
1,000,000 e TSMC Arizona Corp 3.250 10/25/51 768,382
500,000 TSMC Arizona Corp 4.500 04/22/52 483,250
475,000 Xilinx, Inc 2.950 06/01/24 463,551
1,000,000 Xilinx, Inc 2.375 06/01/30 863,260
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 132,461,256
SOFTWARE & SERVICES - 0.7%
775,000 Adobe Systems, Inc 3.250 02/01/25 751,804
500,000 Adobe, Inc 1.900 02/01/25 475,134
1,000,000 Adobe, Inc 2.150 02/01/27 918,560
925,000 Adobe, Inc 2.300 02/01/30 811,419
1,000,000 Amdocs Ltd 2.538 06/15/30 834,978
250,000 Autodesk, Inc 4.375 06/15/25 244,282

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 450,000 Autodesk, Inc 3.500% 06/15/27 $ 426,125
750,000 Autodesk, Inc 2.850 01/15/30 657,536
1,000,000 Autodesk, Inc 2.400 12/15/31 818,287
1,000,000 CDW LLC 3 .276 12/01/28 867,429
1,000,000 CGI, Inc 1.450 09/14/26 883,301
1,000,000 CGI, Inc 2.300 09/14/31 782,093
1,000,000 DXC Technology Co 1.800 09/15/26 869,132
1,000,000 Fortinet, Inc 1.000 03/15/26 891,953
500,000 Genpact Luxembourg Sarl 3.375 12/01/24 481,911
1,000,000 Genpact Luxembourg Sarl 1.750 04/10/26 895,674
3,000,000 International Business Machines Corp 3.000 05/15/24 2,931,990
1,000,000 International Business Machines Corp 4.000 07/27/25 977,422
350,000 International Business Machines Corp 3.450 02/19/26 334,602
2,500,000 International Business Machines Corp 3.300 05/15/26 2,382,863
1,500,000 International Business Machines Corp 2.200 02/09/27 1,363,815
1,000,000 International Business Machines Corp 1.700 05/15/27 886,627
1,500,000 International Business Machines Corp 4.500 02/06/28 1,470,489
2,675,000 International Business Machines Corp 3.500 05/15/29 2,468,618
2,900,000 International Business Machines Corp 1.950 05/15/30 2,402,237
1,500,000 International Business Machines Corp 2.720 02/09/32 1,282,426
1,500,000 International Business Machines Corp 4.750 02/06/33 1,471,684
1,850,000 International Business Machines Corp 4.150 05/15/39 1,625,823
19,000 International Business Machines Corp 5.600 11/30/39 19,510
450,000 International Business Machines Corp 2.850 05/15/40 329,987
1,060,000 International Business Machines Corp 4.000 06/20/42 895,240
1,500,000 International Business Machines Corp 4.700 02/19/46 1,357,924
975,000 International Business Machines Corp 2.950 05/15/50 653,065
1,500,000 International Business Machines Corp 3.430 02/09/52 1,089,276
1,000,000 International Business Machines Corp 4.900 07/27/52 934,853
1,000,000 International Business Machines Corp 5.100 02/06/53 963,050
300,000 Intuit, Inc 0.950 07/15/25 274,126
350,000 Intuit, Inc 1.350 07/15/27 306,713
350,000 Intuit, Inc 1.650 07/15/30 283,916
900,000 g IQVIA, Inc 5.700 05/15/28 891,000
750,000 Kyndryl Holdings, Inc 2.050 10/15/26 647,183
750,000 Kyndryl Holdings, Inc 2.700 10/15/28 610,264
750,000 Kyndryl Holdings, Inc 3.150 10/15/31 562,747
750,000 Kyndryl Holdings, Inc 4.100 10/15/41 501,081
975,000 Microsoft Corp 2.700 02/12/25 940,291
1,075,000 Microsoft Corp 3.125 11/03/25 1,034,788
2,925,000 Microsoft Corp 2.400 08/08/26 2,745,094
8,739,000 Microsoft Corp 3.300 02/06/27 8,403,850
150,000 e Microsoft Corp 3.500 02/12/35 140,323
1,072,000 Microsoft Corp 3.450 08/08/36 977,761
8,038,000 Microsoft Corp 2.525 06/01/50 5,560,250
6,265,000 Microsoft Corp 2.921 03/17/52 4,660,956
7,374,000 Microsoft Corp 2.675 06/01/60 4,945,293
1,073,000 Microsoft Corp 3.041 03/17/62 782,427
1,225,000 Oracle Corp 3.400 07/08/24 1,194,290
900,000 Oracle Corp 2.950 11/15/24 869,096
6,500,000 Oracle Corp 2.500 04/01/25 6,169,394
1,650,000 Oracle Corp 2.950 05/15/25 1,573,763
3,000,000 Oracle Corp 1.650 03/25/26 2,722,654
2,884,000 Oracle Corp 2.650 07/15/26 2,666,189
2,000,000 Oracle Corp 4.500 05/06/28 1,945,905
1,500,000 Oracle Corp 6.150 11/09/29 1,562,351
1,000,000 Oracle Corp 2.950 04/01/30 872,866
1,500,000 Oracle Corp 4.650 05/06/30 1,449,297
400,000 Oracle Corp 3.250 05/15/30 356,757
3,000,000 Oracle Corp 2.875 03/25/31 2,561,137
1,500,000 Oracle Corp 6.250 11/09/32 1,592,238

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 1,750,000 Oracle Corp 4.900% 02/06/33 $ 1,698,733
2,497,000 Oracle Corp 4.300 07/08/34 2,267,685
650,000 Oracle Corp 3.900 05/15/35 560,855
1,225,000 Oracle Corp 3.850 07/15/36 1,022,371
4,000,000 Oracle Corp 3.800 11/15/37 3,270,422
100,000 Oracle Corp 6.500 04/15/38 106,462
470,000 Oracle Corp 6.125 07/08/39 484,902
675,000 Oracle Corp 3.600 04/01/40 522,185
325,000 Oracle Corp 5.375 07/15/40 310,166
2,000,000 Oracle Corp 3.650 03/25/41 1,540,858
500,000 Oracle Corp 4.500 07/08/44 417,859
325,000 Oracle Corp 4.125 05/15/45 254,681
2,025,000 Oracle Corp 4.000 07/15/46 1,556,438
3,100,000 Oracle Corp 4.000 11/15/47 2,386,641
7,350,000 Oracle Corp 3.600 04/01/50 5,252,009
2,000,000 Oracle Corp 3.950 03/25/51 1,512,244
1,500,000 Oracle Corp 6.900 11/09/52 1,683,552
2,375,000 Oracle Corp 5.550 02/06/53 2,299,815
500,000 Oracle Corp 4 .375 05/15/55 399,796
1,500,000 Oracle Corp 3.850 04/01/60 1,057,189
2,000,000 Oracle Corp 4.100 03/25/61 1,475,812
500,000 Roper Technologies, Inc 2.350 09/15/24 479,470
750,000 Roper Technologies, Inc 1 .000 09/15/25 681,924
1,100,000 Roper Technologies, Inc 3.800 12/15/26 1,051,712
300,000 Roper Technologies, Inc 4.200 09/15/28 287,844
500,000 Roper Technologies, Inc 2.950 09/15/29 442,019
475,000 Roper Technologies, Inc 2.000 06/30/30 388,215
750,000 Roper Technologies, Inc 1.750 02/15/31 594,939
925,000 salesforce.com, Inc 3.700 04/11/28 892,020
2,000,000 salesforce.com, Inc 1.500 07/15/28 1,722,993
1,250,000 salesforce.com, Inc 1.950 07/15/31 1,031,477
1,075,000 salesforce.com, Inc 2.700 07/15/41 789,808
1,000,000 salesforce.com, Inc 2.900 07/15/51 703,000
2,000,000 e salesforce.com, Inc 3.050 07/15/61 1,356,491
1,000,000 ServiceNow, Inc 1.400 09/01/30 791,760
1,000,000 TD SYNNEX Corp 1.750 08/09/26 871,562
1,000,000 TD SYNNEX Corp 2.375 08/09/28 819,439
1,000,000 TD SYNNEX Corp 2.650 08/09/31 766,743
750,000 VeriSign, Inc 2.700 06/15/31 624,253
500,000 VMware, Inc 4.500 05/15/25 489,692
1,500,000 VMware, Inc 1.400 08/15/26 1,324,563
725,000 VMware, Inc 3.900 08/21/27 687,318
1,500,000 VMware, Inc 1.800 08/15/28 1,257,222
1,000,000 VMware, Inc 4.700 05/15/30 954,345
1,150,000 VMware, Inc 2.200 08/15/31 903,670
500,000 Western Union Co 2.850 01/10/25 475,578
1,000,000 Western Union Co 1.350 03/15/26 886,286
1,000,000 Western Union Co 2.750 03/15/31 788,501
1,500,000 Workday, Inc 3.500 04/01/27 1,421,773
1,500,000 e Workday, Inc 3.700 04/01/29 1,391,035
TOTAL SOFTWARE & SERVICES 152,211,446
TECHNOLOGY HARDWARE & EQUIPMENT - 0.6%
200,000 Amphenol Corp 3.200 04/01/24 196,127
250,000 Amphenol Corp 2.050 03/01/25 235,958
450,000 Amphenol Corp 4.350 06/01/29 435,614
1,000,000 Amphenol Corp 2.800 02/15/30 875,671
1,000,000 Amphenol Corp 2.200 09/15/31 814,229
2,725,000 Apple, Inc 3.450 05/06/24 2,684,497
2,000,000 Apple, Inc 1.125 05/11/25 1,863,376
1,125,000 Apple, Inc 3 .200 05/13/25 1,088,360

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 3,000,000 Apple, Inc 0.700% 02/08/26 $ 2,704,422
2,825,000 Apple, Inc 3.250 02/23/26 2,720,561
1,425,000 Apple, Inc 2.450 08/04/26 1,333,947
3,250,000 Apple, Inc 2.050 09/11/26 2,994,833
1,075,000 Apple, Inc 3.350 02/09/27 1,032,274
275,000 Apple, Inc 3.200 05/11/27 262,433
3,675,000 Apple, Inc 3.000 11/13/27 3,462,452
3,000,000 e Apple, Inc 1.200 02/08/28 2,600,115
1,500,000 Apple, Inc 4.000 05/10/28 1,475,631
2,500,000 Apple, Inc 1.400 08/05/28 2,157,858
1,000,000 Apple, Inc 3.250 08/08/29 938,147
1,000,000 Apple, Inc 2.200 09/11/29 877,369
1,000,000 Apple, Inc 4.150 05/10/30 984,184
2,950,000 Apple, Inc 1.650 05/11/30 2,483,581
3,000,000 Apple, Inc 1.250 08/20/30 2,435,679
3,000,000 Apple, Inc 1.650 02/08/31 2,486,731
2,500,000 e Apple, Inc 1.700 08/05/31 2,064,104
1,000,000 e Apple, Inc 3.350 08/08/32 932,558
1,500,000 e Apple, Inc 4.300 05/10/33 1,491,898
1,600,000 e Apple, Inc 4.500 02/23/36 1,626,844
2,000,000 Apple, Inc 2.375 02/08/41 1,475,015
350,000 Apple, Inc 3.850 05/04/43 312,317
750,000 Apple, Inc 4.450 05/06/44 730,711
1,350,000 Apple, Inc 3.450 02/09/45 1,138,187
1,000,000 Apple, Inc 4.375 05/13/45 949,651
1,775,000 Apple, Inc 4.650 02/23/46 1,751,112
900,000 Apple, Inc 3.850 08/04/46 792,330
1,175,000 Apple, Inc 4.250 02/09/47 1,120,180
900,000 Apple, Inc 3.750 09/12/47 777,813
2,850,000 Apple, Inc 3.750 11/13/47 2,466,891
3,000,000 Apple, Inc 2.950 09/11/49 2,231,118
3,350,000 Apple, Inc 2.650 05/11/50 2,331,985
1,375,000 Apple, Inc 2.400 08/20/50 920,833
1,000,000 Apple, Inc 2.650 02/08/51 690,745
1,000,000 Apple, Inc 2.700 08/05/51 696,547
750,000 Apple, Inc 3.950 08/08/52 661,012
1,000,000 e Apple, Inc 4.850 05/10/53 1,024,765
25,000 e Apple, Inc 2.550 08/20/60 16,496
2,000,000 Apple, Inc 2.800 02/08/61 1,351,101
1,000,000 Apple, Inc 2.850 08/05/61 680,553
750,000 Apple, Inc 4.100 08/08/62 656,511
425,000 Arrow Electronics, Inc 3.250 09/08/24 410,085
200,000 Arrow Electronics, Inc 4.000 04/01/25 192,029
425,000 Arrow Electronics, Inc 3.875 01/12/28 392,063
1,000,000 Arrow Electronics, Inc 2.950 02/15/32 825,252
200,000 Avnet, Inc 4.625 04/15/26 194,240
1,000,000 Avnet, Inc 6.250 03/15/28 1,009,552
1,000,000 Avnet, Inc 3.000 05/15/31 796,958
575,000 CDW LLC 3.569 12/01/31 485,197
1,100,000 Cisco Systems, Inc 3.625 03/04/24 1,086,557
400,000 Cisco Systems, Inc 3.500 06/15/25 388,201
500,000 Cisco Systems, Inc 2.950 02/28/26 479,939
3,000,000 Cisco Systems, Inc 2.500 09/20/26 2,810,284
1,000,000 Cisco Systems, Inc 5.900 02/15/39 1,106,216
1,175,000 Cisco Systems, Inc 5.500 01/15/40 1,249,416
200,000 Corning, Inc 4.700 03/15/37 185,308
100,000 Corning, Inc 5.750 08/15/40 100,797
200,000 Corning, Inc 4.750 03/15/42 182,581
300,000 Corning, Inc 5.350 11/15/48 289,610
500,000 Corning, Inc 3 .900 11/15/49 374,173
825,000 Corning, Inc 4.375 11/15/57 668,216

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 200,000 Corning, Inc 5.850% 11/15/68 $ 191,713
1,000,000 Corning, Inc 5.450 11/15/79 903,266
875,000 Dell International LLC 4.000 07/15/24 860,373
2,925,000 Dell International LLC 6.020 06/15/26 2,972,997
1,050,000 Dell International LLC 4.900 10/01/26 1,042,538
2,900,000 Dell International LLC 5.300 10/01/29 2,878,856
608,000 Dell International LLC 8.100 07/15/36 711,335
2,000,000 g Dell International LLC 3.375 12/15/41 1,410,360
377,000 Dell International LLC 8.350 07/15/46 462,319
2,000,000 g Dell International LLC 3.450 12/15/51 1,341,327
800,000 Flex Ltd 4.750 06/15/25 781,056
500,000 Flex Ltd 3.750 02/01/26 475,186
500,000 Flex Ltd 6.000 01/15/28 507,788
1,000,000 Flex Ltd 4.875 05/12/30 965,793
3,000,000 Hewlett Packard Enterprise Co 4.900 10/15/25 2,962,689
2,000,000 Hewlett Packard Enterprise Co 5.250 07/01/28 1,980,762
225,000 Hewlett Packard Enterprise Co 6.200 10/15/35 235,666
1,175,000 Hewlett Packard Enterprise Co 6.350 10/15/45 1,224,414
1,000,000 HP, Inc 2.200 06/17/25 940,580
1,000,000 HP, Inc 1.450 06/17/26 897,321
1,000,000 HP, Inc 3.000 06/17/27 922,450
500,000 HP, Inc 4.750 01/15/28 487,057
1,000,000 HP, Inc 4.000 04/15/29 931,578
1,000,000 HP, Inc 3.400 06/17/30 879,547
1,000,000 HP, Inc 2.650 06/17/31 806,100
500,000 HP, Inc 4.200 04/15/32 448,436
500,000 HP, Inc 5.500 01/15/33 491,068
975,000 e HP, Inc 6.000 09/15/41 985,880
1,000,000 Jabil, Inc 1.700 04/15/26 894,736
1,000,000 Jabil, Inc 4.250 05/15/27 951,849
100,000 e Jabil, Inc 3.950 01/12/28 93,342
1,000,000 Jabil, Inc 5.450 02/01/29 992,279
750,000 Jabil, Inc 3.600 01/15/30 670,895
50,000 Jabil, Inc 3.000 01/15/31 42,486
1,500,000 Juniper Networks, Inc 1.200 12/10/25 1,342,969
200,000 Keysight Technologies, Inc 4.550 10/30/24 196,612
600,000 Keysight Technologies, Inc 4.600 04/06/27 590,394
500,000 Keysight Technologies, Inc 3.000 10/30/29 437,946
20,000 e Motorola Solutions, Inc 4.000 09/01/24 19,527
450,000 Motorola Solutions, Inc 4.600 02/23/28 436,420
500,000 Motorola Solutions, Inc 4.600 05/23/29 484,086
600,000 Motorola Solutions, Inc 2.300 11/15/30 484,658
2,250,000 Motorola Solutions, Inc 2.750 05/24/31 1,843,334
500,000 Motorola Solutions, Inc 5.600 06/01/32 495,442
200,000 Motorola Solutions, Inc 5.500 09/01/44 189,845
200,000 NetApp, Inc 3.300 09/29/24 193,642
500,000 NetApp, Inc 1.875 06/22/25 464,576
500,000 NetApp, Inc 2.375 06/22/27 453,439
750,000 NetApp, Inc 2.700 06/22/30 630,306
2,000,000 Teledyne Technologies, Inc 1.600 04/01/26 1,806,658
200,000 Tyco Electronics Group S.A. 3 .450 08/01/24 195,218
100,000 Tyco Electronics Group S.A. 3.700 02/15/26 96,456
1,150,000 Tyco Electronics Group S.A. 3.125 08/15/27 1,076,562
900,000 Tyco Electronics Group S.A. 2.500 02/04/32 754,768
1,000,000 Vontier Corp 1.800 04/01/26 887,858
1,000,000 Vontier Corp 2.400 04/01/28 832,770
1,000,000 Vontier Corp 2.950 04/01/31 799,468
1,000,000 Western Digital Corp 2.850 02/01/29 798,969
1,000,000 Western Digital Corp 3.100 02/01/32 740,067
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 130,858,032

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES - 1.1%
$ 2,000,000 America Movil SAB de C.V. 3.625% 04/22/29 $ 1,839,614
2,000,000 America Movil SAB de C.V. 2.875 05/07/30 1,738,148
440,000 America Movil SAB de C.V. 6.125 03/30/40 468,148
1,625,000 America Movil SAB de C.V. 4.375 07/16/42 1,425,657
1,500,000 e America Movil SAB de C.V. 4.375 04/22/49 1,301,525
10,000,000 AT&T, Inc 1.700 03/25/26 9,114,917
1,000,000 AT&T, Inc 2.950 07/15/26 940,457
1,000,000 AT&T, Inc 2.300 06/01/27 899,362
1,150,000 AT&T, Inc 1.650 02/01/28 988,336
4,375,000 AT&T, Inc 4.350 03/01/29 4,202,850
1,000,000 AT&T, Inc 4.300 02/15/30 949,224
3,000,000 AT&T, Inc 2.250 02/01/32 2,382,898
10,855,000 AT&T, Inc 2.550 12/01/33 8,526,342
3,000,000 AT&T, Inc 5 .400 02/15/34 3,005,153
1,825,000 AT&T, Inc 4.500 05/15/35 1,677,727
3,000,000 AT&T, Inc 3.500 06/01/41 2,303,053
300,000 AT&T, Inc 4.650 06/01/44 261,360
2,000,000 AT&T, Inc 3.650 06/01/51 1,468,240
9,860,000 AT&T, Inc 3.500 09/15/53 6,980,049
8,857,000 AT&T, Inc 3.550 09/15/55 6,200,482
6,844,000 AT&T, Inc 3.800 12/01/57 4,955,039
7,523,000 AT&T, Inc 3.650 09/15/59 5,237,656
1,000,000 AT&T, Inc 3.850 06/01/60 724,028
1,000,000 Bell Canada 3.650 03/17/51 760,124
750,000 Bell Canada, Inc 4.464 04/01/48 650,661
750,000 Bell Canada, Inc 4.300 07/29/49 634,464
1,000,000 Bell Telephone Co of Canada or Bell Canada 2.150 02/15/32 803,630
500,000 Bell Telephone Co of Canada or Bell Canada 5.100 05/11/33 493,864
450,000 Bell Telephone Co of Canada or Bell Canada 3.200 02/15/52 309,943
1,000,000 Bell Telephone Co of Canada or Bell Canada 3.650 08/15/52 758,631
1,750,000 British Telecommunications plc 5.125 12/04/28 1,720,859
1,425,000 British Telecommunications plc 9.625 12/15/30 1,753,277
750,000 Crown Castle, Inc 5.000 01/11/28 736,025
1,000,000 Crown Castle, Inc 4.800 09/01/28 970,038
1,000,000 Crown Castle, Inc 5.100 05/01/33 982,684
2,690,000 Deutsche Telekom International Finance BV 8.750 06/15/30 3,221,501
745,000 Orange S.A. 9.000 03/01/31 915,033
900,000 Orange S.A. 5.375 01/13/42 893,435
1,725,000 Orange S.A. 5.500 02/06/44 1,749,248
1,713,000 Rogers Communications, Inc 3.625 12/15/25 1,620,662
200,000 Rogers Communications, Inc 2.900 11/15/26 183,313
2,000,000 g Rogers Communications, Inc 3.200 03/15/27 1,859,390
1,500,000 g Rogers Communications, Inc 3.800 03/15/32 1,311,183
1,000,000 g Rogers Communications, Inc 4.500 03/15/42 830,102
125,000 Rogers Communications, Inc 4.500 03/15/43 103,805
300,000 Rogers Communications, Inc 5.450 10/01/43 274,762
600,000 Rogers Communications, Inc 5.000 03/15/44 527,574
150,000 Rogers Communications, Inc 4.300 02/15/48 116,692
1,500,000 Rogers Communications, Inc 4.350 05/01/49 1,184,705
1,300,000 Rogers Communications, Inc 3.700 11/15/49 920,515
1,500,000 g Rogers Communications, Inc 4.550 03/15/52 1,206,335
2,000,000 Sprint Capital Corp 6.875 11/15/28 2,119,987
2,000,000 Sprint Capital Corp 8.750 03/15/32 2,417,214
1,000,000 Sprint Corp 7.625 02/15/25 1,021,466
2,000,000 Sprint Corp 7.625 03/01/26 2,077,548
1,500,000 Telefonica Emisiones SAU 4.103 03/08/27 1,439,155
625,000 Telefonica Emisiones SAU 7.045 06/20/36 681,591
1,200,000 Telefonica Emisiones SAU 4.665 03/06/38 1,015,824
2,125,000 Telefonica Emisiones SAU 5.213 03/08/47 1,848,195
1,175,000 Telefonica Emisiones SAU 4.895 03/06/48 980,663
900,000 Telefonica Emisiones SAU 5.520 03/01/49 808,876

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 567,000 Telefonica Europe BV 8.250% 09/15/30 $ 655,182
325,000 TELUS Corp 2.800 02/16/27 300,346
300,000 TELUS Corp 3.700 09/15/27 282,156
1,000,000 TELUS Corp 3.400 05/13/32 855,827
500,000 TELUS Corp 4.600 11/16/48 429,712
750,000 TELUS Corp 4.300 06/15/49 611,130
4,000,000 T-Mobile USA, Inc 1.500 02/15/26 3,614,389
1,000,000 T-Mobile USA, Inc 2.625 04/15/26 926,747
4,000,000 T-Mobile USA, Inc 3.750 04/15/27 3,786,423
3,500,000 T-Mobile USA, Inc 2.050 02/15/28 3,034,800
1,500,000 T-Mobile USA, Inc 4.950 03/15/28 1,476,095
1,000,000 T-Mobile USA, Inc 4.800 07/15/28 979,340
1,000,000 T-Mobile USA, Inc 2 .625 02/15/29 868,528
1,000,000 T-Mobile USA, Inc 2.400 03/15/29 859,506
1,000,000 T-Mobile USA, Inc 3.375 04/15/29 903,048
825,000 T-Mobile USA, Inc 3.875 04/15/30 760,047
1,500,000 T-Mobile USA, Inc 2 .550 02/15/31 1,246,816
1,500,000 T-Mobile USA, Inc 2.250 11/15/31 1,200,058
1,000,000 T-Mobile USA, Inc 2.700 03/15/32 826,030
4,000,000 T-Mobile USA, Inc 5.200 01/15/33 3,974,283
1,425,000 T-Mobile USA, Inc 5.050 07/15/33 1,399,205
650,000 T-Mobile USA, Inc 4.375 04/15/40 574,010
1,350,000 T-Mobile USA, Inc 3.000 02/15/41 986,997
3,875,000 T-Mobile USA, Inc 4.500 04/15/50 3,324,928
2,500,000 T-Mobile USA, Inc 3.300 02/15/51 1,753,726
2,500,000 T-Mobile USA, Inc 3.400 10/15/52 1,784,140
4,000,000 T-Mobile USA, Inc 5.650 01/15/53 4,061,601
1,500,000 T-Mobile USA, Inc 3.600 11/15/60 1,052,758
2,000,000 T-Mobile USA, Inc 5.800 09/15/62 2,032,098
1,000,000 Verizon Communications, Inc 0.850 11/20/25 902,005
1,000,000 Verizon Communications, Inc 1.450 03/20/26 906,744
1,000,000 Verizon Communications, Inc 4 .125 03/16/27 970,943
2,625,000 Verizon Communications, Inc 3.000 03/22/27 2,449,416
5,000,000 Verizon Communications, Inc 2.100 03/22/28 4,392,363
4,641,000 Verizon Communications, Inc 4.329 09/21/28 4,473,942
350,000 Verizon Communications, Inc 3.875 02/08/29 328,260
9,005,000 Verizon Communications, Inc 4.016 12/03/29 8,431,235
200,000 Verizon Communications, Inc 3.150 03/22/30 177,718
1,550,000 Verizon Communications, Inc 1.500 09/18/30 1,224,966
1,533,000 Verizon Communications, Inc 1.680 10/30/30 1,210,276
3,000,000 Verizon Communications, Inc 1.750 01/20/31 2,366,802
3,925,000 Verizon Communications, Inc 2.550 03/21/31 3,277,112
11,355,000 Verizon Communications, Inc 2.355 03/15/32 9,132,649
1,000,000 Verizon Communications, Inc 5.050 05/09/33 988,872
2,000,000 Verizon Communications, Inc 2.650 11/20/40 1,391,191
1,350,000 Verizon Communications, Inc 3.400 03/22/41 1,041,939
1,000,000 Verizon Communications, Inc 2.850 09/03/41 711,225
150,000 Verizon Communications, Inc 4.000 03/22/50 121,706
2,000,000 Verizon Communications, Inc 2.875 11/20/50 1,302,975
3,725,000 Verizon Communications, Inc 3.550 03/22/51 2,778,658
1,000,000 Verizon Communications, Inc 3.875 03/01/52 788,266
8,764,000 Verizon Communications, Inc 2.987 10/30/56 5,566,551
2,000,000 Verizon Communications, Inc 3.000 11/20/60 1,249,276
6,000,000 Verizon Communications, Inc 3.700 03/22/61 4,363,320
2,000,000 Vodafone Group plc 4.125 05/30/25 1,951,423
425,000 Vodafone Group plc 6.150 02/27/37 444,844
1,900,000 Vodafone Group plc 4.375 02/19/43 1,595,587
1,000,000 Vodafone Group plc 4.875 06/19/49 885,715
1,500,000 Vodafone Group plc 4.250 09/17/50 1,202,660
825,000 Vodafone Group plc 5.625 02/10/53 808,770
500,000 Vodafone Group plc 5.125 06/19/59 442,895

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,500,000 Vodafone Group plc 5.750% 02/10/63 $ 1,450,445
TOTAL TELECOMMUNICATION SERVICES 223,383,914
TRANSPORTATION - 0.5%
389,275 American Airlines 2.875 07/11/34 325,072
150,000 Burlington Northern Santa Fe LLC 3.400 09/01/24 146,210
300,000 Burlington Northern Santa Fe LLC 3.000 04/01/25 288,736
700,000 Burlington Northern Santa Fe LLC 3.650 09/01/25 678,420
660,000 Burlington Northern Santa Fe LLC 5.750 05/01/40 698,042
250,000 Burlington Northern Santa Fe LLC 5.050 03/01/41 246,167
200,000 Burlington Northern Santa Fe LLC 4.400 03/15/42 181,125
300,000 Burlington Northern Santa Fe LLC 4.450 03/15/43 272,542
500,000 Burlington Northern Santa Fe LLC 5.150 09/01/43 494,799
500,000 Burlington Northern Santa Fe LLC 4.900 04/01/44 483,593
600,000 Burlington Northern Santa Fe LLC 4.550 09/01/44 552,363
1,275,000 Burlington Northern Santa Fe LLC 4.150 04/01/45 1,109,037
200,000 Burlington Northern Santa Fe LLC 4.700 09/01/45 185,729
1,150,000 Burlington Northern Santa Fe LLC 3.900 08/01/46 950,106
400,000 Burlington Northern Santa Fe LLC 4.125 06/15/47 345,487
1,675,000 Burlington Northern Santa Fe LLC 4.050 06/15/48 1,435,250
1,025,000 Burlington Northern Santa Fe LLC 4.150 12/15/48 893,143
750,000 Burlington Northern Santa Fe LLC 3.550 02/15/50 594,970
750,000 Burlington Northern Santa Fe LLC 3.050 02/15/51 531,300
4,000,000 Burlington Northern Santa Fe LLC 3.300 09/15/51 2,985,054
1,000,000 Burlington Northern Santa Fe LLC 4.450 01/15/53 914,997
1,500,000 Burlington Northern Santa Fe LLC 5.200 04/15/54 1,529,867
200,000 Canadian National Railway Co 2.950 11/21/24 192,981
200,000 Canadian National Railway Co 6.900 07/15/28 217,891
500,000 Canadian National Railway Co 3.850 08/05/32 465,416
200,000 Canadian National Railway Co 6.250 08/01/34 220,102
250,000 Canadian National Railway Co 3.500 11/15/42 192,185
100,000 Canadian National Railway Co 4.500 11/07/43 87,119
650,000 Canadian National Railway Co 3.200 08/02/46 480,852
725,000 Canadian National Railway Co 3.650 02/03/48 583,856
325,000 Canadian National Railway Co 4.450 01/20/49 296,585
400,000 Canadian National Railway Co 2.450 05/01/50 254,620
1,500,000 Canadian National Railway Co 4.400 08/05/52 1,374,605
1,800,000 Canadian Pacific Railway Co 2.900 02/01/25 1,728,158
100,000 Canadian Pacific Railway Co 3.125 06/01/26 93,554
2,000,000 Canadian Pacific Railway Co 1.750 12/02/26 1,797,734
300,000 Canadian Pacific Railway Co 4.000 06/01/28 286,770
500,000 Canadian Pacific Railway Co 2.875 11/15/29 441,415
100,000 Canadian Pacific Railway Co 2.050 03/05/30 83,884
200,000 Canadian Pacific Railway Co 7.125 10/15/31 226,272
600,000 Canadian Pacific Railway Co 2.450 12/02/31 525,514
250,000 Canadian Pacific Railway Co 5.950 05/15/37 263,047
475,000 Canadian Pacific Railway Co 3.000 12/02/41 388,539
100,000 Canadian Pacific Railway Co 4.300 05/15/43 86,000
175,000 Canadian Pacific Railway Co 4.950 08/15/45 163,892
800,000 Canadian Pacific Railway Co 4.700 05/01/48 726,412
500,000 Canadian Pacific Railway Co 3.500 05/01/50 382,296
1,000,000 Canadian Pacific Railway Co 3.100 12/02/51 708,759
500,000 Canadian Pacific Railway Co 4.200 11/15/69 391,813
1,275,000 Canadian Pacific Railway Co 6.125 09/15/15 1,316,624
400,000 CH Robinson Worldwide, Inc 4.200 04/15/28 383,075
300,000 CSX Corp 3.400 08/01/24 292,882
200,000 CSX Corp 3.350 11/01/25 190,983
1,200,000 CSX Corp 2.600 11/01/26 1,109,761
825,000 CSX Corp 4.250 03/15/29 798,612
600,000 CSX Corp 2.400 02/15/30 517,941
850,000 CSX Corp 4.100 11/15/32 804,052

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 100,000 CSX Corp 6.000% 10/01/36 $ 105,278
200,000 CSX Corp 6.150 05/01/37 215,260
400,000 CSX Corp 5.500 04/15/41 404,842
350,000 CSX Corp 4.400 03/01/43 305,139
600,000 CSX Corp 4.100 03/15/44 515,649
800,000 CSX Corp 3.800 11/01/46 642,859
1,050,000 CSX Corp 4.300 03/01/48 913,612
850,000 CSX Corp 4.750 11/15/48 786,342
500,000 CSX Corp 4.500 03/15/49 446,750
600,000 CSX Corp 3.350 09/15/49 442,628
1,000,000 CSX Corp 3.800 04/15/50 797,508
200,000 CSX Corp 3.950 05/01/50 162,838
800,000 CSX Corp 2.500 05/15/51 507,928
750,000 CSX Corp 4.500 11/15/52 677,407
300,000 CSX Corp 4.500 08/01/54 265,533
150,000 CSX Corp 4.250 11/01/66 123,480
800,000 CSX Corp 4.650 03/01/68 715,993
500,000 FedEx Corp 3.250 04/01/26 478,105
500,000 FedEx Corp 4.200 10/17/28 481,174
1,000,000 FedEx Corp 3.100 08/05/29 899,983
500,000 FedEx Corp 4.250 05/15/30 477,726
1,500,000 FedEx Corp 2.400 05/15/31 1,244,705
1,000,000 FedEx Corp 4.900 01/15/34 977,653
200,000 FedEx Corp 3.900 02/01/35 176,112
2,000,000 FedEx Corp 3.250 05/15/41 1,493,327
275,000 FedEx Corp 5.100 01/15/44 256,017
1,100,000 FedEx Corp 4.750 11/15/45 977,596
600,000 FedEx Corp 4.550 04/01/46 517,649
450,000 FedEx Corp 4.400 01/15/47 380,472
900,000 FedEx Corp 4.050 02/15/48 719,071
500,000 FedEx Corp 4.950 10/17/48 458,959
1,500,000 FedEx Corp 5.250 05/15/50 1,441,501
200,000 FedEx Corp 4.500 02/01/65 152,851
1,000,000 GXO Logistics, Inc 1.650 07/15/26 869,537
500,000 JB Hunt Transport Services, Inc 3.875 03/01/26 482,115
350,000 Kirby Corp 4.200 03/01/28 326,324
350,000 Norfolk Southern Corp 2.900 06/15/26 329,203
300,000 Norfolk Southern Corp 3.150 06/01/27 281,005
700,000 Norfolk Southern Corp 3.800 08/01/28 661,939
1,000,000 Norfolk Southern Corp 3.000 03/15/32 860,611
1,000,000 Norfolk Southern Corp 4.450 03/01/33 956,849
16,000 Norfolk Southern Corp 4.837 10/01/41 14,799
300,000 Norfolk Southern Corp 4.450 06/15/45 259,778
200,000 Norfolk Southern Corp 4.650 01/15/46 179,137
303,000 Norfolk Southern Corp 3.942 11/01/47 244,792
1,450,000 Norfolk Southern Corp 4.150 02/28/48 1,218,052
500,000 Norfolk Southern Corp 4.100 05/15/49 418,973
500,000 Norfolk Southern Corp 3.400 11/01/49 368,370
1,000,000 Norfolk Southern Corp 3.050 05/15/50 691,376
1,000,000 Norfolk Southern Corp 2.900 08/25/51 661,822
175,000 Norfolk Southern Corp 4.050 08/15/52 143,960
1,000,000 Norfolk Southern Corp 3.700 03/15/53 769,788
300,000 Norfolk Southern Corp 4.550 06/01/53 270,914
1,170,000 Norfolk Southern Corp 3.155 05/15/55 799,817
1,000,000 Norfolk Southern Corp 4.100 05/15/21 704,970
550,000 Ryder System, Inc 3.650 03/18/24 540,839
500,000 Ryder System, Inc 2.500 09/01/24 480,093
300,000 Ryder System, Inc 4.625 06/01/25 292,991
500,000 Ryder System, Inc 3.350 09/01/25 474,597
1,000,000 Ryder System, Inc 1.750 09/01/26 893,740
500,000 Ryder System, Inc 2.900 12/01/26 458,058

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 1,000,000 Ryder System, Inc 2.850% 03/01/27 $ 913,568
1,000,000 Ryder System, Inc 5.650 03/01/28 1,000,418
1,250,000 Southwest Airlines Co 5 .250 05/04/25 1,236,659
200,000 Southwest Airlines Co 3.000 11/15/26 183,741
1,000,000 Southwest Airlines Co 5.125 06/15/27 992,246
200,000 Southwest Airlines Co 3.450 11/16/27 183,567
300,000 Southwest Airlines Co 2.625 02/10/30 254,986
200,000 Union Pacific Corp 3.250 01/15/25 193,431
500,000 Union Pacific Corp 3.750 07/15/25 485,312
200,000 Union Pacific Corp 3.250 08/15/25 192,287
300,000 Union Pacific Corp 2.750 03/01/26 283,718
2,500,000 Union Pacific Corp 2.375 05/20/31 2,113,955
1,000,000 Union Pacific Corp 2.800 02/14/32 862,842
500,000 e Union Pacific Corp 4.500 01/20/33 491,644
100,000 Union Pacific Corp 3.375 02/01/35 85,562
2,525,000 Union Pacific Corp 2.891 04/06/36 2,013,146
100,000 Union Pacific Corp 3.600 09/15/37 85,274
500,000 Union Pacific Corp 3.550 08/15/39 419,218
1,500,000 Union Pacific Corp 3.200 05/20/41 1,178,819
500,000 Union Pacific Corp 3.375 02/14/42 399,510
200,000 Union Pacific Corp 3.350 08/15/46 148,484
300,000 Union Pacific Corp 4.000 04/15/47 253,284
4,000,000 Union Pacific Corp 3.250 02/05/50 2,987,963
1,070,000 Union Pacific Corp 3.799 10/01/51 876,336
500,000 Union Pacific Corp 2.950 03/10/52 347,001
1,000,000 Union Pacific Corp 3.500 02/14/53 772,645
1,000,000 Union Pacific Corp 4.950 05/15/53 995,291
200,000 Union Pacific Corp 3.875 02/01/55 161,358
300,000 Union Pacific Corp 3.950 08/15/59 242,625
1,000,000 Union Pacific Corp 3.839 03/20/60 795,456
1,500,000 Union Pacific Corp 3.550 05/20/61 1,099,850
2,000,000 Union Pacific Corp 2.973 09/16/62 1,302,234
200,000 Union Pacific Corp 4.100 09/15/67 165,425
500,000 Union Pacific Corp 3.750 02/05/70 378,176
500,000 Union Pacific Corp 3.799 04/06/71 381,403
500,000 Union Pacific Corp 3.850 02/14/72 384,352
2,000,000 United Air (Mileage Plus Holdings LLC) 5.800 01/15/36 2,032,194
500,000 United Parcel Service, Inc 2.200 09/01/24 481,791
300,000 United Parcel Service, Inc 2.800 11/15/24 290,009
125,000 United Parcel Service, Inc 2.400 11/15/26 116,364
875,000 United Parcel Service, Inc 3.050 11/15/27 823,984
500,000 United Parcel Service, Inc 3.400 03/15/29 471,739
500,000 United Parcel Service, Inc 2.500 09/01/29 442,552
2,000,000 United Parcel Service, Inc 4.875 03/03/33 2,021,096
510,000 United Parcel Service, Inc 6.200 01/15/38 570,086
450,000 United Parcel Service, Inc 3.625 10/01/42 374,097
400,000 United Parcel Service, Inc 3.400 11/15/46 309,493
1,550,000 United Parcel Service, Inc 3.750 11/15/47 1,296,114
300,000 United Parcel Service, Inc 4.250 03/15/49 269,510
500,000 United Parcel Service, Inc 3.400 09/01/49 398,092
1,630,000 United Parcel Service, Inc 5.300 04/01/50 1,712,276
1,000,000 United Parcel Service, Inc 5.050 03/03/53 1,017,082
TOTAL TRANSPORTATION 105,220,871
UTILITIES - 2.3%
200,000 AEP Texas, Inc 3.950 06/01/28 187,735
550,000 AEP Texas, Inc 2.100 07/01/30 449,127
500,000 AEP Texas, Inc 4.700 05/15/32 478,451
200,000 AEP Texas, Inc 3.800 10/01/47 151,094
100,000 AEP Texas, Inc 4.150 05/01/49 79,999
850,000 AEP Texas, Inc 3.450 05/15/51 604,516

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 AEP Transmission Co LLC 3.100% 12/01/26 $ 187,386
600,000 AEP Transmission Co LLC 4.000 12/01/46 502,912
500,000 AEP Transmission Co LLC 3.750 12/01/47 398,923
200,000 AEP Transmission Co LLC 4.250 09/15/48 171,857
300,000 AEP Transmission Co LLC 3.800 06/15/49 239,646
550,000 AEP Transmission Co LLC 2.750 08/15/51 354,503
300,000 AEP Transmission Co LLC 5.400 03/15/53 308,308
600,000 AES Corp 1.375 01/15/26 535,914
1,000,000 AES Corp 5.450 06/01/28 981,937
675,000 AES Corp 2.450 01/15/31 545,593
575,000 Alabama Power Co 1.450 09/15/30 455,078
200,000 Alabama Power Co 3.850 12/01/42 164,907
400,000 Alabama Power Co 3.750 03/01/45 314,377
300,000 Alabama Power Co 4.300 01/02/46 252,193
350,000 Alabama Power Co 3.700 12/01/47 271,745
1,000,000 Alabama Power Co 4.300 07/15/48 851,380
1,000,000 Alabama Power Co 3.125 07/15/51 691,484
1,000,000 Alabama Power Co 3.000 03/15/52 674,874
350,000 Ameren Corp 2.500 09/15/24 335,388
2,000,000 Ameren Corp 1.750 03/15/28 1,712,658
300,000 Ameren Illinois Co 3.800 05/15/28 285,740
750,000 Ameren Illinois Co 1.550 11/15/30 594,833
500,000 Ameren Illinois Co 3.850 09/01/32 458,908
725,000 Ameren Illinois Co 4.950 06/01/33 719,241
125,000 Ameren Illinois Co 4.150 03/15/46 105,072
1,150,000 Ameren Illinois Co 3.700 12/01/47 923,810
575,000 Ameren Illinois Co 4.500 03/15/49 522,591
325,000 Ameren Illinois Co 2.900 06/15/51 218,620
325,000 Ameren Illinois Co 5.900 12/01/52 353,913
350,000 American Electric Power Co, Inc 3.200 11/13/27 323,334
700,000 American Electric Power Co, Inc 4.300 12/01/28 667,494
500,000 American Electric Power Co, Inc 2.300 03/01/30 414,677
1,000,000 American Electric Power Co, Inc 5.625 03/01/33 1,016,659
1,000,000 American Electric Power Co, Inc 3.875 02/15/62 794,230
300,000 American Water Capital Corp 3.400 03/01/25 290,100
200,000 American Water Capital Corp 2.950 09/01/27 184,497
500,000 American Water Capital Corp 3.750 09/01/28 471,948
750,000 American Water Capital Corp 3.450 06/01/29 696,087
100,000 American Water Capital Corp 2 .800 05/01/30 87,409
1,250,000 American Water Capital Corp 2.300 06/01/31 1,037,590
225,000 American Water Capital Corp 4.300 12/01/42 197,746
150,000 American Water Capital Corp 4.300 09/01/45 128,999
100,000 American Water Capital Corp 4.000 12/01/46 80,672
1,175,000 American Water Capital Corp 3.750 09/01/47 929,727
500,000 American Water Capital Corp 4.200 09/01/48 420,946
500,000 American Water Capital Corp 4.150 06/01/49 418,577
675,000 American Water Capital Corp 3.450 05/01/50 502,904
1,250,000 e American Water Capital Corp 3.250 06/01/51 907,879
200,000 Appalachian Power Co 3.300 06/01/27 186,680
1,000,000 Appalachian Power Co 2.700 04/01/31 832,854
500,000 Appalachian Power Co 4.500 08/01/32 468,564
300,000 Appalachian Power Co 4.500 03/01/49 252,377
775,000 Appalachian Power Co 3.700 05/01/50 584,160
125,000 Aqua America, Inc 3.566 05/01/29 113,685
200,000 Aqua America, Inc 4.276 05/01/49 161,977
200,000 Arizona Public Service Co 2.950 09/15/27 181,498
1,000,000 Arizona Public Service Co 2.600 08/15/29 853,425
750,000 Arizona Public Service Co 6.350 12/15/32 795,638
750,000 Arizona Public Service Co 5.550 08/01/33 750,543
350,000 Arizona Public Service Co 4.500 04/01/42 298,759
200,000 Arizona Public Service Co 4.350 11/15/45 160,562

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 410,000 Arizona Public Service Co 3.750% 05/15/46 $ 303,073
200,000 Arizona Public Service Co 4.200 08/15/48 156,636
200,000 Arizona Public Service Co 4.250 03/01/49 159,663
300,000 Arizona Public Service Co 3.500 12/01/49 209,667
500,000 Arizona Public Service Co 3.350 05/15/50 344,845
750,000 Arizona Public Service Co 2.650 09/15/50 456,988
900,000 Atlantic City Electric Co 4.000 10/15/28 856,838
425,000 Atlantic City Electric Co 2.300 03/15/31 350,882
1,000,000 Atmos Energy Corp 2.625 09/15/29 879,041
750,000 Atmos Energy Corp 1.500 01/15/31 589,275
175,000 Atmos Energy Corp 5.450 10/15/32 180,513
100,000 Atmos Energy Corp 5.500 06/15/41 99,882
125,000 Atmos Energy Corp 4.150 01/15/43 107,790
600,000 Atmos Energy Corp 4.125 10/15/44 504,716
500,000 Atmos Energy Corp 4.300 10/01/48 434,543
300,000 Atmos Energy Corp 4.125 03/15/49 252,192
1,500,000 Atmos Energy Corp 2.850 02/15/52 1,012,840
500,000 Atmos Energy Corp 5.750 10/15/52 529,190
500,000 Avangrid, Inc 3.150 12/01/24 479,563
300,000 Avangrid, Inc 3.200 04/15/25 285,211
625,000 Avangrid, Inc 3.800 06/01/29 569,568
150,000 Avista Corp 4.350 06/01/48 129,483
550,000 Avista Corp 4.000 04/01/52 436,791
200,000 Baltimore Gas & Electric Co 2.400 08/15/26 183,726
150,000 Baltimore Gas & Electric Co 3.500 08/15/46 113,166
200,000 Baltimore Gas & Electric Co 3.750 08/15/47 156,158
200,000 Baltimore Gas & Electric Co 4.250 09/15/48 169,885
500,000 Baltimore Gas & Electric Co 3.200 09/15/49 361,990
775,000 Baltimore Gas & Electric Co 2.900 06/15/50 516,649
1,500,000 Baltimore Gas and Electric Co 2.250 06/15/31 1,248,174
500,000 Baltimore Gas and Electric Co 4.550 06/01/52 444,623
500,000 Baltimore Gas and Electric Co 5.400 06/01/53 507,951
350,000 Berkshire Hathaway Energy Co 3.500 02/01/25 338,173
175,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 161,067
2,500,000 Berkshire Hathaway Energy Co 1.650 05/15/31 1,938,609
950,000 Berkshire Hathaway Energy Co 6.125 04/01/36 991,200
1,032,000 Berkshire Hathaway Energy Co 5.950 05/15/37 1,062,737
725,000 Berkshire Hathaway Energy Co 5.150 11/15/43 673,588
975,000 Berkshire Hathaway Energy Co 4.500 02/01/45 833,674
1,250,000 Berkshire Hathaway Energy Co 3.800 07/15/48 966,119
1,025,000 Berkshire Hathaway Energy Co 4.450 01/15/49 864,417
2,500,000 Berkshire Hathaway Energy Co 2.850 05/15/51 1,615,935
200,000 Black Hills Corp 4.250 11/30/23 198,604
100,000 Black Hills Corp 3.950 01/15/26 95,546
100,000 Black Hills Corp 3.150 01/15/27 92,662
1,500,000 Black Hills Corp 5.950 03/15/28 1,517,484
550,000 Black Hills Corp 2.500 06/15/30 453,406
300,000 Black Hills Corp 4.350 05/01/33 267,198
200,000 Black Hills Corp 4.200 09/15/46 157,033
200,000 CenterPoint Energy Houston Electric LLC 2.400 09/01/26 183,766
300,000 CenterPoint Energy Houston Electric LLC 3.000 02/01/27 280,332
275,000 CenterPoint Energy Houston Electric LLC 2.350 04/01/31 230,620
100,000 CenterPoint Energy Houston Electric LLC 6.950 03/15/33 113,537
500,000 CenterPoint Energy Houston Electric LLC 4.950 04/01/33 499,103
300,000 CenterPoint Energy Houston Electric LLC 3.950 03/01/48 247,477
150,000 CenterPoint Energy Houston Electric LLC 2.900 07/01/50 101,878
875,000 CenterPoint Energy Houston Electric LLC 3.350 04/01/51 652,782
500,000 CenterPoint Energy Houston Electric LLC 3.600 03/01/52 387,798
100,000 CenterPoint Energy Houston Electric LLC 5.300 04/01/53 102,167
1,000,000 CenterPoint Energy Resources Corp 5.250 03/01/28 999,595
200,000 CenterPoint Energy Resources Corp 4.000 04/01/28 190,753

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 575,000 CenterPoint Energy Resources Corp 1.750% 10/01/30 $ 461,016
500,000 CenterPoint Energy Resources Corp 4.400 07/01/32 477,360
1,000,000 CenterPoint Energy Resources Corp 5.400 03/01/33 1,017,963
700,000 CenterPoint Energy Resources Corp 4.100 09/01/47 572,363
500,000 CenterPoint Energy, Inc 2.500 09/01/24 480,004
135,000 CenterPoint Energy, Inc 4 .250 11/01/28 126,274
750,000 CenterPoint Energy, Inc 2.950 03/01/30 652,914
1,000,000 CenterPoint Energy, Inc 2.650 06/01/31 833,853
500,000 CenterPoint Energy, Inc 3.700 09/01/49 375,078
3,200,000 Cheniere Corpus Christi Holdings LLC 3.700 11/15/29 2,897,325
2,000,000 Cheniere Corpus Christi Holdings LLC 2.742 12/31/39 1,576,356
2,500,000 Cigna Group 5.400 03/15/33 2,544,085
425,000 Cleco Corporate Holdings LLC 3.743 05/01/26 397,781
300,000 Cleco Corporate Holdings LLC 3.375 09/15/29 254,450
200,000 Cleco Corporate Holdings LLC 4.973 05/01/46 168,246
790,000 CMS Energy Corp 3.450 08/15/27 738,438
1,000,000 CMS Energy Corp 3.750 12/01/50 771,800
250,000 Commonwealth Edison Co 2.550 06/15/26 233,540
300,000 Commonwealth Edison Co 3.700 08/15/28 283,051
500,000 Commonwealth Edison Co 2.200 03/01/30 422,647
1,000,000 Commonwealth Edison Co 3.150 03/15/32 877,754
1,000,000 Commonwealth Edison Co 4.900 02/01/33 995,559
200,000 Commonwealth Edison Co 3.800 10/01/42 165,326
300,000 Commonwealth Edison Co 4.700 01/15/44 274,521
100,000 Commonwealth Edison Co 3.700 03/01/45 79,325
250,000 Commonwealth Edison Co 3.650 06/15/46 195,425
400,000 Commonwealth Edison Co 3.750 08/15/47 316,363
1,175,000 Commonwealth Edison Co 4 .000 03/01/48 981,812
1,300,000 Commonwealth Edison Co 4.000 03/01/49 1,075,851
500,000 Commonwealth Edison Co 3.200 11/15/49 357,668
500,000 Commonwealth Edison Co 3.000 03/01/50 344,720
1,000,000 Commonwealth Edison Co 3.125 03/15/51 700,811
500,000 Commonwealth Edison Co 2.750 09/01/51 323,095
500,000 Commonwealth Edison Co 5.300 02/01/53 508,136
625,000 Connecticut Light & Power Co 3.200 03/15/27 588,291
400,000 Connecticut Light & Power Co 4.300 04/15/44 345,647
250,000 Connecticut Light & Power Co 4.150 06/01/45 212,217
775,000 Connecticut Light & Power Co 4.000 04/01/48 652,449
500,000 Connecticut Light and Power Co 2.050 07/01/31 406,844
1,000,000 h Connecticut Light and Power Co 4.900 07/01/33 994,564
500,000 Connecticut Light and Power Co 5.250 01/15/53 507,276
200,000 Consolidated Edison Co of New York, Inc 3.800 05/15/28 189,864
300,000 Consolidated Edison Co of New York, Inc 4.000 12/01/28 286,145
100,000 Consolidated Edison Co of New York, Inc 3.350 04/01/30 90,845
2,000,000 Consolidated Edison Co of New York, Inc 2.400 06/15/31 1,664,723
1,000,000 Consolidated Edison Co of New York, Inc 5.200 03/01/33 1,010,740
200,000 Consolidated Edison Co of New York, Inc 4.200 03/15/42 169,504
550,000 Consolidated Edison Co of New York, Inc 3.950 03/01/43 448,354
1,475,000 Consolidated Edison Co of New York, Inc 4.450 03/15/44 1,294,652
150,000 Consolidated Edison Co of New York, Inc 4.500 12/01/45 130,474
400,000 Consolidated Edison Co of New York, Inc 3.850 06/15/46 309,555
400,000 Consolidated Edison Co of New York, Inc 3.875 06/15/47 313,581
300,000 Consolidated Edison Co of New York, Inc 4.650 12/01/48 266,987
500,000 Consolidated Edison Co of New York, Inc 4.125 05/15/49 409,759
700,000 Consolidated Edison Co of New York, Inc 3.950 04/01/50 572,018
1,000,000 Consolidated Edison Co of New York, Inc 3.200 12/01/51 693,145
1,000,000 Consolidated Edison Co of New York, Inc 6.150 11/15/52 1,099,322
850,000 Consolidated Edison Co of New York, Inc 4.625 12/01/54 729,485
200,000 Consolidated Edison Co of New York, Inc 4.300 12/01/56 162,325
1,300,000 Consolidated Edison Co of New York, Inc 4.000 11/15/57 1,014,292
400,000 Consolidated Edison Co of New York, Inc 4.500 05/15/58 333,710

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Consolidated Edison Co of New York, Inc 3.700% 11/15/59 $ 730,525
1,000,000 Consolidated Edison Co of New York, Inc 3.000 12/01/60 635,341
1,000,000 Consolidated Edison Co of New York, Inc 3.600 06/15/61 725,199
750,000 Constellation Energy Generation LLC 5.600 03/01/28 755,744
750,000 Constellation Energy Generation LLC 5.800 03/01/33 767,724
200,000 Consumers Energy Co 3.375 08/15/23 199,505
500,000 Consumers Energy Co 4.650 03/01/28 496,076
250,000 Consumers Energy Co 3.800 11/15/28 235,764
275,000 Consumers Energy Co 3.600 08/15/32 247,703
500,000 Consumers Energy Co 4.625 05/15/33 486,358
600,000 Consumers Energy Co 3.950 07/15/47 499,007
600,000 Consumers Energy Co 4.050 05/15/48 506,802
350,000 Consumers Energy Co 4.350 04/15/49 307,408
500,000 Consumers Energy Co 3.750 02/15/50 398,148
500,000 Consumers Energy Co 3.100 08/15/50 353,228
150,000 Consumers Energy Co 3.500 08/01/51 114,636
287,000 Consumers Energy Co 2.650 08/15/52 183,900
500,000 Consumers Energy Co 4.200 09/01/52 427,807
291,000 Consumers Energy Co 2.500 05/01/60 167,039
300,000 Dayton Power & Light Co 3.950 06/15/49 233,508
200,000 Delmarva Power & Light Co 4.150 05/15/45 166,214
925,000 Dominion Energy South Carolina, Inc 2.300 12/01/31 750,599
300,000 Dominion Energy, Inc 3.300 03/15/25 287,217
1,750,000 Dominion Energy, Inc 3.900 10/01/25 1,685,764
1,000,000 Dominion Energy, Inc 1.450 04/15/26 897,784
775,000 Dominion Energy, Inc 3.600 03/15/27 730,431
500,000 Dominion Energy, Inc 4.250 06/01/28 476,949
303,000 Dominion Energy, Inc 3.375 04/01/30 271,019
500,000 Dominion Energy, Inc 2.250 08/15/31 402,821
500,000 Dominion Energy, Inc 4.350 08/15/32 467,641
1,000,000 Dominion Energy, Inc 5.375 11/15/32 1,003,423
475,000 Dominion Energy, Inc 3.300 04/15/41 352,675
200,000 Dominion Energy, Inc 4.700 12/01/44 172,961
500,000 Dominion Energy, Inc 4.600 03/15/49 428,978
500,000 Dominion Energy, Inc 4.850 08/15/52 443,673
225,000 Dominion Energy, Inc (Step Bond) 3.071 08/15/24 217,305
500,000 DTE Electric Co 1.900 04/01/28 437,441
1,500,000 DTE Electric Co 3.000 03/01/32 1,291,808
1,000,000 DTE Electric Co 5.200 04/01/33 1,016,086
200,000 DTE Electric Co 4.000 04/01/43 167,070
100,000 DTE Electric Co 3.700 06/01/46 78,158
500,000 DTE Electric Co 3.750 08/15/47 392,853
1,000,000 DTE Electric Co 4.050 05/15/48 830,587
525,000 DTE Electric Co 3.950 03/01/49 431,371
1,000,000 DTE Electric Co 2.950 03/01/50 680,222
400,000 DTE Electric Co 3.250 04/01/51 289,320
450,000 DTE Electric Co 3.650 03/01/52 350,473
1,000,000 DTE Energy Co 1.050 06/01/25 915,930
327,000 DTE Energy Co 3.400 06/15/29 292,239
500,000 DTE Energy Co 2.950 03/01/30 432,437
1,500,000 DTE Energy Co (Step Bond) 4.220 11/01/24 1,466,416
200,000 Duke Energy Carolinas LLC 2.950 12/01/26 187,921
500,000 Duke Energy Carolinas LLC 3.950 11/15/28 477,469
500,000 Duke Energy Carolinas LLC 2.450 08/15/29 431,282
1,500,000 Duke Energy Carolinas LLC 2.550 04/15/31 1,272,825
375,000 Duke Energy Carolinas LLC 2.850 03/15/32 318,724
1,300,000 Duke Energy Carolinas LLC 4.950 01/15/33 1,290,371
125,000 Duke Energy Carolinas LLC 5.300 02/15/40 125,408
300,000 Duke Energy Carolinas LLC 3.750 06/01/45 235,990
200,000 Duke Energy Carolinas LLC 3.875 03/15/46 159,290
1,750,000 Duke Energy Carolinas LLC 3.700 12/01/47 1,371,485

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,500,000 Duke Energy Carolinas LLC 3.950% 03/15/48 $ 1,222,230
1,000,000 Duke Energy Carolinas LLC 3.200 08/15/49 719,255
1,500,000 Duke Energy Carolinas LLC 3.450 04/15/51 1,096,076
1,000,000 Duke Energy Carolinas LLC 5.350 01/15/53 1,012,953
500,000 Duke Energy Carolinas LLC 5.400 01/15/54 509,421
300,000 Duke Energy Corp 3.950 10/15/23 298,141
2,700,000 Duke Energy Corp 2.650 09/01/26 2,495,411
350,000 Duke Energy Corp 3.150 08/15/27 323,143
1,000,000 Duke Energy Corp 5.000 12/08/27 993,189
1,000,000 Duke Energy Corp 4.300 03/15/28 960,600
1,000,000 Duke Energy Corp 2.450 06/01/30 839,741
1,000,000 Duke Energy Corp 2.550 06/15/31 823,980
1,000,000 Duke Energy Corp 3.300 06/15/41 736,607
300,000 Duke Energy Corp 4.800 12/15/45 268,768
1,975,000 Duke Energy Corp 3.750 09/01/46 1,493,936
500,000 Duke Energy Corp 4.200 06/15/49 405,564
1,000,000 Duke Energy Corp 3.500 06/15/51 724,130
500,000 Duke Energy Corp 5.000 08/15/52 457,069
750,000 Duke Energy Corp 3.250 01/15/82 556,895
1,200,000 Duke Energy Florida LLC 3.200 01/15/27 1,136,827
1,000,000 Duke Energy Florida LLC 2.400 12/15/31 821,245
375,000 Duke Energy Florida LLC 6.400 06/15/38 411,304
500,000 Duke Energy Florida LLC 3.400 10/01/46 373,468
300,000 Duke Energy Florida LLC 4.200 07/15/48 255,532
1,000,000 Duke Energy Florida LLC 3.000 12/15/51 685,058
1,000,000 Duke Energy Florida LLC 5.950 11/15/52 1,089,252
300,000 Duke Energy Indiana LLC 3.750 05/15/46 232,703
500,000 Duke Energy Indiana LLC 3.250 10/01/49 357,530
275,000 Duke Energy Indiana LLC 2.750 04/01/50 175,620
500,000 Duke Energy Indiana LLC 5.400 04/01/53 503,939
200,000 Duke Energy Ohio, Inc 3.650 02/01/29 185,759
25,000 Duke Energy Ohio, Inc 2.125 06/01/30 20,711
750,000 Duke Energy Ohio, Inc 5.250 04/01/33 755,328
200,000 Duke Energy Ohio, Inc 3.700 06/15/46 151,941
200,000 Duke Energy Ohio, Inc 4.300 02/01/49 167,207
500,000 Duke Energy Ohio, Inc 5.650 04/01/53 512,451
300,000 Duke Energy Progress LLC 3.250 08/15/25 287,772
300,000 Duke Energy Progress LLC 3.700 09/01/28 283,351
5,357,000 Duke Energy Progress LLC 3.450 03/15/29 4,911,536
1,500,000 Duke Energy Progress LLC 2.000 08/15/31 1,206,352
750,000 Duke Energy Progress LLC 5.250 03/15/33 761,769
400,000 Duke Energy Progress LLC 4.375 03/30/44 346,618
500,000 Duke Energy Progress LLC 4.150 12/01/44 414,657
300,000 Duke Energy Progress LLC 4.200 08/15/45 249,726
500,000 Duke Energy Progress LLC 3.700 10/15/46 388,245
200,000 Duke Energy Progress LLC 3.600 09/15/47 153,196
600,000 Duke Energy Progress LLC 2.500 08/15/50 372,347
500,000 Duke Energy Progress LLC 2.900 08/15/51 333,832
750,000 Duke Energy Progress LLC 5.350 03/15/53 754,769
250,000 Eastern Energy Gas Holdings LLC 2.500 11/15/24 238,754
134,000 Eastern Energy Gas Holdings LLC 3.600 12/15/24 129,242
800,000 Edison International 3.550 11/15/24 773,134
750,000 Edison International 5.750 06/15/27 750,035
300,000 Edison International 4.125 03/15/28 279,964
1,000,000 Edison International 5.250 11/15/28 973,090
500,000 Edison International 6.950 11/15/29 525,938
200,000 El Paso Electric Co 5.000 12/01/44 177,163
1,075,000 Emera US Finance LP 3.550 06/15/26 1,016,477
2,000,000 Emera US Finance LP 2.639 06/15/31 1,596,425
625,000 Emera US Finance LP 4.750 06/15/46 507,001
50,000 Empresa Nacional de Electricidad S.A. 4.250 04/15/24 48,956

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 675,000 Enel Chile S.A. 4.875% 06/12/28 $ 648,966
400,000 Enersis Americas S.A. 4.000 10/25/26 385,404
175,000 Entergy Arkansas LLC 3.700 06/01/24 171,989
600,000 Entergy Arkansas LLC 3.500 04/01/26 574,349
1,000,000 Entergy Arkansas LLC 5.150 01/15/33 1,002,140
200,000 Entergy Arkansas LLC 4.200 04/01/49 167,224
425,000 Entergy Arkansas LLC 2.650 06/15/51 264,516
750,000 Entergy Arkansas LLC 3.350 06/15/52 536,074
1,000,000 Entergy Corp 0.900 09/15/25 898,102
1,300,000 Entergy Corp 2.950 09/01/26 1,200,489
1,000,000 Entergy Corp 1.900 06/15/28 852,225
175,000 Entergy Corp 2.800 06/15/30 148,333
625,000 Entergy Corp 2.400 06/15/31 506,162
500,000 Entergy Corp 3.750 06/15/50 368,455
605,000 Entergy Louisiana LLC 0.620 11/17/23 593,433
200,000 Entergy Louisiana LLC 2.400 10/01/26 183,071
200,000 Entergy Louisiana LLC 3.120 09/01/27 184,472
1,000,000 Entergy Louisiana LLC 1.600 12/15/30 780,274
1,000,000 Entergy Louisiana LLC 2.350 06/15/32 801,624
500,000 Entergy Louisiana LLC 4.000 03/15/33 453,775
500,000 Entergy Louisiana LLC 3.100 06/15/41 376,193
300,000 Entergy Louisiana LLC 4.200 09/01/48 250,912
300,000 Entergy Louisiana LLC 4.200 04/01/50 250,876
500,000 Entergy Louisiana LLC 4.750 09/15/52 458,568
800,000 Entergy Mississippi LLC 3.850 06/01/49 620,176
475,000 Entergy Mississippi LLC 3.500 06/01/51 348,465
1,000,000 Entergy Texas, Inc 4.000 03/30/29 942,363
575,000 Entergy Texas, Inc 1.750 03/15/31 454,068
200,000 Entergy Texas, Inc 4.500 03/30/39 179,685
700,000 Entergy Texas, Inc 3.550 09/30/49 518,279
225,000 Essential Utilities, Inc 2.704 04/15/30 190,482
1,000,000 Essential Utilities, Inc 2.400 05/01/31 811,682
300,000 Essential Utilities, Inc 3.351 04/15/50 208,501
500,000 Essential Utilities, Inc 5.300 05/01/52 471,249
425,000 Evergy Kansas Central, Inc 3.450 04/15/50 309,164
1,000,000 Evergy Kansas Central, Inc 5.700 03/15/53 1,029,685
150,000 Evergy Metro, Inc 2.250 06/01/30 124,763
1,100,000 Evergy, Inc 2.450 09/15/24 1,053,720
100,000 Evergy, Inc 2.550 07/01/26 92,603
750,000 Evergy, Inc 2.900 09/15/29 654,442
300,000 Eversource Energy 3.800 12/01/23 297,844
300,000 Eversource Energy 2.900 10/01/24 288,727
100,000 Eversource Energy 0.800 08/15/25 90,044
1,000,000 Eversource Energy 1.400 08/15/26 887,759
200,000 Eversource Energy 3.300 01/15/28 184,127
1,000,000 Eversource Energy 5.450 03/01/28 1,006,706
300,000 Eversource Energy 4.250 04/01/29 285,788
100,000 Eversource Energy 1.650 08/15/30 79,290
1,000,000 Eversource Energy 2.550 03/15/31 831,020
1,000,000 Eversource Energy 3.375 03/01/32 871,599
1,100,000 Eversource Energy 3.450 01/15/50 805,814
425,000 Exelon Corp 3.400 04/15/26 403,796
1,500,000 Exelon Corp 2.750 03/15/27 1,372,573
1,000,000 Exelon Corp 5.150 03/15/28 995,451
1,000,000 Exelon Corp 3.350 03/15/32 868,896
750,000 Exelon Corp 5.300 03/15/33 747,604
500,000 Exelon Corp 4.950 06/15/35 478,838
975,000 Exelon Corp 4.450 04/15/46 827,976
100,000 Exelon Corp 4.700 04/15/50 88,375
500,000 Exelon Corp 4.100 03/15/52 403,063
500,000 Exelon Corp 5.600 03/15/53 503,763

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,500,000 Exelon Generation Co LLC 3.250% 06/01/25 $ 1,427,678
900,000 Exelon Generation Co LLC 6.250 10/01/39 933,410
625,000 Exelon Generation Co LLC 5.600 06/15/42 603,893
500,000 Florida Power & Light Co 3.250 06/01/24 489,809
907,000 Florida Power & Light Co 3.125 12/01/25 866,973
750,000 Florida Power & Light Co 5.050 04/01/28 755,762
750,000 Florida Power & Light Co 4.400 05/15/28 735,909
425,000 Florida Power & Light Co 4.625 05/15/30 418,260
1,000,000 Florida Power & Light Co 2.450 02/03/32 841,259
750,000 Florida Power & Light Co 5.100 04/01/33 761,040
150,000 Florida Power & Light Co 4.800 05/15/33 148,919
100,000 Florida Power & Light Co 4.125 02/01/42 87,745
200,000 Florida Power & Light Co 4 .050 06/01/42 172,760
450,000 Florida Power & Light Co 3.800 12/15/42 377,353
400,000 Florida Power & Light Co 4.050 10/01/44 342,205
500,000 Florida Power & Light Co 3.700 12/01/47 405,484
1,675,000 Florida Power & Light Co 3.950 03/01/48 1,410,369
500,000 Florida Power & Light Co 4.125 06/01/48 431,833
1,100,000 Florida Power & Light Co 3.990 03/01/49 927,198
400,000 Florida Power & Light Co 3.150 10/01/49 291,600
500,000 Florida Power & Light Co 2.875 12/04/51 345,612
750,000 Florida Power & Light Co 5.300 04/01/53 775,737
768,000 Fortis, Inc 3.055 10/04/26 707,547
200,000 Georgetown University 5.115 04/01/53 200,778
600,000 Georgia Power Co 2.200 09/15/24 573,449
100,000 Georgia Power Co 3.250 04/01/26 94,809
700,000 Georgia Power Co 3.250 03/30/27 649,387
1,000,000 Georgia Power Co 4.650 05/16/28 979,784
700,000 Georgia Power Co 2.650 09/15/29 603,019
1,500,000 Georgia Power Co 4.950 05/17/33 1,480,646
625,000 Georgia Power Co 4.300 03/15/42 538,682
700,000 Georgia Power Co 4.300 03/15/43 592,317
2,500,000 Georgia Power Co 3.250 03/15/51 1,761,607
200,000 Gulf Power Co 3.300 05/30/27 188,298
250,000 Iberdrola International BV 5.810 03/15/25 250,849
400,000 Iberdrola International BV 6.750 07/15/36 451,996
425,000 Idaho Power Co 5.500 03/15/53 434,220
500,000 Indiana Michigan Power Co 3.850 05/15/28 473,319
225,000 Indiana Michigan Power Co 4.550 03/15/46 197,984
100,000 Indiana Michigan Power Co 3.750 07/01/47 78,098
300,000 Indiana Michigan Power Co 4.250 08/15/48 251,924
675,000 Indiana Michigan Power Co 3.250 05/01/51 469,906
500,000 Indiana Michigan Power Co 5.625 04/01/53 513,077
500,000 Interstate Power & Light Co 3.250 12/01/24 482,618
725,000 Interstate Power & Light Co 4.100 09/26/28 685,949
325,000 Interstate Power & Light Co 3.600 04/01/29 296,410
125,000 Interstate Power & Light Co 2.300 06/01/30 103,835
100,000 Interstate Power & Light Co 6.250 07/15/39 105,741
100,000 Interstate Power & Light Co 3.700 09/15/46 75,014
300,000 Interstate Power & Light Co 3.500 09/30/49 218,175
1,000,000 Interstate Power and Light Co 3.100 11/30/51 662,618
1,000,000 IPALCO Enterprises, Inc 3.700 09/01/24 966,816
100,000 IPALCO Enterprises, Inc 4.250 05/01/30 90,473
300,000 ITC Holdings Corp 3.650 06/15/24 293,726
100,000 ITC Holdings Corp 3.250 06/30/26 94,475
900,000 ITC Holdings Corp 3.350 11/15/27 840,021
200,000 Kansas City Power & Light Co 3.650 08/15/25 191,870
100,000 Kansas City Power & Light Co 5.300 10/01/41 97,221
650,000 Kansas City Power & Light Co 4.200 06/15/47 540,898
100,000 Kansas City Power & Light Co 4.200 03/15/48 82,191
300,000 Kansas City Power & Light Co 4.125 04/01/49 244,910

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Kentucky Utilities Co 5.450% 04/15/33 $ 1,018,405
300,000 Kentucky Utilities Co 4.375 10/01/45 251,838
400,000 Kentucky Utilities Co 3.300 06/01/50 284,471
250,000 KeySpan Corp 5 .803 04/01/35 253,209
300,000 Louisville Gas & Electric Co 4.250 04/01/49 249,621
1,000,000 Louisville Gas and Electric Co 5.450 04/15/33 1,018,322
575,000 Medtronic Global Holdings S.C.A 4.250 03/30/28 561,216
1,000,000 Medtronic Global Holdings S.C.A 4.500 03/30/33 980,104
1,500,000 MidAmerican Energy Co 3.100 05/01/27 1,401,073
575,000 MidAmerican Energy Co 3.650 04/15/29 533,980
200,000 MidAmerican Energy Co 4.800 09/15/43 185,549
200,000 MidAmerican Energy Co 4.400 10/15/44 174,526
200,000 MidAmerican Energy Co 4.250 05/01/46 168,369
500,000 MidAmerican Energy Co 3.950 08/01/47 406,481
1,000,000 MidAmerican Energy Co 3.650 08/01/48 769,888
300,000 MidAmerican Energy Co 4.250 07/15/49 255,099
300,000 MidAmerican Energy Co 3.150 04/15/50 209,949
1,000,000 MidAmerican Energy Co 2.700 08/01/52 631,835
500,000 Mississippi Power Co 3.950 03/30/28 469,901
750,000 Mississippi Power Co 4.250 03/15/42 624,489
1,000,000 Mississippi Power Co 3.100 07/30/51 672,758
300,000 National Fuel Gas Co 5.200 07/15/25 293,869
300,000 National Fuel Gas Co 5.500 01/15/26 295,730
200,000 National Fuel Gas Co 3.950 09/15/27 183,775
200,000 National Fuel Gas Co 4.750 09/01/28 189,535
1,100,000 National Fuel Gas Co 2.950 03/01/31 879,973
1,000,000 National Grid plc 5.602 06/12/28 1,004,189
1,000,000 National Grid plc 5.809 06/12/33 1,017,588
1,000,000 Nevada Power Co 3.700 05/01/29 925,662
500,000 Nevada Power Co 2.400 05/01/30 421,379
500,000 Nevada Power Co 3.125 08/01/50 329,669
500,000 Nevada Power Co 5.900 05/01/53 520,831
1,500,000 NextEra Energy Capital Holdings, Inc 4.255 09/01/24 1,475,263
1,250,000 NextEra Energy Capital Holdings, Inc 4.450 06/20/25 1,226,222
1,125,000 NextEra Energy Capital Holdings, Inc 3.550 05/01/27 1,059,734
1,250,000 NextEra Energy Capital Holdings, Inc 4.625 07/15/27 1,222,259
1,000,000 NextEra Energy Capital Holdings, Inc 4.900 02/28/28 990,096
2,500,000 NextEra Energy Capital Holdings, Inc 1.900 06/15/28 2,142,481
300,000 NextEra Energy Capital Holdings, Inc 3.500 04/01/29 273,390
450,000 NextEra Energy Capital Holdings, Inc 2.750 11/01/29 390,045
1,500,000 NextEra Energy Capital Holdings, Inc 5.000 02/28/30 1,483,287
2,980,000 NextEra Energy Capital Holdings, Inc 2.250 06/01/30 2,478,525
1,000,000 NextEra Energy Capital Holdings, Inc 2.440 01/15/32 810,753
450,000 NextEra Energy Capital Holdings, Inc 5.000 07/15/32 443,802
1,500,000 NextEra Energy Capital Holdings, Inc 5.050 02/28/33 1,476,743
1,000,000 NextEra Energy Capital Holdings, Inc 3.000 01/15/52 657,468
1,000,000 NextEra Energy Capital Holdings, Inc 5.250 02/28/53 962,673
1,700,000 NextEra Energy Capital Holdings, Inc 5.650 05/01/79 1,572,454
1,000,000 NextEra Energy Capital Holdings, Inc 3.800 03/15/82 839,529
500,000 NiSource, Inc 0.950 08/15/25 455,968
1,000,000 NiSource, Inc 3.490 05/15/27 940,854
1,500,000 NiSource, Inc 5.250 03/30/28 1,498,814
750,000 NiSource, Inc 2.950 09/01/29 656,723
200,000 NiSource, Inc 3.600 05/01/30 180,116
800,000 NiSource, Inc 1.700 02/15/31 625,496
1,000,000 NiSource, Inc 5.400 06/30/33 1,000,669
77,000 NiSource, Inc 5.950 06/15/41 78,926
700,000 NiSource, Inc 5.250 02/15/43 669,438
450,000 NiSource, Inc 4.800 02/15/44 408,219
815,000 NiSource, Inc 5.650 02/01/45 814,263
350,000 NiSource, Inc 4.375 05/15/47 297,859

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 500,000 NiSource, Inc 3.950% 03/30/48 $ 401,225
200,000 NiSource, Inc 5.000 06/15/52 184,206
600,000 Northern States Power Co 2.250 04/01/31 501,290
425,000 Northern States Power Co 5.350 11/01/39 431,829
175,000 Northern States Power Co 3.600 05/15/46 135,377
1,950,000 Northern States Power Co 3.600 09/15/47 1,533,310
325,000 Northern States Power Co 2.900 03/01/50 223,866
750,000 Northern States Power Co 2.600 06/01/51 480,899
1,000,000 Northern States Power Co 3.200 04/01/52 716,143
400,000 Northern States Power Co 4.500 06/01/52 360,103
500,000 Northern States Power Co 5.100 05/15/53 492,200
1,000,000 Northwest Pipeline LLC 4.000 04/01/27 950,216
200,000 NorthWestern Corp 4.176 11/15/44 165,995
300,000 NSTAR Electric Co 3.200 05/15/27 281,754
1,000,000 NSTAR Electric Co 1.950 08/15/31 801,239
1,100,000 NSTAR Electric Co 3.100 06/01/51 769,112
350,000 NSTAR Electric Co 4.550 06/01/52 314,469
1,000,000 nVent Finance Sarl 2.750 11/15/31 795,957
500,000 nVent Finance Sarl 5.650 05/15/33 491,553
200,000 Nvent Finance Sarl 4.550 04/15/28 187,083
500,000 Oglethorpe Power Corp 4.500 04/01/47 413,022
500,000 Oglethorpe Power Corp 5.050 10/01/48 441,032
750,000 Oglethorpe Power Corp 3.750 08/01/50 556,468
500,000 Oglethorpe Power Corp 5.250 09/01/50 461,970
2,000,000 Ohio Power Co 1.625 01/15/31 1,577,050
500,000 Ohio Power Co 4.150 04/01/48 408,758
1,500,000 Ohio Power Co 4.000 06/01/49 1,214,308
1,000,000 Ohio Power Co 2.900 10/01/51 663,675
200,000 Oklahoma Gas & Electric Co 3.800 08/15/28 189,117
500,000 Oklahoma Gas & Electric Co 3.300 03/15/30 448,773
100,000 Oklahoma Gas & Electric Co 3 .250 04/01/30 89,198
200,000 Oklahoma Gas & Electric Co 4.150 04/01/47 163,600
200,000 Oklahoma Gas & Electric Co 3.850 08/15/47 155,365
500,000 Oklahoma Gas and Electric Co 5.400 01/15/33 507,985
1,000,000 Oklahoma Gas and Electric Co 5.600 04/01/53 1,013,885
400,000 Oncor Electric Delivery Co LLC 2.950 04/01/25 382,615
1,000,000 Oncor Electric Delivery Co LLC 0.550 10/01/25 903,657
750,000 Oncor Electric Delivery Co LLC 3.700 11/15/28 708,195
1,500,000 Oncor Electric Delivery Co LLC 5.750 03/15/29 1,556,901
425,000 Oncor Electric Delivery Co LLC 4.150 06/01/32 403,472
500,000 Oncor Electric Delivery Co LLC 4.550 09/15/32 485,210
100,000 Oncor Electric Delivery Co LLC 5.250 09/30/40 100,101
550,000 Oncor Electric Delivery Co LLC 4.550 12/01/41 504,898
56,000 Oncor Electric Delivery Co LLC 5.300 06/01/42 57,348
300,000 Oncor Electric Delivery Co LLC 3.750 04/01/45 245,095
400,000 Oncor Electric Delivery Co LLC 3.800 09/30/47 325,422
200,000 Oncor Electric Delivery Co LLC 4.100 11/15/48 171,027
500,000 Oncor Electric Delivery Co LLC 3.800 06/01/49 403,363
500,000 Oncor Electric Delivery Co LLC 3.100 09/15/49 353,081
200,000 Oncor Electric Delivery Co LLC 3.700 05/15/50 158,365
550,000 Oncor Electric Delivery Co LLC 2.700 11/15/51 356,211
500,000 Oncor Electric Delivery Co LLC 4.950 09/15/52 482,182
1,500,000 g Oncor Electric Delivery Co LLC 4.950 09/15/52 1,446,546
164,000 Oncor Electric Delivery Co LLC 5.350 10/01/52 166,191
100,000 ONE Gas, Inc 2.000 05/15/30 82,788
500,000 ONE Gas, Inc 4.250 09/01/32 472,523
100,000 ONE Gas, Inc 4.658 02/01/44 89,294
500,000 ONE Gas, Inc 4.500 11/01/48 428,761
700,000 ONEOK Partners LP 4.900 03/15/25 688,201
130,000 ONEOK Partners LP 6.650 10/01/36 133,424
250,000 ONEOK Partners LP 6.850 10/15/37 256,527

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 100,000 ONEOK Partners LP 6.125% 02/01/41 $ 96,471
5,000,000 Pacific Gas and Electric Co 3.150 01/01/26 4,639,472
500,000 Pacific Gas and Electric Co 5.450 06/15/27 486,253
3,000,000 Pacific Gas and Electric Co 2.100 08/01/27 2,562,551
1,500,000 Pacific Gas and Electric Co 3.000 06/15/28 1,292,878
500,000 Pacific Gas and Electric Co 6.100 01/15/29 491,956
1,000,000 Pacific Gas and Electric Co 4.200 03/01/29 898,090
3,000,000 Pacific Gas and Electric Co 4.550 07/01/30 2,715,078
3,000,000 Pacific Gas and Electric Co 2.500 02/01/31 2,348,651
2,000,000 Pacific Gas and Electric Co 3.250 06/01/31 1,626,328
1,000,000 Pacific Gas and Electric Co 4.400 03/01/32 865,970
500,000 Pacific Gas and Electric Co 5.900 06/15/32 481,202
500,000 Pacific Gas and Electric Co 6.150 01/15/33 489,025
1,500,000 Pacific Gas and Electric Co 6.400 06/15/33 1,491,789
750,000 Pacific Gas and Electric Co 4.500 07/01/40 583,063
1,000,000 Pacific Gas and Electric Co 3.300 08/01/40 673,713
1,500,000 Pacific Gas and Electric Co 4.200 06/01/41 1,117,057
1,200,000 Pacific Gas and Electric Co 4.950 07/01/50 942,492
2,300,000 Pacific Gas and Electric Co 3.500 08/01/50 1,463,042
1,000,000 Pacific Gas and Electric Co 5.250 03/01/52 812,134
1,000,000 Pacific Gas and Electric Co 6 .750 01/15/53 986,895
400,000 Pacific Gas and Electric Co 6.700 04/01/53 392,694
500,000 PacifiCorp 3.500 06/15/29 447,770
500,000 PacifiCorp 2.700 09/15/30 416,360
850,000 PacifiCorp 6.000 01/15/39 832,389
300,000 PacifiCorp 4.125 01/15/49 232,513
1,300,000 PacifiCorp 4.150 02/15/50 1,006,239
250,000 PacifiCorp 3.300 03/15/51 171,097
2,000,000 PacifiCorp 2.900 06/15/52 1,246,300
750,000 PacifiCorp 5.350 12/01/53 685,130
775,000 PacifiCorp 5.500 05/15/54 727,106
200,000 PECO Energy Co 3.150 10/15/25 191,179
1,000,000 PECO Energy Co 4.900 06/15/33 998,153
200,000 PECO Energy Co 4.150 10/01/44 169,084
200,000 PECO Energy Co 3.700 09/15/47 157,964
1,200,000 PECO Energy Co 3.900 03/01/48 985,947
125,000 PECO Energy Co 3.000 09/15/49 86,873
100,000 PECO Energy Co 2.800 06/15/50 65,921
475,000 PECO Energy Co 3.050 03/15/51 328,114
1,000,000 PECO Energy Co 2.850 09/15/51 658,865
500,000 PECO Energy Co 4.600 05/15/52 457,047
500,000 PECO Energy Co 4.375 08/15/52 441,555
440,645 PG&E WILDFIRE RECOVERY 3.594 06/01/30 417,483
250,000 PG&E WILDFIRE RECOVERY 4.263 06/01/36 237,816
250,000 PG&E WILDFIRE RECOVERY 4.377 06/01/39 230,673
1,000,000 PG&E WILDFIRE RECOVERY 4.451 12/01/47 910,766
1,000,000 PG&E WILDFIRE RECOVERY 4.674 12/01/51 936,813
470,241 PG&E Wildfire Recovery Funding LLC 4.022 06/01/31 450,324
500,000 PG&E Wildfire Recovery Funding LLC 4.722 06/01/37 485,051
500,000 PG&E Wildfire Recovery Funding LLC 5.081 06/01/41 489,120
750,000 PG&E Wildfire Recovery Funding LLC 5.212 12/01/47 748,083
750,000 PG&E Wildfire Recovery Funding LLC 5.099 06/01/52 758,600
1,000,000 Piedmont Natural Gas Co, Inc 2.500 03/15/31 816,467
500,000 Piedmont Natural Gas Co, Inc 5.400 06/15/33 498,832
200,000 Piedmont Natural Gas Co, Inc 4.650 08/01/43 175,754
1,600,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 1,095,905
1,000,000 Piedmont Natural Gas Co, Inc 5.050 05/15/52 899,868
1,000,000 Pinnacle West Capital Corp 1.300 06/15/25 910,772
900,000 Potomac Electric Power Co 4.150 03/15/43 776,882
950,000 PPL Capital Funding, Inc 3.100 05/15/26 896,698
1,500,000 PPL Electric Utilities Corp 5.000 05/15/33 1,499,364

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 PPL Electric Utilities Corp 4.125% 06/15/44 $ 170,241
275,000 PPL Electric Utilities Corp 4.150 10/01/45 234,780
500,000 PPL Electric Utilities Corp 3.950 06/01/47 418,668
200,000 PPL Electric Utilities Corp 4.150 06/15/48 172,072
525,000 PPL Electric Utilities Corp 3.000 10/01/49 371,296
1,000,000 PPL Electric Utilities Corp 5.250 05/15/53 1,019,092
250,000 Public Service Co of Colorado 3.700 06/15/28 237,225
1,000,000 Public Service Co of Colorado 1.900 01/15/31 808,001
1,050,000 Public Service Co of Colorado 1.875 06/15/31 837,272
275,000 Public Service Co of Colorado 4.100 06/01/32 255,509
200,000 Public Service Co of Colorado 3.800 06/15/47 157,086
100,000 Public Service Co of Colorado 4 .100 06/15/48 82,139
300,000 Public Service Co of Colorado 4.050 09/15/49 243,333
400,000 Public Service Co of Colorado 3.200 03/01/50 282,304
350,000 Public Service Co of Colorado 2.700 01/15/51 221,506
1,000,000 Public Service Co of Colorado 5.250 04/01/53 960,389
1,200,000 Public Service Co of New Hampshire 2.200 06/15/31 992,725
100,000 Public Service Co of New Hampshire 3.600 07/01/49 78,117
500,000 Public Service Co of New Hampshire 5.150 01/15/53 501,085
500,000 Public Service Co of Oklahoma 2.200 08/15/31 403,998
1,000,000 Public Service Co of Oklahoma 5.250 01/15/33 994,460
500,000 Public Service Co of Oklahoma 3.150 08/15/51 330,588
300,000 Public Service Electric & Gas Co 2.250 09/15/26 275,781
450,000 Public Service Electric & Gas Co 3.000 05/15/27 420,606
250,000 Public Service Electric & Gas Co 3.700 05/01/28 237,822
500,000 Public Service Electric & Gas Co 2.450 01/15/30 430,880
200,000 Public Service Electric & Gas Co 3.800 01/01/43 166,699
600,000 Public Service Electric & Gas Co 3.800 03/01/46 485,235
200,000 Public Service Electric & Gas Co 3.600 12/01/47 157,026
250,000 Public Service Electric & Gas Co 4.050 05/01/48 212,786
500,000 Public Service Electric & Gas Co 3.850 05/01/49 409,899
575,000 Public Service Electric & Gas Co 3.200 08/01/49 424,852
500,000 Public Service Electric & Gas Co 3.150 01/01/50 363,547
175,000 Public Service Electric & Gas Co 2.700 05/01/50 116,940
425,000 Public Service Electric & Gas Co 2.050 08/01/50 250,112
1,000,000 Public Service Electric and Gas Co 0.950 03/15/26 901,860
1,000,000 Public Service Electric and Gas Co 1.900 08/15/31 802,802
225,000 Public Service Electric and Gas Co 4.900 12/15/32 224,688
500,000 Public Service Electric and Gas Co 4.650 03/15/33 490,538
2,000,000 Public Service Electric and Gas Co 3.000 03/01/51 1,405,854
200,000 Public Service Electric and Gas Co 5.125 03/15/53 201,535
400,000 Public Service Enterprise Group, Inc 0.800 08/15/25 361,702
1,000,000 Public Service Enterprise Group, Inc 5.850 11/15/27 1,020,128
400,000 Public Service Enterprise Group, Inc 1.600 08/15/30 313,308
1,000,000 Public Service Enterprise Group, Inc 2.450 11/15/31 808,492
1,585,000 Puget Energy, Inc 3.650 05/15/25 1,515,265
1,000,000 Puget Energy, Inc 2.379 06/15/28 862,429
1,000,000 Puget Energy, Inc 4.100 06/15/30 910,494
250,000 Puget Sound Energy, Inc 5.757 10/01/39 254,589
200,000 Puget Sound Energy, Inc 4.300 05/20/45 167,305
275,000 Puget Sound Energy, Inc 3.250 09/15/49 194,401
750,000 Puget Sound Energy, Inc 2.893 09/15/51 495,016
800,000 San Diego Gas & Electric Co 2.500 05/15/26 746,982
500,000 San Diego Gas & Electric Co 1.700 10/01/30 399,903
300,000 San Diego Gas & Electric Co 3.750 06/01/47 233,809
300,000 San Diego Gas & Electric Co 4.150 05/15/48 250,191
750,000 San Diego Gas & Electric Co 4.100 06/15/49 613,855
675,000 San Diego Gas & Electric Co 2.950 08/15/51 456,715
1,000,000 San Diego Gas & Electric Co 3.700 03/15/52 774,155
1,000,000 San Diego Gas & Electric Co 5.350 04/01/53 991,845
1,000,000 Santander UK Group Holdings plc 6.833 11/21/26 1,002,273

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,000,000 Santander UK Group Holdings plc 6.534% 01/10/29 $ 1,006,836
1,525,000 Sempra Energy 3.250 06/15/27 1,410,972
675,000 Sempra Energy 3.400 02/01/28 621,269
1,000,000 Sempra Energy 5.500 08/01/33 993,329
825,000 Sempra Energy 3.800 02/01/38 683,412
125,000 Sempra Energy 6.000 10/15/39 127,899
850,000 Sempra Energy 4 .000 02/01/48 661,643
1,380,000 Sempra Energy 4.125 04/01/52 1,115,327
869,000 Sierra Pacific Power Co 2.600 05/01/26 809,667
50,000 South Carolina Electric & Gas Co 5.300 05/15/33 50,428
125,000 South Carolina Electric & Gas Co 5.450 02/01/41 124,357
800,000 South Carolina Electric & Gas Co 4.600 06/15/43 726,107
500,000 Southern California Edison Co 0.975 08/01/24 474,624
500,000 Southern California Edison Co 3.700 08/01/25 481,305
1,000,000 Southern California Edison Co 1.200 02/01/26 893,202
500,000 Southern California Edison Co 4.700 06/01/27 491,490
750,000 Southern California Edison Co 5.850 11/01/27 766,933
750,000 Southern California Edison Co 3.650 03/01/28 699,651
1,000,000 Southern California Edison Co 5.300 03/01/28 999,889
500,000 Southern California Edison Co 4.200 03/01/29 475,191
600,000 Southern California Edison Co 2.850 08/01/29 524,188
1,750,000 Southern California Edison Co 2.250 06/01/30 1,462,757
1,500,000 Southern California Edison Co 2.500 06/01/31 1,246,355
500,000 Southern California Edison Co 2.750 02/01/32 418,160
750,000 Southern California Edison Co 5.950 11/01/32 785,024
185,000 Southern California Edison Co 6.050 03/15/39 192,651
300,000 Southern California Edison Co 4 .500 09/01/40 261,314
825,000 Southern California Edison Co 4.650 10/01/43 723,106
450,000 Southern California Edison Co 3.600 02/01/45 330,248
1,937,000 Southern California Edison Co 4.000 04/01/47 1,537,920
1,675,000 Southern California Edison Co 4.125 03/01/48 1,358,650
1,500,000 Southern California Edison Co 2.950 02/01/51 982,269
1,000,000 Southern California Edison Co 3.650 06/01/51 741,625
500,000 Southern California Edison Co 3.450 02/01/52 357,602
1,000,000 Southern California Edison Co 5.700 03/01/53 999,776
500,000 Southern California Edison Co 5.875 12/01/53 509,932
200,000 Southern California Gas Co 3 .200 06/15/25 191,458
200,000 Southern California Gas Co 2.600 06/15/26 186,394
1,000,000 Southern California Gas Co 2.950 04/15/27 932,763
500,000 Southern California Gas Co 2.550 02/01/30 429,816
1,000,000 Southern California Gas Co 5.200 06/01/33 986,725
150,000 Southern California Gas Co 3.750 09/15/42 117,888
500,000 Southern California Gas Co 4.125 06/01/48 405,009
300,000 Southern California Gas Co 4.300 01/15/49 249,768
500,000 Southern California Gas Co 3.950 02/15/50 390,086
500,000 Southern California Gas Co 6.350 11/15/52 553,834
1,000,000 Southern California Gas Co 5.750 06/01/53 1,010,623
2,000,000 Southern Co 5.113 08/01/27 1,981,332
1,500,000 Southern Co 1.750 03/15/28 1,280,526
2,500,000 Southern Co 3.700 04/30/30 2,292,056
1,000,000 Southern Co 5.200 06/15/33 991,859
400,000 Southern Co 4.250 07/01/36 356,146
800,000 Southern Co 4.400 07/01/46 684,152
1,000,000 Southern Co 4.000 01/15/51 924,820
1,500,000 Southern Co 3.750 09/15/51 1,276,500
400,000 Southern Co Gas Capital Corp 3.250 06/15/26 376,988
500,000 Southern Co Gas Capital Corp 1.750 01/15/31 392,831
275,000 Southern Co Gas Capital Corp 4.400 06/01/43 227,274
100,000 Southern Co Gas Capital Corp 3.950 10/01/46 77,148
900,000 Southern Co Gas Capital Corp 4.400 05/30/47 747,204
175,000 Southern Co Gas Capital Corp 3.150 09/30/51 118,086

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 200,000 Southern Power Co 4.150% 12/01/25 $ 195,113
950,000 Southern Power Co 0.900 01/15/26 851,254
300,000 Southern Power Co 4.950 12/15/46 263,128
500,000 Southwest Gas Corp 5.800 12/01/27 504,957
500,000 Southwest Gas Corp 5.450 03/23/28 498,477
150,000 Southwest Gas Corp 3.700 04/01/28 139,107
100,000 Southwest Gas Corp 2.200 06/15/30 81,227
500,000 Southwest Gas Corp 4.050 03/15/32 450,201
100,000 Southwest Gas Corp 3.800 09/29/46 72,473
500,000 Southwest Gas Corp 4.150 06/01/49 387,740
1,000,000 Southwest Gas Corp 3.180 08/15/51 640,093
500,000 Southwestern Electric Power Co 2.750 10/01/26 458,462
675,000 Southwestern Electric Power Co 4.100 09/15/28 639,843
500,000 Southwestern Electric Power Co 5.300 04/01/33 493,499
750,000 Southwestern Electric Power Co 3.850 02/01/48 561,301
750,000 Southwestern Electric Power Co 3.250 11/01/51 503,006
600,000 Southwestern Public Service Co 4.500 08/15/41 522,232
300,000 Southwestern Public Service Co 3.400 08/15/46 216,530
225,000 Southwestern Public Service Co 3.700 08/15/47 172,434
200,000 Southwestern Public Service Co 4.400 11/15/48 170,655
750,000 Southwestern Public Service Co 3.750 06/15/49 574,756
650,000 Southwestern Public Service Co 3.150 05/01/50 452,357
500,000 Spire Missouri, Inc 4.800 02/15/33 491,773
1,500,000 Spire Missouri, Inc 3.300 06/01/51 1,049,437
1,000,000 System Energy Resources, Inc 6.000 04/15/28 988,471
1,000,000 Tampa Electric Co 2.400 03/15/31 823,021
100,000 Tampa Electric Co 4.100 06/15/42 83,865
175,000 Tampa Electric Co 4.350 05/15/44 147,933
200,000 Tampa Electric Co 4.300 06/15/48 167,099
200,000 Tampa Electric Co 4.450 06/15/49 169,496
575,000 Tampa Electric Co 3.625 06/15/50 426,497
925,000 Tampa Electric Co 3.450 03/15/51 661,393
300,000 TC PipeLines LP 4.375 03/13/25 291,363
350,000 TC PipeLines LP 3.900 05/25/27 333,212
200,000 Tucson Electric Power Co 3.050 03/15/25 191,303
125,000 Tucson Electric Power Co 1 .500 08/01/30 98,508
200,000 Tucson Electric Power Co 4.850 12/01/48 176,788
2,000,000 Tucson Electric Power Co 3.250 05/01/51 1,368,808
500,000 Tucson Electric Power Co 5.500 04/15/53 497,778
200,000 Union Electric Co 2.950 06/15/27 186,118
300,000 Union Electric Co 3.500 03/15/29 276,077
500,000 Union Electric Co 2.950 03/15/30 443,271
1,000,000 Union Electric Co 2.150 03/15/32 800,324
100,000 Union Electric Co 8.450 03/15/39 130,441
100,000 Union Electric Co 3.900 09/15/42 81,578
100,000 Union Electric Co 3.650 04/15/45 77,403
200,000 Union Electric Co 4.000 04/01/48 163,945
1,000,000 Union Electric Co 3.250 10/01/49 704,684
675,000 Union Electric Co 2.625 03/15/51 432,047
125,000 Union Electric Co 3.900 04/01/52 101,940
325,000 Union Electric Co 5.450 03/15/53 331,172
100,000 United Utilities plc 6.875 08/15/28 107,656
900,000 Virginia Electric & Power Co 2.950 11/15/26 833,744
1,750,000 Virginia Electric & Power Co 3.500 03/15/27 1,656,174
2,000,000 Virginia Electric & Power Co 3.800 04/01/28 1,894,782
1,000,000 Virginia Electric & Power Co 2.875 07/15/29 887,361
250,000 Virginia Electric & Power Co 4.650 08/15/43 221,636
400,000 Virginia Electric & Power Co 4.450 02/15/44 342,691
200,000 Virginia Electric & Power Co 4.200 05/15/45 164,303
1,100,000 Virginia Electric & Power Co 4.000 11/15/46 876,932
700,000 Virginia Electric & Power Co 3.800 09/15/47 546,991

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 1,300,000 Virginia Electric & Power Co 4 .600% 12/01/48 $ 1,157,741
500,000 Virginia Electric & Power Co 3.300 12/01/49 358,216
500,000 Virginia Electric and Power Co 3.750 05/15/27 478,764
1,000,000 Virginia Electric and Power Co 2.300 11/15/31 811,306
1,000,000 Virginia Electric and Power Co 2.400 03/30/32 815,425
750,000 Virginia Electric and Power Co 5.000 04/01/33 741,243
500,000 Virginia Electric and Power Co 2.450 12/15/50 299,297
500,000 Virginia Electric and Power Co 4.625 05/15/52 442,282
1,500,000 Virginia Electric and Power Co 5.450 04/01/53 1,500,472
200,000 Washington Gas Light Co 3.796 09/15/46 152,622
700,000 Washington Gas Light Co 3.650 09/15/49 520,247
365,000 WEC Energy Group, Inc 3.550 06/15/25 350,041
1,000,000 WEC Energy Group, Inc 5.150 10/01/27 998,619
500,000 WEC Energy Group, Inc 1.375 10/15/27 427,008
1,000,000 WEC Energy Group, Inc 4.750 01/15/28 977,214
500,000 WEC Energy Group, Inc 1.800 10/15/30 397,378
500,000 Westar Energy, Inc 4.125 03/01/42 420,851
175,000 Westar Energy, Inc 4.100 04/01/43 145,263
375,000 Westar Energy, Inc 3.250 09/01/49 263,814
3,500,000 Western Midstream Operating LP 6.150 04/01/33 3,527,615
175,000 Wisconsin Electric Power Co 2.050 12/15/24 166,213
1,000,000 Wisconsin Electric Power Co 1.700 06/15/28 857,299
575,000 Wisconsin Electric Power Co 4.750 09/30/32 562,869
200,000 Wisconsin Electric Power Co 5.625 05/15/33 207,405
200,000 Wisconsin Electric Power Co 4.300 10/15/48 172,360
325,000 Wisconsin Power & Light Co 3.050 10/15/27 301,878
500,000 Wisconsin Power & Light Co 3.000 07/01/29 448,217
225,000 Wisconsin Power & Light Co 3.650 04/01/50 169,851
500,000 Wisconsin Power and Light Co 3.950 09/01/32 461,414
150,000 Wisconsin Power and Light Co 4.950 04/01/33 148,352
200,000 Wisconsin Public Service Corp 4.752 11/01/44 181,176
300,000 Wisconsin Public Service Corp 3.300 09/01/49 215,531
550,000 Wisconsin Public Service Corp 2.850 12/01/51 362,557
750,000 Xcel Energy, Inc 3.350 12/01/26 703,572
1,000,000 Xcel Energy, Inc 1.750 03/15/27 885,328
900,000 Xcel Energy, Inc 4.000 06/15/28 856,395
1,000,000 Xcel Energy, Inc 2.350 11/15/31 794,977
200,000 Xcel Energy, Inc 4.800 09/15/41 176,426
500,000 Xcel Energy, Inc 3.500 12/01/49 362,479
1,000,000 Yale Haven Health Services Corp 2.496 07/01/50 605,185
TOTAL UTILITIES 484,897,040
TOTAL CORPORATE BONDS 5,282,040,463
(Cost $5,982,695,397)
GOVERNMENT BONDS - 72.0%
AGENCY SECURITIES - 0.8%
10,000,000 Federal Farm Credit Bank (FFCB) 0.300 09/01/23 9,910,470
1,145,000 FFCB 3.500 12/20/23 1,133,989
1,670,000 FFCB 0.250 02/26/24 1,614,991
7,500,000 FFCB 2.625 05/16/24 7,318,100
1,500,000 FFCB 3.375 08/26/24 1,466,203
10,000,000 FFCB 4.250 09/26/24 9,868,487
1,750,000 FFCB 1.125 01/06/25 1,647,277
4,000,000 FFCB 1.750 02/14/25 3,792,759
2,000,000 FFCB 4.375 06/23/26 1,993,362
5,000,000 FFCB 1 .650 07/23/35 3,612,435
4,000,000 Federal Home Loan Bank (FHLB) 2.750 06/28/24 3,895,990
615,000 FHLB 3.000 07/08/24 599,982
1,800,000 FHLB 5.000 02/28/25 1,795,153
3,000,000 FHLB 4.625 06/06/25 2,978,487

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 2,000,000 FHLB 0.375% 09/04/25 $ 1,821,924
13,875,000 FHLB 3.250 11/16/28 13,259,960
3,782,000 Federal Home Loan Mortgage Corp (FHLMC) 0.250 12/04/23 3,700,321
10,000,000 FHLMC 1.500 02/12/25 9,439,741
6,000,000 FHLMC 0.375 07/21/25 5,474,335
5,000,000 FHLMC 0.375 09/23/25 4,536,833
5,250,000 Federal National Mortgage Association (FNMA) 0.250 07/10/23 5,245,251
1,000,000 FNMA 2.875 09/12/23 994,866
2,500,000 e FNMA 2.500 02/05/24 2,455,734
5,000,000 FNMA 1.750 07/02/24 4,821,599
13,700,000 FNMA 2.625 09/06/24 13,293,876
3,000,000 FNMA 1.625 01/07/25 2,844,495
4,000,000 FNMA 0.625 04/22/25 3,699,263
10,000,000 FNMA 0.375 08/25/25 9,099,485
4,500,000 FNMA 0.500 11/07/25 4,078,426
4,000,000 FNMA 1.875 09/24/26 3,691,986
3,000,000 e FNMA 0.750 10/08/27 2,602,913
10,000,000 FNMA 0.875 08/05/30 8,038,386
5,000,000 FNMA 6.625 11/15/30 5,801,299
1,000,000 FNMA 5.625 07/15/37 1,146,349
1,300,000 Hashemite Kingdom of Jordan Government AID Bond 3.000 06/30/25 1,237,237
800,000 Israel Government AID International Bond 5.500 09/18/23 799,665
300,000 Israel Government AID International Bond 5.500 04/26/24 299,769
250,000 Private Export Funding Corp (PEFCO) 1.750 11/15/24 238,216
200,000 PEFCO 3.250 06/15/25 192,585
1,000,000 PEFCO 3.900 10/15/27 979,654
750,000 Tennessee Valley Authority (TVA) 2.875 09/15/24 727,344
2,000,000 TVA 0.750 05/15/25 1,845,352
1,425,000 TVA 2.875 02/01/27 1,340,264
1,000,000 TVA 3.875 03/15/28 983,894
5,000,000 TVA 1.500 09/15/31 4,040,688
500,000 TVA 5.880 04/01/36 567,419
500,000 TVA 5.500 06/15/38 546,927
4,300,000 TVA 3.500 12/15/42 3,602,547
750,000 TVA 4.250 09/15/52 687,275
1,750,000 TVA 4.625 09/15/60 1,693,148
300,000 TVA 4.250 09/15/65 269,011
TOTAL AGENCY SECURITIES 177,725,722
FOREIGN GOVERNMENT BONDS - 3.2%
5,000,000 African Development Bank 0.875 03/23/26 4,515,917
3,000,000 African Development Bank 0.875 07/22/26 2,678,406
2,250,000 Asian Development Bank 0.250 07/14/23 2,247,438
2,000,000 Asian Development Bank 0.250 10/06/23 1,974,303
2,200,000 Asian Development Bank 2.625 01/30/24 2,163,874
1,220,000 Asian Development Bank 0.625 10/08/24 1,150,006
2,000,000 e Asian Development Bank 1.500 10/18/24 1,904,818
500,000 Asian Development Bank 2.000 01/22/25 476,387
3,000,000 Asian Development Bank 2.875 05/06/25 2,886,003
6,000,000 Asian Development Bank 0.375 09/03/25 5,454,605
3,000,000 Asian Development Bank 0.500 02/04/26 2,697,334
5,000,000 e Asian Development Bank 1.000 04/14/26 4,529,032
1,500,000 Asian Development Bank 2.000 04/24/26 1,396,427
1,000,000 Asian Development Bank 2.625 01/12/27 938,721
6,000,000 Asian Development Bank 1.500 01/20/27 5,411,121
500,000 Asian Development Bank 2.375 08/10/27 463,383
500,000 Asian Development Bank 2.500 11/02/27 463,951
1,000,000 Asian Development Bank 2.750 01/19/28 936,487
1,000,000 Asian Development Bank 3.750 04/25/28 976,870
2,500,000 Asian Development Bank 1.250 06/09/28 2,165,999
75,000 Asian Development Bank 5.820 06/16/28 79,723

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,575,000 Asian Development Bank 3 .125% 09/26/28 $ 2,434,642
2,000,000 Asian Development Bank 1.750 09/19/29 1,736,975
3,500,000 Asian Development Bank 1.875 01/24/30 3,044,357
1,000,000 Asian Development Bank 0.750 10/08/30 790,539
3,000,000 e Asian Development Bank 1.500 03/04/31 2,492,546
500,000 Asian Development Bank 3.125 04/27/32 467,468
2,400,000 Asian Development Bank 3.875 09/28/32 2,375,521
2,000,000 Asian Development Bank 4.000 01/12/33 1,997,809
1,000,000 Asian Development Bank 3.875 06/14/33 988,294
3,000,000 Asian Infrastructure Investment Bank 0.500 10/30/24 2,809,909
3,000,000 Asian Infrastructure Investment Bank 0.500 05/28/25 2,745,463
3,000,000 Asian Infrastructure Investment Bank 0.500 01/27/26 2,685,102
2,000,000 Asian Infrastructure Investment Bank 3.750 09/14/27 1,942,683
2,000,000 Asian Infrastructure Investment Bank 4.000 01/18/28 1,961,808
3,000,000 Canada Government International Bond 1.625 01/22/25 2,843,158
1,870,000 Canada Government International Bond 2.875 04/28/25 1,800,553
1,000,000 Canada Government International Bond 0.750 05/19/26 897,328
3,620,000 Canada Government International Bond 3.750 04/26/28 3,542,619
600,000 Chile Government International Bond 2.750 01/31/27 555,511
1,715,000 Chile Government International Bond 3.240 02/06/28 1,609,491
2,500,000 e Chile Government International Bond 2.450 01/31/31 2,153,757
3,500,000 e Chile Government International Bond 2.550 01/27/32 2,988,159
1,000,000 Chile Government International Bond 2.550 07/27/33 816,681
600,000 Chile Government International Bond 3.500 01/31/34 528,055
1,500,000 h Chile Government International Bond 4.950 01/05/36 1,479,905
1,700,000 Chile Government International Bond 3.100 05/07/41 1,274,119
1,000,000 Chile Government International Bond 4.340 03/07/42 886,515
2,613,000 Chile Government International Bond 3.500 01/25/50 1,958,262
1,500,000 Chile Government International Bond 3.500 04/15/53 1,115,295
1,500,000 h Chile Government International Bond 5.330 01/05/54 1,488,331
2,500,000 Chile Government International Bond 3.100 01/22/61 1,629,189
750,000 Chile Government International Bond 3.250 09/21/71 485,631
750,000 Corp Andina de Fomento 3.750 11/23/23 743,408
1,125,000 Corp Andina de Fomento 1.250 10/26/24 1,056,079
1,000,000 e Corp Andina de Fomento 1.625 09/23/25 918,363
1,000,000 Corp Andina de Fomento 5.250 11/21/25 990,262
1,000,000 Corp Andina de Fomento 4.750 04/01/26 979,529
1,480,000 Council of Europe Development Bank 1.375 02/27/25 1,392,573
1,500,000 Council Of Europe Development Bank 3.000 06/16/25 1,443,199
2,000,000 Council Of Europe Development Bank 0.875 09/22/26 1,776,554
1,500,000 Council Of Europe Development Bank 3.625 01/26/28 1,456,873
2,000,000 European Bank for Reconstruction & Development 1.625 09/27/24 1,909,961
3,000,000 European Bank for Reconstruction & Development 0.500 11/25/25 2,714,295
2,000,000 e European Bank for Reconstruction & Development 0.500 01/28/26 1,797,865
4,000,000 European Investment Bank 2.250 06/24/24 3,876,292
5,000,000 European Investment Bank 0.375 07/24/24 4,744,704
1,500,000 European Investment Bank 2.500 10/15/24 1,447,477
3,250,000 European Investment Bank 1.625 03/14/25 3,069,306
3,500,000 European Investment Bank 0.625 07/25/25 3,211,097
5,000,000 European Investment Bank 2.750 08/15/25 4,789,018
3,000,000 European Investment Bank 0.375 12/15/25 2,702,338
3,500,000 European Investment Bank 0.375 03/26/26 3,123,238
2,760,000 European Investment Bank 0.750 10/26/26 2,443,158
7,000,000 European Investment Bank 1.375 03/15/27 6,267,907
400,000 European Investment Bank 2.375 05/24/27 370,696
250,000 European Investment Bank 0.625 10/21/27 214,269
1,310,000 European Investment Bank 3.250 11/15/27 1,257,588
4,000,000 European Investment Bank 3.875 03/15/28 3,935,294
550,000 European Investment Bank 1.625 10/09/29 475,880
1,000,000 European Investment Bank 0.875 05/17/30 810,198
2,000,000 European Investment Bank 3.625 07/15/30 1,942,427

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 2,000,000 European Investment Bank 0.750% 09/23/30 $ 1,593,803
2,500,000 European Investment Bank 1.250 02/14/31 2,053,639
3,660,000 European Investment Bank 3.750 02/14/33 3,603,858
1,705,000 European Investment Bank 4.875 02/15/36 1,828,679
1,300,000 Export Development Canada 2.625 02/21/24 1,276,169
4,000,000 Export Development Canada 3.375 08/26/25 3,880,225
1,000,000 Export Development Canada 4.375 06/29/26 994,160
2,700,000 Export Development Canada 3.875 02/14/28 2,651,105
1,375,000 Export-Import Bank of Korea 3.625 11/27/23 1,364,783
500,000 Export-Import Bank of Korea 4.000 01/14/24 494,960
750,000 Export-Import Bank of Korea 2.875 01/21/25 720,073
750,000 Export-Import Bank of Korea 1.875 02/12/25 708,833
1,000,000 Export-Import Bank of Korea 0.750 09/21/25 902,731
250,000 Export-Import Bank of Korea 3.250 11/10/25 236,937
1,000,000 Export-Import Bank of Korea 0.625 02/09/26 884,573
500,000 Export-Import Bank of Korea 2.625 05/26/26 460,817
500,000 Export-Import Bank of Korea 3.250 08/12/26 467,085
750,000 Export-Import Bank of Korea 1.125 12/29/26 647,617
1,000,000 Export-Import Bank of Korea 1.625 01/18/27 892,380
500,000 Export-Import Bank of Korea 2.375 04/21/27 455,311
1,000,000 Export-Import Bank of Korea 4.250 09/15/27 976,276
1,500,000 Export-Import Bank of Korea 5.000 01/11/28 1,507,313
1,000,000 Export-Import Bank of Korea 1.250 09/21/30 796,471
1,000,000 Export-Import Bank of Korea 1.375 02/09/31 791,623
1,000,000 Export-Import Bank of Korea 2.125 01/18/32 820,335
485,000 Export-Import Bank of Korea 4 .500 09/15/32 478,453
1,500,000 Export-Import Bank of Korea 5.125 01/11/33 1,540,331
1,000,000 Export-Import Bank of Korea 2.500 06/29/41 737,721
100,000 Finland Government International Bond 6.950 02/15/26 104,417
1,250,000 Hungary Government International Bond 7.625 03/29/41 1,407,059
200,000 Hydro Quebec 8.500 12/01/29 239,868
1,000,000 Indonesia Government International Bond 4.150 09/20/27 968,898
750,000 Indonesia Government International Bond 3.500 01/11/28 704,300
1,500,000 Indonesia Government International Bond 4.550 01/11/28 1,480,343
900,000 Indonesia Government International Bond 4.750 02/11/29 888,424
1,250,000 Indonesia Government International Bond 3.400 09/18/29 1,141,537
1,000,000 Indonesia Government International Bond 2.850 02/14/30 884,759
675,000 Indonesia Government International Bond 3.850 10/15/30 629,115
1,500,000 Indonesia Government International Bond 1.850 03/12/31 1,209,215
1,500,000 Indonesia Government International Bond 2.150 07/28/31 1,228,304
300,000 Indonesia Government International Bond 3.550 03/31/32 270,762
1,000,000 Indonesia Government International Bond 4.650 09/20/32 977,741
1,275,000 Indonesia Government International Bond 4.850 01/11/33 1,266,340
875,000 Indonesia Government International Bond 4.350 01/11/48 769,143
1,125,000 Indonesia Government International Bond 5.350 02/11/49 1,130,270
1,000,000 e Indonesia Government International Bond 3.700 10/30/49 789,078
1,000,000 e Indonesia Government International Bond 3.500 02/14/50 762,847
2,000,000 e Indonesia Government International Bond 4.200 10/15/50 1,700,111
485,000 Indonesia Government International Bond 4.300 03/31/52 415,676
500,000 Indonesia Government International Bond 5.450 09/20/52 507,405
1,500,000 Indonesia Government International Bond 5.650 01/11/53 1,564,311
1,000,000 Indonesia Government International Bond 3.200 09/23/61 677,617
500,000 Indonesia Government International Bond 4.450 04/15/70 422,296
1,750,000 Indonesia Government International Bond 3.350 03/12/71 1,200,247
1,500,000 Inter-American Development Bank 2.625 01/16/24 1,477,784
500,000 Inter-American Development Bank 2.125 01/15/25 477,284
5,000,000 Inter-American Development Bank 1.750 03/14/25 4,728,053
10,000,000 Inter-American Development Bank 0.625 07/15/25 9,178,490
4,000,000 Inter-American Development Bank 0.875 04/20/26 3,608,446
1,500,000 Inter-American Development Bank 2.000 06/02/26 1,391,573
1,500,000 e Inter-American Development Bank 2.000 07/23/26 1,388,726

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 5,000,000 Inter-American Development Bank 1.500% 01/13/27 $ 4,510,536
1,000,000 Inter-American Development Bank 2.375 07/07/27 928,506
2,000,000 Inter-American Development Bank 0.625 09/16/27 1,718,698
3,000,000 Inter-American Development Bank 4.000 01/12/28 2,963,592
4,000,000 Inter-American Development Bank 1.125 07/20/28 3,427,517
2,000,000 Inter-American Development Bank 3.125 09/18/28 1,889,096
3,000,000 Inter-American Development Bank 2.250 06/18/29 2,682,855
2,000,000 e Inter-American Development Bank 3.500 09/14/29 1,927,476
3,000,000 Inter-American Development Bank 1.125 01/13/31 2,426,193
1,450,000 Inter-American Development Bank 3.200 08/07/42 1,232,174
300,000 Inter-American Development Bank 4.375 01/24/44 300,007
2,000,000 Inter-American Investment Corp 2.625 04/22/25 1,909,583
2,000,000 International Bank for Reconstruction & Development 1.500 08/28/24 1,913,498
1,600,000 International Bank for Reconstruction & Development 2.500 11/25/24 1,540,917
5,000,000 International Bank for Reconstruction & Development 1.625 01/15/25 4,740,455
6,000,000 International Bank for Reconstruction & Development 0 .375 07/28/25 5,476,916
4,500,000 International Bank for Reconstruction & Development 2.500 07/29/25 4,293,808
5,500,000 International Bank for Reconstruction & Development 0.500 10/28/25 4,992,014
500,000 International Bank for Reconstruction & Development 3.125 11/20/25 481,857
7,000,000 International Bank for Reconstruction & Development 0.875 07/15/26 6,269,172
2,000,000 International Bank for Reconstruction & Development 0 .750 11/24/27 1,717,172
2,000,000 International Bank for Reconstruction & Development 3.500 07/12/28 1,930,786
6,000,000 International Bank for Reconstruction & Development 3.625 09/21/29 5,821,784
2,000,000 International Bank for Reconstruction & Development 1.750 10/23/29 1,734,047
6,000,000 International Bank for Reconstruction & Development 3.875 02/14/30 5,905,463
5,000,000 e International Bank for Reconstruction & Development 0 .875 05/14/30 4,029,285
3,000,000 International Bank for Reconstruction & Development 0.750 08/26/30 2,376,692
5,000,000 International Bank for Reconstruction & Development 1.250 02/10/31 4,079,539
5,000,000 International Bank for Reconstruction & Development 1.625 11/03/31 4,171,171
5,000,000 e International Bank for Reconstruction & Development 2.500 03/29/32 4,461,978
834,000 International Bank for Reconstruction & Development 4 .750 02/15/35 874,747
1,300,000 International Finance Corp 2.875 07/31/23 1,297,817
2,500,000 International Finance Corp 0.375 07/16/25 2,286,051
5,000,000 International Finance Corp 0.750 08/27/30 3,967,913
1,000,000 Israel Government International Bond 2.875 03/16/26 946,250
975,000 Israel Government International Bond 3.250 01/17/28 910,377
600,000 Israel Government International Bond 2.750 07/03/30 529,644
1,915,000 Israel Government International Bond 4.500 01/17/33 1,878,921
1,500,000 Israel Government International Bond 4.500 01/30/43 1,375,335
200,000 Israel Government International Bond 4.125 01/17/48 170,876
1,800,000 Israel Government International Bond 3.875 07/03/50 1,475,597
300,000 Israel Government International Bond 4.500 04/03/20 241,771
4,250,000 Japan Bank for International Cooperation 3.375 10/31/23 4,217,663
2,300,000 Japan Bank for International Cooperation 2.500 05/23/24 2,234,906
720,000 Japan Bank for International Cooperation 1.750 10/17/24 685,885
500,000 e Japan Bank for International Cooperation 2.125 02/10/25 474,774
1,200,000 Japan Bank for International Cooperation 2.875 04/14/25 1,149,165
3,000,000 Japan Bank for International Cooperation 0.625 07/15/25 2,741,876
5,750,000 Japan Bank for International Cooperation 2.750 01/21/26 5,444,787
400,000 Japan Bank for International Cooperation 2.375 04/20/26 373,357
1,000,000 Japan Bank for International Cooperation 4.250 04/27/26 981,736
1,500,000 Japan Bank for International Cooperation 1.875 07/21/26 1,368,541
1,000,000 Japan Bank for International Cooperation 2.875 06/01/27 929,463
750,000 Japan Bank for International Cooperation 2.875 07/21/27 698,668
300,000 Japan Bank for International Cooperation 2.750 11/16/27 276,963
750,000 Japan Bank for International Cooperation 3.500 10/31/28 708,421
2,000,000 Japan Bank for International Cooperation 2.125 02/16/29 1,744,351
1,000,000 Japan Bank for International Cooperation 2 .000 10/17/29 859,194
1,500,000 Japan Bank for International Cooperation 1.250 01/21/31 1,184,033
3,000,000 Japan Bank for International Cooperation 1.875 04/15/31 2,478,026
350,000 Japan International Cooperation Agency 2.125 10/20/26 319,979

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,900,000 Japan International Cooperation Agency 3.250% 05/25/27 $ 1,785,031
1,000,000 Japan International Cooperation Agency 4.000 05/23/28 969,355
700,000 Japan International Cooperation Agency 3.375 06/12/28 658,358
2,000,000 Japan International Cooperation Agency 1.000 07/22/30 1,566,321
1,500,000 Japan International Cooperation Agency 1.750 04/28/31 1,219,763
950,000 Korea Development Bank 0.500 10/27/23 933,984
500,000 Korea Development Bank 3.750 01/22/24 494,940
700,000 Korea Development Bank 3.250 02/19/24 690,106
500,000 Korea Development Bank 0.400 06/19/24 475,679
1,000,000 Korea Development Bank 2.125 10/01/24 958,799
750,000 Korea Development Bank 1.750 02/18/25 707,607
200,000 Korea Development Bank 3.375 09/16/25 191,468
400,000 Korea Development Bank 3.000 01/13/26 377,159
1,000,000 Korea Development Bank 0.800 04/27/26 880,462
1,000,000 Korea Development Bank 0.800 07/19/26 868,663
1,000,000 Korea Development Bank 1.000 09/09/26 871,905
250,000 e Korea Development Bank 2.000 09/12/26 225,116
1,000,000 Korea Development Bank 2.250 02/24/27 913,165
1,000,000 Korea Development Bank 1.625 01/19/31 805,990
500,000 Korea Government International Bond 3.875 09/11/23 498,282
1,500,000 Korea Government International Bond 2.750 01/19/27 1,416,384
1,400,000 Korea Government International Bond 4.125 06/10/44 1,314,032
500,000 Korea Government International Bond 3.875 09/20/48 447,293
3,000,000 Kreditanstalt fuer Wiederaufbau 2.625 02/28/24 2,943,243
6,100,000 Kreditanstalt fuer Wiederaufbau 0.250 03/08/24 5,887,806
5,000,000 Kreditanstalt fuer Wiederaufbau 0.500 09/20/24 4,714,330
2,000,000 Kreditanstalt fuer Wiederaufbau 2.500 11/20/24 1,925,508
5,000,000 Kreditanstalt fuer Wiederaufbau 1.250 01/31/25 4,704,012
7,000,000 Kreditanstalt fuer Wiederaufbau 2.000 05/02/25 6,629,669
4,500,000 Kreditanstalt fuer Wiederaufbau 0.625 01/22/26 4,065,095
3,219,000 Kreditanstalt fuer Wiederaufbau 1.000 10/01/26 2,879,250
3,000,000 Kreditanstalt fuer Wiederaufbau 3.000 05/20/27 2,845,414
5,500,000 Kreditanstalt fuer Wiederaufbau 3.750 02/15/28 5,377,691
7,750,000 Kreditanstalt fuer Wiederaufbau 2.875 04/03/28 7,287,710
2,000,000 Kreditanstalt fuer Wiederaufbau 3.875 06/15/28 1,964,608
1,000,000 Kreditanstalt fuer Wiederaufbau 1.750 09/14/29 872,577
5,000,000 Kreditanstalt fuer Wiederaufbau 0.750 09/30/30 3,972,327
500,000 Landwirtschaftliche Rentenbank 2.000 01/13/25 476,378
2,000,000 Landwirtschaftliche Rentenbank 0.500 05/27/25 1,835,529
750,000 Landwirtschaftliche Rentenbank 2.375 06/10/25 712,677
1,000,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 917,779
3,000,000 Landwirtschaftliche Rentenbank 3.875 09/28/27 2,944,922
125,000 Landwirtschaftliche Rentenbank 2.500 11/15/27 115,917
4,000,000 Landwirtschaftliche Rentenbank 0.875 09/03/30 3,196,453
1,125,000 Mexico Government International Bond 5.400 02/09/28 1,143,891
15,464,000 Mexico Government International Bond 2.659 05/24/31 12,855,290
10,635,000 Mexico Government International Bond 4.875 05/19/33 10,146,430
2,000,000 Mexico Government International Bond 3.500 02/12/34 1,675,139
1,000,000 Mexico Government International Bond 6.350 02/09/35 1,051,291
1,000,000 Mexico Government International Bond 5.000 04/27/51 866,034
14,196,000 Mexico Government International Bond 6.338 05/04/53 14,460,862
2,936,000 Mexico Government International Bond 3.771 05/24/61 1,992,576
3,000,000 Mexico Government International Bond 3.750 04/19/71 1,997,418
950,000 Mexico Government International Bond 5.750 10/12/10 846,373
500,000 Nordic Investment Bank 2.875 07/19/23 499,577
2,000,000 Nordic Investment Bank 0.375 09/11/25 1,818,653
1,500,000 Nordic Investment Bank 0.500 01/21/26 1,349,861
1,000,000 Nordic Investment Bank 3.375 09/08/27 963,006
1,000,000 Panama Government International Bond 3.750 03/16/25 967,396
300,000 Panama Government International Bond 7.125 01/29/26 312,594
2,000,000 Panama Government International Bond 3.875 03/17/28 1,893,233

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,450,000 Panama Government International Bond 3.160% 01/23/30 $ 1,268,030
2,500,000 Panama Government International Bond 2.252 09/29/32 1,907,917
2,500,000 Panama Government International Bond 3.298 01/19/33 2,086,550
2,500,000 Panama Government International Bond 6.400 02/14/35 2,604,573
692,000 Panama Government International Bond 6.700 01/26/36 739,721
750,000 Panama Government International Bond 4.500 05/15/47 595,188
2,250,000 Panama Government International Bond 4.500 04/16/50 1,739,770
1,450,000 Panama Government International Bond 4.300 04/29/53 1,076,428
1,000,000 Panama Government International Bond 6.853 03/28/54 1,039,746
1,500,000 Panama Government International Bond 4.500 04/01/56 1,123,835
3,500,000 Panama Government International Bond 3.870 07/23/60 2,313,763
1,250,000 Panama Government International Bond 4.500 01/19/63 912,339
5,000,000 Peruvian Government International Bond 2.844 06/20/30 4,375,600
2,500,000 Peruvian Government International Bond 2.783 01/23/31 2,137,150
1,500,000 Peruvian Government International Bond 1.862 12/01/32 1,154,670
990,000 Peruvian Government International Bond 3.000 01/15/34 821,700
1,100,000 Peruvian Government International Bond 6.550 03/14/37 1,232,000
1,000,000 Peruvian Government International Bond 3.300 03/11/41 769,660
1,850,000 Peruvian Government International Bond 5.625 11/18/50 1,905,334
2,000,000 Peruvian Government International Bond 3.550 03/10/51 1,495,020
1,500,000 Peruvian Government International Bond 2.780 12/01/60 913,590
1,500,000 Peruvian Government International Bond 3.600 01/15/72 1,018,890
1,000,000 Peruvian Government International Bond 3.230 07/28/21 604,010
225,000 Philippine Government International Bond 4.200 01/21/24 223,193
1,000,000 Philippine Government International Bond 3.229 03/29/27 939,603
1,000,000 Philippine Government International Bond 5.170 10/13/27 1,010,238
2,219,000 Philippine Government International Bond 3.000 02/01/28 2,043,510
2,000,000 Philippine Government International Bond 4.625 07/17/28 2,003,168
3,375,000 Philippine Government International Bond 3.750 01/14/29 3,202,162
1,500,000 Philippine Government International Bond 2.457 05/05/30 1,296,313
2,000,000 Philippine Government International Bond 1.648 06/10/31 1,575,690
2,000,000 Philippine Government International Bond 1.950 01/06/32 1,604,086
1,000,000 Philippine Government International Bond 3.556 09/29/32 907,230
1,000,000 Philippine Government International Bond 5.609 04/13/33 1,054,631
1,500,000 Philippine Government International Bond 5.000 07/17/33 1,517,176
4,083,000 Philippine Government International Bond 3.950 01/20/40 3,496,037
300,000 Philippine Government International Bond 3.700 03/01/41 245,632
3,793,000 Philippine Government International Bond 3.700 02/02/42 3,096,229
1,500,000 Philippine Government International Bond 2.950 05/05/45 1,062,253
1,500,000 Philippine Government International Bond 2.650 12/10/45 1,007,515
325,000 Philippine Government International Bond 4.200 03/29/47 279,270
1,000,000 Philippine Government International Bond 5.950 10/13/47 1,078,626
1,000,000 Philippine Government International Bond 5.500 01/17/48 1,023,007
1,000,000 e Poland Government International Bond 4.000 01/22/24 990,604
2,725,000 Poland Government International Bond 3.250 04/06/26 2,620,088
850,000 Poland Government International Bond 5.750 11/16/32 890,460
1,050,000 Poland Government International Bond 5.500 04/04/53 1,055,884
775,000 Province of Alberta Canada 2.950 01/23/24 763,905
1,500,000 Province of Alberta Canada 1.875 11/13/24 1,429,885
1,000,000 Province of Alberta Canada 1.000 05/20/25 925,689
925,000 Province of Alberta Canada 3.300 03/15/28 877,993
2,000,000 Province of Alberta Canada 1.300 07/22/30 1,625,986
2,000,000 Province of British Columbia Canada 1.750 09/27/24 1,912,003
850,000 Province of British Columbia Canada 2.250 06/02/26 793,003
1,500,000 Province of British Columbia Canada 0.900 07/20/26 1,339,126
1,500,000 e Province of British Columbia Canada 1.300 01/29/31 1,215,104
850,000 h Province of British Columbia Canada 4.200 07/06/33 846,284
1,000,000 Province of Manitoba Canada 2.600 04/16/24 976,817
1,300,000 Province of Manitoba Canada 3.050 05/14/24 1,271,922
500,000 Province of Manitoba Canada 2.125 06/22/26 463,387
1,500,000 Province of Manitoba Canada 1.500 10/25/28 1,293,056

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 500,000 Province of New Brunswick Canada 3.625% 02/24/28 $ 479,211
1,000,000 Province of Ontario Canada 3.050 01/29/24 985,668
1,500,000 Province of Ontario Canada 3.200 05/16/24 1,468,280
2,000,000 Province of Ontario Canada 0.625 01/21/26 1,799,651
1,500,000 Province of Ontario Canada 1.050 04/14/26 1,355,985
1,000,000 Province of Ontario Canada 2.500 04/27/26 940,328
1,000,000 Province of Ontario Canada 2.300 06/15/26 932,977
1,000,000 Province of Ontario Canada 3.100 05/19/27 945,975
1,000,000 Province of Ontario Canada 1.050 05/21/27 874,131
2,000,000 e Province of Ontario Canada 2.000 10/02/29 1,744,510
1,000,000 Province of Ontario Canada 1.125 10/07/30 801,887
3,000,000 Province of Ontario Canada 1.600 02/25/31 2,470,636
1,500,000 Province of Ontario Canada 1.800 10/14/31 1,246,581
3,000,000 e Province of Ontario Canada 2 .125 01/21/32 2,543,696
200,000 Province of Quebec Canada 7.125 02/09/24 201,650
500,000 Province of Quebec Canada 2.875 10/16/24 484,079
2,500,000 Province of Quebec Canada 1.500 02/11/25 2,356,100
2,000,000 Province of Quebec Canada 0.600 07/23/25 1,829,980
3,500,000 Province of Quebec Canada 2.500 04/20/26 3,295,845
500,000 Province of Quebec Canada 2.750 04/12/27 467,084
3,000,000 Province of Quebec Canada 3.625 04/13/28 2,892,089
201,000 Province of Quebec Canada 7.500 09/15/29 233,875
1,500,000 Province of Quebec Canada 1.350 05/28/30 1,235,022
3,000,000 Province of Quebec Canada 1.900 04/21/31 2,528,837
1,000,000 Province of Saskatchewan Canada 3.250 06/08/27 946,310
1,600,000 Republic of Italy Government International Bond 6.875 09/27/23 1,603,200
3,000,000 Republic of Italy Government International Bond 0.875 05/06/24 2,869,902
2,000,000 Republic of Italy Government International Bond 2.375 10/17/24 1,909,240
1,500,000 Republic of Italy Government International Bond 2.875 10/17/29 1,302,510
1,599,000 Republic of Italy Government International Bond 5.375 06/15/33 1,593,351
2,000,000 Republic of Italy Government International Bond 4.000 10/17/49 1,541,260
3,000,000 Republic of Italy Government International Bond 3.875 05/06/51 2,160,510
1,500,000 Republic of Poland Government International Bond 5.500 11/16/27 1,537,548
2,000,000 Republic of Poland Government International Bond 4.875 10/04/33 1,962,000
2,000,000 State of Israel 2.500 01/15/30 1,745,824
2,050,000 State of Israel 3.375 01/15/50 1,535,983
870,000 Svensk Exportkredit AB 1.750 12/12/23 855,887
2,000,000 Svensk Exportkredit AB 0.375 07/30/24 1,891,959
500,000 Svensk Exportkredit AB 3.625 09/03/24 488,661
1,000,000 Svensk Exportkredit AB 0.625 05/14/25 918,588
3,000,000 Svensk Exportkredit AB 0.500 08/26/25 2,727,853
2,250,000 Svensk Exportkredit AB 4.625 11/28/25 2,232,091
1,500,000 Svensk Exportkredit AB 4.125 06/14/28 1,481,419
1,122,886 Uruguay Government International Bond 4.375 01/23/31 1,106,162
4,457,660 Uruguay Government International Bond 5.750 10/28/34 4,812,680
500,000 Uruguay Government International Bond 4.125 11/20/45 452,743
2,063,907 Uruguay Government International Bond 5.100 06/18/50 2,052,869
2,425,000 Uruguay Government International Bond 4.975 04/20/55 2,356,644
TOTAL FOREIGN GOVERNMENT BONDS 680,302,803
MORTGAGE BACKED - 26.9%
4,928 i Federal Home Loan Mortgage Corp (FHLMC) DGS1 + 2.250% 5.050 04/01/35 4,856
1,154 i FHLMC DGS1 + 2.125% 4.250 10/01/35 1,119
14,330 i FHLMC DGS1 + 2.255% 4.380 02/01/36 14,106
3,861 i FHLMC LIBOR 12 M + 1.854% 5.231 07/01/36 3,822
19,301 i FHLMC LIBOR 6 M + 1.595% 4.061 09/01/36 18,697
13,227 i FHLMC DGS1 + 2.247% 4.357 09/01/36 12,963
14,880 i FHLMC LIBOR 6 M + 1.755% 6.066 09/01/36 15,044
8,165 i FHLMC DGS1 + 2.250% 4.361 01/01/37 8,078
1,308 i FHLMC LIBOR 12 M + 1.765% 4.227 02/01/37 1,277
870 i FHLMC DGS1 + 2.250% 4.363 02/01/37 882

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 63,715 i FHLMC LIBOR 12 M + 1.843% 4.263% 03/01/37 $ 63,986
9,007,134 FHLMC 1.500 04/01/37 7,770,851
57,883 i FHLMC DGS1 + 2.250% 4.419 04/01/37 58,365
17,447 i FHLMC LIBOR 12 M + 1.612% 4.965 04/01/37 16,891
13,503,014 FHLMC 2.000 05/01/37 11,970,492
4,839 i FHLMC LIBOR 12 M + 2.097% 5.154 05/01/37 4,713
1,264 i FHLMC LIBOR 12 M + 1.750% 4.000 06/01/37 1,239
13,555 i FHLMC DGS1 + 2.248% 4.548 06/01/37 13,152
26,129 i FHLMC LIBOR 6 M + 1.270% 5.248 08/01/37 26,103
5,409 i FHLMC LIBOR 12 M + 0.905% 3.155 09/01/37 5,307
185 i FHLMC LIBOR 12 M + 1.795% 4.045 09/01/37 181
2,142 i FHLMC LIBOR 6 M + 1.520% 5.815 09/01/37 2,128
19,336 i FHLMC LIBOR 12 M + 2.055% 5.430 04/01/38 18,905
5,054 i FHLMC LIBOR 12 M + 2.004% 5.230 06/01/38 4,932
1,821 i FHLMC LIBOR 12 M + 1.625% 3.875 07/01/38 1,808
3,070 i FHLMC LIBOR 12 M + 1.861% 4.111 06/01/40 3,002
6,083 i FHLMC LIBOR 12 M + 1.887% 4.217 01/01/41 5,943
2,623 i FHLMC LIBOR 12 M + 1.880% 5.255 05/01/41 2,560
64,760 i FHLMC LIBOR 12 M + 1.859% 4.358 08/01/41 63,417
44,822 i FHLMC LIBOR 12 M + 1.750% 4.000 09/01/41 44,984
8,868 i FHLMC LIBOR 12 M + 1.860% 4.110 10/01/41 8,810
12,752,963 FHLMC 3.000 11/01/49 11,387,928
11,845,025 FHLMC 3.000 11/01/49 10,565,345
24,595,061 FHLMC 3.000 02/01/50 21,959,228
16,960,812 FHLMC 3.500 04/01/50 15,670,664
8,709,430 FHLMC 3.500 07/01/50 8,011,932
7,342,957 h FHLMC 2.000 02/01/51 6,022,885
6,388,909 h FHLMC 4.000 08/01/52 5,998,402
59 Federal Home Loan Mortgage Corp Gold (FGLMC) 5.000 10/01/23 58
86 FGLMC 5.500 10/01/23 86
210 FGLMC 5.000 11/01/23 209
794 FGLMC 5.000 03/01/24 787
174 FGLMC 4.500 04/01/24 172
86 FGLMC 4.500 05/01/24 85
689 FGLMC 4.500 06/01/24 681
6,951 FGLMC 4.000 07/01/24 6,839
3,218 FGLMC 4.000 07/01/24 3,165
121 FGLMC 5.500 07/01/24 121
5,389 FGLMC 4.000 08/01/24 5,302
1,169 FGLMC 4.500 09/01/24 1,155
726 FGLMC 4 .500 09/01/24 718
367 FGLMC 4.500 09/01/24 362
436 FGLMC 5.500 09/01/24 435
10,654 FGLMC 4.000 10/01/24 10,431
283 FGLMC 4.500 10/01/24 279
1,097 FGLMC 4.500 10/01/24 1,071
363 FGLMC 4 .500 11/01/24 359
2,255 FGLMC 4.500 12/01/24 2,229
585 FGLMC 4.500 02/01/25 577
17,919 FGLMC 4.000 03/01/25 17,518
522 FGLMC 4.500 06/01/25 516
1,345 FGLMC 4.500 07/01/25 1,328
36,209 FGLMC 3.500 10/01/25 35,358
10,900 FGLMC 4.000 10/01/25 10,669
55,637 FGLMC 3.500 11/01/25 54,354
32,737 FGLMC 3.500 11/01/25 31,983
16,756 FGLMC 3.500 12/01/25 16,370
8,519 FGLMC 3.000 01/01/26 8,268
127,077 FGLMC 3.500 01/01/26 124,007
10,670 FGLMC 4.000 04/01/26 10,424
22,342 FGLMC 4.000 05/01/26 21,810

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,735 FGLMC 5.500% 07/01/26 $ 5,715
51,349 FGLMC 4.000 08/01/26 50,173
648 FGLMC 6.000 08/01/26 654
23,524 FGLMC 3.000 09/01/26 22,737
77,672 FGLMC 3.000 10/01/26 74,983
115,043 FGLMC 3.500 10/01/26 111,678
1,832 FGLMC 5.000 10/01/26 1,816
887 FGLMC 5.500 10/01/26 884
434,194 FGLMC 3.000 02/01/27 418,432
311,264 FGLMC 2.500 05/01/27 297,043
357,666 FGLMC 2.500 11/01/27 340,416
15,457 FGLMC 6.000 12/01/27 15,609
285,871 FGLMC 2.500 01/01/28 271,638
751,935 FGLMC 2.500 03/01/28 713,191
23,197 FGLMC 5.000 03/01/28 23,084
431,290 FGLMC 2.500 05/01/28 408,829
2,156 FGLMC 5.500 05/01/28 2,148
1,301,283 FGLMC 2.500 07/01/28 1,233,608
1,032,835 FGLMC 2.500 07/01/28 977,974
277,780 FGLMC 3.000 10/01/28 265,178
14,964 FGLMC 5.500 01/01/29 14,911
104 FGLMC 6.500 01/01/29 106
1,558 FGLMC 4.000 02/01/29 1,522
641,098 FGLMC 3.500 03/01/29 614,877
169 FGLMC 6.500 03/01/29 175
1,116,886 FGLMC 3.000 07/01/29 1,065,484
4,580 FGLMC 5.000 12/01/29 4,583
3,313,323 FGLMC 2.500 05/01/30 3,082,889
7,986 FGLMC 4.000 08/01/30 7,803
65,764 FGLMC 4.500 01/01/31 64,619
109 FGLMC 8.000 01/01/31 109
58,393 FGLMC 4.000 03/01/31 57,048
8,166 FGLMC 4.000 05/01/31 7,978
55,409 FGLMC 4.500 05/01/31 54,443
32,016 FGLMC 4.000 06/01/31 31,278
63,895 FGLMC 4.000 08/01/31 62,424
74,198 FGLMC 4.000 09/01/31 72,488
1,218 FGLMC 6.500 09/01/31 1,261
3,199 FGLMC 8.000 09/01/31 3,262
36,913 FGLMC 3.500 11/01/31 35,522
5,626,218 FGLMC 2.500 12/01/31 5,220,208
30,108 FGLMC 7.000 12/01/31 30,422
5,929 FGLMC 6.500 01/01/32 6,161
14,174 FGLMC 6.000 02/01/32 14,593
638,147 FGLMC 3.000 03/01/32 597,790
5,476 FGLMC 7.000 04/01/32 5,688
6,187 FGLMC 6.500 05/01/32 6,340
433,719 FGLMC 3.500 09/01/32 414,691
3,022 FGLMC 5.500 11/01/32 3,096
5,129,315 FGLMC 3.000 01/01/33 4,833,726
4,618 FGLMC 6.000 02/01/33 4,696
16,949 FGLMC 5.000 03/01/33 17,077
4,396 FGLMC 6.000 03/01/33 4,440
5,561 FGLMC 6.000 03/01/33 5,617
13,360 FGLMC 5.000 04/01/33 13,344
2,129 FGLMC 6.000 04/01/33 2,192
80,648 FGLMC 5.000 06/01/33 80,104
42,818 FGLMC 5.500 06/01/33 43,862
19,989,619 FGLMC 2.500 07/01/33 18,496,340
907,386 FGLMC 3.500 07/01/33 859,702
17,120 FGLMC 4.500 07/01/33 16,885

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,436,372 FGLMC 4.000% 08/01/33 $ 1,397,586
1,681 FGLMC 5.000 08/01/33 1,690
6,255 FGLMC 6.500 08/01/33 6,405
53,986 FGLMC 5.000 09/01/33 54,434
8,924 FGLMC 5.500 09/01/33 8,921
15,671 FGLMC 5.500 09/01/33 15,633
46,759 FGLMC 5.500 09/01/33 47,025
23,808 FGLMC 5.500 09/01/33 23,758
14,966 FGLMC 4.000 10/01/33 14,408
3,041 FGLMC 5.000 10/01/33 3,066
39,525 FGLMC 5.500 10/01/33 39,713
2,521,300 FGLMC 3 .500 11/01/33 2,405,845
28,865 FGLMC 5.500 12/01/33 29,569
9,796 FGLMC 5.500 12/01/33 10,034
123,588 FGLMC 7.000 12/01/33 128,203
86,675 FGLMC 5.000 01/01/34 87,393
541,303 FGLMC 3.000 02/01/34 508,258
2,098 FGLMC 5.500 02/01/34 2,149
10,757 FGLMC 5.000 03/01/34 10,817
12,915 FGLMC 5.500 03/01/34 13,230
50,343 FGLMC 5.000 05/01/34 50,761
13,689 FGLMC 4.500 06/01/34 13,500
27,505 FGLMC 5.000 06/01/34 27,658
11,540 FGLMC 5.500 06/01/34 11,792
5,063 FGLMC 6.000 06/01/34 5,150
19,342 FGLMC 6.000 09/01/34 20,105
1,477,073 FGLMC 3.500 10/01/34 1,399,378
3,070 FGLMC 5.000 11/01/34 3,095
87,346 FGLMC 5.500 11/01/34 89,388
82,181 FGLMC 5.000 12/01/34 82,415
24,485 FGLMC 5.500 12/01/34 25,083
3,306 FGLMC 5.500 12/01/34 3,294
1,558 FGLMC 5.500 01/01/35 1,597
816 FGLMC 5.500 01/01/35 836
19,089 FGLMC 5.500 01/01/35 19,582
40,386 FGLMC 4.500 04/01/35 39,847
5,199 FGLMC 6.000 05/01/35 5,404
33,788 FGLMC 6.000 05/01/35 34,147
34,274 FGLMC 7.000 05/01/35 35,009
8,148 FGLMC 5.500 06/01/35 8,349
5,523 FGLMC 5.500 06/01/35 5,660
3,934 FGLMC 5.000 07/01/35 3,945
149,814 FGLMC 5.000 07/01/35 151,056
171,173 FGLMC 5.000 08/01/35 172,597
12,366 FGLMC 5.500 08/01/35 12,327
71,374 FGLMC 6.000 08/01/35 72,186
2,781 FGLMC 4.500 09/01/35 2,744
31,860 FGLMC 5.000 10/01/35 32,038
14,520 FGLMC 5.000 10/01/35 14,640
8,152 FGLMC 5.000 10/01/35 8,128
99,624 FGLMC 5.500 10/01/35 99,273
28,726 FGLMC 5.000 12/01/35 28,692
3,275 FGLMC 5.000 12/01/35 3,302
17,887 FGLMC 6.000 01/01/36 18,541
6,355 FGLMC 5.000 02/01/36 6,408
2,391 FGLMC 5.000 02/01/36 2,411
2,604 FGLMC 6.000 02/01/36 2,707
22,622 FGLMC 5.500 04/01/36 22,594
7,614 FGLMC 5.500 05/01/36 7,807
109,941 FGLMC 6.000 06/01/36 114,285
32,839 FGLMC 5.000 07/01/36 33,111

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 31,707 FGLMC 6.000% 07/01/36 $ 32,405
5,150 FGLMC 6.000 08/01/36 5,338
5,906 FGLMC 6.000 09/01/36 5,971
46,621 FGLMC 5.500 10/01/36 47,899
93,652 FGLMC 5.500 10/01/36 95,640
8,433 FGLMC 6.500 10/01/36 8,674
4,953 FGLMC 5.500 11/01/36 5,094
12,067 FGLMC 6.000 11/01/36 12,544
47,733 FGLMC 6.000 12/01/36 49,199
95,065 FGLMC 5.500 03/01/37 97,769
39,273 FGLMC 6.000 03/01/37 40,825
4,816 FGLMC 6.500 03/01/37 4,946
34,424 FGLMC 5.500 04/01/37 35,404
3,574 FGLMC 5.000 05/01/37 3,570
4,475 FGLMC 5.000 06/01/37 4,469
14,233 FGLMC 5.500 06/01/37 14,637
3,740,912 FGLMC 3.000 07/01/37 3,453,994
65,440 FGLMC 6.000 07/01/37 68,001
36,588 FGLMC 6.000 08/01/37 38,034
12,845 FGLMC 6.000 09/01/37 13,327
93,154 FGLMC 5.500 10/01/37 92,956
2,970 FGLMC 6.000 11/01/37 3,086
26,283 FGLMC 6.500 11/01/37 27,380
12,573 FGLMC 6.000 01/01/38 13,069
5,341 FGLMC 6.000 02/01/38 5,530
40,187 FGLMC 6.000 02/01/38 41,759
60,167 FGLMC 5.000 03/01/38 60,667
177,763 FGLMC 5.000 03/01/38 179,239
7,651 FGLMC 5.000 04/01/38 7,727
75,278 FGLMC 5.000 04/01/38 75,905
85,166 FGLMC 5.500 04/01/38 85,764
18,477 FGLMC 5.500 05/01/38 18,965
2,218 FGLMC 5.500 06/01/38 2,277
3,719 FGLMC 6.000 07/01/38 3,761
11,279 FGLMC 5.500 08/01/38 11,571
69,734 FGLMC 5.500 08/01/38 71,700
8,860 FGLMC 5.000 09/01/38 8,934
118,911 FGLMC 5.500 09/01/38 122,027
50,406 FGLMC 5.500 09/01/38 51,516
2,419 FGLMC 5.500 10/01/38 2,482
44,899 FGLMC 6.000 11/01/38 46,395
332,825 FGLMC 5.500 01/01/39 342,023
212,571 FGLMC 4.500 02/01/39 210,160
121,763 FGLMC 5 .000 02/01/39 122,775
9,292 FGLMC 5.500 02/01/39 9,530
401 FGLMC 4.500 03/01/39 394
54,427 FGLMC 5.000 03/01/39 54,880
6,622 FGLMC 6.000 03/01/39 6,846
9,148 FGLMC 4.500 04/01/39 9,045
336,642 FGLMC 4.500 04/01/39 331,954
75,543 FGLMC 4.000 05/01/39 72,716
1,947 FGLMC 4.500 05/01/39 1,924
50,290 FGLMC 4.500 05/01/39 49,719
1,131,295 FGLMC 4.500 05/01/39 1,118,464
81,126 FGLMC 4.500 05/01/39 79,574
47,048 FGLMC 5.000 05/01/39 47,438
96,870 FGLMC 4.000 06/01/39 93,245
530,237 FGLMC 4.500 06/01/39 524,223
16,676 FGLMC 4.500 06/01/39 16,487
7,847 FGLMC 5.000 06/01/39 7,891
2,855 FGLMC 5.500 06/01/39 2,928

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 158,814 FGLMC 4.000% 07/01/39 $ 152,870
63,466 FGLMC 4.500 07/01/39 62,746
12,512 FGLMC 4.500 07/01/39 12,371
4,899 FGLMC 4.500 07/01/39 4,830
42,452 FGLMC 5.000 07/01/39 42,806
75,338 FGLMC 5.500 07/01/39 75,862
5,474 FGLMC 4.500 08/01/39 5,412
12,791 FGLMC 5.000 08/01/39 12,898
124,363 FGLMC 4.000 09/01/39 119,710
334,863 FGLMC 5.000 09/01/39 337,646
115,528 FGLMC 5.000 09/01/39 116,491
1,310 FGLMC 5.500 09/01/39 1,313
134,171 FGLMC 6.500 09/01/39 138,722
36,515 FGLMC 4.500 10/01/39 36,101
22,036 FGLMC 4.500 10/01/39 21,786
40,981 FGLMC 4.500 10/01/39 40,517
26,669 FGLMC 5.000 10/01/39 26,890
8,619 FGLMC 4.000 11/01/39 8,296
28,475 FGLMC 4.500 11/01/39 28,152
11,146 FGLMC 5.000 11/01/39 11,239
47,995 FGLMC 4.500 12/01/39 47,451
21,495 FGLMC 4.500 12/01/39 21,251
65,541 FGLMC 4.500 12/01/39 64,551
31,872 FGLMC 4.500 12/01/39 31,428
48,395 FGLMC 5.500 12/01/39 49,683
60,399 FGLMC 4.500 01/01/40 59,714
6,058 FGLMC 5.000 01/01/40 6,109
7,657 FGLMC 5.500 01/01/40 7,855
22,538 FGLMC 5.500 03/01/40 23,138
222,765 FGLMC 4.000 04/01/40 214,433
13,100 FGLMC 4.500 04/01/40 12,952
38,197 FGLMC 4.500 04/01/40 37,763
31,288 FGLMC 5.000 04/01/40 31,549
68,746 FGLMC 5.000 04/01/40 69,125
258,687 FGLMC 6.000 04/01/40 268,389
730,264 FGLMC 4.500 05/01/40 721,984
271,392 FGLMC 5.000 05/01/40 272,915
2,079 FGLMC 4.500 06/01/40 2,056
245,795 FGLMC 5.500 06/01/40 252,124
331,849 FGLMC 4.500 07/01/40 328,086
6,380 FGLMC 4.500 08/01/40 6,308
59,973 FGLMC 5.000 08/01/40 60,473
164,769 FGLMC 5.000 08/01/40 166,142
17,079 FGLMC 5.000 08/01/40 17,221
1,052,620 FGLMC 5.500 08/01/40 1,080,422
88,714 FGLMC 4.000 09/01/40 85,394
1,179,386 FGLMC 4.000 11/01/40 1,135,260
768,975 FGLMC 4.000 12/01/40 740,201
107,071 FGLMC 3.500 01/01/41 100,362
178,367 FGLMC 3.500 01/01/41 167,248
103,707 FGLMC 4.000 01/01/41 99,826
114,348 FGLMC 3.500 02/01/41 107,182
381,712 FGLMC 4.000 02/01/41 367,427
125,753 FGLMC 4.000 02/01/41 121,048
705,534 FGLMC 4.000 04/01/41 679,134
124,541 FGLMC 4.500 04/01/41 123,128
27,545 FGLMC 5.000 04/01/41 27,700
110,421 FGLMC 4.500 05/01/41 109,168
134,273 FGLMC 4.500 06/01/41 132,750
301,617 FGLMC 3.500 10/01/41 282,750
304,191 FGLMC 5.000 10/01/41 306,722

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 440,765 FGLMC 3.500% 11/01/41 $ 413,137
174,077 FGLMC 4.500 12/01/41 172,104
1,494,529 FGLMC 3.500 01/01/42 1,400,894
435,569 FGLMC 3.500 02/01/42 408,280
494,415 FGLMC 3.500 04/01/42 463,439
1,214,889 FGLMC 4.000 05/01/42 1,169,418
4,012,326 FGLMC 4.500 05/01/42 3,966,871
823,919 FGLMC 3.500 07/01/42 772,303
183,542 FGLMC 3.000 08/01/42 165,886
1,351,116 FGLMC 3.000 10/01/42 1,221,121
947,749 FGLMC 3.000 10/01/42 856,572
398,726 FGLMC 3.500 12/01/42 373,171
1,451,322 FGLMC 2.500 01/01/43 1,254,451
2,730,622 FGLMC 3.000 01/01/43 2,467,904
4,040,715 FGLMC 3.000 04/01/43 3,651,891
10,797,104 FGLMC 3.000 04/01/43 9,758,145
1,190,375 FGLMC 3.500 05/01/43 1,112,357
1,664,466 FGLMC 3.000 08/01/43 1,504,290
1,203,661 FGLMC 3.000 08/01/43 1,087,824
1,191,074 FGLMC 3.500 08/01/43 1,113,013
446,009 FGLMC 4.500 10/01/43 438,197
574,024 FGLMC 4.000 11/01/43 551,815
1,078,212 FGLMC 3.500 02/01/44 1,006,520
876,861 FGLMC 4.000 02/01/44 842,123
6,885,197 FGLMC 4.000 02/01/44 6,612,434
388,112 FGLMC 4.000 04/01/44 372,496
483,471 FGLMC 4.500 05/01/44 474,993
882,296 FGLMC 4.000 06/01/44 836,971
1,366,404 FGLMC 4.000 08/01/44 1,294,796
1,011,687 FGLMC 3.500 09/01/44 943,366
1,432,118 FGLMC 3.500 11/01/44 1,334,919
1,876,118 FGLMC 3.500 12/01/44 1,747,613
1,147,236 FGLMC 3.500 01/01/45 1,074,448
2,408,059 FGLMC 3.000 02/01/45 2,176,237
2,973,919 FGLMC 3.500 03/01/45 2,771,153
1,744,808 FGLMC 4.000 03/01/45 1,670,273
1,165,675 FGLMC 3.000 04/01/45 1,053,453
2,391,649 FGLMC 3.500 04/01/45 2,227,329
6,358,796 FGLMC 3.500 07/01/45 5,923,922
4,485,666 FGLMC 4.500 07/01/45 4,409,094
13,644,139 FGLMC 3.000 08/01/45 12,332,057
10,356,547 FGLMC 3.500 10/01/45 9,648,256
1,890,308 FGLMC 4.000 11/01/45 1,809,479
3,560,085 FGLMC 3.500 12/01/45 3,314,730
8,467,147 FGLMC 3.000 03/01/46 7,620,441
2,646,013 FGLMC 3.500 03/01/46 2,456,057
1,392,293 FGLMC 4.000 03/01/46 1,330,796
6,184,724 FGLMC 3.000 04/01/46 5,543,847
6,065,140 FGLMC 3.500 05/01/46 5,695,182
4,615,589 FGLMC 3.500 08/01/46 4,305,287
9,323,678 FGLMC 3.000 09/01/46 8,386,848
3,797,246 FGLMC 4.000 09/01/46 3,627,557
3,344,636 FGLMC 3.000 11/01/46 2,989,094
4,135,983 FGLMC 3.000 11/01/46 3,705,720
11,889,022 FGLMC 3.000 11/01/46 10,611,829
2,397,445 FGLMC 3.000 12/01/46 2,147,658
3,055,411 FGLMC 3.500 12/01/46 2,832,124
5,574,672 FGLMC 3.000 02/01/47 4,993,274
1,815,843 FGLMC 3.500 02/01/47 1,682,081
1,503,664 FGLMC 4.000 02/01/47 1,435,547
2,513,879 FGLMC 3.500 05/01/47 2,322,714

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 2,017,229 FGLMC 3.000% 08/01/47 $ 1,813,159
2,625,762 FGLMC 3.000 11/01/47 2,348,485
4,052,655 FGLMC 3.000 12/01/47 3,624,690
12,563,456 FGLMC 3.000 01/01/48 11,251,135
4,362,400 FGLMC 3.000 02/01/48 3,899,672
3,242,806 FGLMC 3.500 03/01/48 3,000,771
2,765,859 FGLMC 3.500 05/01/48 2,555,493
2,143,521 FGLMC 4.000 05/01/48 2,051,294
2,954,544 FGLMC 3.500 07/01/48 2,729,820
3,127,619 FGLMC 4.000 07/01/48 2,985,302
5,737,255 FGLMC 4.000 08/01/48 5,476,180
1,058,063 FGLMC 4.500 09/01/48 1,035,422
4,502,455 FGLMC 4.000 10/01/48 4,291,488
2,758,709 FGLMC 4.500 12/01/48 2,699,016
1,435,460 FGLMC 4.500 02/01/49 1,406,688
3,719,624 FGLMC 3.500 05/01/49 3,436,566
121 Federal National Mortgage Association (FNMA) 5.000 07/01/23 120
20 FNMA 5.500 08/01/23 20
166 FNMA 5.000 11/01/23 164
4 FNMA 5.500 01/01/24 4
404 FNMA 5.500 02/01/24 402
1,979 FNMA 4.000 03/01/24 1,946
229 FNMA 4.500 04/01/24 226
12,489 FNMA 4.000 05/01/24 12,273
3,089 FNMA 4.000 05/01/24 3,032
332 FNMA 4.000 06/01/24 326
368 FNMA 4.500 07/01/24 364
483 FNMA 5.500 07/01/24 480
11 FNMA 8.000 07/01/24 11
2,534 FNMA 4.500 08/01/24 2,501
2,336 FNMA 4 .000 09/01/24 2,295
11,384 FNMA 4.000 09/01/24 11,131
1,036 FNMA 4.500 09/01/24 1,022
28,284 FNMA 4.500 10/01/24 27,925
1,928 FNMA 5.000 01/01/25 1,910
2,293 FNMA 4.500 02/01/25 2,262
15,972 FNMA 4.500 03/01/25 15,739
219 FNMA 4.500 03/01/25 216
10,098 FNMA 5.000 03/01/25 9,999
13,906 FNMA 4.500 04/01/25 13,711
6,410 FNMA 4.500 04/01/25 6,327
68,196 FNMA 4.000 05/01/25 66,582
33,120 FNMA 4.000 06/01/25 32,362
13,052 FNMA 4.500 06/01/25 12,881
8,564 FNMA 4.000 08/01/25 8,360
4,672 FNMA 5.500 08/01/25 4,701
26,554 FNMA 3.500 09/01/25 25,927
31,298 FNMA 4 .000 09/01/25 30,595
73,131 FNMA 3.500 10/01/25 71,404
66,059 FNMA 3.500 10/01/25 64,498
27,830 FNMA 5.000 10/01/25 27,554
47,089 FNMA 4.000 11/01/25 45,956
63,036 FNMA 3.500 12/01/25 61,511
52,652 FNMA 3.500 02/01/26 51,320
291,291 FNMA 3.500 02/01/26 284,079
16,468 FNMA 4.000 03/01/26 16,069
49,052 FNMA 4.000 06/01/26 47,807
46,831 FNMA 3.500 08/01/26 45,597
38,221 FNMA 3.500 09/01/26 37,124
19,320 FNMA 4.000 09/01/26 18,853
71,596 FNMA 3.500 10/01/26 69,542

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,437 FNMA 6.000% 10/01/26 $ 1,449
92,272 FNMA 3.000 11/01/26 88,973
83,568 FNMA 3.000 12/01/26 80,533
229,342 FNMA 3.000 01/01/27 220,882
156,266 FNMA 4.000 01/01/27 152,715
179,842 FNMA 3.500 02/01/27 174,377
315,712 FNMA 3.000 04/01/27 303,477
186,953 FNMA 3.000 04/01/27 179,759
113,569 FNMA 3.500 05/01/27 110,033
137,331 FNMA 2.500 06/01/27 130,946
411,857 FNMA 3.000 06/01/27 394,811
145,755 FNMA 2.500 07/01/27 138,979
343,783 FNMA 2.500 09/01/27 327,194
4,510 FNMA 5.500 09/01/27 4,489
536,292 FNMA 2.500 10/01/27 510,408
359,276 FNMA 3.000 11/01/27 344,514
723 FNMA 5.500 01/01/28 719
1,421,158 FNMA 2.500 02/01/28 1,348,597
1,148,314 FNMA 2.500 02/01/28 1,090,389
598 FNMA 5.000 02/01/28 593
878,793 FNMA 2.500 04/01/28 832,488
1,250,964 FNMA 2.500 04/01/28 1,184,025
3,686 FNMA 5.500 06/01/28 3,669
353,053 FNMA 2.500 07/01/28 333,896
750,666 FNMA 2.500 08/01/28 709,460
841,035 FNMA 3.000 10/01/28 801,831
560 FNMA 5.500 11/01/28 557
3 FNMA 7.500 01/01/29 3
1,261,914 FNMA 3.000 03/01/29 1,202,311
4,737 FNMA 4.000 03/01/29 4,623
4,553,285 FNMA 3.000 04/01/29 4,338,506
18,007 FNMA 4.500 04/01/29 17,674
12,400 FNMA 4.000 05/01/29 12,102
7,008 FNMA 4.500 06/01/29 6,878
2,475 FNMA 4.000 07/01/29 2,416
47,423 FNMA 4.500 08/01/29 46,546
5,625,456 FNMA 3.500 09/01/29 5,370,938
9,306 FNMA 4.500 09/01/29 9,134
7,386 FNMA 4.500 11/01/29 7,301
2,777 FNMA 4.500 01/01/30 2,726
693,632 FNMA 2.500 02/01/30 644,583
6,045 FNMA 4.000 03/01/30 5,900
2,662 FNMA 4.500 05/01/30 2,613
3,930 FNMA 4.500 06/01/30 3,857
1,685,950 FNMA 3.000 07/01/30 1,603,049
35,711 FNMA 4.500 08/01/30 35,049
7,946 FNMA 4.000 09/01/30 7,754
49,304 FNMA 4.000 10/01/30 48,115
451,909 FNMA 4.000 11/01/30 441,002
82,245 FNMA 4.000 11/01/30 80,260
18,470 FNMA 4.500 12/01/30 18,128
1,612,644 FNMA 3.000 02/01/31 1,536,228
25,582 FNMA 3.500 02/01/31 24,592
27,962 FNMA 4.000 02/01/31 27,287
319 FNMA 7.500 03/01/31 330
1,821,190 FNMA 2.500 04/01/31 1,687,773
76,680 FNMA 3.500 04/01/31 73,709
9,134 FNMA 4.000 04/01/31 8,914
1,847,783 FNMA 3.000 05/01/31 1,739,236
842 FNMA 6.000 05/01/31 861
2,112,162 FNMA 2.500 06/01/31 1,957,423

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 443,966 FNMA 4.500% 07/01/31 $ 438,862
48,393 FNMA 4.500 07/01/31 47,494
281,902 FNMA 4.000 08/01/31 275,089
2,780,630 FNMA 2.500 09/01/31 2,576,634
1,428,493 FNMA 3.000 09/01/31 1,344,510
17,306 FNMA 4.000 09/01/31 16,888
239 FNMA 6.500 09/01/31 245
10,281 FNMA 6.000 11/01/31 10,573
1,441 FNMA 6.500 11/01/31 1,480
2,990,978 FNMA 2.500 12/01/31 2,771,624
504,828 FNMA 3.500 01/01/32 485,239
3,349 FNMA 6.000 01/01/32 3,444
206,497 FNMA 3.500 02/01/32 198,487
2,434 FNMA 6.000 02/01/32 2,498
1,881,742 FNMA 3.000 03/01/32 1,771,259
10,405 FNMA 6.500 04/01/32 10,767
6,582,413 FNMA 3.000 06/01/32 6,195,890
20,220 FNMA 6.500 07/01/32 21,011
4,324 FNMA 6.500 08/01/32 4,475
237,896 FNMA 3.000 09/01/32 222,487
4,118 FNMA 7.500 09/01/32 4,107
712,590 FNMA 3.000 10/01/32 666,431
22,760 FNMA 5.500 10/01/32 23,097
5,663 FNMA 6 .000 11/01/32 5,844
4,322,980 FNMA 3.000 12/01/32 4,068,922
5,745 FNMA 5.500 12/01/32 5,830
288 FNMA 5.500 12/01/32 287
8,523 FNMA 6.000 12/01/32 8,675
46,807 FNMA 5.500 01/01/33 47,697
128,625 FNMA 6.000 01/01/33 132,809
46,135 FNMA 5.000 02/01/33 46,416
1,186 FNMA 5.000 02/01/33 1,169
525,996 FNMA 3.000 04/01/33 491,905
606,232 FNMA 3.500 04/01/33 573,714
2,455 FNMA 6.000 04/01/33 2,525
2,950,510 FNMA 3.500 05/01/33 2,827,010
310,622 FNMA 5.500 05/01/33 317,433
17,926 FNMA 5.000 06/01/33 18,044
34,925 FNMA 5.500 06/01/33 35,735
5,267 FNMA 4.500 07/01/33 5,130
24,789 FNMA 5.000 07/01/33 24,966
32,965 FNMA 4.500 08/01/33 32,130
3,262 FNMA 4.500 08/01/33 3,177
7,677 FNMA 5.000 08/01/33 7,731
20,265 FNMA 5.500 09/01/33 20,188
55,102 FNMA 5.500 09/01/33 54,877
5,568 FNMA 6.000 09/01/33 5,643
48,239 FNMA 4.500 10/01/33 47,549
9,927 FNMA 5.000 10/01/33 9,997
4,683 FNMA 5.000 10/01/33 4,647
85,935 FNMA 5.500 10/01/33 85,771
148,475 FNMA 5.500 10/01/33 149,144
2,523 FNMA 4.500 11/01/33 2,485
9,710 FNMA 5.000 11/01/33 9,779
684,219 FNMA 5.000 11/01/33 689,095
75,334 FNMA 5.000 12/01/33 75,869
101,183 FNMA 5.500 12/01/33 102,562
950,138 FNMA 3.000 01/01/34 888,534
30,689 FNMA 5.000 02/01/34 30,640
134,074 FNMA 6.000 02/01/34 137,284
7,649 FNMA 5.000 03/01/34 7,704

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 181,220 FNMA 5.000% 03/01/34 $ 182,509
3,905 FNMA 5.000 03/01/34 3,933
2,656 FNMA 5.000 03/01/34 2,675
3,076 FNMA 5.000 03/01/34 3,098
9,003 FNMA 5.000 03/01/34 9,067
23,992 FNMA 5.000 04/01/34 24,163
28,003 FNMA 5.500 04/01/34 28,650
11,540 FNMA 4.500 05/01/34 11,337
2,788 FNMA 4.500 05/01/34 2,715
9,770 FNMA 5.500 07/01/34 9,997
6,432 FNMA 5.500 07/01/34 6,582
9,399 FNMA 7.000 07/01/34 9,630
73,159 FNMA 5.000 08/01/34 73,680
7,948 FNMA 5.000 08/01/34 8,005
43,666 FNMA 6.000 08/01/34 45,192
7,722 FNMA 6.000 08/01/34 7,980
8,012,992 FNMA 3.500 09/01/34 7,628,204
155,593 FNMA 5.500 09/01/34 159,207
5,838,213 FNMA 2.500 11/01/34 5,358,402
1,372 FNMA 5.500 11/01/34 1,405
8,053 FNMA 6.000 11/01/34 8,125
8,581,462 FNMA 2.500 12/01/34 7,852,502
12,275,581 FNMA 3.000 12/01/34 11,495,712
2,339 FNMA 5.000 12/01/34 2,356
1,407 FNMA 5.500 12/01/34 1,440
6,321 FNMA 6.000 12/01/34 6,392
218,357 FNMA 4.500 01/01/35 215,238
19,478 FNMA 5.500 01/01/35 19,518
6,593,290 FNMA 3.500 02/01/35 6,277,312
20,289 FNMA 5.500 02/01/35 20,768
457,130 FNMA 5.500 02/01/35 467,727
5,486,247 FNMA 2.500 03/01/35 5,008,385
66,835 FNMA 5.500 04/01/35 66,521
19,012 FNMA 6.000 04/01/35 19,504
19,585 FNMA 6.000 04/01/35 20,335
6,970,768 FNMA 2.500 05/01/35 6,380,542
6,146,072 FNMA 3.000 05/01/35 5,752,208
25,012 FNMA 6.000 05/01/35 25,619
7,528 FNMA 5.000 06/01/35 7,581
1,037 i FNMA LIBOR 12 M + 1.570% 3.820 07/01/35 1,014
23,041 FNMA 5.000 07/01/35 23,205
1,991,275 FNMA 3.000 08/01/35 1,854,039
47,192 FNMA 4.500 08/01/35 46,495
53,943 FNMA 5.000 08/01/35 54,327
36,060 FNMA 5.000 08/01/35 36,317
1,649 FNMA 4.500 09/01/35 1,620
2,087 FNMA 4.500 09/01/35 2,057
5,780 FNMA 5.500 09/01/35 5,914
7,108,224 FNMA 2.500 10/01/35 6,488,385
18,674 FNMA 5.000 10/01/35 18,529
63,830 FNMA 5.500 10/01/35 64,429
16,240,971 FNMA 1.500 11/01/35 14,012,360
15,011,414 FNMA 2.000 11/01/35 13,385,228
7,572,095 FNMA 2.500 11/01/35 6,911,716
42,177 FNMA 5.500 11/01/35 43,257
6,068,959 FNMA 2.000 12/01/35 5,411,478
21,427,452 FNMA 1.500 01/01/36 18,493,586
2,526,745 FNMA 3.500 01/01/36 2,390,972
11,371 i FNMA LIBOR 12 M + 1.535% 3.985 02/01/36 11,065
159,387 FNMA 5.000 02/01/36 160,526
14,684,048 FNMA 1.500 03/01/36 12,673,289

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 71,642,513 FNMA 2.000% 03/01/36 $ 63,526,762
67,959 FNMA 6.000 03/01/36 70,565
7,610,070 FNMA 1.500 04/01/36 6,567,950
8,062,118 FNMA 1.000 05/01/36 6,732,610
23,218,891 FNMA 1.500 05/01/36 20,039,015
15,053,968 FNMA 2.000 05/01/36 13,345,421
814,842 FNMA 3.500 05/01/36 771,045
965 FNMA 5.000 05/01/36 972
113,676 FNMA 6.000 06/01/36 117,902
15,475,357 FNMA 2.000 07/01/36 13,721,910
15,064 i FNMA LIBOR 12 M + 1.595% 3.845 07/01/36 14,741
5,914 FNMA 6.000 07/01/36 5,994
27,282 FNMA 6.500 07/01/36 28,085
6,337,690 FNMA 3.000 08/01/36 5,865,688
47,787 FNMA 5.500 08/01/36 47,575
70,700 FNMA 6.500 08/01/36 72,560
12,440,519 FNMA 1.500 09/01/36 10,736,488
16,038,757 FNMA 2.000 09/01/36 14,218,442
15,029,132 FNMA 2.500 09/01/36 13,708,685
1,033,992 FNMA 3.000 09/01/36 956,630
5,922 FNMA 5.500 09/01/36 6,060
1,906 FNMA 6.500 09/01/36 2,011
7,828 FNMA 6.500 09/01/36 8,125
9,603 FNMA 6.000 10/01/36 9,971
25,651,672 FNMA 1.500 11/01/36 22,137,842
16,619,258 FNMA 2.000 11/01/36 14,733,059
2,279,962 FNMA 3.000 11/01/36 2,107,956
4,690 FNMA 6.500 11/01/36 4,925
29,904 FNMA 6.000 12/01/36 31,051
10,870,681 FNMA 1.500 01/01/37 9,381,438
10,633,127 FNMA 2.000 01/01/37 9,426,323
5,253 i FNMA LIBOR 12 M + 1.729% 4.074 01/01/37 5,157
11,618 FNMA 5.500 01/01/37 11,935
4,409,546 FNMA 1.500 02/01/37 3,804,309
87,772 FNMA 5.500 02/01/37 88,742
559 i FNMA LIBOR 6 M + 1.460% 5.738 02/01/37 566
5,367 FNMA 6.000 02/01/37 5,570
10,617 FNMA 7.000 02/01/37 10,968
34,906,858 FNMA 2.000 03/01/37 30,945,112
1,770 i FNMA LIBOR 12 M + 1.875% 4.375 03/01/37 1,731
855 FNMA 5.000 03/01/37 857
29,172 FNMA 6.500 03/01/37 30,610
40,762 FNMA 6.500 03/01/37 42,728
23,137,882 FNMA 2.000 04/01/37 20,511,853
8,839,561 FNMA 2.500 04/01/37 8,046,640
18,365 FNMA 7.000 04/01/37 19,090
33,372 FNMA 5.000 05/01/37 33,519
5,431 i FNMA LIBOR 12 M + 1.782% 4.081 06/01/37 5,340
6,318 FNMA 5.500 06/01/37 6,490
4,531,884 FNMA 3.000 08/01/37 4,228,706
8,503 FNMA 5.500 08/01/37 8,710
2,927 FNMA 6.000 08/01/37 2,996
13,345 FNMA 5.500 09/01/37 13,282
25,683 FNMA 6.000 09/01/37 26,380
20,157 FNMA 6.000 09/01/37 20,832
16,906 FNMA 6.000 09/01/37 17,249
47,416 FNMA 6.000 09/01/37 48,380
68,736 FNMA 6.000 09/01/37 70,837
5,853 FNMA 6.500 09/01/37 5,982
3,832 FNMA 6.500 09/01/37 3,919
5,577 i FNMA DGS1 + 2.275% 4.400 10/01/37 5,508

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,005 FNMA 6.500% 10/01/37 $ 5,200
6,446,977 FNMA 3.000 11/01/37 6,015,681
6,282,193 FNMA 3.500 11/01/37 5,944,503
4,743,847 FNMA 4.000 11/01/37 4,578,622
57,262 FNMA 5.500 11/01/37 58,765
107,036 FNMA 6.000 11/01/37 110,880
2,463 FNMA 7.000 11/01/37 2,432
2,059,166 FNMA 3.000 12/01/37 1,896,598
2,076,055 FNMA 4.000 01/01/38 2,000,060
461 FNMA 6.500 01/01/38 471
3,722,237 FNMA 4.500 02/01/38 3,650,854
2,741,461 FNMA 5.000 02/01/38 2,723,666
28,900 FNMA 5.500 02/01/38 29,569
15,029 FNMA 6.500 02/01/38 15,346
8,562 FNMA 7.000 02/01/38 9,159
7,062 i FNMA LIBOR 12 M + 1.770% 4.520 03/01/38 6,910
3,002 FNMA 5.000 03/01/38 3,023
1,385 FNMA 5.000 03/01/38 1,395
6,465 FNMA 5.500 03/01/38 6,636
2,477 FNMA 6.000 03/01/38 2,587
4,610 FNMA 6.500 03/01/38 4,770
7,855 FNMA 6.500 03/01/38 8,021
4,604 FNMA 6.500 03/01/38 4,701
64,873 FNMA 5.500 04/01/38 66,426
107,013 FNMA 6.000 04/01/38 110,551
11,395 FNMA 4.500 05/01/38 11,154
337,303 FNMA 5.000 05/01/38 339,713
75,924 FNMA 5.000 05/01/38 76,466
237,850 FNMA 6.000 06/01/38 246,709
431,797 FNMA 6.500 06/01/38 449,235
83,116 FNMA 6.000 07/01/38 86,203
848 i FNMA LIBOR 12 M + 1.603% 3.853 08/01/38 842
256,702 FNMA 6.000 09/01/38 265,713
9,476 i FNMA LIBOR 12 M + 1.321% 3.571 10/01/38 9,285
583 FNMA 6.000 10/01/38 588
3,453 FNMA 5.500 11/01/38 3,481
1,413 FNMA 5.000 12/01/38 1,419
234,736 FNMA 5.500 12/01/38 240,990
18,311 FNMA 4.500 01/01/39 17,963
19,198 FNMA 5.000 01/01/39 19,051
929,393 FNMA 5.000 01/01/39 931,917
32,899 FNMA 5.500 01/01/39 33,181
135,052 FNMA 5.500 01/01/39 138,681
11,421 FNMA 6.000 01/01/39 11,703
1,246 FNMA 6.000 01/01/39 1,258
45,107 FNMA 4.500 02/01/39 44,544
148,623 FNMA 4.500 02/01/39 146,770
65,164 FNMA 4.500 02/01/39 64,351
3,265 FNMA 5.500 02/01/39 3,343
141,255 FNMA 4.000 04/01/39 135,831
7,570 FNMA 5.500 04/01/39 7,684
260,453 FNMA 4.500 05/01/39 257,202
42,879 FNMA 4 .500 05/01/39 42,233
136,286 FNMA 4.500 06/01/39 134,587
49,539 FNMA 4.500 06/01/39 48,921
109,122 FNMA 5.500 06/01/39 112,099
2,758 i FNMA LIBOR 12 M + 1.835% 4.085 07/01/39 2,742
35,285 FNMA 4 .500 07/01/39 34,844
28,782 FNMA 4.500 07/01/39 28,349
2,606 FNMA 5.000 07/01/39 2,625
5,662 i FNMA LIBOR 12 M + 1.650% 3.900 08/01/39 5,555

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 4,376 i FNMA LIBOR 12 M + 1.690% 3.940% 08/01/39 $ 4,345
481,557 FNMA 4.000 08/01/39 463,031
86,131 FNMA 4.000 08/01/39 82,818
7,575 FNMA 4.500 08/01/39 7,480
94,364 FNMA 4.500 08/01/39 92,942
336,202 FNMA 4.500 08/01/39 331,132
2,852 FNMA 5.000 08/01/39 2,877
351,689 FNMA 5.000 08/01/39 354,203
194,966 FNMA 4.000 09/01/39 187,461
19,931 FNMA 5.000 09/01/39 20,073
86,949 FNMA 5.500 09/01/39 88,986
53,446 FNMA 6.000 09/01/39 55,366
181,501 FNMA 6.500 10/01/39 190,135
8,621 FNMA 5.000 11/01/39 8,659
205,326 FNMA 4.000 12/01/39 197,424
22,255 FNMA 4.500 12/01/39 21,949
730,566 FNMA 4.500 12/01/39 721,450
46,056 FNMA 4.500 12/01/39 45,362
7,722 i FNMA LIBOR 12 M + 1.815% 4.160 01/01/40 7,778
16,594 FNMA 4.500 01/01/40 16,387
17,003 FNMA 5.000 01/01/40 17,125
116,846 FNMA 6.000 02/01/40 120,756
5,543,049 FNMA 2.500 03/01/40 4,916,269
148,905 FNMA 4.500 03/01/40 147,048
70,048 FNMA 4.500 03/01/40 69,174
7,007 FNMA 5.000 03/01/40 7,057
7,165,089 FNMA 2.500 04/01/40 6,351,529
7,106,271 FNMA 3.000 04/01/40 6,486,152
7,513 FNMA 4.500 04/01/40 7,419
243,733 FNMA 5.000 04/01/40 245,479
176,438 FNMA 5.000 04/01/40 177,701
27,210 i FNMA LIBOR 12 M + 1.840% 4.257 05/01/40 27,470
7,865 FNMA 4.500 05/01/40 7,701
12,325 i FNMA LIBOR 12 M + 1.770% 5.033 05/01/40 12,030
13,573 i FNMA LIBOR 12 M + 1.835% 5.210 05/01/40 13,226
6,420,544 FNMA 2.500 06/01/40 5,689,536
16,004 FNMA 4.500 07/01/40 15,804
14,173 FNMA 4 .500 07/01/40 13,996
21,850 FNMA 5.000 07/01/40 22,006
196,010 FNMA 4.500 08/01/40 193,566
137,756 FNMA 4.500 08/01/40 136,038
140,500 FNMA 5.000 08/01/40 141,125
300,419 FNMA 4.500 09/01/40 296,670
143,782 FNMA 4.500 09/01/40 141,987
326,340 FNMA 6.000 09/01/40 338,855
46,783 FNMA 3.500 10/01/40 43,823
207,017 FNMA 4.000 10/01/40 199,045
449,404 FNMA 4.000 10/01/40 432,106
357,301 FNMA 4.500 10/01/40 352,840
424,543 FNMA 3.500 11/01/40 397,628
434,926 FNMA 4.000 11/01/40 418,177
475,353 FNMA 4.000 11/01/40 457,060
267,018 FNMA 4.000 11/01/40 256,736
50,274 FNMA 4 .500 11/01/40 49,646
13,936,449 FNMA 2.000 12/01/40 11,945,082
138,596 FNMA 4.000 12/01/40 133,259
23,809 i FNMA LIBOR 12 M + 1.823% 4.073 12/01/40 23,303
1,203,392 FNMA 4.500 12/01/40 1,188,378
13,669 FNMA 3.500 01/01/41 12,805
4,755,638 FNMA 1.500 02/01/41 3,870,812
11,500,643 FNMA 2.000 02/01/41 9,819,043

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 59,353 FNMA 3.500% 02/01/41 $ 55,586
400,728 FNMA 4.000 02/01/41 380,109
17,804 i FNMA LIBOR 12 M + 1.819% 4.197 02/01/41 17,916
395,207 FNMA 4.000 03/01/41 379,986
16,186,265 FNMA 2.000 04/01/41 13,821,970
298,464 FNMA 4.500 04/01/41 294,739
279,968 FNMA 4.500 05/01/41 276,475
81,525 FNMA 4.500 05/01/41 80,508
184,139 FNMA 4.500 06/01/41 181,362
34,517 i FNMA LIBOR 12 M + 1.782% 4.478 07/01/41 35,079
249,440 FNMA 4.500 07/01/41 246,326
12,597,394 FNMA 2.000 08/01/41 10,733,715
22,063,215 FNMA 1.500 09/01/41 17,692,776
4,279,303 FNMA 2.000 09/01/41 3,619,735
552,001 FNMA 4.000 09/01/41 530,742
344,231 FNMA 4.500 09/01/41 339,039
145,593 FNMA 5.500 09/01/41 149,562
13,208,703 FNMA 1.500 10/01/41 10,704,367
8,584,253 FNMA 2.000 10/01/41 7,296,519
22,061 i FNMA LIBOR 12 M + 1.815% 4.065 10/01/41 21,800
13,150,500 FNMA 2.000 11/01/41 11,175,070
234,828 FNMA 3 .500 11/01/41 219,858
188,754 FNMA 3.500 11/01/41 176,722
8,592,926 FNMA 3.500 12/01/41 8,045,129
1,387,493 FNMA 3.500 12/01/41 1,299,050
101,342 i FNMA LIBOR 12 M + 1.750% 4.000 12/01/41 102,182
242,254 FNMA 4.000 12/01/41 232,922
13,216,676 FNMA 2.500 01/01/42 11,520,563
661,165 FNMA 3.500 03/01/42 619,030
435,780 FNMA 4.000 03/01/42 419,006
7,029,738 h FNMA 3.000 04/01/42 6,311,735
1,594,950 FNMA 3.500 04/01/42 1,493,291
617,791 FNMA 3.500 04/01/42 578,420
562,752 FNMA 4.500 04/01/42 555,729
593,555 FNMA 5.000 04/01/42 597,803
4,137,237 h FNMA 2.500 05/01/42 3,592,707
399,685 FNMA 4.000 05/01/42 384,302
379,131 FNMA 5.000 05/01/42 381,728
483,801 FNMA 3.000 06/01/42 436,745
1,864,149 FNMA 3.500 06/01/42 1,745,327
1,536,550 FNMA 4.000 06/01/42 1,477,346
1,120,248 FNMA 4.000 06/01/42 1,077,083
2,792,536 FNMA 3.500 07/01/42 2,614,559
582,210 FNMA 4.500 07/01/42 574,938
641,804 FNMA 3.500 08/01/42 600,900
1,043,509 FNMA 3.000 09/01/42 942,018
1,324,888 FNMA 3 .500 09/01/42 1,240,437
6,715,896 FNMA 4.500 09/01/42 6,632,132
2,417,773 FNMA 3.000 10/01/42 2,182,612
605,254 FNMA 3.500 10/01/42 566,500
1,130,806 FNMA 2.500 01/01/43 976,213
3,598,154 FNMA 3 .000 01/01/43 3,248,155
4,107,118 FNMA 3.000 02/01/43 3,707,596
7,883,542 FNMA 3.000 04/01/43 7,116,575
11,100,654 FNMA 3.000 04/01/43 10,020,701
958,195 FNMA 3.000 04/01/43 864,983
2,767,592 FNMA 3.000 04/01/43 2,498,359
2,655,577 FNMA 3.000 06/01/43 2,397,205
63,038 i FNMA LIBOR 12 M + 1.695% 5.079 06/01/43 61,835
2,519,627 FNMA 3.000 07/01/43 2,274,482
6,435,059 FNMA 3.500 07/01/43 6,006,403

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,825,705 FNMA 3.500% 07/01/43 $ 1,704,087
23,139 i FNMA LIBOR 12 M + 1.550% 3.800 07/01/43 22,842
2,230,586 FNMA 3.000 08/01/43 2,013,580
1,143,901 FNMA 4.000 08/01/43 1,099,349
1,937,713 FNMA 3.000 09/01/43 1,749,195
2,028,675 FNMA 3.500 09/01/43 1,892,952
1,939,228 FNMA 3.500 10/01/43 1,811,149
176,307 FNMA 4.500 10/01/43 172,665
520,794 FNMA 4.000 11/01/43 499,430
1,116,293 FNMA 4.000 11/01/43 1,072,233
1,176,746 FNMA 4.500 12/01/43 1,154,773
332,726 FNMA 4.500 12/01/43 326,682
1,298,869 FNMA 4.000 01/01/44 1,245,993
18,283,391 FNMA 4.000 03/01/44 17,570,316
789,312 FNMA 4.000 05/01/44 755,490
822,328 FNMA 4.000 07/01/44 787,834
814,855 FNMA 4.000 07/01/44 780,443
577,836 FNMA 3.500 09/01/44 538,215
727,217 FNMA 4.000 09/01/44 695,905
1,849,808 FNMA 3.500 10/01/44 1,723,448
4,996,104 FNMA 5.000 11/01/44 5,031,864
730,831 FNMA 4.000 12/01/44 699,288
1,921,954 FNMA 3.000 01/01/45 1,735,107
6,484,901 FNMA 3.000 01/01/45 5,854,571
7,565,846 FNMA 3.500 01/01/45 7,066,290
3,076,143 FNMA 3.500 02/01/45 2,863,210
2,021,743 FNMA 3.000 04/01/45 1,825,140
2,607,221 FNMA 3.500 05/01/45 2,425,885
3,107,895 FNMA 3.500 07/01/45 2,891,684
2,966,589 FNMA 4.000 07/01/45 2,833,632
10,185,522 FNMA 3.500 09/01/45 9,536,273
4,785,506 FNMA 3.000 11/01/45 4,320,116
1,962,439 FNMA 3.500 11/01/45 1,825,173
6,126,763 FNMA 4.000 11/01/45 5,851,419
1,538,998 FNMA 3.500 12/01/45 1,431,346
5,745,223 FNMA 3.500 12/01/45 5,343,341
2,708,929 FNMA 3.500 12/01/45 2,519,447
7,858,030 FNMA 3.500 01/01/46 7,310,960
1,487,565 FNMA 3.500 02/01/46 1,383,511
3,979,552 FNMA 3 .500 04/01/46 3,706,673
2,293,463 FNMA 4.500 05/01/46 2,250,656
2,065,486 FNMA 3.000 06/01/46 1,851,812
3,156,578 FNMA 3.500 07/01/46 2,935,755
5,499,917 FNMA 3.500 08/01/46 5,149,343
3,167,203 FNMA 4.000 08/01/46 3,022,617
3,272,805 FNMA 3.000 09/01/46 2,921,181
4,056,507 FNMA 3.000 10/01/46 3,631,226
21,065,843 FNMA 3.000 11/01/46 18,919,127
1,877,389 FNMA 3.500 12/01/46 1,738,257
25,006,873 FNMA 3.000 01/01/47 22,402,377
3,161,424 FNMA 3.000 02/01/47 2,828,985
2,126,034 FNMA 4.000 02/01/47 2,027,221
4,471,214 FNMA 3.000 03/01/47 4,000,689
2,714,973 FNMA 3.500 03/01/47 2,512,156
614,729 FNMA 4.000 03/01/47 586,222
489,592 FNMA 4.500 03/01/47 478,617
4,045,562 FNMA 3.000 04/01/47 3,652,154
6,271,066 FNMA 3.000 04/01/47 5,610,638
3,601,029 FNMA 3.500 04/01/47 3,322,601
1,803,277 FNMA 3.500 05/01/47 1,676,146
3,579,552 FNMA 3.500 07/01/47 3,348,296

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 13,864,852 FNMA 4.000% 07/01/47 $ 13,253,338
18,378,082 FNMA 3.500 11/01/47 16,961,455
1,402,412 FNMA 4.500 11/01/47 1,376,232
1,820,603 FNMA 3.500 01/01/48 1,683,403
6,624,596 FNMA 4.000 01/01/48 6,315,991
1,039,431 FNMA 3.000 02/01/48 928,307
1,493,213 FNMA 3.500 02/01/48 1,378,108
10,369,011 FNMA 3.500 04/01/48 9,569,697
2,120,183 FNMA 4.000 04/01/48 2,024,093
181,835 FNMA 4.500 04/01/48 178,327
3,189,081 FNMA 3.500 06/01/48 2,943,225
5,484,927 FNMA 4.000 07/01/48 5,229,394
3,526,495 FNMA 4.500 07/01/48 3,458,475
2,006,775 FNMA 4.000 08/01/48 1,912,048
1,484,189 FNMA 4.000 10/01/48 1,415,038
2,049,209 FNMA 4.500 10/01/48 2,005,295
16,685,258 FNMA 3.000 11/01/48 14,932,032
4,075,189 FNMA 4.000 11/01/48 3,881,378
1,431,711 FNMA 4.500 11/01/48 1,399,281
1,502,381 FNMA 4.000 12/01/48 1,432,381
1,270,184 FNMA 4.500 01/01/49 1,240,041
3,408,527 FNMA 4.500 02/01/49 3,331,291
4,410,358 FNMA 4.000 04/01/49 4,204,853
3,841,433 FNMA 5.000 04/01/49 3,839,019
4,846,897 FNMA 3.500 07/01/49 4,471,286
17,828,468 FNMA 3.500 08/01/49 16,453,795
2,909,692 FNMA 4.000 08/01/49 2,767,983
10,596,017 FNMA 3.000 09/01/49 9,414,016
6,022,901 FNMA 3.000 12/01/49 5,350,413
13,313,254 FNMA 3.000 12/01/49 11,888,515
11,481,365 FNMA 3.000 12/01/49 10,197,049
23,076,483 FNMA 3.000 02/01/50 20,561,836
10,711,074 FNMA 3.500 02/01/50 9,919,753
14,553,229 FNMA 3.000 03/01/50 12,898,960
20,986,902 FNMA 3.000 05/01/50 18,619,671
11,639,261 FNMA 3.000 06/01/50 10,317,560
8,936,688 FNMA 4.000 06/01/50 8,488,886
10,939,682 FNMA 4.000 08/01/50 10,373,288
30,498,530 FNMA 2.500 09/01/50 26,097,839
164,196,705 FNMA 2.500 10/01/50 140,105,339
20,544,561 FNMA 1.500 11/01/50 15,889,876
100,692,356 FNMA 2.000 11/01/50 82,820,562
14,716,186 FNMA 2.500 11/01/50 12,563,725
57,964,194 FNMA 1.500 12/01/50 44,831,250
106,734,210 FNMA 2.000 12/01/50 87,778,670
9,540,311 FNMA 2.500 12/01/50 8,161,176
80,972,766 FNMA 2.000 01/01/51 66,588,105
8,478,011 FNMA 1.500 02/01/51 6,571,105
7,710,679 FNMA 2.000 02/01/51 6,319,813
96,601,751 FNMA 2.500 02/01/51 82,427,175
38,731,798 FNMA 1.500 03/01/51 29,960,102
110,080,201 FNMA 2.000 03/01/51 90,198,116
22,219,568 FNMA 1.500 04/01/51 17,183,969
133,316,141 FNMA 2.000 04/01/51 109,155,929
30,093,278 FNMA 2.500 04/01/51 25,649,826
84,982,499 FNMA 2.000 05/01/51 69,586,933
81,979,139 FNMA 2.000 06/01/51 67,059,437
48,498,694 FNMA 2.500 06/01/51 41,277,050
52,378,516 FNMA 2.000 07/01/51 42,788,956
80,212,956 FNMA 2.000 08/01/51 65,579,748
97,778,442 FNMA 2.500 08/01/51 83,096,210

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 44,610,086 FNMA 2.000% 09/01/51 $ 36,493,109
42,603,141 FNMA 2.500 09/01/51 36,230,414
11,387,929 FNMA 1.500 11/01/51 8,806,968
94,776,700 FNMA 2.000 11/01/51 77,416,614
44,191,618 FNMA 2.500 11/01/51 37,540,217
69,195,387 FNMA 2.000 12/01/51 56,476,550
73,767,095 FNMA 2.000 12/01/51 60,215,350
85,458,118 h FNMA 2.500 12/01/51 72,577,621
90,944,900 FNMA 2.500 01/01/52 77,119,561
59,012,694 FNMA 3.000 01/01/52 52,064,310
66,609,946 FNMA 2.000 02/01/52 54,339,929
17,135,180 FNMA 3.500 02/01/52 15,635,594
50,744,309 FNMA 2.000 03/01/52 41,409,901
78,806,976 FNMA 2 .500 03/01/52 66,857,751
8,974,169 FNMA 3.500 03/01/52 8,187,623
14,280,407 FNMA 2.000 04/01/52 11,650,148
29,475,518 FNMA 2.500 04/01/52 25,006,139
9,182,660 FNMA 3.500 04/01/52 8,369,538
54,441,004 FNMA 2.500 05/01/52 46,219,858
19,395,096 FNMA 3.000 05/01/52 17,075,014
7,497,715 FNMA 3.500 05/01/52 6,833,801
57,475,285 FNMA 4.000 05/01/52 53,968,377
9,532,110 FNMA 2.500 06/01/52 8,086,869
4,730,074 FNMA 3.500 06/01/52 4,311,236
14,081,606 FNMA 4.000 06/01/52 13,222,379
32,515,993 FNMA 4.500 06/01/52 31,268,542
5,681,272 FNMA 3.000 07/01/52 5,003,234
11,141,665 h FNMA 3.000 07/01/52 9,809,035
27,813,201 FNMA 3.500 07/01/52 25,353,987
9,483,379 FNMA 4.000 07/01/52 8,904,713
39,354,431 FNMA 4.000 07/01/52 36,940,874
9,394,132 FNMA 4.500 07/01/52 9,033,483
23,569,445 FNMA 4.500 07/01/52 22,664,588
23,084,899 FNMA 5.000 07/01/52 22,637,431
12,843,038 FNMA 2.500 08/01/52 10,895,708
4,662,446 FNMA 5.000 08/01/52 4,573,304
19,370,053 h FNMA 3.500 09/01/52 17,657,264
5,089,372 FNMA 4.000 09/01/52 4,776,716
20,223,529 FNMA 4.500 09/01/52 19,446,597
26,292,113 h FNMA 5.000 09/01/52 25,781,624
4,516,770 FNMA 3.000 10/01/52 3,977,102
8,701,552 FNMA 4.000 10/01/52 8,167,891
54,610,880 FNMA 4.500 10/01/52 52,510,067
27,249,966 FNMA 5.000 10/01/52 26,713,732
15,610,592 FNMA 5.500 10/01/52 15,541,917
16,570,456 FNMA 3.000 11/01/52 14,588,316
15,191,506 FNMA 3.500 11/01/52 13,846,330
10,621,722 FNMA 4.000 11/01/52 9,969,212
32,013,352 FNMA 5.000 11/01/52 31,372,022
9,436,628 FNMA 5.500 11/01/52 9,403,730
9,208,676 FNMA 6.000 11/01/52 9,289,337
3,080,416 FNMA 4.000 12/01/52 2,891,188
15,208,114 FNMA 5.500 12/01/52 15,179,521
15,779,636 FNMA 5.500 01/01/53 15,704,251
22,373,592 FNMA 6.000 01/01/53 22,569,569
6,270,761 FNMA 6.500 01/01/53 6,403,083
15,860,056 FNMA 5.000 02/01/53 15,542,189
20,084,579 FNMA 5.500 02/01/53 19,988,627
891,692 FNMA 7.000 02/01/53 919,598
2,139,731 FNMA 3.500 03/01/53 1,950,257
2,113,554 FNMA 4.000 03/01/53 1,983,710

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 3,049,463 FNMA 4.500% 03/01/53 $ 2,932,121
7,467,010 FNMA 6.000 03/01/53 7,532,416
3,579,541 FNMA 6.500 03/01/53 3,655,075
2,952,129 FNMA 5.000 04/01/53 2,892,450
7,735,567 FNMA 5.500 04/01/53 7,699,146
3,781,850 FNMA 6.000 04/01/53 3,814,977
1,877,049 FNMA 6.500 04/01/53 1,916,658
11,159,990 h FNMA 5.000 05/01/53 10,936,405
10,362,296 h FNMA 4.500 06/01/53 9,963,545
24,050,000 h FNMA 5.500 07/01/53 23,936,766
12,870,000 h FNMA 6.000 07/01/53 12,982,835
8,795,000 h FNMA 6.500 07/01/53 8,980,586
1,728,145 FNMA 3.500 07/01/55 1,603,144
44 Government National Mortgage Association (GNMA) 4.500 01/20/24 43
939 GNMA 4.000 04/15/24 932
64 GNMA 4.500 07/15/24 63
6,519 GNMA 4.000 08/15/24 6,443
1,427 GNMA 4.500 08/15/24 1,402
1,934 GNMA 4.000 09/15/24 1,915
1,274 GNMA 4.500 01/15/25 1,251
13,340 GNMA 4.000 08/15/25 13,089
7,260 GNMA 3.500 03/15/26 7,062
7,969 GNMA 4.000 04/15/26 7,773
9,447 GNMA 4.000 06/20/26 9,247
15,040 GNMA 3.500 11/20/26 14,625
75,517 GNMA 3.000 12/15/26 72,779
260,468 GNMA 2.500 04/20/27 249,037
220,091 GNMA 2.500 09/20/27 209,768
85 GNMA 6.500 09/15/28 87
85 GNMA 6.500 09/15/28 86
712 GNMA 6.500 11/15/28 726
132 GNMA 7.500 11/15/28 132
350,823 GNMA 3.500 11/20/28 339,042
4,330 GNMA 8.500 10/15/30 4,345
1,522 GNMA 8.500 10/20/30 1,574
189 GNMA 8.500 12/15/30 201
199 GNMA 7.000 06/20/31 203
175 GNMA 7.000 07/15/31 173
1,835,660 GNMA 3.000 08/20/32 1,732,862
75,824 GNMA 6.000 10/15/32 78,851
10,038 GNMA 5.500 12/20/32 10,190
26,447 GNMA 5.500 05/15/33 26,562
2,652 GNMA 5.000 07/15/33 2,627
11,845 GNMA 5.500 07/15/33 11,927
2,788 GNMA 5.000 07/20/33 2,792
8,514 GNMA 5.000 08/15/33 8,481
12,224 GNMA 5.000 08/15/33 12,178
45,569 GNMA 5.500 09/15/33 46,098
38,129 GNMA 6.000 11/20/33 39,557
16,320 GNMA 5.500 05/20/34 16,728
24,009 GNMA 6.000 09/20/34 24,411
1,676 GNMA 5.000 10/20/34 1,699
45,044 GNMA 5.500 11/15/34 45,939
22,836 GNMA 6.500 01/15/35 23,587
13,166 GNMA 5 .500 02/20/35 13,468
243,804 GNMA 5.000 03/20/35 247,118
71,531 GNMA 5.000 04/15/35 71,675
74,487 GNMA 5.500 05/20/35 76,723
2,566 GNMA 5.000 09/20/35 2,601
1,920 GNMA 5.000 11/15/35 1,942
3,009 GNMA 5.000 11/15/35 3,005

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 20,886 GNMA 5.500% 02/20/36 $ 21,514
2,913 GNMA 5.500 03/15/36 2,973
6,647 GNMA 5.500 05/20/36 6,812
2,638 GNMA 6.500 06/15/36 2,706
63,362 GNMA 5.500 06/20/36 65,263
3,927 GNMA 5.000 09/15/36 3,972
2,098 GNMA 6.000 09/15/36 2,140
6,282 GNMA 6.000 10/20/36 6,574
4,165 GNMA 5.000 12/15/36 4,212
3,849 GNMA 6.000 01/20/37 4,026
55,467 GNMA 5.500 02/15/37 56,036
13,872 GNMA 6.000 02/20/37 14,516
96,409 GNMA 6.000 04/15/37 100,715
39,649 GNMA 6.000 04/20/37 40,247
5,573 GNMA 6.000 06/15/37 5,638
7,633 GNMA 6.000 08/20/37 7,987
6,637 GNMA 6.500 08/20/37 7,084
30,273 GNMA 6.500 11/20/37 31,866
10,674 GNMA 6.000 12/15/37 11,046
1,684 GNMA 5.000 02/20/38 1,707
36,259 GNMA 5.000 04/15/38 36,359
1,056 GNMA 5.500 05/20/38 1,085
5,687 GNMA 5.500 06/15/38 5,861
19,826 GNMA 6.000 06/20/38 20,747
19,709 GNMA 5.500 07/15/38 20,236
138,219 GNMA 5.000 07/20/38 139,579
135,924 GNMA 5.500 07/20/38 140,426
4,452 GNMA 5 .500 08/15/38 4,584
45,429 GNMA 6.000 08/15/38 47,484
40,989 GNMA 6.000 08/15/38 41,671
13,403 GNMA 6.000 08/20/38 14,026
52,693 GNMA 6.000 09/20/38 55,126
31,654 GNMA 5.000 10/15/38 31,462
5,084 GNMA 5.500 10/15/38 5,161
7,071 GNMA 6.500 10/20/38 7,094
2,844 GNMA 6.500 10/20/38 3,025
744 GNMA 5.500 11/15/38 767
12,411 GNMA 6.500 11/20/38 13,047
42,283 GNMA 6.000 12/15/38 44,051
881 GNMA 6.500 12/15/38 905
9,953 GNMA 5.000 01/15/39 10,015
217,457 GNMA 4.500 01/20/39 215,939
29,333 GNMA 6.500 01/20/39 30,764
8,133 GNMA 5.000 02/15/39 8,183
685 GNMA 6.000 02/15/39 693
7,484 GNMA 4.500 03/15/39 7,393
101,946 GNMA 4.500 03/15/39 99,758
2,890 GNMA 4.500 03/20/39 2,870
59,163 GNMA 5.500 03/20/39 61,819
5,091 GNMA 4.500 04/15/39 5,015
102,706 GNMA 5.500 04/15/39 105,767
1,989 GNMA 5.000 04/20/39 2,020
8,274 GNMA 4.000 05/15/39 8,042
143,159 GNMA 4.500 05/15/39 141,281
71,004 GNMA 5.000 05/15/39 71,259
10,244 GNMA 4.000 05/20/39 9,947
25,182 GNMA 4.500 05/20/39 25,006
604,263 GNMA 5.000 05/20/39 611,656
4,069 GNMA 4.500 06/15/39 4,020
356,160 GNMA 4.500 06/15/39 351,986
576,943 GNMA 5.000 06/15/39 577,784

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 435,447 GNMA 5.000% 06/15/39 $ 433,631
9,519 GNMA 5.000 06/15/39 9,575
3,969 GNMA 5.000 06/15/39 3,987
4,396 GNMA 5.000 06/15/39 4,425
5,678 GNMA 4.000 06/20/39 5,513
3,782 GNMA 5.000 06/20/39 3,842
407,452 GNMA 4.000 07/15/39 393,674
4,586 GNMA 4.500 07/15/39 4,488
12,306 GNMA 4.500 07/15/39 12,042
498,117 GNMA 4.500 07/15/39 491,574
6,788 GNMA 5.000 07/15/39 6,823
55,226 GNMA 4.500 07/20/39 54,840
51,834 GNMA 5.000 07/20/39 52,653
6,005 GNMA 5.500 07/20/39 6,185
24,854 GNMA 4.000 08/15/39 24,084
48,393 GNMA 5.000 08/15/39 48,160
2,846 GNMA 5.500 08/15/39 2,879
17,519 GNMA 6.000 08/15/39 17,712
17,262 GNMA 4.000 08/20/39 16,761
13,122 GNMA 5.000 08/20/39 13,333
17,798 GNMA 5.000 09/20/39 18,085
3,686 GNMA 4.500 10/15/39 3,607
2,035 GNMA 5.000 10/15/39 2,044
5,580 GNMA 4.500 10/20/39 5,541
11,815 GNMA 4.500 11/15/39 11,671
8,120 GNMA 4.500 11/20/39 8,064
9,852 GNMA 5.000 11/20/39 10,010
275,348 GNMA 4.500 12/15/39 271,732
8,155 GNMA 4.500 12/20/39 8,098
311,978 GNMA 5.000 12/20/39 316,999
269,558 GNMA 4.500 01/20/40 267,677
4,782 GNMA 5.500 01/20/40 4,944
184,436 GNMA 5.500 02/15/40 190,123
24,335 GNMA 4.000 03/15/40 23,727
4,118 GNMA 5.000 03/15/40 4,081
1,345 GNMA 4.500 04/15/40 1,320
49,142 GNMA 5.000 04/15/40 48,966
10,891 GNMA 4.500 04/20/40 10,815
1,611 GNMA 4.500 05/15/40 1,590
48,377 GNMA 5.000 05/15/40 48,497
81,998 i GNMA DGS1 + 1.500% 2.875 05/20/40 80,012
2,278 GNMA 4.500 05/20/40 2,262
1,058,413 GNMA 4.500 06/15/40 1,045,575
3,032 GNMA 4.500 06/15/40 2,992
3,412 GNMA 4.500 06/15/40 3,367
57,062 GNMA 5.000 06/20/40 57,769
95,542 GNMA 4.500 07/15/40 94,293
30,075 GNMA 4.500 07/15/40 29,431
383,459 GNMA 4.500 07/20/40 380,783
11,679 GNMA 5.000 07/20/40 11,867
79,240 GNMA 4.000 08/15/40 76,693
412,972 GNMA 4.000 08/15/40 398,238
34,417 GNMA 4.500 08/15/40 34,001
28,165 GNMA 4.500 08/20/40 27,968
25,200 GNMA 4.500 09/20/40 24,902
9,304 GNMA 5.500 09/20/40 9,619
8,622 GNMA 6.500 09/20/40 8,850
12,910 GNMA 4.000 10/15/40 12,495
20,570 GNMA 6.000 10/20/40 21,523
149,934 GNMA 4.000 11/15/40 145,133
328,299 GNMA 4.000 11/20/40 318,767

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 77,244 GNMA 3 .500% 12/15/40 $ 72,858
147,934 GNMA 5.500 12/20/40 152,744
426,053 GNMA 4.000 01/15/41 414,658
888,608 GNMA 4.000 01/20/41 862,803
84,614 GNMA 4.000 02/15/41 82,312
243,192 GNMA 4.500 02/20/41 241,495
143,172 GNMA 4.500 03/15/41 141,454
275,154 GNMA 4.500 04/20/41 273,234
62,827 GNMA 5.000 04/20/41 63,839
17,384 i GNMA DGS1 + 1.500% 2.875 06/20/41 16,968
54,106 GNMA 4.000 07/15/41 52,634
114,929 GNMA 4.000 07/20/41 111,590
390,136 GNMA 4.500 07/20/41 387,413
343,017 GNMA 5.000 07/20/41 348,514
81,892 GNMA 4.500 08/15/41 80,815
168,500 GNMA 5.000 08/20/41 171,213
238,363 GNMA 4.000 09/15/41 229,878
11,985 i GNMA DGS1 + 1.500% 2.625 09/20/41 11,569
534,835 GNMA 4.000 09/20/41 519,301
38,996 GNMA 4.000 10/15/41 37,935
24,021 i GNMA DGS1 + 1.500% 2.750 10/20/41 23,088
12,671 i GNMA DGS1 + 1.500% 2.750 10/20/41 12,149
687,538 GNMA 4.000 10/20/41 667,568
95,899 GNMA 5.500 10/20/41 98,752
188,660 GNMA 3.500 11/15/41 177,944
483,129 GNMA 4.000 11/15/41 467,599
891,798 GNMA 4.500 11/20/41 885,586
413,975 GNMA 5.000 11/20/41 420,646
90,955 GNMA 6.000 11/20/41 95,181
487,816 GNMA 3.500 01/20/42 458,838
65,844 i GNMA DGS1 + 1.500% 3.625 02/20/42 65,163
232,268 GNMA 3.500 03/20/42 218,522
442,536 GNMA 4.500 03/20/42 439,445
430,385 GNMA 3.500 04/15/42 405,969
950,369 GNMA 3.500 05/20/42 883,027
2,204,068 GNMA 3.500 05/20/42 2,074,078
511,074 GNMA 4.000 05/20/42 496,223
908,367 GNMA 3.500 07/15/42 856,983
88,082 i GNMA DGS1 + 1.500% 2.625 07/20/42 84,999
516,534 GNMA 3.500 07/20/42 486,224
682,300 GNMA 3.000 08/20/42 622,697
934,959 GNMA 3.500 08/20/42 873,499
2,149,906 GNMA 3.500 08/20/42 2,023,949
444,981 GNMA 6.000 08/20/42 465,413
873,070 GNMA 3.500 10/20/42 822,093
1,013,487 GNMA 3.000 11/20/42 925,616
1,020,788 GNMA 3 .000 12/20/42 922,882
1,186,464 GNMA 3.000 12/20/42 1,083,909
638,861 GNMA 3.000 01/15/43 581,884
2,706,978 GNMA 3.000 01/15/43 2,464,879
886,142 GNMA 3.000 01/20/43 809,763
1,515,216 GNMA 3.000 02/20/43 1,384,593
1,179,272 GNMA 3.000 02/20/43 1,082,619
252,612 GNMA 3.000 04/15/43 230,040
288,434 GNMA 5.000 04/20/43 293,056
598,252 GNMA 3.000 05/20/43 547,310
908,177 GNMA 3.000 06/20/43 831,078
2,310,706 GNMA 3.500 06/20/43 2,147,133
1,989,370 GNMA 3.000 07/20/43 1,820,984
939,565 GNMA 3.500 07/20/43 885,280
3,893,465 GNMA 4.500 08/20/43 3,859,061

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,299,409 GNMA 3.500% 09/20/43 $ 1,225,005
418,957 GNMA 4.000 09/20/43 406,782
5,457,361 GNMA 3.500 10/20/43 5,144,768
2,505,612 GNMA 4.000 10/20/43 2,428,111
233,506 GNMA 3.500 11/20/43 220,072
451,096 GNMA 4.000 11/20/43 435,763
431,475 GNMA 4.500 12/20/43 427,665
476,103 GNMA 4.500 01/20/44 471,897
566,888 GNMA 3.500 02/20/44 533,630
765,594 GNMA 4.000 02/20/44 743,353
762,865 GNMA 4.000 05/20/44 740,696
801,136 GNMA 4.000 06/20/44 776,112
2,060,775 GNMA 3.500 07/20/44 1,935,313
6,381,880 GNMA 3.500 10/20/44 5,988,904
661,155 GNMA 4.500 10/20/44 655,314
1,461,246 GNMA 3.500 11/20/44 1,370,611
1,836,602 GNMA 3.000 12/20/44 1,677,987
3,388,658 GNMA 4.000 12/20/44 3,282,373
4,594,733 GNMA 3.500 02/20/45 4,308,765
2,726,600 GNMA 4.000 03/20/45 2,643,210
1,878,541 GNMA 3.000 04/20/45 1,712,402
4,016,128 GNMA 3.000 06/20/45 3,661,105
9,134,908 GNMA 3.000 07/20/45 8,356,804
3,114,439 GNMA 4.000 10/20/45 2,995,090
5,260,997 GNMA 4.000 11/20/45 5,069,188
2,342,191 GNMA 3.000 12/20/45 2,136,674
2,092,116 GNMA 3.500 12/20/45 1,953,412
11,278,894 GNMA 3.000 03/20/46 10,277,436
3,947,266 GNMA 3.000 04/20/46 3,592,807
2,390,793 GNMA 4.000 04/20/46 2,299,151
10,610,833 GNMA 3.000 05/20/46 9,649,189
6,549,603 GNMA 3.500 05/20/46 6,140,740
2,418,532 GNMA 3.000 06/20/46 2,198,575
1,466,976 GNMA 3.500 06/20/46 1,375,898
1,826,936 GNMA 3.000 07/20/46 1,662,922
3,121,343 GNMA 3 .500 08/20/46 2,923,898
1,768,811 GNMA 3.000 09/20/46 1,608,103
7,260,255 GNMA 3.500 09/20/46 6,804,174
3,465,647 GNMA 3.000 10/20/46 3,144,091
1,914,089 GNMA 3.000 12/20/46 1,738,597
11,949,185 GNMA 3.000 01/20/47 10,840,483
1,363,805 GNMA 4.000 01/20/47 1,307,759
2,958,144 GNMA 4.000 04/20/47 2,837,543
3,155,782 GNMA 3.500 05/20/47 2,964,554
1,601,397 GNMA 3.500 06/20/47 1,499,483
2,030,433 GNMA 3.000 07/20/47 1,844,862
3,683,573 GNMA 4.500 07/20/47 3,614,626
3,808,799 GNMA 3.000 08/20/47 3,448,213
4,234,951 GNMA 3.500 08/20/47 3,957,313
7,509,377 GNMA 3.000 09/20/47 6,795,344
9,566,416 GNMA 4.000 09/20/47 9,205,696
6,809,064 GNMA 3.500 11/20/47 6,368,841
5,055,891 GNMA 3.500 12/20/47 4,735,584
3,205,872 GNMA 3.500 01/20/48 3,004,428
4,028,139 GNMA 4.000 05/20/48 3,863,854
3,001,162 GNMA 4.000 06/20/48 2,865,615
7,003,662 GNMA 3.500 07/20/48 6,537,926
3,126,370 GNMA 4.000 08/20/48 2,995,012
2,188,703 GNMA 5.000 08/20/48 2,179,417
2,000,266 GNMA 4.500 09/20/48 1,955,118
1,724,089 GNMA 5.000 10/20/48 1,718,636

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,402,305 GNMA 4.500% 11/20/48 $ 1,370,030
3,237,956 GNMA 3.500 04/20/49 3,019,887
10,907,129 GNMA 4.500 04/20/49 10,649,737
3,310,200 GNMA 4 .000 05/20/49 3,161,048
2,119,157 GNMA 3.500 06/20/49 1,975,296
4,775,406 GNMA 3.500 09/20/49 4,450,009
3,426,190 GNMA 3.500 11/20/49 3,192,302
26,835,689 GNMA 2.500 12/20/49 23,379,299
14,437,146 GNMA 3.000 02/20/50 13,022,235
7,414,942 GNMA 3.500 02/20/50 6,909,501
10,547,129 GNMA 3.500 04/20/50 9,826,052
9,971,613 GNMA 3.000 05/20/50 8,984,054
35,997,850 GNMA 3.000 08/20/50 32,414,861
10,396,342 GNMA 3.000 09/20/50 9,354,963
16,095,667 GNMA 2.500 10/20/50 14,005,438
42,225,910 GNMA 2.000 11/20/50 35,633,689
14,417,696 GNMA 2.500 12/20/50 12,543,468
20,865,488 GNMA 2.000 01/20/51 17,586,981
6,205,796 GNMA 2.500 01/20/51 5,398,495
14,880,958 GNMA 2.000 02/20/51 12,543,967
4,116,049 GNMA 1.500 04/20/51 3,299,701
17,469,304 GNMA 2.000 04/20/51 14,726,480
36,613,340 GNMA 2.500 04/20/51 31,822,213
15,118,808 GNMA 2.500 05/20/51 13,135,906
72,025,466 GNMA 2.500 07/20/51 62,369,924
20,881,129 GNMA 2.500 08/20/51 18,106,103
25,525,629 GNMA 2.500 09/20/51 22,126,019
161,590,102 GNMA 2.000 11/20/51 135,952,417
17,974,878 GNMA 2.000 12/20/51 15,112,083
26,626,649 GNMA 2.500 12/20/51 23,064,106
26,333,139 GNMA 3.000 12/20/51 23,577,742
4,493,999 GNMA 3.500 01/20/52 4,147,440
13,665,771 GNMA 2.500 02/20/52 11,836,177
22,315,351 GNMA 3.500 02/20/52 20,595,293
9,779,803 GNMA 2.000 04/20/52 8,217,844
25,946,782 GNMA 2.500 04/20/52 22,471,923
18,612,598 GNMA 3.000 04/20/52 16,628,573
17,112,190 GNMA 2.000 05/20/52 14,380,670
14,824,677 GNMA 2.500 05/20/52 12,838,639
2,159,355 GNMA 3.000 05/20/52 1,930,984
9,511,012 GNMA 4.000 05/20/52 8,998,860
17,542,979 GNMA 3.000 06/20/52 15,689,702
9,543,195 GNMA 4.000 06/20/52 9,029,298
3,352,282 h GNMA 3.000 07/20/52 2,996,165
12,751,749 GNMA 3.500 07/20/52 11,767,769
4,793,516 GNMA 4.500 07/20/52 4,629,745
4,774,424 GNMA 3.500 08/20/52 4,406,087
9,664,228 GNMA 4.000 08/20/52 9,143,801
4,828,346 GNMA 4.500 08/20/52 4,664,280
4,786,214 GNMA 5.000 08/20/52 4,704,461
5,908,493 GNMA 3.500 09/20/52 5,452,552
5,839,898 GNMA 4.000 09/20/52 5,525,410
37,035,487 GNMA 4.500 09/20/52 35,758,324
4,820,649 GNMA 5.000 09/20/52 4,738,308
9,392,923 GNMA 5.500 09/20/52 9,351,254
7,511,478 GNMA 3.500 10/20/52 6,931,832
20,871,556 GNMA 4.000 10/20/52 19,747,593
2,130,018 GNMA 3.500 11/20/52 1,965,653
4,910,339 GNMA 4.500 11/20/52 4,739,552
30,895,179 GNMA 5.000 11/20/52 30,386,669
9,963,596 GNMA 5.500 11/20/52 9,925,838

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 8,791,624 GNMA 5.500% 12/20/52 $ 8,755,707
5,907,431 GNMA 6.000 12/20/52 5,948,583
2,963,846 GNMA 5.000 01/20/53 2,913,221
8,669,075 GNMA 6.000 01/20/53 8,729,300
6,746,942 GNMA 6.500 01/20/53 6,867,706
2,028,461 GNMA 4.000 02/20/53 1,919,231
4,062,573 h GNMA 5.000 02/20/53 3,993,181
3,100,572 h GNMA 4.500 03/20/53 2,992,651
11,058,462 GNMA 5.000 03/20/53 10,869,574
5,874,010 GNMA 5.500 03/20/53 5,848,853
3,864,017 GNMA 6.000 03/20/53 3,890,998
4,221,644 h GNMA 4.000 04/20/53 3,994,309
5,150,444 GNMA 4.500 05/20/53 4,971,169
9,020,000 h GNMA 5.500 06/20/53 8,981,299
3,920,000 h GNMA 6 .500 06/20/53 3,992,722
2,970,000 h GNMA 6.000 07/20/53 2,995,052
TOTAL MORTGAGE BACKED 5,638,966,393
MUNICIPAL BONDS - 0.8%
200,000 Alabama Economic Settlement Authority 4.263 09/15/32 190,620
250,000 Alabama Federal Aid Highway Finance Authority 2.650 09/01/37 193,374
300,000 American Municipal Power 7.834 02/15/41 378,842
465,000 American Municipal Power 6.270 02/15/50 511,098
1,165,000 American Municipal Power 8.084 02/15/50 1,579,670
750,000 American University 3.672 04/01/49 597,600
1,000,000 Bay Area Toll Authority 6.918 04/01/40 1,180,303
2,000,000 Bay Area Toll Authority 6.263 04/01/49 2,374,752
755,000 Bay Area Toll Authority 3.126 04/01/55 537,898
500,000 California Earthquake Authority 5.603 07/01/27 500,184
100,000 California Health Facilities Financing Authority 4.190 06/01/37 93,566
100,000 California Health Facilities Financing Authority 4.353 06/01/41 92,263
200,000 California Institute of Technology 4.321 08/01/45 183,075
750,000 California Institute of Technology 3.650 09/01/19 511,451
200,000 California State University 3.899 11/01/47 175,110
1,000,000 California State University 2.897 11/01/51 725,882
750,000 California State University 2.975 11/01/51 541,041
950,000 California State University 2.939 11/01/52 668,724
720,000 Central Puget Sound Regional Transit Authority 5.491 11/01/39 757,131
1,665,000 Charlotte-Mecklenburg Hospital Authority 3.204 01/15/51 1,182,047
460,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5.720 12/01/38 493,068
2,250,000 Chicago O'Hare International Airport 6.395 01/01/40 2,579,369
200,000 Chicago O'Hare International Airport 4.472 01/01/49 186,976
200,000 Chicago O'Hare International Airport 4.572 01/01/54 191,372
680,000 City of Atlanta GA Water & Wastewater Revenue 2.257 11/01/35 547,689
690,000 City of Houston TX 3.961 03/01/47 613,082
140,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4.242 05/15/48 123,107
345,000 City of New York NY 5.263 10/01/52 366,181
1,000,000 City of Riverside CA 3.857 06/01/45 859,842
310,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3.303 11/01/39 255,793
865,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2.825 11/01/41 678,221
875,000 City of Tucson AZ 2.856 07/01/47 642,203
750,000 City Public Service Board of San Antonio TX 5.808 02/01/41 819,222
150,000 Colorado Bridge Enterprise 6.078 12/01/40 163,886
200,000 Commonwealth Financing Authority 4.014 06/01/33 188,916
100,000 Commonwealth Financing Authority 3.864 06/01/38 89,724
100,000 Commonwealth Financing Authority 4.144 06/01/38 91,516
645,000 Commonwealth Financing Authority 3.807 06/01/41 552,179
825,000 Commonwealth Financing Authority 2.991 06/01/42 620,366

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,000,000 Commonwealth of Massachusetts 3.769% 07/15/29 $ 952,375
1,000,000 Commonwealth of Massachusetts 4.110 07/15/31 971,607
500,000 Commonwealth of Massachusetts 5.731 06/01/40 533,802
1,000,000 Commonwealth of Massachusetts 2.514 07/01/41 746,067
100,000 Commonwealth of Massachusetts 3.277 06/01/46 80,601
750,000 Commonwealth of Massachusetts 2 .900 09/01/49 537,689
130,000 County of Broward FL Airport System Revenue 3.477 10/01/43 106,683
200,000 County of Clark NV 6.820 07/01/45 243,945
135,000 County of Miami-Dade FL Aviation Revenue 4.280 10/01/41 120,919
200,000 County of Miami-Dade FL Water & Sewer System
Revenue
3.490 10/01/42 162,024
1,000,000 County of Riverside CA 3.818 02/15/38 906,902
1,485,000 Dallas Area Rapid Transit 2.613 12/01/48 1,059,774
750,000 Dallas Area Rapid Transit 5.022 12/01/48 774,123
255,000 Dallas Fort Worth International Airport 2.843 11/01/46 187,910
235,000 Dallas Fort Worth International Airport 4.087 11/01/51 207,865
445,000 Dallas Fort Worth International Airport 4.507 11/01/51 415,370
250,000 Dallas/Fort Worth International Airport 2.994 11/01/38 209,776
235,000 Dallas/Fort Worth International Airport 3.089 11/01/40 185,112
100,000 Dallas/Fort Worth International Airport 3.144 11/01/45 76,930
210,000 Dallas/Fort Worth International Airport 2.919 11/01/50 151,850
350,000 Denver City & County School District No. 1 4.242 12/15/37 327,645
200,000 District of Columbia 5.591 12/01/34 208,704
470,000 District of Columbia Water & Sewer Authority 3.207 10/01/48 352,736
445,000 District of Columbia Water & Sewer Authority 4.814 10/01/14 414,356
500,000 Duke University 2.682 10/01/44 369,706
115,000 Duke University 3.299 10/01/46 89,777
500,000 Duke University 2.757 10/01/50 351,819
500,000 Duke University 2.832 10/01/55 348,263
5,000 Energy Northwest 2.814 07/01/24 4,933
360,000 Foothill-Eastern Transportation Corridor Agency 4.094 01/15/49 298,680
300,000 Foothill-Eastern Transportation Corridor Agency 3.924 01/15/53 241,896
300,000 George Washington University 4 .300 09/15/44 268,488
200,000 George Washington University 4.868 09/15/45 189,937
375,000 George Washington University 4.126 09/15/48 323,726
100,000 Georgetown University 4.315 04/01/49 88,301
500,000 Georgetown University 2.943 04/01/50 338,318
300,000 Georgetown University 5.215 10/01/18 275,279
1,000,000 Golden State Tobacco Securitization Corp 3.487 06/01/36 818,123
1,500,000 Golden State Tobacco Securitization Corp 3.115 06/01/38 1,170,062
430,000 Golden State Tobacco Securitization Corp 3.714 06/01/41 327,552
695,000 Golden State Tobacco Securitization Corp 3.850 06/01/50 630,973
1,000,000 Golden State Tobacco Securitization Corp 4.214 06/01/50 750,177
970,000 Grand Parkway Transportation Corp 3.236 10/01/52 715,158
175,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3.056 07/01/39 141,641
330,000 Great Lakes Water Authority Water Supply System
Revenue
3.473 07/01/41 273,626
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.651 01/15/46 170,344
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.086 09/15/51 147,106
200,000 Health & Educational Facilities Authority of the State
of Missouri
3.652 08/15/57 161,810
1,500,000 Idaho Energy Resources Authority 2.861 09/01/46 1,093,586
500,000 Illinois State Toll Highway Authority 6.184 01/01/34 544,630
385,000 Indiana Finance Authority 3.051 01/01/51 295,652
770,000 JobsOhio Beverage System 2.833 01/01/38 615,849
1,500,000 Kansas Development Finance Authority 2.774 05/01/51 1,082,437
1,000,000 Los Angeles Community College District 1.606 08/01/28 874,869
1,000,000 Los Angeles Community College District 1.806 08/01/30 836,207
770,000 Los Angeles Community College District 2.106 08/01/32 629,250

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 240,000 Los Angeles Community College District 6.750% 08/01/49 $ 300,208
350,000 Los Angeles Department of Water & Power Power
System Revenue
5.716 07/01/39 376,654
1,500,000 Los Angeles Department of Water & Power Power
System Revenue
6.574 07/01/45 1,812,403
1,630,000 Los Angeles Unified School District 5.750 07/01/34 1,731,286
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.081 06/01/31 997,944
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.145 02/01/33 966,779
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.048 12/01/34 1,008,525
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.275 02/01/36 941,995
830,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
4.475 08/01/39 785,744
1,000,000 Louisiana Local Government Environmental Facilities &
Community Development Auth
5.198 12/01/39 1,021,799
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.052 07/01/40 752,537
1,000,000 Maryland Health & Higher Educational Facilities
Authority
3.197 07/01/50 687,344
1,000,000 Massachusetts School Building Authority 1.753 08/15/30 844,136
100,000 Massachusetts School Building Authority 5.715 08/15/39 107,802
500,000 Massachusetts School Building Authority 3.395 10/15/40 414,435
1,000,000 Massachusetts Water Resources Authority 2.823 08/01/41 781,684
100,000 Metropolitan Government of Nashville & Davidson
County Convention Center Authority
6.731 07/01/43 114,491
200,000 Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities
4.053 07/01/26 190,958
940,000 Metropolitan Transportation Authority 6.648 11/15/39 995,255
1,150,000 Metropolitan Transportation Authority 7.336 11/15/39 1,434,046
335,000 Metropolitan Transportation Authority 5.175 11/15/49 306,362
350,000 Michigan Finance Authority 3.384 12/01/40 283,915
570,000 Michigan State Building Authority 2.705 10/15/40 433,253
235,000 Michigan State University 4.496 08/15/48 213,003
1,000,000 Michigan State University 4.165 08/15/22 792,356
770,000 Michigan Strategic Fund 3.225 09/01/47 591,588
500,000 Missouri Highway & Transportation Commission 5.445 05/01/33 515,323
238,000 Municipal Electric Authority of Georgia 6.637 04/01/57 272,300
474,000 Municipal Electric Authority of Georgia 6.655 04/01/57 544,079
947,000 New Jersey Economic Development Authority 7.425 02/15/29 1,018,177
1,335,000 New Jersey State Turnpike Authority 7.414 01/01/40 1,675,412
1,000,000 New Jersey State Turnpike Authority 7.102 01/01/41 1,220,643
800,000 New Jersey Transportation Trust Fund Authority 5.754 12/15/28 808,162
2,385,000 New York City Municipal Water Finance Authority 5.440 06/15/43 2,559,359
955,000 New York City Transitional Finance Authority Future Tax
Secured Revenue
5.767 08/01/36 1,004,521
1,000,000 New York State Dormitory Authority 2.202 03/15/34 787,471
130,000 New York State Dormitory Authority 5.628 03/15/39 135,607
545,000 New York State Dormitory Authority 5.600 03/15/40 578,647
500,000 New York State Dormitory Authority 3.142 07/01/43 405,858
200,000 New York State Dormitory Authority 4.946 08/01/48 180,610
500,000 New York State Thruway Authority 2.900 01/01/35 423,605
110,000 New York State Thruway Authority 3.500 01/01/42 91,778
1,000,000 New York State Urban Development Corp 3.900 03/15/33 935,938
2,000,000 North Texas Tollway Authority 3.011 01/01/43 1,517,189
1,000,000 North Texas Tollway Authority 6.718 01/01/49 1,244,532
605,000 Ohio Turnpike & Infrastructure Commission 3.216 02/15/48 444,236
694,364 Oklahoma Development Finance Authority 3.877 05/01/37 671,438
500,000 Oklahoma Development Finance Authority 4.623 06/01/44 480,095
750,000 Oklahoma Development Finance Authority 4.380 11/01/45 699,824
250,000 Oklahoma Development Finance Authority 4.714 05/01/52 241,300

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 512,054 Oregon School Boards Association 4.759% 06/30/28 $ 504,426
250,000 Oregon School Boards Association 5.680 06/30/28 254,871
1,000,000 Oregon State University 3.424 03/01/60 744,971
500,000 Pennsylvania State University 2.790 09/01/43 381,483
205,000 Pennsylvania State University 2.840 09/01/50 147,609
300,000 Permanent University Fund-Texas A&M University
System
3.660 07/01/47 251,668
200,000 Permanent University Fund-University of Texas System 3.376 07/01/47 162,884
560,000 Port Authority of New York & New Jersey 1.086 07/01/23 560,000
1,215,000 Port Authority of New York & New Jersey 6.040 12/01/29 1,300,070
500,000 Port Authority of New York & New Jersey 5.647 11/01/40 538,033
300,000 Port Authority of New York & New Jersey 4.823 06/01/45 286,053
1,000,000 Port Authority of New York & New Jersey 5.310 08/01/46 1,002,705
200,000 Port Authority of New York & New Jersey 4.031 09/01/48 176,558
900,000 Port Authority of New York & New Jersey 3.139 02/15/51 676,763
400,000 Port Authority of New York & New Jersey 4.229 10/15/57 358,286
1,600,000 Port Authority of New York & New Jersey 3.175 07/15/60 1,138,593
2,200,000 Port Authority of New York & New Jersey 4.810 10/15/65 2,146,328
250,000 Port Authority of New York & New Jersey 3.287 08/01/69 173,551
1,000,000 Port of Morrow OR 2.543 09/01/40 746,716
220,000 Princeton University 5.700 03/01/39 247,273
1,000,000 Regents of the University of California Medical Center
Pooled Revenue
4.132 05/15/32 951,658
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.006 05/15/50 528,892
1,500,000 Regents of the University of California Medical Center
Pooled Revenue
4.563 05/15/53 1,396,320
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.256 05/15/60 528,396
750,000 Regents of the University of California Medical Center
Pooled Revenue
3.706 05/15/20 503,454
500,000 Rutgers The State University of New Jersey 3.270 05/01/43 399,336
500,000 Rutgers The State University of New Jersey 3.915 05/01/19 361,677
190,000 Sales Tax Securitization Corp 4.637 01/01/40 181,591
1,125,000 Sales Tax Securitization Corp 3.238 01/01/42 899,757
200,000 Sales Tax Securitization Corp 3.587 01/01/43 168,102
1,000,000 Sales Tax Securitization Corp 3.820 01/01/48 806,253
200,000 Sales Tax Securitization Corp 4.787 01/01/48 186,261
100,000 Salt River Project Agricultural Improvement & Power
District
4.839 01/01/41 99,041
435,000 San Diego County Regional Transportation Commission 3.248 04/01/48 336,684
500,000 San Diego County Water Authority 6.138 05/01/49 565,990
1,000,000 San Joaquin Hills Transportation Corridor Agency 3.492 01/15/50 784,850
100,000 San Jose Redevelopment Agency 3.375 08/01/34 89,118
750,000 Santa Clara Valley Transportation Authority 5.876 04/01/32 784,561
270,000 South Carolina Public Service Authority 2.388 12/01/23 266,457
750,000 State Board of Administration Finance Corp 1.258 07/01/25 692,708
750,000 State Board of Administration Finance Corp 1.705 07/01/27 664,399
400,000 State Board of Administration Finance Corp 2.154 07/01/30 333,824
200,000 State of California 3.375 04/01/25 193,552
200,000 State of California 3.500 04/01/28 190,016
1,000,000 State of California 6.000 03/01/33 1,100,115
300,000 State of California 4.500 04/01/33 295,550
250,000 State of California 7.500 04/01/34 304,891
1,000,000 State of California 5.125 03/01/38 1,006,567
225,000 State of California 4.600 04/01/38 216,107
1,285,000 State of California 7.550 04/01/39 1,622,067
3,400,000 State of California 7.300 10/01/39 4,112,858
2,740,000 State of California 7.625 03/01/40 3,450,776
1,500,000 State of California 7.600 11/01/40 1,919,048
595,000 State of California 5.200 03/01/43 589,773
620,000 State of Connecticut 5.850 03/15/32 660,002

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 5,950,000 State of Illinois 5.100% 06/01/33 $ 5,853,255
1,195,385 State of Illinois 6.725 04/01/35 1,256,331
500,000 State of Kansas Department of Transportation 4.596 09/01/35 491,303
2,000,000 State of Louisiana Gasoline & Fuels Tax Revenue 2.952 05/01/41 1,544,738
85,000 State of Oregon 5.892 06/01/27 86,733
100,000 State of Oregon Department of Transportation 5.834 11/15/34 109,993
600,000 State of Texas 4.631 04/01/33 597,559
50,000 State of Texas 5.517 04/01/39 53,686
1,000,000 State of Texas 4.681 04/01/40 1,010,302
367,033 State of Utah 3.539 07/01/25 360,064
200,000 State of Washington 5.090 08/01/33 205,465
200,000 State of Wisconsin 3.154 05/01/27 188,482
200,000 State of Wisconsin 3.954 05/01/36 185,804
604,000 State Public School Building Authority 5.000 09/15/27 600,313
100,000 Sumter Landing Community Development District 4.172 10/01/47 89,952
1,000,000 Texas Natural Gas Securitization Finance Corp 5.102 04/01/35 1,004,631
785,000 Texas Natural Gas Securitization Finance Corp 5.169 04/01/41 809,431
430,000 Texas Private Activity Bond Surface Transportation Corp 3.922 12/31/49 349,780
1,000,000 Texas Transportation Commission 2.562 04/01/42 762,855
1,000,000 Texas Transportation Commission 2.472 10/01/44 710,416
440,000 Texas Transportation Commission State Highway Fund 5.028 04/01/26 439,937
1,190,000 Texas Transportation Commission State Highway Fund 5.178 04/01/30 1,205,847
560,000 Texas Transportation Commission State Highway Fund 4.000 10/01/33 532,320
100,000 The Ohio State University 4.910 06/01/40 99,645
500,000 The Ohio State University 3.798 12/01/46 416,711
200,000 The Ohio State University 4.048 12/01/56 167,972
1,000,000 Trustees of the University of Pennsylvania 2.396 10/01/50 652,059
100,000 Trustees of the University of Pennsylvania 4.674 09/01/12 89,107
500,000 Trustees of the University of Pennsylvania 3.610 02/15/19 348,749
1,000,000 University of California 0.883 05/15/25 926,122
200,000 University of California 3.063 07/01/25 192,575
1,000,000 University of California 1.316 05/15/27 887,286
500,000 University of California 3.349 07/01/29 463,876
1,000,000 University of California 1.614 05/15/30 821,971
200,000 University of California 5.770 05/15/43 216,699
200,000 University of California 3.931 05/15/45 181,598
200,000 University of California 4.131 05/15/45 180,888
1,500,000 University of California 5.946 05/15/45 1,638,953
1,500,000 University of California 3.071 05/15/51 1,062,635
860,000 University of California 4.858 05/15/12 766,723
200,000 University of California 4.767 05/15/15 174,968
500,000 University of Chicago 2.761 04/01/45 373,585
300,000 University of Chicago 4.003 10/01/53 262,775
750,000 University of Michigan 2.437 04/01/40 567,222
1,000,000 University of Michigan 3.599 04/01/47 872,336
500,000 University of Michigan 2.562 04/01/50 336,745
750,000 University of Michigan 3.504 04/01/52 605,950
500,000 University of Michigan 3.504 04/01/52 403,966
750,000 University of Michigan 4.454 04/01/22 652,516
1,500,000 University of Minnesota 4.048 04/01/52 1,328,717
500,000 University of Nebraska Facilities Corp 3.037 10/01/49 384,932
200,000 University of Notre Dame du Lac 3.438 02/15/45 164,271
200,000 University of Notre Dame du Lac 3.394 02/15/48 163,588
300,000 University of Southern California 3.028 10/01/39 241,444
200,000 University of Southern California 3.841 10/01/47 174,168
500,000 University of Southern California 2.805 10/01/50 344,147
200,000 e University of Southern California 5.250 10/01/11 201,270
200,000 University of Texas System 3.852 08/15/46 176,398
700,000 University of Texas System 4.794 08/15/46 707,668
750,000 University of Texas System 2.439 08/15/49 497,861
1,000,000 University of Virginia 2.256 09/01/50 623,184

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 1,600,000 University of Virginia 2.584% 11/01/51 $ 1,067,170
500,000 University of Virginia 3.227 09/01/19 314,425
150,000 Virginia Commonwealth Transportation Board 5.350 05/15/35 153,680
750,000 Westchester County Local Development Corp 3.846 11/01/50 539,874
200,000 William Marsh Rice University 3.574 05/15/45 167,588
200,000 William Marsh Rice University 3.774 05/15/55 168,924
TOTAL MUNICIPAL BONDS 163,004,519
U.S. TREASURY SECURITIES - 40.3%
21,250,000 United States Treasury Bond 4.500 02/15/36 22,932,568
22,400,000 United States Treasury Bond 5.000 05/15/37 25,363,625
179,483,000 United States Treasury Bond 3.500 02/15/39 171,939,105
2,000,000 United States Treasury Bond 4.500 08/15/39 2,149,844
44,850,000 United States Treasury Bond 4.375 11/15/39 47,484,937
17,585,000 United States Treasury Bond 3.875 08/15/40 17,448,304
11,185,000 United States Treasury Bond 4.250 11/15/40 11,631,526
26,350,000 United States Treasury Bond 4.375 05/15/41 27,730,287
10,000,000 United States Treasury Bond 3.750 08/15/41 9,658,984
48,300,000 United States Treasury Bond 3.125 11/15/41 42,532,301
18,550,000 United States Treasury Bond 3.125 02/15/42 16,305,160
22,000,000 United States Treasury Bond 3.000 05/15/42 18,909,687
20,000,000 United States Treasury Bond 2.750 08/15/42 16,479,688
10,250,000 United States Treasury Bond 2.875 05/15/43 8,573,564
16,000,000 United States Treasury Bond 2.500 02/15/45 12,387,500
22,000,000 United States Treasury Bond 3.000 05/15/45 18,580,547
16,000,000 United States Treasury Bond 2.875 08/15/45 13,203,125
27,000,000 United States Treasury Bond 2.500 05/15/46 20,761,523
13,300,000 United States Treasury Bond 2.875 11/15/46 10,961,590
28,000,000 United States Treasury Bond 3.000 02/15/47 23,574,687
30,000,000 United States Treasury Bond 2.750 08/15/47 24,131,250
45,000,000 United States Treasury Bond 2.750 11/15/47 36,195,117
38,500,000 United States Treasury Bond 3.000 02/15/48 32,461,816
48,500,000 United States Treasury Bond 3.125 05/15/48 41,836,934
35,500,000 United States Treasury Bond 3.000 08/15/48 29,950,352
35,000,000 United States Treasury Bond 3.375 11/15/48 31,629,883
82,500,000 United States Treasury Bond 3.000 02/15/49 69,767,285
10,500,000 United States Treasury Bond 2.875 05/15/49 8,678,496
7,500,000 United States Treasury Bond 2.250 08/15/49 5,448,926
8,615,000 United States Treasury Bond 2.375 11/15/49 6,432,646
30,000,000 United States Treasury Note 0.250 05/15/24 28,686,328
111,500,000 United States Treasury Note 2.000 05/31/24 108,085,313
152,000,000 United States Treasury Note 1.750 06/30/24 146,602,813
212,000,000 United States Treasury Note 1.750 07/31/24 203,900,939
20,000,000 United States Treasury Note 0.375 08/15/24 18,921,875
22,000,000 United States Treasury Note 1.250 08/31/24 20,983,359
62,000,000 United States Treasury Note 3.250 08/31/24 60,510,547
81,000,000 United States Treasury Note 1.500 09/30/24 77,285,390
90,500,000 United States Treasury Note 1.500 10/31/24 86,109,336
40,005,000 United States Treasury Note 2.250 11/15/24 38,417,302
61,900,000 United States Treasury Note 1.500 11/30/24 58,771,148
35,000,000 United States Treasury Note 4.500 11/30/24 34,628,125
75,000,000 United States Treasury Note 1.750 12/31/24 71,302,734
40,000,000 United States Treasury Note 2.250 12/31/24 38,300,000
13,000,000 United States Treasury Note 1.375 01/31/25 12,260,117
30,000,000 United States Treasury Note 4.125 01/31/25 29,528,906
40,000,000 United States Treasury Note 1.125 02/28/25 37,492,188
73,000,000 United States Treasury Note 0.500 03/31/25 67,525,000
8,000,000 United States Treasury Note 2.625 03/31/25 7,679,062
32,000,000 United States Treasury Note 3.875 03/31/25 31,371,250
10,000,000 United States Treasury Note 2.625 04/15/25 9,592,188
50,000,000 United States Treasury Note 0.375 04/30/25 46,003,906

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 119,000,000 United States Treasury Note 0.250% 06/30/25 $ 108,680,469
98,500,000 United States Treasury Note 0.250 07/31/25 89,631,153
54,000,000 United States Treasury Note 0.250 08/31/25 48,992,343
20,000,000 United States Treasury Note 2.750 08/31/25 19,157,812
50,000,000 United States Treasury Note 0.250 09/30/25 45,287,109
30,000,000 United States Treasury Note 3.000 09/30/25 28,873,828
97,000,000 United States Treasury Note 0.250 10/31/25 87,542,500
30,000,000 United States Treasury Note 2.250 11/15/25 28,342,969
265,000,000 United States Treasury Note 0.375 11/30/25 239,203,906
50,000,000 United States Treasury Note 0.375 12/31/25 45,068,359
126,000,000 United States Treasury Note 0.375 01/31/26 113,124,375
137,000,000 United States Treasury Note 0.500 02/28/26 123,064,531
30,000,000 United States Treasury Note 4.625 03/15/26 30,032,813
90,000,000 United States Treasury Note 0.750 03/31/26 81,344,531
50,000,000 United States Treasury Note 2.250 03/31/26 47,048,828
120,000,000 United States Treasury Note 0.750 04/30/26 108,056,250
30,000,000 United States Treasury Note 1.625 05/15/26 27,680,859
165,000,000 United States Treasury Note 0.750 05/31/26 148,209,961
135,000,000 United States Treasury Note 0.875 06/30/26 121,637,109
85,000,000 United States Treasury Note 0.625 07/31/26 75,726,367
115,000,000 United States Treasury Note 0.750 08/31/26 102,565,625
60,000,000 United States Treasury Note 0.875 09/30/26 53,681,250
71,000,000 United States Treasury Note 1.625 09/30/26 65,039,883
170,000,000 United States Treasury Note 1.125 10/31/26 152,867,188
10,000,000 United States Treasury Note 1.625 10/31/26 9,145,313
115,000,000 United States Treasury Note 1.250 11/30/26 103,612,304
81,000,000 United States Treasury Note 1.250 12/31/26 72,900,000
89,500,000 United States Treasury Note 1.750 12/31/26 81,972,910
72,000,000 United States Treasury Note 1.500 01/31/27 65,219,062
87,000,000 United States Treasury Note 1.875 02/28/27 79,747,734
97,000,000 United States Treasury Note 2.500 03/31/27 90,903,399
11,000,000 United States Treasury Note 2.750 04/30/27 10,391,133
40,000,000 United States Treasury Note 2.625 05/31/27 37,584,375
5,000,000 United States Treasury Note 0.500 06/30/27 4,310,938
96,000,000 United States Treasury Note 3.250 06/30/27 92,325,000
111,000,000 United States Treasury Note 2.750 07/31/27 104,647,852
46,000,000 United States Treasury Note 2.250 08/15/27 42,523,047
48,000,000 United States Treasury Note 3.125 08/31/27 45,905,625
58,000,000 United States Treasury Note 4.125 09/30/27 57,676,015
163,000,000 United States Treasury Note 4.125 10/31/27 162,146,796
75,000,000 United States Treasury Note 0.625 11/30/27 64,233,398
128,500,000 United States Treasury Note 3.875 11/30/27 126,677,910
37,000,000 United States Treasury Note 3.875 12/31/27 36,481,133
54,000,000 United States Treasury Note 3.500 01/31/28 52,436,953
48,800,000 United States Treasury Note 2.750 02/15/28 45,862,469
86,000,000 United States Treasury Note 4.000 02/29/28 85,365,078
14,500,000 United States Treasury Note 3.625 03/31/28 14,162,422
14,000,000 United States Treasury Note 3.500 04/30/28 13,604,063
66,000,000 United States Treasury Note 2.875 05/15/28 62,274,610
116,000,000 United States Treasury Note 3.625 05/31/28 113,462,500
20,000,000 United States Treasury Note 1.250 06/30/28 17,409,375
75,000,000 United States Treasury Note 4.000 06/30/28 74,589,844
50,000,000 United States Treasury Note 1.125 08/31/28 43,080,078
10,000,000 United States Treasury Note 1.375 10/31/28 8,700,000
85,000,000 United States Treasury Note 3.125 11/15/28 80,972,461
70,000,000 United States Treasury Note 1.500 11/30/28 61,228,125
50,000,000 United States Treasury Note 1.750 01/31/29 44,199,219
50,000,000 United States Treasury Note 2.625 02/15/29 46,330,078
50,000,000 United States Treasury Note 2.375 03/31/29 45,648,438
30,000,000 United States Treasury Note 2.875 04/30/29 28,132,031
92,000,000 United States Treasury Note 2.375 05/15/29 83,878,125

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 50,000,000 United States Treasury Note 2.750% 05/31/29 $ 46,550,781
22,000,000 United States Treasury Note 1.625 08/15/29 19,183,828
44,000,000 United States Treasury Note 4.000 10/31/29 43,884,844
50,000,000 United States Treasury Note 3.875 11/30/29 49,546,875
80,000,000 United States Treasury Note 3.500 01/31/30 77,628,125
117,000,000 United States Treasury Note 1.500 02/15/30 100,208,672
50,000,000 United States Treasury Note 4.000 02/28/30 49,964,844
50,000,000 United States Treasury Note 3.625 03/31/30 48,910,156
42,000,000 United States Treasury Note 3.500 04/30/30 40,779,375
50,000,000 United States Treasury Note 0.625 05/15/30 40,054,688
49,000,000 United States Treasury Note 3.750 05/31/30 48,318,594
75,000,000 United States Treasury Note 3.750 06/30/30 74,003,906
37,000,000 United States Treasury Note 0.625 08/15/30 29,477,149
64,000,000 United States Treasury Note 0.875 11/15/30 51,790,000
30,000,000 United States Treasury Note 1.125 02/15/31 24,670,313
121,000,000 United States Treasury Note 1.625 05/15/31 102,826,367
39,000,000 United States Treasury Note 1.250 08/15/31 32,004,375
18,200,000 United States Treasury Note 1.375 11/15/31 15,007,180
48,500,000 United States Treasury Note 1.875 02/15/32 41,543,281
41,000,000 United States Treasury Note 2.875 05/15/32 38,014,688
60,500,000 United States Treasury Note 2.750 08/15/32 55,463,848
18,000,000 United States Treasury Note 4.125 11/15/32 18,393,750
4,000,000 United States Treasury Note 3.500 02/15/33 3,896,250
120,500,000 United States Treasury Note 3.375 05/15/33 116,207,188
57,000,000 United States Treasury Note 1.125 05/15/40 36,949,805
32,500,000 United States Treasury Note 1.125 08/15/40 20,896,484
127,500,000 United States Treasury Note 1.375 11/15/40 85,305,469
76,500,000 United States Treasury Note 1.875 02/15/41 55,555,137
76,000,000 United States Treasury Note 2.250 05/15/41 58,531,875
70,000,000 United States Treasury Note 1.750 08/15/41 49,177,734
21,150,000 United States Treasury Note 2.000 11/15/41 15,481,635
13,500,000 United States Treasury Note 2.375 02/15/42 10,510,488
5,500,000 United States Treasury Note 3.250 05/15/42 4,907,891
70,000,000 United States Treasury Note 3.375 08/15/42 63,538,672
62,300,000 United States Treasury Note 4.000 11/15/42 61,900,891
40,300,000 United States Treasury Note 3.875 02/15/43 39,292,500
83,000,000 e United States Treasury Note 3.875 05/15/43 80,989,844
35,850,000 United States Treasury Note 1.250 05/15/50 20,158,623
28,000,000 United States Treasury Note 1.375 08/15/50 16,269,531
68,500,000 United States Treasury Note 1.625 11/15/50 42,539,570
50,000,000 United States Treasury Note 1.875 02/15/51 33,107,422
52,500,000 United States Treasury Note 2.375 05/15/51 39,032,519
44,575,000 United States Treasury Note 2.000 08/15/51 30,385,872
47,500,000 United States Treasury Note 1.875 11/15/51 31,353,711
45,000,000 United States Treasury Note 2.250 02/15/52 32,519,531
29,000,000 United States Treasury Note 2.875 05/15/52 24,032,617
30,000,000 United States Treasury Note 3.000 08/15/52 25,507,031
55,250,000 United States Treasury Note 4.000 11/15/52 56,752,109
34,600,000 United States Treasury Note 3.625 02/15/53 33,205,187
77,500,000 United States Treasury Note 3.625 05/15/53 74,484,766
TOTAL U.S. TREASURY SECURITIES 8,470,414,905
TOTAL GOVERNMENT BONDS 15,130,414,342
(Cost $16,938,312,159)
STRUCTURED ASSETS - 2.2%
ASSET BACKED - 0.6%
133,680 American Airlines Pass Through Trust 3.600 09/22/27 124,250
Series - 2015 2 (Class AA)
138,127 American Airlines Pass Through Trust 3.575 01/15/28 127,910
Series - 2016 1 (Class AA)

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 400,775 American Airlines Pass Through Trust 3.200% 06/15/28 $ 358,844
Series - 2016 2 (Class AA)
575,266 American Airlines Pass Through Trust 3.000 10/15/28 509,685
Series - 2016 3 (Class AA)
213,000 American Airlines Pass Through Trust 3.650 02/15/29 196,018
Series - 2017 1 (Class AA)
627,964 American Airlines Pass Through Trust 3.150 02/15/32 546,652
Series - 2019 1 (Class AA)
1,600,000 American Express Credit Account Master Trust 0.900 11/15/26 1,501,852
Series - 2021 1 (Class A)
3,000,000 American Express Credit Account Master Trust 3.390 05/17/27 2,895,178
Series - 2022 2 (Class A)
3,000,000 American Express Credit Account Master Trust 3.750 08/15/27 2,908,513
Series - 2022 3 (Class A)
1,500,000 American Express Credit Account Master Trust 4.870 05/15/28 1,491,145
Series - 2023 1 (Class A)
1,000,000 American Express Credit Account Master Trust 4.800 05/15/30 990,079
Series - 2023 2 (Class A)
500,000 AmeriCredit Automobile Receivables Trust 1.060 08/18/26 470,722
Series - 2020 3 (Class C)
1,500,000 AmeriCredit Automobile Receivables Trust 0.680 10/19/26 1,448,298
Series - 2021 1 (Class B)
1,000,000 AmeriCredit Automobile Receivables Trust 0.890 10/19/26 928,402
Series - 2021 1 (Class C)
500,000 AmeriCredit Automobile Receivables Trust 0.690 01/19/27 471,990
Series - 2021 2 (Class B)
500,000 AmeriCredit Automobile Receivables Trust 1.010 01/19/27 456,859
Series - 2021 2 (Class C)
2,500,000 BA Credit Card Trust 0.340 05/15/26 2,441,825
Series - 2020 A1 (Class A1)
960,000 BA Credit Card Trust 0.440 09/15/26 922,038
Series - 2021 A1 (Class A1)
2,450,000 Barclays Dryrock Issuance Trust 0.630 07/15/27 2,302,946
Series - 2021 1 (Class A)
1,000,000 BMW Vehicle Lease Trust 0.430 01/27/25 972,591
Series - 2021 2 (Class A4)
10,000,000 Cantor Commercial Real Estate Lending 3.523 05/15/52 8,870,230
Series - 2019 CF1 (Class A4)
6,000,000 Cantor Commercial Real Estate Lending 3.623 05/15/52 5,691,167
Series - 2019 CF1 (Class A2)
2,000,000 Capital One MExecution Trust 1.040 11/15/26 1,881,960
Series - 2021 A3 (Class A3)
3,000,000 Capital One MExecution Trust 3.490 05/15/27 2,899,854
Series - 2022 A2 (Class A)
2,500,000 Capital One Multi-Asset Execution Trust 2.060 08/15/28 2,283,991
Series - 2019 A3 (Class A3)
203,563 CarMax Auto Owner Trust 0.500 08/15/25 198,934
Series - 2020 4 (Class A3)
1,322,718 CarMax Auto Owner Trust 0.520 02/17/26 1,278,320
Series - 2021 2 (Class A3)
500,000 CarMax Auto Owner Trust 0.530 10/15/26 463,790
Series - 2021 1 (Class A4)
900,000 CarMax Auto Owner Trust 0.740 10/15/26 820,989
Series - 2021 1 (Class B)
1,000,000 CarMax Auto Owner Trust 1.470 12/15/26 957,541
Series - 2022 1 (Class A3)
700,000 CarMax Auto Owner Trust 2.200 11/15/27 639,590
Series - 2022 1 (Class C)
500,000 Carvana Auto Receivables Trust 3.000 02/10/28 449,875
Series - 2022 P1 (Class B)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 Carvana Auto Receivables Trust 3.520% 02/10/28 $ 936,666
Series - 2022 P1 (Class A4)
500,000 Carvana Auto Receivables Trust 3.300 04/10/28 445,576
Series - 2022 P1 (Class C)
1,000,000 Chase Issuance Trust 3.970 09/15/27 974,240
Series - 2022 A1 (Class A)
311,402 CNH Equipment Trust 0.440 08/17/26 296,743
Series - 2021 B (Class A3)
1,000,000 CNH Equipment Trust 0.700 05/17/27 902,523
Series - 2021 B (Class A4)
300,000 CNH Equipment Trust 5.150 04/17/28 298,829
Series - 2022 C (Class A3)
105,418 Continental Airlines Pass Through Trust 4.000 10/29/24 102,055
Series - 2012 2 (Class A)
84,172 Delta Air Lines Pass Through Trust 3.625 07/30/27 76,632
Series - 2015 1 (Class AA)
246,185 Delta Air Lines Pass Through Trust 2.000 06/10/28 216,724
Series - 2020 1 (Class AA)
1,500,000 Discover Card Execution Note Trust 0.580 09/15/26 1,411,833
Series - 2021 A1 (Class A1)
1,000,000 Discover Card Execution Note Trust 3.560 07/15/27 966,046
Series - 2022 A3 (Class A3)
1,500,000 Discover Card Execution Note Trust 5.030 10/15/27 1,492,350
Series - 2022 A4 (Class A)
1,500,000 Discover Card Execution Note Trust 4.930 06/15/28 1,493,958
Series - 2023 A2 (Class A)
1,500,000 Discover Card Execution Note Trust 1.030 09/15/28 1,319,612
Series - 2021 A2 (Class A2)
543,495 Drive Auto Receivables Trust 1.020 06/15/27 535,847
Series - 2021 1 (Class C)
1,500,000 Exeter Automobile Receivables Trust 3.020 06/15/28 1,392,171
Series - 2022 1A (Class D)
866,318 FedEx Corp Pass Through Trust 1.875 02/20/34 706,712
Series - 2020 1 (Class AA)
159,451 i FHLMC Multifamily Structured Pass Through
Certificates
3.060 07/25/23 158,869
Series - 2013 K033 (Class A2)
721,293 i FHLMC Multifamily Structured Pass Through
Certificates
3.531 07/25/23 718,703
Series - 2013 K034 (Class A2)
1,283,583 i FHLMC Multifamily Structured Pass Through
Certificates
3.527 10/25/23 1,275,132
Series - 2014 K036 (Class A2)
2,708,857 FHLMC Multifamily Structured Pass Through
Certificates
3.023 01/25/25 2,613,268
Series - 2015 K045 (Class A2)
1,224,000 FHLMC Multifamily Structured Pass Through
Certificates
1.760 03/25/28 1,080,125
Series - 2021 K742 (Class A2)
749,000 FHLMC Multifamily Structured Pass Through
Certificates
1.369 04/25/28 643,170
Series - 2021 K742 (Class AM)
500,000 Ford Credit Auto Owner Trust 0.510 08/15/26 468,747
Series - 2020 C (Class A4)
2,000,000 Ford Credit Auto Owner Trust 0.490 09/15/26 1,865,633
Series - 2021 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.560 05/15/27 925,242
Series - 2022 A (Class A4)
1,000,000 Ford Credit Auto Owner Trust 1.910 07/15/27 915,925
Series - 2022 A (Class B)
850,000 Ford Credit Floorplan Master Owner Trust 2.440 09/15/26 815,944
Series - 2019 4 (Class A)

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,000,000 GM Financial Automobile Leasing Trust 4.110% 08/20/26 $ 976,570
Series - 2022 3 (Class A4)
43,922 GM Financial Consumer Automobile Receivables Trust 1.490 12/16/24 43,707
Series - 2020 2 (Class A3)
170,885 GM Financial Consumer Automobile Receivables Trust 0.380 08/18/25 167,616
Series - 2020 4 (Class A3)
323,630 GM Financial Consumer Automobile Receivables Trust 0.350 10/16/25 315,558
Series - 2021 1 (Class A3)
500,000 GM Financial Consumer Automobile Receivables Trust 0.500 02/17/26 473,252
Series - 2020 4 (Class A4)
664,901 GM Financial Consumer Automobile Receivables Trust 0.510 04/16/26 642,621
Series - 2021 2 (Class A3)
680,000 GM Financial Consumer Automobile Receivables Trust 1.260 11/16/26 649,542
Series - 2022 1 (Class A3)
1,000,000 GM Financial Leasing Trust 1.010 07/21/25 997,085
Series - 2021 1 (Class D)
850,000 GM Financial Securitized Term 1.510 04/17/28 775,924
Series - 2022 1 (Class A4)
1,000,000 Harley-Davidson Motorcycle Trust 3.060 02/15/27 971,602
Series - 2022 A (Class A3)
1,000,000 Harley-Davidson Motorcycle Trust 3.260 01/15/30 955,038
Series - 2022 A (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 1.880 05/15/26 955,506
Series - 2022 1 (Class A3)
1,000,000 Honda Auto Receivables Owner Trust 0.550 08/16/27 936,194
Series - 2021 2 (Class A4)
1,000,000 Honda Auto Receivables Owner Trust 0.420 01/21/28 945,202
Series - 2021 1 (Class A4)
295,946 Hyundai Auto Receivables Trust 0.380 09/15/25 288,185
Series - 2021 A (Class A3)
1,000,000 Hyundai Auto Receivables Trust 0.620 05/17/27 930,942
Series - 2021 A (Class A4)
420,746 JetBlue Pass Through Trust 2 .750 05/15/32 357,578
Series - 2019 1 (Class AA)
836,408 JetBlue Pass Through Trust 4.000 11/15/32 761,745
Series - 2020 1 (Class A)
692,302 John Deere Owner Trust 0.520 03/16/26 663,217
Series - 2021 B (Class A3)
500,000 John Deere Owner Trust 0.740 05/15/28 460,487
Series - 2021 B (Class A4)
1,000,000 John Deere Owner Trust 5.110 05/15/30 994,554
Series - 2023 B (Class A4)
589,702 Mercedes-Benz Auto Lease Trust 0.320 10/15/26 588,649
Series - 2021 A (Class A4)
1,000,000 Mercedes-Benz Auto Receivables Trust 5.250 02/15/29 1,003,914
Series - 2022 1 (Class A4)
1,000,000 MSWF Commercial Mortgage Trust 5.472 05/15/56 1,003,296
Series - 2023 1 (Class A4)
1,000,000 Nissan Auto Lease Trust 5.610 11/15/27 996,182
Series - 2023 B (Class A4)
1,000,000 Nissan Auto Receivables Owner Trust 1.860 08/17/26 955,246
Series - 2022 A (Class A3)
36,671 Santander Drive Auto Receivables Trust 1.010 01/15/26 36,525
Series - 2020 4 (Class C)
145,565 Santander Drive Auto Receivables Trust 0.750 02/17/26 144,376
Series - 2021 1 (Class C)
1,000,000 Santander Drive Auto Receivables Trust 4.430 03/15/27 980,230
Series - 2022 5 (Class B)
1,500,000 Santander Drive Auto Receivables Trust 1.350 07/15/27 1,417,557
Series - 2021 2 (Class D)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 58,738 Spirit Airlines Pass Through Trust 4.100% 04/01/28 $ 53,096
Series - 2015 1A (Class A1)
1,500,000 Synchrony Card Funding LLC 3.860 07/15/28 1,454,637
Series - 2022 A2 (Class A)
500,000 Toyota Auto Receivables Owner Trust 0.470 01/15/26 478,649
Series - 2020 D (Class A4)
500,000 Toyota Auto Receivables Owner Trust 2.930 09/15/26 483,699
Series - 2022 B (Class A3)
1,500,000 Toyota Auto Receivables Owner Trust 0.530 10/15/26 1,385,951
Series - 2021 B (Class A4)
500,000 Toyota Auto Receivables Owner Trust 3.110 08/16/27 473,612
Series - 2022 B (Class A4)
145,064 Union Pacific Railroad Co Pass Through Trust 2.695 05/12/27 132,352
Series - 2015 1 (Class A)
253,906 United Airlines Pass Through Trust 4.150 04/11/24 249,535
Series - 2012 1 (Class A)
173,454 United Airlines Pass Through Trust 4.300 08/15/25 166,825
Series - 2013 1 (Class A)
171,250 United Airlines Pass Through Trust 4.875 01/15/26 163,450
Series - 2020 1 (Class B)
174,177 United Airlines Pass Through Trust 3.750 09/03/26 163,510
Series - 2014 2 (Class A)
1,796,708 United Airlines Pass Through Trust 5.875 10/15/27 1,781,279
Series - 2020 A (Class A)
132,306 United Airlines Pass Through Trust 3.450 12/01/27 121,191
Series - 2015 1 (Class AA)
141,957 United Airlines Pass Through Trust 3.100 07/07/28 128,294
Series - 2016 1 (Class AA)
141,958 United Airlines Pass Through Trust 3.450 07/07/28 122,579
Series - 2016 1 (Class A)
283,704 United Airlines Pass Through Trust 2.875 10/07/28 249,872
Series - 2016 2 (Class AA)
1,176,496 United Airlines Pass Through Trust 3.500 03/01/30 1,060,382
Series - 2018 1 (Class AA)
300,033 United Airlines Pass Through Trust 4.150 08/25/31 274,835
Series - 2019 1 (Class AA)
214,749 United Airlines Pass Through Trust 2.700 05/01/32 179,859
Series - 2019 2 (Class AA)
4,410,000 Verizon Master Trust 0.500 05/20/27 4,209,661
Series - 2021 1 (Class A)
3,000,000 Verizon Master Trust 0.690 05/20/27 2,852,679
Series - 2021 1 (Class B)
815,000 Verizon Master Trust 0.890 05/20/27 775,742
Series - 2021 1 (Class C)
1,000,000 Volkswagen Auto Loan Enhanced Trust 5.010 01/22/30 996,745
Series - 2023 1 (Class A4)
1,013,756 World Omni Auto Receivables Trust 0.300 01/15/26 984,454
Series - 2021 A (Class A3)
1,000,000 World Omni Auto Receivables Trust 0.690 06/15/27 914,733
Series - 2021 B (Class A4)
500,000 World Omni Auto Receivables Trust 1.040 06/15/27 455,905
Series - 2021 B (Class B)
500,000 World Omni Automobile Lease Securitization Trust 0.750 11/16/26 482,011
Series - 2021 A (Class B)
TOTAL ASSET BACKED 115,734,950
OTHER MORTGAGE BACKED - 1.6%
2,500,000 BANK 1.650 12/15/53 1,936,162
Series - 2020 BN30 (Class A3)
1,500,000 BANK 1.925 12/15/53 1,158,153
Series - 2020 BN30 (Class A4)

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 i BANK 2.111% 12/15/53 $ 373,651
Series - 2020 BN30 (Class AS)
500,000 i BANK 2.445 12/15/53 361,895
Series - 2020 BN30 (Class B)
2,000,000 BANK 1.771 02/15/54 1,586,451
Series - 2021 BN31 (Class A3)
1,000,000 BANK 2.036 02/15/54 797,663
Series - 2021 BN31 (Class A4)
500,000 i BANK 2.211 02/15/54 384,510
Series - 2021 BN31 (Class AS)
500,000 i BANK 2.383 02/15/54 355,640
Series - 2021 BN31 (Class B)
500,000 i BANK 2.545 02/15/54 323,453
Series - 2021 BN31 (Class C)
2,000,000 BANK 3.538 11/15/54 1,837,105
Series - 2017 BNK9 (Class A4)
500,000 BANK 4.399 08/15/55 469,686
Series - 2022 BNK43 (Class A5)
500,000 i BANK 5.404 08/15/55 419,816
Series - 2022 BNK43 (Class C)
800,000 BANK 5.203 02/15/56 797,116
Series - 2023 BNK45 (Class A5)
1,500,000 BANK 3.390 06/15/60 1,377,852
Series - 2017 BNK5 (Class A5)
4,607,348 BANK 3.641 02/15/61 4,398,292
Series - 2018 BN10 (Class ASB)
2,000,000 i BANK 3.898 02/15/61 1,815,950
Series - 2018 BN10 (Class AS)
8,000,000 BANK 3.584 05/15/62 7,125,248
Series - 2019 BN18 (Class A4)
5,000,000 BANK 1.584 03/15/63 3,969,340
Series - 2020 BN28 (Class A3)
1,000,000 BANK 2.438 06/15/63 798,898
Series - 2021 BN34 (Class A5)
1,000,000 BANK 2.556 05/15/64 825,018
Series - 2021 BN33 (Class A5)
1,000,000 BANK 2.792 05/15/64 798,117
Series - 2021 BN33 (Class AS)
500,000 BANK 3.297 05/15/64 344,831
Series - 2021 BN33 (Class C)
1,000,000 g,i BANK 2.500 06/15/64 507,751
Series - 2021 BN35 (Class D)
3,000,000 Barclays Commercial Mortgage Trust 3.674 02/15/50 2,783,005
Series - 2017 C1 (Class A4)
12,500,000 Barclays Commercial Mortgage Trust 2.690 02/15/53 11,562,635
Series - 2020 C6 (Class A2)
500,000 BBCMS Mortgage Trust 4.441 09/15/55 469,859
Series - 2022 C17 (Class A5)
500,000 h BBCMS Mortgage Trust 5.310 07/15/56 503,501
Series - 2023 C20 (Class A4)
1,000,000 i Benchmark Mortgage Trust 3.878 01/15/51 885,396
Series - 2018 B1 (Class AM)
524,414 Benchmark Mortgage Trust 3.976 07/15/51 522,468
Series - 2018 B4 (Class A2)
1,000,000 i Benchmark Mortgage Trust 4.700 07/15/51 794,949
Series - 2018 B4 (Class C)
5,850,000 Benchmark Mortgage Trust 3.542 05/15/52 5,158,949
Series - 2019 B11 (Class A5)
1,000,000 i Benchmark Mortgage Trust 2.944 02/15/53 823,814
Series - 2020 B16 (Class AM)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,500,000 i Benchmark Mortgage Trust 3.176% 02/15/53 $ 1,148,074
Series - 2020 B16 (Class B)
1,500,000 i Benchmark Mortgage Trust 3.535 02/15/53 1,108,205
Series - 2020 B16 (Class C)
2,000,000 i Benchmark Mortgage Trust 4.510 05/15/53 1,883,863
Series - 2018 B7 (Class A4)
5,000,000 Benchmark Mortgage Trust 1.925 07/15/53 3,913,036
Series - 2020 B18 (Class A5)
2,500,000 Benchmark Mortgage Trust 1.704 12/17/53 1,971,615
Series - 2020 B21 (Class A4)
2,500,000 Benchmark Mortgage Trust 1.978 12/17/53 1,973,752
Series - 2020 B21 (Class A5)
2,500,000 Benchmark Mortgage Trust 1.685 01/15/54 1,956,647
Series - 2020 B22 (Class A4)
1,500,000 Benchmark Mortgage Trust 1.973 01/15/54 1,176,468
Series - 2020 B22 (Class A5)
1,500,000 Benchmark Mortgage Trust 2.163 01/15/54 1,153,533
Series - 2020 B22 (Class AM)
2,000,000 Benchmark Mortgage Trust 1.620 02/15/54 1,765,606
Series - 2021 B23 (Class A2)
1,500,000 Benchmark Mortgage Trust 1.823 02/15/54 1,146,699
Series - 2021 B23 (Class A4A1)
1,500,000 Benchmark Mortgage Trust 2.070 02/15/54 1,156,110
Series - 2021 B23 (Class A5)
500,000 Benchmark Mortgage Trust 2.095 02/15/54 336,920
Series - 2021 B23 (Class B)
500,000 Benchmark Mortgage Trust 2.274 02/15/54 373,810
Series - 2021 B23 (Class AS)
500,000 i Benchmark Mortgage Trust 2.563 02/15/54 320,668
Series - 2021 B23 (Class C)
1,000,000 Benchmark Mortgage Trust 2.577 04/15/54 796,994
Series - 2021 B25 (Class A5)
1,000,000 Benchmark Mortgage Trust 2.847 04/15/54 787,059
Series - 2021 B25 (Class AS)
1,700,000 Benchmark Mortgage Trust 2.613 06/15/54 1,363,671
Series - 2021 B26 (Class A5)
702,000 i Benchmark Mortgage Trust 2.688 06/15/54 507,988
Series - 2021 B26 (Class B)
500,000 Benchmark Mortgage Trust 2.825 06/15/54 387,837
Series - 2021 B26 (Class AM)
1,500,000 Benchmark Mortgage Trust 2.512 07/15/54 1,157,194
Series - 2021 B27 (Class AS)
1,000,000 Benchmark Mortgage Trust 5.358 05/15/55 987,885
Series - 2023 V2 (Class A2)
500,000 i Benchmark Mortgage Trust 4.470 07/15/55 469,881
Series - 2022 B36 (Class A5)
500,000 i Benchmark Mortgage Trust 5.290 07/15/55 373,345
Series - 2022 B36 (Class C)
5,000,000 Benchmark Mortgage Trust 2.914 12/15/72 4,746,374
Series - 2019 B15 (Class A2)
1,500,000 i BMO Mortgage Trust 5.117 02/15/56 1,485,344
Series - 2023 C4 (Class A5)
1,000,000 i CD Mortgage Trust 3.526 11/10/49 919,273
Series - 2016 CD2 (Class A4)
2,000,000 CD Mortgage Trust 3.631 02/10/50 1,822,843
Series - 2017 CD3 (Class A4)
12,312 CD Mortgage Trust 3.025 08/15/50 11,225
Series - 2017 CD5 (Class A2)
2,500,000 CD Mortgage Trust 3.431 08/15/50 2,289,314
Series - 2017 CD5 (Class A4)

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 i CD Mortgage Trust 3.684% 08/15/50 $ 901,717
Series - 2017 CD5 (Class AS)
1,750,000 CD Mortgage Trust 4.279 08/15/51 1,628,621
Series - 2018 CD7 (Class A4)
755,000 Citigroup Commercial Mortgage Trust 4.023 03/11/47 746,756
Series - 2014 GC19 (Class A4)
440,887 Citigroup Commercial Mortgage Trust 3.622 07/10/47 427,474
Series - 2014 GC23 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.635 10/10/47 480,986
Series - 2014 GC25 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3.137 02/10/48 953,740
Series - 2015 GC27 (Class A5)
1,000,000 Citigroup Commercial Mortgage Trust 3.571 02/10/48 944,166
Series - 2015 GC27 (Class AS)
1,000,000 Citigroup Commercial Mortgage Trust 3.616 02/10/49 934,134
Series - 2016 GC36 (Class A5)
2,000,000 Citigroup Commercial Mortgage Trust 3.314 04/10/49 1,865,903
Series - 2016 GC37 (Class A4)
500,000 Citigroup Commercial Mortgage Trust 3.576 04/10/49 460,985
Series - 2016 GC37 (Class AS)
1,500,000 Citigroup Commercial Mortgage Trust 2.832 08/10/49 1,363,036
Series - 2016 C2 (Class A4)
1,000,000 Citigroup Commercial Mortgage Trust 3.465 09/15/50 914,120
Series - 2017 P8 (Class A4)
1,480,000 Citigroup Commercial Mortgage Trust 3.778 09/10/58 1,397,476
Series - 2015 GC33 (Class A4)
899,446 COMM Mortgage Trust 4.046 10/10/46 895,042
Series - 2013 CR12 (Class A4)
2,750,000 COMM Mortgage Trust 3.955 02/10/47 2,731,125
Series - 2014 CR14 (Class A3)
500,000 COMM Mortgage Trust 3.961 03/10/47 492,993
Series - 2014 UBS2 (Class A5)
1,000,000 COMM Mortgage Trust 4.051 04/10/47 980,283
Series - 2014 CR16 (Class A4)
1,000,000 COMM Mortgage Trust 3.819 06/10/47 971,596
Series - 2014 UBS3 (Class A4)
1,000,000 COMM Mortgage Trust 3.694 08/10/47 968,102
Series - 2014 UBS4 (Class A5)
754,520 COMM Mortgage Trust 3.326 11/10/47 728,247
Series - 2014 CR20 (Class A3)
1,000,000 COMM Mortgage Trust 3.590 11/10/47 961,843
Series - 2014 CR20 (Class A4)
1,000,000 i COMM Mortgage Trust 4.339 12/10/47 941,598
Series - 2014 CR21 (Class B)
3,150,000 COMM Mortgage Trust 3.183 02/10/48 3,000,134
Series - 2015 LC19 (Class A4)
1,000,000 i COMM Mortgage Trust 4.355 02/10/48 862,380
Series - 2015 LC19 (Class C)
1,700,000 COMM Mortgage Trust 3.708 07/10/48 1,619,237
Series - 2015 LC21 (Class A4)
616,563 COMM Mortgage Trust 3.432 08/10/48 586,302
Series - 2015 CR24 (Class A4)
1,000,000 COMM Mortgage Trust 3.759 08/10/48 949,929
Series - 2015 CR25 (Class A4)
11,217 COMM Mortgage Trust 3.221 10/10/48 10,485
Series - 2015 LC23 (Class A2)
1,500,000 COMM Mortgage Trust 3.774 10/10/48 1,421,113
Series - 2015 LC23 (Class A4)
44,273 COMM Mortgage Trust 4.258 08/10/50 44,214
Series - 2013 CR11 (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 5,000,000 COMM Mortgage Trust 2.827% 08/15/57 $ 4,773,869
Series - 2019 GC44 (Class A2)
3,000,000 COMM Mortgage Trust 3.263 08/15/57 2,525,143
Series - 2019 GC44 (Class AM)
650,000 i CSAIL Commercial Mortgage Trust 5.084 01/15/49 553,934
Series - 2016 C6 (Class C)
2,000,000 i CSAIL Commercial Mortgage Trust 4 .224 08/15/51 1,870,334
Series - 2018 CX12 (Class A4)
10,000,000 CSAIL Commercial Mortgage Trust 4.053 03/15/52 9,176,024
Series - 2019 C15 (Class A4)
956,654 DBGS Mortgage Trust 4.358 10/15/51 950,773
Series - 2018 C1 (Class A2)
5,790,000 DBGS Mortgage Trust 4.466 10/15/51 5,426,104
Series - 2018 C1 (Class A4)
3,500,000 DBJPM 3.276 05/10/49 3,253,597
Series - 2016 C1 (Class A4)
1,000,000 DBJPM 3 .539 05/10/49 912,716
Series - 2016 C1 (Class AM)
1,590,000 DBJPM 3.328 06/10/50 1,458,275
Series - 2017 C6 (Class A5)
5,000,000 DBJPM 1.900 08/15/53 4,515,704
Series - 2020 C9 (Class A2)
1,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.199 12/25/27 1,287,219
Series - 2021 K741 (Class AM)
8,440,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.603 12/25/27 7,422,725
Series - 2021 K741 (Class A2)
2,947,450 Freddie Mac Multifamily Structured Pass Through
Certificates
1.712 07/25/28 2,583,428
Series - 2021 K744 (Class A2)
900,486 Freddie Mac Multifamily Structured Pass Through
Certificates
1.229 03/25/30 794,830
Series - 2021 K128 (Class A1)
957,462 Freddie Mac Multifamily Structured Pass Through
Certificates
1.101 08/25/30 819,320
Series - 2021 K125 (Class A1)
1,955,876 Freddie Mac Multifamily Structured Pass Through
Certificates
1.353 11/25/30 1,710,249
Series - 2021 K127 (Class A1)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .792 01/25/31 822,398
Series - 2021 K126 (Class AM)
9,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.846 01/25/31 7,473,254
Series - 2021 K125 (Class A2)
3,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.108 01/25/31 2,539,534
Series - 2021 K127 (Class A2)
1,332,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.851 02/25/31 1,094,419
Series - 2021 K127 (Class AM)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.749 03/25/31 815,446
Series - 2021 K128 (Class AM)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.020 03/25/31 1,681,345
Series - 2021 K128 (Class A2)
1,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
1.647 05/25/31 806,730
Series - 2021 K129 (Class AM)

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,000,000 i Freddie Mac Multifamily Structured Pass Through
Certificates
3.500% 07/25/32 $ 2,783,023
Series - 2022 K148 (Class A2)
1,879,426 Freddie Mac Multifamily Structured Pass Through
Certificates
2.007 07/25/35 1,538,590
Series - 2021 1520 (Class A1)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2.438 02/25/36 1,566,114
Series - 2021 1520 (Class A2)
2,000,000 Freddie Mac Multifamily Structured Pass Through
Certificates
2 .184 08/25/36 1,503,625
Series - 2021 1521 (Class A2)
800,000 GS Mortgage Securities Corp II 3.382 05/10/50 758,428
Series - 2015 GC30 (Class A4)
18,275 GS Mortgage Securities Trust 3.813 11/10/46 18,236
Series - 2013 GC16 (Class AAB)
1,000,000 GS Mortgage Securities Trust 4.074 01/10/47 986,146
Series - 2014 GC18 (Class A4)
1,500,000 GS Mortgage Securities Trust 3.964 11/10/47 1,422,957
Series - 2014 GC26 (Class AS)
1,749,843 GS Mortgage Securities Trust 3.136 02/10/48 1,694,020
Series - 2015 GC28 (Class A4)
1,423,318 GS Mortgage Securities Trust 3.178 11/10/49 1,316,017
Series - 2016 GS4 (Class A3)
1,350,000 i GS Mortgage Securities Trust 4.078 11/10/49 1,093,300
Series - 2016 GS4 (Class C)
568,838 GS Mortgage Securities Trust 2.945 08/10/50 531,985
Series - 2017 GS7 (Class A2)
1,500,000 GS Mortgage Securities Trust 3.430 08/10/50 1,355,654
Series - 2017 GS7 (Class A4)
1,000,000 GS Mortgage Securities Trust 3.872 02/10/52 987,441
Series - 2019 GC38 (Class A2)
2,500,000 GS Mortgage Securities Trust 3.968 02/10/52 2,322,647
Series - 2019 GC38 (Class A4)
500,000 i GS Mortgage Securities Trust 4.309 02/10/52 430,895
Series - 2019 GC38 (Class B)
2,500,000 GS Mortgage Securities Trust 2.898 02/13/53 2,363,126
Series - 2020 GC45 (Class A2)
4,000,000 i GS Mortgage Securities Trust 3.173 02/13/53 3,343,312
Series - 2020 GC45 (Class AS)
2,000,000 i GS Mortgage Securities Trust 3.405 02/13/53 1,592,298
Series - 2020 GC45 (Class B)
2,000,000 GS Mortgage Securities Trust 2.125 05/12/53 1,621,380
Series - 2020 GC47 (Class A4)
4,000,000 GS Mortgage Securities Trust 2.377 05/12/53 3,260,868
Series - 2020 GC47 (Class A5)
1,000,000 GS Mortgage Securities Trust 1.662 12/12/53 863,267
Series - 2020 GSA2 (Class AAB)
3,000,000 GS Mortgage Securities Trust 1.721 12/12/53 2,359,980
Series - 2020 GSA2 (Class A4)
2,000,000 GS Mortgage Securities Trust 2.012 12/12/53 1,575,753
Series - 2020 GSA2 (Class A5)
1,000,000 GS Mortgage Securities Trust 2.224 12/12/53 769,913
Series - 2020 GSA2 (Class AS)
500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
4.166 12/15/46 497,323
Series - 2013 C16 (Class A4)
1,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2.822 08/15/49 909,916
Series - 2016 JP2 (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 681,668 JP Morgan Chase Commercial Mortgage Securities
Corp
3.109% 07/15/50 $ 660,977
Series - 2017 JP6 (Class A3)
2,500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.454 09/15/50 2,267,548
Series - 2017 JP7 (Class A5)
2,150,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3.219 06/13/52 1,987,058
Series - 2019 COR5 (Class ASB)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3.801 09/15/47 1,931,032
Series - 2014 C22 (Class A4)
1,875,000 i JPMBB Commercial Mortgage Securities Trust 4.118 05/15/48 1,711,426
Series - 2015 C29 (Class B)
2,700,000 JPMBB Commercial Mortgage Securities Trust 3.227 10/15/48 2,547,560
Series - 2015 C28 (Class A4)
1,100,000 JPMBB Commercial Mortgage Securities Trust 3.532 10/15/48 1,030,957
Series - 2015 C28 (Class AS)
2,000,000 JPMBB Commercial Mortgage Securities Trust 3.770 12/15/48 1,891,684
Series - 2015 C33 (Class A4)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3.576 03/17/49 939,075
Series - 2016 C1 (Class A5)
500,000 JPMBB Commercial Mortgage Securities Trust 3.970 03/17/49 464,259
Series - 2016 C1 (Class AS)
500,000 i JPMBB Commercial Mortgage Securities Trust 4.859 03/17/49 463,149
Series - 2016 C1 (Class B)
1,000,000 i JPMDB Commercial Mortgage Securities Trust 3.990 06/15/49 778,117
Series - 2016 C2 (Class B)
5,922,824 JPMDB Commercial Mortgage Securities Trust 3.141 12/15/49 5,363,500
Series - 2016 C4 (Class A3)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2.946 11/13/52 4,756,636
Series - 2019 COR6 (Class A2)
98,030 Morgan Stanley Bank of America Merrill Lynch Trust 3.456 05/15/46 95,885
Series - 2013 C9 (Class AS)
240,000 i Morgan Stanley Bank of America Merrill Lynch Trust 3.708 05/15/46 209,220
Series - 2013 C9 (Class B)
134,267 Morgan Stanley Bank of America Merrill Lynch Trust 3.654 04/15/47 133,171
Series - 2014 C15 (Class ASB)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.892 06/15/47 1,952,391
Series - 2014 C16 (Class A5)
3,500,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.249 02/15/48 3,331,195
Series - 2015 C20 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.306 04/15/48 948,995
Series - 2015 C22 (Class A4)
1,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.732 05/15/48 949,810
Series - 2015 C24 (Class A4)
2,000,000 Morgan Stanley Bank of America Merrill Lynch Trust 3.599 05/15/50 1,856,300
Series - 2017 C33 (Class A5)
535,000 Morgan Stanley Capital I Trust 3.594 03/15/49 500,861
Series - 2016 UBS9 (Class A4)
1,000,000 i Morgan Stanley Capital I Trust 5.013 07/15/51 815,351
Series - 2018 H3 (Class C)
1,500,000 i Morgan Stanley Capital I Trust 4.238 10/15/51 1,439,156
Series - 2018 L1 (Class ASB)
1,704,998 Morgan Stanley Capital I Trust 4.288 10/15/51 1,690,466
Series - 2018 L1 (Class A2)
1,500,000 i Morgan Stanley Capital I Trust 4.407 10/15/51 1,417,882
Series - 2018 L1 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4.071 03/15/52 921,186
Series - 2019 L2 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 3.224 06/15/52 4,638,728
Series - 2019 H6 (Class ASB)

Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 750,000 Morgan Stanley Capital I Trust 3.417% 06/15/52 $ 666,970
Series - 2019 H6 (Class A4)
5,000,000 Morgan Stanley Capital I Trust 1.790 07/15/53 3,976,106
Series - 2020 HR8 (Class A3)
2,000,000 Morgan Stanley Capital I Trust 2.438 05/15/54 1,644,646
Series - 2021 L5 (Class A3)
1,000,000 Morgan Stanley Capital I Trust 2.951 05/15/54 799,139
Series - 2021 L5 (Class AS)
500,000 Santander Drive Auto Receivables Trust 5.950 01/17/28 497,768
Series - 2022 7 (Class B)
500,000 Santander Drive Auto Receivables Trust 6.690 03/17/31 509,165
Series - 2022 7 (Class C)
393,487 UBS Commercial Mortgage Trust 2.998 08/15/50 392,472
Series - 2017 C3 (Class A2)
1,500,000 UBS Commercial Mortgage Trust 3.426 08/15/50 1,368,204
Series - 2017 C3 (Class A4)
1,000,000 i UBS Commercial Mortgage Trust 3.739 08/15/50 894,769
Series - 2017 C3 (Class AS)
11,000,000 UBS Commercial Mortgage Trust 4.313 05/15/51 10,310,104
Series - 2018 C10 (Class A4)
2,000,000 UBS Commercial Mortgage Trust 4.296 08/15/51 1,854,194
Series - 2018 C12 (Class A5)
2,400,000 i UBS Commercial Mortgage Trust 5.381 12/15/51 1,874,275
Series - 2018 C14 (Class C)
875,000 i Wells Fargo Commercial Mortgage Trust 3.872 05/15/48 825,934
Series - 2015 C28 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.695 11/15/48 1,890,857
Series - 2015 C31 (Class A4)
480,000 i Wells Fargo Commercial Mortgage Trust 4.224 12/15/48 433,388
Series - 2015 NXS4 (Class B)
2,000,000 Wells Fargo Commercial Mortgage Trust 2.652 08/15/49 1,811,180
Series - 2016 BNK1 (Class A3)
500,000 Wells Fargo Commercial Mortgage Trust 2.967 08/15/49 382,262
Series - 2016 BNK1 (Class B)
1,000,000 Wells Fargo Commercial Mortgage Trust 3.377 11/15/49 897,254
Series - 2016 NXS6 (Class AS)
2,000,000 Wells Fargo Commercial Mortgage Trust 4.152 08/15/51 1,875,833
Series - 2018 C46 (Class A4)
2,700,000 Wells Fargo Commercial Mortgage Trust 3.760 03/15/52 2,474,186
Series - 2019 C49 (Class A4)
2,000,000 Wells Fargo Commercial Mortgage Trust 3.635 05/15/52 1,878,767
Series - 2019 C50 (Class ASB)
3,250,000 Wells Fargo Commercial Mortgage Trust 4.192 05/15/52 2,813,544
Series - 2019 C50 (Class B)
10,000,000 Wells Fargo Commercial Mortgage Trust 3.040 10/15/52 8,669,213
Series - 2019 C53 (Class A4)
2,500,000 Wells Fargo Commercial Mortgage Trust 1.810 07/15/53 2,009,257
Series - 2020 C58 (Class A3)
1,500,000 Wells Fargo Commercial Mortgage Trust 2.092 07/15/53 1,192,359
Series - 2020 C58 (Class A4)
500,000 Wells Fargo Commercial Mortgage Trust 2.398 07/15/53 381,183
Series - 2020 C58 (Class AS)
10,000,000 Wells Fargo Commercial Mortgage Trust 1.864 08/15/53 8,012,480
Series - 2020 C57 (Class A3)
1,893,000 Wells Fargo Commercial Mortgage Trust 2.626 04/15/54 1,545,871
Series - 2021 C59 (Class A5)
117,000 Wells Fargo Commercial Mortgage Trust 3.896 03/15/59 101,494
Series - 2016 C33 (Class C)
500,000 i WF-RBS Commercial Mortgage Trust 4.646 03/15/47 461,715
Series - 2014 C19 (Class C)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 i WF-RBS Commercial Mortgage Trust 4.723% 03/15/47 $ 961,582
Series - 2014 C19 (Class B)
TOTAL OTHER MORTGAGE BACKED 342,775,474
TOTAL STRUCTURED ASSETS 458,510,424
(Cost $520,022,270)
TOTAL LONG-TERM INVESTMENTS 20,870,965,229
(Cost $23,441,029,826)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.7%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0.000 07/05/23 4,998,658
5,000,000 FHLB 0.000 08/30/23 4,960,851
6,250,000 Federal Home Loan Mortgage Corp (FHLMC) 0.000 07/17/23 6,238,268
10,000,000 Tennessee Valley Authority (TVA) 0 .000 07/05/23 9,997,316
TOTAL GOVERNMENT AGENCY DEBT 26,195,093
REPURCHASE AGREEMENT - 0.6%
116,595,000 r Fixed Income Clearing Corp (FICC) 5.050 07/03/23 116,595,000
TOTAL REPURCHASE AGREEMENT 116,595,000
TOTAL SHORT-TERM INVESTMENTS 142,790,093
(Cost $142,779,473)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5%
111,799,939 c State Street Navigator Securities Lending Government
Money Market Portfolio
5.110 111,799,939
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 111,799,939
(Cost $111,799,939)
TOTAL INVESTMENTS - 100.6% 21,125,555,261
(Cost $23,695,609,238)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (126,417,949)
NET ASSETS - 100.0% $ 20,999,137,312
DGS1 1-Year Treasury Constant Maturity Rate
LIBOR London Interbank Offered Rate
M Month
UPMC University of Pittsburgh Medical Center
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $114,582,363.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $116,595,000 on 7/3/23, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $118,926,967.

Core Bond Fund June 30, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.8%
BANK LOAN OBLIGATIONS - 1.7%
AUTOMOBILES & COMPONENTS - 0 .0%
$ 790,412 i Gates Global LLC SOFR 12 M + 2.500% 7 .702% 03/31/27 $ 787,448
TOTAL AUTOMOBILES & COMPONENTS 787,448
CAPITAL GOODS - 0 .1%
916,071 i Alliance Laundry Systems LLC SOFR 4 M + 3.500% 8 .559 10/08/27 914,853
701,491 i Avolon TLB Borrower  US LLC SOFR 1 M + 2.500% 7 .589 06/22/28 701,992
892,659 i Avolon TLB Borrower US LLC LIBOR 12 M + 1.500% 6 .646 02/12/27 881,563
591,263 i Chariot Buyer LLC SOFR 12 M + 3.250% 8 .452 11/03/28 578,858
477,740 i Cornerstone Building Brands, Inc SOFR 12 M + 3.250% 8 .497 04/12/28 459,230
774,101 i Resideo Funding, Inc LIBOR 4 M + 2.250% 7 .600 02/11/28 772,650
331,818 i SRAM LLC LIBOR 12 M + 2.750% 7 .943 05/18/28 330,574
1,436,759 i TransDigm, Inc LIBOR 3 M + 2.250% 5 .924 08/22/24 1,438,928
402,434 i TransDigm, Inc LIBOR 3 M + 2.250% 6 .980 12/09/25 402,667
571,879 i Univar Solutions USA, Inc LIBOR 4 M + 1.750% 7 .288 06/03/28 572,199
TOTAL CAPITAL GOODS 7,053,514
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
1,344,063 i AlixPartners LLP SOFR 12 M + 2.500% 7 .717 02/04/28 1,342,886
272,938 i Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9 .147 02/15/29 267,479
635,315 i Dun & Bradstreet Corp SOFR 12 M + 3.250% 8 .434 02/06/26 636,665
977,040 i EAB Global, Inc LIBOR 4 M + 3.500% 8 .872 08/16/28 967,426
378,705 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/31/25 379,459
712,434 i Peraton Corp SOFR 12 M + 3.750% 8 .952 02/01/28 701,367
1,279,401 i Prime Security Services Borrower LLC LIBOR 3 M + 2.750% 7 .608 09/23/26 1,280,636
1,721,127 i Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 8 .852 02/24/28 1,713,468
455,148 i Spin Holdco, Inc LIBOR 4 M + 4.000% 9 .230 03/04/28 392,891
4,193,037 i Trans Union LLC SOFR 12 M + 2.250% 7 .467 12/01/28 4,188,005
400,728 i West Technology Group LLC SOFR 4 M + 4.000% 9 .295 04/10/27 363,103
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,233,385
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .1%
1,750,000 h,i Emerson Climate Technologies, Inc SOFR 1 M + 3.000% 3 .000 05/31/30 1,752,188
4,962,500 i Flutter Financing BV SOFR 4 M + 3.250% 8 .753 07/22/28 4,977,437
605,231 h,i LS Group OpCo Acquisition LLC LIBOR 12 M + 3.250% 8 .443 11/02/27 602,711
984,987 i PetSmart, Inc SOFR 12 M + 3.750% 8 .952 02/11/28 984,785
578,764 i Staples, Inc LIBOR 4 M + 5.000% 10 .299 04/16/26 496,834
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 8,813,955
CONSUMER DURABLES & APPAREL - 0 .0%
982,500 i Conair Holdings LLC LIBOR 4 M + 3.750% 9 .288 05/17/28 929,077
979,678 i Weber-Stephen Products LLC SOFR 12 M + 3.250% 8 .467 10/30/27 866,662
TOTAL CONSUMER DURABLES & APPAREL 1,795,739
CONSUMER SERVICES - 0 .2%
3,795,507 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .943 11/19/26 3,774,936
397,975 i Alterra Mountain Co LIBOR 12 M + 3.500% 8 .693 08/17/28 397,851
1,571,063 i Caesars Entertainment, Inc SOFR 12 M + 3.250% 8 .452 02/06/30 1,573,113
584,594 i Carnival Corp SOFR 12 M + 3.250% 8 .467 10/18/28 580,452
656,688 i CCC Intelligent Solutions, Inc SOFR 12 M + 2.250% 7 .467 09/21/28 655,765
976,684 i ClubCorp Holdings, Inc LIBOR 4 M + 2.750% 8 .288 09/18/24 939,184
270,000 i Delta 2 Lux Sarl SOFR 12 M + 3.000% 8 .102 01/15/30 270,371
453,863 i Element Materials Technology Group US Holdings, Inc CME Term SOFR 1 Month +
4.250%
8 .930 04/12/29 445,920
208,950 i Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9 .592 06/22/29 205,293
1,960,174 i Fertitta Entertainment LLC SOFR 12 M + 4.000% 9 .102 01/27/29 1,938,328

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 859,693 i IRB Holding Corp SOFR 12 M + 3.000% 8 .202% 12/15/27 $ 854,857
379,789 i KFC Holding Co LIBOR 12 M + 1.750% 6 .896 03/15/28 377,273
643,824 i Life Time, Inc CME Term SOFR 1 Month +
4.750%
9 .800 01/15/26 644,731
203,713 h,i Motion Finco LLC LIBOR 1 M + 3.250% 0 .000 11/04/26 202,249
307,395 i Penn National Gaming, Inc SOFR 12 M + 2.750% 7 .952 05/03/29 306,786
2,224,068 i Sophia LP LIBOR 1 M + 3.750% 8 .230 10/07/27 2,203,685
1,347,500 i Stars Group Holdings BV SOFR 4 M + 2.250% 7 .753 07/21/26 1,349,023
TOTAL CONSUMER SERVICES 16,719,817
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .0%
884,583 i US Foods, Inc SOFR 12 M + 2.750% 7 .967 11/22/28 885,242
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 885,242
ENERGY - 0 .0%
1,378,955 i Buckeye Partners LP LIBOR 12 M + 2.250% 7 .452 11/01/26 1,371,343
193,674 i DT Midstream, Inc SOFR 4 M + 2.000% 7 .356 06/26/28 194,098
746,144 i Oryx Midstream Services Permian Basin LLC SOFR 12 M + 3.250% 8 .539 10/05/28 745,961
TOTAL ENERGY 2,311,402
FINANCIAL SERVICES - 0 .0%
593,368 i Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7 .452 03/24/25 592,258
1,428,940 h,i Motion Finco LLC LIBOR 3 M + 3.250% 3 .250 11/12/26 1,418,673
TOTAL FINANCIAL SERVICES 2,010,931
FOOD, BEVERAGE & TOBACCO - 0 .0%
601,970 i Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9 .003 11/24/27 586,421
145,500 i Froneri US, Inc SOFR 12 M + 2.250% 7 .452 01/29/27 144,937
1,862,000 i Hayward Industries, Inc SOFR 12 M + 2.750% 7 .967 05/30/28 1,846,871
882,659 i Hostess Brands LLC LIBOR 4 M + 2.250% 7 .523 08/03/25 883,846
432,646 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .659 03/31/28 419,329
TOTAL FOOD, BEVERAGE & TOBACCO 3,881,404
HEALTH CARE EQUIPMENT & SERVICES - 0 .2%
3,698,789 i Bausch & Lomb Corp SOFR 4 M + 3.250% 8 .592 05/10/27 3,597,073
1 i Da Vinci Purchaser Corp LIBOR 1 M + 4.000% 8 .953 11/26/26 1
1,188,466 i DaVita, Inc SOFR 12 M + 1.750% 6 .967 08/12/26 1,173,134
605,009 i Global Medical Response, Inc LIBOR 12 M + 4.250% 9 .439 10/02/25 343,343
628,509 i Grifols Worldwide Operations USA, Inc SOFR 4 M + 2.000% 7 .364 11/15/27 619,474
2,984,887 i ICU Medical, Inc SOFR 4 M + 2.500% 7 .892 01/08/29 2,958,769
593,016 i NMN Holdings III Corp SOFR 12 M + 3.750% 8 .967 11/13/25 516,911
127,258 i NMN Holdings III Corp SOFR 12 M + 3.750% 8 .967 11/13/25 110,927
1,886,500 i Onex TSG Intermediate Corp SOFR 4 M + 4.750% 10 .057 02/28/28 1,686,059
977,506 i Phoenix Guarantor, Inc SOFR 12 M + 3.500% 8 .602 03/05/26 967,853
946,734 i Select Medical Corp SOFR 12 M + 2.500% 7 .702 03/06/25 945,905
2,000,000 h,i Surgery Center Holdings, Inc LIBOR 12 M + 3.750% 8 .896 08/31/26 1,999,770
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,919,219
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
567,000 i Energizer Holdings, Inc SOFR 12 M + 2.250% 7 .442 12/22/27 564,877
1,900,000 h,i Kronos Acquisition Holdings, Inc LIBOR 12 M + 3.750% 9 .253 12/22/26 1,855,616
1,919,121 i Kronos Acquisition Holdings, Inc CME Term SOFR 4 Month +
6.000%
11 .375 12/22/26 1,887,935
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,308,428
INSURANCE - 0 .1%
667,091 i Acrisure LLC LIBOR 12 M + 3.500% 8 .693 02/15/27 649,283
382,913 i AssuredPartners, Inc SOFR 12 M + 3.500% 8 .717 02/12/27 379,723
610,306 i Asurion LLC LIBOR 4 M + 3.000% 8 .538 11/03/24 610,452
419,807 i Asurion LLC LIBOR 12 M + 3.250% 8 .788 12/23/26 405,218
525,974 i HUB International Ltd LIBOR 6 M + 3.250% 8 .414 04/25/25 527,765
971,348 i NFP Corp SOFR 12 M + 3.250% 8 .467 02/15/27 953,655

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 1,989,975 i USI, Inc SOFR 4 M + 3.750% 8 .992% 11/22/29 $ 1,989,796
TOTAL INSURANCE 5,515,892
MATERIALS - 0 .1%
671,864 i Asplundh Tree Expert LLC SOFR 12 M + 1.750% 6 .952 09/07/27 670,920
1,751,268 i Clydesdale Acquisition Holdings, Inc SOFR 12 M + 4.175% 9 .377 04/13/29 1,726,671
1,195,600 i Eco Services Operations Corp SOFR 4 M + 2.500% 7 .645 06/09/28 1,192,145
199,500 i H.B. Fuller Co SOFR 12 M + 2.500% 7 .602 02/15/30 200,569
759,500 i Kloeckner Pentaplast of America, Inc SOFR 2M + 4.725% 10 .104 02/12/26 726,747
344,639 i Messer Industries USA, Inc SOFR 4 M + 2.500% 8 .003 03/02/26 344,865
144,270 i Quikrete Holdings, Inc SOFR 12 M + 2.625% 7 .842 02/01/27 144,173
297,076 i Reynolds Consumer Products LLC SOFR 12 M + 1.750% 6 .952 02/04/27 297,110
1,032,580 i Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8 .467 02/05/26 1,033,458
392,995 i TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8 .467 03/03/28 383,416
869,593 i Tronox Finance LLC LIBOR 12 M + 2.250% 7 .443 03/10/28 865,897
142,825 i WR Grace Holdings LLC LIBOR 4 M + 3.750% 9 .313 09/22/28 142,213
TOTAL MATERIALS 7,728,184
MEDIA & ENTERTAINMENT - 0 .2%
482,044 i Altice Financing S.A. LIBOR 4 M + 2.750% 8 .010 01/31/26 476,922
195,000 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 8 .443 11/30/27 188,267
2,000,000 h,i Centuri Group, Inc LIBOR 3 M + 2.500% 2 .500 08/27/28 1,993,130
3,323 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 3,305
1,581,411 i CNT Holdings I Corp SOFR 4 M + 3.500% 8 .459 11/08/27 1,577,260
940,000 i Coral-US Co-Borrower LLC LIBOR 12 M + 3.000% 8 .193 10/15/29 933,787
1,447,500 i,q Diamond Sports Group LLC SOFR 12 M + 5.250% 10 .496 08/24/26 51,864
825,650 i DIRECTV Financing LLC SOFR 12 M + 5.000% 10 .217 08/02/27 809,021
980,722 i INEOS US Petrochem LLC SOFR 12 M + 2.750% 7 .967 01/29/26 979,864
3,174,924 i Mozart Borrower LP SOFR 12 M + 3.250% 8 .352 10/23/28 3,142,175
3,482,443 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 8 .404 11/15/28 3,459,807
677,321 i Rackspace Technology Global, Inc SOFR 12 M + 2.750% 7 .996 02/15/28 314,355
3,039 i Radiate Holdco LLC SOFR 12 M + 3.250% 8 .477 09/25/26 2,544
953,078 i Ryan Specialty Group LLC SOFR 12 M + 3.000% 8 .202 09/01/27 954,122
917 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 8 .602 07/30/27 911
326,632 i Univision Communications, Inc LIBOR 12 M + 3.250% 8 .443 03/15/26 324,357
2,950,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 7 .693 01/31/28 2,929,173
259,344 i Wand NewCo 3, Inc LIBOR 12 M + 2.750% 7 .943 02/05/26 257,597
TOTAL MEDIA & ENTERTAINMENT 18,398,461
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .1%
1,639,445 i Avantor, Inc SOFR 12 M + 2.250% 7 .452 11/08/27 1,640,814
955,253 i Catalent Pharma Solutions, Inc LIBOR 12 M + 2.000% 7 .188 02/22/28 937,638
1,988,984 i Elanco Animal Health Inc LIBOR 1 M + 1.750% 6 .653 08/01/27 1,955,420
1,277,545 i Horizon Therapeutics USA, Inc SOFR 12 M + 2.000% 7 .204 05/22/26 1,277,315
3,413,015 i Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .864 05/05/28 3,412,094
1,325,088 h,i Organon & Co LIBOR 12 M + 3.000% 8 .250 06/02/28 1,326,539
294,030 i Perrigo Investments LLC SOFR 12 M + 2.250% 7 .452 04/20/29 292,192
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 10,842,012
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
370,488 i Cushman & Wakefield plc SOFR 12 M + 2.750% 7 .967 08/21/25 367,941
467,317 i Cushman & Wakefield US Borrower LLC SOFR 1 M + 3.250% 8 .332 01/31/30 453,881
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 821,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
545,449 i Bright Bidco BV SOFR 4 M + 9.000% 14 .045 10/31/27 282,725
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 282,725
SOFTWARE & SERVICES - 0 .3%
2,982,434 i Boxer Parent Co, Inc SOFR 12 M + 3.750% 8 .967 10/02/25 2,962,213
322,053 i Camelot Finance S.A. SOFR 12 M + 3.000% 8 .217 10/30/26 321,973

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 824,438 i Camelot US Acquisition SOFR 12 M + 3.000% 8 .217% 10/30/26 $ 824,269
994,885 i Epicor Software Corp SOFR 12 M + 3.250% 8 .467 07/30/27 983,881
839,375 i Informatica LLC LIBOR 12 M + 2.750% 8 .000 10/27/28 839,635
1,994,962 i Instructure Holdings, Inc LIBOR 4 M + 2.750% 7 .852 10/30/28 1,998,713
502,920 i Light & Wonder, Inc SOFR 12 M + 3.000% 8 .248 04/14/29 503,038
4,392 i Magenta Buyer LLC LIBOR 4 M + 4.750% 10 .030 07/27/28 3,321
4,270,747 i NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .202 09/12/29 4,254,753
4,378,000 i Open Text Corp SOFR 12 M + 3.500% 8 .702 01/31/30 4,402,626
466,688 i RealPage, Inc SOFR 12 M + 3.000% 8 .217 04/24/28 457,179
680 i Rocket Software, Inc SOFR 12 M + 4.250% 9 .467 11/28/25 674
2,008,840 i SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .452 03/22/29 2,005,495
3,027,709 i SS&C Technologies, Inc CME Term SOFR 12 Month +
2.250%
7 .452 03/22/29 3,022,668
1,989,899 i UKG, Inc SOFR 4 M + 3.250% 8 .271 05/04/26 1,955,902
TOTAL SOFTWARE & SERVICES 24,536,340
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
264,463 i Ingram Micro, Inc LIBOR 4 M + 3.500% 9 .038 06/30/28 263,969
605,688 i MLN US Holdco LLC LIBOR 6 M + 4.500% 4 .500 11/30/25 145,365
379,683 i MLN US Holdco LLC 5 .082 10/18/27 190,791
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 600,125
TELECOMMUNICATION SERVICES - 0 .0%
139,626 i Avaya, Inc SOFR 4 M + 8.500% 13 .544 08/01/28 120,916
467,251 i CommScope, Inc SOFR 12 M + 3.250% 8 .467 04/06/26 448,619
964,093 i SFR Group S.A. LIBOR 4 M + 3.688% 8 .948 01/31/26 912,274
623,553 i Zayo Group Holdings, Inc SOFR 12 M + 3.000% 8 .217 03/09/27 491,671
TOTAL TELECOMMUNICATION SERVICES 1,973,480
TRANSPORTATION - 0 .1%
248,125 i Air Canada LIBOR 4 M + 3.500% 8 .839 08/11/28 248,458
750,000 i American Airlines, Inc LIBOR 4 M + 4.750% 10 .000 04/20/28 767,010
308,380 i Avis Budget Car Rental LLC SOFR 12 M + 1.750% 6 .967 08/06/27 305,103
374,300 i CHG Healthcare Services, Inc LIBOR 12 M + 3.250% 8 .443 09/29/28 372,943
985,000 i Gulf Finance LLC SOFR 12 M + 6.750% 11 .996 08/25/26 960,513
2,000,000 h,i Kestrel Bidco, Inc SOFR 4 M + 3.000% 8 .251 12/11/26 1,945,140
440,000 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 10 .764 06/21/27 457,875
247,500 i SkyMiles IP Ltd SOFR 4 M + 3.750% 8 .798 10/20/27 257,400
642,032 i XPO, Inc CME Term SOFR 1 Month +
2.000%
0 .000 05/24/28 645,072
TOTAL TRANSPORTATION 5,959,514
UTILITIES - 0 .1%
998,344 h,i BroadStreet Partners, Inc SOFR 12 M + 2.750% 7 .967 01/27/27 987,478
354,197 i BroadStreet Partners, Inc SOFR 12 M + 2.750% 7 .967 01/27/27 351,541
1,500,000 i BroadStreet Partners, Inc SOFR 12 M + 4.000% 9 .160 01/27/29 1,494,375
909,562 i Calpine Corp LIBOR 12 M + 2.500% 7 .700 12/16/27 910,058
656,860 i Covanta Holding Corp SOFR 12 M + 2.500% 7 .602 11/30/28 652,120
49,826 i Covanta Holding Corp CME Term SOFR 12 Month +
2.500%
7 .602 11/30/28 49,466
1,460,200 i First Eagle Holdings, Inc LIBOR 4 M + 2.500% 8 .038 02/01/27 1,440,487
1,923,559 i Gopher Resource LLC LIBOR 4 M + 3.250% 8 .981 03/06/25 1,591,745
1,048,174 i Samsonite IP Holdings Sarl SOFR 1 M + 2.750% 7 .826 06/21/30 1,052,765
213,000 h,i Talen Energy Supply LLC SOFR 1 M + 4.500% 4 .500 05/17/30 212,690
262,000 h,i Talen Energy Supply LLC SOFR 1 M + 4.500% 9 .590 05/17/30 261,619
1,010,179 i Utz Quality Foods LLC SOFR 12 M + 3.000% 8 .217 01/20/28 1,009,967
889,789 i Vistra Operations Co LLC LIBOR 12 M + 1.750% 6 .943 12/31/25 888,676
TOTAL UTILITIES 10,902,987
TOTAL BANK LOAN OBLIGATIONS 163,282,026
(Cost $167,050,680)

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
CORPORATE BONDS - 35 .6%
AUTOMOBILES & COMPONENTS - 1 .1%
$ 4,500,000 g Adient Global Holdings Ltd 4 .875% 08/15/26 $ 4,274,801
2,060,000 g Clarios Global LP 6 .750 05/15/28 2,052,795
225,000 Dana, Inc 5 .375 11/15/27 213,133
225,000 e Dana, Inc 5 .625 06/15/28 211,481
325,000 Dana, Inc 4 .250 09/01/30 270,574
1,755,000 Ford Motor Co 3 .250 02/12/32 1,380,631
2,635,000 e Ford Motor Co 6 .100 08/19/32 2,553,726
5,000,000 Ford Motor Credit Co LLC 3 .664 09/08/24 4,831,629
7,075,000 Ford Motor Credit Co LLC 6 .950 03/06/26 7,112,490
7,920,000 Ford Motor Credit Co LLC 7 .350 03/06/30 8,088,237
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,196,417
2,000,000 Ford Motor Credit Co LLC 3 .625 06/17/31 1,639,250
4,900,000 e,g Gates Global LLC 6 .250 01/15/26 4,821,621
4,150,000 General Motors Co 6 .125 10/01/25 4,178,347
2,100,000 General Motors Co 5 .400 10/15/29 2,047,610
10,050,000 General Motors Co 5 .200 04/01/45 8,572,878
4,390,000 General Motors Financial Co, Inc 2 .750 06/20/25 4,135,484
1,400,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,402,449
10,900,000 General Motors Financial Co, Inc 5 .000 04/09/27 10,607,009
3,550,000 General Motors Financial Co, Inc 5 .850 04/06/30 3,518,985
9,850,000 General Motors Financial Co, Inc 2 .700 06/10/31 7,856,368
3,450,000 General Motors Financial Co, Inc 5 .700 N/A‡ 3,028,560
2,000,000 General Motors Financial Co, Inc 5 .750 N/A‡ 1,627,500
2,000,000 e Goodyear Tire & Rubber Co 5 .000 07/15/29 1,803,473
5,000,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 4,391,683
3,000,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 2,809,721
2,000,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 1,845,180
500,000 g,o IHO Verwaltungs GmbH 6 .375 05/15/29 463,387
1,665,000 g Kia Corp 2 .375 02/14/25 1,578,080
1,750,000 Magna International, Inc 3 .625 06/15/24 1,715,065
2,000,000 e,g Nemak SAB de C.V. 3 .625 06/28/31 1,560,079
2,575,000 g Volkswagen Group of America Finance LLC 1 .625 11/24/27 2,202,246
750,000 g ZF North America Capital, Inc 6 .875 04/14/28 759,513
TOTAL AUTOMOBILES & COMPONENTS 104,750,402
BANKS - 8 .1%
1,525,000 g Access Bank plc 6 .125 09/21/26 1,279,627
2,000,000 e,g Akbank T.A.S. 6 .800 02/06/26 1,905,600
1,500,000 g Akbank T.A.S. 6 .800 06/22/31 1,361,433
2,995,000 g Australia & New Zealand Banking Group Ltd 2 .950 07/22/30 2,743,630
5,000,000 g Australia & New Zealand Banking Group Ltd 6 .750 N/A‡ 4,889,342
3,000,000 e Banco Bilbao Vizcaya Argentaria S.A. 6 .500 N/A‡ 2,813,100
2,100,000 g Banco de Credito del Peru 2 .700 01/11/25 2,006,379
1,012,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 838,373
1,725,000 g Banco Industrial S.A. 4 .875 01/29/31 1,581,620
3,300,000 g Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 3,030,720
1,725,000 g Banco Nacional de Comercio Exterior SNC 2 .720 08/11/31 1,446,844
4,000,000 Banco Santander S.A. 5 .294 08/18/27 3,921,534
4,200,000 Banco Santander S.A. 3 .800 02/23/28 3,859,643
5,400,000 Banco Santander S.A. 4 .750 N/A‡ 4,132,237
2,000,000 Banco Santander S.A. 7 .500 N/A‡ 1,905,952
1,825,000 Bancolombia S.A. 4 .625 12/18/29 1,553,531
2,500,000 g Banistmo S.A. 4 .250 07/31/27 2,313,837
4,000,000 g Bank Hapoalim BM 3 .255 01/21/32 3,422,608
8,000,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 7,147,520

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 32,525,000 Bank of America Corp 0 .810% 10/24/24 $ 31,984,079
10,000,000 Bank of America Corp 4 .000 01/22/25 9,724,939
1,000,000 Bank of America Corp 4 .450 03/03/26 971,927
23,880,000 Bank of America Corp 2 .592 04/29/31 20,048,135
9,300,000 Bank of America Corp 2 .572 10/20/32 7,574,854
23,300,000 Bank of America Corp 2 .972 02/04/33 19,423,490
76,000,000 Bank of America Corp 5 .288 04/25/34 75,293,673
7,200,000 Bank of America Corp 3 .846 03/08/37 6,156,895
8,925,000 Bank of America Corp 2 .676 06/19/41 6,266,633
1,150,000 Bank of America Corp 4 .375 N/A‡ 980,663
14,700,000 Bank of America Corp 6 .100 N/A‡ 14,575,050
5,000,000 Bank of America Corp 6 .250 N/A‡ 4,937,500
7,000,000 Barclays plc 3 .932 05/07/25 6,840,862
600,000 Barclays plc 2 .279 11/24/27 527,797
4,700,000 Barclays plc 3 .330 11/24/42 3,299,322
6,200,000 Barclays plc 6 .125 N/A‡ 5,434,300
6,500,000 Barclays PLC 8 .000 N/A‡ 6,141,850
5,550,000 g BNP Paribas S.A. 2 .819 11/19/25 5,291,874
5,895,000 g BNP Paribas S.A. 1 .904 09/30/28 5,020,791
2,800,000 g BNP Paribas S.A. 2 .588 08/12/35 2,146,342
16,225,000 g BNP Paribas S.A. 7 .750 N/A‡ 15,704,178
7,906,000 g BNP Paribas S.A. 7 .375 N/A‡ 7,665,446
4,025,000 Citigroup, Inc 3 .200 10/21/26 3,767,573
2,200,000 Citigroup, Inc 4 .300 11/20/26 2,105,546
5,975,000 Citigroup, Inc 4 .450 09/29/27 5,705,099
20,000,000 Citigroup, Inc 2 .572 06/03/31 16,686,329
12,750,000 Citigroup, Inc 4 .910 05/24/33 12,337,603
21,500,000 Citigroup, Inc 6 .270 11/17/33 22,820,469
4,300,000 Citigroup, Inc 6 .174 05/25/34 4,337,463
3,000,000 Citigroup, Inc 5 .950 N/A‡ 2,877,084
2,000,000 Citigroup, Inc 6 .300 N/A‡ 1,945,000
4,900,000 Citigroup, Inc 6 .250 N/A‡ 4,821,747
7,500,000 Citigroup, Inc 4 .000 N/A‡ 6,403,125
6,315,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 5,774,729
4,175,000 Cooperatieve Rabobank UA 3 .750 07/21/26 3,897,854
12,000,000 g Credit Agricole S.A. 8 .125 N/A‡ 12,017,952
1,525,000 g DBS Group Holdings Ltd 4 .520 12/11/28 1,513,760
3,150,000 g Development Bank of Kazakhstan JSC 2 .950 05/06/31 2,488,500
4,200,000 Discover Bank 2 .450 09/12/24 3,977,476
5,400,000 Discover Bank 3 .450 07/27/26 4,970,223
2,275,000 Discover Bank 2 .700 02/06/30 1,835,437
1,675,000 g Grupo Aval Ltd 4 .375 02/04/30 1,314,096
2,160,000 g Hana Bank 3 .500 N/A‡ 1,926,944
4,535,000 HSBC Holdings plc 1 .645 04/18/26 4,177,153
625,000 HSBC Holdings plc 3 .900 05/25/26 595,562
11,915,000 HSBC Holdings plc 4 .292 09/12/26 11,458,774
14,500,000 HSBC Holdings plc 2 .251 11/22/27 12,866,006
1,850,000 HSBC Holdings plc 2 .013 09/22/28 1,585,271
6,800,000 HSBC Holdings plc 7 .390 11/03/28 7,176,605
3,850,000 HSBC Holdings plc 3 .973 05/22/30 3,457,237
2,430,000 HSBC Holdings plc 2 .848 06/04/31 2,015,799
590,000 HSBC Holdings plc 6 .800 06/01/38 595,769
10,000,000 HSBC Holdings plc 8 .000 N/A‡ 9,927,549
360,000 Huntington Bancshares, Inc 4 .000 05/15/25 345,077
2,875,000 g ICICI Bank Ltd 3 .800 12/14/27 2,675,202
8,225,000 g ING Groep NV 1 .400 07/01/26 7,488,590
400,000 ING Groep NV 3 .950 03/29/27 378,802
3,000,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 2,694,372
8,150,000 JPMorgan Chase & Co 2 .301 10/15/25 7,766,228
2,500,000 JPMorgan Chase & Co 3 .200 06/15/26 2,382,147
3,525,000 JPMorgan Chase & Co 4 .323 04/26/28 3,402,454

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 10,905,000 JPMorgan Chase & Co 3 .702% 05/06/30 $ 9,993,654
22,460,000 JPMorgan Chase & Co 1 .953 02/04/32 17,895,894
10,000,000 JPMorgan Chase & Co 4 .912 07/25/33 9,771,735
13,000,000 JPMorgan Chase & Co 5 .350 06/01/34 13,103,603
3,275,000 JPMorgan Chase & Co 2 .525 11/19/41 2,252,763
14,550,000 JPMorgan Chase & Co 3 .157 04/22/42 10,983,788
700,000 JPMorgan Chase & Co 4 .260 02/22/48 603,991
7,380,000 JPMorgan Chase & Co 3 .650 N/A‡ 6,495,507
6,535,000 JPMorgan Chase & Co 5 .000 N/A‡ 6,383,878
13,200,000 JPMorgan Chase & Co 6 .100 N/A‡ 13,169,640
8,100,000 e Lloyds Banking Group plc 6 .750 N/A‡ 7,413,219
9,800,000 Lloyds Banking Group plc 7 .500 N/A‡ 9,164,470
7,150,000 M&T Bank Corp 3 .500 N/A‡ 4,769,092
7,200,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 6,784,947
2,070,000 Mitsubishi UFJ Financial Group, Inc 1 .412 07/17/25 1,895,247
3,000,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,615,760
2,900,000 NatWest Group plc 5 .516 09/30/28 2,842,695
8,000,000 g NBK SPC Ltd 1 .625 09/15/27 7,121,280
3,000,000 g NBK Tier  Financing Ltd 3 .625 N/A‡ 2,594,040
5,470,000 g Nordea Bank Abp 6 .625 N/A‡ 5,157,061
4,720,000 PNC Bank NA 2 .700 10/22/29 3,944,187
1,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 1,472,595
4,105,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 3,027,438
6,000,000 PNC Financial Services Group, Inc 6 .200 N/A‡ 5,592,900
2,500,000 e,i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3 .804 N/A‡ 2,497,496
3,500,000 g Societe Generale S.A. 4 .027 01/21/43 2,334,733
4,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 4,224,480
5,100,000 Toronto-Dominion Bank 4 .285 09/13/24 5,009,022
1,300,000 Toronto-Dominion Bank 3 .625 09/15/31 1,199,421
5,000,000 Truist Bank 3 .689 08/02/24 4,985,609
1,960,000 Truist Bank 2 .250 03/11/30 1,557,239
1,960,000 Truist Financial Corp 1 .200 08/05/25 1,776,091
7,000,000 Truist Financial Corp 4 .950 N/A‡ 6,475,000
4,500,000 Truist Financial Corp 5 .100 N/A‡ 3,892,500
1,500,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,368,930
3,000,000 g Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 2,782,500
1,550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 1,364,403
6,300,000 UniCredit SpA 8 .000 N/A‡ 6,158,628
3,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 2,694,838
1,400,000 g United Overseas Bank Ltd 3 .750 04/15/29 1,371,552
3,700,000 g United Overseas Bank Ltd 2 .000 10/14/31 3,248,581
3,400,000 US Bancorp 4 .839 02/01/34 3,175,693
1,600,000 Wells Fargo & Co 3 .750 01/24/24 1,581,550
3,425,000 Wells Fargo & Co 3 .550 09/29/25 3,282,693
9,300,000 Wells Fargo & Co 3 .526 03/24/28 8,680,150
10,475,000 Wells Fargo & Co 2 .393 06/02/28 9,334,595
8,000,000 Wells Fargo & Co 5 .900 N/A‡ 7,890,000
10,575,000 Wells Fargo & Co 3 .900 N/A‡ 9,310,230
9,500,000 Wells Fargo & Co 5 .875 N/A‡ 9,309,033
3,020,000 Westpac Banking Corp 2 .668 11/15/35 2,317,507
TOTAL BANKS 775,548,594
CAPITAL GOODS - 1 .0%
4,500,000 g AerCap Global Aviation 6 .500 06/15/45 4,349,604
1,354,000 Air Lease Corp 3 .000 02/01/30 1,132,248
3,140,000 Air Lease Corp 3 .125 12/01/30 2,615,709
2,430,000 g Airbus SE 3 .150 04/10/27 2,273,372
650,000 g BAE Systems plc 1 .900 02/15/31 521,889
17,400,000 Boeing Co 2 .196 02/04/26 15,969,863
1,350,000 Boeing Co 3 .250 02/01/28 1,239,364
6,900,000 Boeing Co 2 .950 02/01/30 5,997,233

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAPITAL GOODS—continued
$ 3,700,000 Boeing Co 3 .625% 02/01/31 $ 3,332,441
1,825,000 Boeing Co 3 .250 02/01/35 1,479,762
3,600,000 Boeing Co 5 .705 05/01/40 3,591,025
7,000,000 Boeing Co 5 .805 05/01/50 6,974,456
1,160,000 g Chart Industries, Inc 7 .500 01/01/30 1,183,496
975,000 g Chart Industries, Inc 9 .500 01/01/31 1,034,488
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,662,274
500,000 Ingersoll-Rand Global Holding Co Ltd 3 .750 08/21/28 473,434
3,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 3,532,804
7,145,000 John Deere Capital Corp 2 .000 06/17/31 5,876,851
850,000 Lockheed Martin Corp 1 .850 06/15/30 707,203
5,775,000 Northrop Grumman Corp 3 .250 01/15/28 5,385,645
248,000 Raytheon Technologies Corp 3 .650 08/16/23 247,379
10,675,000 Raytheon Technologies Corp 4 .125 11/16/28 10,281,467
5,600,000 Raytheon Technologies Corp 5 .150 02/27/33 5,676,543
5,000,000 Raytheon Technologies Corp 4 .500 06/01/42 4,602,330
3,000,000 g TSMC Global Ltd 0 .750 09/28/25 2,699,932
2,000,000 g TSMC Global Ltd 1 .000 09/28/27 1,695,240
3,000,000 g TSMC Global Ltd 1 .750 04/23/28 2,583,213
425,000 g WESCO Distribution, Inc 7 .250 06/15/28 433,524
TOTAL CAPITAL GOODS 98,552,789
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
1,655,000 g ADT Corp 4 .875 07/15/32 1,415,025
1,000,000 AECOM 5 .125 03/15/27 967,570
1,395,000 g Albion Financing 1 SARL 6 .125 10/15/26 1,311,300
5,000,000 g Allied Universal Holdco LLC 6 .625 07/15/26 4,744,717
325,000 g ASGN, Inc 4 .625 05/15/28 294,021
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 836,626
370,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 331,426
1,000,000 g Garda World Security Corp 4 .625 02/15/27 915,001
745,000 g Garda World Security Corp 7 .750 02/15/28 739,503
150,000 g GFL Environmental, Inc 4 .250 06/01/25 144,751
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 951,369
125,000 g GFL Environmental, Inc 5 .125 12/15/26 120,598
3,150,000 g GFL Environmental, Inc 3 .500 09/01/28 2,803,451
155,000 g Iron Mountain, Inc 7 .000 02/15/29 155,261
2,125,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 2,085,959
1,300,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,146,569
2,655,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 2,487,208
2,225,000 Republic Services, Inc 2 .900 07/01/26 2,084,961
420,000 g Ritchie Bros Auctioneers, Inc 6 .750 03/15/28 423,326
645,000 g Ritchie Bros Auctioneers, Inc 7 .750 03/15/31 669,140
420,000 Verisk Analytics, Inc 3 .625 05/15/50 308,833
1,235,000 Waste Management, Inc 1 .500 03/15/31 983,629
1,500,000 Waste Management, Inc 2 .500 11/15/50 958,421
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 26,878,665
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
2,670,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 2,369,955
755,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 657,375
3,275,000 AutoZone, Inc 1 .650 01/15/31 2,555,660
2,200,000 Genuine Parts Co 2 .750 02/01/32 1,805,234
550,000 g Group 1 Automotive, Inc 4 .000 08/15/28 484,335
1,645,000 e,g Hanesbrands, Inc 9 .000 02/15/31 1,657,940
4,500,000 g,q JSM Global Sarl 4 .750 10/20/30 780,750
1,000,000 Kohl's Corp 4 .625 05/01/31 695,780
925,000 g L Brands, Inc 6 .625 10/01/30 892,984
800,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 684,593
850,000 g Lithia Motors, Inc 4 .625 12/15/27 793,985
1,950,000 e,g Macy's Retail Holdings LLC 5 .875 04/01/29 1,779,375

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 2,450,000 g Macy's Retail Holdings LLC 6 .125% 03/15/32 $ 2,143,431
4,900,000 g Magic Mergeco, Inc 5 .250 05/01/28 3,958,906
437,000 g Myriad International Holdings BV 4 .850 07/06/27 418,078
4,215,000 O'Reilly Automotive, Inc 3 .550 03/15/26 4,036,283
2,175,000 O'Reilly Automotive, Inc 3 .600 09/01/27 2,058,100
2,100,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,982,748
9,530,000 O'Reilly Automotive, Inc 1 .750 03/15/31 7,499,235
1,425,000 g Prosus NV 4 .193 01/19/32 1,199,984
1,675,000 g Prosus NV 4 .987 01/19/52 1,208,040
4,950,000 g Staples, Inc 7 .500 04/15/26 4,088,269
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 43,751,040
CONSUMER DURABLES & APPAREL - 0 .1%
5,000,000 Lennar Corp 5 .000 06/15/27 4,898,693
219,000 Newell Brands, Inc 4 .875 06/01/25 211,237
1,175,000 Newell Brands, Inc 6 .375 09/15/27 1,125,189
TOTAL CONSUMER DURABLES & APPAREL 6,235,119
CONSUMER SERVICES - 0 .3%
2,000,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 1,861,636
3,285,000 g Churchill Downs, Inc 6 .750 05/01/31 3,248,044
2,300,000 g ENA Master Trust 4 .000 05/19/48 1,720,274
125,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 123,089
2,200,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,834,221
8,800,000 Hyatt Hotels Corp 1 .300 10/01/23 8,719,290
400,000 g International Game Technology plc 4 .125 04/15/26 379,860
540,000 g International Game Technology plc 6 .250 01/15/27 537,975
425,000 e,g Marriott Ownership Resorts, Inc 4 .500 06/15/29 366,803
3,550,000 e McDonald's Corp 4 .600 09/09/32 3,516,250
1,000,000 g NCL Corp Ltd 5 .875 03/15/26 935,564
1,000,000 g NCL Corp Ltd 8 .375 02/01/28 1,044,944
2,335,000 Sands China Ltd 2 .800 03/08/27 2,026,717
1,400,000 Sands China Ltd 5 .900 08/08/28 1,334,460
3,000,000 e,g Transnet SOC Ltd 8 .250 02/06/28 2,913,750
1,175,000 g Wynn Macau Ltd 5 .625 08/26/28 1,025,187
TOTAL CONSUMER SERVICES 31,588,064
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .3%
3,505,000 g Albertsons Cos, Inc 6 .500 02/15/28 3,510,818
3,975,000 Costco Wholesale Corp 1 .600 04/20/30 3,309,247
3,000,000 Kroger Co 3 .875 10/15/46 2,304,235
730,000 SYSCO Corp 3 .750 10/01/25 705,865
3,700,000 SYSCO Corp 3 .150 12/14/51 2,563,338
3,775,000 e Target Corp 4 .400 01/15/33 3,670,102
3,600,000 Walmart, Inc 1 .050 09/17/26 3,214,181
294,000 Walmart, Inc 2 .375 09/24/29 259,882
5,155,000 Walmart, Inc 1 .800 09/22/31 4,280,138
3,900,000 Walmart, Inc 2 .500 09/22/41 2,902,429
5,150,000 Walmart, Inc 4 .500 04/15/53 5,022,657
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 31,742,892
ENERGY - 3 .2%
2,500,000 g Antero Midstream Partners LP 5 .750 01/15/28 2,383,223
1,875,000 g Archrock Partners LP 6 .250 04/01/28 1,760,362
875,000 Cenovus Energy, Inc 2 .650 01/15/32 706,314
3,980,000 Cenovus Energy, Inc 5 .400 06/15/47 3,602,889
4,250,000 Cheniere Energy Partners LP 3 .250 01/31/32 3,496,262
300,000 Chevron USA, Inc 3 .900 11/15/24 294,931
1,440,000 g Civitas Resources, Inc 8 .375 07/01/28 1,456,272
875,000 g Civitas Resources, Inc 8 .750 07/01/31 887,075
2,000,000 g Cosan Ltd 5 .500 09/20/29 1,809,913

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 3,750,000 Diamondback Energy, Inc 3 .125% 03/24/31 $ 3,212,167
2,625,000 Diamondback Energy, Inc 4 .250 03/15/52 2,013,365
1,790,000 g DT Midstream, Inc 4 .125 06/15/29 1,570,860
1,490,000 g DT Midstream, Inc 4 .375 06/15/31 1,283,266
2,500,000 Ecopetrol S.A. 5 .375 06/26/26 2,392,525
1,050,000 Ecopetrol S.A. 6 .875 04/29/30 957,875
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,756,140
2,675,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 2,231,218
6,875,000 Enbridge, Inc 5 .700 03/08/33 6,969,404
1,960,000 Enbridge, Inc 2 .500 08/01/33 1,530,668
10,350,000 Enbridge, Inc 5 .750 07/15/80 9,347,387
2,424,000 g Energean Israel Finance Ltd 4 .875 03/30/26 2,249,375
1,450,000 g,h Energean Israel Finance Ltd 8 .500 09/30/33 1,450,000
8,600,000 Energy Transfer LP 5 .750 02/15/33 8,656,296
2,440,000 Energy Transfer Operating LP 2 .900 05/15/25 2,311,853
2,675,000 Energy Transfer Operating LP 4 .750 01/15/26 2,614,954
1,670,000 Energy Transfer Operating LP 5 .500 06/01/27 1,660,948
8,000,000 Energy Transfer Operating LP 5 .250 04/15/29 7,809,938
1,235,000 Energy Transfer Operating LP 3 .750 05/15/30 1,114,351
4,100,000 Energy Transfer Operating LP 6 .250 04/15/49 4,004,382
4,625,000 Energy Transfer Operating LP 5 .000 05/15/50 3,906,104
500,000 g EnLink Midstream LLC 5 .625 01/15/28 483,842
745,000 g EnLink Midstream LLC 6 .500 09/01/30 744,092
1,250,000 Enterprise Products Operating LLC 3 .700 02/15/26 1,205,174
3,707,000 Enterprise Products Operating LLC 3 .125 07/31/29 3,321,634
900,000 Enterprise Products Operating LLC 2 .800 01/31/30 787,930
1,425,000 Enterprise Products Operating LLC 4 .250 02/15/48 1,207,083
2,300,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,922,276
7,350,000 Enterprise Products Operating LLC 3 .700 01/31/51 5,623,004
4,575,000 Enterprise Products Operating LLC 3 .200 02/15/52 3,213,298
6,575,000 Enterprise Products Operating LLC 3 .300 02/15/53 4,691,643
276,000 g EQM Midstream Partners LP 6 .000 07/01/25 272,953
1,200,000 g EQM Midstream Partners LP 6 .500 07/01/27 1,183,525
1,900,000 g EQM Midstream Partners LP 4 .500 01/15/29 1,694,597
850,000 g EQT Corp 3 .125 05/15/26 781,498
2,661,300 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,258,549
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,218,911
1,100,000 Genesis Energy LP 6 .500 10/01/25 1,083,274
3,000,000 Genesis Energy LP 8 .000 01/15/27 2,925,304
1,450,000 g Hilcorp Energy I LP 5 .750 02/01/29 1,312,958
1,450,000 g Hilcorp Energy I LP 6 .000 02/01/31 1,292,497
475,000 g Holly Energy Partners LP 6 .375 04/15/27 469,216
1,200,000 g KazMunayGas National Co JSC 5 .375 04/24/30 1,113,040
3,500,000 g KazMunayGas National Co JSC 3 .500 04/14/33 2,709,784
3,700,000 Kinder Morgan Energy Partners LP 5 .800 03/15/35 3,650,421
1,250,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 1,108,210
1,325,000 g Kosmos Energy Ltd 7 .750 05/01/27 1,132,947
1,525,000 g Leviathan Bond Ltd 6 .125 06/30/25 1,485,518
5,000,000 Marathon Petroleum Corp 4 .700 05/01/25 4,905,669
13,040,000 Marathon Petroleum Corp 3 .800 04/01/28 12,138,189
1,000,000 Marathon Petroleum Corp 4 .750 09/15/44 836,354
2,750,000 Marathon Petroleum Corp 5 .000 09/15/54 2,267,734
5,000,000 g MEG Energy Corp 5 .875 02/01/29 4,702,078
4,475,000 MPLX LP 1 .750 03/01/26 4,062,057
16,235,000 MPLX LP 2 .650 08/15/30 13,583,045
2,935,000 MPLX LP 4 .700 04/15/48 2,408,957
642,000 Murphy Oil Corp 5 .875 12/01/27 623,693
1,200,000 q NAK Naftogaz Ukraine via Kondor Finance plc 7 .375 07/19/24 678,000
7,735,000 g Northern Natural Gas Co 3 .400 10/16/51 5,266,315
325,000 e Occidental Petroleum Corp 5 .500 12/01/25 320,863
475,000 Occidental Petroleum Corp 5 .550 03/15/26 468,944

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 5,000,000 Occidental Petroleum Corp 3 .500% 08/15/29 $ 4,294,950
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,059,100
1,450,000 g Oleoducto Central S.A. 4 .000 07/14/27 1,270,259
3,414,000 ONEOK, Inc 4 .350 03/15/29 3,174,532
7,750,000 ONEOK, Inc 4 .500 03/15/50 5,916,716
2,000,000 g Parkland Corp 4 .500 10/01/29 1,735,000
1,260,000 g Parkland Corp 4 .625 05/01/30 1,092,489
6,200,000 g Pertamina Persero PT 1 .400 02/09/26 5,598,077
850,000 e,g Pertamina Persero PT 3 .650 07/30/29 784,287
1,667,000 e Petrobras Global Finance BV 5 .999 01/27/28 1,664,241
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,107,288
767,000 g Petroleos del Peru S.A. 4 .750 06/19/32 586,507
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 1,972,487
6,244,000 Petroleos Mexicanos 6 .700 02/16/32 4,747,653
3,000,000 Petroleos Mexicanos 7 .690 01/23/50 2,033,502
2,950,000 g Petronas Energy Canada Ltd 2 .112 03/23/28 2,620,255
15,790,000 Phillips 66 2 .150 12/15/30 12,884,457
2,400,000 Phillips 66 3 .300 03/15/52 1,645,249
860,000 Phillips 66 Co 3 .150 12/15/29 750,333
775,000 Phillips 66 Co 4 .680 02/15/45 660,903
3,000,000 g Qatar Petroleum 2 .250 07/12/31 2,513,916
654,000 Regency Energy Partners LP 4 .500 11/01/23 651,337
1,150,000 g S.A. Global Sukuk Ltd 0 .946 06/17/24 1,094,299
8,670,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 8,740,973
6,365,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 6,050,329
1,825,000 g Santos Finance Ltd 3 .649 04/29/31 1,515,094
3,175,000 g Saudi Arabian Oil Co 2 .250 11/24/30 2,641,244
1,365,000 Shell International Finance BV 3 .125 11/07/49 992,256
1,975,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,849,386
450,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 396,618
1,150,000 Sunoco LP 4 .500 05/15/29 1,020,269
2,525,000 Targa Resources Corp 4 .200 02/01/33 2,234,974
300,000 Targa Resources Partners LP 6 .500 07/15/27 297,827
4,000,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 3,258,400
1,450,000 Total Capital International S.A. 2 .986 06/29/41 1,103,845
5,550,000 Total Capital International S.A. 3 .127 05/29/50 4,030,469
7,835,000 TransCanada Trust 5 .500 09/15/79 6,720,471
1,110,000 g Transocean, Inc 8 .750 02/15/30 1,126,650
834,000 g Tullow Oil plc 10 .250 05/15/26 633,832
2,260,000 USA Compression Partners LP 6 .875 04/01/26 2,213,883
500,000 USA Compression Partners LP 6 .875 09/01/27 477,447
2,205,000 g Venture Global LNG, Inc 8 .125 06/01/28 2,239,475
7,050,000 Williams Cos, Inc 2 .600 03/15/31 5,842,787
5,550,000 Williams Cos, Inc 5 .650 03/15/33 5,623,538
TOTAL ENERGY 307,462,997
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .1%
5,370,000 American Tower Corp 1 .500 01/31/28 4,505,140
2,000,000 Camden Property Trust 4 .250 01/15/24 1,981,186
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 6,486,326
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .8%
6,850,000 Agree LP 2 .000 06/15/28 5,699,949
5,450,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 5,214,402
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 426,458
675,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 628,957
2,775,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 2,685,802
1,900,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 1,388,478
2,700,000 American Tower Corp 2 .950 01/15/25 2,582,153
600,000 American Tower Corp 3 .375 10/15/26 559,885
1,200,000 American Tower Corp 3 .600 01/15/28 1,104,827

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 5,800,000 American Tower Corp 3 .800% 08/15/29 $ 5,291,248
6,950,000 American Tower Corp 2 .900 01/15/30 5,994,380
1,375,000 American Tower Corp 2 .100 06/15/30 1,110,346
890,000 American Tower Corp 1 .875 10/15/30 702,247
1,125,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,079,487
2,225,000 Brixmor Operating Partnership LP 3 .850 02/01/25 2,127,958
8,206,000 Brixmor Operating Partnership LP 2 .250 04/01/28 6,893,204
400,000 Crown Castle International Corp 3 .650 09/01/27 373,865
7,625,000 Crown Castle International Corp 2 .250 01/15/31 6,214,683
3,130,000 Crown Castle International Corp 2 .100 04/01/31 2,503,411
2,900,000 CubeSmart LP 2 .250 12/15/28 2,443,714
1,474,000 CubeSmart LP 2 .000 02/15/31 1,152,606
1,525,000 e Digital Realty Trust LP 3 .600 07/01/29 1,354,529
7,735,000 Essential Properties LP 2 .950 07/15/31 5,796,637
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,908,623
3,200,000 Essex Portfolio LP 3 .000 01/15/30 2,735,355
1,225,000 Federal Realty Investment Trust 1 .250 02/15/26 1,093,690
1,675,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,589,002
3,000,000 Healthcare Realty Holdings LP 3 .625 01/15/28 2,654,408
1,660,000 Healthcare Realty Holdings LP 2 .400 03/15/30 1,313,676
925,000 Healthcare Realty Holdings LP 2 .050 03/15/31 693,296
4,125,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 3,795,086
6,765,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 5,794,780
7,500,000 Highwoods Realty LP 3 .875 03/01/27 6,736,759
1,025,000 Highwoods Realty LP 4 .125 03/15/28 896,334
1,350,000 Highwoods Realty LP 4 .200 04/15/29 1,136,578
8,010,000 Highwoods Realty LP 3 .050 02/15/30 6,217,103
2,085,000 Highwoods Realty LP 2 .600 02/01/31 1,527,956
2,275,000 Life Storage LP 2 .400 10/15/31 1,802,284
1,200,000 Mid-America Apartments LP 4 .300 10/15/23 1,193,407
1,200,000 Mid-America Apartments LP 3 .750 06/15/24 1,176,483
1,050,000 Mid-America Apartments LP 4 .000 11/15/25 1,015,772
7,350,000 Mid-America Apartments LP 2 .750 03/15/30 6,367,503
6,200,000 Mid-America Apartments LP 1 .700 02/15/31 4,893,925
1,700,000 Mid-America Apartments LP 2 .875 09/15/51 1,093,204
625,000 National Retail Properties, Inc 4 .000 11/15/25 594,303
1,850,000 National Retail Properties, Inc 3 .600 12/15/26 1,719,618
1,075,000 ProLogis LP 2 .875 11/15/29 940,895
1,100,000 Regency Centers LP 3 .900 11/01/25 1,036,946
950,000 Regency Centers LP 3 .600 02/01/27 892,944
5,885,000 Regency Centers LP 2 .950 09/15/29 5,043,964
4,425,000 Retail Properties of America, Inc 4 .750 09/15/30 3,977,349
17,050,000 g SBA Tower Trust 2 .836 01/15/25 16,189,221
8,398,000 g SBA Tower Trust 1 .884 01/15/26 7,543,551
7,500,000 g SBA Tower Trust 1 .631 11/15/26 6,469,150
646,000 SITE Centers Corp 3 .625 02/01/25 607,915
2,000,000 SITE Centers Corp 4 .250 02/01/26 1,873,234
2,833,000 SITE Centers Corp 4 .700 06/01/27 2,590,779
475,000 Weingarten Realty Investors 4 .450 01/15/24 471,327
1,025,000 Weingarten Realty Investors 3 .850 06/01/25 971,991
700,000 Weingarten Realty Investors 3 .250 08/15/26 647,545
1,075,000 Weyerhaeuser Co 4 .000 03/09/52 857,875
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 174,393,057
FINANCIAL SERVICES - 2 .5%
4,900,000 AerCap Ireland Capital DAC 3 .500 01/15/25 4,691,299
9,050,000 AerCap Ireland Capital DAC 1 .750 01/30/26 8,123,348
5,000,000 AerCap Ireland Capital DAC 3 .875 01/23/28 4,596,869
10,075,000 AerCap Ireland Capital DAC 3 .000 10/29/28 8,711,376
2,050,000 AerCap Ireland Capital DAC 3 .300 01/30/32 1,677,102
1,250,000 AerCap Ireland Capital DAC 3 .850 10/29/41 949,519

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,250,000 American Express Co 3 .700% 08/03/23 $ 1,250,000
2,000,000 American Express Co 2 .550 03/04/27 1,820,819
1,500,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 1,277,230
2,000,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 1,820,209
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,116,058
5,705,000 Bank of New York Mellon Corp 4 .700 N/A‡ 5,540,981
455,000 g BBVA Bancomer S.A. 5 .350 11/12/29 437,374
3,350,000 g BBVA Bancomer S.A. 5 .125 01/18/33 2,906,922
2,490,000 Capital One Financial Corp 3 .750 03/09/27 2,319,267
5,490,000 e Capital One Financial Corp 3 .950 N/A‡ 4,076,325
10,800,000 Charles Schwab Corp 5 .375 N/A‡ 10,321,776
600,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 525,911
8,325,000 g Credit Suisse Group AG. 2 .193 06/05/26 7,633,764
4,950,000 g Credit Suisse Group AG. 1 .305 02/02/27 4,325,723
4,600,000 g Credit Suisse Group AG. 6 .442 08/11/28 4,617,015
4,050,000 Deutsche Bank AG. 5 .371 09/09/27 3,982,347
3,750,000 Deutsche Bank AG. 2 .311 11/16/27 3,222,515
6,400,000 Deutsche Bank AG. 6 .000 N/A‡ 5,106,560
5,330,000 Fiserv, Inc 3 .500 07/01/29 4,864,881
11,270,000 Goldman Sachs Group, Inc 3 .625 02/20/24 11,104,952
5,277,000 Goldman Sachs Group, Inc 3 .500 04/01/25 5,069,034
5,875,000 Goldman Sachs Group, Inc 1 .093 12/09/26 5,235,424
5,600,000 Goldman Sachs Group, Inc 4 .482 08/23/28 5,414,170
7,410,000 Goldman Sachs Group, Inc 1 .992 01/27/32 5,833,335
7,300,000 Goldman Sachs Group, Inc 2 .615 04/22/32 5,986,870
360,000 Goldman Sachs Group, Inc 6 .750 10/01/37 387,196
1,900,000 Goldman Sachs Group, Inc 4 .411 04/23/39 1,657,968
4,875,000 Goldman Sachs Group, Inc 3 .210 04/22/42 3,601,742
725,000 Goldman Sachs Group, Inc 3 .436 02/24/43 551,481
500,000 Icahn Enterprises LP 4 .750 09/15/24 477,733
925,000 Icahn Enterprises LP 5 .250 05/15/27 797,720
3,800,000 Icahn Enterprises LP 4 .375 02/01/29 2,985,660
1,100,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 962,886
7,400,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 6,121,648
11,000,000 ING GROEP NV 6 .500 N/A‡ 10,265,200
475,000 Legg Mason, Inc 3 .950 07/15/24 463,714
3,425,000 g LPL Holdings, Inc 4 .000 03/15/29 3,004,816
2,500,000 g Minejesa Capital BV 5 .625 08/10/37 1,956,243
1,040,000 Morgan Stanley 4 .000 07/23/25 1,009,718
4,444,000 Morgan Stanley 2 .188 04/28/26 4,171,618
11,950,000 Morgan Stanley 3 .125 07/27/26 11,190,504
2,720,000 Morgan Stanley 0 .985 12/10/26 2,425,169
685,000 Morgan Stanley 3 .950 04/23/27 648,580
9,875,000 Morgan Stanley 1 .512 07/20/27 8,748,933
15,750,000 Morgan Stanley 5 .250 04/21/34 15,552,309
5,000,000 Navient Corp 5 .000 03/15/27 4,473,111
2,000,000 Northern Trust Corp 4 .600 N/A‡ 1,762,538
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,153,929
5,000,000 OneMain Finance Corp 4 .000 09/15/30 3,850,000
2,975,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,649,343
2,000,000 g Rocket Mortgage LLC 4 .000 10/15/33 1,564,480
2,070,000 g Societe Generale S.A. 1 .375 07/08/25 1,877,186
550,000 Springleaf Finance Corp 5 .375 11/15/29 467,581
550,000 State Street Corp 3 .300 12/16/24 530,774
1,650,000 UBS Group AG. 3 .750 03/26/25 1,578,884
3,500,000 g UBS Group AG. 3 .179 02/11/43 2,429,343
580,000 Visa, Inc 3 .150 12/14/25 555,948
3,400,000 Visa, Inc 2 .700 04/15/40 2,611,831
650,000 Voya Financial, Inc 5 .700 07/15/43 623,334
TOTAL FINANCIAL SERVICES 238,668,095

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO - 1 .3%
$ 3,100,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375% 06/29/28 $ 2,496,189
16,500,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 15,981,353
6,875,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 6,686,726
8,910,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 8,516,096
10,260,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 10,215,434
6,250,000 BAT Capital Corp 2 .259 03/25/28 5,356,351
6,075,000 BAT Capital Corp 4 .906 04/02/30 5,742,527
12,520,000 BAT Capital Corp 2 .726 03/25/31 9,971,955
7,200,000 BAT International Finance plc 4 .448 03/16/28 6,796,147
1,775,000 g BRF S.A. 4 .875 01/24/30 1,443,962
3,250,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,770,657
3,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 2,666,963
750,000 Constellation Brands, Inc 4 .400 11/15/25 734,458
2,775,000 Constellation Brands, Inc 3 .700 12/06/26 2,639,785
1,150,000 Constellation Brands, Inc 3 .150 08/01/29 1,036,570
4,540,000 Constellation Brands, Inc 2 .875 05/01/30 3,938,326
13,700,000 Constellation Brands, Inc 2 .250 08/01/31 11,195,347
2,750,000 Diageo Capital plc 2 .125 10/24/24 2,630,157
2,320,000 Diageo Capital plc 1 .375 09/29/25 2,133,996
4,075,000 Diageo Capital plc 2 .375 10/24/29 3,531,925
1,950,000 Diageo Capital plc 2 .000 04/29/30 1,643,285
1,875,000 g Embotelladora Andina S.A. 3 .950 01/21/50 1,453,125
2,000,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,801,710
1,500,000 g NBM US Holdings, Inc 6 .625 08/06/29 1,373,497
5,500,000 g Primo Water Holdings, Inc 4 .375 04/30/29 4,712,675
3,250,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 3,099,700
6,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 5,661,634
TOTAL FOOD, BEVERAGE & TOBACCO 126,230,550
HEALTH CARE EQUIPMENT & SERVICES - 1 .5%
1,200,000 Abbott Laboratories 5 .300 05/27/40 1,256,157
980,000 Advocate Health & Hospitals Corp 3 .008 06/15/50 670,607
9,160,000 Anthem, Inc 2 .250 05/15/30 7,673,048
2,100,000 Boston Scientific Corp 2 .650 06/01/30 1,829,667
1,640,000 Centene Corp 2 .450 07/15/28 1,401,800
8,310,000 Centene Corp 3 .000 10/15/30 6,924,698
6,250,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 4,923,295
2,550,000 Cigna Corp 3 .200 03/15/40 1,960,258
495,000 CVS Health Corp 3 .875 07/20/25 481,087
8,250,000 CVS Health Corp 3 .750 04/01/30 7,567,536
27,225,000 CVS Health Corp 1 .750 08/21/30 21,723,746
9,180,000 CVS Health Corp 1 .875 02/28/31 7,291,231
2,250,000 CVS Health Corp 4 .780 03/25/38 2,076,461
3,635,000 CVS Health Corp 2 .700 08/21/40 2,537,348
10,250,000 CVS Health Corp 5 .050 03/25/48 9,447,863
1,900,000 CVS Health Corp 4 .250 04/01/50 1,573,829
1,000,000 g DaVita, Inc 4 .625 06/01/30 858,478
2,625,000 Elevance Health, Inc 5 .125 02/15/53 2,545,540
1,000,000 HCA, Inc 5 .375 02/01/25 991,233
2,815,000 HCA, Inc 5 .625 09/01/28 2,817,152
5,000,000 HCA, Inc 3 .500 09/01/30 4,382,748
3,475,000 g HCA, Inc 3 .625 03/15/32 3,016,329
1,900,000 HCA, Inc 5 .500 06/15/47 1,789,591
4,600,000 g HCA, Inc 4 .625 03/15/52 3,780,035
3,500,000 g Hologic, Inc 3 .250 02/15/29 3,062,165
1,875,000 Humana, Inc 3 .950 03/15/27 1,791,747
10,100,000 Humana, Inc 2 .150 02/03/32 7,956,375
2,325,000 McKesson Corp 5 .100 07/15/33 2,333,235
1,700,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 1,449,129
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,325,435
225,000 Tenet Healthcare Corp 4 .625 06/15/28 210,147

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 5,400,000 e Tenet Healthcare Corp 6 .125% 10/01/28 $ 5,198,580
2,500,000 Tenet Healthcare Corp 4 .250 06/01/29 2,258,568
3,200,000 Tenet Healthcare Corp 4 .375 01/15/30 2,887,665
1,525,000 UnitedHealth Group, Inc 2 .950 10/15/27 1,415,083
3,700,000 UnitedHealth Group, Inc 2 .000 05/15/30 3,113,696
6,185,000 UnitedHealth Group, Inc 2 .300 05/15/31 5,229,738
1,375,000 UnitedHealth Group, Inc 3 .750 10/15/47 1,131,662
TOTAL HEALTH CARE EQUIPMENT & SERVICES 139,882,962
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
1,425,000 Church & Dwight Co, Inc 2 .300 12/15/31 1,175,248
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 1,175,248
INSURANCE - 1 .2%
2,550,000 g Acrisure LLC 4 .250 02/15/29 2,201,149
285,000 Aetna, Inc 6 .625 06/15/36 313,136
131,000 Aflac, Inc 6 .450 08/15/40 137,336
3,000,000 g AIA Group Ltd 3 .600 04/09/29 2,776,670
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 740,349
4,360,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,323,979
325,000 g AmWINS Group, Inc 4 .875 06/30/29 293,470
11,160,000 Aon Corp 2 .800 05/15/30 9,659,174
1,450,000 Aon Corp 5 .350 02/28/33 1,460,564
2,790,000 Aon plc 3 .500 06/14/24 2,729,154
4,500,000 AXIS Specialty Finance LLC 4 .900 01/15/40 3,587,303
825,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 726,012
9,950,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 6,923,974
1,500,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 1,239,994
1,100,000 CNA Financial Corp 3 .950 05/15/24 1,081,316
925,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 841,499
870,000 g Equitable Financial Life Global Funding 1 .800 03/08/28 733,722
2,300,000 g Five Corners Funding Trust 4 .419 11/15/23 2,274,731
8,225,000 g Five Corners Funding Trust II 2 .850 05/15/30 6,986,718
2,500,000 g Hanwha Life Insurance Co Ltd 3 .379 02/04/32 2,237,341
15,431,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 13,283,846
350,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 285,175
1,400,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 908,599
1,450,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 1,060,440
2,900,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 2,731,161
2,850,000 MetLife, Inc 3 .600 04/10/24 2,807,183
600,000 MetLife, Inc 3 .000 03/01/25 579,238
525,000 MetLife, Inc 3 .600 11/13/25 504,330
1,025,000 MetLife, Inc 5 .000 07/15/52 962,496
5,870,000 MetLife, Inc 3 .850 N/A‡ 5,423,763
1,000,000 g NFP Corp 7 .500 10/01/30 968,205
10,175,000 PartnerRe Finance B LLC 4 .500 10/01/50 8,496,125
3,500,000 Principal Financial Group, Inc 2 .125 06/15/30 2,838,734
3,700,000 g Protective Life Global Funding 0 .781 07/05/24 3,520,256
4,000,000 Prudential Financial, Inc 5 .200 03/15/44 3,952,680
2,000,000 Prudential Financial, Inc 3 .905 12/07/47 1,595,692
5,500,000 Prudential Financial, Inc 5 .125 03/01/52 4,965,785
2,220,000 Reinsurance Group of America, Inc 3 .900 05/15/29 2,014,212
11,300,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 10,791,500
365,000 Willis North America, Inc 3 .600 05/15/24 356,130
TOTAL INSURANCE 119,313,141
MATERIALS - 1 .4%
4,375,000 Albemarle Corp 4 .650 06/01/27 4,260,501
1,625,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,452,344
2,000,000 g Alpek SAB de C.V. 3 .250 02/25/31 1,616,200
7,535,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 6,171,930

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 1,425,000 g Anglo American Capital plc 3 .875% 03/16/29 $ 1,294,970
2,300,000 e,g Anglo American Capital plc 2 .625 09/10/30 1,897,228
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,013,783
5,000,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 4,291,836
1,778,000 g Antofagasta plc 2 .375 10/14/30 1,449,206
1,600,000 g Antofagasta plc 5 .625 05/13/32 1,590,242
3,225,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 2,770,171
3,570,000 e Ball Corp 6 .875 03/15/28 3,640,911
1,850,000 Ball Corp 2 .875 08/15/30 1,535,736
370,000 Bemis Co, Inc 3 .100 09/15/26 339,685
2,725,000 Bemis Co, Inc 2 .630 06/19/30 2,266,246
10,105,000 Berry Global, Inc 1 .570 01/15/26 9,112,034
6,100,000 Berry Global, Inc 1 .650 01/15/27 5,261,882
1,500,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 1,357,118
1,325,000 g Celulosa Arauco y Constitucion S.A. 4 .200 01/29/30 1,182,996
1,325,000 g Cemex SAB de C.V. 5 .450 11/19/29 1,277,630
2,000,000 g Cemex SAB de C.V. 3 .875 07/11/31 1,683,809
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,334,852
2,725,000 e,g Constellium SE 3 .750 04/15/29 2,318,313
3,000,000 g Corp Nacional del Cobre de Chile 3 .000 09/30/29 2,634,735
2,000,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,771,132
265,000 DowDuPont, Inc 4 .493 11/15/25 259,527
1,140,000 DowDuPont, Inc 4 .725 11/15/28 1,121,086
2,600,000 g Equate Petrochemical BV 2 .625 04/28/28 2,262,556
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,761,271
800,000 g Freeport Indonesia PT 4 .763 04/14/27 772,132
1,860,000 g Freeport Indonesia PT 5 .315 04/14/32 1,754,141
1,500,000 g Fresnillo plc 4 .250 10/02/50 1,122,750
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,264,169
187,000 International Paper Co 4 .350 08/15/48 157,936
3,000,000 g Inversiones CMPC S.A. 4 .375 04/04/27 2,882,065
4,900,000 g Inversiones CMPC S.A. 3 .000 04/06/31 4,050,483
675,000 g James Hardie International Finance DAC 5 .000 01/15/28 632,415
1,785,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 1,773,413
710,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 648,766
2,000,000 g Mineral Resources Ltd 8 .000 11/01/27 1,997,144
3,390,000 Newmont Corp 2 .600 07/15/32 2,769,833
2,900,000 g Nova Chemicals Corp 4 .875 06/01/24 2,833,242
6,350,000 Nutrien Ltd 2 .950 05/13/30 5,512,183
1,920,000 g OCI NV 4 .625 10/15/25 1,830,882
1,600,000 g OCP S.A. 3 .750 06/23/31 1,321,408
2,000,000 Olin Corp 5 .125 09/15/27 1,907,257
2,000,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,792,500
480,000 Packaging Corp of America 3 .650 09/15/24 470,070
375,000 g PolyOne Corp 5 .750 05/15/25 370,448
1,750,000 e Sasol Financing USA LLC 4 .375 09/18/26 1,544,432
670,000 g Sealed Air Corp 6 .125 02/01/28 665,061
2,000,000 g Sociedad Quimica y Minera de Chile S.A. 4 .250 05/07/29 1,902,332
2,500,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 1,765,332
2,950,000 g SunCoke Energy, Inc 4 .875 06/30/29 2,477,578
2,400,000 Suzano Austria GmbH 3 .750 01/15/31 2,048,219
5,000,000 Suzano Austria GmbH 3 .125 01/15/32 4,001,915
4,070,000 g Tronox, Inc 4 .625 03/15/29 3,382,305
3,675,000 g UltraTech Cement Ltd 2 .800 02/16/31 3,017,700
815,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 588,373
1,595,000 g,h Windsor Holdings III LLC 8 .500 06/15/30 1,587,535
2,400,000 WRKCo, Inc 4 .900 03/15/29 2,321,263
3,950,000 e WRKCo, Inc 3 .000 06/15/33 3,212,203
TOTAL MATERIALS 137,307,415

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT - 1 .9%
$ 2,675,000 Activision Blizzard, Inc 3 .400% 09/15/26 $ 2,544,804
1,850,000 Activision Blizzard, Inc 1 .350 09/15/30 1,479,889
4,776,336 g Alfa Desarrollo S.p.A 4 .550 09/27/51 3,504,637
2,000,000 g Altice Financing S.A. 5 .750 08/15/29 1,549,322
3,315,000 g Arches Buyer, Inc 4 .250 06/01/28 2,884,688
2,030,000 Baidu, Inc 1 .625 02/23/27 1,784,093
3,100,000 g BOC Aviation USA Corp 1 .625 04/29/24 2,990,969
1,575,000 e,g Cable Onda S.A. 4 .500 01/30/30 1,338,643
4,900,000 g CCO Holdings LLC 5 .125 05/01/27 4,563,100
2,500,000 g CCO Holdings LLC 4 .500 08/15/30 2,081,728
5,000,000 g CCO Holdings LLC 4 .250 02/01/31 4,044,849
6,300,000 e Charter Communications Operating LLC 4 .400 04/01/33 5,529,860
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,344,487
2,400,000 Charter Communications Operating LLC 5 .125 07/01/49 1,888,136
15,750,000 Charter Communications Operating LLC 4 .800 03/01/50 11,883,355
9,680,000 Charter Communications Operating LLC 3 .700 04/01/51 6,116,587
3,700,000 Comcast Corp 4 .150 10/15/28 3,584,847
15,975,000 e Comcast Corp 1 .500 02/15/31 12,707,192
4,525,000 Comcast Corp 3 .200 07/15/36 3,712,152
1,000,000 Comcast Corp 3 .900 03/01/38 868,845
21,258,000 Comcast Corp 2 .887 11/01/51 14,252,564
10,186,000 Comcast Corp 2 .937 11/01/56 6,633,358
4,100,000 g CSC Holdings LLC 5 .500 04/15/27 3,411,154
5,000,000 g CSC Holdings LLC 3 .375 02/15/31 3,384,452
1,225,000 g CT Trust 5 .125 02/03/32 983,179
985,000 g DIRECTV Holdings LLC 5 .875 08/15/27 892,051
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,142,375
2,375,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,199,754
4,750,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 3,840,896
2,985,000 Grupo Televisa SAB 6 .625 01/15/40 3,096,244
3,300,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 3,088,081
5,300,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 4,751,133
650,000 Lamar Media Corp 3 .750 02/15/28 591,656
2,000,000 Lamar Media Corp 4 .875 01/15/29 1,860,000
1,000,000 Lamar Media Corp 4 .000 02/15/30 874,948
1,675,000 Lamar Media Corp 3 .625 01/15/31 1,411,187
1,275,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,071,365
1,500,000 g Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,484,289
2,512,750 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,258,334
825,000 g News Corp 3 .875 05/15/29 724,190
1,375,000 S&P Global, Inc 4 .250 05/01/29 1,336,298
2,725,000 g Sirius XM Radio, Inc 4 .000 07/15/28 2,367,677
1,575,000 g Sirius XM Radio, Inc 4 .125 07/01/30 1,286,074
250,000 Time Warner Cable LLC 5 .875 11/15/40 220,537
1,275,000 g Univision Communications, Inc 4 .500 05/01/29 1,095,425
3,000,000 g UPC Broadband Finco BV 4 .875 07/15/31 2,469,270
2,000,000 g Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,719,933
3,900,000 g,i Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .768 01/05/27 3,993,210
2,000,000 g VZ Secured Financing BV 5 .000 01/15/32 1,610,733
110,000 Walt Disney Co 7 .625 11/30/28 123,193
85,000 Walt Disney Co 6 .550 03/15/33 94,454
15,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 13,991,494
800,000 Warnermedia Holdings, Inc 4 .054 03/15/29 731,296
11,175,000 Warnermedia Holdings, Inc 5 .050 03/15/42 9,419,042
2,175,000 Warnermedia Holdings, Inc 5 .141 03/15/52 1,770,989
2,325,000 Weibo Corp 3 .375 07/08/30 1,851,024
TOTAL MEDIA & ENTERTAINMENT 180,434,042
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
12,900,000 AbbVie, Inc 3 .800 03/15/25 12,541,633
11,975,000 AbbVie, Inc 4 .050 11/21/39 10,426,179

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 13,775,000 Amgen, Inc 5 .250% 03/02/33 $ 13,792,570
10,400,000 Amgen, Inc 5 .650 03/02/53 10,532,134
2,325,000 AstraZeneca Finance LLC 1 .200 05/28/26 2,097,948
450,000 AstraZeneca Finance LLC 2 .250 05/28/31 379,709
12,675,000 AstraZeneca plc 1 .375 08/06/30 10,198,296
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,390,384
2,040,000 g Avantor Funding, Inc 3 .875 11/01/29 1,786,078
3,150,000 Bristol-Myers Squibb Co 2 .350 11/13/40 2,213,410
3,050,000 Bristol-Myers Squibb Co 3 .550 03/15/42 2,528,829
1,065,000 Danaher Corp 2 .800 12/10/51 734,693
635,000 Gilead Sciences, Inc 4 .000 09/01/36 572,576
1,250,000 Johnson & Johnson 3 .400 01/15/38 1,089,363
2,250,000 Merck & Co, Inc 2 .750 12/10/51 1,551,902
4,075,000 Mylan, Inc 4 .550 04/15/28 3,839,147
2,500,000 g Organon Finance  LLC 4 .125 04/30/28 2,218,827
5,650,000 g Organon Finance  LLC 5 .125 04/30/31 4,661,387
2,275,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 2,266,428
9,075,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 9,435,108
8,700,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 8,803,950
11,155,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 9,270,370
291,000 Teva Pharmaceutical Finance Netherlands III BV 2 .800 07/21/23 290,257
3,500,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 3,136,160
695,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 642,925
2,940,000 Viatris, Inc 1 .650 06/22/25 2,704,884
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 119,105,147
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,106,914
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,103,898
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,210,812
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .4%
3,900,000 g Broadcom, Inc 3 .469 04/15/34 3,199,204
1,718,000 g Broadcom, Inc 3 .187 11/15/36 1,298,384
15,542,000 g Broadcom, Inc 4 .926 05/15/37 14,065,575
260,000 Intel Corp 3 .150 05/11/27 243,733
1,150,000 Intel Corp 3 .734 12/08/47 893,982
4,735,000 NVIDIA Corp 2 .000 06/15/31 3,965,638
1,650,000 g NXP BV 2 .700 05/01/25 1,563,794
2,650,000 NXP BV 3 .875 06/18/26 2,545,459
1,975,000 NXP BV 4 .400 06/01/27 1,909,213
1,200,000 NXP BV 3 .400 05/01/30 1,061,721
2,575,000 NXP BV 3 .125 02/15/42 1,801,379
4,300,000 g SK Hynix, Inc 1 .500 01/19/26 3,810,057
1,100,000 Texas Instruments, Inc 2 .625 05/15/24 1,073,793
1,100,000 Texas Instruments, Inc 4 .150 05/15/48 999,126
4,000,000 Texas Instruments, Inc 5 .000 03/14/53 4,052,354
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 42,483,412
SOFTWARE & SERVICES - 0 .8%
11,405,000 Adobe, Inc 2 .300 02/01/30 10,004,580
265,000 g CA Magnum Holdings 5 .375 10/31/26 237,271
900,000 g Gartner, Inc 3 .750 10/01/30 783,826
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,223,824
19,000,000 Microsoft Corp 2 .400 08/08/26 17,831,377
1,911,000 Microsoft Corp 2 .525 06/01/50 1,321,926
2,270,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,263,609
455,000 g Open Text Corp 6 .900 12/01/27 463,204
2,830,000 g Open Text Corp 3 .875 12/01/29 2,365,491
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 465,742
12,750,000 Oracle Corp 4 .900 02/06/33 12,376,486

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES—continued
$ 5,425,000 Oracle Corp 5 .550% 02/06/53 $ 5,253,262
3,100,000 Roper Technologies, Inc 1 .400 09/15/27 2,672,460
13,155,000 Roper Technologies, Inc 2 .000 06/30/30 10,751,517
5,800,000 salesforce.com, Inc 2 .700 07/15/41 4,261,288
TOTAL SOFTWARE & SERVICES 72,275,863
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
3,000,000 g Ahead DB Holdings LLC 6 .625 05/01/28 2,439,810
3,450,000 Amphenol Corp 2 .800 02/15/30 3,021,065
8,575,000 Apple, Inc 2 .450 08/04/26 8,027,085
19,975,000 Apple, Inc 2 .050 09/11/26 18,406,703
1,100,000 Apple, Inc 4 .650 02/23/46 1,085,196
1,590,000 Apple, Inc 2 .650 02/08/51 1,098,285
1,865,000 Corning, Inc 4 .375 11/15/57 1,510,573
4,415,000 Dell International LLC 5 .300 10/01/29 4,382,811
11,625,000 g Imola Merger Corp 4 .750 05/15/29 10,110,327
6,000,000 g Lenovo Group Ltd 3 .421 11/02/30 5,056,473
975,000 g Sensata Technologies BV 4 .000 04/15/29 868,027
525,000 Tyco Electronics Group S.A. 3 .700 02/15/26 506,395
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 56,512,750
TELECOMMUNICATION SERVICES - 2 .4%
3,075,000 g America Movil SAB de C.V. 5 .375 04/04/32 2,784,971
12,477,000 AT&T, Inc 2 .550 12/01/33 9,800,385
2,300,000 AT&T, Inc 4 .500 05/15/35 2,114,395
9,850,000 AT&T, Inc 3 .500 06/01/41 7,561,691
38,800,000 AT&T, Inc 3 .550 09/15/55 27,162,550
12,174,000 AT&T, Inc 3 .800 12/01/57 8,813,946
2,000,000 g Bharti Airtel Ltd 4 .375 06/10/25 1,944,323
2,750,000 g Bharti Airtel Ltd 3 .250 06/03/31 2,374,885
2,500,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,181,250
3,850,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 3,049,200
2,500,000 g Frontier Communications Holdings LLC 5 .875 10/15/27 2,294,403
1,925,000 g Iliad Holding SASU 6 .500 10/15/26 1,816,859
892,000 g Iliad Holding SASU 7 .000 10/15/28 822,107
1,675,000 g Millicom International Cellular S.A. 4 .500 04/27/31 1,287,405
2,500,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 2,460,525
500,000 Orange S.A. 5 .375 01/13/42 496,353
5,000,000 Telefonica Emisiones SAU 5 .213 03/08/47 4,348,694
2,990,000 Telefonica Emisiones SAU 4 .895 03/06/48 2,495,474
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,385,000
800,000 T-Mobile USA, Inc 2 .250 02/15/26 735,084
23,850,000 T-Mobile USA, Inc 2 .625 02/15/29 20,714,390
19,910,000 T-Mobile USA, Inc 3 .875 04/15/30 18,342,458
5,800,000 T-Mobile USA, Inc 5 .050 07/15/33 5,695,012
1,275,000 T-Mobile USA, Inc 3 .000 02/15/41 932,164
4,545,000 T-Mobile USA, Inc 3 .300 02/15/51 3,188,274
15,000,000 Verizon Communications, Inc 1 .750 01/20/31 11,834,012
71,625,000 Verizon Communications, Inc 2 .550 03/21/31 59,802,077
2,568,000 Verizon Communications, Inc 2 .355 03/15/32 2,065,402
4,915,000 g Vmed O2 UK Financing I plc 4 .750 07/15/31 4,086,815
7,735,000 Vodafone Group plc 4 .375 02/19/43 6,495,719
5,800,000 Vodafone Group plc 4 .250 09/17/50 4,650,287
TOTAL TELECOMMUNICATION SERVICES 224,736,110
TRANSPORTATION - 0 .5%
1,000,000 g Adani Ports & Special Economic Zone Ltd 4 .000 07/30/27 847,029
800,000 g Adani Ports & Special Economic Zone Ltd 4 .200 08/04/27 682,917
2,300,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,609,129
1,450,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,160,889
2,750,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,948,100

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION—continued
$ 6,375,000 Canadian Pacific Railway Co 2 .050% 03/05/30 $ 5,347,615
2,950,000 Canadian Pacific Railway Co 3 .100 12/02/51 2,090,838
1,000,000 CSX Corp 2 .600 11/01/26 924,801
625,000 CSX Corp 3 .250 06/01/27 588,093
700,000 CSX Corp 3 .800 03/01/28 666,294
9,715,000 CSX Corp 4 .250 03/15/29 9,404,256
1,500,000 g DP World Ltd 5 .625 09/25/48 1,398,390
1,950,000 g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,184,625
5,000,000 g Mexico City Airport Trust 5 .500 07/31/47 4,370,227
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,050,844
3,000,000 Southwest Airlines Co 5 .125 06/15/27 2,976,739
5,200,000 Union Pacific Corp 2 .891 04/06/36 4,145,885
1,175,000 Union Pacific Corp 3 .839 03/20/60 934,661
3,940,000 g XPO, Inc 6 .250 06/01/28 3,873,915
TOTAL TRANSPORTATION 47,205,247
UTILITIES - 3 .1%
1,609,625 g Adani Transmission Ltd 4 .250 05/21/36 1,215,099
1,000,000 AEP Transmission Co LLC 3 .100 12/01/26 936,931
1,000,000 AEP Transmission Co LLC 4 .000 12/01/46 838,186
1,740,000 AEP Transmission Co LLC 3 .750 12/01/47 1,388,251
3,080,000 AEP Transmission Co LLC 2 .750 08/15/51 1,985,218
2,925,000 AEP Transmission Co LLC 5 .400 03/15/53 3,006,005
725,000 Alabama Power Co 4 .150 08/15/44 604,243
3,000,000 Alabama Power Co 3 .450 10/01/49 2,193,709
10,350,000 Alabama Power Co 3 .125 07/15/51 7,156,859
3,250,000 Ameren Corp 1 .750 03/15/28 2,783,070
12,000,000 Ameren Illinois Co 4 .950 06/01/33 11,904,671
1,925,000 Ameren Illinois Co 5 .900 12/01/52 2,096,252
1,650,000 American Water Capital Corp 3 .000 12/01/26 1,528,828
3,075,000 American Water Capital Corp 2 .800 05/01/30 2,687,825
10,000,000 American Water Capital Corp 2 .300 06/01/31 8,300,717
1,400,000 American Water Capital Corp 4 .000 12/01/46 1,129,414
1,425,000 American Water Capital Corp 3 .750 09/01/47 1,127,541
675,000 American Water Capital Corp 3 .450 05/01/50 502,904
760,000 e American Water Capital Corp 3 .250 06/01/51 551,990
2,990,000 Atmos Energy Corp 1 .500 01/15/31 2,349,245
375,000 Atmos Energy Corp 4 .125 10/15/44 315,448
2,050,000 Baltimore Gas & Electric Co 3 .750 08/15/47 1,600,615
4,535,000 g Becle SAB de C.V. 2 .500 10/14/31 3,659,065
4,950,000 Berkshire Hathaway Energy Co 3 .250 04/15/28 4,555,906
7,137,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,534,342
1,075,000 Black Hills Corp 4 .250 11/30/23 1,067,495
850,000 Black Hills Corp 3 .150 01/15/27 787,625
760,000 Black Hills Corp 3 .875 10/15/49 560,304
1,200,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 1,037,754
660,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 678,617
1,125,000 CMS Energy Corp 3 .600 11/15/25 1,063,674
2,125,000 g Colbun S.A. 3 .150 01/19/32 1,795,625
3,000,000 g Comision Federal de Electricidad 3 .348 02/09/31 2,363,769
395,000 Commonwealth Edison Co 5 .900 03/15/36 411,710
9,470,000 Commonwealth Edison Co 3 .000 03/01/50 6,528,990
2,750,000 Commonwealth Edison Co 2 .750 09/01/51 1,777,022
817,000 Consumers Energy Co 2 .650 08/15/52 523,505
8,000,000 Consumers Energy Co 4 .200 09/01/52 6,844,913
6,300,000 Dominion Energy, Inc 3 .300 04/15/41 4,677,589
12,000,000 Dominion Energy, Inc 4 .350 N/A‡ 10,081,459
1,500,000 DTE Electric Co 3 .650 03/01/52 1,168,245
1,875,000 DTE Electric Co 5 .400 04/01/53 1,935,100
14,570,000 Duke Energy Corp 3 .300 06/15/41 10,732,366
3,125,000 Duke Energy Corp 3 .750 09/01/46 2,363,822

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 3,310,000 Duke Energy Progress LLC 2 .500% 08/15/50 $ 2,054,113
2,100,000 Eastern Energy Gas Holdings LLC 2 .500 11/15/24 2,005,534
2,390,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,881,407
3,900,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 2,535,000
3,500,000 g ENN Energy Holdings Ltd 2 .625 09/17/30 2,924,859
1,000,000 Entergy Arkansas LLC 2 .650 06/15/51 622,392
3,700,000 Entergy Corp 0 .900 09/15/25 3,322,976
900,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 853,715
2,525,000 Eversource Energy 1 .650 08/15/30 2,002,077
3,000,000 Eversource Energy 3 .450 01/15/50 2,197,676
1,225,000 Exelon Corp 4 .050 04/15/30 1,144,734
3,025,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 2,813,531
3,225,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 2,701,890
10,450,000 Florida Power & Light Co 4 .800 05/15/33 10,374,714
2,700,000 Florida Power & Light Co 3 .990 03/01/49 2,275,850
UGX 8,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 1,966,648
1,150,000 Indiana Michigan Power Co 3 .750 07/01/47 898,132
2,865,000 Indiana Michigan Power Co 3 .250 05/01/51 1,994,491
6,000,000 g Israel Electric Corp Ltd 4 .250 08/14/28 5,589,540
2,000,000 g Kallpa Generacion SA 4 .125 08/16/27 1,867,801
2,600,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,299,461
4,175,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 4,074,913
7,275,000 MidAmerican Energy Co 3 .650 04/15/29 6,756,014
2,175,000 MidAmerican Energy Co 3 .650 08/01/48 1,674,506
1,650,000 Nevada Power Co 2 .400 05/01/30 1,390,550
4,320,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 3,593,030
15,720,000 NiSource, Inc 1 .700 02/15/31 12,291,006
2,845,000 g NRG Energy, Inc 2 .450 12/02/27 2,397,504
1,250,000 NRG Energy, Inc 5 .750 01/15/28 1,184,563
1,905,000 g NRG Energy, Inc 7 .000 03/15/33 1,920,783
2,000,000 NSTAR Electric Co 3 .200 05/15/27 1,878,361
850,000 NSTAR Electric Co 3 .950 04/01/30 802,195
2,175,000 Ohio Power Co 4 .150 04/01/48 1,778,098
2,175,000 Ohio Power Co 4 .000 06/01/49 1,760,747
150,000 Oncor Electric Delivery Co LLC 7 .250 01/15/33 173,857
2,940,000 PacifiCorp 2 .700 09/15/30 2,448,194
350,000 g Pattern Energy Operations LP 4 .500 08/15/28 319,666
1,375,000 PECO Energy Co 3 .000 09/15/49 955,600
1,000,000 PECO Energy Co 2 .800 06/15/50 659,206
1,400,000 g Perusahaan Listrik Negara PT 3 .875 07/17/29 1,285,760
2,500,000 g Perusahaan Listrik Negara PT 3 .375 02/05/30 2,187,019
135,000 Potomac Electric Power Co 7 .900 12/15/38 164,654
2,050,000 g Promigas S.A. ESP 3 .750 10/16/29 1,738,482
8,425,000 Public Service Co of Colorado 1 .875 06/15/31 6,718,114
5,440,000 Public Service Co of Colorado 3 .200 03/01/50 3,839,329
3,925,000 Public Service Electric & Gas Co 3 .150 01/01/50 2,853,847
2,825,000 Public Service Electric and Gas Co 4 .900 12/15/32 2,821,086
3,000,000 g Rumo Luxembourg Sarl 5 .250 01/10/28 2,782,500
3,215,000 g Saka Energi Indonesia PT 4 .450 05/05/24 3,134,625
500,000 g Sasol Financing USA LLC 8 .750 05/03/29 487,071
4,000,000 Sempra Energy 4 .875 N/A‡ 3,720,273
1,750,000 Southern Co 4 .400 07/01/46 1,496,583
2,075,000 Southern Co Gas Capital Corp 3 .875 11/15/25 1,989,669
1,250,000 Southern Co Gas Capital Corp 4 .400 06/01/43 1,033,064
1,175,000 Southern Co Gas Capital Corp 3 .950 10/01/46 906,489
4,900,000 Southwestern Public Service Co 3 .400 08/15/46 3,536,663
550,000 g Superior Plus LP 4 .500 03/15/29 482,141
2,815,000 g Talen Energy Supply LLC 8 .625 06/01/30 2,913,525
1,700,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 1,544,960
4,000,000 g TerraForm Power Operating LLC 4 .750 01/15/30 3,530,000
1,542,850 g UEP Penonome II S.A. 6 .500 10/01/38 1,156,571

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,650,000 Union Electric Co 5 .450% 03/15/53 $ 2,700,322
1,025,000 Virginia Electric & Power Co 2 .950 11/15/26 949,542
1,050,000 Virginia Electric & Power Co 3 .500 03/15/27 993,704
6,000,000 Virginia Electric & Power Co 3 .800 04/01/28 5,684,347
1,000,000 Wisconsin Power & Light Co 4 .100 10/15/44 798,573
5,000,000 Wisconsin Power and Light Co 4 .950 04/01/33 4,945,081
470,000 Xcel Energy, Inc 4 .800 09/15/41 414,600
TOTAL UTILITIES 293,545,846
TOTAL CORPORATE BONDS 3,408,476,585
(Cost $3,869,245,208)
GOVERNMENT BONDS - 42 .1%
AGENCY SECURITIES - 0 .1%
2,759,000 Canal Barge Co, Inc 4 .500 11/12/34 2,672,757
4,625,000 Overseas Private Investment Corp (OPIC) 3 .520 09/20/32 4,354,105
TOTAL AGENCY SECURITIES 7,026,862
FOREIGN GOVERNMENT BONDS - 1 .9%
1,500,000 g Abu Dhabi Government International Bond 2 .500 09/30/29 1,343,706
625,000 g African Export-Import Bank 2 .634 05/17/26 562,044
3,125,000 g Angolan Government International Bond 8 .750 04/14/32 2,622,750
INR 140,000,000 Asian Development Bank 6 .200 10/06/26 1,670,725
1,105,000 g Bank Gospodarstwa Krajowego 5 .375 05/22/33 1,097,121
4,465,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 3,618,883
EUR 2,100,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,667,081
628,900 g Barbados Government International Bond 6 .500 10/01/29 587,267
3,000,000 g BNG Bank NV 3 .000 09/20/23 2,985,418
1,037,500 g Brazil Minas SPE via State of Minas Gerais 5 .333 02/15/28 1,014,156
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,685,445
2,000,000 Brazilian Government International Bond 4 .750 01/14/50 1,468,656
5,950,000 e Chile Government International Bond 2 .550 01/27/32 5,079,870
990,000 Chile Government International Bond 3 .100 05/07/41 741,987
CNY 16,600,000 China Government Bond 2 .880 11/05/23 2,293,649
CNY 5,000,000 China Government Bond 3 .270 11/19/30 720,943
CNY 3,300,000 China Government Bond 3 .810 09/14/50 512,228
4,275,000 Colombia Government International Bond 3 .250 04/22/32 3,159,480
1,300,000 Colombia Government International Bond 5 .000 06/15/45 902,582
3,460,000 g Costa Rica Government International Bond 5 .625 04/30/43 2,966,325
1,750,000 g Development Bank of Japan, Inc 0 .500 03/04/24 1,690,709
DOP 90,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 1,654,394
1,295,000 g Dominican Republic Government International Bond 5 .500 02/22/29 1,210,077
DOP 120,000,000 g Dominican Republic Government International Bond 12 .000 03/05/32 2,437,653
2,250,000 g Dominican Republic Government International Bond 4 .875 09/23/32 1,912,261
3,725,000 g Dominican Republic Government International Bond 6 .500 02/15/48 3,209,399
990,000 g Dominican Republic International Bond 5 .300 01/21/41 774,401
143,196 g Ecuador Government International Bond 0 .000 07/31/30 41,223
857,325 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 412,226
956,102 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 329,405
1,150,000 g Egypt Government International Bond 7 .600 03/01/29 741,865
EUR 3,000,000 g Egypt Government International Bond 5 .625 04/16/30 1,808,599
1,500,000 g Egypt Government International Bond 7 .053 01/15/32 847,260
1,050,000 g Egypt Government International Bond 8 .500 01/31/47 555,276
1,875,000 g Egypt Government International Bond 8 .875 05/29/50 1,005,450
395,000 European Investment Bank 4 .875 02/15/36 423,653
4,400,000 g Export-Import Bank of India 3 .875 02/01/28 4,135,955
1,900,000 g Export-Import Bank of India 2 .250 01/13/31 1,534,373
2,200,000 Export-Import Bank of Korea 0 .750 09/21/25 1,986,009
3,200,000 Export-Import Bank of Korea 1 .250 09/21/30 2,548,707
950,000 g Ghana Government International Bond 8 .125 03/26/32 403,560
1,500,000 g Ghana Government International Bond 8 .627 06/16/49 611,640

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,100,000 g Guatemala Government Bond 3 .700% 10/07/33 $ 885,506
EUR 1,750,000 g Hellenic Republic Government International Bond 1 .875 07/23/26 1,818,833
1,350,000 g Honduras Government International Bond 6 .250 01/19/27 1,225,591
2,875,000 g Hong Kong Government International Bond 4 .625 01/11/33 2,967,389
710,000 g Hungary Government International Bond 6 .125 05/22/28 720,045
875,000 g Hungary Government International Bond 5 .250 06/16/29 849,809
575,000 g Hungary Government International Bond 2 .125 09/22/31 443,512
500,000 Indonesia Government International Bond 3 .550 03/31/32 451,270
IDR 28,000,000,000 Indonesia Treasury Bond 7 .000 09/15/30 1,941,541
IDR 25,500,000,000 Indonesia Treasury Bond 7 .500 08/15/32 1,836,965
1,456,250 g Iraq Government International Bond 5 .800 01/15/28 1,336,109
EUR 125,000 g Ivory Coast Government International Bond 4 .875 01/30/32 105,946
770,000 g Ivory Coast Government International Bond 6 .125 06/15/33 673,688
992,154 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 923,179
710,000 Jamaica Government International Bond 6 .750 04/28/28 740,235
3,050,000 e Jamaica Government International Bond 7 .875 07/28/45 3,512,085
1,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 1,472,444
700,000 g Jordan Government International Bond 4 .950 07/07/25 677,362
1,000,000 g Jordan Government International Bond 7 .500 01/13/29 997,988
2,060,000 g Jordan Government International Bond 5 .850 07/07/30 1,884,488
1,375,000 g Kenya Government International Bond 7 .000 05/22/27 1,234,063
1,000,000 g Kenya Government International Bond 8 .000 05/22/32 841,590
1,490,000 g Kenya Government International Bond 6 .300 01/23/34 1,121,518
2,000,000 g Kommunalbanken AS. 1 .125 06/14/30 1,620,840
3,175,000 g Korea Electric Power Corp 1 .125 06/15/25 2,921,498
3,000,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,662,473
445,000 g Magyar Export-Import Bank Zrt 6 .125 12/04/27 440,552
MYR 7,600,000 Malaysia Government Bond 3 .828 07/05/34 1,599,040
MXN 27,200,000 Mexican Bonos 5 .750 03/05/26 1,452,245
MXN 24,500,000 Mexican Bonos 8 .500 11/18/38 1,394,083
825,000 Mexico Government International Bond 5 .400 02/09/28 838,853
900,000 e Mexico Government International Bond 3 .250 04/16/30 800,902
3,424,000 Mexico Government International Bond 6 .050 01/11/40 3,461,797
4,000,000 Mexico Government International Bond 4 .280 08/14/41 3,290,659
2,025,000 Mexico Government International Bond 4 .750 03/08/44 1,729,462
1,710,000 g Mongolia Government International Bond 4 .450 07/07/31 1,325,760
1,130,000 g Morocco Government International Bond 5 .950 03/08/28 1,138,543
1,760,000 g Morocco Government International Bond 3 .000 12/15/32 1,390,400
2,825,000 g Morocco Government International Bond 5 .500 12/11/42 2,429,500
525,000 g Morocco Government International Bond 4 .000 12/15/50 352,744
2,500,000 g Namibia Government International Bond 5 .250 10/29/25 2,371,925
1,000,000 g Nigeria Government International Bond 8 .375 03/24/29 898,200
345,000 g Nigeria Government International Bond 7 .875 02/16/32 288,805
400,000 g Oman Government International Bond 6 .750 10/28/27 413,006
2,090,000 g Oman Government International Bond 6 .000 08/01/29 2,087,847
1,500,000 g Oman Government International Bond 6 .250 01/25/31 1,520,625
3,125,000 g OPEC Fund for International Development 4 .500 01/26/26 3,067,266
2,645,000 Panama Bonos del Tesoro 3 .362 06/30/31 2,260,153
3,225,000 Panama Notas del Tesoro 3 .750 04/17/26 3,159,146
475,000 g Paraguay Government International Bond 4 .700 03/27/27 460,796
1,275,000 g Paraguay Government International Bond 5 .400 03/30/50 1,087,603
1,435,000 g Perusahaan Penerbit SBSN Indonesia III 2 .550 06/09/31 1,219,500
1,200,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 1,189,454
1,315,000 Peruvian Government International Bond 3 .000 01/15/34 1,091,450
1,320,000 Philippine Government International Bond 4 .200 03/29/47 1,134,267
2,098,000 Poland Government International Bond 5 .500 04/04/53 2,109,757
620,000 Province of Quebec Canada 7 .500 09/15/29 721,405
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,853,150
2,200,000 g Republic of Paraguay 6 .100 08/11/44 2,077,576
ZAR 22,300,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 947,746

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
ZAR 23,400,000 Republic of South Africa Government International
Bond
8 .750% 01/31/44 $ 909,829
$ 2,895,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 2,055,450
UZS 7,990,000,000 g Republic of Uzbekistan International Bond 14 .500 11/25/23 688,696
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,125,920
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 644,291
410,000 g Republic of Uzbekistan International Bond 5 .375 02/20/29 374,648
2,000,000 g Romanian Government International Bond 3 .000 02/14/31 1,656,000
1,425,000 g Romanian Government International Bond 4 .000 02/14/51 1,015,313
3,825,000 g Rwanda International Government Bond 5 .500 08/09/31 2,872,935
2,900,000 g Saudi Government International Bond 4 .500 04/17/30 2,846,327
2,810,000 g Saudi Government International Bond 3 .750 01/21/55 2,120,538
560,000 g Serbia Government International Bond 6 .500 09/26/33 548,827
1,225,000 g Serbia International Bond 2 .125 12/01/30 939,742
RSD 290,000,000 Serbia Treasury Bonds 5 .875 02/08/28 2,759,169
2,000,000 South Africa Government International Bond 5 .875 09/16/25 1,974,152
1,950,000 e,g Southern Gas Corridor CJSC 6 .875 03/24/26 1,980,030
1,110,000 State of Israel 3 .800 05/13/60 841,189
THB 24,600,000 Thailand Government International Bond 2 .875 12/17/28 711,039
THB 24,500,000 Thailand Government International Bond 3 .300 06/17/38 725,804
1,225,000 g Ukraine Government International Bond 9 .750 11/01/30 299,601
EUR 475,000 g Ukraine Government International Bond 4 .375 01/27/32 110,073
150,000 Uruguay Government International Bond 4 .375 01/23/31 147,766
1,200,000 g Zambia Government International Bond 8 .500 04/14/24 692,232
TOTAL FOREIGN GOVERNMENT BONDS 185,484,166
MORTGAGE BACKED - 19 .1%
76,798,408 g,i Citigroup Mortgage Loan Trust 0 .156 02/25/52 599,995
8,606,089 g,i Citigroup Mortgage Loan Trust 0 .250 02/25/52 106,375
12,146,763 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 11,913,819
1,960,008 i FHLMC LIBOR 1 M + 5.920% 0 .727 03/15/44 163,493
7,706,278 FHLMC 3 .500 01/15/47 6,808,562
3,094,680 i FHLMC LIBOR 1 M + 9.920% 1 .611 06/15/48 2,896,524
3,304,219 i FHLMC LIBOR 1 M + 9.840% 1 .531 10/15/48 3,010,507
11,340,588 FHLMC 2 .000 09/25/50 1,361,304
5,939,932 FHLMC 3 .000 10/25/50 4,211,279
22,230,227 FHLMC 2 .500 02/25/51 3,392,046
7,647,830 FHLMC 2 .500 05/25/51 4,843,338
5,639,938 FHLMC 3 .000 09/01/51 5,052,044
4,368,930 FHLMC 3 .000 11/01/51 3,884,353
2,278,881 FHLMC 3 .000 11/01/51 2,041,348
3,506,453 FHLMC 3 .000 11/01/51 3,127,508
24,169,908 FHLMC 3 .000 11/01/51 21,557,853
19,955,192 FHLMC 2 .000 02/01/52 16,377,248
23,391,039 FHLMC 2 .500 02/01/52 19,996,578
25,789,830 FHLMC 2 .500 03/01/52 22,042,340
13,227,898 FHLMC 4 .000 04/01/52 12,423,573
923,985 FHLMC 3 .500 06/01/52 843,738
26,309,856 FHLMC 4 .500 06/01/52 25,298,408
24,899,096 FHLMC 4 .500 07/01/52 23,943,026
2,956,259 FHLMC 4 .000 08/25/52 2,507,249
5,233,359 FHLMC 4 .500 10/25/52 4,745,829
6,316,915 FHLMC 5 .500 11/25/52 6,404,820
3,320,179 FHLMC 5 .500 02/25/53 3,329,344
211 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 211
6,188 FGLMC 8 .000 09/01/31 6,308
58,207 FGLMC 7 .000 12/01/31 58,812
33,052 FGLMC 4 .500 07/01/33 32,597
238,689 FGLMC 7 .000 12/01/33 247,602
77,965 FGLMC 4 .500 04/01/35 76,924
66,260 FGLMC 7 .000 05/01/35 67,681

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,333,339 FGLMC 5 .000% 06/01/36 $ 1,344,403
52,235 FGLMC 5 .000 07/01/39 52,670
1,175,292 FGLMC 5 .000 08/01/44 1,185,057
105,425 FGLMC 4 .500 11/01/44 103,467
67,121 FGLMC 4 .500 11/01/44 65,874
64,143 FGLMC 4 .500 12/01/44 62,951
87,910 FGLMC 4 .500 12/01/44 86,277
543,146 FGLMC 3 .500 04/01/45 506,170
10,990,500 FGLMC 3 .500 08/01/45 10,253,632
11,799,167 FGLMC 3 .500 10/01/45 10,992,214
3,987,617 FGLMC 4 .500 06/01/47 3,947,476
2,912,789 FGLMC 4 .000 09/01/47 2,789,069
3,563,094 FGLMC 3 .500 12/01/47 3,300,624
8,326,315 FGLMC 4 .500 08/01/48 8,182,417
20 Federal National Mortgage Association (FNMA) 8 .000 07/01/24 20
72 FNMA 7 .500 01/01/29 73
623 FNMA 7 .500 03/01/31 645
731,797 FNMA 3 .500 05/01/32 701,191
2,024,807 FNMA 3 .000 10/01/32 1,905,822
483,006 FNMA 5 .000 05/01/35 486,443
377,163 FNMA 5 .000 10/01/35 379,857
195,824 FNMA 5 .000 02/01/36 197,223
25,220,582 FNMA 4 .000 11/01/37 24,342,169
273,331 FNMA 5 .500 11/01/38 280,452
155,815 FNMA 5 .500 03/01/39 159,596
2,938,174 FNMA 3 .000 10/01/39 2,681,829
1,377,835 FNMA 3 .000 05/01/40 1,253,981
307,436 FNMA 5 .000 09/01/40 309,637
186,709 FNMA 4 .000 02/01/41 179,518
360,588 FNMA 5 .000 05/01/41 363,175
22,377,778 FNMA 2 .000 03/01/42 18,938,388
4,986,077 FNMA 4 .000 09/01/42 4,779,570
638,476 FNMA 3 .500 04/01/43 596,490
554,349 FNMA 3 .500 09/01/43 519,564
2,398,402 i FNMA LIBOR 1 M + 5.950% 0 .800 09/25/43 237,084
1,741,223 FNMA 4 .500 03/01/44 1,719,500
36,865,623 FNMA 4 .000 05/01/44 35,296,041
488,949 FNMA 4 .500 06/01/44 479,310
2,109,957 FNMA 4 .500 06/01/44 2,068,491
399,234 FNMA 3 .500 07/01/44 373,790
1,197,606 FNMA 4 .500 08/01/44 1,174,037
1,683,748 FNMA 4 .500 10/01/44 1,650,685
1,199,271 FNMA 4 .500 11/01/44 1,175,630
1,094,518 FNMA 5 .000 11/01/44 1,102,341
303,167 FNMA 4 .500 12/01/44 297,292
1,111,893 FNMA 4 .000 01/01/45 1,065,809
1,335,419 FNMA 3 .500 05/01/45 1,244,447
2,675,773 FNMA 3 .500 01/01/46 2,488,503
1,140,261 FNMA 4 .000 04/01/46 1,090,322
1,987,159 FNMA 3 .500 06/01/46 1,848,075
4,338,149 FNMA 3 .500 07/01/46 4,034,520
9,138,335 FNMA 3 .500 07/01/46 8,545,432
1,471,679 FNMA 3 .000 10/01/46 1,301,215
1,271,262 FNMA 3 .500 10/01/46 1,180,018
2,125,512 FNMA 4 .500 05/01/47 2,099,002
692,536 FNMA 3 .000 11/01/47 612,314
4,584,489 FNMA 3 .500 11/01/47 4,274,810
6,259,845 FNMA 3 .500 01/01/48 5,787,014
2,425,612 FNMA 4 .500 01/01/48 2,380,896
987,800 FNMA 4 .500 02/01/48 969,600
1,626,671 FNMA 4 .500 05/01/48 1,596,302

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,200,187 FNMA 4 .500% 05/01/48 $ 1,177,405
1,812,053 FNMA 5 .000 08/01/48 1,804,274
225,364 FNMA 3 .000 06/01/49 193,950
3,047,942 FNMA 4 .500 06/01/49 2,984,450
16,852,633 FNMA 3 .000 07/01/50 15,031,988
6,736,500 FNMA 2 .000 08/25/50 925,776
8,288,792 FNMA 2 .000 10/25/50 5,595,389
19,151,423 FNMA 2 .500 11/25/50 2,724,849
9,433,845 FNMA 3 .000 12/25/50 1,547,186
6,433,480 FNMA 3 .000 02/25/51 1,158,485
73,557,181 FNMA 2 .000 04/01/51 60,226,784
5,957,359 FNMA 3 .500 08/01/51 5,474,866
4,614,476 FNMA 3 .000 09/01/51 4,104,682
10,375,997 FNMA 2 .500 11/25/51 1,297,366
4,580,860 FNMA 2 .000 01/01/52 3,777,961
27,741,604 FNMA 2 .000 02/01/52 22,763,003
24,837,668 FNMA 2 .500 02/01/52 21,233,253
27,249,490 FNMA 2 .500 02/01/52 23,289,817
1,098,616 FNMA 2 .500 02/01/52 937,822
10,644,116 FNMA 3 .500 02/01/52 9,781,663
14,884,132 FNMA 2 .000 03/01/52 12,197,771
18,315,822 FNMA 3 .000 04/01/52 16,196,968
48,023,177 FNMA 3 .000 04/01/52 42,519,602
2,020,185 FNMA 3 .500 04/01/52 1,841,298
26,581,276 FNMA 3 .500 05/01/52 24,227,727
3,835,706 FNMA 3 .500 05/01/52 3,496,058
38,930,235 FNMA 4 .000 05/01/52 36,554,871
3,251,634 FNMA 4 .000 05/25/52 2,609,368
24,681,934 FNMA 3 .500 06/01/52 22,542,251
51,453,250 FNMA 4 .000 06/01/52 48,313,690
12,778,140 FNMA 4 .500 06/01/52 12,287,499
12,272,594 FNMA 3 .500 07/01/52 11,187,465
76,677,859 FNMA 4 .000 07/01/52 71,999,055
80,770,296 FNMA 4 .000 07/01/52 75,816,756
11,572,107 FNMA 4 .500 07/01/52 11,128,745
4,610,763 FNMA 4 .500 07/01/52 4,433,391
51,048,253 FNMA 4 .500 07/01/52 49,088,456
8,229,398 FNMA 4 .500 07/25/52 7,564,740
59,139,036 FNMA 5 .000 08/01/52 58,008,342
4,689,145 FNMA 4 .500 08/25/52 4,096,027
42,952,380 FNMA 4 .000 09/01/52 40,313,678
131,187,405 FNMA 4 .500 09/01/52 126,147,549
17,857,021 FNMA 5 .000 09/01/52 17,510,307
4,228,397 FNMA 4 .000 09/25/52 3,794,529
3,561,571 FNMA 4 .000 09/25/52 2,990,531
91,095,580 FNMA 4 .000 10/01/52 85,508,745
33,500,671 FNMA 4 .500 10/01/52 32,211,942
44,480,658 FNMA 5 .000 10/01/52 43,605,352
3,413,060 FNMA 4 .500 10/25/52 3,268,471
3,893,992 FNMA 4 .500 10/25/52 3,745,058
35,673,941 h FNMA 4 .500 11/01/52 34,301,644
6,230,619 FNMA 5 .500 11/25/52 6,258,559
20,204,384 FNMA 5 .500 12/01/52 20,166,399
25,854,681 FNMA 5 .500 02/01/53 25,731,163
908,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 3.650% 8 .210 11/25/41 904,964
18,840,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 2.400% 7 .467 02/25/42 18,636,439
26,700,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.500% 9 .567 06/25/42 28,067,860
10,905,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.000% 9 .067 07/25/42 11,246,618
24,032 Government National Mortgage Association (GNMA) 6 .500 11/20/38 25,261
210,026 GNMA 5 .000 06/15/39 210,332
7,004,079 GNMA 5 .000 01/20/40 1,380,978

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 10,840,696 GNMA 2 .500% 12/20/43 $ 9,588,840
2,880,954 GNMA 3 .000 03/20/45 2,527,338
850,127 GNMA 4 .500 12/20/45 831,067
1,595,198 GNMA 4 .000 06/20/46 204,089
6,357,325 i GNMA LIBOR 1 M + 6.100% 0 .943 03/20/50 716,324
12,406,349 GNMA 3 .000 11/20/51 9,115,998
15,016,738 GNMA 3 .000 01/20/52 11,214,913
6,147,686 GNMA 2 .500 02/20/52 5,109,562
5,570,908 GNMA 2 .500 05/20/52 4,824,583
66,357,923 GNMA 3 .000 05/20/52 59,339,965
43,145,016 GNMA 3 .500 07/20/52 39,815,759
5,082,691 GNMA 4 .000 07/20/52 4,212,206
10,611,322 GNMA 4 .000 08/20/52 10,039,893
12,000,990 GNMA 4 .000 09/20/52 11,354,718
7,934,055 GNMA 4 .500 09/20/52 7,290,651
6,919,204 GNMA 4 .500 09/20/52 6,545,517
5,760,832 GNMA 4 .500 09/20/52 5,381,668
4,199,098 GNMA 4 .500 09/20/52 3,816,537
10,574,432 GNMA 5 .000 11/20/52 10,400,386
4,841,953 GNMA 4 .500 02/20/53 4,410,108
4,206,239 GNMA 5 .500 02/20/53 4,182,237
12,856,254 GNMA 1 .052 05/20/53 555,436
12,856,254 GNMA 1 .884 05/20/53 820,356
5,357,548 g,i OBX 3 .000 01/25/52 4,346,744
TOTAL MORTGAGE BACKED 1,825,225,383
MUNICIPAL BONDS - 0 .1%
380,000 City & County of San Francisco CA Community Facilities
District
3 .028 09/01/23 378,278
550,000 City & County of San Francisco CA Community Facilities
District
4 .038 09/01/34 506,742
3,400,000 New Jersey Economic Development Authority 7 .425 02/15/29 3,655,545
4,075,000 New York State Dormitory Authority 4 .294 07/01/44 3,799,337
810,000 Oklahoma City Economic Development Trust 3 .440 09/01/24 790,176
33,000 State Public School Building Authority 5 .000 09/15/27 32,798
TOTAL MUNICIPAL BONDS 9,162,876
U.S. TREASURY SECURITIES - 20 .9%
1,900,000 United States Treasury Bond 4 .750 02/15/37 2,101,875
10,875,000 j United States Treasury Bond 3 .500 02/15/39 10,417,910
16,015,000 United States Treasury Bond 3 .875 08/15/40 15,890,508
12,000,000 United States Treasury Bond 3 .125 11/15/41 10,567,031
1,380,000 United States Treasury Bond 2 .500 05/15/46 1,061,145
10,450,000 United States Treasury Bond 3 .000 05/15/47 8,799,635
1,255,000 United States Treasury Bond 2 .750 08/15/47 1,009,491
42,835,000 United States Treasury Bond 2 .750 11/15/47 34,453,730
55,445,000 United States Treasury Bond 3 .000 02/15/48 46,749,231
510,000 United States Treasury Bond 3 .125 05/15/48 439,935
45,841,000 j United States Treasury Bond 3 .375 11/15/48 41,427,013
22,128,208 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 21,592,723
28,625,000 United States Treasury Note 0 .125 08/31/23 28,390,390
21,300,000 United States Treasury Note 2 .500 04/30/24 20,791,629
795,000 United States Treasury Note 2 .500 05/31/24 774,286
75,000,000 United States Treasury Note 4 .250 09/30/24 74,015,625
29,936,000 United States Treasury Note 3 .875 04/30/25 29,353,651
25,000,000 United States Treasury Note 4 .625 06/30/25 24,885,742
60,402,000 United States Treasury Note 3 .625 05/15/26 58,929,701
8,150,000 United States Treasury Note 0 .875 09/30/26 7,291,703
105,270,000 United States Treasury Note 1 .250 12/31/26 94,743,000
180,115,000 United States Treasury Note 3 .500 04/30/28 175,021,123
11,105,000 United States Treasury Note 3 .625 05/31/28 10,862,078
35,245,000 United States Treasury Note 4 .000 06/30/28 35,052,254

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 675,000 United States Treasury Note 1 .000% 07/31/28 $ 578,918
6,300,000 United States Treasury Note 1 .375 10/31/28 5,481,000
7,290,000 United States Treasury Note 3 .250 06/30/29 6,974,480
14,800,000 United States Treasury Note 4 .000 10/31/29 14,761,266
49,441,000 United States Treasury Note 3 .500 04/30/30 48,004,121
38,535,000 United States Treasury Note 3 .750 06/30/30 38,023,207
6,775,000 United States Treasury Note 1 .250 08/15/31 5,559,734
205,495,000 United States Treasury Note 3 .375 05/15/33 198,174,241
2,850,000 United States Treasury Note 1 .875 02/15/41 2,069,701
33,830,000 United States Treasury Note 2 .000 11/15/41 24,763,296
370,024,100 j United States Treasury Note 2 .375 02/15/42 288,083,998
4,115,000 United States Treasury Note 3 .250 05/15/42 3,671,995
10,000,000 United States Treasury Note 4 .000 11/15/42 9,935,937
213,174,000 United States Treasury Note 3 .875 02/15/43 207,844,650
24,000,000 e United States Treasury Note 3 .875 05/15/43 23,418,750
217,477,000 United States Treasury Note 2 .250 02/15/52 157,161,113
170,859,000 United States Treasury Note 3 .625 02/15/53 163,971,247
53,500,000 United States Treasury Note 3 .625 05/15/53 51,418,516
TOTAL U.S. TREASURY SECURITIES 2,004,517,579
TOTAL GOVERNMENT BONDS 4,031,416,866
(Cost $4,300,438,252)
STRUCTURED ASSETS - 18 .3%
ASSET BACKED - 5 .5%
4,000,000 g,i AGL CLO 19 Ltd SOFR 3 M + 2.750% 7 .806 07/21/35 4,010,744
Series - 2022 19A (Class B1)
1,000,000 g,i AGL CLO Ltd. CME Term SOFR 3 Month +
2.600%
7 .852 07/21/36 1,000,147
Series - 2023 25A (Class B)
3,375,000 g,i AIMCO CLO 16 Ltd LIBOR 3 M + 1.650% 6 .910 01/17/35 3,304,412
Series - 2021 16A (Class B)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.050% 6 .300 04/20/34 9,829,390
Series - 2017 AA (Class AR)
10,000,000 g,i AIMCO CLO Series LIBOR 3 M + 1.500% 6 .750 04/20/34 9,661,570
Series - 2017 AA (Class BR)
1,000,000 AmeriCredit Automobile Receivables Trust 2 .130 03/18/26 947,028
Series - 2020 2 (Class D)
17,000,000 AmeriCredit Automobile Receivables Trust 1 .210 12/18/26 15,508,811
Series - 2021 1 (Class D)
2,000,000 g AMSR Trust 3 .148 01/19/39 1,813,236
Series - 2019 SFR1 (Class C)
1,865,000 g AMSR Trust 3 .247 01/19/39 1,680,744
Series - 2019 SFR1 (Class D)
6,952,650 g Apollo aviation securitization 2 .798 01/15/47 5,899,323
Series - 2021 2A (Class A)
4,750,000 g Arm Master Trust LLC 6 .562 02/17/25 4,734,884
Series - 2023 T1 (Class A)
55,677 g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
1,181,200 g Avis Budget Rental Car Funding AESOP LLC 2 .020 02/20/27 1,069,959
Series - 2020 2A (Class A)
6,800,000 g Avis Budget Rental Car Funding AESOP LLC 1 .630 08/20/27 5,919,475
Series - 2021 1A (Class B)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,677,528
Series - 2021 1A (Class C)
1,000,000 g Avis Budget Rental Car Funding AESOP LLC 1 .660 02/20/28 864,875
Series - 2021 2A (Class A)
1,500,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.870% 10 .148 12/23/24 1,288,950
Series - 2020 A (Class A)
835,339 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 784,688
Series - 2019 A (Class A)

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,530,926 g British Airways Pass Through Trust 3 .800% 09/20/31 $ 1,392,859
Series - 2018 1 (Class AA)
5,389,171 g Capital Automotive REIT 2 .690 02/15/50 5,057,236
Series - 2020 1A (Class A1)
3,848,298 g Capital Automotive REIT 1 .440 08/15/51 3,323,399
Series - 2021 1A (Class A1)
8,377,250 g Capital Automotive REIT 1 .920 08/15/51 7,171,604
Series - 2021 1A (Class A3)
1,440,000 CarMax Auto Owner Trust 1 .280 07/15/27 1,315,683
Series - 2021 1 (Class D)
5,767,250 g Cars Net Lease Mortgage Notes Series 2 .010 12/15/50 4,867,336
Series - 2020 1A (Class A1)
9,875,000 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 8,367,157
Series - 2020 1A (Class A3)
1,531,171 Carvana Auto Receivables Trust 1 .270 03/10/28 1,463,071
Series - 2021 N2 (Class D)
5,799,827 Carvana Auto Receivables Trust 1 .720 09/11/28 5,564,786
Series - 2021 N4 (Class C)
3,340,000 g Carvana Auto Receivables Trust 4 .130 12/11/28 3,114,362
Series - 2022 N1 (Class D)
4,150,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 1.650% 1 .000 07/17/34 4,036,311
Series - 2020 1A (Class B1R)
256,775 i C-BASS Trust LIBOR 1 M + 0.160% 3 .075 07/25/36 243,476
Series - 2006 CB6 (Class A1)
8,817,685 g,i CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 22,044
Series - 2007 1A (Class A2)
8,769,657 g CF Hippolyta LLC 1 .690 07/15/60 7,869,810
Series - 2020 1 (Class A1)
2,632,597 g CF Hippolyta LLC 1 .990 07/15/60 2,198,814
Series - 2020 1 (Class A2)
1,798,904 g CF Hippolyta LLC 2 .280 07/15/60 1,606,651
Series - 2020 1 (Class B1)
1,393,220 g,i CIFC Funding Ltd LIBOR 3 M + 1.220% 6 .470 07/20/30 1,386,487
Series - 2017 3A (Class A1)
5,855,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.600% 6 .850 10/20/34 5,690,949
Series - 2020 2A (Class BR)
3,000,000 g,i CIFC Funding Ltd SOFR 3 M + 3.000% 8 .071 10/22/35 3,026,169
Series - 2022 7A (Class B1)
5,625,000 g,i CIFC Funding Ltd LIBOR 3 M + 1.650% 6 .910 07/15/36 5,482,806
Series - 2020 1A (Class BR)
7,355 CIT Group Home Equity Loan Trust (Step Bond) 6 .200 02/25/30 7,238
Series - 2002 1 (Class AF6)
11,450,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 10,139,507
Series - 2021 1A (Class A2)
1,082,813 g DB Master Finance LLC 4 .352 05/20/49 988,330
Series - 2019 1A (Class A23)
16,745,000 g DB Master Finance LLC 2 .045 11/20/51 14,572,403
Series - 2021 1A (Class A2I)
13,199,000 g DB Master Finance LLC 2 .493 11/20/51 11,158,514
Series - 2021 1A (Class A2II)
690,996 g Diamond Resorts Owner Trust 2 .890 02/20/32 654,482
Series - 2019 1A (Class A)
1,983,273 g Diamond Resorts Owner Trust 2 .050 11/21/33 1,800,128
Series - 2021 1A (Class B)
2,524,500 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 2,406,861
Series - 2015 1A (Class A2II)
2,292,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 2,170,609
Series - 2018 1A (Class A2I)
13,671,000 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 11,589,139
Series - 2021 1A (Class A2I)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,800,000 g,i Dryden 49 Senior Loan Fund LIBOR 3 M + 1.600% 6 .862% 07/18/30 $ 3,721,842
Series - 2017 49A (Class BR)
11,800,000 g DT Auto Owner Trust 1 .160 11/16/26 10,919,236
Series - 2021 1A (Class D)
984,831 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 6 .250 05/25/37 972,870
Series - 2007 2 (Class A2C)
18,540,000 g Flexential Issuer, LLC 3 .250 11/27/51 16,168,274
Series - 2021 1A (Class A2)
13,573,083 g FNA VI LLC 1 .350 01/10/32 12,265,519
Series - 2021 1A (Class A)
23,000,000 g,i Gracie Point International Funding 30 D AVG SOFR + 2.750% 7 .791 07/01/24 23,015,415
Series - 2022 2A (Class A)
4,000,000 g,i Gracie Point International Funding 30 D AVG SOFR + 3.350% 8 .415 07/01/24 4,002,678
Series - 2022 2A (Class B)
9,293,277 g,i GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 2.250% 7 .282 04/01/24 9,278,349
Series - 2022 1A (Class A)
1,950,000 g Hardee's Funding LLC 3 .981 12/20/50 1,659,620
Series - 2020 1A (Class A2)
675,544 g HERO Funding Trust 3 .190 09/20/48 578,234
Series - 2017 3A (Class A1)
241,933 g HERO Funding Trust 3 .280 09/20/48 208,048
Series - 2017 2A (Class A1)
878,208 g HERO Funding Trust 3 .950 09/20/48 769,184
Series - 2017 3A (Class A2)
483,865 g HERO Funding Trust 4 .070 09/20/48 426,172
Series - 2017 2A (Class A2)
11,850,000 g Hertz Vehicle Financing LLC 1 .560 12/26/25 11,080,286
Series - 2021 1A (Class B)
4,700,000 g Hertz Vehicle Financing LLC 4 .120 09/25/26 4,471,318
Series - 2022 4A (Class B)
3,700,000 g Hertz Vehicle Financing LLC 4 .610 09/25/26 3,490,425
Series - 2022 4A (Class C)
361,360 g Hilton Grand Vacations Trust 2 .660 12/26/28 356,714
Series - 2017 AA (Class A)
271,020 g Hilton Grand Vacations Trust 2 .960 12/26/28 266,806
Series - 2017 AA (Class B)
703,744 g Hilton Grand Vacations Trust 2 .340 07/25/33 655,986
Series - 2019 AA (Class A)
71,894 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 70,063
Series - 2003 1 (Class M1)
3,403,395 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 2,906,452
Series - 2019 1 (Class A)
4,203,217 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 3,320,542
Series - 2019 2 (Class A)
3,450,000 g Hpefs Equipment Trust 4 .430 09/20/29 3,335,536
Series - 2022 2A (Class C)
3,750,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 3,183,562
Series - 2022 1A (Class 1)
799,963 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 6 .396 01/17/38 795,809
Series - 2018 SFR4 (Class B)
5,250,000 g,i La Vie Re Ltd LIBOR 3 M + 2.850% 8 .000 10/06/23 5,092,500
Series - 2020 A (Class A)
7,750,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 7 .362 01/18/34 7,544,509
Series - 2021 59A (Class C)
3,500,000 g,i Madison Park Funding LV Ltd SOFR 3 M + 2.900% 7 .882 07/18/35 3,513,961
Series - 2022 55A (Class B1)
4,000,000 g,i Magnetite XIX Ltd LIBOR 3 M + 1.550% 6 .810 04/17/34 3,893,888
Series - 2017 19A (Class B1R)
530,000 g,i Magnetite XVIII Ltd LIBOR 3 M + 1.500% 6 .821 11/15/28 522,902
Series - 2016 18A (Class BR)

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,078,604 g MAPS Trust 2 .521% 06/15/46 $ 1,792,318
Series - 2021 1A (Class A)
2,700,000 g,i Massachusetts St LIBOR 3 M + 1.650% 6 .910 01/15/35 2,634,495
Series - 2021 3A (Class B)
5,250,000 g,i MSCG Trust 3 .577 06/07/35 4,528,067
Series - 2015 ALDR (Class C)
1,750,000 g,i MSCG Trust 3 .577 06/07/35 1,456,829
Series - 2015 ALDR (Class D)
1,128,537 g MVW LLC 1 .830 05/20/39 995,394
Series - 2021 2A (Class B)
2,276,118 g MVW LLC 1 .440 01/22/41 2,040,615
Series - 2021 1WA (Class B)
1,433,954 g MVW LLC 1 .940 01/22/41 1,286,906
Series - 2021 1WA (Class C)
644,196 g MVW Owner Trust 2 .750 12/20/34 639,910
Series - 2017 1A (Class B)
1,206,388 g MVW Owner Trust 3 .000 11/20/36 1,138,360
Series - 2019 1A (Class B)
1,601,708 g Navient Private Education Refi Loan Trust 1 .310 01/15/69 1,447,109
Series - 2020 HA (Class A)
1,278,155 g Navient Student Loan Trust 3 .390 12/15/59 1,207,323
Series - 2019 BA (Class A2A)
16,000,000 g,i Neuberger Berman Loan Advisers CLO 31 Ltd LIBOR 3 M + 1.550% 6 .800 04/20/31 15,636,368
Series - 2019 31A (Class BR)
6,750,000 g,i Neuberger Berman Loan Advisers Clo 40 Ltd LIBOR 3 M + 1.400% 6 .660 04/16/33 6,580,663
Series - 2021 40A (Class B)
5,407,717 g Oak Street Investment Grade Net Lease Fund Series 1 .480 01/20/51 4,737,197
Series - 2021 1A (Class A1)
4,864,393 g Oak Street Investment Grade Net Lease Fund Series 2 .380 11/20/51 4,224,557
Series - 2021 2A (Class A1)
5,450,000 g,i OHA Credit Funding 10 Ltd LIBOR 3 M + 1.650% 6 .912 01/18/36 5,349,927
Series - 2021 10A (Class B)
867,293 g OneMain Financial Issuance Trust 3 .840 05/14/32 863,918
Series - 2020 1A (Class A)
10,000,000 g OneMain Financial Issuance Trust 1 .750 09/14/35 8,922,698
Series - 2020 2A (Class A)
5,910,301 g Oportun Funding XIV LLC 1 .210 03/08/28 5,631,577
Series - 2021 A (Class A)
3,515,000 g Oportun Issuance Trust 1 .960 05/08/31 3,143,049
Series - 2021 B (Class B)
356,518 g Orange Lake Timeshare Trust 3 .100 11/08/30 352,116
Series - 2018 A (Class A)
2,500,000 g PFS Financing Corp 1 .000 10/15/25 2,466,988
Series - 2020 E (Class A)
3,688,000 g PFS Financing Corp 0 .970 02/15/26 3,568,180
Series - 2020 G (Class A)
3,000,000 g PFS Financing Corp 0 .710 04/15/26 2,873,464
Series - 2021 A (Class A)
6,750,000 g PFS Financing Corp 0 .960 04/15/26 6,450,816
Series - 2021 A (Class B)
1,500,000 g Progress Residential Trust 2 .711 11/17/40 1,228,575
Series - 2021 SFR9 (Class D)
1,010,497 g Purchasing Power Funding LLC 1 .570 10/15/25 996,311
Series - 2021 A (Class A)
2,000,000 g Regional Management Issuance Trust 7 .100 11/17/32 2,010,278
Series - 2022 2B (Class A)
3,330,183 g Renew 3 .950 09/20/53 2,912,762
Series - 2018 1 (Class A)
5,088,192 Santander Drive Auto Receivables Trust 2 .220 09/15/26 4,997,032
Series - 2020 2 (Class D)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 11,599,300 g SERVPRO Master Issuer LLC 3 .882% 10/25/49 $ 10,577,599
Series - 2019 1A (Class A2)
3,283,000 g SERVPRO Master Issuer LLC 2 .394 04/25/51 2,695,396
Series - 2021 1A (Class A2)
1,866,689 g Settlement Fee Finance LLC 3 .840 11/01/49 1,821,363
Series - 2019 1A (Class A)
749,620 g Sierra Timeshare Receivables Funding LLC 3 .650 06/20/35 745,641
Series - 2018 2A (Class B)
617,927 g Sierra Timeshare Receivables Funding LLC 3 .200 01/20/36 592,286
Series - 2019 1A (Class A)
1,323,622 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,225,965
Series - 2021 1A (Class A)
1,435,163 g Sierra Timeshare Receivables Funding LLC 1 .340 11/20/37 1,321,090
Series - 2021 1A (Class B)
795,660 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 729,328
Series - 2021 1A (Class C)
1,510,458 g SMB Private Education Loan Trust 2 .430 02/17/32 1,451,867
Series - 2016 B (Class A2A)
1,169,787 g SMB Private Education Loan Trust 2 .880 09/15/34 1,120,301
Series - 2017 A (Class A2A)
1,130,904 g SMB Private Education Loan Trust 2 .820 10/15/35 1,075,857
Series - 2017 B (Class A2A)
128,141 g SoFi Professional Loan Program LLC 2 .740 05/25/40 127,169
Series - 2017 B (Class A2FX)
100,870 g SoFi Professional Loan Program LLC 2 .630 07/25/40 99,713
Series - 2017 C (Class A2B)
1,135,318 g SoFi Professional Loan Program LLC 2 .840 01/25/41 1,088,468
Series - 2017 F (Class A2FX)
848,579 g SoFi Professional Loan Program LLC 3 .690 06/15/48 810,129
Series - 2019 A (Class A2FX)
780,174 †,g SolarCity LMC 4 .800 11/20/38 737,732
Series - 2013 1 (Class A)
13,525,600 g Sonic Capital LLC 3 .845 01/20/50 12,228,928
Series - 2020 1A (Class A2I)
3,801,016 g SpringCastle America Funding LLC 1 .970 09/25/37 3,397,853
Series - 2020 AA (Class A)
3,950,000 g Stack Infrastructure Issuer LLC 1 .893 08/25/45 3,558,801
Series - 2020 1A (Class A2)
153,339 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 6 .050 09/25/34 150,682
Series - 2004 8 (Class M1)
1,786,000 g Taco Bell Funding LLC 4 .970 05/25/46 1,715,937
Series - 2016 1A (Class A23)
15,025,190 g Taco Bell Funding LLC 1 .946 08/25/51 12,917,456
Series - 2021 1A (Class A2I)
9,692,400 g Taco Bell Funding LLC 2 .294 08/25/51 7,957,470
Series - 2021 1A (Class A2II)
5,250,000 g,i TICP CLO VIII Ltd LIBOR 3 M + 1.700% 6 .950 10/20/34 5,119,328
Series - 2017 8A (Class A2R)
650,000 g Tricon American Homes Trust 2 .049 07/17/38 580,399
Series - 2020 SFR1 (Class B)
3,800,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 9 .208 12/07/23 3,773,020
Series - 2020 A (Class AA)
5,693,878 g Vine 2 .790 11/15/50 4,944,513
Series - 2020 1A (Class A)
9,956,800 g Wendy's Funding LLC 2 .370 06/15/51 8,233,636
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 531,082,415
OTHER MORTGAGE BACKED - 12 .8%
1,319,857 g,i ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6 .035 12/18/37 1,303,541
Series - 2021 FL4 (Class A)

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 78,826 g,i Agate Bay Mortgage Trust 3 .500% 09/25/45 $ 70,330
Series - 2015 6 (Class A9)
4,335,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 2,915,990
Series - 2021 8 (Class A3)
1,870,000 g BAMLL Commercial Mortgage Securities Trust 3 .490 04/14/33 1,711,254
Series - 2015 200P (Class B)
2,486,000 Banc of America Commercial Mortgage Trust 3 .705 09/15/48 2,358,175
Series - 2015 UBS7 (Class A4)
1,910,000 i Banc of America Commercial Mortgage Trust 4 .483 09/15/48 1,710,993
Series - 2015 UBS7 (Class B)
4,280,777 Banc of America Commercial Mortgage Trust 3 .366 02/15/50 4,089,504
Series - 2017 BNK3 (Class ASB)
5,055,000 BANK 3 .731 11/15/50 4,510,842
Series - 2017 BNK8 (Class AS)
3,000,000 i BANK 4 .088 11/15/50 2,539,417
Series - 2017 BNK8 (Class B)
1,000,000 i BANK 4 .232 11/15/50 791,306
Series - 2017 BNK8 (Class C)
3,750,000 g BANK 2 .500 10/17/52 2,121,881
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 831,573
Series - 2019 BN21 (Class AS)
2,500,000 BANK 3 .203 12/15/52 2,124,945
Series - 2019 BN23 (Class AS)
1,637,000 BANK 3 .455 12/15/52 1,318,193
Series - 2019 BN23 (Class B)
4,621,000 BANK 1 .925 12/15/53 3,567,885
Series - 2020 BN30 (Class A4)
50,000 BANK 2 .036 02/15/54 39,883
Series - 2021 BN31 (Class A4)
12,864,000 BANK 2 .928 02/15/55 10,768,927
Series - 2022 BNK39 (Class A4)
4,000,000 i BANK 6 .260 04/15/56 4,074,016
Series - 2023 5YR1 (Class A3)
5,773,092 BANK 3 .289 07/15/60 5,518,332
Series - 2017 BNK6 (Class ASB)
2,550,000 i BANK 3 .283 11/15/62 2,162,802
Series - 2019 BN24 (Class AS)
11,716,000 BANK 2 .438 06/15/63 9,359,895
Series - 2021 BN34 (Class A5)
8,600,000 i BANK 3 .507 03/15/64 7,499,601
Series - 2022 BNK40 (Class A4)
3,330,000 i BANK 3 .916 04/15/65 2,995,508
Series - 2022 BNK41 (Class A4)
5,093,756 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 4,123,208
Series - 2021 6 (Class A19)
7,504,105 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 02/25/52 6,074,298
Series - 2022 5 (Class A19)
1,250,000 g,i BBCMS Mortgage Trust 4 .409 08/05/38 842,677
Series - 2018 CHRS (Class E)
4,400,000 h,i BBCMS Mortgage Trust 6 .383 07/15/56 4,478,672
Series - 2023 C20 (Class A2)
1,500,000 g BBCMS Trust 4 .798 08/10/35 1,305,869
Series - 2015 SRCH (Class C)
2,575,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 2,066,684
Series - 2020 IG2 (Class AM)
2,500,000 g,i Benchmark Mortgage Trust 3 .233 09/15/48 2,059,355
Series - 2020 IG3 (Class AS)
2,500,000 g,i Benchmark Mortgage Trust 3 .654 09/15/48 2,142,566
Series - 2020 IG3 (Class BXA)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,380,000 Benchmark Mortgage Trust 4 .016% 03/15/52 $ 1,254,476
Series - 2019 B9 (Class A5)
1,250,000 i Benchmark Mortgage Trust 4 .971 03/15/52 958,943
Series - 2019 B9 (Class C)
2,500,000 Benchmark Mortgage Trust 3 .542 05/15/52 2,204,679
Series - 2019 B11 (Class A5)
550,000 Benchmark Mortgage Trust 3 .419 08/15/52 475,242
Series - 2019 B12 (Class AS)
1,200,000 i Benchmark Mortgage Trust 4 .510 05/15/53 1,130,318
Series - 2018 B7 (Class A4)
24,906,000 Benchmark Mortgage Trust 2 .584 03/15/54 19,918,785
Series - 2021 B24 (Class A5)
7,118,000 Benchmark Mortgage Trust 2 .224 08/15/54 5,653,143
Series - 2021 B28 (Class A5)
5,250,000 i Benchmark Mortgage Trust 2 .244 08/15/54 3,720,031
Series - 2021 B28 (Class B)
9,000,000 Benchmark Mortgage Trust 2 .429 08/15/54 6,956,472
Series - 2021 B28 (Class AS)
14,500,000 h Benchmark Mortgage Trust 5 .750 07/15/55 14,916,720
Series - 2023 B39 (Class A5)
3,000,000 Benchmark Mortgage Trust 5 .626 04/15/56 2,939,093
Series - 2023 B38 (Class A2)
1,680,000 g Benchmark Mortgage Trust 2 .500 12/15/62 954,498
Series - 2019 B14 (Class D)
4,740,000 Benchmark Mortgage Trust 3 .049 12/15/62 4,098,667
Series - 2019 B14 (Class A5)
15,830,000 BENCHMARK Mortgage Trust 2 .390 07/15/54 12,415,165
Series - 2021 B27 (Class A5)
1,472,819 g,i BX TRUST SOFR 1 M + 2.949% 8 .096 08/15/39 1,466,351
Series - 2022 PSB (Class B)
4,500,000 g,i BXP Trust 2 .868 01/15/44 2,730,530
Series - 2021 601L (Class D)
6,500,000 i CD Mortgage Trust 3 .879 11/10/49 5,256,055
Series - 2016 CD2 (Class B)
3,030,000 i CD Mortgage Trust 4 .112 11/10/49 2,353,040
Series - 2016 CD2 (Class C)
6,560,871 CD Mortgage Trust 3 .453 02/10/50 6,232,345
Series - 2017 CD3 (Class AAB)
5,555,000 CD Mortgage Trust 3 .833 02/10/50 4,546,741
Series - 2017 CD3 (Class AS)
6,635,000 i CD Mortgage Trust 3 .984 02/10/50 4,682,732
Series - 2017 CD3 (Class B)
3,630,000 i CD Mortgage Trust 4 .697 02/10/50 2,203,917
Series - 2017 CD3 (Class C)
5,000,000 i CD Mortgage Trust 3 .684 08/15/50 4,508,585
Series - 2017 CD5 (Class AS)
3,600,000 CD Mortgage Trust 2 .812 08/15/57 3,243,348
Series - 2019 CD8 (Class ASB)
48,965 g,i CF Mortgage Trust 2 .840 04/15/25 46,651
Series - 2020 P1 (Class A1)
1,750,000 g,i CF Mortgage Trust 3 .603 04/15/52 1,580,526
Series - 2020 P1 (Class A2)
1,175,400 CGMS Commercial Mortgage Trust 3 .458 08/15/50 1,075,021
Series - 2017 B1 (Class A4)
72,117 i CHL Mortgage Pass-Through Trust 3 .864 02/20/35 71,919
Series - 2004 HYB9 (Class 1A1)
1,750,000 g,i Citigroup Commercial Mortgage Trust 3 .635 05/10/35 1,592,888
Series - 2013 375P (Class B)
2,000,000 g Citigroup Commercial Mortgage Trust 3 .896 05/10/36 1,976,550
Series - 2019 PRM (Class C)

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 g,i Citigroup Commercial Mortgage Trust 4 .629% 07/10/47 $ 844,418
Series - 2014 GC23 (Class D)
3,023,000 Citigroup Commercial Mortgage Trust 4 .017 10/10/47 2,867,102
Series - 2014 GC25 (Class AS)
500,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 462,964
Series - 2015 GC29 (Class B)
2,000,000 i Citigroup Commercial Mortgage Trust 4 .277 04/10/48 1,809,828
Series - 2015 GC29 (Class C)
6,000,000 g,i COMM Mortgage Trust 3 .712 10/10/29 5,543,755
Series - 2017 PANW (Class C)
131,100 g COMM Mortgage Trust 3 .178 02/10/35 121,802
Series - 2015 3BP (Class A)
227,620 COMM Mortgage Trust 2 .853 10/15/45 212,654
Series - 2012 CR4 (Class A3)
2,000,000 g,i COMM Mortgage Trust 5 .009 08/10/46 1,984,638
Series - 2013 LC13 (Class B)
1,500,000 g,i COMM Mortgage Trust 5 .021 08/10/46 1,455,322
Series - 2013 CR10 (Class C)
6,500,000 i COMM Mortgage Trust 4 .729 02/10/47 6,176,936
Series - 2014 CR14 (Class B)
1,235,000 COMM Mortgage Trust 4 .199 03/10/47 1,211,674
Series - 2014 UBS2 (Class AM)
2,537,089 COMM Mortgage Trust 4 .701 03/10/47 2,459,397
Series - 2014 UBS2 (Class B)
2,798,577 i COMM Mortgage Trust 4 .947 03/10/47 2,608,810
Series - 2014 UBS2 (Class C)
1,200,000 i COMM Mortgage Trust 5 .170 04/10/47 1,113,410
Series - 2014 LC15 (Class C)
750,000 COMM Mortgage Trust 4 .174 05/10/47 716,793
Series - 2014 CR17 (Class AM)
2,500,000 COMM Mortgage Trust 4 .377 05/10/47 2,256,282
Series - 2014 CR17 (Class B)
3,225,000 COMM Mortgage Trust 3 .819 06/10/47 3,133,396
Series - 2014 UBS3 (Class A4)
5,150,000 g,i COMM Mortgage Trust 4 .767 06/10/47 3,522,370
Series - 2014 UBS3 (Class D)
3,896,000 i COMM Mortgage Trust 4 .893 06/10/47 3,594,922
Series - 2014 UBS3 (Class C)
6,400,000 COMM Mortgage Trust 3 .917 10/10/47 6,194,627
Series - 2014 LC17 (Class A5)
605,197 COMM Mortgage Trust 3 .040 02/10/48 589,795
Series - 2015 LC19 (Class ASB)
2,498,000 i COMM Mortgage Trust 3 .829 02/10/48 2,250,642
Series - 2015 LC19 (Class B)
2,497,000 g COMM Mortgage Trust 3 .000 03/10/48 1,837,268
Series - 2015 CR22 (Class E)
575,000 i COMM Mortgage Trust 3 .603 03/10/48 540,748
Series - 2015 CR22 (Class AM)
4,250,000 i COMM Mortgage Trust 3 .926 03/10/48 3,848,342
Series - 2015 CR22 (Class B)
2,000,000 g,i COMM Mortgage Trust 4 .204 03/10/48 1,593,062
Series - 2015 CR22 (Class D)
1,000,000 i COMM Mortgage Trust 4 .204 03/10/48 895,383
Series - 2015 CR22 (Class C)
2,000,000 COMM Mortgage Trust 3 .801 05/10/48 1,868,894
Series - 2015 CR23 (Class AM)
3,936,016 i COMM Mortgage Trust 4 .183 05/10/48 3,653,389
Series - 2015 CR23 (Class B)
2,500,000 i COMM Mortgage Trust 4 .443 05/10/48 2,167,575
Series - 2015 CR23 (Class C)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 i COMM Mortgage Trust 4 .443% 05/10/48 $ 1,939,670
Series - 2015 CR23 (Class D)
1,664,719 COMM Mortgage Trust 3 .432 08/10/48 1,583,017
Series - 2015 CR24 (Class A4)
1,500,000 i COMM Mortgage Trust 3 .463 08/10/48 1,193,222
Series - 2015 CR24 (Class D)
3,640,000 i COMM Mortgage Trust 4 .028 08/10/48 3,418,193
Series - 2015 CR24 (Class AM)
1,000,000 i COMM Mortgage Trust 4 .490 08/10/48 914,670
Series - 2015 CR24 (Class B)
2,000,000 i COMM Mortgage Trust 4 .490 08/10/48 1,758,254
Series - 2015 CR24 (Class C)
2,250,000 i COMM Mortgage Trust 4 .667 08/10/48 2,095,708
Series - 2015 CR25 (Class B)
2,600,000 COMM Mortgage Trust 3 .630 10/10/48 2,455,598
Series - 2015 CR26 (Class A4)
1,000,000 COMM Mortgage Trust 3 .984 10/10/48 936,261
Series - 2015 CR27 (Class AM)
3,731,000 i COMM Mortgage Trust 4 .615 10/10/48 3,330,451
Series - 2015 CR26 (Class C)
1,627,000 i COMM Mortgage Trust 4 .615 10/10/48 1,498,460
Series - 2015 CR26 (Class B)
7,724,000 i COMM Mortgage Trust 4 .698 10/10/48 6,919,441
Series - 2015 LC23 (Class C)
1,080,000 COMM Mortgage Trust 3 .762 02/10/49 1,021,076
Series - 2016 CR28 (Class A4)
5,000,000 i COMM Mortgage Trust 4 .758 02/10/49 4,523,525
Series - 2016 CR28 (Class B)
1,250,000 COMM Mortgage Trust 3 .263 08/15/57 1,052,143
Series - 2019 GC44 (Class AM)
5,725,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 6 .967 12/25/41 5,584,003
Series - 2022 R01 (Class 1M2)
5,000,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .567 01/25/42 5,029,666
Series - 2022 R02 (Class 2B1)
3,377,600 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6 .349 03/25/42 3,633,250
Series - 2022 R03 (Class 1B1)
13,155,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .167 03/25/42 13,300,037
Series - 2022 R04 (Class 1M2)
15,055,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .567 03/25/42 15,382,506
Series - 2022 R03 (Class 1M2)
4,779,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .067 04/25/42 4,766,094
Series - 2022 R05 (Class 2M2)
25,430,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 8 .917 05/25/42 26,223,782
Series - 2022 R06 (Class 1M2)
19,660,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .717 06/25/42 20,812,705
Series - 2022 R07 (Class 1M2)
7,725,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .667 07/25/42 7,899,086
Series - 2022 R08 (Class 1M2)
9,630,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 9 .817 09/25/42 10,158,781
Series - 2022 R09 (Class 2M2)
10,500,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 8 .817 12/25/42 10,777,225
Series - 2023 R01 (Class 1M2)
1,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 621,836
Series - 2019 CPT (Class E)
115,912 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 6 .173 05/15/36 115,371
Series - 2019 ICE4 (Class A)
2,992,555 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 1.600% 6 .793 05/15/36 2,958,276
Series - 2019 ICE4 (Class D)
6,698,305 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 5,416,919
Series - 2021 NQM8 (Class A3)

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 g,i CSMC Series 3 .388% 10/25/59 $ 2,155,835
Series - 2019 NQM1 (Class M1)
4,750,000 DBGS Mortgage Trust 4 .466 10/15/51 4,451,467
Series - 2018 C1 (Class A4)
5,000,000 DBJPM Mortgage Trust 2 .340 08/15/53 3,849,786
Series - 2020 C9 (Class AM)
1,200,000 g DBUBS Mortgage Trust 3 .452 10/10/34 1,085,195
Series - 2017 BRBK (Class A)
1,213,144 g,i Flagstar Mortgage Trust 4 .013 10/25/47 1,067,374
Series - 2017 2 (Class B3)
65,079 g,i Flagstar Mortgage Trust 4 .000 09/25/48 60,133
Series - 2018 5 (Class A11)
1,935,888 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,503,003
Series - 2021 2 (Class A4)
6,236,760 g,i Flagstar Mortgage Trust 2 .500 06/01/51 4,834,389
Series - 2021 4 (Class A21)
22,455,779 g,i Flagstar Mortgage Trust 3 .000 10/25/51 18,177,129
Series - 2021 10INV (Class A17)
11,601,095 Freddie Mac REMICS 3 .000 09/25/50 8,218,912
Series - 2021 5160 (Class ZG)
380,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.500% 6 .567 10/25/41 370,785
Series - 2021 DNA6 (Class M2)
4,100,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.500% 7 .567 01/25/42 3,973,183
Series - 2022 DNA1 (Class M2)
28,230,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.900% 7 .967 04/25/42 28,218,685
Series - 2022 DNA3 (Class M1B)
3,880,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 5.650% 8 .647 04/25/42 3,987,834
Series - 2022 DNA3 (Class B1)
1,260,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9 .417 04/25/42 1,299,770
Series - 2022 DNA3 (Class M2)
20,930,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.350% 8 .417 05/25/42 21,190,340
Series - 2022 DNA4 (Class M1B)
2,500,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.550% 8 .617 08/25/42 2,537,898
Series - 2022 HQA3 (Class M1B)
13,150,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.700% 8 .767 09/25/42 13,575,769
Series - 2022 DNA6 (Class M1B)
2,890,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.750% 9 .817 02/25/42 2,883,356
Series - 2022 DNA2 (Class B1)
35,901 g GS Mortgage Securities Corp II 3 .419 10/10/32 34,974
Series - 2017 SLP (Class A)
1,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 8 .543 11/15/36 947,479
Series - 2021 ARDN (Class E)
1,238,000 g,i GS Mortgage Securities Corp II 3 .591 09/10/37 1,083,171
Series - 2017 375H (Class A)
2,590,000 i GS Mortgage Securities Corp II 3 .777 05/10/50 2,429,152
Series - 2015 GC30 (Class AS)
3,010,000 i GS Mortgage Securities Corp II 3 .992 03/10/51 2,801,780
Series - 2018 GS9 (Class A4)
1,500,000 i GS Mortgage Securities Corp II 4 .155 07/10/51 1,393,081
Series - 2018 GS10 (Class A5)
2,000,000 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.700% 6 .893 07/15/31 1,581,622
Series - 2018 TWR (Class C)
1,701,060 g,i GS Mortgage Securities Trust 4 .285 02/10/46 1,635,772
Series - 2013 GC10 (Class C)
2,950,000 i GS Mortgage Securities Trust 4 .453 02/10/48 2,704,702
Series - 2015 GC28 (Class C)
3,500,000 i GS Mortgage Securities Trust 4 .018 07/10/48 3,278,100
Series - 2015 GC32 (Class AS)
3,779,000 i GS Mortgage Securities Trust 4 .113 10/10/49 3,084,399
Series - 2016 GS3 (Class C)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,185,000 i GS Mortgage Securities Trust 4 .078% 11/10/49 $ 3,389,229
Series - 2016 GS4 (Class C)
5,587,830 GS Mortgage Securities Trust 3 .467 03/10/50 5,287,516
Series - 2017 GS5 (Class AAB)
9,100,951 GS Mortgage Securities Trust 3 .674 03/10/50 8,279,660
Series - 2017 GS5 (Class A4)
4,300,000 GS Mortgage Securities Trust 3 .433 05/10/50 3,935,539
Series - 2017 GS6 (Class A3)
3,000,000 GS Mortgage Securities Trust 3 .837 11/10/50 2,767,871
Series - 2017 GS8 (Class ABP)
2,500,000 i GS Mortgage Securities Trust 4 .468 11/10/50 2,076,169
Series - 2017 GS8 (Class C)
1,260,000 GS Mortgage Securities Trust 3 .968 02/10/52 1,170,614
Series - 2019 GC38 (Class A4)
2,400,000 i GS Mortgage Securities Trust 4 .158 02/10/52 2,146,041
Series - 2019 GC38 (Class AS)
1,000,000 i GS Mortgage Securities Trust 4 .761 02/10/52 817,051
Series - 2019 GC38 (Class C)
5,510,000 GS Mortgage Securities Trust 3 .001 09/10/52 4,757,889
Series - 2019 GC42 (Class A4)
1,361,000 i GS Mortgage Securities Trust 3 .405 02/13/53 1,083,559
Series - 2020 GC45 (Class B)
5,500,000 GS Mortgage Securities Trust 2 .012 12/12/53 4,333,322
Series - 2020 GSA2 (Class A5)
148,172 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 137,919
Series - 2019 PJ2 (Class A1)
386,760 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 359,510
Series - 2019 PJ2 (Class A4)
778,651 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 654,556
Series - 2020 PJ4 (Class A4)
1,154,376 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 961,110
Series - 2020 PJ5 (Class A4)
2,162,714 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 1,676,415
Series - 2020 PJ6 (Class A4)
87,380,094 g,i GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 611,215
Series - 2021 PJ3 (Class AX1)
9,287,542 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 7,210,749
Series - 2021 PJ5 (Class A4)
11,258,983 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 9,085,695
Series - 2022 PJ2 (Class A36)
3,552,549 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 2,866,811
Series - 2022 PJ4 (Class A36)
1,002,780 g,i GS Mortgage-Backed Securities Trust 3 .632 05/25/50 829,385
Series - 2020 PJ1 (Class B2)
2,676,404 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 2,074,599
Series - 2021 PJ2 (Class A4)
13,174,221 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 10,293,940
Series - 2021 PJ6 (Class A4)
18,987,923 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 14,718,380
Series - 2021 PJ7 (Class A4)
9,753,945 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,560,715
Series - 2021 PJ8 (Class A4)
3,284,056 g,i GS Mortgage-Backed Securities Trust 2 .713 01/25/52 2,421,469
Series - 2021 PJ7 (Class B2)
8,617,701 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 6,679,962
Series - 2021 PJ10 (Class A4)
8,429,396 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 7,189,795
Series - 2022 PJ1 (Class A8)
2,743,114 g,i GS Mortgage-Backed Securities Trust 2 .823 05/28/52 2,095,080
Series - 2022 PJ1 (Class B2)

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 6,842,914 g,i GS Mortgage-Backed Securities Trust 3 .000% 07/25/52 $ 5,539,088
Series - 2022 INV1 (Class A4)
8,235,781 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 6,666,562
Series - 2022 GR2 (Class A4)
7,815,602 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 6,326,443
Series - 2022 HP1 (Class A4)
6,176,166 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 4,983,999
Series - 2022 PJ5 (Class A36)
5,005,313 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 4,051,617
Series - 2022 PJ6 (Class A24)
7,671,993 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 6,496,777
Series - 2023 PJ1 (Class A24)
759,011 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .777 08/19/45 696,565
Series - 2005 11 (Class 2A1A)
2,000,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 1,798,704
Series - 2016 10HY (Class A)
3,500,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 3,048,774
Series - 2016 10HY (Class C)
3,000,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 2,653,635
Series - 2016 10HY (Class B)
4,700,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 3,406,045
Series - 2019 55HY (Class D)
2,750,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 1,894,322
Series - 2019 55HY (Class E)
75,520 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .810 03/25/35 70,526
Series - 2004 11 (Class 2A1)
2,624,784 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 2,323,909
Series - 2020 NQM1 (Class A3)
1,000,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 829,074
Series - 2020 NQM1 (Class M1)
3,000,000 g JP Morgan Chase Commercial Mortgage Securities
Corp
4 .379 07/05/31 2,487,000
Series - 2018 AON (Class B)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .230 01/15/46 1,460,800
Series - 2013 C13 (Class D)
500,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 481,942
Series - 2017 JP7 (Class A3)
1,000,000 g JP Morgan Chase Commercial Mortgage Securities
Trust
3 .620 01/16/37 844,775
Series - 2020 NNN (Class DFX)
2,805,684 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .191 12/25/44 2,665,625
Series - 2015 1 (Class B1)
69,548 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 62,045
Series - 2015 3 (Class A19)
420,181 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 376,916
Series - 2015 6 (Class A13)
179,187 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 158,553
Series - 2016 1 (Class A13)
1,200,693 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 1,059,859
Series - 2017 2 (Class A13)
1,318,841 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 1,141,532
Series - 2018 3 (Class A13)
751,548 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 655,629
Series - 2018 4 (Class A13)
2,539,671 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 2,183,702
Series - 2018 5 (Class A13)
1,255,928 g,i JP Morgan Mortgage Trust 3 .356 10/26/48 1,202,973
Series - 2017 5 (Class A2)
134,623 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 123,861
Series - 2018 8 (Class A13)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 138,231 g,i JP Morgan Mortgage Trust 4 .000% 02/25/49 $ 126,610
Series - 2018 9 (Class A13)
98,137 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 90,761
Series - 2019 1 (Class A3)
51,503 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 47,406
Series - 2019 1 (Class A15)
602,249 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 6 .088 10/25/49 582,374
Series - 2019 INV1 (Class A11)
3,548,885 g,i JP Morgan Mortgage Trust 3 .833 06/25/50 2,999,327
Series - 2020 1 (Class B2)
27,305,826 g,i JP Morgan Mortgage Trust 0 .143 07/25/51 185,486
Series - 2021 3 (Class AX1)
19,462,777 g,i JP Morgan Mortgage Trust 0 .132 08/25/51 122,629
Series - 2021 4 (Class AX1)
2,160,566 g,i JP Morgan Mortgage Trust 2 .882 08/25/51 1,649,227
Series - 2021 4 (Class B2)
37,159,660 g,i JP Morgan Mortgage Trust 0 .137 10/25/51 240,999
Series - 2021 6 (Class AX1)
4,688,444 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 3,640,058
Series - 2021 6 (Class A15)
3,871,019 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 3,005,418
Series - 2021 7 (Class A15)
10,077,022 g,i JP Morgan Mortgage Trust 0 .400 12/25/51 218,757
Series - 2021 INV2 (Class AX4)
4,108,427 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 3,189,739
Series - 2021 8 (Class A15)
2,243,182 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 1,738,790
Series - 2021 10 (Class A15)
8,614,295 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 6,677,322
Series - 2021 11 (Class A15)
2,366,006 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 1,833,996
Series - 2021 12 (Class A15)
10,014,405 g,i JP Morgan Mortgage Trust 0 .500 04/25/52 268,625
Series - 2021 INV6 (Class A5X)
6,777,816 g,i JP Morgan Mortgage Trust 3 .347 04/25/52 5,427,225
Series - 2021 INV6 (Class B1)
4,341,826 g,i JP Morgan Mortgage Trust 3 .347 04/25/52 3,391,091
Series - 2021 INV6 (Class B2)
3,751,624 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 2,908,050
Series - 2021 14 (Class A15)
2,395,651 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 1,819,187
Series - 2021 LTV2 (Class A3)
12,462,911 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 9,660,554
Series - 2021 15 (Class A15)
13,064,461 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 10,126,843
Series - 2022 1 (Class A15)
22,524,330 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 18,859,732
Series - 2022 LTV1 (Class A1)
14,235,835 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 11,487,934
Series - 2022 3 (Class A25)
15,850,014 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 12,830,005
Series - 2022 2 (Class A25)
7,009,406 g,i JP Morgan Mortgage Trust 3 .000 09/25/52 5,696,654
Series - 2022 INV3 (Class A6)
9,849,966 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 8,302,760
Series - 2022 LTV2 (Class A6)
8,465,834 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 6,852,782
Series - 2022 4 (Class A17A)
5,406,000 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 4,375,959
Series - 2022 6 (Class A17A)

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 6,255,313 g,i JP Morgan Mortgage Trust 3 .000% 12/25/52 $ 5,063,447
Series - 2022 7 (Class 1A17)
4,000,357 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 3,732,676
Series - 2023 1 (Class A15A)
3,552,698 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 3,387,831
Series - 2023 1 (Class A15B)
2,612,876 JPMBB Commercial Mortgage Securities Trust 3 .493 08/15/47 2,556,704
Series - 2014 C21 (Class A4)
4,500,000 i JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 4,238,904
Series - 2014 C23 (Class B)
1,500,000 i JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 1,395,310
Series - 2014 C23 (Class C)
1,000,000 JPMBB Commercial Mortgage Securities Trust 3 .898 02/15/48 917,929
Series - 2015 C27 (Class B)
2,000,000 i JPMBB Commercial Mortgage Securities Trust 3 .917 05/15/48 1,879,354
Series - 2015 C29 (Class AS)
1,600,000 i JPMBB Commercial Mortgage Securities Trust 4 .118 05/15/48 1,460,416
Series - 2015 C29 (Class B)
6,000,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 5,591,204
Series - 2015 C31 (Class AS)
6,885,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 5,671,112
Series - 2015 C31 (Class B)
3,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 2,341,148
Series - 2015 C31 (Class C)
1,400,000 JPMBB Commercial Mortgage Securities Trust 3 .227 10/15/48 1,320,957
Series - 2015 C28 (Class A4)
3,016,000 JPMBB Commercial Mortgage Securities Trust 4 .023 12/15/48 2,806,035
Series - 2015 C33 (Class AS)
745,000 i JPMBB Commercial Mortgage Securities Trust 4 .790 12/15/48 653,460
Series - 2015 C33 (Class C)
10,425,000 JPMBB Commercial Mortgage Securities Trust 3 .576 03/17/49 9,789,853
Series - 2016 C1 (Class A5)
2,645,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .359 03/17/49 2,143,742
Series - 2016 C1 (Class D1)
1,606,000 i JPMBB Commercial Mortgage Securities Trust 4 .859 03/17/49 1,430,129
Series - 2016 C1 (Class C)
862,854 JPMCC Commercial Mortgage Securities Trust 3 .457 03/15/50 817,885
Series - 2017 JP5 (Class A4)
2,000,000 i JPMCC Commercial Mortgage Securities Trust 3 .777 09/15/50 1,550,538
Series - 2017 JP7 (Class C)
2,500,000 JPMCC Commercial Mortgage Securities Trust 3 .123 06/13/52 2,149,481
Series - 2019 COR5 (Class A3)
5,554,000 JPMDB Commercial Mortgage Securities Trust 2 .180 05/13/53 4,486,783
Series - 2020 COR7 (Class A5)
6,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 4,742,723
Series - 2020 COR7 (Class AS)
1,260,682 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 1,155,498
Series - 2013 GCP (Class A1)
752,416 g LSTAR Commercial Mortgage Trust 2 .579 03/10/49 751,096
Series - 2016 4 (Class A2)
12,000,000 g,i MAD Mortgage Trust 3 .294 08/15/34 11,043,323
Series - 2017 330M (Class A)
1,500,000 g,i Manhattan West 2 .413 09/10/39 1,268,723
Series - 2020 1MW (Class B)
1,601,348 i Merrill Lynch Mortgage Investors Trust LIBOR 1 M + 0.520% 2 .278 01/25/37 1,489,334
Series - 2006 WMC1 (Class A1B)
2,838,817 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 2,578,394
Series - 2014 C19 (Class LNC1)
896,941 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 798,531
Series - 2014 C19 (Class LNC2)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,500,000 i Morgan Stanley Bank of America Merrill Lynch Trust 5 .037% 02/15/47 $ 1,470,165
Series - 2014 C14 (Class B)
1,305,000 i Morgan Stanley Bank of America Merrill Lynch Trust 5 .227 02/15/47 1,272,424
Series - 2014 C14 (Class C)
2,070,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .832 12/15/47 1,967,505
Series - 2014 C19 (Class AS)
3,500,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 3,246,201
Series - 2014 C19 (Class B)
33,385 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 32,678
Series - 2015 C20 (Class ASB)
5,938,073 Morgan Stanley Bank of America Merrill Lynch Trust 3 .652 03/15/48 5,557,406
Series - 2015 C21 (Class AS)
3,360,000 Morgan Stanley Bank of America Merrill Lynch Trust 3 .561 04/15/48 3,140,380
Series - 2015 C22 (Class AS)
7,880,828 Morgan Stanley Capital I Trust 2 .606 08/15/49 7,469,624
Series - 2016 UB11 (Class ASB)
260,237 i Morgan Stanley Capital I Trust 6 .282 12/12/49 110,374
Series - 2007 IQ16 (Class AJ)
1,300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 1,188,651
Series - 2017 HR2 (Class A4)
1,000,000 Morgan Stanley Capital I Trust 4 .177 07/15/51 929,681
Series - 2018 H3 (Class A5)
3,142,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 2,888,076
Series - 2018 H3 (Class AS)
2,702,127 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 2,318,474
Series - 2021 4 (Class A4)
7,855,285 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 6,088,979
Series - 2021 5 (Class A9)
8,313,578 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 7,134,763
Series - 2021 6 (Class A4)
5,840,284 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 4,527,063
Series - 2021 6 (Class A9)
2,000,000 g MRCD Mortgage Trust 2 .718 12/15/36 1,763,510
Series - 2019 PARK (Class D)
3,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 3,011,558
Series - 2019 PARK (Class E)
1,500,000 g,i MSDB Trust 3 .427 07/11/39 1,278,861
Series - 2017 712F (Class A)
6,300,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 5,933,637
Series - 2019 MILE (Class A)
2,500,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .026 07/15/36 2,293,474
Series - 2019 MILE (Class B)
703,488 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 653,017
Series - 2020 2PAC (Class A)
650,103 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 588,552
Series - 2019 NQM4 (Class A3)
700,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 555,083
Series - 2019 NQM4 (Class M1)
106,588 i New York Mortgage Trust LIBOR 1 M + 0.480% 5 .630 02/25/36 104,399
Series - 2005 3 (Class A1)
1,325,000 g,i NLT Trust 2 .569 08/25/56 862,967
Series - 2021 INV2 (Class M1)
10,274,613 g,i OBX Trust 2 .500 07/25/51 7,964,308
Series - 2021 J2 (Class A19)
8,351,481 g,i OBX Trust 4 .000 10/25/52 7,246,363
Series - 2022 INV5 (Class A13)
725,329 g,i OBX Trust LIBOR 1 M + 0.650% 5 .800 06/25/57 688,009
Series - 2018 1 (Class A2)
2,164,964 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,680,855
Series - 2021 1 (Class A19)

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,337,702 g,i Oceanview Mortgage Trust 4 .500% 11/25/52 $ 2,152,070
Series - 2022 1 (Class A1)
3,000,000 g One Bryant Park Trust 2 .516 09/15/54 2,443,001
Series - 2019 OBP (Class A)
20,445,000 g One Market Plaza Trust 3 .614 02/10/32 18,928,112
Series - 2017 1MKT (Class A)
1,000,000 g RBS Commercial Funding, Inc Trust 3 .511 03/11/31 848,136
Series - 2013 SMV (Class B)
14,269,252 g,i RCKT Mortgage Trust 2 .500 02/25/52 11,110,121
Series - 2022 2 (Class A22)
2,756,240 g,i RCKT Mortgage Trust 3 .500 06/25/52 2,316,873
Series - 2022 4 (Class A22)
315,326 g,i Sequoia Mortgage Trust 3 .500 05/25/45 282,737
Series - 2015 2 (Class A1)
236,462 g,i Sequoia Mortgage Trust 3 .500 02/25/47 209,310
Series - 2017 2 (Class A19)
818,600 g,i Sequoia Mortgage Trust 3 .726 09/25/47 740,417
Series - 2017 6 (Class B1)
514,932 g,i Sequoia Mortgage Trust 3 .500 03/25/48 456,268
Series - 2018 3 (Class A1)
51,699 g,i Sequoia Mortgage Trust 4 .000 09/25/48 47,602
Series - 2018 7 (Class A19)
161,096 g,i Sequoia Mortgage Trust 4 .000 06/25/49 147,573
Series - 2019 2 (Class A19)
1,389,342 g,i Sequoia Mortgage Trust 3 .500 12/25/49 1,230,597
Series - 2019 5 (Class A19)
2,757,574 g,i Sequoia Mortgage Trust 3 .000 04/25/50 2,291,404
Series - 2020 3 (Class A19)
3,939,161 g,i Sequoia Mortgage Trust 2 .500 06/25/51 3,058,323
Series - 2021 4 (Class A19)
213,475 g,i Shellpoint Co-Originator Trust 3 .500 04/25/47 188,504
Series - 2017 1 (Class A19)
10,300,000 g SLG Office Trust 2 .851 07/15/41 7,352,725
Series - 2021 OVA (Class E)
2,319,312 g,i SMR Mortgage Trust SOFR 1 M + 2.400% 7 .547 02/15/39 2,214,302
Series - 2022 IND (Class B)
38,782 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .783 02/25/48 35,937
Series - 2018 SPI1 (Class M2)
98,323 g,i STACR 3 .833 05/25/48 93,433
Series - 2018 SPI2 (Class M2)
2,250,000 UBS Commercial Mortgage Trust 4 .334 10/15/51 2,104,430
Series - 2018 C13 (Class A4)
428,001 g,i UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 392,561
Series - 2013 C5 (Class B)
1,225,000 g,i Verus Securitization Trust 3 .207 11/25/59 1,069,247
Series - 2019 4 (Class M1)
612,632 g Verus Securitization Trust 1 .733 05/25/65 554,387
Series - 2020 5 (Class A3)
7,153,433 g,i Verus Securitization Trust 2 .240 10/25/66 5,839,206
Series - 2021 7 (Class A3)
613,715 g VSE VOI Mortgage LLC 2 .330 03/20/35 596,770
Series - 2017 A (Class A)
572,182 g VSE VOI Mortgage LLC 4 .020 02/20/36 546,815
Series - 2018 A (Class C)
3,400,000 Wells Fargo Commercial Mortgage Trust 3 .808 12/15/47 3,194,442
Series - 2014 LC18 (Class AS)
2,272,000 Wells Fargo Commercial Mortgage Trust 3 .540 05/15/48 2,159,933
Series - 2015 C28 (Class A4)
2,100,000 i Wells Fargo Commercial Mortgage Trust 3 .658 05/15/48 1,939,071
Series - 2015 NXS1 (Class B)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .286% 05/15/48 $ 1,650,911
Series - 2015 NXS1 (Class D)
350,000 Wells Fargo Commercial Mortgage Trust 3 .637 06/15/48 332,165
Series - 2015 C29 (Class A4)
2,959,406 Wells Fargo Commercial Mortgage Trust 2 .825 10/15/49 2,820,532
Series - 2016 LC24 (Class ASB)
387,000 Wells Fargo Commercial Mortgage Trust 3 .635 03/15/50 354,783
Series - 2017 RB1 (Class A5)
2,000,000 Wells Fargo Commercial Mortgage Trust 3 .757 03/15/50 1,794,274
Series - 2017 RB1 (Class AS)
1,720,000 Wells Fargo Commercial Mortgage Trust 3 .467 04/15/50 1,606,216
Series - 2015 LC20 (Class AS)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .012 03/15/51 1,860,392
Series - 2018 C43 (Class A4)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 991,237
Series - 2015 NXS3 (Class D)
2,500,000 i Wells Fargo Commercial Mortgage Trust 3 .972 09/15/57 2,338,111
Series - 2015 NXS3 (Class AS)
3,350,000 Wells Fargo Commercial Mortgage Trust 3 .952 01/15/59 3,111,888
Series - 2016 C32 (Class AS)
2,500,000 i Wells Fargo Commercial Mortgage Trust 4 .887 01/15/59 2,285,781
Series - 2016 C32 (Class B)
613,172 Wells Fargo Commercial Mortgage Trust 2 .933 11/15/59 584,974
Series - 2016 C36 (Class ASB)
100,028 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 93,603
Series - 2019 2 (Class A17)
1,219,123 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 09/25/49 1,069,337
Series - 2019 4 (Class A1)
770,931 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 643,826
Series - 2020 4 (Class A17)
11,494,761 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 8,910,099
Series - 2021 2 (Class A17)
5,156,645 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 4,174,115
Series - 2021 INV1 (Class A17)
4,640,336 g,i Wells Fargo Mortgage Backed Securities Trust 3 .316 08/25/51 3,797,987
Series - 2021 INV1 (Class B1)
3,079,648 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 2,387,172
Series - 2022 2 (Class A18)
3,533,838 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 2,860,513
Series - 2022 INV1 (Class A18)
6,111,462 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 5,137,244
Series - 2022 INV1 (Class A17)
3,177,017 i WFRBS Commercial Mortgage Trust 4 .079 03/15/46 3,163,394
Series - 2013 UBS1 (Class A4)
3,500,000 i WFRBS Commercial Mortgage Trust 4 .162 12/15/46 3,448,929
Series - 2013 C18 (Class A5)
1,664,000 i WFRBS Commercial Mortgage Trust 4 .996 12/15/46 1,566,194
Series - 2013 C18 (Class C)
2,225,281 WFRBS Commercial Mortgage Trust 3 .995 05/15/47 2,167,161
Series - 2014 C20 (Class A5)
189,733 g,i WinWater Mortgage Loan Trust 3 .919 06/20/44 157,509
Series - 2014 1 (Class B4)
5,220,926 g,i Woodward Capital Management 3 .000 05/25/52 4,226,148
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 1,220,689,728
TOTAL STRUCTURED ASSETS 1,751,772,143
(Cost $1,956,009,998)
SHARES
REFERENCERATE & SPREAD

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 0.0%
MATERIALS - 0 .0%
363,958 * Petra Diamonds Ltd $ 310,909
TOTAL MATERIALS 310,909
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
10,391 *,† Bright Bidco BV 4,244
7,607 * Bright Bidco BV 6,321
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 10,565
TELECOMMUNICATION SERVICES - 0 .0%
4,815 * Avaya, Inc 60,187
1,010 *,† Avaya, Inc 9,988
TOTAL TELECOMMUNICATION SERVICES 70,175
TOTAL COMMON STOCKS 391,649
(Cost $949,850)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0 .1%
200,000 Morgan Stanley 4,908,000
208,700 e Morgan Stanley 5,417,852
TOTAL FINANCIAL SERVICES 10,325,852
TOTAL PREFERRED STOCKS 10,325,852
(Cost $10,877,500)
TOTAL LONG-TERM INVESTMENTS 9,365,665,121
(Cost $10,304,571,488)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.6%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 08/30/23 4,960,851
10,000,000 FHLB 0 .000 09/15/23 9,899,048
6,250,000 Federal Home Loan Mortgage Corp (FHLMC) 0 .000 07/17/23 6,238,268
10,000,000 Tennessee Valley Authority (TVA) 0 .000 07/05/23 9,997,316
TOTAL GOVERNMENT AGENCY DEBT 31,095,483
REPURCHASE AGREEMENT - 0 .8%
73,230,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 73,230,000
TOTAL REPURCHASE AGREEMENT 73,230,000
TREASURY DEBT - 0 .5%
1,700,000 United States Treasury Bill 0 .000 09/07/23 1,683,996
50,000,000 United States Treasury Bill 0 .000 11/02/23 49,118,360
TOTAL TREASURY DEBT 50,802,356
TOTAL SHORT-TERM INVESTMENTS 155,127,839
(Cost $155,221,385)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
81,121,762 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 81,121,762
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 81,121,762
(Cost $81,121,762)

See Notes to Portfolios of Investments
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION RATE
EXP
VALUE
TOTAL INVESTMENTS - 100.3% $ 9,601,914,722
(Cost $10,540,914,635)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (31,902,590)
NET ASSETS - 100.0% $ 9,570,012,132
AVG Average
CME Chicago Mercantile Exchange
CNY Chinese Yuan
D Day
DOP Dominican Republic Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
RSD Serbian Dinar
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $78,551,204.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $73,230,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $74,694,675.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 3,528,241 EUR 3,202,555 Citibank N.A. 07/14/23  $ 31,088
EUR Euro

Core Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Credit Default Swaps - Centrally Cleared
PURCHASED
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS40V1-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 06/20/28 $ 49,000,000 $ 1,443,448 $ 1,062,098 $ 381,349
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/28 $ 40,000,000 $ (1,178,325) $ (183,415) $ (994,910)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 37,000,000 (1,089,950) (262,109) (827,841)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 15,000,000 (441,872) (161,571) (280,301)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 60,000,000 (1,767,487) (646,519) (1,120,968)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 43,000,000 (1,266,699) (605,749) (660,950)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 46,000,000 (1,355,073) (755,402) (599,671)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 22,000,000 (648,079) (195,302) (452,776)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 40,000,000 (1,178,325) (912,463) (265,862)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 17,000,000 (500,788) (430,387) (70,401)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 15,000,000 (441,872) (211,317) (230,555)
Total $ (9,868,469) $ (4,364,234) $ (5,504,235)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments
Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.5%
BANK LOAN OBLIGATIONS - 0.7%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
$ 15,720,000 i LTR Intermediate Holdings, Inc LIBOR 4 M + 4.500% 9 .654% 05/05/28 $ 14,043,226
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 14,043,226
CONSUMER DURABLES & APPAREL - 0 .0%
300,000 † KDC Agribusiness Fairless Hills LLC 0 .000 09/17/23 300,000
TOTAL CONSUMER DURABLES & APPAREL 300,000
UTILITIES - 0 .5%
6,698,588 i Exgen Renewables IV LLC SOFR 4 M + 2.500% 8 .025 12/15/27 6,667,205
2,493,719 i TerraForm Power Operating LLC SOFR 4 M + 2.500% 7 .842 05/21/29 2,471,899
18,816,700 h,i TerraForm Power Operating LLC SOFR 3 M + 2.750% 7 .430 05/30/29 18,652,054
TOTAL UTILITIES 27,791,158
TOTAL BANK LOAN OBLIGATIONS 42,134,384
(Cost $43,667,152)
CORPORATE BONDS - 29 .3%
AUTOMOBILES & COMPONENTS - 0 .6%
6,650,000 Ford Motor Co 3 .250 02/12/32 5,231,451
11,866,000 Magna International, Inc 3 .625 06/15/24 11,629,119
11,025,000 Magna International, Inc 2 .450 06/15/30 9,334,603
2,260,000 g ZF North America Capital, Inc 6 .875 04/14/28 2,288,666
4,980,000 g ZF North America Capital, Inc 7 .125 04/14/30 5,064,929
TOTAL AUTOMOBILES & COMPONENTS 33,548,768
BANKS - 3 .7%
13,950,000 g ABN AMRO Bank NV 2 .470 12/13/29 11,677,059
5,000,000 Bank of America Corp 2 .687 04/22/32 4,143,732
10,000,000 Bank of Montreal 3 .803 12/15/32 8,814,955
3,250,000 g BNP Paribas S.A. 1 .904 09/30/28 2,768,036
6,250,000 Citigroup, Inc 0 .776 10/30/24 6,139,635
3,125,000 i Citigroup, Inc SOFR + 0.694% 5 .330 01/25/26 3,111,791
4,250,000 HSBC Holdings plc 5 .210 08/11/28 4,155,501
9,925,000 HSBC Holdings plc 6 .161 03/09/29 10,009,463
13,750,000 HSBC Holdings plc 2 .206 08/17/29 11,502,797
6,575,000 HSBC Holdings plc 5 .402 08/11/33 6,428,148
10,000,000 g ING Groep NV 1 .400 07/01/26 9,104,669
8,300,000 ING Groep NV 4 .017 03/28/28 7,787,083
8,808,000 ING Groep NV 2 .727 04/01/32 7,266,053
6,250,000 g Intesa Sanpaolo S.p.A 3 .250 09/23/24 5,995,261
7,200,000 g Intesa Sanpaolo S.p.A 4 .000 09/23/29 6,253,368
3,650,000 g Intesa Sanpaolo S.p.A 6 .625 06/20/33 3,636,607
6,000,000 g Intesa Sanpaolo S.p.A 4 .950 06/01/42 3,951,471
12,500,000 g Intesa Sanpaolo S.p.A 7 .778 06/20/54 12,453,073
5,000,000 JPMorgan Chase & Co 1 .040 02/04/27 4,452,741
10,990,000 JPMorgan Chase & Co 3 .650 N/A‡ 9,672,849
2,750,000 Lloyds Banking Group plc 4 .500 11/04/24 2,669,684
10,100,000 Lloyds Banking Group plc 5 .871 03/06/29 10,014,676
9,000,000 Mizuho Financial Group, Inc 5 .778 07/06/29 9,022,207
2,450,000 Morgan Stanley Bank NA 4 .754 04/21/26 2,413,917
9,500,000 g National Australia Bank Ltd 2 .332 08/21/30 7,403,702

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 12,150,000 National Bank of Canada 0 .550% 11/15/24 $ 11,896,016
5,616,000 Santander Holdings USA, Inc 5 .807 09/09/26 5,515,711
7,000,000 g Shinhan Financial Group Co Ltd 3 .340 02/05/30 6,687,737
15,000,000 g UniCredit S.p.A 2 .569 09/22/26 13,539,361
3,600,000 g UniCredit S.p.A 5 .459 06/30/35 3,055,138
11,570,000 g United Overseas Bank Ltd 2 .000 10/14/31 10,158,399
TOTAL BANKS 221,700,840
CAPITAL GOODS - 0 .3%
10,000,000 Otis Worldwide Corp 3 .112 02/15/40 7,721,892
6,275,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 5 .520 03/11/24 6,282,299
7,500,000 g Triton Container International Ltd 1 .150 06/07/24 7,112,366
TOTAL CAPITAL GOODS 21,116,557
COMMERCIAL & PROFESSIONAL SERVICES - 0 .7%
9,500,000 Automatic Data Processing, Inc 1 .700 05/15/28 8,338,571
12,875,000 Automatic Data Processing, Inc 1 .250 09/01/30 10,438,275
9,500,000 Mather Foundation 2 .675 10/01/31 7,886,187
4,600,000 Republic Services, Inc 5 .000 04/01/34 4,589,667
15,760,000 Rockefeller Foundation 2 .492 10/01/50 10,238,876
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 41,491,576
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .5%
2,800,000 Advance Auto Parts, Inc 1 .750 10/01/27 2,329,897
11,000,000 Lowe's Cos, Inc 4 .800 04/01/26 10,891,626
5,575,000 Lowe's Cos, Inc 5 .150 07/01/33 5,572,981
5,525,000 Lowe's Cos, Inc 2 .800 09/15/41 3,907,543
5,300,000 Lowe's Cos, Inc 5 .750 07/01/53 5,400,468
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 28,102,515
CONSUMER DURABLES & APPAREL - 0 .1%
5,270,000 Whirlpool Corp 2 .400 05/15/31 4,274,832
TOTAL CONSUMER DURABLES & APPAREL 4,274,832
CONSUMER SERVICES - 1 .4%
3,419,800 BB Blue Financing DAC 4 .395 09/20/29 3,358,306
2,800,000 Bush Foundation 2 .754 10/01/50 1,875,021
10,750,000 Conservation Fund 3 .474 12/15/29 9,303,951
4,040,000 Henry J Kaiser Family Foundation 3 .356 12/01/25 3,777,968
7,125,000 h Hyatt Hotels Corp 5 .750 01/30/27 7,106,713
11,525,000 Massachusetts Higher Education Assistance Corp 2 .673 07/01/31 9,084,327
7,850,000 i Nature Conservancy LIBOR 3 M + 1.080% 6 .379 02/01/24 7,867,063
8,231,000 Nature Conservancy 3 .957 03/01/52 6,992,771
4,100,000 New York Public Library Astor Lenox & Tilden
Foundations
4 .305 07/01/45 3,508,612
9,775,000 Preservation Of Affordable Housing, Inc 4 .479 12/01/32 9,314,295
60,000 Salvation Army 5 .637 09/01/26 59,588
5,000,000 Salvation Army 4 .528 09/01/48 4,478,226
6,350,000 Starbucks Corp 2 .450 06/15/26 5,916,508
11,440,000 Wisconsin Alumni Research Foundation 3 .564 10/01/49 8,133,800
5,000,000 YMCA of Greater New York 5 .021 08/01/38 4,452,537
1,500,000 YMCA of Greater New York 5 .151 08/01/48 1,301,345
TOTAL CONSUMER SERVICES 86,531,031
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
10,750,000 SYSCO Corp 2 .400 02/15/30 9,155,991
18,025,000 Walmart, Inc 1 .800 09/22/31 14,965,951
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,121,942
ENERGY - 2 .0%
10,000,000 g Aker BP ASA 4 .000 01/15/31 8,893,075
9,275,000 g Aker BP ASA 6 .000 06/13/33 9,278,290

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 4,360,000 BP Capital Markets America, Inc 4 .812% 02/13/33 $ 4,296,634
6,050,000 BP Capital Markets America, Inc 4 .893 09/11/33 5,987,529
9,875,000 BP Capital Markets America, Inc 2 .772 11/10/50 6,531,632
2,650,000 Cenovus Energy, Inc 2 .650 01/15/32 2,139,121
8,088,000 Cheniere Energy Partners LP 4 .000 03/01/31 7,121,399
4,850,000 g Cheniere Energy Partners LP 5 .950 06/30/33 4,864,113
8,875,000 ConocoPhillips Co 5 .300 05/15/53 9,027,297
3,528,000 EQT Corp 6 .125 02/01/25 3,508,173
2,000,000 Equinor ASA 3 .700 03/01/24 1,974,454
7,725,000 Equinor ASA 2 .375 05/22/30 6,705,485
3,000,000 Equinor ASA 3 .950 05/15/43 2,571,012
9,110,000 Equinor ASA 3 .250 11/18/49 6,838,183
1,925,000 ONEOK, Inc 4 .000 07/13/27 1,801,648
3,350,000 ONEOK, Inc 4 .950 07/13/47 2,760,573
6,100,000 ONEOK, Inc 4 .450 09/01/49 4,623,151
6,825,000 Pioneer Natural Resources Co 5 .100 03/29/26 6,784,055
6,600,000 g Santos Finance Ltd 3 .649 04/29/31 5,479,243
2,120,000 e,g Sunnova Energy Corp 5 .875 09/01/26 1,937,676
12,850,000 Total Capital International S.A. 2 .986 06/29/41 9,782,348
11,550,000 Total Capital International S.A. 3 .127 05/29/50 8,387,732
TOTAL ENERGY 121,292,823
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .4%
8,800,000 Federal Realty Investment Trust 1 .250 02/15/26 7,856,709
3,500,000 g HAT Holdings I LLC 3 .375 06/15/26 3,136,852
3,900,000 Host Hotels & Resorts LP 2 .900 12/15/31 3,066,023
9,157,000 Regency Centers LP 3 .750 06/15/24 8,890,622
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 22,950,206
FINANCIAL SERVICES - 3 .7%
9,400,000 i AerCap Ireland Capital DAC SOFR + 0.680% 5 .772 09/29/23 9,386,953
10,000,000 g BPCE S.A. 2 .045 10/19/27 8,719,431
5,107,000 g BPCE S.A. 3 .116 10/19/32 3,941,719
11,645,000 Community Preservation Corp 2 .867 02/01/30 9,760,157
5,820,000 Enterprise Community Loan Fund, Inc 4 .152 11/01/28 5,251,723
5,000,000 g Federation des Caisses Desjardins du Quebec 0 .450 10/07/23 4,929,308
5,625,000 g Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 5,618,370
10,000,000 Ford Foundation 2 .815 06/01/70 6,183,343
10,000,000 Goldman Sachs Group, Inc 0 .855 02/12/26 9,214,504
4,500,000 Low Income Investment Fund 3 .386 07/01/26 4,227,937
10,000,000 Low Income Investment Fund 3 .711 07/01/29 8,970,194
7,725,000 Mastercard, Inc 1 .900 03/15/31 6,420,633
14,500,000 Morgan Stanley 0 .791 01/22/25 14,051,475
11,950,000 Morgan Stanley 0 .985 12/10/26 10,654,697
2,211,000 National Rural Utilities Cooperative Finance Corp 3 .400 11/15/23 2,191,669
6,500,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 6,024,721
11,600,000 g,i NatWest Markets plc SOFR + 0.530% 5 .619 08/12/24 11,529,431
6,775,000 g NongHyup Bank 4 .875 07/03/28 6,685,754
1,869,000 Reinvestment Fund, Inc 3 .166 11/01/23 1,850,443
3,000,000 Reinvestment Fund, Inc 3 .600 02/15/24 2,958,124
2,500,000 Reinvestment Fund, Inc 3 .366 11/01/24 2,419,868
5,000,000 Reinvestment Fund, Inc 3 .513 11/01/25 4,692,092
5,000,000 Reinvestment Fund, Inc 3 .880 02/15/27 4,678,460
2,945,000 g Starwood Property Trust, Inc 4 .375 01/15/27 2,536,381
22,500,000 State Street Corp 5 .159 05/18/34 22,365,362
8,650,000 Toyota Motor Credit Corp 2 .150 02/13/30 7,400,011
9,000,000 g UBS Group AG. 1 .494 08/10/27 7,729,480
10,000,000 g UBS Group AG. 2 .746 02/11/33 7,788,829
10,000,000 Visa, Inc 1 .100 02/15/31 7,877,353
3,450,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 3,256,468
5,425,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 4,929,119

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 10,000,000 g WLB Asset II D Pte Ltd 6 .500% 12/21/26 $ 9,473,041
1,925,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 1,888,075
TOTAL FINANCIAL SERVICES 225,605,125
FOOD, BEVERAGE & TOBACCO - 1 .0%
3,400,000 General Mills, Inc 4 .950 03/29/33 3,369,629
10,125,000 g Mars, Inc 4 .650 04/20/31 10,053,892
7,000,000 g NBM US Holdings, Inc 6 .625 08/06/29 6,409,653
6,600,000 g Nestle Holdings, Inc 4 .950 03/14/30 6,689,938
11,125,000 g Nestle Holdings, Inc 4 .850 03/14/33 11,354,206
10,000,000 PepsiCo, Inc 3 .900 07/18/32 9,613,950
20,310,000 PepsiCo, Inc 2 .875 10/15/49 15,252,745
TOTAL FOOD, BEVERAGE & TOBACCO 62,744,013
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
9,825,000 CVS Health Corp 5 .300 06/01/33 9,809,741
14,000,000 CVS Health Corp 5 .050 03/25/48 12,904,398
2,250,000 Mary Free Bed Rehabilitation Hospital 3 .786 04/01/51 1,652,537
7,075,000 McKesson Corp 5 .250 02/15/26 7,048,355
10,385,000 Stanford Health Care 3 .027 08/15/51 7,215,539
TOTAL HEALTH CARE EQUIPMENT & SERVICES 38,630,570
HOUSEHOLD & PERSONAL PRODUCTS - 0 .6%
5,300,000 Procter & Gamble Co 3 .000 03/25/30 4,903,923
12,125,000 Procter & Gamble Co 1 .200 10/29/30 9,776,098
3,000,000 Unilever Capital Corp 0 .626 08/12/24 2,841,104
5,528,000 Unilever Capital Corp 2 .125 09/06/29 4,769,363
6,125,000 Unilever Capital Corp 1 .375 09/14/30 4,907,860
9,425,000 Unilever Capital Corp 2 .625 08/12/51 6,442,338
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 33,640,686
INSURANCE - 0 .6%
4,975,000 g Five Corners Funding Trust 4 .419 11/15/23 4,920,341
12,075,000 g Five Corners Funding Trust II 2 .850 05/15/30 10,257,096
5,200,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 5,201,248
5,000,000 Progressive Corp 3 .700 01/26/45 3,913,648
11,135,000 g USAA Capital Corp 2 .125 05/01/30 9,261,582
TOTAL INSURANCE 33,553,915
MATERIALS - 1 .1%
10,500,000 Air Products & Chemicals, Inc 4 .800 03/03/33 10,594,411
7,250,000 g Cemex SAB de C.V. 9 .125 N/A‡ 7,342,416
10,750,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 10,244,701
1,434,000 International Paper Co 4 .800 06/15/44 1,264,568
2,350,000 g Inversiones CMPC S.A. 6 .125 06/23/33 2,365,149
2,740,000 g LG Chem Ltd 3 .625 04/15/29 2,555,770
5,000,000 Newmont Corp 2 .250 10/01/30 4,096,460
4,015,000 g Owens-Brockway Glass Container, Inc 7 .250 05/15/31 4,065,187
9,875,000 PPG Industries, Inc 1 .200 03/15/26 8,845,548
3,500,000 Sonoco Products Co 1 .800 02/01/25 3,267,178
5,525,000 Sonoco Products Co 2 .250 02/01/27 4,936,462
10,000,000 Teck Resources Ltd 3 .900 07/15/30 9,096,687
TOTAL MATERIALS 68,674,537
MEDIA & ENTERTAINMENT - 0 .3%
2,308,800 g Air Canada 2017-, Cl A Pass Through Trust 3 .550 01/15/30 1,973,418
10,000,000 Alphabet, Inc 1 .100 08/15/30 8,089,694
11,250,000 e Comcast Corp 4 .650 02/15/33 11,168,044
TOTAL MEDIA & ENTERTAINMENT 21,231,156

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2 .2%
$ 13,450,000 Amgen, Inc 5 .250% 03/02/33 $ 13,467,156
4,800,000 Amgen, Inc 5 .600 03/02/43 4,814,525
10,800,000 Amgen, Inc 5 .650 03/02/53 10,937,215
4,800,000 Bristol-Myers Squibb Co 2 .350 11/13/40 3,372,815
10,000,000 Bristol-Myers Squibb Co 3 .550 03/15/42 8,291,244
12,550,000 Merck & Co, Inc 2 .150 12/10/31 10,398,182
8,800,000 Merck & Co, Inc 2 .750 12/10/51 6,069,662
7,000,000 PerkinElmer, Inc 2 .250 09/15/31 5,616,555
6,650,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 6,590,749
8,375,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 8,343,445
11,475,000 Pfizer Investment Enterprises Pte Ltd 5 .110 05/19/43 11,501,030
15,000,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 15,595,219
10,000,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 10,119,482
5,400,000 Pfizer, Inc 1 .750 08/18/31 4,395,266
10,000,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 8,310,507
8,500,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 5,986,917
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 133,809,969
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
8,000,000 National Community Renaissance of California 3 .270 12/01/32 6,646,781
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,646,781
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
10,050,000 Intel Corp 4 .150 08/05/32 9,549,643
8,158,000 NXP BV 3 .400 05/01/30 7,217,937
2,850,000 g SK Hynix, Inc 2 .375 01/19/31 2,198,522
13,350,000 Texas Instruments, Inc 5 .050 05/18/63 13,376,463
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 32,342,565
SOFTWARE & SERVICES - 0 .0%
3,250,000 Autodesk, Inc 2 .400 12/15/31 2,659,431
TOTAL SOFTWARE & SERVICES 2,659,431
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .1%
5,750,000 Apple, Inc 3 .000 06/20/27 5,444,792
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 5,444,792
TELECOMMUNICATION SERVICES - 0 .3%
9,000,000 i Verizon Communications, Inc SOFR Compounded Index +
0.790%
5 .882 03/20/26 9,010,780
14,225,000 Verizon Communications, Inc 2 .550 03/21/31 11,876,922
TOTAL TELECOMMUNICATION SERVICES 20,887,702
TRANSPORTATION - 0 .1%
6,000,000 e Norfolk Southern Corp 2 .300 05/15/31 4,984,259
TOTAL TRANSPORTATION 4,984,259
UTILITIES - 8 .0%
7,500,000 AES Corp 5 .450 06/01/28 7,364,527
4,000,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 3,180,000
12,350,000 Ameren Illinois Co 2 .900 06/15/51 8,307,554
4,500,000 Atlantic City Electric Co 2 .300 03/15/31 3,715,219
5,420,000 e,g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 4,828,729
3,345,000 Avangrid, Inc 3 .150 12/01/24 3,208,278
7,500,000 Avangrid, Inc 3 .800 06/01/29 6,834,812
2,025,000 Avista Corp 4 .350 06/01/48 1,748,025
5,025,000 g Azure Power Solar Energy Pvt Ltd 5 .650 12/24/24 4,221,000
7,050,000 g Brooklyn Union Gas Co 4 .632 08/05/27 6,758,493
10,000,000 g Brooklyn Union Gas Co 4 .866 08/05/32 9,365,244
9,850,000 CenterPoint Energy Houston Electric LLC 2 .350 04/01/31 8,260,390
2,986,000 CenterPoint Energy Houston Electric LLC 3 .350 04/01/51 2,227,663
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,622,176

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 8,850,000 g Colbun S.A. 3 .150% 01/19/32 $ 7,478,250
14,500,000 Commonwealth Edison Co 2 .750 09/01/51 9,369,753
6,475,000 g Consorcio Transmantaro SA 4 .700 04/16/34 5,995,994
5,438,000 Consumers Energy Co 2 .500 05/01/60 3,121,502
5,213,196 g Continental Wind LLC 6 .000 02/28/33 5,265,233
7,115,000 Dominion Energy, Inc 3 .600 03/15/27 6,705,826
8,325,000 Dominion Energy, Inc 4 .350 N/A‡ 6,994,012
4,850,000 Dominion Energy, Inc (Step Bond) 3 .071 08/15/24 4,684,139
16,725,000 DTE Electric Co 1 .900 04/01/28 14,632,394
9,025,000 DTE Electric Co 3 .250 04/01/51 6,527,777
12,000,000 DTE Energy Co 2 .850 10/01/26 11,036,716
3,688,000 Duke Energy Carolinas LLC 2 .850 03/15/32 3,134,548
10,000,000 Duke Energy Florida LLC 2 .500 12/01/29 8,633,486
8,875,000 Duke Energy Florida LLC 3 .000 12/15/51 6,079,885
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 916,844
7,059,000 g Electricite de France S.A. 3 .625 10/13/25 6,780,327
4,250,000 Evergy, Inc 2 .550 07/01/26 3,935,634
6,375,000 Florida Power & Light Co 4 .625 05/15/30 6,273,898
4,275,000 Florida Power & Light Co 4 .800 05/15/33 4,244,201
8,882,000 Georgia Power Co 3 .250 04/01/26 8,420,925
250,000 Georgia Power Co 3 .250 03/15/51 176,161
8,700,000 Georgia Power Co 5 .125 05/15/52 8,447,939
7,827,525 g India Cleantech Energy 4 .700 08/10/26 6,832,647
9,700,000 Interstate Power & Light Co 3 .500 09/30/49 7,054,328
7,925,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 7,914,935
10,750,000 g Liberty Utilities Finance GP 2 .050 09/15/30 8,351,804
2,498,000 g Massachusetts Electric Co 1 .729 11/24/30 1,909,704
6,875,000 MidAmerican Energy Co 3 .100 05/01/27 6,421,584
12,626,000 National Fuel Gas Co 5 .500 01/15/26 12,446,276
5,600,000 National Fuel Gas Co 5 .500 10/01/26 5,460,181
200,000 National Fuel Gas Co 3 .950 09/15/27 183,775
3,400,000 National Fuel Gas Co 4 .750 09/01/28 3,222,087
11,274,000 National Fuel Gas Co 2 .950 03/01/31 9,018,927
11,250,000 g New York State Electric & Gas Corp 2 .150 10/01/31 8,784,323
10,500,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 8,389,862
5,250,000 Northwest Natural Gas Co 3 .078 12/01/51 3,496,404
6,675,000 Pacific Gas and Electric Co 6 .700 04/01/53 6,553,083
10,750,000 PacifiCorp 2 .900 06/15/52 6,698,862
1,109,000 PacifiCorp 5 .350 12/01/53 1,013,080
7,025,000 PacifiCorp 5 .500 05/15/54 6,590,865
7,075,000 Piedmont Natural Gas Co, Inc 3 .350 06/01/50 4,845,955
3,625,000 Public Service Co of Colorado 3 .200 03/01/50 2,558,376
6,150,000 Public Service Electric & Gas Co 3 .200 08/01/49 4,544,066
4,875,000 Public Service Electric and Gas Co 4 .650 03/15/33 4,782,744
7,675,000 Public Service Electric and Gas Co 5 .125 03/15/53 7,733,911
7,500,000 San Diego Gas & Electric Co 4 .150 05/15/48 6,254,775
13,988,000 San Diego Gas & Electric Co 2 .950 08/15/51 9,464,482
2,882,136 SCE Recovery Funding LLC 1 .977 11/15/28 2,616,280
7,100,000 SCE Recovery Funding LLC 2 .943 11/15/42 5,756,622
2,640,000 SCE Recovery Funding LLC 3 .240 11/15/46 1,932,715
3,000,000 Sempra Energy 4 .875 N/A‡ 2,790,205
6,250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 5,348,250
2,217,715 g Solar Star Funding LLC 3 .950 06/30/35 1,961,379
4,471,034 g Solar Star Funding LLC 5 .375 06/30/35 4,401,970
750,000 Southern California Edison Co 2 .750 02/01/32 627,241
5,000,000 Southern California Edison Co 3 .450 02/01/52 3,576,016
9,538,000 Southern Power Co 4 .150 12/01/25 9,304,922
7,000,000 Southwestern Electric Power Co 3 .250 11/01/51 4,694,719
2,875,000 Southwestern Public Service Co 3 .750 06/15/49 2,203,232
18,529,000 Southwestern Public Service Co 3 .150 05/01/50 12,894,953
4,702,640 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 4,604,024

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 16,550,860 g Sweihan PV Power Co PJSC 3 .625% 01/31/49 $ 13,314,308
2,000,000 g TerraForm Power Operating LLC 5 .000 01/31/28 1,841,320
7,031,151 g Topaz Solar Farms LLC 4 .875 09/30/39 6,433,503
4,250,710 g Topaz Solar Farms LLC 5 .750 09/30/39 4,168,055
7,945,676 g UEP Penonome II S.A. 6 .500 10/01/38 5,956,340
15,000,000 Union Electric Co 2 .150 03/15/32 12,004,867
16,400,000 Union Electric Co 2 .625 03/15/51 10,497,144
3,625,000 g Vistra Corp 7 .000 N/A‡ 3,162,812
TOTAL UTILITIES 482,115,467
TOTAL CORPORATE BONDS 1,778,102,058
(Cost $2,020,950,134)
GOVERNMENT BONDS - 52 .7%
AGENCY SECURITIES - 4 .3%
1,390,000 Canal Barge Co, Inc 4 .500 11/12/34 1,346,551
12,704,236 Crowley Conro LLC 4 .181 08/15/43 12,297,695
334,188 Ethiopian Leasing LLC 2 .566 08/14/26 318,776
18,700,000 e Federal Home Loan Mortgage Corp (FHLMC) 0 .250 08/24/23 18,569,127
13,600,000 FHLMC 0 .250 09/08/23 13,476,506
22,692,000 e FHLMC 0 .250 12/04/23 22,201,926
25,000,000 FHLMC 1 .540 08/17/35 17,795,084
17,500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 17,484,169
8,600,000 FNMA 0 .625 04/22/25 7,953,414
16,800,000 FNMA 0 .875 08/05/30 13,504,488
9,000,000 FNMA 1 .625 08/24/35 6,431,484
10,000,000 g GPS Blue Financing DAC 5 .645 11/09/41 10,347,900
7,909,000 Hashemite Kingdom of Jordan Government AID Bond 3 .000 06/30/25 7,527,157
3,677,559 HNA LLC 2 .369 09/18/27 3,444,219
1,190,000 i Housing and Urban Development Corp Ltd LIBOR 6 M + 0.035% 5 .086 09/15/30 1,181,785
138,887 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 5 .609 08/19/23 138,830
138,884 i Jupiter Aircraft Leasing LLC LIBOR 3 M + 0.240% 5 .760 09/22/23 138,777
4,496,817 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 4,015,548
11,242,042 OPIC 2 .360 10/15/29 10,234,506
782,400 OPIC 4 .140 05/15/30 760,055
8,569,121 OPIC 3 .430 06/01/33 7,932,983
5,241,720 OPIC 2 .040 06/15/35 4,389,182
9,342,650 OPIC 2 .290 07/15/38 7,795,873
5,138,458 OPIC 2 .450 07/15/38 4,337,749
2,900,000 Private Export Funding Corp (PEFCO) 3 .250 06/15/25 2,792,488
6,950,000 PEFCO 3 .900 10/15/27 6,808,596
14,406,094 Thirax  LLC 0 .968 01/14/33 12,128,942
3,633,092 Thirax 2 LLC 2 .320 01/22/34 3,222,428
3,850,000 Tote Shipholdings LLC 3 .400 10/16/40 3,568,741
2,549,000 Tote Shipholdings LLC 3 .450 01/22/41 2,352,272
1,775,000 United States International Development Finance Corp 1 .440 04/15/28 1,549,101
1,000,000 United States International Development Finance Corp 1 .650 04/15/28 880,297
1,386,519 United States International Development Finance Corp 1 .050 10/15/29 1,206,804
4,017,340 United States International Development Finance Corp 1 .670 07/15/38 3,200,692
2,500,000 US Department of Housing and Urban Development
(HUD)
2 .618 08/01/23 2,493,509
2,000,000 HUD 2 .800 08/01/23 1,995,040
352,000 HUD 2 .910 08/01/23 351,189
2,152,000 HUD 2 .960 08/01/24 2,101,089
3,726,000 HUD 2 .870 08/01/27 3,472,071
420,000 HUD 5 .380 08/01/27 420,362
4,675,000 HUD 2 .985 08/01/28 4,342,467
1,931,000 HUD 3 .185 08/01/29 1,788,705
1,750,000 HUD 3 .585 08/01/37 1,554,134
708,333 VCM Lease S.A. 2 .516 09/28/27 665,616
4,110,000 Vessel Management Services, Inc 3 .432 08/15/36 3,830,210
7,695,000 Vessel Management Services, Inc 3 .477 01/16/37 7,194,903

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 1,844,838 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 5 .972% 06/26/24 $ 1,845,386
TOTAL AGENCY SECURITIES 263,388,826
FOREIGN GOVERNMENT BONDS - 8 .9%
11,850,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 10,637,433
1,000,000 e Asian Development Bank 2 .125 03/19/25 951,277
9,670,000 Asian Development Bank 4 .625 06/13/25 9,602,635
9,732,000 Asian Development Bank 1 .750 08/14/26 8,947,520
12,694,000 Asian Development Bank 3 .125 09/26/28 12,002,075
12,500,000 e Asian Development Bank 1 .500 03/04/31 10,385,608
14,500,000 Asian Development Bank 3 .875 06/14/33 14,330,265
EUR 7,925,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 6,291,247
10,000,000 BB Blue Financing DAC 4 .395 09/20/37 9,981,211
7,500,000 g BNG Bank NV 2 .625 02/27/24 7,352,718
17,250,000 g BNG Bank NV 3 .500 05/19/28 16,589,855
CLP 8,475,000,000 g Bonos de la Tesoreria de la Republica en pesos 2 .300 10/01/28 9,179,475
8,500,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 7,697,814
4,750,000 g Caisse d'Amortissement de la Dette Sociale 1 .375 01/20/31 3,860,875
5,000,000 g Caisse d'Amortissement de la Dette Sociale 2 .125 01/26/32 4,273,844
19,600,000 Canada Government International Bond 2 .875 04/28/25 18,872,111
16,020,000 Canada Government International Bond 3 .750 04/26/28 15,677,557
7,000,000 g CDP Financial, Inc 1 .000 05/26/26 6,278,176
5,975,000 g Central American Bank for Economic Integration 5 .000 02/09/26 5,906,863
4,625,000 Council Of Europe Development Bank 3 .000 06/16/25 4,449,864
12,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 12,076,494
15,000,000 European Bank for Reconstruction & Development 1 .625 09/27/24 14,324,709
1,000,000 European Bank for Reconstruction & Development 1 .500 02/13/25 944,015
1,250,000 European Investment Bank 2 .375 05/24/27 1,158,423
3,725,000 European Investment Bank 0 .625 10/21/27 3,192,603
3,750,000 European Investment Bank 3 .250 11/15/27 3,599,966
10,500,000 European Investment Bank 1 .625 10/09/29 9,084,976
10,279,000 European Investment Bank 0 .750 09/23/30 8,191,353
2,485,000 European Investment Bank 3 .750 02/14/33 2,446,882
9,300,000 g European Stability Mechanism 1 .375 09/11/24 8,867,456
10,875,000 Export Development Canada 3 .375 08/26/25 10,549,361
13,050,000 Export Development Canada 3 .875 02/14/28 12,813,674
3,968,000 Hydro-Quebec 8 .050 07/07/24 4,052,778
2,500,000 Inter-American Development Bank 1 .125 01/13/31 2,021,827
12,250,000 e Inter-American Development Bank 3 .500 04/12/33 11,756,176
10,625,000 Inter-American Investment Corp 2 .625 04/22/25 10,144,659
17,500,000 Inter-American Investment Corp 4 .125 02/15/28 17,215,591
3,215,000 i International Bank for Reconstruction & Development SOFR Compounded Index +
0.390%
5 .480 06/17/24 3,223,089
4,750,000 International Bank for Reconstruction & Development 3 .125 11/20/25 4,577,643
20,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 17,948,200
5,000,000 International Bank for Reconstruction & Development 0 .000 03/31/28 4,894,450
3,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 2,502,703
2,900,000 International Bank for Reconstruction & Development 2 .750 05/31/36 2,381,708
5,000,000 International Finance Corp 4 .750 03/16/26 5,006,587
3,250,000 e International Finance Corp 2 .126 04/07/26 3,036,645
3,350,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 3,332,144
8,750,000 e Japan International Cooperation Agency 1 .750 04/28/31 7,115,283
6,000,000 g Kommunalbanken AS. 2 .125 02/11/25 5,710,524
6,445,000 g Korea Electric Power Corp 1 .125 06/15/25 5,930,410
9,200,000 i Kreditanstalt fuer Wiederaufbau SOFR Compounded Index +
1.000%
6 .090 02/12/24 9,248,778
11,750,000 Kreditanstalt fuer Wiederaufbau 0 .250 03/08/24 11,341,266
9,537,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 8,530,416
3,586,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 2,848,953
13,250,000 Landwirtschaftliche Rentenbank 0 .875 09/03/30 10,588,251
10,000,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 9,477,498
7,750,000 g Nederlandse Waterschapsbank NV 2 .375 03/24/26 7,275,008

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 12,375,000 g Nederlandse Waterschapsbank NV 4 .000% 06/01/28 $ 12,174,954
11,250,000 g OMERS Finance Trust 3 .500 04/19/32 10,310,400
8,000,000 g OMERS Finance Trust 4 .000 04/19/52 6,643,654
16,375,000 g OPEC Fund for International Development 4 .500 01/26/26 16,072,471
5,900,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 5,818,875
12,175,000 h Province of British Columbia Canada 4 .200 07/06/33 12,121,768
5,000,000 Province of Quebec Canada 2 .750 04/12/27 4,670,843
15,000,000 e Province of Quebec Canada 1 .900 04/21/31 12,644,185
10,000,000 Republic of Italy Government International Bond 2 .875 10/17/29 8,683,400
10,750,000 Republic of Italy Government International Bond 4 .000 10/17/49 8,284,272
4,250,000 Seychelles International Bond 6 .500 10/11/28 3,749,775
TOTAL FOREIGN GOVERNMENT BONDS 541,853,519
MORTGAGE BACKED - 19 .3%
46,093,631 g,i Citigroup Mortgage Loan Trust 0 .156 02/25/52 360,111
5,164,565 g,i Citigroup Mortgage Loan Trust 0 .250 02/25/52 63,836
5,392,774 Federal Home Loan Mortgage Corp (FHLMC) 2 .310 12/01/31 4,570,044
6,875,000 FHLMC 3 .740 06/01/37 6,193,879
7,598,319 FHLMC 4 .500 11/01/37 7,452,603
5,646,500 FHLMC 4 .300 12/01/37 5,350,923
1,864,479 FHLMC 3 .500 03/01/38 1,635,894
80,221 FHLMC 4 .000 06/01/42 76,998
468,698 i FHLMC LIBOR 1 M + 5.920% 0 .727 03/15/44 39,096
4,414,097 FHLMC 3 .500 01/15/47 3,899,892
744,490 i FHLMC LIBOR 1 M + 9.920% 1 .611 06/15/48 696,819
651,536 i FHLMC LIBOR 1 M + 9.840% 1 .531 10/15/48 593,621
8,316,431 FHLMC 2 .000 09/25/50 998,289
3,793,570 FHLMC 3 .000 10/25/50 2,689,556
14,568,146 FHLMC 2 .500 02/25/51 2,222,911
4,380,744 FHLMC 2 .500 05/25/51 2,774,307
8,459,468 FHLMC 3 .000 11/01/51 7,545,249
392,905 FHLMC 3 .000 11/01/51 349,326
1,030,681 FHLMC 3 .000 11/01/51 923,250
1,532,972 FHLMC 3 .000 11/01/51 1,367,302
16,248,153 FHLMC 2 .500 02/01/52 13,890,254
11,270,703 FHLMC 2 .500 03/01/52 9,632,970
10,210,213 FHLMC 4 .000 04/01/52 9,589,378
15,520,189 FHLMC 3 .500 05/01/52 14,153,880
7,570,110 FHLMC 3 .500 06/01/52 6,912,657
9,365,548 FHLMC 4 .500 06/01/52 9,005,501
8,864,381 FHLMC 4 .500 07/01/52 8,524,009
1,375,257 FHLMC 4 .000 08/25/52 1,166,377
2,538,410 FHLMC 4 .500 10/25/52 2,301,936
10,687,088 FHLMC 6 .000 11/01/52 10,801,631
3,071,590 FHLMC 5 .500 11/25/52 3,114,334
1,996,181 FHLMC 5 .500 02/25/53 2,001,691
86,255 Federal Home Loan Mortgage Corp Gold (FGLMC) 5 .000 06/01/36 86,971
80,922 FGLMC 4 .500 12/01/43 80,045
77,311 FGLMC 4 .500 02/01/44 76,468
713,399 FGLMC 5 .000 08/01/44 719,327
135,786 FGLMC 3 .500 04/01/45 126,543
2,914,841 FGLMC 3 .500 08/01/45 2,719,413
1,605,733 FGLMC 3 .500 02/01/47 1,496,530
199,381 FGLMC 4 .500 06/01/47 197,374
293,170 FGLMC 4 .000 09/01/47 280,718
63,970 FGLMC 3 .500 12/01/47 59,258
1,334,635 FGLMC 4 .500 08/01/48 1,311,569
54,165 Federal National Mortgage Association (FNMA) 3 .500 07/01/26 52,613
3,717,018 i FNMA 2 .899 02/25/27 3,490,046
9,073,164 i FNMA 3 .412 06/25/28 8,578,745
11,250,000 i FNMA 1 .517 11/25/30 9,100,929

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 15,500,000 i FNMA 1 .287% 01/25/31 $ 12,322,808
243,932 FNMA 3 .500 05/01/32 233,730
3,601,242 FNMA 3 .000 10/01/32 3,389,621
15,773,290 FNMA 4 .000 11/01/37 15,223,919
118,634 FNMA 5 .500 11/01/38 121,725
3,394,319 FNMA 3 .000 05/01/40 3,089,201
955,962 FNMA 3 .500 05/01/40 897,039
260,329 FNMA 5 .000 09/01/40 262,193
406,767 FNMA 5 .000 04/01/41 409,684
12,580,501 FNMA 2 .000 03/01/42 10,646,920
1,330,489 FNMA 4 .000 09/01/42 1,275,385
604,042 i FNMA LIBOR 1 M + 5.950% 0 .800 09/25/43 59,710
39,934,686 FNMA 4 .000 05/01/44 38,234,436
42,517 FNMA 4 .500 06/01/44 41,679
242,987 FNMA 4 .500 06/01/44 238,212
104,140 FNMA 4 .500 08/01/44 102,090
200,806 FNMA 4 .500 11/01/44 196,847
564,254 FNMA 4 .000 01/01/45 540,867
196,162 FNMA 4 .500 03/01/45 192,535
594,616 FNMA 3 .500 01/01/46 553,001
660,475 FNMA 4 .000 04/01/46 631,549
851,640 FNMA 3 .500 06/01/46 792,032
1,201,993 FNMA 3 .500 07/01/46 1,117,865
1,619,978 FNMA 3 .500 07/01/46 1,514,872
1,777,741 FNMA 3 .500 08/01/46 1,653,315
2,325,685 FNMA 3 .000 10/01/46 2,056,302
125,895 FNMA 4 .500 05/01/47 124,325
469,374 FNMA 4 .000 10/01/47 447,654
3,928,950 FNMA 3 .500 11/01/47 3,663,552
240,048 FNMA 4 .500 11/01/47 235,563
91,655 FNMA 3 .500 01/01/48 84,732
3,036,766 FNMA 3 .500 01/01/48 2,807,917
848,805 FNMA 4 .500 01/01/48 833,157
224,569 FNMA 4 .500 02/01/48 220,431
569,710 FNMA 4 .500 05/01/48 559,073
422,315 FNMA 4 .500 05/01/48 414,298
223,901 FNMA 5 .000 08/01/48 222,940
9,460,325 FNMA 4 .500 10/01/48 9,615,163
14,157,486 FNMA 3 .000 07/01/50 12,628,006
4,449,701 FNMA 2 .000 08/25/50 611,509
4,717,850 FNMA 2 .000 10/25/50 3,184,808
12,503,197 FNMA 2 .500 11/25/50 1,778,945
4,282,594 FNMA 3 .000 12/25/50 702,362
4,174,870 FNMA 3 .000 02/25/51 751,774
33,237,380 FNMA 2 .000 04/01/51 27,213,937
2,150,520 FNMA 3 .000 09/01/51 1,912,937
4,632,142 FNMA 2 .500 11/25/51 579,181
1,446,464 FNMA 2 .000 02/01/52 1,186,877
6,684,101 FNMA 2 .500 02/01/52 5,714,112
11,867,765 FNMA 2 .500 02/01/52 10,130,795
7,599,157 FNMA 3 .500 02/01/52 6,983,426
20,090,324 FNMA 2 .000 03/01/52 16,464,324
676,376 FNMA 2 .000 03/01/52 554,301
1,816,126 FNMA 2 .500 04/01/52 1,552,097
12,494,101 FNMA 3 .000 04/01/52 11,040,054
1,527,073 FNMA 3 .000 04/01/52 1,352,067
12,071,729 FNMA 3 .000 04/01/52 10,675,219
1,349,851 FNMA 3 .500 04/01/52 1,230,322
12,083,699 FNMA 3 .500 05/01/52 11,013,789
18,744,288 FNMA 3 .500 05/01/52 17,084,503
21,817,433 FNMA 4 .000 05/01/52 20,486,222

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,886,769 FNMA 4 .000% 05/25/52 $ 1,514,093
16,391,457 FNMA 3 .500 06/01/52 14,970,478
10,547,123 FNMA 4 .000 06/01/52 9,903,562
4,548,532 FNMA 4 .500 06/01/52 4,373,883
18,909,857 FNMA 4 .000 07/01/52 17,755,997
8,287,258 FNMA 4 .000 07/01/52 7,779,011
3,936,526 FNMA 4 .500 07/01/52 3,785,706
29,560,798 FNMA 4 .500 07/01/52 28,425,927
5,245,163 FNMA 4 .500 07/25/52 4,821,531
18,649,785 FNMA 5 .000 08/01/52 18,293,215
2,250,785 FNMA 4 .500 08/25/52 1,966,089
34,578,922 FNMA 4 .000 09/01/52 32,454,629
152,609,125 FNMA 4 .500 09/01/52 146,746,307
5,098,649 FNMA 5 .000 09/01/52 4,999,654
1,965,329 FNMA 4 .000 09/25/52 1,763,670
1,726,509 FNMA 4 .000 09/25/52 1,449,691
70,313,374 FNMA 4 .000 10/01/52 66,001,098
9,571,620 FNMA 4 .500 10/01/52 9,203,412
47,833,043 FNMA 5 .000 10/01/52 46,891,768
1,654,817 FNMA 4 .500 10/25/52 1,584,713
1,887,526 FNMA 4 .500 10/25/52 1,815,334
3,807,920 FNMA 4 .500 11/01/52 3,661,437
3,137,712 FNMA 5 .500 11/25/52 3,151,783
10,583,703 FNMA 5 .500 12/01/52 10,563,805
11,484,714 Freddie Mac Multifamily Variable Rate Certificate 2 .875 07/25/36 10,071,544
9,240,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 2.400% 7 .467 02/25/42 9,140,165
12,600,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.500% 9 .567 06/25/42 13,245,507
4,510,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.000% 9 .067 07/25/42 4,651,283
562,625 Government National Mortgage Association (GNMA) 2 .690 06/15/33 504,873
4,198,028 GNMA 5 .000 01/20/40 827,716
29,212 GNMA 5 .000 06/20/42 29,683
7,859,753 GNMA 2 .500 12/20/43 6,952,129
11,290,647 GNMA 2 .750 01/15/45 10,025,662
2,368,784 GNMA 3 .000 03/20/45 2,078,034
499,873 GNMA 4 .000 06/20/46 63,953
2,457,891 GNMA 3 .500 12/20/46 2,301,944
1,669,183 GNMA 3 .500 01/20/47 1,565,180
3,102,800 i GNMA LIBOR 1 M + 6.100% 0 .943 03/20/50 349,614
1,499,566 GNMA 3 .500 10/20/50 1,393,154
4,702,691 GNMA 3 .000 07/20/51 4,221,993
8,781,794 GNMA 3 .000 11/20/51 6,452,730
7,647,658 GNMA 3 .000 01/20/52 5,711,482
4,460,821 GNMA 2 .500 02/20/52 3,707,548
5,995,137 GNMA 2 .500 05/20/52 5,191,978
62,128,403 GNMA 3 .000 05/20/52 55,557,756
16,991,220 GNMA 3 .500 07/20/52 15,680,103
2,323,516 GNMA 4 .000 07/20/52 1,925,580
7,480,112 GNMA 4 .000 08/20/52 7,077,302
35,141,586 GNMA 4 .000 09/20/52 33,249,156
4,121,587 GNMA 4 .500 09/20/52 3,787,351
3,358,244 GNMA 4 .500 09/20/52 3,176,875
2,389,142 GNMA 4 .500 09/20/52 2,171,478
2,803,438 GNMA 4 .500 09/20/52 2,618,923
14,984,529 GNMA 5 .000 11/20/52 14,737,896
25,066,069 GNMA 3 .500 12/20/52 23,131,931
16,764,378 GNMA 4 .500 12/20/52 16,180,873
2,806,709 GNMA 4 .500 02/20/53 2,556,384
2,530,873 GNMA 5 .500 02/20/53 2,516,431
7,316,486 GNMA 1 .884 05/20/53 466,864

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,074,439 g,i GS Mortgage-Backed Securities Corp Trust 2 .500% 08/25/51 $ 834,183
TOTAL MORTGAGE BACKED 1,167,165,033
MUNICIPAL BONDS - 6 .6%
2,000,000 Brunswick & Glynn County Development Authority 3 .060 04/01/25 1,926,160
3,000,000 California Earthquake Authority 1 .477 07/01/23 3,000,000
950,000 California Health Facilities Financing Authority 4 .353 06/01/41 876,502
145,000 g California Municipal Finance Authority 4 .250 11/01/23 143,604
6,400,000 g California Municipal Finance Authority 6 .375 11/15/48 5,531,453
5,825,000 California Municipal Finance Authority 3 .594 08/15/51 4,121,897
12,250,000 Chicago Housing Authority 4 .361 01/01/38 11,326,850
16,465,000 Chicago Metropolitan Water Reclamation District-
Greater Chicago
5 .720 12/01/38 17,648,613
1,000,000 Chicago Park District 4 .095 01/01/26 964,831
625,000 Chula Vista Municipal Financing Authority 3 .775 12/01/33 571,339
1,350,000 Chula Vista Municipal Financing Authority 3 .975 12/01/38 1,195,333
740,000 Chula Vista Municipal Financing Authority 4 .075 12/01/41 637,750
4,300,000 Chula Vista Municipal Financing Authority 4 .275 12/01/48 3,654,015
5,730,000 City & County of Honolulu HI 3 .944 09/01/34 5,355,045
935,000 City & County of San Francisco CA 3 .700 04/01/34 828,605
440,000 City & County of San Francisco CA 3 .750 04/01/35 386,880
5,835,000 City & County of San Francisco CA 3 .900 04/01/42 4,891,852
5,405,000 City & County of San Francisco CA Community Facilities
District
3 .750 09/01/37 4,740,217
4,610,000 City & County of San Francisco CA Community Facilities
District
4 .221 09/01/39 4,145,538
5,000,000 City & County of San Francisco CA Community Facilities
District
4 .000 09/01/48 4,084,886
7,805,000 City & County of San Francisco CA Community Facilities
District
3 .482 09/01/50 5,695,674
1,225,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 1,268,169
1,925,000 City of Berkeley CA 3 .250 09/01/35 1,663,064
8,885,000 City of Berkeley CA 3 .750 09/01/43 7,256,969
2,490,000 City of Chicago IL 7 .750 01/01/42 2,557,802
650,000 City of Detroit MI 2 .511 04/01/25 595,284
745,000 City of Detroit MI 2 .711 04/01/26 661,151
525,000 City of Detroit MI 3 .644 04/01/34 415,918
2,750,000 City of Florence SC 4 .250 12/01/34 2,596,496
4,000,000 City of Los Angeles CA 3 .500 09/01/37 3,415,176
9,060,000 City of Los Angeles CA 3 .880 09/01/38 8,110,630
7,000,000 City of Los Angeles CA 5 .000 09/01/42 6,824,578
5,850,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 5,144,108
870,000 g City of Miami FL 4 .808 01/01/39 798,258
170,000 City of Mount Shasta CA 4 .000 08/01/29 180,996
190,000 City of Mount Shasta CA 3 .000 08/01/32 189,611
2,685,000 City of Oakland CA 1 .830 01/15/27 2,405,768
3,025,000 City of Port Lions AK 7 .500 10/01/52 3,177,013
12,615,000 City of San Francisco CA Public Utilities Commission
Water Revenue
3 .303 11/01/39 10,409,128
15,205,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 11,921,787
5,750,000 City of San Francisco CA Public Utilities Commission
Water Revenue
4 .185 11/01/46 4,931,821
1,385,000 City of San Juan Capistrano CA 4 .190 08/01/40 1,264,294
5,255,000 City of Seattle WA Local Improvement District No 6751 2 .999 11/01/43 4,421,955
5,240,000 City of Seattle WA Local Improvement District No 6751 3 .079 11/01/43 4,367,782
360,000 Clean Water Services 5 .701 10/01/30 376,783
1,250,000 Connecticut Green Bank 2 .900 11/15/35 1,039,607
5,000,000 County of Alameda CA 3 .820 08/01/38 4,488,881
4,500,000 g County of Fond Du Lac WI 5 .569 11/01/51 4,279,377
3,500,000 g County of Gallatin MT 11 .500 09/01/27 3,650,148

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 12,020,000 County of Miami-Dade FL Water & Sewer System
Revenue
3 .490% 10/01/42 $ 9,737,614
360,000 County of Saline AR 4 .000 06/01/37 324,609
3,500,000 District of Columbia 3 .432 04/01/42 2,786,465
1,900,000 District of Columbia Water & Sewer Authority 4 .814 10/01/14 1,769,161
6,550,000 g Florida Development Finance Corp 7 .250 07/01/57 6,662,427
3,125,000 Florida Development Finance Corp 7 .500 07/01/57 3,075,809
20,000,000 Grant County Public Utility District No 2 2 .918 01/01/40 15,711,222
9,405,000 Grant County Public Utility District No 2 3 .210 01/01/40 7,622,165
9,375,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 7,587,905
13,265,000 Great Lakes Water Authority Water Supply System
Revenue
3 .473 07/01/41 10,998,948
1,180,000 Idaho State Building Authority 3 .202 09/01/37 991,883
3,105,000 Jackson County Industrial Development Authority 4 .250 05/01/39 2,853,296
2,000,000 Kern County Water Agency Improvement District No 4 4 .276 05/01/36 1,917,691
450,000 Klickitat County Public Utilities 3 .688 12/01/38 384,310
1,000,000 Lavaca-Navidad River Authority 4 .430 08/01/35 979,945
7,690,000 Los Angeles Community College District 2 .106 08/01/32 6,284,329
1,300,000 Maine State Housing Authority 2 .481 11/15/31 1,069,875
2,490,000 Maryland Community Development Administration
Housing Revenue
3 .797 03/01/39 2,203,080
3,000,000 Massachusetts Clean Energy Cooperative Corp 2 .020 07/01/28 2,653,721
3,455,000 Massachusetts Housing Finance Agency 5 .562 12/01/52 3,445,445
2,705,000 Massachusetts St. Water Pollution Abatement 5 .192 08/01/40 2,713,536
10,735,000 Metropolitan Transportation Authority 5 .175 11/15/49 9,817,311
700,000 New Jersey Economic Development Authority 5 .198 03/01/31 693,245
4,065,000 New York City Housing Development Corp 3 .119 08/01/38 3,157,603
2,500,000 New York City Housing Development Corp 3 .720 11/01/39 2,107,584
1,370,000 New York State Energy Research & Development
Authority
2 .465 10/01/26 1,245,235
1,210,000 New York State Energy Research & Development
Authority
2 .665 10/01/27 1,082,243
1,045,000 New York State Energy Research & Development
Authority
2 .879 10/01/28 921,523
2,115,000 New York State Environmental Facilities Corp 3 .420 07/15/26 2,016,894
7,500,000 New York Transportation Development Corp 5 .000 01/01/26 7,667,327
1,500,000 g Ohio Air Quality Development Authority 4 .250 01/15/38 1,454,077
2,000,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 1,902,950
5,750,000 g,q Oregon State Business Development Commission 6 .500 04/01/31 28,750
2,000,000 q Oregon State Business Development Commission 11 .500 04/01/31 20
2,665,000 Papio-Missouri River Natural Resource District 2 .198 12/15/25 2,487,380
2,080,000 Papio-Missouri River Natural Resource District 2 .318 12/15/26 1,913,966
3,250,000 Papio-Missouri River Natural Resource District 2 .482 12/15/27 2,960,587
2,725,000 Pend Oreille County Public Utility District No Box
Canyon
5 .000 01/01/30 2,693,880
6,920,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 6,468,724
275,000 Pharr Economic Development Corp 3 .216 08/15/27 257,835
1,110,000 Pharr Economic Development Corp 3 .401 08/15/29 1,025,282
405,000 †,q Public Finance Authority 15 .000 08/31/23 61,762
1,735,000 g Public Finance Authority 7 .500 06/01/29 1,705,360
300,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 274,308
400,000 Redevelopment Authority of the City of Philadelphia 4 .867 09/01/25 393,684
1,750,000 Redevelopment Authority of the City of Philadelphia 3 .172 09/01/41 1,309,176
1,000,000 Redevelopment Authority of the City of Philadelphia 5 .590 09/01/41 1,003,255
1,000,000 Rhode Island Housing & Mortgage Finance Corp 3 .300 10/01/39 799,936
1,450,000 Rhode Island Housing & Mortgage Finance Corp 3 .400 10/01/44 1,082,744
6,950,000 Rhode Island Housing & Mortgage Finance Corp 3 .500 10/01/51 4,920,252
995,000 Sales Tax Securitization Corp 5 .293 01/01/41 989,619
1,000,000 San Francisco City & County Redevelopment Agency 3 .533 08/01/25 962,316
1,000,000 San Francisco City & County Redevelopment Agency 4 .375 08/01/44 869,451
250,000 Sangamon County Water Reclamation District 2 .507 01/01/29 226,277

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 2,500,000 Sangamon County Water Reclamation District 2 .907% 01/01/34 $ 2,006,518
2,050,000 Sangamon County Water Reclamation District 3 .272 01/01/37 1,599,516
3,000,000 Semitropic Improvement District 2 .499 12/01/25 2,799,179
1,000,000 Semitropic Improvement District of the Semitropic
Water Storage District
3 .293 12/01/35 828,515
1,890,000 South Dakota Housing Development Authority 5 .460 05/01/53 1,879,895
1,000,000 South Davis Sewer District 4 .125 12/01/32 951,870
1,100,000 South Davis Sewer District 4 .500 12/01/37 1,037,346
2,090,000 State of California 4 .600 04/01/38 2,007,393
2,480,000 State of California 4 .988 04/01/39 2,448,920
2,145,034 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 2,054,627
3,490,000 State of Oregon 4 .142 05/01/28 3,421,408
1,000,000 State of Texas 3 .726 08/01/43 998,531
6,625,000 Stockton Public Financing Authority 3 .610 10/01/40 5,495,218
2,400,000 g Syracuse Industrial Development Agency 5 .000 01/01/36 1,792,431
1,000,000 Texas Water Development Board 3 .500 10/15/37 884,586
7,500,000 Texas Water Development Board 4 .190 10/15/43 6,785,178
3,000,000 Texas Water Development Board 3 .700 10/15/47 2,459,830
3,000,000 Texas Water Development Board 4 .648 04/15/50 2,810,801
2,000,000 University of New Mexico 3 .532 06/20/32 1,884,612
4,400,000 Upper Santa Clara Valley Joint Powers Authority 3 .875 08/01/48 3,592,172
5,000,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/42 4,660,464
750,000 Vermont Educational & Health Buildings Financing
Agency
4 .000 12/01/46 685,119
750,000 Village of Bellwood IL 5 .375 12/01/32 694,163
4,460,000 Village of Bellwood IL 6 .000 12/01/50 3,691,536
1,000,000 g Warm Springs Reservation Confederated Tribe 3 .300 11/01/27 941,277
1,250,000 g Warm Springs Reservation Confederated Tribe 3 .550 11/01/32 1,129,952
530,000 Washington County Clean Water Services 5 .078 10/01/24 527,973
1,905,000 †,g,q Washington Economic Development Finance Authority 7 .500 01/01/32 19
650,000 Yuba City Public Financing Authority 3 .960 06/01/32 617,993
1,500,000 Yuba City Public Financing Authority 4 .320 06/01/42 1,361,899
TOTAL MUNICIPAL BONDS 398,462,531
U.S. TREASURY SECURITIES - 13 .6%
2,500,000 United States Treasury Bond 3 .125 05/15/48 2,156,543
2,500,000 United States Treasury Bond 3 .000 02/15/49 2,114,160
620,000 United States Treasury Note 2 .875 04/30/25 597,041
29,396,000 United States Treasury Note 4 .250 05/31/25 29,026,254
41,244,000 United States Treasury Note 4 .625 06/30/25 41,055,502
34,880,000 United States Treasury Note 4 .125 06/15/26 34,528,475
3,235,000 United States Treasury Note 0 .500 10/31/27 2,761,123
6,025,000 United States Treasury Note 0 .625 11/30/27 5,160,083
38,062,000 United States Treasury Note 3 .625 05/31/28 37,229,394
47,148,000 United States Treasury Note 4 .000 06/30/28 46,890,159
9,000,000 United States Treasury Note 1 .375 10/31/28 7,830,000
51,817,000 United States Treasury Note 3 .750 06/30/30 51,128,805
270,985,000 United States Treasury Note 3 .375 05/15/33 261,331,159
14,543,000 United States Treasury Note 1 .875 02/15/41 10,561,286
9,700,000 United States Treasury Note 2 .250 05/15/41 7,470,516
116,487,800 j United States Treasury Note 2 .375 02/15/42 90,692,123
9,000,000 United States Treasury Note 4 .000 11/15/42 8,942,344
47,010,000 e United States Treasury Note 3 .875 05/15/43 45,871,476
31,783,000 United States Treasury Note 2 .250 02/15/52 22,968,184
120,512,000 United States Treasury Note 3 .625 02/15/53 115,653,860
TOTAL U.S. TREASURY SECURITIES 823,968,487
TOTAL GOVERNMENT BONDS 3,194,838,396
(Cost $3,408,956,635)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
STRUCTURED ASSETS - 15 .3%
ASSET BACKED - 4 .6%
$ 450,000 g AMSR Trust 3 .148% 01/19/39 $ 407,978
Series - 2019 SFR1 (Class C)
400,000 g AMSR Trust 3 .247 01/19/39 360,481
Series - 2019 SFR1 (Class D)
2,500,000 g,i BFLD Trust LIBOR 1 M + 2.100% 7 .293 10/15/35 1,387,921
Series - 2020 EYP (Class C)
89,745 i C-BASS Trust LIBOR 1 M + 0.160% 3 .075 07/25/36 85,097
Series - 2006 CB6 (Class A1)
1,447,025 g,i CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 3,618
Series - 2007 1A (Class A2)
2,134,116 Delta Air Lines Pass Through Trust 4 .250 07/30/23 2,127,901
Series - 2015 1 (Class B)
12,614,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 12,360,185
Series - 2019 1 (Class AA)
13,700,000 Delta Air Lines Pass Through Trust 3 .404 04/25/24 13,346,188
Series - 2019 1 (Class A)
6,318,760 Delta Air Lines Pass Through Trust 2 .000 06/10/28 5,562,589
Series - 2020 1 (Class AA)
15,234,496 Delta Air Lines Pass Through Trust 2 .500 06/10/28 13,130,868
Series - 2020 1 (Class A)
841,500 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 802,287
Series - 2015 1A (Class A2II)
764,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 723,536
Series - 2018 1A (Class A2I)
169,614 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 6 .250 05/25/37 167,554
Series - 2007 2 (Class A2C)
3,279,261 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 2,515,686
Series - 2021 3CS (Class A)
3,538,608 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 2,689,039
Series - 2021 4GS (Class A)
12,956,343 g GoodLeap Sustainable Home Solutions Trust 2 .310 10/20/48 9,924,831
Series - 2021 5CS (Class A)
4,836,093 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 3,399,018
Series - 2021 5CS (Class B)
4,549,706 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 3,638,823
Series - 2022 1GS (Class A)
3,153,851 g GoodLeap Sustainable Home Solutions Trust 2 .940 01/20/49 2,380,174
Series - 2022 1GS (Class B)
14,621,397 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 13,407,555
Series - 2022 3CS (Class A)
3,250,000 g Grace Trust 2 .347 12/10/40 2,534,093
Series - 2020 GRCE (Class A)
7,789,000 g GSCG Trust 2 .936 09/06/34 6,696,752
Series - 2019 600C (Class A)
608,826 g HERO Funding Trust 3 .840 09/21/40 548,263
Series - 2015 1A (Class A)
144,470 g HERO Funding Trust 3 .990 09/21/40 134,578
Series - 2014 2A (Class A)
717,942 g HERO Funding Trust 3 .750 09/20/41 643,363
Series - 2016 2A (Class A)
575,491 g HERO Funding Trust 4 .050 09/20/41 521,943
Series - 2016 1A (Class A)
1,440,512 g HERO Funding Trust 3 .080 09/20/42 1,257,762
Series - 2016 3A (Class A1)
1,299,644 g HERO Funding Trust 3 .910 09/20/42 1,163,520
Series - 2016 3A (Class A2)
1,317,703 g HERO Funding Trust 3 .570 09/20/47 1,165,703
Series - 2016 4A (Class A1)

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 1,323,255 g HERO Funding Trust 3 .710% 09/20/47 $ 1,156,370
Series - 2017 1A (Class A1)
195,215 g HERO Funding Trust 4 .290 09/20/47 176,452
Series - 2016 4A (Class A2)
2,225,243 g HERO Funding Trust 3 .190 09/20/48 1,904,704
Series - 2017 3A (Class A1)
2,082,298 g HERO Funding Trust 3 .950 09/20/48 1,823,795
Series - 2017 3A (Class A2)
846,764 g HERO Funding Trust 4 .070 09/20/48 745,801
Series - 2017 2A (Class A2)
2,994,475 g HERO Funding Trust 4 .670 09/20/48 2,721,147
Series - 2018 1A (Class A2)
2,208,667 g HERO Funding Trust 2 .720 09/20/57 1,794,696
Series - 2020 1A (Class A)
7,375,000 g Hertz Vehicle Financing III LLC 5 .570 09/25/29 7,254,716
Series - 2023 2A (Class A)
22,300 i Home Equity Asset Trust LIBOR 1 M + 1.500% 3 .986 06/25/33 21,733
Series - 2003 1 (Class M1)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 6 .396 01/17/38 497,381
Series - 2018 SFR4 (Class B)
3,634,254 g Loanpal Solar Loan Ltd 2 .750 07/20/47 2,808,329
Series - 2020 2GF (Class A)
1,869,076 g Loanpal Solar Loan Ltd 2 .290 01/20/48 1,393,335
Series - 2021 1GS (Class A)
2,532,542 g Loanpal Solar Loan Ltd 2 .840 01/20/48 1,788,136
Series - 2021 1GS (Class B)
5,588,624 g Loanpal Solar Loan Ltd 2 .220 03/20/48 4,049,498
Series - 2021 2GS (Class A)
2,312,878 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 1,630,348
Series - 2020 1A (Class R)
1,449,943 g Mosaic Solar Loan Trust 2 .100 04/20/46 1,241,492
Series - 2020 1A (Class A)
1,842,141 g Mosaic Solar Loan Trust 3 .100 04/20/46 1,529,185
Series - 2020 1A (Class B)
5,286,170 g Mosaic Solar Loan Trust 1 .920 06/20/52 3,785,067
Series - 2021 3A (Class B)
4,145,733 g Mosaic Solar Loan Trust 6 .100 06/20/53 4,135,846
Series - 2022 3A (Class A)
1,890,358 g Mosaic Solar Loans LLC 3 .820 06/22/43 1,713,280
Series - 2017 2A (Class A)
3,365,929 g Mosaic Solar Loans LLC 1 .640 04/22/47 2,707,711
Series - 2021 2A (Class A)
290,000 g,i MSCG Trust 3 .577 06/07/35 241,417
Series - 2015 ALDR (Class D)
182,566 g MVW Owner Trust 2 .420 12/20/34 181,443
Series - 2017 1A (Class A)
700,000 g Progress Residential Trust 2 .711 11/17/40 573,335
Series - 2021 SFR9 (Class D)
4,000,000 PSNH Funding LLC 3 .506 08/01/28 3,845,373
Series - 2018 1 (Class A2)
707,667 g Renew 3 .670 09/20/52 613,993
Series - 2017 1A (Class A)
1,914,855 g Renew 3 .950 09/20/53 1,674,838
Series - 2018 1 (Class A)
3,895,347 g Renew 2 .060 11/20/56 3,069,425
Series - 2021 1 (Class A)
9,524,115 SCE Recovery Funding LLC 0 .861 11/15/31 7,884,626
Series - 2021 A-1 (Class A)
47,368 †,g SolarCity LMC 4 .800 11/20/38 44,791
Series - 2013 1 (Class A)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,560,339 g Sunnova Helios VII Issuer LLC 2 .030% 10/20/48 $ 5,428,987
Series - 2021 C (Class A)
3,712,209 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 3,160,587
Series - 2022 A (Class A)
2,638,635 g Sunnova Helios XI Issuer LLC 5 .300 05/20/50 2,548,299
Series - 2023 A (Class A)
5,145,306 g Sunrun Athena Issuer LLC 5 .310 04/30/49 4,816,908
Series - 2018 1 (Class A)
6,499,660 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 5,690,998
Series - 2019 2 (Class A)
13,179,011 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 11,641,469
Series - 2019 1A (Class A)
5,632,197 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 4,496,050
Series - 2021 2A (Class A)
6,793,110 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 6,036,825
Series - 2022 1A (Class A)
9,116,319 g Sunrun Vulcan Issuer LLC 2 .460 01/30/52 7,237,591
Series - 2021 1A (Class A)
6,650,000 g Tesla Auto Lease Trust 0 .660 03/20/25 6,519,582
Series - 2021 A (Class A4)
10,250,000 g Tesla Auto Lease Trust 1 .340 03/20/25 9,957,085
Series - 2021 A (Class D)
4,500,000 g Tesla Auto Lease Trust 0 .600 09/22/25 4,339,298
Series - 2021 B (Class A3)
7,000,000 g Tesla Auto Lease Trust 1 .320 09/22/25 6,594,270
Series - 2021 B (Class D)
6,565,482 Toyota Auto Receivables Owner Trust 0 .260 11/17/25 6,353,939
Series - 2021 B (Class A3)
9,900,000 Toyota Auto Receivables Owner Trust 0 .530 10/15/26 9,147,275
Series - 2021 B (Class A4)
325,000 g Tricon American Homes Trust 2 .049 07/17/38 290,200
Series - 2020 SFR1 (Class B)
5,156,782 g Vivint Colar Financing V LLC 4 .730 04/30/48 4,574,555
Series - 2018 1A (Class A)
8,239,295 g Vivint Colar Financing V LLC 7 .370 04/30/48 7,540,293
Series - 2018 1A (Class B)
4,459,620 g Vivint Solar Financing VII LLC 2 .210 07/31/51 3,442,167
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 275,911,947
OTHER MORTGAGE BACKED - 10 .7%
2,165,000 g,i 20 Times Square Trust 3 .203 05/15/35 1,820,494
Series - 2018 20TS (Class B)
11,824 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 10,549
Series - 2015 6 (Class A9)
4,075,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 7 .443 04/15/34 3,128,119
Series - 2021 ACEN (Class C)
1,900,000 g,i Angel Oak Mortgage Trust 2 .837 11/25/66 1,278,058
Series - 2021 8 (Class A3)
900,000 g,i BAMLL Commercial Mortgage Securities Trust 3 .716 04/14/33 797,792
Series - 2015 200P (Class D)
427,987 Banc of America Commercial Mortgage Trust 3 .019 07/15/49 408,689
Series - 2016 UB10 (Class ASB)
5,000,000 g BANK 2 .500 10/17/52 2,829,174
Series - 2019 BN21 (Class D)
6,500,000 i BANK 3 .517 10/17/52 4,325,520
Series - 2019 BN21 (Class C)
2,000,000 BANK 3 .203 12/15/52 1,699,956
Series - 2019 BN23 (Class AS)
2,500,000 i BANK 3 .016 12/15/53 1,481,706
Series - 2020 BN30 (Class MCDE)

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 8,000,000 i BANK 3 .576% 11/15/62 $ 5,861,940
Series - 2019 BN22 (Class C)
200,000 g BBCMS Trust 4 .197 08/10/35 177,628
Series - 2015 SRCH (Class A2)
1,250,000 g BBCMS Trust 4 .798 08/10/35 1,088,224
Series - 2015 SRCH (Class C)
3,000,000 g,i BBCMS Trust 3 .811 02/15/53 2,220,506
Series - 2020 C6 (Class F5TA)
1,000,000 Benchmark Mortgage Trust 3 .419 08/15/52 864,076
Series - 2019 B12 (Class AS)
5,500,000 g,i Benchmark Mortgage Trust 4 .029 03/15/62 3,826,888
Series - 2019 B10 (Class 3CCA)
5,200,000 g BMO 360A 3 .776 02/17/55 4,228,117
Series - 2022 C1 (Class 360A)
3,500,000 g,i BMO 360C 4 .070 02/17/55 2,070,992
Series - 2022 C1 (Class 360C)
825,000 g BWAY Mortgage Trust 2 .917 01/10/35 627,815
Series - 2015 1740 (Class A)
2,009,641 g,i BX Commercial Mortgage Trust CME Term SOFR 1 Month +
1.034%
6 .181 10/15/36 1,998,077
Series - 2019 XL (Class A)
4,250,000 g,i BX Commercial Mortgage Trust CME Term SOFR 1 Month +
1.364%
6 .511 10/15/36 4,207,209
Series - 2019 XL (Class C)
9,220,815 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 6 .390 10/15/38 8,895,309
Series - 2021 XL2 (Class C)
12,000,000 g,i BX Commercial Mortgage Trust SOFR 1 M + 1.840% 6 .987 01/17/39 11,757,470
Series - 2022 AHP (Class B)
4,250,000 g,i BX TRUST SOFR 1 M + 1.490% 6 .637 01/17/39 4,162,793
Series - 2022 AHP (Class AS)
2,901,500 g,i CCRC Affordable Multifamily Housing Mortgage Trust 5 .683 06/25/34 2,624,060
Series - 2017 Q005 (Class B)
2,000,000 i CD Mortgage Trust 3 .879 11/10/49 1,617,248
Series - 2016 CD2 (Class B)
1,000,000 g,i Century Plaza Towers 3 .097 11/13/39 750,987
Series - 2019 CPT (Class B)
5,000,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 4,629,641
Series - 2015 GC29 (Class B)
4,000,000 Citigroup Commercial Mortgage Trust 3 .300 11/10/52 3,389,948
Series - 2019 GC43 (Class AS)
5,000,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 4,161,280
Series - 2019 GC41 (Class AS)
5,341,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 4,982,018
Series - 2016 CLNE (Class A)
3,315,000 g COMM Mortgage Trust 4 .353 08/10/30 3,040,477
Series - 2013 300P (Class A1)
4,375,000 g COMM Mortgage Trust 3 .376 01/10/39 3,455,403
Series - 2022 HC (Class C)
2,000,000 COMM Mortgage Trust 4 .701 03/10/47 1,938,755
Series - 2014 UBS2 (Class B)
2,158,000 g,i COMM Mortgage Trust 4 .697 08/10/47 1,847,828
Series - 2014 CR19 (Class D)
2,000,000 i COMM Mortgage Trust 4 .703 08/10/47 1,890,842
Series - 2014 CR19 (Class B)
216,658 COMM Mortgage Trust 3 .040 02/10/48 211,144
Series - 2015 LC19 (Class ASB)
3,500,000 g,i COMM Mortgage Trust 4 .204 03/10/48 2,787,859
Series - 2015 CR22 (Class D)
2,000,000 i COMM Mortgage Trust 4 .443 05/10/48 1,551,736
Series - 2015 CR23 (Class D)
360,000 i COMM Mortgage Trust 3 .463 08/10/48 286,373
Series - 2015 CR24 (Class D)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,000,000 COMM Mortgage Trust 3 .263% 08/15/57 $ 841,714
Series - 2019 GC44 (Class AM)
6,000,000 g,i Commercial Mortgage Pass Through Certificates 4 .084 01/10/39 4,513,147
Series - 2022 HC (Class D)
2,300,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 6 .967 12/25/41 2,243,355
Series - 2022 R01 (Class 1M2)
3,000,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .567 01/25/42 3,017,800
Series - 2022 R02 (Class 2B1)
7,500,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .167 03/25/42 7,582,689
Series - 2022 R04 (Class 1M2)
20,447,884 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .567 03/25/42 20,892,707
Series - 2022 R03 (Class 1M2)
2,000,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 6 .014 04/25/42 2,004,779
Series - 2022 R05 (Class 2B1)
4,300,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .067 04/25/42 4,288,388
Series - 2022 R05 (Class 2M2)
13,780,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 8 .917 05/25/42 14,210,134
Series - 2022 R06 (Class 1M2)
14,223,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .717 06/25/42 15,056,923
Series - 2022 R07 (Class 1M2)
4,085,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .667 07/25/42 4,177,057
Series - 2022 R08 (Class 1M2)
7,535,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 9 .817 09/25/42 7,948,745
Series - 2022 R09 (Class 2M2)
19,365,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 8 .817 12/25/42 19,876,282
Series - 2023 R01 (Class 1M2)
70,513 i Countrywide Home Loan Mortgage Pass Through Trust 4 .030 11/20/34 65,852
Series - 2004 HYB6 (Class A2)
14,000,000 g CPT Mortgage Trust 2 .865 11/13/39 11,298,830
Series - 2019 CPT (Class A)
2,500,000 g,i CPT Mortgage Trust 3 .097 11/13/39 1,727,728
Series - 2019 CPT (Class C)
2,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 1,243,672
Series - 2019 CPT (Class E)
5,000,000 g,i Credit Suisse Commercial Mortgage Trust 3 .854 11/10/32 3,937,986
Series - 2017 CALI (Class B)
2,932,322 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 2,371,369
Series - 2021 NQM8 (Class A3)
3,600,000 g,i CSAIL Commercial Mortgage Trust 3 .800 06/15/37 2,983,001
Series - 2017 C8 (Class 85BB)
1,600,000 g,i CSMC Series 3 .388 10/25/59 1,379,735
Series - 2019 NQM1 (Class M1)
3,440,000 g,i DBUBS Mortgage Trust 3 .648 10/10/34 2,762,177
Series - 2017 BRBK (Class D)
102,725,000 g,i DOLP Trust 0 .665 05/10/41 3,904,382
Series - 2021 NYC (Class X)
12,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 1.320% 6 .514 11/15/38 12,098,433
Series - 2021 ELP (Class C)
7,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 7 .312 11/15/38 7,212,197
Series - 2021 ELP (Class E)
259,959 g,i Flagstar Mortgage Trust 4 .013 10/25/47 228,723
Series - 2017 2 (Class B3)
11,833 g,i Flagstar Mortgage Trust 4 .000 09/25/48 10,933
Series - 2018 5 (Class A11)
1,222,976 g,i Flagstar Mortgage Trust 2 .500 04/25/51 949,506
Series - 2021 2 (Class A4)
3,808,940 g,i Flagstar Mortgage Trust 2 .500 06/01/51 2,952,478
Series - 2021 4 (Class A21)
7,700,000 Freddie Mac Multiclass Certificates Series 1 .878 01/25/31 6,390,825
Series - 2021 P009 (Class A2)

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,292,873 Freddie Mac Multiclass Certificates Series 1 .204% 09/25/31 $ 1,966,916
Series - 2021 P011 (Class A1)
7,324,000 i Freddie Mac Multiclass Certificates Series 2 .852 02/25/32 6,271,644
Series - 2022 P013 (Class A2)
6,657,830 Freddie Mac Multifamily ML Certificates 1 .877 07/25/37 5,056,842
Series - 2021 ML08 (Class ML08)
39,758,059 i Freddie Mac Multifamily ML Certificates 1 .780 11/25/37 4,890,639
Series - 2021 ML08 (Class XCA)
3,151,445 Freddie Mac Multifamily ML Certificates 1 .896 11/25/37 2,410,537
Series - 2021 ML08 (Class ML08)
9,975,797 i Freddie Mac Multifamily ML Certificates 3 .650 11/25/38 8,933,287
Series - 2022 ML14 (Class A)
9,859,579 Freddie Mac Multifamily ML Certificates 2 .340 07/25/41 7,617,359
Series - 2021 ML12 (Class AUS)
3,500,000 Freddie Mac Multifamily Structured Pass Through
Certificates
3 .871 07/25/33 3,301,650
Series - 2015 Q002 (Class A2)
3,891,509 Freddie Mac Multifamily Structured Pass Through
Certificates
1 .555 01/25/36 3,123,996
Series - 2020 Q014 (Class A1)
9,863,240 Freddie Mac Multifamily Variable Rate Certificate 3 .150 10/15/36 8,491,721
Series - 2022 M068 (Class A)
1,735,000 Freddie Mac Multifamily Variable Rate Certificate 4 .013 04/15/37 1,634,050
Series - 2022 M069 (Class A)
6,023,632 Freddie Mac Multifamily Variable Rate Certificate 1 .761 09/15/38 4,845,797
Series - 2020 M061 (Class A)
7,647,359 Freddie Mac REMICS 3 .000 09/25/50 5,417,848
Series - 2021 5160 (Class ZG)
317,003 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.500% 6 .567 10/25/41 309,315
Series - 2021 DNA6 (Class M2)
2,590,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.500% 7 .567 01/25/42 2,509,889
Series - 2022 DNA1 (Class M2)
6,985,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.900% 7 .967 04/25/42 6,982,200
Series - 2022 DNA3 (Class M1B)
1,745,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 5.650% 8 .647 04/25/42 1,793,497
Series - 2022 DNA3 (Class B1)
490,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9 .417 04/25/42 505,466
Series - 2022 DNA3 (Class M2)
15,240,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.350% 8 .417 05/25/42 15,429,564
Series - 2022 DNA4 (Class M1B)
975,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.550% 8 .617 08/25/42 989,780
Series - 2022 HQA3 (Class M1B)
6,385,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.700% 8 .767 09/25/42 6,591,733
Series - 2022 DNA6 (Class M1B)
2,530,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.750% 9 .817 02/25/42 2,524,184
Series - 2022 DNA2 (Class B1)
1,325,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 0.800% 5 .993 02/15/38 1,136,418
Series - 2021 GCT (Class A)
2,500,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 1.250% 6 .443 02/15/38 1,982,892
Series - 2021 GCT (Class B)
2,188,000 g,i GS Mortgage Securities Corp II 5 .067 03/10/33 1,921,315
Series - 2018 GS10 (Class WLSB)
1,404,818 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 6 .290 10/15/31 1,354,195
Series - 2018 HART (Class A)
93,000 i GS Mortgage Securities Trust 4 .078 11/10/49 75,316
Series - 2016 GS4 (Class C)
29,077 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 27,065
Series - 2019 PJ2 (Class A1)
76,077 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 70,717
Series - 2019 PJ2 (Class A4)
429,052 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 360,674
Series - 2020 PJ4 (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 669,714 g,i GS Mortgage-Backed Securities Corp Trust 3 .000% 03/27/51 $ 557,590
Series - 2020 PJ5 (Class A4)
917,613 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 711,283
Series - 2020 PJ6 (Class A4)
49,681,577 g,i GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 347,518
Series - 2021 PJ3 (Class AX1)
4,812,024 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 3,736,004
Series - 2021 PJ5 (Class A4)
4,863,881 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,925,020
Series - 2022 PJ2 (Class A36)
2,030,028 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 09/25/52 1,638,178
Series - 2022 PJ4 (Class A36)
478,600 g,i GS Mortgage-Backed Securities Trust 3 .632 05/25/50 395,843
Series - 2020 PJ1 (Class B2)
1,023,331 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 793,229
Series - 2021 PJ2 (Class A4)
7,229,237 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,648,708
Series - 2021 PJ6 (Class A4)
9,162,154 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 7,101,992
Series - 2021 PJ7 (Class A4)
4,274,395 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,313,273
Series - 2021 PJ8 (Class A4)
1,976,154 g,i GS Mortgage-Backed Securities Trust 2 .713 01/25/52 1,457,099
Series - 2021 PJ7 (Class B2)
4,134,376 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,204,738
Series - 2021 PJ10 (Class A4)
3,460,489 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,951,600
Series - 2022 PJ1 (Class A8)
1,668,888 g,i GS Mortgage-Backed Securities Trust 2 .823 05/28/52 1,274,629
Series - 2022 PJ1 (Class B2)
4,431,753 g,i GS Mortgage-Backed Securities Trust 3 .000 10/25/52 3,576,305
Series - 2022 PJ5 (Class A36)
2,916,557 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 2,360,846
Series - 2022 PJ6 (Class A24)
4,804,187 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 4,068,269
Series - 2023 PJ1 (Class A24)
212,956 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .777 08/19/45 195,436
Series - 2005 11 (Class 2A1A)
3,500,000 g Hudson Yards Mortgage Trust 2 .835 08/10/38 3,147,733
Series - 2016 10HY (Class A)
2,500,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 2,211,362
Series - 2016 10HY (Class B)
5,750,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 5,008,700
Series - 2016 10HY (Class C)
2,500,000 g,i Hudson Yards Mortgage Trust 3 .076 08/10/38 2,046,329
Series - 2016 10HY (Class E)
11,650,000 g,i Hudson Yards Mortgage Trust 3 .558 07/10/39 9,109,695
Series - 2019 30HY (Class D)
5,545,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 4,679,804
Series - 2019 55HY (Class A)
5,000,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 3,444,222
Series - 2019 55HY (Class E)
1,500,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 1,087,036
Series - 2019 55HY (Class D)
9,452 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .810 03/25/35 8,827
Series - 2004 11 (Class 2A1)
440,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 364,792
Series - 2020 NQM1 (Class M1)
5,300,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 6 .564 10/15/33 4,834,784
Series - 2020 609M (Class A)

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 1,600,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .230% 01/15/46 $ 1,374,871
Series - 2013 C13 (Class D)
1,339,218 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .191 12/25/44 1,272,365
Series - 2015 1 (Class B1)
12,189 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 10,874
Series - 2015 3 (Class A19)
211,352 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 189,590
Series - 2015 6 (Class A13)
147,808 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 130,788
Series - 2016 1 (Class A13)
59,608 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 52,616
Series - 2017 2 (Class A13)
523,984 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 453,538
Series - 2018 3 (Class A13)
337,974 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 294,839
Series - 2018 4 (Class A13)
1,175,607 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 1,010,830
Series - 2018 5 (Class A13)
749,071 g,i JP Morgan Mortgage Trust 3 .356 10/26/48 717,488
Series - 2017 5 (Class A2)
42,740 g,i JP Morgan Mortgage Trust 4 .000 01/25/49 39,324
Series - 2018 8 (Class A13)
78,715 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 72,097
Series - 2018 9 (Class A13)
95,178 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 87,606
Series - 2019 1 (Class A15)
59,182 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 54,734
Series - 2019 1 (Class A3)
356,260 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 6 .088 10/25/49 344,503
Series - 2019 INV1 (Class A11)
844,310 g,i JP Morgan Mortgage Trust 3 .833 06/25/50 713,565
Series - 2020 1 (Class B2)
16,405,369 g,i JP Morgan Mortgage Trust 0 .143 07/25/51 111,440
Series - 2021 3 (Class AX1)
11,677,666 g,i JP Morgan Mortgage Trust 0 .132 08/25/51 73,577
Series - 2021 4 (Class AX1)
1,317,187 g,i JP Morgan Mortgage Trust 2 .882 08/25/51 1,005,450
Series - 2021 4 (Class B2)
22,321,685 g,i JP Morgan Mortgage Trust 0 .137 10/25/51 144,767
Series - 2021 6 (Class AX1)
2,896,398 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 2,248,733
Series - 2021 6 (Class A15)
2,012,266 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,562,302
Series - 2021 7 (Class A15)
2,552,205 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 1,981,505
Series - 2021 8 (Class A15)
1,035,315 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 802,518
Series - 2021 10 (Class A15)
3,524,602 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 2,732,075
Series - 2021 11 (Class A15)
987,550 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 765,494
Series - 2021 12 (Class A15)
1,662,552 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,288,718
Series - 2021 14 (Class A15)
1,082,321 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 821,883
Series - 2021 LTV2 (Class A3)
5,250,235 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,069,690
Series - 2021 15 (Class A15)
5,699,201 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 4,417,703
Series - 2022 1 (Class A15)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,793,017 g,i JP Morgan Mortgage Trust 3 .250% 07/25/52 $ 2,338,607
Series - 2022 LTV1 (Class A1)
1,964,123 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 1,589,885
Series - 2022 2 (Class A25)
8,961,258 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 7,231,493
Series - 2022 3 (Class A25)
5,636,604 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 4,751,222
Series - 2022 LTV2 (Class A6)
4,562,092 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 3,692,846
Series - 2022 4 (Class A17A)
3,874,687 g,i JP Morgan Mortgage Trust 3 .000 11/25/52 3,136,417
Series - 2022 6 (Class A17A)
2,819,630 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 2,282,387
Series - 2022 7 (Class 1A17)
2,238,295 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 2,088,521
Series - 2023 1 (Class A15A)
2,314,492 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 2,207,085
Series - 2023 1 (Class A15B)
2,400,000 i JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 2,232,496
Series - 2014 C23 (Class C)
630,341 g Ladder Capital Commercial Mortgage Securities 3 .575 02/15/36 577,749
Series - 2013 GCP (Class A1)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 8,968,269
Series - 2016 225L (Class A)
4,000,000 g,i MAD Mortgage Trust 3 .294 08/15/34 3,681,108
Series - 2017 330M (Class A)
2,350,000 g,i Manhattan West 2 .413 09/10/39 1,907,428
Series - 2020 1MW (Class D)
2,250,000 g,i MFT Trust 3 .392 08/10/40 1,437,648
Series - 2020 B6 (Class B)
178,847 Morgan Stanley Bank of America Merrill Lynch Trust 3 .069 02/15/48 175,062
Series - 2015 C20 (Class ASB)
3,300,000 g,i Morgan Stanley Capital I Trust 2 .509 04/05/42 2,500,664
Series - 2020 CNP (Class A)
106,067 i Morgan Stanley Capital I Trust 6 .282 12/12/49 44,986
Series - 2007 IQ16 (Class AJFX)
1,119,104 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 960,211
Series - 2021 4 (Class A4)
3,445,813 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,671,002
Series - 2021 5 (Class A9)
3,435,693 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,948,532
Series - 2021 6 (Class A4)
2,225,032 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 1,724,721
Series - 2021 6 (Class A9)
1,500,000 g,i MSDB Trust 3 .427 07/11/39 1,278,861
Series - 2017 712F (Class A)
3,450,000 g,i Natixis Commercial Mortgage Securities Trust 3 .917 11/15/32 3,206,481
Series - 2018 285M (Class A)
4,250,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .426 07/15/36 3,827,260
Series - 2019 MILE (Class C)
4,000,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .476 07/15/36 2,940,983
Series - 2019 MILE (Class F)
400,064 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 362,186
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 337,015
Series - 2019 NQM4 (Class M1)
43,571 i New York Mortgage Trust LIBOR 1 M + 0.480% 5 .630 02/25/36 42,676
Series - 2005 3 (Class A1)
4,602,171 g,i OBX Trust 2 .500 07/25/51 3,567,346
Series - 2021 J2 (Class A19)

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 251,010 g,i OBX Trust LIBOR 1 M + 0.650% 5 .800% 06/25/57 $ 238,095
Series - 2018 1 (Class A2)
1,317,088 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,022,573
Series - 2021 1 (Class A19)
1,423,152 g,i Oceanview Mortgage Trust 4 .500 11/25/52 1,310,143
Series - 2022 1 (Class A1)
14,500,000 g One Bryant Park Trust 2 .516 09/15/54 11,807,839
Series - 2019 OBP (Class A)
2,750,000 g One Market Plaza Trust 3 .614 02/10/32 2,545,968
Series - 2017 1MKT (Class A)
1,000,000 g One Market Plaza Trust 3 .845 02/10/32 895,773
Series - 2017 1MKT (Class B)
4,000,000 g One Market Plaza Trust 4 .016 02/10/32 3,443,573
Series - 2017 1MKT (Class C)
4,460,027 g,i RCKT Mortgage Trust 2 .500 09/25/51 3,457,165
Series - 2021 4 (Class A21)
6,316,644 g,i RCKT Mortgage Trust 2 .500 02/25/52 4,918,175
Series - 2022 2 (Class A22)
4,498,745 g,i RCKT Mortgage Trust 3 .500 06/25/52 3,781,608
Series - 2022 4 (Class A22)
178,888 g,i Sequoia Mortgage Trust 3 .500 05/25/45 160,400
Series - 2015 2 (Class A1)
50,435 g,i Sequoia Mortgage Trust 3 .500 06/25/46 44,830
Series - 2016 1 (Class A19)
209,468 g,i Sequoia Mortgage Trust 3 .726 09/25/47 189,462
Series - 2017 6 (Class B1)
12,685 g,i Sequoia Mortgage Trust 3 .500 03/25/48 11,240
Series - 2018 3 (Class A1)
19,924 g,i Sequoia Mortgage Trust 4 .000 09/25/48 18,345
Series - 2018 7 (Class A19)
36,613 g,i Sequoia Mortgage Trust 4 .000 06/25/49 33,539
Series - 2019 2 (Class A19)
170,907 g,i Sequoia Mortgage Trust 3 .500 12/25/49 151,380
Series - 2019 5 (Class A19)
1,512,163 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,256,531
Series - 2020 3 (Class A19)
2,466,333 g,i Sequoia Mortgage Trust 2 .500 06/25/51 1,914,835
Series - 2021 4 (Class A19)
343,589 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 302,481
Series - 2017 2 (Class A1)
12,900,000 g SLG Office Trust 2 .585 07/15/41 10,371,145
Series - 2021 OVA (Class A)
66,739 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .783 02/25/48 61,842
Series - 2018 SPI1 (Class M2)
1,125,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 6 .450 11/15/36 1,101,104
Series - 2021 LIH (Class AS)
2,000,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 6 .849 11/15/36 1,956,767
Series - 2021 LIH (Class B)
2,050,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 7 .148 11/15/36 1,988,560
Series - 2021 LIH (Class C)
4,000,000 g SUMIT Mortgage Trust 2 .789 02/12/41 3,102,056
Series - 2022 BVUE (Class A)
925,000 g,i Verus Securitization Trust 3 .207 11/25/59 807,391
Series - 2019 4 (Class M1)
408,422 g Verus Securitization Trust 1 .733 05/25/65 369,592
Series - 2020 5 (Class A3)
3,128,900 g,i Verus Securitization Trust 2 .240 10/25/66 2,554,059
Series - 2021 7 (Class A3)
2,711,000 g VNDO Trust 3 .805 01/10/35 2,494,118
Series - 2016 350P (Class A)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,000,000 g,i VNDO Trust 4 .033% 01/10/35 $ 2,715,295
Series - 2016 350P (Class B)
1,100,000 Wells Fargo Commercial Mortgage Trust 3 .808 12/15/47 1,033,496
Series - 2014 LC18 (Class AS)
436,551 Wells Fargo Commercial Mortgage Trust 2 .514 08/15/49 415,674
Series - 2016 BNK1 (Class ASB)
384,399 Wells Fargo Commercial Mortgage Trust 3 .185 03/15/59 369,757
Series - 2016 C33 (Class ASB)
25,539 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 23,899
Series - 2019 2 (Class A17)
445,491 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 372,042
Series - 2020 4 (Class A17)
5,690,920 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 4,411,284
Series - 2021 2 (Class A17)
1,472,015 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 1,141,024
Series - 2022 2 (Class A18)
650,000 i WFRBS Commercial Mortgage Trust 4 .996 12/15/46 611,795
Series - 2013 C18 (Class C)
118,754 g,i WinWater Mortgage Loan Trust 3 .919 06/20/44 98,585
Series - 2014 1 (Class B4)
2,984,740 g,i Woodward Capital Management 3 .000 05/25/52 2,416,038
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 648,307,705
TOTAL STRUCTURED ASSETS 924,219,652
(Cost $1,060,389,644)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.5%
FINANCIAL SERVICES - 0 .0%
126,248 e Morgan Stanley 3,277,398
TOTAL FINANCIAL SERVICES 3,277,398
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .2%
400,000 Brookfield Property Partners LP 5,444,000
631,850 Brookfield Property Partners LP 8,687,938
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 14,131,938
UTILITIES - 0 .3%
490,000 Brookfield Infrastructure Partners LP 9,319,800
308,000 Brookfield Renewable Partners LP 6,150,760
TOTAL UTILITIES 15,470,560
TOTAL PREFERRED STOCKS 32,879,896
(Cost $48,902,450)
TOTAL LONG-TERM INVESTMENTS 5,972,174,386
(Cost $6,582,866,015)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.4%
REPURCHASE AGREEMENT - 1 .4%
$ 87,265,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 87,265,000
TOTAL REPURCHASE AGREEMENT 87,265,000
TOTAL SHORT-TERM INVESTMENTS 87,265,000
(Cost $87,265,000)

Core Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES DESCRIPTION RATE
EXP
VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.0%
57,386,614 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110% $ 57,386,614
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 57,386,614
(Cost $57,386,614)
TOTAL INVESTMENTS - 100.9% 6,116,826,000
(Cost $6,727,517,629)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (52,808,096)
NET ASSETS - 100.0% $ 6,064,017,904
AVG Average
CLP Chilean Peso
CME Chicago Mercantile Exchange
CCRC Congregate Care Retirement Center
D Day
EUR Euro
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $55,956,740.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $87,265,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 5/31/27, valued at $89,010,390.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 7,443,522 CLP 6,000,000,000 Bank of America, N.A. 07/18/23  $ (21,116)
$ 6,518,324 EUR 5,919,432 Citibank N.A. 07/14/23  $ 54,373
Total  $ 33,257
CLP Chilean Peso
EUR Euro

Portfolio of Investments
Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.1%
BANK LOAN OBLIGATIONS - 3.1%
AUTOMOBILES & COMPONENTS - 0 .0%
$ 962,583 i Gates Global LLC SOFR 12 M + 2.500% 7 .702% 03/31/27 $ 958,973
TOTAL AUTOMOBILES & COMPONENTS 958,973
CAPITAL GOODS - 0 .1%
492,513 i Chariot Buyer LLC SOFR 12 M + 3.250% 8 .452 11/03/28 482,180
3,054 i Proampac PG Borrower LLC LIBOR 1 M + 4.000% 8 .580 11/03/25 3,027
774,087 i Resideo Funding, Inc LIBOR 4 M + 2.250% 7 .600 02/11/28 772,635
331,818 i SRAM LLC LIBOR 12 M + 2.750% 7 .943 05/18/28 330,574
637,273 i TransDigm, Inc SOFR 4 M + 3.250% 8 .492 08/24/28 637,643
TOTAL CAPITAL GOODS 2,226,059
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
290,288 i AlixPartners LLP SOFR 12 M + 2.500% 7 .717 02/04/28 290,034
485,000 i Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9 .217 01/29/27 478,937
545,875 i Amentum Government Services Holdings LLC SOFR 12 M + 4.000% 9 .147 02/15/29 534,957
976,045 i EAB Global, Inc LIBOR 4 M + 3.500% 8 .872 08/16/28 966,441
282,485 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/31/25 283,047
1,120,967 i Prime Security Services Borrower LLC LIBOR 3 M + 2.750% 7 .608 09/23/26 1,122,049
997,500 i Sedgwick Claims Management Services, Inc SOFR 12 M + 3.750% 8 .852 02/24/28 993,061
444,781 i Spin Holdco, Inc LIBOR 4 M + 4.000% 9 .230 03/04/28 383,942
3,441,538 i Trans Union LLC SOFR 12 M + 2.250% 7 .467 12/01/28 3,437,408
486,518 i West Technology Group LLC SOFR 4 M + 4.000% 9 .295 04/10/27 440,839
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 8,930,715
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .2%
2,750,000 h,i Emerson Climate Technologies, Inc SOFR 1 M + 3.000% 3 .000 05/31/30 2,753,438
4,962,500 i Flutter Financing BV SOFR 4 M + 3.250% 8 .753 07/22/28 4,977,437
603,247 h,i LS Group OpCo Acquisition LLC LIBOR 12 M + 3.250% 8 .443 11/02/27 600,735
1,477,218 i PetSmart, Inc SOFR 12 M + 3.750% 8 .952 02/11/28 1,476,915
576,000 i Staples, Inc LIBOR 4 M + 5.000% 10 .299 04/16/26 494,461
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 10,302,986
CONSUMER DURABLES & APPAREL - 0 .1%
982,500 i Conair Holdings LLC LIBOR 4 M + 3.750% 9 .288 05/17/28 929,076
501,500 i Crocs, Inc SOFR 12 M + 3.500% 8 .892 02/20/29 503,238
868,826 i Weber-Stephen Products LLC SOFR 12 M + 3.250% 8 .467 10/30/27 768,598
TOTAL CONSUMER DURABLES & APPAREL 2,200,912
CONSUMER SERVICES - 0 .3%
2,487,113 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .943 11/19/26 2,473,633
397,975 i Alterra Mountain Co LIBOR 12 M + 3.500% 8 .693 08/17/28 397,851
1,571,063 i Caesars Entertainment, Inc SOFR 12 M + 3.250% 8 .452 02/06/30 1,573,113
437,214 i Carnival Corp SOFR 12 M + 3.250% 8 .467 10/18/28 434,117
270,000 i Delta 2 Lux Sarl SOFR 12 M + 3.000% 8 .102 01/15/30 270,371
453,863 i Element Materials Technology Group US Holdings, Inc CME Term SOFR 1 Month +
4.250%
8 .930 04/12/29 445,920
208,950 i Element Materials Technology Group US Holdings, Inc SOFR 4 M + 4.250% 9 .592 06/22/29 205,294
1,960,174 i Fertitta Entertainment LLC SOFR 12 M + 4.000% 9 .102 01/27/29 1,938,328
478,848 i IRB Holding Corp SOFR 12 M + 3.000% 8 .202 12/15/27 476,154
728,982 i KFC Holding Co LIBOR 12 M + 1.750% 6 .896 03/15/28 724,152
643,824 i Life Time, Inc CME Term SOFR 1 Month +
4.750%
9 .800 01/15/26 644,731
254,641 h,i Motion Finco LLC LIBOR 1 M + 3.250% 0 .000 11/04/26 252,811
307,395 i Penn National Gaming, Inc SOFR 12 M + 2.750% 7 .952 05/03/29 306,786

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER SERVICES—continued
$ 1,470,113 i Sophia LP LIBOR 1 M + 3.750% 8 .230% 10/07/27 $ 1,456,639
TOTAL CONSUMER SERVICES 11,599,900
ENERGY - 0 .0%
193,674 i DT Midstream, Inc SOFR 4 M + 2.000% 7 .356 06/26/28 194,098
746,144 i Oryx Midstream Services Permian Basin LLC SOFR 12 M + 3.250% 8 .539 10/05/28 745,961
TOTAL ENERGY 940,059
FINANCIAL SERVICES - 0 .1%
360,303 i Lions Gate Capital Holdings LLC SOFR 12 M + 2.250% 7 .452 03/24/25 359,629
1,786,176 h,i Motion Finco LLC LIBOR 3 M + 3.250% 3 .250 11/12/26 1,773,342
TOTAL FINANCIAL SERVICES 2,132,971
FOOD, BEVERAGE & TOBACCO - 0 .0%
601,970 i Arterra Wines Canada, Inc SOFR 4 M + 3.500% 9 .003 11/24/27 586,421
582,001 i Froneri US, Inc SOFR 12 M + 2.250% 7 .452 01/29/27 579,746
1,060 i Hearthside Food Solutions LLC LIBOR 3 M + 3.688% 9 .269 05/31/25 936
307,714 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .659 03/31/28 298,243
TOTAL FOOD, BEVERAGE & TOBACCO 1,465,346
HEALTH CARE EQUIPMENT & SERVICES - 0 .3%
4,197,530 i Bausch & Lomb Corp SOFR 4 M + 3.250% 8 .592 05/10/27 4,082,098
1 i Da Vinci Purchaser Corp LIBOR 1 M + 4.000% 8 .953 11/26/26 1
600,736 i Global Medical Response, Inc LIBOR 12 M + 4.250% 9 .439 10/02/25 340,918
2,984,887 i ICU Medical, Inc SOFR 4 M + 2.500% 7 .892 01/08/29 2,958,769
1,886,500 i Onex TSG Intermediate Corp SOFR 4 M + 4.750% 10 .057 02/28/28 1,686,059
1,000,000 i Select Medical Corp SOFR 12 M + 2.500% 7 .702 03/06/25 999,125
2,500,000 h,i Surgery Center Holdings, Inc LIBOR 12 M + 3.750% 8 .896 08/31/26 2,499,712
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,566,682
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
609,000 i Energizer Holdings, Inc SOFR 12 M + 2.250% 7 .442 12/22/27 606,719
2,281,719 i Kronos Acquisition Holdings, Inc LIBOR 12 M + 3.750% 9 .253 12/22/26 2,228,419
1,919,121 i Kronos Acquisition Holdings, Inc CME Term SOFR 4 Month +
6.000%
11 .375 12/22/26 1,887,935
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,723,073
INSURANCE - 0 .1%
211,726 i Acrisure LLC LIBOR 12 M + 3.500% 8 .693 02/15/27 206,073
455,890 i AssuredPartners, Inc SOFR 12 M + 3.500% 8 .717 02/12/27 452,993
382,913 i AssuredPartners, Inc SOFR 12 M + 3.500% 8 .717 02/12/27 379,723
729,652 i Asurion LLC LIBOR 12 M + 3.250% 8 .788 12/23/26 704,297
425,000 i Asurion LLC CME Term SOFR 12 Month +
5.250%
10 .452 01/31/28 363,243
327,773 i HUB International Ltd LIBOR 6 M + 3.250% 8 .414 04/25/25 328,889
1,989,975 i USI, Inc SOFR 4 M + 3.750% 8 .992 11/22/29 1,989,796
TOTAL INSURANCE 4,425,014
MATERIALS - 0 .2%
671,864 i Asplundh Tree Expert LLC SOFR 12 M + 1.750% 6 .952 09/07/27 670,920
631,998 i Berry Global, Inc LIBOR 12 M + 1.750% 6 .972 07/01/26 632,004
1,629,993 i Clydesdale Acquisition Holdings, Inc SOFR 12 M + 4.175% 9 .377 04/13/29 1,607,099
199,500 i H.B. Fuller Co SOFR 12 M + 2.500% 7 .602 02/15/30 200,569
759,500 i Kloeckner Pentaplast of America, Inc SOFR 2M + 4.725% 10 .104 02/12/26 726,747
441,203 i Messer Industries USA, Inc SOFR 4 M + 2.500% 8 .003 03/02/26 441,492
339,152 i Quikrete Holdings, Inc SOFR 12 M + 2.625% 7 .842 02/01/27 338,923
281,399 i Reynolds Group Holdings, Inc SOFR 12 M + 3.250% 8 .467 02/05/26 281,638
392,995 i TricorBraun Holdings, Inc SOFR 12 M + 3.250% 8 .467 03/03/28 383,416
291,490 i Tronox Finance LLC LIBOR 12 M + 2.250% 7 .443 03/10/28 290,251
1,439,416 i Zekelman Industries, Inc SOFR 12 M + 2.000% 7 .197 01/24/27 1,431,420
TOTAL MATERIALS 7,004,479

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT - 0 .4%
$ 482,044 i Altice Financing S.A. LIBOR 4 M + 2.750% 8 .010% 01/31/26 $ 476,922
195,000 i Cablevision Lightpath LLC LIBOR 12 M + 3.250% 8 .443 11/30/27 188,267
2,000,000 h,i Centuri Group, Inc LIBOR 3 M + 2.500% 2 .500 08/27/28 1,993,130
20,488 i Cirque Du Soleil Holding USA Newco, Inc LIBOR 3 M + 1.000% 7 .000 11/24/27 20,379
262,995 i City Brewing Co LLC LIBOR 4 M + 3.500% 8 .760 04/05/28 173,577
1,703,598 i CNT Holdings I Corp SOFR 4 M + 3.500% 8 .459 11/08/27 1,699,126
734,134 i CSC Holdings LLC LIBOR 12 M + 2.250% 7 .443 07/17/25 709,052
967,669 i,q Diamond Sports Group LLC SOFR 12 M + 5.250% 10 .496 08/24/26 34,672
674,000 i DIRECTV Financing LLC SOFR 12 M + 5.000% 10 .217 08/02/27 660,426
959,298 i INEOS US Petrochem LLC SOFR 12 M + 2.750% 7 .967 01/29/26 958,459
2,779,924 i Mozart Borrower LP SOFR 12 M + 3.250% 8 .352 10/23/28 2,751,249
3,482,443 i Phoenix Newco, Inc LIBOR 12 M + 3.250% 8 .404 11/15/28 3,459,808
447,628 i Rackspace Technology Global, Inc SOFR 12 M + 2.750% 7 .996 02/15/28 207,751
1,005 i Radiate Holdco LLC SOFR 12 M + 3.250% 8 .477 09/25/26 841
1,220,399 i Ryan Specialty Group LLC SOFR 12 M + 3.000% 8 .202 09/01/27 1,221,735
2,253 i TK Elevator US Newco, Inc LIBOR 2 M + 3.500% 8 .602 07/30/27 2,238
455,309 i Univision Communications, Inc LIBOR 12 M + 3.250% 8 .443 03/15/26 452,137
2,000,000 i Virgin Media Bristol LLC LIBOR 12 M + 2.500% 7 .693 01/31/28 1,985,880
TOTAL MEDIA & ENTERTAINMENT 16,995,649
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .2%
1,639,442 i Avantor, Inc SOFR 12 M + 2.250% 7 .452 11/08/27 1,640,811
1,988,984 i Elanco Animal Health Inc LIBOR 1 M + 1.750% 6 .653 08/01/27 1,955,420
3,851,291 i Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .864 05/05/28 3,850,252
1,516,779 h,i Organon & Co LIBOR 12 M + 3.000% 8 .250 06/02/28 1,518,440
294,030 i Perrigo Investments LLC SOFR 12 M + 2.250% 7 .452 04/20/29 292,192
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 9,257,115
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .0%
264,308 i Cushman & Wakefield plc SOFR 12 M + 2.750% 7 .967 08/21/25 262,491
333,387 i Cushman & Wakefield US Borrower LLC SOFR 1 M + 3.250% 8 .332 01/31/30 323,802
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 586,293
SOFTWARE & SERVICES - 0 .5%
2,982,434 i Boxer Parent Co, Inc SOFR 12 M + 3.750% 8 .967 10/02/25 2,962,214
741,044 i Camelot Finance S.A. SOFR 12 M + 3.000% 8 .217 10/30/26 740,858
994,885 i Epicor Software Corp SOFR 12 M + 3.250% 8 .467 07/30/27 983,882
839,375 i Informatica LLC LIBOR 12 M + 2.750% 8 .000 10/27/28 839,635
1,994,962 i Instructure Holdings, Inc LIBOR 4 M + 2.750% 7 .852 10/30/28 1,998,713
502,920 i Light & Wonder, Inc SOFR 12 M + 3.000% 8 .248 04/14/29 503,038
1,117 i Magenta Buyer LLC LIBOR 4 M + 4.750% 10 .030 07/27/28 844
4,270,747 i NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .202 09/12/29 4,254,753
4,378,000 i Open Text Corp SOFR 12 M + 3.500% 8 .702 01/31/30 4,402,626
116,400 i Presidio Holdings, Inc SOFR 4 M + 3.500% 8 .702 01/22/27 116,022
466,688 i RealPage, Inc SOFR 12 M + 3.000% 8 .217 04/24/28 457,179
2,008,840 i SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .452 03/22/29 2,005,495
3,027,709 i SS&C Technologies, Inc CME Term SOFR 12 Month +
2.250%
7 .452 03/22/29 3,022,668
2,111,795 i UKG, Inc SOFR 4 M + 3.250% 8 .271 05/04/26 2,075,715
TOTAL SOFTWARE & SERVICES 24,363,642
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .0%
423,937 i Ahead DB Holdings LLC SOFR 4 M + 3.750% 9 .092 10/18/27 397,138
264,463 i Ingram Micro, Inc LIBOR 4 M + 3.500% 9 .038 06/30/28 263,969
450,000 i Match Group Holdings II LLC LIBOR 4 M + 1.750% 7 .264 02/13/27 450,000
394,592 i MLN US Holdco LLC LIBOR 6 M + 4.500% 4 .500 11/30/25 94,702
247,119 i MLN US Holdco LLC 5 .082 10/18/27 124,178
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,329,987
TELECOMMUNICATION SERVICES - 0 .0%
139,626 i Avaya, Inc SOFR 4 M + 8.500% 13 .544 08/01/28 120,916
481,094 i CommScope, Inc SOFR 12 M + 3.250% 8 .467 04/06/26 461,910

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 939,991 i SFR Group S.A. LIBOR 4 M + 3.688% 8 .948% 01/31/26 $ 889,467
623,553 i Zayo Group Holdings, Inc SOFR 12 M + 3.000% 8 .217 03/09/27 491,671
TOTAL TELECOMMUNICATION SERVICES 1,963,964
TRANSPORTATION - 0 .2%
550,838 i Air Canada LIBOR 4 M + 3.500% 8 .839 08/11/28 551,576
750,000 i American Airlines, Inc LIBOR 4 M + 4.750% 10 .000 04/20/28 767,010
374,300 i CHG Healthcare Services, Inc LIBOR 12 M + 3.250% 8 .443 09/29/28 372,943
947,755 i Genesee & Wyoming, Inc SOFR 4 M + 2.000% 7 .342 12/30/26 948,002
985,000 i Gulf Finance LLC SOFR 12 M + 6.750% 11 .996 08/25/26 960,513
2,500,000 h,i Kestrel Bidco, Inc SOFR 4 M + 3.000% 8 .251 12/11/26 2,431,425
380,000 i Mileage Plus Holdings LLC LIBOR 4 M + 5.250% 10 .764 06/21/27 395,437
247,500 i SkyMiles IP Ltd SOFR 4 M + 3.750% 8 .798 10/20/27 257,400
780,000 i United Airlines, Inc LIBOR 4 M + 3.750% 9 .292 04/21/28 780,870
383,123 i XPO, Inc CME Term SOFR 1 Month +
2.000%
0 .000 05/24/28 384,937
TOTAL TRANSPORTATION 7,850,113
UTILITIES - 0 .1%
1,000,339 h,i BroadStreet Partners, Inc SOFR 12 M + 2.750% 7 .967 01/27/27 989,451
354,197 i BroadStreet Partners, Inc SOFR 12 M + 2.750% 7 .967 01/27/27 351,541
2,000,000 i BroadStreet Partners, Inc SOFR 12 M + 4.000% 9 .160 01/27/29 1,992,500
546,617 i Covanta Holding Corp SOFR 12 M + 2.500% 7 .602 11/30/28 542,673
41,463 i Covanta Holding Corp CME Term SOFR 12 Month +
2.500%
7 .602 11/30/28 41,164
1,927,316 i Gopher Resource LLC LIBOR 4 M + 3.250% 8 .981 03/06/25 1,594,854
265,000 h,i Talen Energy Supply LLC SOFR 1 M + 4.500% 4 .500 05/17/30 264,614
327,000 h,i Talen Energy Supply LLC SOFR 1 M + 4.500% 9 .590 05/17/30 326,524
224,542 i Utz Quality Foods LLC SOFR 12 M + 3.000% 8 .217 01/20/28 224,495
TOTAL UTILITIES 6,327,816
TOTAL BANK LOAN OBLIGATIONS 138,151,748
(Cost $140,737,452)
CORPORATE BONDS - 38 .9%
AUTOMOBILES & COMPONENTS - 1 .5%
4,500,000 g Adient Global Holdings Ltd 4 .875 08/15/26 4,274,801
2,060,000 g Clarios Global LP 6 .750 05/15/28 2,052,795
575,000 Dana, Inc 5 .375 11/15/27 544,675
350,000 e Dana, Inc 5 .625 06/15/28 328,971
325,000 Dana, Inc 4 .250 09/01/30 270,574
1,000,000 e Ford Motor Co 7 .450 07/16/31 1,065,583
1,755,000 Ford Motor Co 3 .250 02/12/32 1,380,631
2,635,000 e Ford Motor Co 6 .100 08/19/32 2,553,726
1,140,000 Ford Motor Credit Co LLC 5 .584 03/18/24 1,131,959
4,045,000 Ford Motor Credit Co LLC 6 .950 03/06/26 4,066,434
2,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 2,042,240
4,525,000 Ford Motor Credit Co LLC 7 .350 03/06/30 4,621,120
1,400,000 Ford Motor Credit Co LLC 4 .000 11/13/30 1,196,417
4,900,000 e,g Gates Global LLC 6 .250 01/15/26 4,821,621
2,500,000 General Motors Co 6 .125 10/01/25 2,517,076
1,800,000 General Motors Co 5 .400 10/15/29 1,755,094
3,325,000 General Motors Co 5 .200 04/01/45 2,836,300
2,000,000 General Motors Financial Co, Inc 2 .750 06/20/25 1,884,047
800,000 General Motors Financial Co, Inc 6 .050 10/10/25 801,399
6,600,000 General Motors Financial Co, Inc 5 .000 04/09/27 6,422,593
2,825,000 General Motors Financial Co, Inc 5 .850 04/06/30 2,800,319
3,200,000 General Motors Financial Co, Inc 2 .700 06/10/31 2,552,322
3,550,000 General Motors Financial Co, Inc 5 .700 N/A‡ 3,116,345

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AUTOMOBILES & COMPONENTS—continued
$ 2,000,000 General Motors Financial Co, Inc 5 .750 % N/A‡ $ 1,627,500
5,000,000 Goodyear Tire & Rubber Co 5 .250 04/30/31 4,391,683
2,250,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 2,075,828
1,450,000 Magna International, Inc 3 .625 06/15/24 1,421,054
1,000,000 e,g Nemak SAB de C.V. 3 .625 06/28/31 780,040
750,000 g ZF North America Capital, Inc 6 .875 04/14/28 759,513
TOTAL AUTOMOBILES & COMPONENTS 66,092,660
BANKS - 7 .9%
1,525,000 g Access Bank plc 6 .125 09/21/26 1,279,627
1,500,000 g Akbank T.A.S. 6 .800 06/22/31 1,361,433
4,000,000 e Banco Bilbao Vizcaya Argentaria S.A. 6 .500 N/A‡ 3,750,800
835,000 g Banco de Credito e Inversiones S.A. 2 .875 10/14/31 691,740
1,725,000 g Banco Industrial S.A. 4 .875 01/29/31 1,581,620
3,000,000 g Banco Internacional del Peru SAA Interbank 4 .000 07/08/30 2,755,200
1,380,000 g Banco Mercantil del Norte S.A. 6 .750 N/A‡ 1,322,418
2,400,000 Banco Santander S.A. 5 .294 08/18/27 2,352,921
1,905,000 Banco Santander S.A. 3 .800 02/23/28 1,750,624
3,800,000 Banco Santander S.A. 4 .750 N/A‡ 2,907,870
2,200,000 Banco Santander S.A. 7 .500 N/A‡ 2,096,547
2,000,000 Bancolombia S.A. 4 .625 12/18/29 1,702,500
2,000,000 g Banistmo S.A. 4 .250 07/31/27 1,851,069
4,000,000 g Bank Hapoalim BM 3 .255 01/21/32 3,422,608
3,000,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 2,680,320
19,525,000 Bank of America Corp 0 .810 10/24/24 19,200,281
22,795,000 Bank of America Corp 2 .592 04/29/31 19,137,238
3,925,000 Bank of America Corp 2 .572 10/20/32 3,196,914
4,750,000 Bank of America Corp 2 .972 02/04/33 3,959,724
11,000,000 Bank of America Corp 5 .288 04/25/34 10,897,769
4,400,000 Bank of America Corp 3 .846 03/08/37 3,762,547
5,700,000 Bank of America Corp 2 .676 06/19/41 4,002,220
2,850,000 Bank of America Corp 4 .375 N/A‡ 2,430,337
8,400,000 Bank of America Corp 6 .100 N/A‡ 8,328,600
3,000,000 Barclays plc 3 .932 05/07/25 2,931,798
450,000 Barclays plc 2 .279 11/24/27 395,848
2,225,000 Barclays plc 3 .330 11/24/42 1,561,913
3,455,000 Barclays plc 6 .125 N/A‡ 3,028,308
2,500,000 Barclays PLC 8 .000 N/A‡ 2,362,250
3,300,000 g BNP Paribas S.A. 2 .819 11/19/25 3,146,520
100,000 g BNP Paribas S.A. 4 .375 05/12/26 95,965
2,150,000 g BNP Paribas S.A. 1 .904 09/30/28 1,831,162
1,800,000 g BNP Paribas S.A. 2 .159 09/15/29 1,498,938
6,600,000 g BNP Paribas S.A. 2 .588 08/12/35 5,059,234
8,000,000 g BNP Paribas S.A. 7 .750 N/A‡ 7,743,200
5,895,000 Citigroup, Inc 3 .200 10/21/26 5,517,973
2,805,000 Citigroup, Inc 4 .300 11/20/26 2,684,571
695,000 Citigroup, Inc 4 .450 09/29/27 663,606
2,135,000 Citigroup, Inc 2 .572 06/03/31 1,781,266
5,000,000 Citigroup, Inc 4 .910 05/24/33 4,838,276
11,800,000 Citigroup, Inc 6 .270 11/17/33 12,524,723
2,575,000 Citigroup, Inc 6 .174 05/25/34 2,597,434
1,750,000 e Citigroup, Inc 7 .375 N/A‡ 1,737,147
2,500,000 Citigroup, Inc 6 .300 N/A‡ 2,431,250
5,000,000 Citigroup, Inc 6 .250 N/A‡ 4,920,150
2,400,000 Citigroup, Inc 4 .000 N/A‡ 2,049,000
3,700,000 Citigroup, Inc 5 .000 N/A‡ 3,453,728
1,075,000 g Cooperatieve Rabobank UA 1 .339 06/24/26 983,030
4,950,000 Cooperatieve Rabobank UA 3 .750 07/21/26 4,621,407
4,800,000 g Credit Agricole S.A. 8 .125 N/A‡ 4,807,181
1,525,000 g DBS Group Holdings Ltd 4 .520 12/11/28 1,513,760
2,450,000 Discover Bank 2 .450 09/12/24 2,320,194

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 800,000 Discover Bank 4 .250% 03/13/26 $ 756,161
1,625,000 Discover Bank 3 .450 07/27/26 1,495,669
1,375,000 Discover Bank 2 .700 02/06/30 1,109,330
2,500,000 g Grupo Aval Ltd 4 .375 02/04/30 1,961,337
2,160,000 g Hana Bank 3 .500 N/A‡ 1,926,944
1,300,000 HSBC Holdings plc 3 .900 05/25/26 1,238,768
4,325,000 HSBC Holdings plc 4 .292 09/12/26 4,159,395
2,250,000 HSBC Holdings plc 2 .013 09/22/28 1,928,033
3,750,000 HSBC Holdings plc 7 .390 11/03/28 3,957,687
1,700,000 HSBC Holdings plc 2 .206 08/17/29 1,422,164
2,200,000 HSBC Holdings plc 3 .973 05/22/30 1,975,564
4,800,000 HSBC Holdings plc 8 .000 N/A‡ 4,765,224
990,000 Huntington Bancshares, Inc 4 .000 05/15/25 948,961
4,000,000 Huntington Bancshares, Inc 5 .625 N/A‡ 3,574,448
1,100,000 ING Groep NV 3 .950 03/29/27 1,041,706
3,000,000 g Intercorp Financial Services, Inc 4 .125 10/19/27 2,694,372
660,000 JPMorgan Chase & Co 3 .900 07/15/25 643,382
350,000 JPMorgan Chase & Co 3 .200 06/15/26 333,501
6,325,000 JPMorgan Chase & Co 4 .323 04/26/28 6,105,112
7,805,000 JPMorgan Chase & Co 3 .702 05/06/30 7,152,726
4,275,000 JPMorgan Chase & Co 1 .953 02/04/32 3,406,275
2,750,000 JPMorgan Chase & Co 2 .525 11/19/41 1,891,633
12,350,000 JPMorgan Chase & Co 3 .157 04/22/42 9,323,009
1,250,000 JPMorgan Chase & Co 4 .260 02/22/48 1,078,555
5,250,000 JPMorgan Chase & Co 3 .650 N/A‡ 4,620,788
4,000,000 JPMorgan Chase & Co 5 .000 N/A‡ 3,907,500
4,000,000 JPMorgan Chase & Co 6 .100 N/A‡ 3,990,800
2,900,000 e Lloyds Banking Group plc 6 .750 N/A‡ 2,654,115
5,000,000 Lloyds Banking Group plc 7 .500 N/A‡ 4,675,750
4,175,000 M&T Bank Corp 3 .500 N/A‡ 2,784,750
1,800,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 1,696,237
3,000,000 g Mizrahi Tefahot Bank Ltd 3 .077 04/07/31 2,615,760
1,700,000 NatWest Group plc 5 .516 09/30/28 1,666,407
3,000,000 g NBK SPC Ltd 1 .625 09/15/27 2,670,480
3,000,000 g NBK Tier  Financing Ltd 3 .625 N/A‡ 2,594,040
2,500,000 PNC Financial Services Group, Inc 3 .900 04/29/24 2,454,325
5,225,000 PNC Financial Services Group, Inc 3 .400 N/A‡ 3,853,438
3,275,000 PNC Financial Services Group, Inc 6 .200 N/A‡ 3,052,791
2,500,000 e,i PNC Financial Services Group, Inc LIBOR 3 M + 3.678% 3 .804 N/A‡ 2,497,496
3,000,000 Royal Bank of Scotland Group plc 6 .000 N/A‡ 2,775,000
2,100,000 g Societe Generale S.A. 4 .027 01/21/43 1,400,840
2,100,000 g Societe Generale S.A. 9 .375 N/A‡ 2,052,750
1,600,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 1,469,384
475,000 Toronto-Dominion Bank 3 .625 09/15/31 438,250
5,000,000 Truist Financial Corp 4 .950 N/A‡ 4,625,000
3,055,000 Truist Financial Corp 4 .800 N/A‡ 2,604,388
3,000,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 2,737,860
2,500,000 g Turkiye Vakiflar Bankasi TAO 6 .500 01/08/26 2,318,750
550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 484,143
3,500,000 UniCredit SpA 8 .000 N/A‡ 3,421,460
1,700,000 g United Overseas Bank Ltd 3 .750 04/15/29 1,665,457
3,000,000 g United Overseas Bank Ltd 2 .000 10/14/31 2,633,984
2,000,000 US Bancorp 4 .839 02/01/34 1,868,055
925,000 Wells Fargo & Co 3 .750 01/24/24 914,334
1,050,000 Wells Fargo & Co 3 .550 09/29/25 1,006,373
3,800,000 Wells Fargo & Co 3 .526 03/24/28 3,546,728
5,825,000 Wells Fargo & Co 2 .393 06/02/28 5,190,837
7,000,000 Wells Fargo & Co 3 .900 N/A‡ 6,162,800
1,500,000 Wells Fargo & Co 5 .875 N/A‡ 1,469,847

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 635,000 Westpac Banking Corp 2 .668% 11/15/35 $ 487,290
TOTAL BANKS 355,420,922
CAPITAL GOODS - 1 .1%
3,000,000 g AerCap Global Aviation 6 .500 06/15/45 2,899,736
1,325,000 Air Lease Corp 3 .000 02/01/30 1,107,997
4,100,000 Air Lease Corp 3 .125 12/01/30 3,415,416
1,690,000 g Airbus SE 3 .150 04/10/27 1,581,069
600,000 g BAE Systems plc 1 .900 02/15/31 481,744
10,500,000 Boeing Co 2 .196 02/04/26 9,636,986
1,050,000 Boeing Co 3 .250 02/01/28 963,950
2,350,000 Boeing Co 2 .950 02/01/30 2,042,536
2,300,000 Boeing Co 3 .250 02/01/35 1,864,905
1,375,000 Boeing Co 5 .705 05/01/40 1,371,572
3,375,000 Boeing Co 5 .805 05/01/50 3,362,684
1,160,000 g Chart Industries, Inc 7 .500 01/01/30 1,183,496
975,000 g Chart Industries, Inc 9 .500 01/01/31 1,034,488
3,075,000 g H&E Equipment Services, Inc 3 .875 12/15/28 2,662,274
1,750,000 Ingersoll-Rand Luxembourg Finance S.A. 3 .800 03/21/29 1,648,642
500,000 g Land O' Lakes, Inc 8 .000 N/A‡ 440,000
75,000 Lockheed Martin Corp 1 .850 06/15/30 62,400
1,925,000 Northrop Grumman Corp 3 .250 01/15/28 1,795,215
199,000 Raytheon Technologies Corp 3 .650 08/16/23 198,501
4,450,000 Raytheon Technologies Corp 4 .125 11/16/28 4,285,951
1,080,000 Raytheon Technologies Corp 2 .250 07/01/30 910,963
2,800,000 Raytheon Technologies Corp 5 .150 02/27/33 2,838,272
1,725,000 Raytheon Technologies Corp 4 .500 06/01/42 1,587,804
725,000 g WESCO Distribution, Inc 7 .250 06/15/28 739,541
TOTAL CAPITAL GOODS 48,116,142
COMMERCIAL & PROFESSIONAL SERVICES - 0 .6%
2,125,000 e,g ADT Corp 4 .875 07/15/32 1,816,875
1,395,000 e,g Albion Financing 1 SARL 6 .125 10/15/26 1,311,300
800,000 g ASGN, Inc 4 .625 05/15/28 723,744
925,000 g Booz Allen Hamilton, Inc 3 .875 09/01/28 836,626
370,000 g Booz Allen Hamilton, Inc 4 .000 07/01/29 331,426
1,000,000 g Garda World Security Corp 4 .625 02/15/27 915,001
745,000 g Garda World Security Corp 7 .750 02/15/28 739,503
250,000 g GFL Environmental, Inc 4 .250 06/01/25 241,252
1,000,000 g GFL Environmental, Inc 3 .750 08/01/25 951,369
250,000 g GFL Environmental, Inc 5 .125 12/15/26 241,197
3,150,000 g GFL Environmental, Inc 3 .500 09/01/28 2,803,451
3,845,000 g Iron Mountain, Inc 7 .000 02/15/29 3,851,467
620,000 g Prime Security Services Borrower LLC 5 .250 04/15/24 614,886
2,750,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 2,699,476
1,200,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 1,058,372
2,725,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 2,552,784
1,550,000 Republic Services, Inc 2 .900 07/01/26 1,452,445
420,000 g Ritchie Bros Auctioneers, Inc 6 .750 03/15/28 423,326
645,000 g Ritchie Bros Auctioneers, Inc 7 .750 03/15/31 669,139
1,330,000 Verisk Analytics, Inc 4 .125 03/15/29 1,269,578
75,000 Verisk Analytics, Inc 3 .625 05/15/50 55,149
850,000 Waste Management, Inc 2 .500 11/15/50 543,105
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 26,101,471
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .6%
2,670,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 2,369,955
755,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 657,375
1,950,000 AutoZone, Inc 1 .650 01/15/31 1,521,691
1,350,000 Genuine Parts Co 2 .750 02/01/32 1,107,757
1,645,000 e,g Hanesbrands, Inc 9 .000 02/15/31 1,657,939

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 3,900,000 g,q JSM Global Sarl 4 .750% 10/20/30 $ 676,650
1,225,000 g Kia Corp 2 .750 02/14/27 1,121,182
1,000,000 Kohl's Corp 4 .625 05/01/31 695,780
925,000 g L Brands, Inc 6 .625 10/01/30 892,984
800,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 684,593
2,175,000 g Lithia Motors, Inc 4 .625 12/15/27 2,031,667
1,950,000 e,g Macy's Retail Holdings LLC 5 .875 04/01/29 1,779,375
2,500,000 e,g Macy's Retail Holdings LLC 6 .125 03/15/32 2,187,175
1,900,000 e,g Magic Mergeco, Inc 5 .250 05/01/28 1,535,086
790,000 O'Reilly Automotive, Inc 3 .550 03/15/26 756,504
1,400,000 O'Reilly Automotive, Inc 3 .600 09/01/27 1,324,754
1,225,000 O'Reilly Automotive, Inc 4 .200 04/01/30 1,156,603
2,200,000 O'Reilly Automotive, Inc 1 .750 03/15/31 1,731,198
1,675,000 g Prosus NV 4 .987 01/19/52 1,208,040
5,000,000 g Staples, Inc 7 .500 04/15/26 4,129,565
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 29,225,873
CONSUMER DURABLES & APPAREL - 0 .0%
369,000 Newell Brands, Inc 4 .875 06/01/25 355,920
1,175,000 e Newell Brands, Inc 6 .375 09/15/27 1,125,189
TOTAL CONSUMER DURABLES & APPAREL 1,481,109
CONSUMER SERVICES - 0 .5%
2,000,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 1,861,636
3,285,000 g Churchill Downs, Inc 6 .750 05/01/31 3,248,044
2,300,000 g ENA Master Trust 4 .000 05/19/48 1,720,274
150,000 g Hilton Domestic Operating Co, Inc 5 .750 05/01/28 147,707
2,200,000 g Hilton Domestic Operating Co, Inc 3 .625 02/15/32 1,834,220
1,480,000 g International Game Technology plc 6 .500 02/15/25 1,480,000
400,000 g International Game Technology plc 4 .125 04/15/26 379,860
2,550,000 g Live Nation Entertainment, Inc 6 .500 05/15/27 2,563,574
425,000 e,g Marriott Ownership Resorts, Inc 4 .500 06/15/29 366,803
2,150,000 e McDonald's Corp 4 .600 09/09/32 2,129,560
1,000,000 g NCL Corp Ltd 5 .875 03/15/26 935,564
1,000,000 g NCL Corp Ltd 8 .375 02/01/28 1,044,944
1,665,000 Sands China Ltd 2 .800 03/08/27 1,445,175
2,000,000 e,g Transnet SOC Ltd 8 .250 02/06/28 1,942,500
450,000 g Wynn Macau Ltd 5 .625 08/26/28 392,625
TOTAL CONSUMER SERVICES 21,492,486
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .4%
3,505,000 g Albertsons Cos, Inc 6 .500 02/15/28 3,510,818
2,350,000 Costco Wholesale Corp 1 .600 04/20/30 1,956,410
1,460,000 Kroger Co 3 .875 10/15/46 1,121,394
675,000 SYSCO Corp 3 .300 07/15/26 637,550
2,250,000 SYSCO Corp 3 .150 12/14/51 1,558,787
1,800,000 e Target Corp 4 .400 01/15/33 1,749,982
2,200,000 Walmart, Inc 1 .050 09/17/26 1,964,221
280,000 e Walmart, Inc 2 .375 09/24/29 247,507
5,125,000 Walmart, Inc 1 .800 09/22/31 4,255,229
2,375,000 Walmart, Inc 2 .500 09/22/41 1,767,505
1,150,000 Walmart, Inc 4 .500 04/15/53 1,121,564
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 19,890,967
ENERGY - 3 .7%
3,950,000 g Archrock Partners LP 6 .875 04/01/27 3,792,000
375,000 g Archrock Partners LP 6 .250 04/01/28 352,073
550,000 Cenovus Energy, Inc 2 .650 01/15/32 443,969
2,000,000 Cenovus Energy, Inc 5 .400 06/15/47 1,810,497
2,750,000 Cheniere Energy Partners LP 3 .250 01/31/32 2,262,287
300,000 Chevron USA, Inc 3 .900 11/15/24 294,931

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,440,000 g Civitas Resources, Inc 8 .375% 07/01/28 $ 1,456,272
875,000 g Civitas Resources, Inc 8 .750 07/01/31 887,075
99,644 o Cloud Peak Energy, Inc 12 .000 05/01/25 90,342
1,500,000 g Cosan Ltd 5 .500 09/20/29 1,357,435
2,125,000 Diamondback Energy, Inc 3 .250 12/01/26 1,996,540
3,000,000 Diamondback Energy, Inc 3 .500 12/01/29 2,700,365
2,200,000 Diamondback Energy, Inc 3 .125 03/24/31 1,884,471
1,600,000 Diamondback Energy, Inc 4 .250 03/15/52 1,227,194
1,790,000 g DT Midstream, Inc 4 .125 06/15/29 1,570,860
1,490,000 g DT Midstream, Inc 4 .375 06/15/31 1,283,267
2,300,000 Ecopetrol S.A. 6 .875 04/29/30 2,098,202
2,275,000 Ecopetrol S.A. 4 .625 11/02/31 1,756,140
300,000 h Ecopetrol S.A. 8 .875 01/13/33 297,067
2,000,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 1,668,200
3,450,000 Enbridge, Inc 5 .700 03/08/33 3,497,373
2,340,000 Enbridge, Inc 5 .750 07/15/80 2,113,322
500,000 g Energean Israel Finance Ltd 4 .875 03/30/26 463,980
897,000 g Energean Israel Finance Ltd 5 .375 03/30/28 806,950
1,450,000 g,h Energean Israel Finance Ltd 8 .500 09/30/33 1,450,000
2,900,000 Energy Transfer LP 5 .750 02/15/33 2,918,983
4,200,000 Energy Transfer LP 6 .500 N/A‡ 3,814,944
1,375,000 Energy Transfer Operating LP 2 .900 05/15/25 1,302,786
950,000 Energy Transfer Operating LP 4 .750 01/15/26 928,675
575,000 Energy Transfer Operating LP 5 .500 06/01/27 571,883
2,000,000 Energy Transfer Operating LP 4 .950 06/15/28 1,939,942
575,000 Energy Transfer Operating LP 5 .250 04/15/29 561,339
2,100,000 Energy Transfer Operating LP 6 .250 04/15/49 2,051,025
2,700,000 Energy Transfer Operating LP 5 .000 05/15/50 2,280,320
525,000 g EnLink Midstream LLC 5 .625 01/15/28 508,034
745,000 g EnLink Midstream LLC 6 .500 09/01/30 744,092
1,025,000 Enterprise Products Operating LLC 3 .700 02/15/26 988,243
1,550,000 Enterprise Products Operating LLC 3 .125 07/31/29 1,388,868
200,000 Enterprise Products Operating LLC 2 .800 01/31/30 175,096
1,025,000 Enterprise Products Operating LLC 4 .250 02/15/48 868,253
2,105,000 Enterprise Products Operating LLC 4 .200 01/31/50 1,759,300
3,125,000 Enterprise Products Operating LLC 3 .700 01/31/51 2,390,733
825,000 Enterprise Products Operating LLC 3 .200 02/15/52 579,447
1,225,000 Enterprise Products Operating LLC 3 .300 02/15/53 874,108
450,000 g EQM Midstream Partners LP 6 .000 07/01/25 445,031
800,000 g EQM Midstream Partners LP 6 .500 07/01/27 789,017
2,000,000 g EQM Midstream Partners LP 4 .500 01/15/29 1,783,786
850,000 g EQT Corp 3 .125 05/15/26 781,499
2,661,300 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,258,549
2,750,000 g Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 2,218,911
675,000 Genesis Energy LP 6 .500 10/01/25 664,736
3,750,000 Genesis Energy LP 6 .250 05/15/26 3,550,983
450,000 g Hilcorp Energy I LP 5 .750 02/01/29 407,470
1,000,000 g Hilcorp Energy I LP 6 .000 04/15/30 910,574
450,000 g Hilcorp Energy I LP 6 .000 02/01/31 401,120
475,000 g Holly Energy Partners LP 6 .375 04/15/27 469,216
1,700,000 g KazMunayGas National Co JSC 5 .375 04/24/30 1,576,807
2,000,000 g KazMunayGas National Co JSC 3 .500 04/14/33 1,548,448
715,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 633,896
1,325,000 g Kosmos Energy Ltd 7 .750 05/01/27 1,132,947
1,025,000 g Leviathan Bond Ltd 6 .125 06/30/25 998,463
2,200,000 Marathon Petroleum Corp 3 .800 04/01/28 2,047,854
4,150,000 Marathon Petroleum Corp 4 .750 09/15/44 3,470,869
1,650,000 Marathon Petroleum Corp 5 .000 09/15/54 1,360,641
2,625,000 MPLX LP 1 .750 03/01/26 2,382,771
7,275,000 MPLX LP 2 .650 08/15/30 6,086,643
1,550,000 MPLX LP 4 .700 04/15/48 1,272,192

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 1,617,000 Murphy Oil Corp 5 .875% 12/01/27 $ 1,570,891
325,000 e Occidental Petroleum Corp 5 .500 12/01/25 320,863
800,000 Occidental Petroleum Corp 5 .550 03/15/26 789,800
2,375,000 Occidental Petroleum Corp 3 .500 08/15/29 2,040,101
2,000,000 Occidental Petroleum Corp 6 .600 03/15/46 2,059,100
1,375,000 ONEOK, Inc 4 .350 03/15/29 1,278,554
1,650,000 ONEOK, Inc 4 .500 03/15/50 1,259,688
2,000,000 g Parkland Corp 4 .500 10/01/29 1,735,000
1,260,000 g Parkland Corp 4 .625 05/01/30 1,092,489
4,000,000 g Pertamina Persero PT 1 .400 02/09/26 3,611,663
2,000,000 g Pertamina Persero PT 2 .300 02/09/31 1,621,467
1,200,000 Petrobras Global Finance BV 6 .900 03/19/49 1,107,288
1,992,000 Petroleos Mexicanos 6 .840 01/23/30 1,584,041
2,700,000 Petroleos Mexicanos 5 .950 01/28/31 1,972,487
4,509,000 Petroleos Mexicanos 6 .700 02/16/32 3,428,438
2,700,000 Phillips 66 2 .150 12/15/30 2,203,169
1,450,000 Phillips 66 3 .300 03/15/52 994,004
715,000 Phillips 66 Co 4 .680 02/15/45 609,736
475,000 Regency Energy Partners LP 4 .500 11/01/23 473,066
5,130,000 Sabine Pass Liquefaction LLC 5 .875 06/30/26 5,171,994
3,300,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 3,136,855
640,000 g Santos Finance Ltd 3 .649 04/29/31 531,321
2,675,000 g Saudi Arabian Oil Co 2 .250 11/24/30 2,225,300
820,000 Shell International Finance BV 3 .125 11/07/49 596,081
2,000,000 g SierraCol Energy Andina LLC 6 .000 06/15/28 1,470,000
455,000 Suncor Energy, Inc 6 .800 05/15/38 482,768
1,400,000 Sunoco Logistics Partners Operations LP 4 .000 10/01/27 1,310,957
600,000 Sunoco Logistics Partners Operations LP 5 .400 10/01/47 528,823
1,150,000 Sunoco LP 4 .500 05/15/29 1,020,269
1,525,000 Targa Resources Corp 4 .200 02/01/33 1,349,836
525,000 Targa Resources Partners LP 6 .500 07/15/27 521,197
2,000,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 1,629,200
3,300,000 Total Capital International S.A. 3 .127 05/29/50 2,396,495
2,000,000 TransCanada Trust 5 .500 09/15/79 1,715,500
1,110,000 g Transocean, Inc 8 .750 02/15/30 1,126,650
1,168,000 g Tullow Oil plc 10 .250 05/15/26 887,668
1,600,000 USA Compression Partners LP 6 .875 04/01/26 1,567,351
1,075,000 USA Compression Partners LP 6 .875 09/01/27 1,026,511
2,205,000 g Venture Global LNG, Inc 8 .125 06/01/28 2,239,475
1,800,000 Williams Cos, Inc 2 .600 03/15/31 1,491,775
3,075,000 Williams Cos, Inc 5 .650 03/15/33 3,115,744
TOTAL ENERGY 166,692,921
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .5%
2,050,000 Agree LP 2 .000 06/15/28 1,705,824
350,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/27 331,689
450,000 Alexandria Real Estate Equities, Inc 3 .950 01/15/28 419,304
1,650,000 Alexandria Real Estate Equities, Inc 4 .900 12/15/30 1,596,963
1,125,000 Alexandria Real Estate Equities, Inc 1 .875 02/01/33 822,125
875,000 American Tower Corp 5 .000 02/15/24 869,878
1,425,000 American Tower Corp 2 .950 01/15/25 1,362,803
475,000 American Tower Corp 3 .375 10/15/26 443,243
1,200,000 American Tower Corp 3 .600 01/15/28 1,104,827
1,480,000 American Tower Corp 3 .800 08/15/29 1,350,181
4,100,000 American Tower Corp 2 .900 01/15/30 3,536,253
825,000 American Tower Corp 2 .100 06/15/30 666,208
1,390,000 American Tower Corp 1 .875 10/15/30 1,096,768
950,000 Brandywine Operating Partnership LP 4 .100 10/01/24 911,567
1,750,000 Brixmor Operating Partnership LP 3 .850 02/01/25 1,673,675
350,000 Brixmor Operating Partnership LP 2 .250 04/01/28 294,007
775,000 Crown Castle International Corp 3 .650 09/01/27 724,364

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—continued
$ 2,025,000 Crown Castle International Corp 2 .250% 01/15/31 $ 1,650,457
3,525,000 Crown Castle International Corp 2 .100 04/01/31 2,819,337
1,775,000 CubeSmart LP 2 .250 12/15/28 1,495,721
590,000 Equinix, Inc 2 .150 07/15/30 476,809
2,375,000 Essential Properties LP 2 .950 07/15/31 1,779,834
1,890,000 Essex Portfolio LP 3 .000 01/15/30 1,615,569
600,000 Federal Realty Investment Trust 1 .250 02/15/26 535,685
1,500,000 Healthcare Realty Holdings LP 3 .875 05/01/25 1,422,987
1,500,000 Healthcare Realty Holdings LP 3 .625 01/15/28 1,327,204
525,000 Healthcare Realty Holdings LP 2 .400 03/15/30 415,470
550,000 Healthcare Realty Holdings LP 2 .050 03/15/31 412,230
1,225,000 Healthcare Trust of America Holdings LP 3 .500 08/01/26 1,127,026
3,055,000 Healthcare Trust of America Holdings LP 3 .100 02/15/30 2,616,859
375,000 Highwoods Realty LP 3 .875 03/01/27 336,838
725,000 Highwoods Realty LP 4 .125 03/15/28 633,992
700,000 Highwoods Realty LP 4 .200 04/15/29 589,337
3,369,000 Highwoods Realty LP 2 .600 02/01/31 2,468,914
1,285,000 Life Storage LP 2 .400 10/15/31 1,017,993
1,500,000 Mid-America Apartments LP 4 .300 10/15/23 1,491,758
1,000,000 Mid-America Apartments LP 3 .750 06/15/24 980,402
850,000 Mid-America Apartments LP 4 .000 11/15/25 822,292
3,925,000 Mid-America Apartments LP 2 .750 03/15/30 3,400,333
1,625,000 Mid-America Apartments LP 1 .700 02/15/31 1,282,682
1,000,000 Mid-America Apartments LP 2 .875 09/15/51 643,061
550,000 National Retail Properties, Inc 4 .000 11/15/25 522,987
600,000 National Retail Properties, Inc 3 .600 12/15/26 557,714
625,000 ProLogis LP 2 .875 11/15/29 547,032
875,000 Regency Centers LP 3 .900 11/01/25 824,844
425,000 Regency Centers LP 3 .600 02/01/27 399,475
1,650,000 Regency Centers LP 2 .950 09/15/29 1,414,195
1,700,000 Retail Properties of America, Inc 4 .750 09/15/30 1,528,021
3,500,000 g SBA Tower Trust 1 .631 11/15/26 3,018,937
789,000 g SBA Tower Trust 2 .328 01/15/28 675,207
603,000 SITE Centers Corp 3 .625 02/01/25 567,450
3,820,000 SITE Centers Corp 4 .250 02/01/26 3,577,877
650,000 SITE Centers Corp 4 .700 06/01/27 594,425
400,000 Weingarten Realty Investors 4 .450 01/15/24 396,907
925,000 Weingarten Realty Investors 3 .850 06/01/25 877,162
300,000 Weingarten Realty Investors 3 .250 08/15/26 277,519
650,000 Weyerhaeuser Co 4 .000 03/09/52 518,715
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 66,570,936
FINANCIAL SERVICES - 3 .0%
2,150,000 AerCap Ireland Capital DAC 1 .750 01/30/26 1,929,856
6,600,000 AerCap Ireland Capital DAC 3 .000 10/29/28 5,706,708
1,250,000 AerCap Ireland Capital DAC 3 .300 01/30/32 1,022,623
750,000 AerCap Ireland Capital DAC 3 .850 10/29/41 569,711
2,312,000 American Express Co 3 .700 08/03/23 2,312,000
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 2,116,058
4,086,000 Bank of New York Mellon Corp 4 .700 N/A‡ 3,968,527
1,850,000 g BBVA Bancomer S.A. 5 .125 01/18/33 1,605,315
1,000,000 g BBVA Bancomer S.A. 8 .450 06/29/38 1,001,000
75,000 Capital One Financial Corp 3 .750 03/09/27 69,857
3,940,000 e Capital One Financial Corp 3 .950 N/A‡ 2,925,450
6,675,000 Charles Schwab Corp 5 .375 N/A‡ 6,379,431
600,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 525,911
475,000 g Credit Suisse Group AG. 2 .193 06/05/26 435,560
5,900,000 g Credit Suisse Group AG. 1 .305 02/02/27 5,155,913
2,050,000 g Credit Suisse Group AG. 6 .442 08/11/28 2,057,583
2,450,000 Deutsche Bank AG. 5 .371 09/09/27 2,409,074
2,275,000 Deutsche Bank AG. 2 .311 11/16/27 1,954,992

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 3,400,000 Deutsche Bank AG. 6 .000 % N/A‡ $ 2,712,860
6,400,000 Discover Financial Services 6 .125 N/A‡ 6,098,799
4,550,000 Equitable Holdings, Inc 4 .950 N/A‡ 4,225,589
2,135,000 Fiserv, Inc 3 .500 07/01/29 1,948,691
1,250,000 Goldman Sachs Group, Inc 4 .000 03/03/24 1,233,961
1,000,000 Goldman Sachs Group, Inc 3 .500 04/01/25 960,590
8,200,000 Goldman Sachs Group, Inc 4 .482 08/23/28 7,927,892
2,500,000 Goldman Sachs Group, Inc 2 .615 04/22/32 2,050,298
710,000 Goldman Sachs Group, Inc 2 .650 10/21/32 578,740
1,050,000 Goldman Sachs Group, Inc 4 .411 04/23/39 916,245
1,625,000 Goldman Sachs Group, Inc 3 .210 04/22/42 1,200,581
1,450,000 Goldman Sachs Group, Inc 3 .436 02/24/43 1,102,963
6,050,000 Goldman Sachs Group, Inc 5 .500 N/A‡ 5,890,764
1,250,000 g,i Hestia Re Ltd SOFR + 9.500% 14 .768 04/22/25 1,068,375
925,000 Icahn Enterprises LP 5 .250 05/15/27 797,720
3,850,000 Icahn Enterprises LP 4 .375 02/01/29 3,024,945
3,000,000 g Indian Railway Finance Corp Ltd 2 .800 02/10/31 2,481,749
5,800,000 ING GROEP NV 6 .500 N/A‡ 5,412,560
425,000 Legg Mason, Inc 3 .950 07/15/24 414,902
3,425,000 g LPL Holdings, Inc 4 .000 03/15/29 3,004,816
500,000 g,i Matterhorn Re Ltd SOFR + 5.250% 5 .889 03/24/25 474,200
1,400,000 g Minejesa Capital BV 4 .625 08/10/30 1,253,291
1,000,000 g Minejesa Capital BV 5 .625 08/10/37 782,497
3,445,000 Morgan Stanley 2 .720 07/22/25 3,321,970
2,650,000 Morgan Stanley 2 .188 04/28/26 2,487,576
1,000,000 Morgan Stanley 4 .679 07/17/26 981,288
6,625,000 Morgan Stanley 3 .125 07/27/26 6,203,940
1,480,000 Morgan Stanley 3 .950 04/23/27 1,401,312
1,300,000 Morgan Stanley 1 .512 07/20/27 1,151,758
4,000,000 Morgan Stanley 5 .250 04/21/34 3,949,793
2,000,000 Navient Corp 5 .500 03/15/29 1,705,140
1,140,000 Northern Trust Corp 3 .950 10/30/25 1,098,461
2,421,000 Northern Trust Corp 4 .600 N/A‡ 2,133,553
1,345,000 OneMain Finance Corp 3 .500 01/15/27 1,153,929
2,375,000 g Power Finance Corp Ltd 3 .950 04/23/30 2,115,022
2,000,000 g Rocket Mortgage LLC 4 .000 10/15/33 1,564,480
600,000 Springleaf Finance Corp 6 .125 03/15/24 597,953
1,350,000 Springleaf Finance Corp 5 .375 11/15/29 1,147,699
2,325,000 UBS Group AG. 3 .750 03/26/25 2,224,791
2,100,000 g UBS Group AG. 3 .179 02/11/43 1,457,606
550,000 Visa, Inc 2 .700 04/15/40 422,502
260,000 Voya Financial, Inc 5 .700 07/15/43 249,334
TOTAL FINANCIAL SERVICES 133,076,704
FOOD, BEVERAGE & TOBACCO - 1 .2%
8,000,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 7,748,535
2,575,000 Anheuser-Busch Cos LLC 4 .700 02/01/36 2,504,483
2,830,000 Anheuser-Busch Cos LLC 4 .900 02/01/46 2,704,888
5,580,000 Anheuser-Busch InBev Worldwide, Inc 4 .750 01/23/29 5,555,762
3,700,000 BAT Capital Corp 2 .259 03/25/28 3,170,960
3,650,000 BAT Capital Corp 4 .906 04/02/30 3,450,242
3,735,000 BAT Capital Corp 2 .726 03/25/31 2,974,860
4,400,000 BAT International Finance plc 4 .448 03/16/28 4,153,201
2,700,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 2,301,777
3,000,000 g Coca-Cola Icecek AS. 4 .500 01/20/29 2,666,963
450,000 Constellation Brands, Inc 4 .400 11/15/25 440,675
450,000 Constellation Brands, Inc 3 .700 12/06/26 428,073
1,625,000 Constellation Brands, Inc 3 .150 08/01/29 1,464,718
2,350,000 Constellation Brands, Inc 2 .875 05/01/30 2,038,561
1,700,000 Constellation Brands, Inc 2 .250 08/01/31 1,389,204
1,650,000 Diageo Capital plc 2 .125 10/24/24 1,578,094

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOOD, BEVERAGE & TOBACCO—continued
$ 2,425,000 Diageo Capital plc 2 .375% 10/24/29 $ 2,101,820
1,150,000 Diageo Capital plc 2 .000 04/29/30 969,117
1,700,000 g Grupo Bimbo SAB de C.V. 4 .700 11/10/47 1,531,453
2,500,000 g MARB BondCo plc 3 .950 01/29/31 1,789,647
1,500,000 g Primo Water Holdings, Inc 4 .375 04/30/29 1,285,275
3,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 2,976,274
TOTAL FOOD, BEVERAGE & TOBACCO 55,224,582
HEALTH CARE EQUIPMENT & SERVICES - 1 .9%
450,000 Abbott Laboratories 5 .300 05/27/40 471,059
4,200,000 Anthem, Inc 2 .250 05/15/30 3,518,210
1,660,000 Becton Dickinson & Co 2 .823 05/20/30 1,451,827
1,200,000 Boston Scientific Corp 2 .650 06/01/30 1,045,524
1,640,000 Centene Corp 2 .450 07/15/28 1,401,800
6,410,000 Centene Corp 3 .000 10/15/30 5,341,434
2,750,000 g CHS/Community Health Systems, Inc 8 .000 03/15/26 2,678,768
1,250,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 984,659
1,525,000 Cigna Corp 3 .200 03/15/40 1,172,311
7,450,000 CVS Health Corp 1 .750 08/21/30 5,944,606
5,175,000 CVS Health Corp 4 .780 03/25/38 4,775,860
1,400,000 CVS Health Corp 2 .700 08/21/40 977,246
8,425,000 CVS Health Corp 5 .050 03/25/48 7,765,683
2,000,000 g DaVita, Inc 4 .625 06/01/30 1,716,956
1,575,000 Elevance Health, Inc 5 .125 02/15/53 1,527,324
4,630,000 Encompass Health Corp 4 .500 02/01/28 4,307,537
9,000,000 HCA, Inc 3 .500 09/01/30 7,888,946
2,075,000 g HCA, Inc 3 .625 03/15/32 1,801,117
1,320,000 HCA, Inc 5 .500 06/15/47 1,243,294
1,700,000 g HCA, Inc 4 .625 03/15/52 1,396,969
3,500,000 g Hologic, Inc 3 .250 02/15/29 3,062,165
1,800,000 Humana, Inc 3 .950 03/15/27 1,720,077
2,000,000 Humana, Inc 2 .150 02/03/32 1,575,520
1,025,000 McKesson Corp 5 .100 07/15/33 1,028,631
1,700,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 1,449,129
3,375,000 MPT Operating Partnership LP 3 .500 03/15/31 2,325,435
375,000 Tenet Healthcare Corp 4 .625 06/15/28 350,245
3,400,000 e Tenet Healthcare Corp 6 .125 10/01/28 3,273,180
5,600,000 Tenet Healthcare Corp 4 .375 01/15/30 5,053,414
2,650,000 UnitedHealth Group, Inc 2 .950 10/15/27 2,458,996
3,625,000 UnitedHealth Group, Inc 2 .300 05/15/31 3,065,125
1,085,000 UnitedHealth Group, Inc 3 .750 10/15/47 892,984
TOTAL HEALTH CARE EQUIPMENT & SERVICES 83,666,031
HOUSEHOLD & PERSONAL PRODUCTS - 0 .0%
875,000 Church & Dwight Co, Inc 2 .300 12/15/31 721,644
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 721,644
INSURANCE - 1 .1%
2,550,000 g Acrisure LLC 4 .250 02/15/29 2,201,149
150,000 Aetna, Inc 6 .625 06/15/36 164,808
53,000 Aflac, Inc 6 .450 08/15/40 55,564
1,000,000 g,i Alamo Re Ltd 12 .575 06/07/25 949,400
825,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 740,349
4,360,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 4,323,980
325,000 g AmWINS Group, Inc 4 .875 06/30/29 293,470
1,250,000 Aon Corp 2 .800 05/15/30 1,081,897
1,450,000 Aon Corp 5 .350 02/28/33 1,460,564
2,425,000 Aon plc 3 .500 06/14/24 2,372,114
500,000 Berkshire Hathaway Finance Corp 2 .875 03/15/32 440,007
3,895,000 Berkshire Hathaway Finance Corp 2 .850 10/15/50 2,710,440
400,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 330,665

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 700,000 CNA Financial Corp 3 .950% 05/15/24 $ 688,110
550,000 g Equitable Financial Life Global Funding 1 .400 07/07/25 500,351
1,690,000 g Five Corners Funding Trust II 2 .850 05/15/30 1,435,569
7,425,000 Hartford Financial Services Group, Inc 2 .800 08/19/29 6,391,845
250,000 Hartford Financial Services Group, Inc 4 .300 04/15/43 203,696
850,000 Hartford Financial Services Group, Inc 2 .900 09/15/51 551,649
2,000,000 g High Street Funding Trust I 4 .111 02/15/28 1,859,268
1,521,000 g Liberty Mutual Group, Inc 4 .569 02/01/29 1,434,405
1,750,000 g Liberty Mutual Group, Inc 3 .951 10/15/50 1,279,842
1,750,000 g Liberty Mutual Group, Inc 5 .500 06/15/52 1,648,115
375,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 363,637
1,400,000 MetLife, Inc 3 .600 04/10/24 1,378,967
260,000 MetLife, Inc 3 .600 11/13/25 249,763
625,000 MetLife, Inc 5 .000 07/15/52 586,888
3,920,000 e MetLife, Inc 3 .850 N/A‡ 3,622,002
1,000,000 g NFP Corp 4 .875 08/15/28 893,186
1,000,000 g NFP Corp 7 .500 10/01/30 968,205
500,000 Principal Financial Group, Inc 2 .125 06/15/30 405,533
2,100,000 Prudential Financial, Inc 5 .200 03/15/44 2,075,157
500,000 Prudential Financial, Inc 3 .905 12/07/47 398,923
4,000,000 Prudential Financial, Inc 5 .125 03/01/52 3,611,480
1,050,000 Reinsurance Group of America, Inc 3 .900 05/15/29 952,668
700,000 g Swiss Re Finance Luxembourg SA 5 .000 04/02/49 668,500
850,000 Willis North America, Inc 3 .600 05/15/24 829,344
TOTAL INSURANCE 50,121,510
MATERIALS - 2 .1%
2,650,000 Albemarle Corp 4 .650 06/01/27 2,580,646
1,125,000 g Alpek SAB de C.V. 4 .250 09/18/29 1,005,469
2,000,000 g Alpek SAB de C.V. 3 .250 02/25/31 1,616,200
3,700,000 Amcor Flexibles North America, Inc 2 .690 05/25/31 3,030,676
875,000 g Anglo American Capital plc 3 .875 03/16/29 795,157
1,350,000 e,g Anglo American Capital plc 2 .625 09/10/30 1,113,590
2,300,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 2,013,783
1,500,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 1,287,551
1,225,000 e,g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 1,052,236
3,570,000 Ball Corp 6 .875 03/15/28 3,640,911
2,425,000 Ball Corp 2 .875 08/15/30 2,013,059
270,000 Bemis Co, Inc 3 .100 09/15/26 247,878
1,200,000 Bemis Co, Inc 2 .630 06/19/30 997,980
5,375,000 Berry Global, Inc 1 .570 01/15/26 4,846,827
3,125,000 Berry Global, Inc 1 .650 01/15/27 2,695,636
1,500,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 1,357,118
1,500,000 g Cemex SAB de C.V. 5 .450 11/19/29 1,446,374
2,000,000 g Cemex SAB de C.V. 3 .875 07/11/31 1,683,809
875,000 g Cemex SAB de C.V. 9 .125 N/A‡ 886,154
1,500,000 Commercial Metals Co 4 .125 01/15/30 1,334,852
725,000 e,g Constellium SE 3 .750 04/15/29 616,799
2,000,000 g Corp Nacional del Cobre de Chile 3 .150 01/14/30 1,771,132
5,805,000 DowDuPont, Inc 4 .493 11/15/25 5,685,115
1,605,000 DowDuPont, Inc 4 .725 11/15/28 1,578,372
5,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 4,761,271
1,785,000 g Freeport Indonesia PT 5 .315 04/14/32 1,683,409
1,250,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 1,264,169
1,215,000 g Inversiones CMPC S.A. 6 .125 06/23/33 1,222,832
1,785,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 1,773,412
485,000 g Midwest Connector Capital Co LLC 4 .625 04/01/29 443,171
2,000,000 g Mineral Resources Ltd 8 .000 11/01/27 1,997,144
1,200,000 Newmont Corp 2 .250 10/01/30 983,150
1,665,000 Newmont Corp 2 .600 07/15/32 1,360,405
3,000,000 g Nova Chemicals Corp 4 .875 06/01/24 2,930,940

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 2,500,000 Nutrien Ltd 2 .950% 05/13/30 $ 2,170,151
1,920,000 g OCI NV 4 .625 10/15/25 1,830,882
1,100,000 g OCP S.A. 3 .750 06/23/31 908,468
2,000,000 Olin Corp 5 .125 09/15/27 1,907,257
1,975,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 1,770,094
2,900,000 g PolyOne Corp 5 .750 05/15/25 2,864,801
2,075,000 Sasol Financing USA LLC 4 .375 09/18/26 1,831,255
670,000 g Sealed Air Corp 6 .125 02/01/28 665,061
3,000,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 2,118,399
2,200,000 g Standard Industries, Inc 5 .000 02/15/27 2,096,709
2,000,000 g SunCoke Energy, Inc 4 .875 06/30/29 1,679,714
3,000,000 e Suzano Austria GmbH 3 .125 01/15/32 2,401,149
911,000 g Tronox, Inc 4 .625 03/15/29 757,071
2,675,000 g UltraTech Cement Ltd 2 .800 02/16/31 2,196,557
815,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 588,373
1,595,000 g,h Windsor Holdings III LLC 8 .500 06/15/30 1,587,535
1,000,000 WRKCo, Inc 4 .900 03/15/29 967,193
1,500,000 e WRKCo, Inc 3 .000 06/15/33 1,219,824
TOTAL MATERIALS 93,277,720
MEDIA & ENTERTAINMENT - 2 .4%
875,000 Activision Blizzard, Inc 3 .400 09/15/26 832,412
1,100,000 Activision Blizzard, Inc 1 .350 09/15/30 879,934
2,030,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 1,429,128
3,980,280 g Alfa Desarrollo S.p.A 4 .550 09/27/51 2,920,531
2,000,000 g Altice Financing S.A. 5 .750 08/15/29 1,549,322
2,500,000 g Arches Buyer, Inc 4 .250 06/01/28 2,175,481
1,500,000 g BOC Aviation USA Corp 1 .625 04/29/24 1,447,243
500,000 g,i Bonanza RE Ltd SOFR + 5.750% 11 .031 03/16/25 420,600
1,175,000 g Cable Onda S.A. 4 .500 01/30/30 998,670
6,000,000 g CCO Holdings LLC 5 .125 05/01/27 5,587,469
1,800,000 g CCO Holdings LLC 4 .500 08/15/30 1,498,844
2,200,000 e Charter Communications Operating LLC 4 .400 04/01/33 1,931,062
5,000,000 Charter Communications Operating LLC 3 .500 03/01/42 3,344,487
1,465,000 Charter Communications Operating LLC 5 .125 07/01/49 1,152,550
8,150,000 Charter Communications Operating LLC 4 .800 03/01/50 6,149,165
5,000,000 Comcast Corp 4 .150 10/15/28 4,844,388
2,975,000 Comcast Corp 3 .200 07/15/36 2,440,586
1,000,000 Comcast Corp 3 .900 03/01/38 868,845
15,185,000 Comcast Corp 2 .887 11/01/51 10,180,882
5,000,000 g CSC Holdings LLC 5 .500 04/15/27 4,159,943
980,000 e,g CSC Holdings LLC 11 .250 05/15/28 950,335
1,225,000 g CT Trust 5 .125 02/03/32 983,179
985,000 g DIRECTV Holdings LLC 5 .875 08/15/27 892,051
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,142,375
3,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 2,425,829
2,000,000 GSK Consumer Healthcare Capital US LLC 3 .375 03/24/27 1,871,565
3,200,000 GSK Consumer Healthcare Capital US LLC 3 .625 03/24/32 2,868,608
1,275,000 Lamar Media Corp 3 .750 02/15/28 1,160,556
3,000,000 Lamar Media Corp 4 .875 01/15/29 2,790,000
1,000,000 Lamar Media Corp 4 .000 02/15/30 874,948
825,000 Lamar Media Corp 3 .625 01/15/31 695,062
1,275,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,071,365
1,500,000 g Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,484,289
2,322,750 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,087,572
825,000 g News Corp 3 .875 05/15/29 724,190
3,500,000 Paramount Global 6 .375 03/30/62 2,919,736
1,830,000 S&P Global, Inc 4 .250 05/01/29 1,778,492
590,000 g Sirius XM Radio, Inc 3 .125 09/01/26 528,196
2,725,000 g Sirius XM Radio, Inc 4 .000 07/15/28 2,367,677
1,575,000 g Sirius XM Radio, Inc 4 .125 07/01/30 1,286,074

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 1,230,000 Time Warner Cable LLC 5 .875% 11/15/40 $ 1,085,044
475,000 Time Warner Cable LLC 4 .500 09/15/42 355,296
1,275,000 g Univision Communications, Inc 4 .500 05/01/29 1,095,425
3,000,000 g UPC Broadband Finco BV 4 .875 07/15/31 2,469,270
2,000,000 g Venture Global Calcasieu Pass LLC 4 .125 08/15/31 1,719,933
1,500,000 g,i Vitality Re XIV Ltd U.S. Treasury Bill 3 M + 3.500% 8 .768 01/05/27 1,535,850
2,000,000 g VZ Secured Financing BV 5 .000 01/15/32 1,610,733
125,000 Walt Disney Co 7 .625 11/30/28 139,992
5,000,000 Warnermedia Holdings, Inc 3 .755 03/15/27 4,663,831
6,475,000 Warnermedia Holdings, Inc 5 .050 03/15/42 5,457,566
725,000 Warnermedia Holdings, Inc 5 .141 03/15/52 590,330
1,825,000 Weibo Corp 3 .375 07/08/30 1,452,954
TOTAL MEDIA & ENTERTAINMENT 107,889,865
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .3%
2,625,000 AbbVie, Inc 3 .800 03/15/25 2,552,077
5,725,000 AbbVie, Inc 4 .050 11/21/39 4,984,541
5,975,000 Amgen, Inc 5 .250 03/02/33 5,982,621
5,350,000 Amgen, Inc 5 .650 03/02/53 5,417,973
25,000 AstraZeneca Finance LLC 2 .250 05/28/31 21,095
6,675,000 AstraZeneca plc 1 .375 08/06/30 5,370,700
1,500,000 g Avantor Funding, Inc 4 .625 07/15/28 1,390,384
2,040,000 g Avantor Funding, Inc 3 .875 11/01/29 1,786,078
750,000 Bristol-Myers Squibb Co 2 .350 11/13/40 527,002
1,700,000 Bristol-Myers Squibb Co 3 .550 03/15/42 1,409,511
1,090,000 Danaher Corp 2 .800 12/10/51 751,939
450,000 Gilead Sciences, Inc 4 .000 09/01/36 405,763
900,000 Johnson & Johnson 3 .400 01/15/38 784,341
1,325,000 Merck & Co, Inc 2 .750 12/10/51 913,898
1,450,000 Mylan, Inc 4 .550 04/15/28 1,366,077
2,000,000 g Organon Finance  LLC 4 .125 04/30/28 1,775,062
3,150,000 g Organon Finance  LLC 5 .125 04/30/31 2,598,827
1,375,000 Pfizer Investment Enterprises Pte Ltd 4 .750 05/19/33 1,369,819
5,150,000 Pfizer Investment Enterprises Pte Ltd 5 .300 05/19/53 5,354,359
5,250,000 Pfizer Investment Enterprises Pte Ltd 5 .340 05/19/63 5,312,728
6,950,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 5,775,802
3,000,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 2,688,137
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 966,701
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 59,505,435
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
1,850,000 g Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 1,674,250
1,400,000 Kennedy-Wilson, Inc 4 .750 03/01/29 1,106,914
1,475,000 Kennedy-Wilson, Inc 5 .000 03/01/31 1,103,897
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 3,885,061
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
3,736,000 g Broadcom, Inc 3 .187 11/15/36 2,823,493
8,558,000 g Broadcom, Inc 4 .926 05/15/37 7,745,025
1,035,000 Intel Corp 3 .734 12/08/47 804,584
3,595,000 NVIDIA Corp 2 .000 06/15/31 3,010,870
1,425,000 NXP BV 3 .875 06/18/26 1,368,785
1,175,000 NXP BV 4 .400 06/01/27 1,135,861
725,000 NXP BV 3 .400 05/01/30 641,457
1,575,000 NXP BV 3 .125 02/15/42 1,101,814
700,000 Texas Instruments, Inc 2 .625 05/15/24 683,323
505,000 Texas Instruments, Inc 4 .150 05/15/48 458,690
1,500,000 Texas Instruments, Inc 5 .000 03/14/53 1,519,633
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 21,293,535

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES - 0 .6%
$ 2,975,000 Adobe, Inc 2 .300% 02/01/30 $ 2,609,700
265,000 g CA Magnum Holdings 5 .375 10/31/26 237,271
900,000 g Gartner, Inc 3 .750 10/01/30 783,826
1,413,000 g j2 Global, Inc 4 .625 10/15/30 1,223,824
3,000,000 Microsoft Corp 2 .400 08/08/26 2,815,481
1,165,000 Microsoft Corp 3 .300 02/06/27 1,120,321
1,149,000 Microsoft Corp 2 .525 06/01/50 794,816
2,270,000 g NortonLifeLock, Inc 6 .750 09/30/27 2,263,609
565,000 g Open Text Corp 6 .900 12/01/27 575,187
2,830,000 g Open Text Corp 3 .875 12/01/29 2,365,491
550,000 g Open Text Holdings, Inc 4 .125 02/15/30 465,742
4,300,000 Oracle Corp 4 .900 02/06/33 4,174,030
2,450,000 Oracle Corp 5 .550 02/06/53 2,372,441
1,300,000 Roper Technologies, Inc 1 .400 09/15/27 1,120,709
4,100,000 Roper Technologies, Inc 2 .000 06/30/30 3,350,910
3,525,000 salesforce.com, Inc 2 .700 07/15/41 2,589,834
TOTAL SOFTWARE & SERVICES 28,863,192
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .6%
3,000,000 g Ahead DB Holdings LLC 6 .625 05/01/28 2,439,810
1,470,000 Amphenol Corp 2 .800 02/15/30 1,287,237
5,575,000 Apple, Inc 2 .450 08/04/26 5,218,775
10,350,000 Apple, Inc 2 .050 09/11/26 9,537,391
1,000,000 Apple, Inc 3 .850 05/04/43 892,335
640,000 Apple, Inc 4 .650 02/23/46 631,387
290,000 Corning, Inc 4 .375 11/15/57 234,888
1,805,000 Dell International LLC 5 .300 10/01/29 1,791,840
875,000 Flex Ltd 4 .875 06/15/29 836,878
4,125,000 g Imola Merger Corp 4 .750 05/15/29 3,587,535
1,500,000 g Lenovo Group Ltd 3 .421 11/02/30 1,264,118
975,000 g Sensata Technologies BV 4 .000 04/15/29 868,027
450,000 Tyco Electronics Group S.A. 3 .700 02/15/26 434,053
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 29,024,274
TELECOMMUNICATION SERVICES - 2 .4%
2,075,000 g America Movil SAB de C.V. 5 .375 04/04/32 1,879,289
6,563,000 AT&T, Inc 2 .550 12/01/33 5,155,079
2,085,000 AT&T, Inc 4 .500 05/15/35 1,916,745
1,700,000 AT&T, Inc 3 .500 06/01/41 1,305,064
20,570,000 AT&T, Inc 3 .550 09/15/55 14,400,352
4,917,000 AT&T, Inc 3 .800 12/01/57 3,559,896
3,500,000 g Bharti Airtel Ltd 3 .250 06/03/31 3,022,580
3,200,000 g C&W Senior Financing Designated Activity Co 6 .875 09/15/27 2,792,000
2,575,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 2,039,400
2,000,000 g Frontier Communications Holdings LLC 5 .875 10/15/27 1,835,522
1,925,000 g Iliad Holding SASU 6 .500 10/15/26 1,816,859
893,000 g Iliad Holding SASU 7 .000 10/15/28 823,028
2,268,000 g Millicom International Cellular S.A. 5 .125 01/15/28 1,980,427
1,175,000 g Millicom International Cellular S.A. 4 .500 04/27/31 903,105
370,000 Orange S.A. 5 .375 01/13/42 367,301
1,150,000 Telefonica Emisiones SAU 4 .895 03/06/48 959,798
3,000,000 g Telefonica Moviles Chile S.A. 3 .537 11/18/31 2,385,000
800,000 T-Mobile USA, Inc 2 .250 02/15/26 735,084
10,850,000 T-Mobile USA, Inc 2 .625 02/15/29 9,423,528
8,650,000 T-Mobile USA, Inc 3 .875 04/15/30 7,968,973
1,750,000 T-Mobile USA, Inc 5 .050 07/15/33 1,718,323
750,000 T-Mobile USA, Inc 3 .000 02/15/41 548,332
3,000,000 T-Mobile USA, Inc 3 .300 02/15/51 2,104,471
1,700,000 Verizon Communications, Inc 1 .750 01/20/31 1,341,188
24,650,000 Verizon Communications, Inc 2 .550 03/21/31 20,581,099
1,158,000 Verizon Communications, Inc 2 .355 03/15/32 931,361

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 5,335,000 g Vmed O2 UK Financing I plc 4 .750% 07/15/31 $ 4,436,045
2,850,000 Vodafone Group plc 4 .375 02/19/43 2,393,381
2,620,000 Vodafone Group plc 4 .250 09/17/50 2,100,647
6,000,000 Vodafone Group plc 4 .125 06/04/81 4,761,000
TOTAL TELECOMMUNICATION SERVICES 106,184,877
TRANSPORTATION - 0 .7%
3,600,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 2,518,636
1,400,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 1,120,859
1,800,000 Burlington Northern Santa Fe LLC 3 .050 02/15/51 1,275,120
5,500,000 Canadian Pacific Railway Co 2 .050 03/05/30 4,613,629
750,000 Canadian Pacific Railway Co 3 .100 12/02/51 531,569
2,750,000 g Cargo Aircraft Management, Inc 4 .750 02/01/28 2,409,192
1,990,000 CSX Corp 3 .250 06/01/27 1,872,488
700,000 CSX Corp 3 .800 03/01/28 666,294
3,295,000 CSX Corp 4 .250 03/15/29 3,189,606
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,684,759
698,326 g Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 616,548
3,260,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,050,844
1,550,000 Union Pacific Corp 2 .891 04/06/36 1,235,793
1,880,000 Union Pacific Corp 3 .839 03/20/60 1,495,458
3,940,000 g XPO, Inc 6 .250 06/01/28 3,873,915
TOTAL TRANSPORTATION 31,154,710
UTILITIES - 3 .2%
325,000 AEP Transmission Co LLC 3 .100 12/01/26 304,503
350,000 AEP Transmission Co LLC 4 .000 12/01/46 293,365
2,285,000 AEP Transmission Co LLC 2 .750 08/15/51 1,472,800
700,000 Alabama Power Co 4 .150 08/15/44 583,407
1,350,000 Ameren Corp 1 .750 03/15/28 1,156,044
2,000,000 Ameren Illinois Co 4 .950 06/01/33 1,984,112
3,225,000 Ameren Illinois Co 5 .900 12/01/52 3,511,904
525,000 American Water Capital Corp 3 .000 12/01/26 486,445
1,927,000 American Water Capital Corp 2 .800 05/01/30 1,684,370
5,000,000 American Water Capital Corp 2 .300 06/01/31 4,150,359
500,000 American Water Capital Corp 4 .000 12/01/46 403,362
900,000 American Water Capital Corp 3 .750 09/01/47 712,131
3,100,000 Atmos Energy Corp 1 .500 01/15/31 2,435,672
250,000 Atmos Energy Corp 4 .125 10/15/44 210,298
1,325,000 Baltimore Gas & Electric Co 3 .750 08/15/47 1,034,544
2,250,000 g Becle SAB de C.V. 2 .500 10/14/31 1,815,413
7,100,000 Berkshire Hathaway Energy Co 1 .650 05/15/31 5,505,650
925,000 Black Hills Corp 4 .250 11/30/23 918,543
725,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 626,977
300,000 CenterPoint Energy Resources Corp 6 .250 02/01/37 308,462
500,000 g,i Citrus Re Ltd SOFR + 5.100% 5 .100 06/07/25 481,700
525,000 g Clearway Energy Operating LLC 4 .750 03/15/28 484,376
1,000,000 CMS Energy Corp 3 .600 11/15/25 945,488
3,050,000 CMS Energy Corp 4 .750 06/01/50 2,622,177
1,900,000 g Colbun S.A. 3 .150 01/19/32 1,605,500
200,000 Commonwealth Edison Co 5 .900 03/15/36 208,461
1,650,000 Commonwealth Edison Co 2 .750 09/01/51 1,066,213
740,000 Consumers Energy Co 2 .650 08/15/52 474,166
1,750,000 Consumers Energy Co 4 .200 09/01/52 1,497,325
755,000 Dominion Energy, Inc 2 .250 08/15/31 608,260
3,375,000 Dominion Energy, Inc 3 .300 04/15/41 2,505,851
750,000 DTE Electric Co 3 .650 03/01/52 584,122
875,000 DTE Electric Co 5 .400 04/01/53 903,047
250,000 Duke Energy Corp 3 .300 06/15/41 184,152
875,000 Duke Energy Corp 3 .750 09/01/46 661,870
5,000,000 Duke Energy Florida LLC 3 .400 10/01/46 3,734,683

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 2,525,000 g Empresas Publicas de Medellin ESP 4 .250% 07/18/29 $ 1,987,679
3,900,000 g EnfraGen Energia Sur S.A. 5 .375 12/30/30 2,535,000
3,450,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 3,272,573
6,775,000 Exelon Corp 4 .050 04/15/30 6,331,079
2,025,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 1,883,438
2,225,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 1,864,095
3,225,000 Florida Power & Light Co 4 .800 05/15/33 3,201,766
1,270,000 Florida Power & Light Co 3 .990 03/01/49 1,070,492
UGX 6,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 1,474,986
750,000 Indiana Michigan Power Co 3 .750 07/01/47 585,738
1,140,000 Indiana Michigan Power Co 3 .250 05/01/51 793,620
2,000,000 g Israel Electric Corp Ltd 4 .250 08/14/28 1,863,180
1,250,000 g Israel Electric Corp Ltd 3 .750 02/22/32 1,066,250
1,525,000 g Kallpa Generacion SA 4 .125 08/16/27 1,424,198
2,400,000 g Korea Southern Power Co Ltd 0 .750 01/27/26 2,122,580
2,500,000 Medtronic Global Holdings S.C.A 4 .250 03/30/28 2,440,068
775,000 MidAmerican Energy Co 3 .650 04/15/29 719,713
1,550,000 MidAmerican Energy Co 3 .650 08/01/48 1,193,326
1,000,000 Nevada Power Co 5 .450 05/15/41 960,946
5,440,000 NextEra Energy Capital Holdings, Inc 2 .250 06/01/30 4,524,556
50,000 g NextEra Energy Operating Partners LP 4 .250 09/15/24 47,750
8,135,000 NiSource, Inc 1 .700 02/15/31 6,360,517
1,400,000 Northern States Power Co 3 .600 09/15/47 1,100,838
1,955,000 g NRG Energy, Inc 2 .450 12/02/27 1,647,494
1,350,000 NRG Energy, Inc 5 .750 01/15/28 1,279,328
1,905,000 g NRG Energy, Inc 7 .000 03/15/33 1,920,783
500,000 NSTAR Electric Co 3 .950 04/01/30 471,879
1,550,000 Ohio Power Co 4 .150 04/01/48 1,267,150
1,365,000 Ohio Power Co 4 .000 06/01/49 1,105,020
575,000 ONE Gas, Inc 3 .610 02/01/24 566,749
600,000 g Pattern Energy Operations LP 4 .500 08/15/28 547,999
825,000 PECO Energy Co 3 .000 09/15/49 573,360
2,325,000 PECO Energy Co 2 .800 06/15/50 1,532,653
50,000 Potomac Electric Power Co 7 .900 12/15/38 60,983
2,500,000 g Promigas S.A. ESP 3 .750 10/16/29 2,120,101
4,000,000 Public Service Co of Colorado 1 .875 06/15/31 3,189,609
550,000 Public Service Co of Colorado 4 .750 08/15/41 483,008
1,410,000 Public Service Co of Colorado 4 .050 09/15/49 1,143,666
1,700,000 Public Service Electric and Gas Co 4 .900 12/15/32 1,697,645
3,200,000 g Rumo Luxembourg Sarl 4 .200 01/18/32 2,556,000
1,994,000 g Saka Energi Indonesia PT 4 .450 05/05/24 1,944,150
8,400,000 Sempra Energy 4 .875 N/A‡ 7,812,573
2,217,715 g Solar Star Funding LLC 3 .950 06/30/35 1,961,379
1,325,000 Southern Co 4 .400 07/01/46 1,133,127
75,000 Southern Co Gas Capital Corp 3 .875 11/15/25 71,916
625,000 Southern Co Gas Capital Corp 4 .400 06/01/43 516,532
425,000 Southern Co Gas Capital Corp 3 .950 10/01/46 327,879
550,000 g Superior Plus LP 4 .500 03/15/29 482,141
2,815,000 g Talen Energy Supply LLC 8 .625 06/01/30 2,913,525
2,000,000 g TerraForm Power Operating LLC 4 .750 01/15/30 1,765,000
1,542,850 g UEP Penonome II S.A. 6 .500 10/01/38 1,156,571
675,000 Union Electric Co 5 .450 03/15/53 687,818
650,000 Virginia Electric & Power Co 2 .950 11/15/26 602,148
650,000 Virginia Electric & Power Co 3 .500 03/15/27 615,150
775,000 Virginia Electric & Power Co 3 .800 09/15/47 605,597
850,000 Wisconsin Power & Light Co 4 .100 10/15/44 678,787
1,500,000 Wisconsin Power and Light Co 4 .950 04/01/33 1,483,524

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 215,000 Xcel Energy, Inc 4 .800% 09/15/41 $ 189,658
TOTAL UTILITIES 144,101,042
TOTAL CORPORATE BONDS 1,749,075,669
(Cost $1,963,098,651)
GOVERNMENT BONDS - 36 .9%
FOREIGN GOVERNMENT BONDS - 2 .4%
475,000 e,g African Export-Import Bank 2 .634 05/17/26 427,153
2,075,000 g Angolan Government International Bond 8 .750 04/14/32 1,741,506
INR 70,000,000 Asian Development Bank 6 .200 10/06/26 835,362
830,000 g Bank Gospodarstwa Krajowego 5 .375 05/22/33 824,082
550,000 g Banque Ouest Africaine de Developpement 5 .000 07/27/27 503,257
3,000,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 2,431,500
EUR 1,575,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 1,250,311
287,000 g Barbados Government International Bond 6 .500 10/01/29 268,001
1,460,000 g Bermuda Government International Bond 4 .750 02/15/29 1,426,420
1,500,000 g BNG Bank NV 1 .500 10/16/24 1,426,488
1,705,000 Brazilian Government International Bond 6 .000 10/20/33 1,685,445
1,500,000 Brazilian Government International Bond 4 .750 01/14/50 1,101,492
3,575,000 e Chile Government International Bond 2 .550 01/27/32 3,052,191
CNY 3,250,000 China Government Bond 3 .270 11/19/30 468,613
CNY 3,300,000 China Government Bond 3 .810 09/14/50 512,228
3,000,000 Colombia Government International Bond 3 .250 04/22/32 2,217,179
1,500,000 Colombia Government International Bond 5 .000 06/15/45 1,041,441
1,850,000 g Costa Rica Government International Bond 5 .625 04/30/43 1,586,041
750,000 g Development Bank of Japan, Inc 0 .500 03/04/24 724,590
DOP 160,000,000 g Dominican Republic Government International Bond 12 .000 03/05/32 3,250,204
2,250,000 g Dominican Republic Government International Bond 4 .875 09/23/32 1,912,261
3,725,000 g Dominican Republic Government International Bond 6 .500 02/15/48 3,209,399
170,283 g Ecuador Government International Bond 0 .000 07/31/30 49,021
928,125 g Ecuador Government International Bond (Step Bond) 5 .000 07/31/30 446,269
650,162 g Ecuador Government International Bond (Step Bond) 1 .000 07/31/35 224,000
EUR 1,400,000 g Egypt Government International Bond 5 .625 04/16/30 844,013
1,500,000 g Egypt Government International Bond 7 .053 01/15/32 847,260
2,475,000 g Egypt Government International Bond 8 .500 01/31/47 1,308,864
2,250,000 g Egypt Government International Bond 8 .875 05/29/50 1,206,540
1,375,000 g Export-Import Bank of India 3 .875 02/01/28 1,292,486
2,000,000 g Export-Import Bank of India 2 .250 01/13/31 1,615,130
2,200,000 g Ghana Government International Bond 8 .125 03/26/32 934,560
600,000 g Guatemala Government Bond 6 .125 06/01/50 549,706
2,155,000 g Hong Kong Government International Bond 4 .625 01/11/33 2,224,252
710,000 g Hungary Government International Bond 6 .125 05/22/28 720,045
725,000 g Hungary Government International Bond 5 .250 06/16/29 704,127
425,000 g Hungary Government International Bond 2 .125 09/22/31 327,814
225,000 Indonesia Government International Bond 3 .550 03/31/32 203,072
1,900,000 g Indonesia Government International Bond 4 .625 04/15/43 1,787,727
1,468,750 g Iraq Government International Bond 5 .800 01/15/28 1,347,578
EUR 125,000 g Ivory Coast Government International Bond 4 .875 01/30/32 105,946
850,417 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 791,296
3,025,000 Jamaica Government International Bond 8 .000 03/15/39 3,602,866
2,500,000 g Japan Finance Organization for Municipalities 3 .000 03/12/24 2,454,073
950,000 g Jordan Government International Bond 4 .950 07/07/25 919,277
500,000 g Jordan Government International Bond 7 .500 01/13/29 498,994
2,500,000 g Kenya Government International Bond 7 .000 05/22/27 2,243,750
575,000 g Kenya Government International Bond 6 .300 01/23/34 432,801
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,534,060
445,000 g Magyar Export-Import Bank Zrt 6 .125 12/04/27 440,552
MYR 3,800,000 Malaysia Government Bond 3 .828 07/05/34 799,520
MXN 18,000,000 Mexican Bonos 5 .750 03/05/26 961,045
MXN 16,300,000 Mexican Bonos 8 .500 11/18/38 927,492

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 550,000 Mexico Government International Bond 5 .400% 02/09/28 $ 559,235
525,000 e Mexico Government International Bond 3 .250 04/16/30 467,193
1,859,000 Mexico Government International Bond 6 .050 01/11/40 1,879,521
3,000,000 Mexico Government International Bond 4 .280 08/14/41 2,467,994
500,000 g Mongolia Government International Bond 5 .125 04/07/26 468,470
850,000 g Morocco Government International Bond 5 .950 03/08/28 856,426
1,025,000 g Morocco Government International Bond 3 .000 12/15/32 809,750
2,575,000 g Morocco Government International Bond 5 .500 12/11/42 2,214,500
525,000 g Morocco Government International Bond 4 .000 12/15/50 352,744
850,000 g Nigeria Government International Bond 8 .375 03/24/29 763,470
1,250,000 e,g Nigeria Government International Bond 7 .375 09/28/33 982,362
1,500,000 g Oman Government International Bond 7 .375 10/28/32 1,646,148
2,675,000 g OPEC Fund for International Development 4 .500 01/26/26 2,625,579
1,800,000 Panama Bonos del Tesoro 3 .362 06/30/31 1,538,100
1,475,000 g Paraguay Government International Bond 5 .400 03/30/50 1,258,207
990,000 Philippine Government International Bond 4 .200 03/29/47 850,700
1,748,000 Poland Government International Bond 5 .500 04/04/53 1,757,796
1,836,781 g Provincia de Buenos Aires (Step Bond) 5 .250 09/01/37 697,977
5,000,000 Republic of Italy Government International Bond 4 .000 10/17/49 3,853,150
1,500,000 Republic of South Africa Government International
Bond
4 .300 10/12/28 1,323,750
ZAR 9,000,000 Republic of South Africa Government International
Bond
7 .000 02/28/31 382,498
ZAR 9,300,000 Republic of South Africa Government International
Bond
8 .750 01/31/44 361,599
2,150,000 Republic of South Africa Government International
Bond
5 .375 07/24/44 1,526,500
UZS 5,320,000,000 g Republic of Uzbekistan International Bond 14 .500 11/25/23 458,556
2,150,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 2,125,920
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 483,974
1,820,000 g Romanian Government International Bond 3 .000 02/27/27 1,647,100
1,000,000 g Romanian Government International Bond 5 .250 11/25/27 974,560
1,425,000 g Romanian Government International Bond 4 .000 02/14/51 1,015,312
3,150,000 g Rwanda International Government Bond 5 .500 08/09/31 2,365,946
2,000,000 g Saudi Government International Bond 3 .750 01/21/55 1,509,280
375,000 g Serbia Government International Bond 6 .500 09/26/33 367,518
1,225,000 g Serbia International Bond 2 .125 12/01/30 939,742
2,400,000 State of Israel 3 .800 05/13/60 1,818,787
THB 18,500,000 Thailand Government International Bond 2 .875 12/17/28 534,725
THB 18,500,000 Thailand Government International Bond 3 .300 06/17/38 548,056
1,250,000 g Ukraine Government International Bond 6 .876 05/21/31 281,250
EUR 475,000 g Ukraine Government International Bond 4 .375 01/27/32 110,072
1,500,000 g Zambia Government International Bond 8 .500 04/14/24 865,290
TOTAL FOREIGN GOVERNMENT BONDS 109,929,057
MORTGAGE BACKED - 18 .1%
35,705,243 g,i Citigroup Mortgage Loan Trust 0 .156 02/25/52 278,951
4,002,196 g,i Citigroup Mortgage Loan Trust 0 .250 02/25/52 49,469
4,763,781 Federal Home Loan Mortgage Corp (FHLMC) 4 .500 11/01/37 4,672,424
1,406,093 i FHLMC LIBOR 1 M + 5.920% 0 .727 03/15/44 117,289
3,543,539 FHLMC 3 .500 01/15/47 3,130,747
2,973,227 i FHLMC LIBOR 1 M + 9.920% 1 .611 06/15/48 2,782,848
2,123,310 i FHLMC LIBOR 1 M + 9.840% 1 .531 10/15/48 1,934,569
36,122,589 FHLMC 3 .000 11/01/49 32,220,076
7,560,392 FHLMC 2 .000 09/25/50 907,536
2,745,347 FHLMC 3 .000 10/25/50 1,946,389
14,568,146 FHLMC 2 .500 02/25/51 2,222,911
3,515,152 FHLMC 2 .500 05/25/51 2,226,130
5,869,835 FHLMC 3 .000 11/01/51 5,235,479
3,788,115 FHLMC 3 .000 11/01/51 3,367,958
728,337 FHLMC 3 .000 11/01/51 652,420
1,057,222 FHLMC 3 .000 11/01/51 942,967

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 5,138,854 FHLMC 2 .000% 02/01/52 $ 4,217,463
13,003,023 FHLMC 2 .500 02/01/52 11,116,051
11,077,727 FHLMC 2 .500 03/01/52 9,468,035
3,289,957 FHLMC 4 .000 04/01/52 3,089,911
3,895,318 FHLMC 3 .500 05/01/52 3,552,397
445,576 FHLMC 3 .500 06/01/52 406,879
6,905,815 FHLMC 4 .500 06/01/52 6,640,330
6,529,191 FHLMC 4 .500 07/01/52 6,278,485
1,389,960 FHLMC 4 .000 08/25/52 1,178,847
2,533,939 FHLMC 4 .500 10/25/52 2,297,882
3,023,614 FHLMC 5 .500 11/25/52 3,065,690
1,542,967 FHLMC 5 .500 02/25/53 1,547,226
331 Federal Home Loan Mortgage Corp Gold (FGLMC) 8 .000 01/01/31 330
105,024 FGLMC 7 .000 12/01/33 108,946
19,967 FGLMC 4 .500 10/01/34 19,654
29,136 FGLMC 7 .000 05/01/35 29,761
976,136 FGLMC 5 .000 06/01/36 984,236
414,085 FGLMC 4 .500 10/01/44 406,442
67,121 FGLMC 4 .500 11/01/44 65,874
105,425 FGLMC 4 .500 11/01/44 103,467
64,143 FGLMC 4 .500 12/01/44 62,951
87,910 FGLMC 4 .500 12/01/44 86,277
543,146 FGLMC 3 .500 04/01/45 506,170
2,000,961 FGLMC 3 .500 08/01/45 1,866,805
1,126,990 FGLMC 3 .500 10/01/45 1,049,915
1,283,515 FGLMC 4 .500 06/01/47 1,270,594
1,286,167 FGLMC 4 .000 09/01/47 1,231,537
1,438,496 FGLMC 3 .500 12/01/47 1,332,531
7,979,621 FGLMC 4 .500 08/01/48 7,841,713
304 Federal National Mortgage Association (FNMA) 9 .000 11/01/25 304
5,634 FNMA 7 .000 05/01/26 5,611
16,166 FNMA 7 .000 07/25/26 16,078
641 FNMA 7 .500 01/01/29 644
334 FNMA 7 .500 02/01/30 338
228,544 FNMA 6 .000 04/01/32 229,676
975,729 FNMA 3 .500 05/01/32 934,921
119,843 FNMA 7 .000 07/01/32 122,674
27,957 FNMA 7 .000 07/01/32 28,571
28,544 FNMA 4 .500 10/01/33 28,136
21,000 FNMA 6 .000 03/01/34 20,919
1,288,015 FNMA 5 .000 05/01/35 1,297,183
754,326 FNMA 5 .000 10/01/35 759,713
566,268 FNMA 5 .000 02/01/36 570,313
37,595 FNMA 6 .000 09/01/37 38,267
9,879,973 FNMA 4 .000 11/01/37 9,535,861
546,663 FNMA 5 .500 11/01/38 560,904
399,144 FNMA 5 .500 03/01/39 408,829
415,811 FNMA 6 .000 09/01/39 431,255
5,501,267 FNMA 3 .000 05/01/40 5,006,754
1,849,715 FNMA 3 .500 05/01/40 1,735,704
194,678 FNMA 5 .000 09/01/40 196,072
360,588 FNMA 5 .000 05/01/41 363,175
11,796,610 FNMA 2 .000 03/01/42 9,983,510
2,430,978 FNMA 4 .000 09/01/42 2,330,295
346,064 i FNMA 2 .511 12/25/42 163,576
2,051,710 i FNMA LIBOR 1 M + 5.950% 0 .800 09/25/43 202,813
632,600 FNMA 4 .500 02/01/44 620,181
148,108 FNMA 4 .500 03/01/44 146,260
5,843,201 FNMA 4 .000 05/01/44 5,594,422
577,912 FNMA 4 .500 06/01/44 566,554
1,666,525 FNMA 4 .500 10/01/44 1,633,801

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 452,590 FNMA 5 .000% 11/01/44 $ 455,825
445,716 FNMA 4 .000 01/01/45 427,242
168,155 FNMA 4 .500 03/01/45 165,046
1,293,687 FNMA 3 .500 05/01/45 1,205,558
594,616 FNMA 3 .500 01/01/46 553,001
396,970 FNMA 4 .000 04/01/46 379,584
283,880 FNMA 3 .500 06/01/46 264,011
3,200,628 FNMA 3 .500 07/01/46 2,976,614
3,943,792 FNMA 3 .500 07/01/46 3,687,915
73,501 FNMA 3 .000 08/01/46 65,777
1,498,830 FNMA 3 .000 10/01/46 1,325,221
1,109,756 FNMA 3 .500 10/01/46 1,030,104
1,502,456 FNMA 4 .500 05/01/47 1,483,717
1,141,838 FNMA 3 .500 11/01/47 1,064,707
9,711,535 FNMA 3 .500 01/01/48 8,977,984
4,981,565 FNMA 4 .500 01/01/48 4,889,729
1,024,216 FNMA 4 .500 02/01/48 1,005,345
2,467,132 FNMA 4 .500 05/01/48 2,420,300
3,346,295 FNMA 4 .500 05/01/48 3,283,821
1,885,493 FNMA 5 .000 08/01/48 1,877,399
5,239,107 FNMA 2 .000 08/25/50 719,994
3,781,292 FNMA 2 .000 10/25/50 2,552,580
13,447,548 FNMA 2 .500 11/25/50 1,913,306
4,449,497 FNMA 3 .000 12/25/50 729,735
81,751 FNMA 3 .000 02/25/51 14,721
31,162,648 FNMA 2 .000 04/01/51 25,515,198
3,373,792 FNMA 3 .000 09/01/51 3,001,065
5,095,356 FNMA 2 .500 11/25/51 637,099
4,496,549 FNMA 2 .000 01/01/52 3,708,428
7,897,785 FNMA 2 .000 02/01/52 6,480,422
12,411,112 FNMA 2 .500 02/01/52 10,607,631
2,002,827 FNMA 2 .500 02/01/52 1,709,692
8,854,735 FNMA 2 .500 02/01/52 7,569,746
16,023,220 FNMA 3 .500 02/01/52 14,724,919
13,874,819 FNMA 3 .000 04/01/52 12,284,731
932,040 FNMA 3 .500 04/01/52 849,508
12,083,699 FNMA 3 .500 05/01/52 11,013,789
27,838,432 FNMA 4 .000 05/01/52 26,139,844
1,513,980 FNMA 4 .000 05/25/52 1,214,937
11,559,294 FNMA 3 .500 06/01/52 10,557,216
11,091,612 FNMA 4 .000 06/01/52 10,414,827
3,352,969 FNMA 4 .500 06/01/52 3,224,226
4,338,257 FNMA 3 .500 07/01/52 3,954,673
21,797,546 FNMA 4 .000 07/01/52 20,467,482
31,785,630 FNMA 4 .000 07/01/52 29,836,258
2,918,144 FNMA 4 .500 07/01/52 2,806,341
1,891,595 FNMA 4 .500 07/01/52 1,818,827
17,870,353 FNMA 4 .500 07/01/52 17,184,291
3,817,712 FNMA 4 .500 07/25/52 3,509,370
27,555,057 FNMA 5 .000 08/01/52 27,028,225
2,250,790 FNMA 4 .500 08/25/52 1,966,093
9,695,832 FNMA 3 .500 09/01/52 8,838,482
29,701,325 FNMA 4 .000 09/01/52 27,876,678
59,618,942 FNMA 4 .500 09/01/52 57,328,548
6,578,902 FNMA 5 .000 09/01/52 6,451,166
1,995,307 FNMA 4 .000 09/25/52 1,790,572
1,716,171 FNMA 4 .000 09/25/52 1,441,011
32,316,597 FNMA 4 .000 10/01/52 30,334,640
9,571,620 FNMA 4 .500 10/01/52 9,203,412
10,052,420 FNMA 5 .000 10/01/52 9,854,605
1,644,475 FNMA 4 .500 10/25/52 1,574,809

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,877,183 FNMA 4 .500% 10/25/52 $ 1,805,387
24,298,384 FNMA 4 .500 11/01/52 23,363,679
2,976,937 FNMA 5 .500 11/25/52 2,990,286
9,611,146 FNMA 5 .500 12/01/52 9,593,077
9,315,006 FNMA 5 .500 02/01/53 9,270,505
450,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 3.650% 8 .210 11/25/41 448,496
9,205,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 2.400% 7 .467 02/25/42 9,105,543
12,500,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.500% 9 .567 06/25/42 13,140,384
5,425,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.000% 9 .067 07/25/42 5,594,947
50,649 Government National Mortgage Association (GNMA) 5 .000 02/15/33 50,173
73,862 GNMA 5 .000 09/15/33 74,099
3,287,130 GNMA 3 .700 10/15/33 3,135,422
9,314 GNMA 5 .500 04/15/34 9,400
9,614 GNMA 5 .000 04/15/38 9,641
3,256,786 GNMA 5 .000 01/20/40 642,133
575,469 GNMA 4 .500 02/20/41 571,452
3,805,670 GNMA 2 .500 12/20/43 3,366,202
1,152,381 GNMA 3 .000 03/20/45 1,010,935
850,127 GNMA 4 .500 12/20/45 831,067
2,309,301 GNMA 4 .000 06/20/46 295,451
3,080,858 i GNMA LIBOR 1 M + 6.100% 0 .943 03/20/50 347,142
5,284,722 GNMA 3 .000 11/20/51 3,883,134
4,918,247 GNMA 3 .000 01/20/52 3,673,082
2,155,439 GNMA 2 .500 02/20/52 1,791,462
26,916,832 GNMA 3 .000 05/20/52 24,070,130
19,175,563 GNMA 3 .500 07/20/52 17,695,893
2,178,296 GNMA 4 .000 07/20/52 1,805,231
4,769,296 GNMA 4 .000 08/20/52 4,512,466
13,374,520 GNMA 4 .500 08/20/52 12,920,057
5,961,562 GNMA 4 .000 09/20/52 5,640,523
3,415,765 GNMA 4 .500 09/20/52 3,138,767
3,335,491 GNMA 4 .500 09/20/52 3,155,350
2,756,305 GNMA 4 .500 09/20/52 2,574,891
1,910,495 GNMA 4 .500 09/20/52 1,736,438
4,145,491 GNMA 5 .000 11/20/52 4,077,260
2,248,412 GNMA 4 .500 02/20/53 2,047,881
1,955,443 GNMA 5 .500 02/20/53 1,944,284
5,869,159 GNMA 1 .052 05/20/53 253,569
5,869,159 GNMA 1 .884 05/20/53 374,510
2,000,000 Morgan Stanley Capital I Trust 3 .779 05/15/48 1,898,231
2,491,883 g,i OBX 3 .000 01/25/52 2,021,741
TOTAL MORTGAGE BACKED 817,306,194
MUNICIPAL BONDS - 0 .1%
3,000,000 g,q Oregon State Business Development Commission 6 .500 04/01/31 15,000
780,000 g Oregon State Business Development Commission 9 .000 04/01/37 3,900
4,195,000 Virgin Islands Water & Power Authority-Electric System 10 .000 07/01/24 4,164,016
TOTAL MUNICIPAL BONDS 4,182,916
U.S. TREASURY SECURITIES - 16 .3%
3,625,000 United States Treasury Note 0 .125 08/31/23 3,595,289
2,650,000 United States Treasury Note 2 .500 04/30/24 2,586,752
30,000 United States Treasury Note 0 .375 07/15/24 28,492
25,000,000 United States Treasury Note 4 .625 06/30/25 24,877,930
1,226,000 United States Treasury Note 3 .625 05/15/26 1,196,116
11,446,000 United States Treasury Note 3 .500 04/30/28 11,122,293
3,565,000 United States Treasury Note 3 .625 05/31/28 3,487,016
26,750,000 United States Treasury Note 4 .000 06/30/28 26,603,711
1,100,000 United States Treasury Note 1 .375 10/31/28 957,000
28,591,000 United States Treasury Note 3 .500 04/30/30 27,760,074
25,905,000 United States Treasury Note 3 .750 06/30/30 25,560,949

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 69,920,000 United States Treasury Note 3 .375% 05/15/33 $ 67,429,100
23,980,000 United States Treasury Note 2 .250 05/15/41 18,468,347
38,000,000 United States Treasury Note 1 .750 08/15/41 26,696,484
15,500,000 United States Treasury Note 2 .000 11/15/41 11,345,879
154,896,900 j United States Treasury Note 2 .375 02/15/42 120,595,708
1,823,000 United States Treasury Note 3 .250 05/15/42 1,626,743
4,800,000 United States Treasury Note 4 .000 11/15/42 4,769,250
117,996,000 United States Treasury Note 3 .875 02/15/43 115,046,100
10,500,000 e United States Treasury Note 3 .875 05/15/43 10,245,703
135,110,000 j United States Treasury Note 2 .250 02/15/52 97,638,086
121,181,000 United States Treasury Note 3 .625 02/15/53 116,295,891
14,500,000 United States Treasury Note 3 .625 05/15/53 13,935,859
TOTAL U.S. TREASURY SECURITIES 731,868,772
TOTAL GOVERNMENT BONDS 1,663,286,939
(Cost $1,803,855,427)
STRUCTURED ASSETS - 18 .1%
ASSET BACKED - 5 .6%
1,138,829 †,g AASET Trust 6 .413 01/16/40 148,389
Series - 2020 1A (Class C)
6,067,759 g Adams Outdoor Advertising LP 4 .810 11/15/48 5,716,990
Series - 2018 1 (Class A)
6,500,000 g Adams Outdoor Advertising LP 7 .356 11/15/48 5,825,273
Series - 2018 1 (Class C)
2,500,000 g Affirm Asset Securitization Trust 2 .540 08/17/26 2,277,906
Series - 2021 B (Class D)
1,500,000 g Affirm Asset Securitization Trust 4 .610 08/17/26 1,317,733
Series - 2021 B (Class E)
2,100,000 g,i AGL CLO 19 Ltd SOFR 3 M + 2.750% 7 .806 07/21/35 2,105,641
Series - 2022 19A (Class B1)
3,100,000 g AMSR Trust 3 .218 04/17/37 2,879,887
Series - 2020 SFR1 (Class E)
2,625,000 g AMSR Trust 3 .247 01/19/39 2,365,658
Series - 2019 SFR1 (Class D)
9,000,000 g,i Apidos CLO XXIV LIBOR 3 M + 1.350% 6 .600 10/20/30 8,752,806
Series - 2016 24A (Class A2LX)
1,000,000 g,i Apidos CLO XXIX LIBOR 3 M + 1.550% 6 .805 07/25/30 979,987
Series - 2018 29A (Class A2)
4,495,067 g Apollo aviation securitization 2 .798 01/15/47 3,814,064
Series - 2021 2A (Class A)
1,712,700 g Applebee's Funding LLC 4 .723 06/05/49 1,576,443
Series - 2019 1A (Class A2II)
1,910,000 g Avis Budget Rental Car Funding AESOP LLC 4 .240 09/22/25 1,854,526
Series - 2019 2A (Class C)
3,100,000 g Avis Budget Rental Car Funding AESOP LLC 2 .130 08/20/27 2,677,528
Series - 2021 1A (Class C)
5,075,000 g Avis Budget Rental Car Funding AESOP LLC 4 .080 02/20/28 4,257,420
Series - 2021 2A (Class D)
1,000,000 g,i Bonanza RE Ltd U.S. Treasury Bill 3 M + 4.870% 10 .148 12/23/24 859,300
Series - 2020 A (Class A)
2,625,000 g,i Boyce Park Clo Ltd CME Term SOFR 3 Month +
3.100%
8 .156 04/21/35 2,462,300
Series - 2022 1A (Class D)
1,391,675 g BRE Grand Islander Timeshare Issuer LLC 3 .280 09/26/33 1,307,290
Series - 2019 A (Class A)
540,948 g British Airways Pass Through Trust 8 .375 11/15/28 544,782
Series - 2020 A (Class A)
2,041,235 g British Airways Pass Through Trust 3 .800 09/20/31 1,857,145
Series - 2018 1 (Class AA)
5,100,000 g Capital Automotive REIT 4 .520 02/15/50 4,493,579
Series - 2020 1A (Class B2)

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 3,161,414 g Capital Automotive REIT 1 .920% 08/15/51 $ 2,706,427
Series - 2021 1A (Class A3)
2,468,750 g Cars Net Lease Mortgage Notes Series 3 .100 12/15/50 2,091,789
Series - 2020 1A (Class A3)
2,500,000 g Cars Net Lease Mortgage Notes Series 4 .690 12/15/50 2,133,324
Series - 2020 1A (Class B1)
1,250,000 g,i Cayuga Park CLO Ltd LIBOR 3 M + 6.000% 1 .000 07/17/34 1,102,450
Series - 2020 1A (Class ER)
527,357 i C-BASS Trust LIBOR 1 M + 0.160% 3 .075 07/25/36 500,044
Series - 2006 CB6 (Class A1)
6,451,318 g,i CBRE Realty Finance LIBOR 3 M + 0.300% 5 .200 04/07/52 16,128
Series - 2007 1A (Class A2)
8,038 Centex Home Equity 5 .540 01/25/32 7,751
Series - 2002 A (Class AF6)
6,296,164 g CF Hippolyta LLC 2 .280 07/15/60 5,623,279
Series - 2020 1 (Class B1)
2,806,290 g CF Hippolyta LLC 2 .600 07/15/60 2,325,426
Series - 2020 1 (Class B2)
10,131,311 g CF Hippolyta LLC 1 .530 03/15/61 8,777,381
Series - 2021 1A (Class A1)
8,482,028 g CF Hippolyta LLC 1 .980 03/15/61 7,177,462
Series - 2021 1A (Class B1)
4,375,000 g,i CIFC Funding LIBOR 3 M + 1.450% 6 .710 04/15/34 4,224,688
Series - 2021 2A (Class B)
1,500,000 g,i CIFC Funding Ltd LIBOR 3 M + 2.562% 7 .560 01/17/35 1,450,994
Series - 2014 4RA (Class BR)
3,360,000 g Cologix Data Centers US Issuer LLC 3 .300 12/26/51 2,975,436
Series - 2021 1A (Class A2)
18,184 Countrywide Asset-Backed Certificates (Step Bond) 5 .216 10/25/27 14,547
Series - 2002 S4 (Class A5)
9,850,000 g Crescendo Royalty Funding LP 3 .567 12/20/51 8,832,725
Series - 2021 1 (Class A)
4,316,813 g DB Master Finance LLC 4 .021 05/20/49 4,024,189
Series - 2019 1A (Class A2II)
3,128,125 g DB Master Finance LLC 4 .352 05/20/49 2,855,174
Series - 2019 1A (Class A23)
2,339,375 g DB Master Finance LLC 2 .045 11/20/51 2,035,850
Series - 2021 1A (Class A2I)
6,796,500 g DB Master Finance LLC 2 .493 11/20/51 5,745,802
Series - 2021 1A (Class A2II)
806,755 g Diamond Resorts Owner Trust 2 .700 11/21/33 730,452
Series - 2021 1A (Class C)
420,185 g Diamond Resorts Owner Trust 3 .830 11/21/33 377,767
Series - 2021 1A (Class D)
4,600,200 g Domino's Pizza Master Issuer LLC 4 .474 10/25/45 4,385,835
Series - 2015 1A (Class A2II)
1,528,000 g Domino's Pizza Master Issuer LLC 4 .116 07/25/48 1,447,073
Series - 2018 1A (Class A2I)
509,606 g,i Ellington Loan Acquisition Trust LIBOR 1 M + 1.100% 6 .250 05/25/37 503,417
Series - 2007 2 (Class A2C)
1,110,000 g Flexential Issuer, LLC 3 .250 11/27/51 968,003
Series - 2021 1A (Class A2)
775,000 g,i GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 5.500% 10 .565 07/01/24 775,452
Series - 2022 2A (Class D)
1,550,000 g,i GRACIE POINT INTERNATIONAL FUNDING 30 D AVG SOFR + 7.000% 12 .065 07/01/24 1,550,772
Series - 2022 2A (Class E)
241,933 g HERO Funding Trust 3 .280 09/20/48 208,048
Series - 2017 2A (Class A1)
483,865 g HERO Funding Trust 4 .070 09/20/48 426,172
Series - 2017 2A (Class A2)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 5,025,000 g Hertz Vehicle Financing LLC 2 .050% 12/26/25 $ 4,671,521
Series - 2021 1A (Class C)
3,750,000 g HIFI A2 3 .939 02/01/62 3,423,632
Series - 2022 1A (Class A2)
271,020 g Hilton Grand Vacations Trust 2 .660 12/26/28 267,535
Series - 2017 AA (Class A)
451,700 g Hilton Grand Vacations Trust 2 .960 12/26/28 444,676
Series - 2017 AA (Class B)
521,518 g Hilton Grand Vacations Trust 4 .000 02/25/32 497,105
Series - 2018 AA (Class C)
1,280,814 g Hilton Grand Vacations Trust 2 .840 07/25/33 1,184,560
Series - 2019 AA (Class C)
26,627 i Home Equity Asset Trust LIBOR 1 M + 1.500% 6 .360 06/25/33 25,949
Series - 2003 1 (Class M1)
1,890,775 g Horizon Aircraft Finance II Ltd 3 .721 07/15/39 1,614,695
Series - 2019 1 (Class A)
7,742,769 g Horizon Aircraft Finance III Ltd 3 .425 11/15/39 6,116,787
Series - 2019 2 (Class A)
3,000,000 †,g Industrial DPR Funding Ltd 5 .380 04/15/34 2,546,850
Series - 2022 1A (Class 1)
499,977 g,i Invitation Homes Trust LIBOR 1 M + 1.250% 6 .396 01/17/38 497,381
Series - 2018 SFR4 (Class B)
1,000,000 g,i Kendall Re Ltd U.S. Treasury Bill 3 M + 4.000% 4 .040 05/02/24 975,300
Series - 2020 A (Class A)
2,426,369 g Lunar Structured Aircraft Portfolio Notes 5 .682 10/15/46 2,084,785
Series - 2021 1 (Class C)
4,000,000 g,i Madison Park Funding LIX Ltd LIBOR 3 M + 2.100% 7 .362 01/18/34 3,893,940
Series - 2021 59A (Class C)
1,000,000 g,i Madison Park Funding XXXVI Ltd CME Term SOFR 3 Month +
3.500%
5 .981 04/15/35 956,318
Series - 2019 36A (Class D1R)
3,500,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 2.050% 7 .305 01/25/35 3,359,423
Series - 2019 23A (Class CR)
1,000,000 g,i Magnetite XXIII Ltd LIBOR 3 M + 6.300% 7 .484 01/25/35 975,137
Series - 2019 23A (Class ER)
2,078,604 g MAPS Trust 2 .521 06/15/46 1,792,318
Series - 2021 1A (Class A)
414,360 Mid-State Capital Trust 5 .745 01/15/40 404,060
Series - 2005 1 (Class A)
800,000 g,i MSCG Trust 3 .577 06/07/35 689,991
Series - 2015 ALDR (Class C)
4,310,000 g,i MSCG Trust 3 .577 06/07/35 3,587,962
Series - 2015 ALDR (Class D)
1,162,088 g MVW LLC 2 .230 05/20/39 1,025,980
Series - 2021 2A (Class C)
638,792 g MVW Owner Trust 3 .900 01/21/36 616,426
Series - 2018 1A (Class C)
656,106 g MVW Owner Trust 3 .330 11/20/36 615,288
Series - 2019 1A (Class C)
1,180,000 g,i Myers Park CLO Ltd LIBOR 3 M + 1.600% 6 .850 10/20/30 1,153,306
Series - 2018 1A (Class B1)
1,500,000 g NBC Funding LLC 4 .970 07/30/51 1,255,977
Series - 2021 1 (Class B)
1,000,000 g,i Neuberger Berman CLO Ltd CME Term SOFR 3 Month +
3.200%
8 .268 04/25/36 930,887
Series - 2022 48A (Class D)
1,000,000 g Oak Street Investment Grade Net Lease Fund Series 4 .230 01/20/51 891,738
Series - 2021 1A (Class B1)
1,000,000 g,i Palmer Square CLO Ltd LIBOR 3 M + 2.950% 5 .462 01/15/35 935,498
Series - 2021 3A (Class D)

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 2,500,000 g,i Palmer Square CLO Ltd CME Term SOFR 3 Month +
3.050%
8 .098% 04/20/35 $ 2,348,798
Series - 2022 1A (Class D)
600,000 g Progress Residential Trust 2 .711 11/17/40 491,430
Series - 2021 SFR9 (Class D)
1,000,000 g Purchasing Power Funding LLC 4 .370 10/15/25 940,275
Series - 2021 A (Class D)
5,226,927 g Purewest Funding LLC 4 .091 12/22/36 4,933,005
Series - 2021 1 (Class A1)
14,063 †,g,q Putnam RE PTE Ltd 10 .825 06/07/24 1
Series - 2020 A (Class A)
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 2.500% 7 .768 06/06/25 458,250
Series - 2020 A (Class A)
500,000 g,i Residential Reinsurance 2021 Ltd U.S. Treasury Bill 3 M + 3.590% 8 .858 06/06/25 452,500
Series - 2020 A (Class A)
2,400,000 g,i Sanders RE II Ltd U.S. Treasury Bill 3 M + 3.250% 7 .980 04/07/25 2,294,400
Series - 2020 A (Class A)
2,333,361 g Settlement Fee Finance LLC 3 .840 11/01/49 2,276,704
Series - 2019 1A (Class A)
387,734 g Sierra Timeshare Receivables Funding LLC 3 .650 06/20/35 385,677
Series - 2018 2A (Class B)
191,995 g Sierra Timeshare Receivables Funding LLC 4 .540 05/20/36 182,138
Series - 2019 2A (Class D)
1,487,216 g Sierra Timeshare Receivables Funding LLC 1 .790 11/20/37 1,363,229
Series - 2021 1A (Class C)
236,839 †,g SolarCity LMC 4 .800 11/20/38 223,955
Series - 2013 1 (Class A)
5,875,000 g Stack Infrastructure Issuer LLC 1 .877 03/26/46 5,140,659
Series - 2021 1A (Class A2)
2,641,161 g START Ireland 5 .095 03/15/44 2,048,933
Series - 2019 1 (Class B)
4,557 i Structured Asset Investment Loan Trust LIBOR 1 M + 0.900% 6 .050 09/25/34 4,478
Series - 2004 8 (Class M1)
7,144,000 g Taco Bell Funding LLC 4 .970 05/25/46 6,863,748
Series - 2016 1A (Class A23)
3,820,000 g Taco Bell Funding LLC 4 .940 11/25/48 3,601,408
Series - 2018 1A (Class A2II)
4,575,325 g Taco Bell Funding LLC 1 .946 08/25/51 3,933,498
Series - 2021 1A (Class A2I)
4,846,200 g Taco Bell Funding LLC 2 .294 08/25/51 3,978,735
Series - 2021 1A (Class A2II)
2,500,000 g,i TCW CLO Ltd LIBOR 3 M + 6.860% 6 .985 07/25/34 2,254,565
Series - 2021 2A (Class E)
475,000 g Tricon American Homes Trust 2 .049 07/17/38 424,138
Series - 2020 SFR1 (Class B)
3,921,655 United Airlines Pass Through Trust 3 .700 03/01/30 3,394,201
Series - 2018 1 (Class A)
450,000 g,i Ursa Re II Ltd U.S. Treasury Bill 3 M + 3.940% 9 .208 12/07/23 446,805
Series - 2020 A (Class AA)
5,612,245 g Vine 2 .790 11/15/50 4,873,624
Series - 2020 1A (Class A)
1,723,988 g Vine 6 .420 11/15/50 1,573,472
Series - 2020 1A (Class C)
2,000,000 g,i Vitality Re XII Ltd U.S. Treasury Bill 3 M + 2.250% 2 .250 01/07/25 1,987,800
Series - 2020 A (Class A)
2,888,953 g Vivint Colar Financing V LLC 7 .370 04/30/48 2,643,862
Series - 2018 1A (Class B)
6,615,000 g Wendys Funding LLC 3 .884 03/15/48 5,986,191
Series - 2018 1A (Class A2II)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 5,693,800 g Wendy's Funding LLC 2 .370% 06/15/51 $ 4,708,408
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 251,718,416
OTHER MORTGAGE BACKED - 12 .5%
166,874 g,i Agate Bay Mortgage Trust 3 .500 09/25/45 148,889
Series - 2015 6 (Class A9)
20,593 Alternative Loan Trust 5 .250 11/25/33 19,224
Series - 2003 J3 (Class 1A3)
1,500,000 g,i Ashford Hospitality Trust LIBOR 1 M + 1.850% 7 .169 06/15/35 1,437,314
Series - 2018 KEYS (Class C)
1,500,000 i BANK 4 .088 11/15/50 1,269,708
Series - 2017 BNK8 (Class B)
3,750,000 g BANK 2 .500 10/17/52 2,121,881
Series - 2019 BN21 (Class D)
1,000,000 BANK 3 .093 10/17/52 831,573
Series - 2019 BN21 (Class AS)
1,000,000 BANK 3 .455 12/15/52 805,249
Series - 2019 BN23 (Class B)
2,000,000 BANK 1 .925 12/15/53 1,544,205
Series - 2020 BN30 (Class A4)
4,000,000 i BANK 6 .260 04/15/56 4,074,016
Series - 2023 5YR1 (Class A3)
1,631,805 g,i Bayview MSR Opportunity Master Fund Trust 3 .000 10/25/51 1,320,886
Series - 2021 6 (Class A19)
4,500,000 g,i BBCMS Mortgage Trust 4 .409 08/05/38 3,033,638
Series - 2018 CHRS (Class E)
1,769,000 g,i Benchmark Mortgage Trust 2 .791 09/15/48 1,419,792
Series - 2020 IG2 (Class AM)
2,800,000 g,i Benchmark Mortgage Trust 3 .233 09/15/48 2,306,478
Series - 2020 IG3 (Class AS)
5,000,000 g,i Benchmark Mortgage Trust 3 .654 09/15/48 4,285,132
Series - 2020 IG3 (Class BXA)
1,100,000 Benchmark Mortgage Trust 4 .267 03/15/52 982,511
Series - 2019 B9 (Class AS)
3,600,000 i Benchmark Mortgage Trust 4 .510 05/15/53 3,390,954
Series - 2018 B7 (Class A4)
9,100,000 g Benchmark Mortgage Trust 4 .139 07/15/53 7,847,351
Series - 2020 B18 (Class AGNF)
6,500,000 i Benchmark Mortgage Trust 2 .563 02/15/54 4,168,688
Series - 2021 B23 (Class C)
5,000,000 Benchmark Mortgage Trust 2 .224 08/15/54 3,971,019
Series - 2021 B28 (Class A5)
2,000,000 Benchmark Mortgage Trust 5 .626 04/15/56 1,959,395
Series - 2023 B38 (Class A2)
8,900,885 g,i BX Commercial Mortgage Trust CME Term SOFR 1 Month +
1.034%
6 .181 10/15/36 8,849,663
Series - 2019 XL (Class A)
4,500,000 g,i BXP Trust 2 .868 01/15/44 2,730,530
Series - 2021 601L (Class D)
1,800,000 i CD Mortgage Trust 3 .879 11/10/49 1,455,523
Series - 2016 CD2 (Class B)
1,000,000 i CD Mortgage Trust 4 .112 11/10/49 776,581
Series - 2016 CD2 (Class C)
1,400,000 i CD Mortgage Trust 4 .697 02/10/50 849,996
Series - 2017 CD3 (Class C)
220,344 g,i CF Mortgage Trust 2 .840 04/15/25 209,930
Series - 2020 P1 (Class A1)
10,000,000 g,i CF Mortgage Trust 3 .603 04/15/52 9,031,575
Series - 2020 P1 (Class A2)
5,000,000 i CFCRE Commercial Mortgage Trust 3 .502 11/10/49 4,471,917
Series - 2016 C6 (Class AM)

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 118,675 Citicorp Mortgage Securities, Inc 5 .500% 07/25/35 $ 111,500
Series - 2005 4 (Class 1A7)
3,400,000 g,i Citigroup Commercial Mortgage Trust LIBOR 1 M + 1.900% 7 .094 10/15/38 3,245,949
Series - 2021 PRM2 (Class D)
1,129,262 g,i Citigroup Commercial Mortgage Trust 4 .629 07/10/47 953,569
Series - 2014 GC23 (Class D)
2,600,000 i Citigroup Commercial Mortgage Trust 3 .758 04/10/48 2,407,414
Series - 2015 GC29 (Class B)
1,650,000 i Citigroup Commercial Mortgage Trust 4 .277 04/10/48 1,493,108
Series - 2015 GC29 (Class C)
2,717,806 Citigroup Commercial Mortgage Trust 4 .233 04/10/49 2,443,472
Series - 2016 GC37 (Class B)
1,020,000 Citigroup Commercial Mortgage Trust 3 .018 08/10/56 848,901
Series - 2019 GC41 (Class AS)
1,000,000 g,i COMM Mortgage Trust 5 .009 08/10/46 992,319
Series - 2013 LC13 (Class B)
1,091,000 g,i COMM Mortgage Trust 5 .021 08/10/46 1,058,504
Series - 2013 CR10 (Class C)
3,000,000 g,i COMM Mortgage Trust 5 .436 08/10/46 2,810,348
Series - 2013 LC13 (Class D)
7,075,000 i COMM Mortgage Trust 4 .729 02/10/47 6,723,358
Series - 2014 CR14 (Class B)
5,000,000 COMM Mortgage Trust 4 .199 03/10/47 4,905,564
Series - 2014 UBS2 (Class AM)
1,120,000 COMM Mortgage Trust 4 .174 05/10/47 1,070,411
Series - 2014 CR17 (Class AM)
3,006,300 COMM Mortgage Trust 4 .377 05/10/47 2,713,225
Series - 2014 CR17 (Class B)
5,150,000 g,i COMM Mortgage Trust 4 .767 06/10/47 3,522,370
Series - 2014 UBS3 (Class D)
3,307,500 i COMM Mortgage Trust 4 .456 07/15/47 3,175,345
Series - 2014 CR18 (Class B)
3,250,000 g,i COMM Mortgage Trust 4 .697 08/10/47 2,782,874
Series - 2014 CR19 (Class D)
2,500,000 g COMM Mortgage Trust 3 .000 03/10/48 1,839,475
Series - 2015 CR22 (Class E)
3,340,500 i COMM Mortgage Trust 4 .204 03/10/48 2,991,026
Series - 2015 CR22 (Class C)
2,600,000 g,i COMM Mortgage Trust 4 .204 03/10/48 2,070,981
Series - 2015 CR22 (Class D)
2,500,000 i COMM Mortgage Trust 4 .443 05/10/48 1,939,670
Series - 2015 CR23 (Class D)
2,500,000 i COMM Mortgage Trust 3 .463 08/10/48 1,988,703
Series - 2015 CR24 (Class D)
2,500,000 i COMM Mortgage Trust 4 .490 08/10/48 2,286,676
Series - 2015 CR24 (Class B)
3,000,000 i COMM Mortgage Trust 4 .490 08/10/48 2,637,382
Series - 2015 CR24 (Class C)
3,175,000 i COMM Mortgage Trust 4 .615 10/10/48 2,834,142
Series - 2015 CR26 (Class C)
2,795,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 6 .967 12/25/41 2,726,164
Series - 2022 R01 (Class 1M2)
3,000,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 9 .567 01/25/42 3,017,800
Series - 2022 R02 (Class 2B1)
5,625,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 6.250% 6 .349 03/25/42 6,050,756
Series - 2022 R03 (Class 1B1)
7,555,870 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .167 03/25/42 7,639,175
Series - 2022 R04 (Class 1M2)
5,245,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .567 03/25/42 5,359,100
Series - 2022 R03 (Class 1M2)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 550,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.500% 6 .014% 04/25/42 $ 551,314
Series - 2022 R05 (Class 2B1)
2,475,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.000% 8 .067 04/25/42 2,468,316
Series - 2022 R05 (Class 2M2)
12,900,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.850% 8 .917 05/25/42 13,302,666
Series - 2022 R06 (Class 1M2)
9,165,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .717 06/25/42 9,702,362
Series - 2022 R07 (Class 1M2)
3,565,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .667 07/25/42 3,645,339
Series - 2022 R08 (Class 1M2)
5,675,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 9 .817 09/25/42 5,986,613
Series - 2022 R09 (Class 2M2)
7,335,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.750% 8 .817 12/25/42 7,528,662
Series - 2023 R01 (Class 1M2)
24,216 Countrywide Alternative Loan Trust 5 .000 12/25/56 23,634
Series - 2005 6CB (Class 2A1)
305,557 i Countrywide Home Loan Mortgage Pass Through Trust 4 .030 11/20/34 285,360
Series - 2004 HYB6 (Class A2)
18,749 Countrywide Home Loan Mortgage Pass Through Trust 5 .250 09/25/35 16,829
Series - 2005 17 (Class 1A10)
5,000,000 g,i CPT Mortgage Trust 3 .097 11/13/39 3,109,181
Series - 2019 CPT (Class E)
2,032,902 g,i Credit Suisse Mortgage Capital Certificates 2 .405 10/25/66 1,644,008
Series - 2021 NQM8 (Class A3)
3,340,000 CSAIL Commercial Mortgage Trust 3 .505 04/15/50 3,187,460
Series - 2015 C1 (Class A4)
1,799,583 g,i CSMC 2 .130 05/25/65 1,173,010
Series - 2021 NQM1 (Class M1)
1,850,000 g,i CSMC Series 3 .388 10/25/59 1,595,318
Series - 2019 NQM1 (Class M1)
5,065,000 DBJPM 3 .539 05/10/49 4,622,906
Series - 2016 C1 (Class AM)
3,400,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 7 .312 11/15/38 3,269,529
Series - 2021 ELP (Class E)
866,531 g,i Flagstar Mortgage Trust 4 .013 10/25/47 762,410
Series - 2017 2 (Class B3)
44,372 g,i Flagstar Mortgage Trust 4 .000 09/25/48 41,000
Series - 2018 5 (Class A11)
1,313,037 g,i Flagstar Mortgage Trust 2 .500 04/25/51 1,019,428
Series - 2021 2 (Class A4)
1,737,259 g,i Flagstar Mortgage Trust 2 .500 06/01/51 1,346,626
Series - 2021 4 (Class A21)
8,604,950 g,i Flagstar Mortgage Trust 3 .000 10/25/51 6,965,391
Series - 2021 10INV (Class A17)
300,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.500% 6 .567 10/25/41 292,725
Series - 2021 DNA6 (Class M2)
1,900,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.500% 7 .567 01/25/42 1,841,231
Series - 2022 DNA1 (Class M2)
6,610,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.900% 7 .967 04/25/42 6,607,351
Series - 2022 DNA3 (Class M1B)
1,940,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 5.650% 8 .647 04/25/42 1,993,917
Series - 2022 DNA3 (Class B1)
930,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 4.350% 9 .417 04/25/42 959,354
Series - 2022 DNA3 (Class M2)
10,590,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.350% 8 .417 05/25/42 10,721,725
Series - 2022 DNA4 (Class M1B)
1,560,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.550% 8 .617 08/25/42 1,583,648
Series - 2022 HQA3 (Class M1B)
6,335,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.700% 8 .767 09/25/42 6,540,114
Series - 2022 DNA6 (Class M1B)

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 4,835,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.750% 9 .817% 02/25/42 $ 4,823,885
Series - 2022 DNA2 (Class B1)
1,000,000 g,i GS Mortgage Securities Corp II LIBOR 1 M + 3.350% 8 .543 11/15/36 947,479
Series - 2021 ARDN (Class E)
2,616,911 g,i GS Mortgage Securities Trust 4 .285 02/10/46 2,516,472
Series - 2013 GC10 (Class C)
2,250,000 i GS Mortgage Securities Trust 4 .113 10/10/49 1,836,437
Series - 2016 GS3 (Class C)
3,725,000 i GS Mortgage Securities Trust 4 .078 11/10/49 3,016,698
Series - 2016 GS4 (Class C)
2,000,000 g GS Mortgage Securities Trust 3 .000 08/10/50 1,406,163
Series - 2017 GS7 (Class D)
3,800,000 i GS Mortgage Securities Trust 4 .158 02/10/52 3,397,899
Series - 2019 GC38 (Class AS)
1,500,000 i GS Mortgage Securities Trust 4 .761 02/10/52 1,225,577
Series - 2019 GC38 (Class C)
1,000,000 i GS Mortgage Securities Trust 3 .405 02/13/53 796,149
Series - 2020 GC45 (Class B)
3,000,000 GS Mortgage Securities Trust 2 .012 12/12/53 2,363,630
Series - 2020 GSA2 (Class A5)
139,409 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 129,586
Series - 2019 PJ2 (Class A4)
53,374 g,i GS Mortgage-Backed Securities Corp Trust 4 .000 11/25/49 49,681
Series - 2019 PJ2 (Class A1)
254,253 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 01/25/51 213,733
Series - 2020 PJ4 (Class A4)
459,988 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 382,976
Series - 2020 PJ5 (Class A4)
1,024,614 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 05/25/51 794,224
Series - 2020 PJ6 (Class A4)
39,868,639 g,i GS Mortgage-Backed Securities Corp Trust 0 .150 08/25/51 278,877
Series - 2021 PJ3 (Class AX1)
5,501,859 g,i GS Mortgage-Backed Securities Corp Trust 2 .500 10/25/51 4,271,585
Series - 2021 PJ5 (Class A4)
3,840,124 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 06/25/52 3,098,876
Series - 2022 PJ2 (Class A36)
273,485 g,i GS Mortgage-Backed Securities Trust 3 .632 05/25/50 226,196
Series - 2020 PJ1 (Class B2)
1,239,805 g,i GS Mortgage-Backed Securities Trust 2 .500 07/25/51 961,028
Series - 2021 PJ2 (Class A4)
7,314,287 g,i GS Mortgage-Backed Securities Trust 2 .500 11/25/51 5,715,163
Series - 2021 PJ6 (Class A4)
8,626,982 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 6,687,156
Series - 2021 PJ7 (Class A4)
4,291,736 g,i GS Mortgage-Backed Securities Trust 2 .500 01/25/52 3,326,714
Series - 2021 PJ8 (Class A4)
1,525,251 g,i GS Mortgage-Backed Securities Trust 2 .713 01/25/52 1,124,630
Series - 2021 PJ7 (Class B2)
4,222,718 g,i GS Mortgage-Backed Securities Trust 2 .500 03/25/52 3,273,215
Series - 2021 PJ10 (Class A4)
2,484,454 g,i GS Mortgage-Backed Securities Trust 2 .500 05/01/52 2,119,097
Series - 2022 PJ1 (Class A8)
1,285,235 g,i GS Mortgage-Backed Securities Trust 2 .823 05/28/52 981,611
Series - 2022 PJ1 (Class B2)
2,263,081 g,i GS Mortgage-Backed Securities Trust 3 .000 07/25/52 1,831,881
Series - 2022 INV1 (Class A4)
3,768,605 g,i GS Mortgage-Backed Securities Trust 3 .000 08/26/52 3,050,548
Series - 2022 GR2 (Class A4)
3,863,872 g,i GS Mortgage-Backed Securities Trust 3 .000 09/25/52 3,127,662
Series - 2022 HP1 (Class A4)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,640,193 g,i GS Mortgage-Backed Securities Trust 3 .000% 10/25/52 $ 2,130,565
Series - 2022 PJ5 (Class A36)
2,406,400 g,i GS Mortgage-Backed Securities Trust 3 .000 01/25/53 1,947,893
Series - 2022 PJ6 (Class A24)
3,505,096 g,i GS Mortgage-Backed Securities Trust 3 .500 02/25/53 2,968,176
Series - 2023 PJ1 (Class A24)
206,067 g GSMPS Mortgage Loan Trust 7 .500 03/25/35 196,987
Series - 2005 RP2 (Class 1A2)
192,401 g GSMPS Mortgage Loan Trust 7 .500 09/25/35 187,450
Series - 2005 RP3 (Class 1A2)
271,391 GSR Mortgage Loan Trust 6 .000 01/25/35 240,316
Series - 2005 1F (Class 3A3)
1,074,802 i HarborView Mortgage Loan Trust LIBOR 1 M + 0.620% 5 .777 08/19/45 986,374
Series - 2005 11 (Class 2A1A)
3,000,000 g,i Hudson Yards Mortgage Trust 3 .558 07/10/39 2,345,844
Series - 2019 30HY (Class D)
2,000,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 1,449,381
Series - 2019 55HY (Class D)
1,490,000 g,i Hudson Yards Mortgage Trust 3 .041 12/10/41 986,411
Series - 2019 55HY (Class F)
56,616 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .810 03/25/35 52,872
Series - 2004 11 (Class 2A1)
699,943 g,i Imperial Fund Mortgage Trust 2 .051 10/25/55 619,709
Series - 2020 NQM1 (Class A3)
440,000 g,i Imperial Fund Mortgage Trust 3 .531 10/25/55 364,792
Series - 2020 NQM1 (Class M1)
4,810,000 g,i Imperial Fund Mortgage Trust 2 .383 06/25/56 3,153,114
Series - 2021 NQM1 (Class M1)
31,107 i JP Morgan Alternative Loan Trust LIBOR 1 M + 0.560% 5 .710 04/25/47 29,282
Series - 2007 S1 (Class A1)
1,700,000 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
4 .230 01/15/46 1,460,800
Series - 2013 C13 (Class D)
2,140,000 JP Morgan Chase Commercial Mortgage Securities
Corp
2 .822 08/15/49 1,947,221
Series - 2016 JP2 (Class A4)
5,000,000 JP Morgan Chase Commercial Mortgage Securities
Corp
3 .379 09/15/50 4,819,423
Series - 2017 JP7 (Class A3)
168,657 i JP Morgan Mortgage Trust 4 .194 11/25/33 163,122
Series - 2006 A2 (Class 5A3)
1,287,622 g,i JP Morgan Mortgage Trust LIBOR 1 M - 0.000% 6 .191 12/25/44 1,223,344
Series - 2015 1 (Class B1)
67,397 g,i JP Morgan Mortgage Trust 3 .500 05/25/45 60,126
Series - 2015 3 (Class A19)
345,735 g,i JP Morgan Mortgage Trust 3 .500 10/25/45 310,135
Series - 2015 6 (Class A13)
174,232 g,i JP Morgan Mortgage Trust 3 .500 05/25/46 154,169
Series - 2016 1 (Class A13)
202,125 g,i JP Morgan Mortgage Trust 3 .500 05/25/47 178,417
Series - 2017 2 (Class A13)
666,081 g,i JP Morgan Mortgage Trust 3 .500 09/25/48 576,531
Series - 2018 3 (Class A13)
973,690 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 837,214
Series - 2018 5 (Class A13)
315,739 g,i JP Morgan Mortgage Trust 3 .500 10/25/48 275,442
Series - 2018 4 (Class A13)
717,673 g,i JP Morgan Mortgage Trust 3 .356 10/26/48 687,413
Series - 2017 5 (Class A2)
867,484 g,i JP Morgan Mortgage Trust 3 .892 12/25/48 722,081
Series - 2018 6 (Class B4)

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 98,849 g,i JP Morgan Mortgage Trust 4 .000% 01/25/49 $ 90,947
Series - 2018 8 (Class A13)
131,511 g,i JP Morgan Mortgage Trust 4 .000 02/25/49 120,455
Series - 2018 9 (Class A13)
41,577 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 38,452
Series - 2019 1 (Class A3)
213,691 g,i JP Morgan Mortgage Trust 4 .000 05/25/49 196,690
Series - 2019 1 (Class A15)
412,405 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 6 .088 10/25/49 398,795
Series - 2019 INV1 (Class A11)
2,389,119 g,i JP Morgan Mortgage Trust 3 .833 06/25/50 2,019,155
Series - 2020 1 (Class B2)
12,723,275 g,i JP Morgan Mortgage Trust 0 .143 07/25/51 86,428
Series - 2021 3 (Class AX1)
9,050,191 g,i JP Morgan Mortgage Trust 0 .132 08/25/51 57,023
Series - 2021 4 (Class AX1)
1,004,474 g,i JP Morgan Mortgage Trust 2 .882 08/25/51 766,746
Series - 2021 4 (Class B2)
17,305,576 g,i JP Morgan Mortgage Trust 0 .137 10/25/51 112,235
Series - 2021 6 (Class AX1)
3,094,616 g,i JP Morgan Mortgage Trust 2 .500 10/25/51 2,402,627
Series - 2021 6 (Class A15)
2,310,994 g,i JP Morgan Mortgage Trust 2 .500 11/25/51 1,794,231
Series - 2021 7 (Class A15)
4,681,485 g,i JP Morgan Mortgage Trust 0 .400 12/25/51 101,628
Series - 2021 INV2 (Class AX4)
2,697,452 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 2,094,273
Series - 2021 8 (Class A15)
1,035,315 g,i JP Morgan Mortgage Trust 2 .500 12/25/51 802,518
Series - 2021 10 (Class A15)
3,944,197 g,i JP Morgan Mortgage Trust 2 .500 01/25/52 3,057,322
Series - 2021 11 (Class A15)
1,131,568 g,i JP Morgan Mortgage Trust 2 .500 02/25/52 877,128
Series - 2021 12 (Class A15)
4,651,906 g,i JP Morgan Mortgage Trust 0 .500 04/25/52 124,782
Series - 2021 INV6 (Class A5X)
2,161,738 g,i JP Morgan Mortgage Trust 3 .347 04/25/52 1,730,976
Series - 2021 INV6 (Class B1)
1,383,512 g,i JP Morgan Mortgage Trust 3 .347 04/25/52 1,080,563
Series - 2021 INV6 (Class B2)
1,706,075 g,i JP Morgan Mortgage Trust 2 .500 05/25/52 1,322,454
Series - 2021 14 (Class A15)
1,133,656 g,i JP Morgan Mortgage Trust 2 .927 05/25/52 860,865
Series - 2021 LTV2 (Class A3)
5,801,730 g,i JP Morgan Mortgage Trust 2 .500 06/25/52 4,497,178
Series - 2021 15 (Class A15)
6,281,866 g,i JP Morgan Mortgage Trust 2 .500 07/25/52 4,869,353
Series - 2022 1 (Class A15)
2,342,530 g,i JP Morgan Mortgage Trust 3 .250 07/25/52 1,961,412
Series - 2022 LTV1 (Class A1)
1,644,382 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 1,331,067
Series - 2022 2 (Class A25)
6,512,676 g,i JP Morgan Mortgage Trust 3 .000 08/25/52 5,255,554
Series - 2022 3 (Class A25)
2,309,509 g,i JP Morgan Mortgage Trust 3 .000 09/25/52 1,876,974
Series - 2022 INV3 (Class A6)
4,312,002 g,i JP Morgan Mortgage Trust 3 .500 09/25/52 3,634,685
Series - 2022 LTV2 (Class A6)
4,232,917 g,i JP Morgan Mortgage Trust 3 .000 10/25/52 3,426,391
Series - 2022 4 (Class A17A)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,320,172 g,i JP Morgan Mortgage Trust 3 .000% 11/25/52 $ 1,878,094
Series - 2022 6 (Class A17A)
2,985,491 g,i JP Morgan Mortgage Trust 3 .000 12/25/52 2,416,645
Series - 2022 7 (Class 1A17)
1,214,394 g,i JP Morgan Mortgage Trust 5 .000 06/25/53 1,133,134
Series - 2023 1 (Class A15A)
1,700,152 g,i JP Morgan Mortgage Trust 5 .500 06/25/53 1,621,254
Series - 2023 1 (Class A15B)
262,244 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 257,176
Series - 2014 C23 (Class ASB)
1,688,355 i JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 1,590,394
Series - 2014 C23 (Class B)
1,550,000 i JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 1,441,820
Series - 2014 C23 (Class C)
5,000,000 JPMBB Commercial Mortgage Securities Trust 3 .634 02/15/48 4,699,016
Series - 2015 C27 (Class AS)
3,500,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 3,261,536
Series - 2015 C31 (Class AS)
6,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 4,942,145
Series - 2015 C31 (Class B)
2,500,000 g,i JPMBB Commercial Mortgage Securities Trust 4 .359 03/17/49 2,026,221
Series - 2016 C1 (Class D1)
5,000,000 JPMDB Commercial Mortgage Securities Trust 2 .536 05/13/53 3,952,269
Series - 2020 COR7 (Class AS)
10,000,000 g Liberty Street Trust 3 .597 02/10/36 8,968,269
Series - 2016 225L (Class A)
297,664 Master Alternative Loan Trust 7 .000 01/25/34 308,805
Series - 2004 1 (Class 3A1)
896,941 g Morgan Stanley Bank of America Merrill Lynch Trust 4 .384 12/15/46 798,531
Series - 2014 C19 (Class LNC2)
3,682,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 3,415,003
Series - 2014 C19 (Class B)
132,584 i Morgan Stanley Capital I Trust 6 .282 12/12/49 56,233
Series - 2007 IQ16 (Class AJFX)
300,000 Morgan Stanley Capital I Trust 3 .587 12/15/50 274,304
Series - 2017 HR2 (Class A4)
2,150,000 i Morgan Stanley Capital I Trust 4 .429 07/15/51 1,976,246
Series - 2018 H3 (Class AS)
1,009,228 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 07/25/51 865,936
Series - 2021 4 (Class A4)
3,458,328 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 08/25/51 2,680,703
Series - 2021 5 (Class A9)
3,108,104 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,667,393
Series - 2021 6 (Class A4)
2,791,481 g,i Morgan Stanley Residential Mortgage Loan Trust 2 .500 09/25/51 2,163,800
Series - 2021 6 (Class A9)
1,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 1,290,668
Series - 2019 PARK (Class E)
11,100,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 10,454,503
Series - 2019 MILE (Class A)
3,000,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 3.579% 8 .726 07/15/36 2,478,088
Series - 2019 MILE (Class E)
4,500,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .476 07/15/36 3,308,606
Series - 2019 MILE (Class F)
410,065 g,i New Residential Mortgage Loan Trust 2 .797 09/25/59 371,240
Series - 2019 NQM4 (Class A3)
425,000 g,i New Residential Mortgage Loan Trust 2 .986 09/25/59 337,015
Series - 2019 NQM4 (Class M1)
97,874 i New York Mortgage Trust LIBOR 1 M + 0.480% 5 .630 02/25/36 95,864
Series - 2005 3 (Class A1)

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 650,000 g,i NLT Trust 2 .569% 08/25/56 $ 423,342
Series - 2021 INV2 (Class M1)
5,137,307 g,i OBX Trust 2 .500 07/25/51 3,982,154
Series - 2021 J2 (Class A19)
3,951,866 g,i OBX Trust 4 .000 10/25/52 3,428,932
Series - 2022 INV5 (Class A13)
353,336 g,i OBX Trust LIBOR 1 M + 0.650% 5 .800 06/25/57 335,156
Series - 2018 1 (Class A2)
1,568,158 g,i Oceanview Mortgage Trust 2 .500 05/25/51 1,217,501
Series - 2021 1 (Class A19)
1,091,861 g,i Oceanview Mortgage Trust 4 .500 11/25/52 1,005,159
Series - 2022 1 (Class A1)
5,700,000 g One Bryant Park Trust 2 .516 09/15/54 4,641,702
Series - 2019 OBP (Class A)
2,700,000 g,i Onslow Bay Mortgage Loan Trust 2 .451 05/25/61 1,417,811
Series - 2021 NQM2 (Class M1)
6,471,151 g,i RCKT Mortgage Trust 2 .500 02/25/52 5,038,475
Series - 2022 2 (Class A22)
1,420,165 g,i RCKT Mortgage Trust 3 .500 06/25/52 1,193,779
Series - 2022 4 (Class A22)
157,615 g,i Sequoia Mortgage Trust 3 .500 05/25/45 141,325
Series - 2015 2 (Class A1)
201,740 g,i Sequoia Mortgage Trust 3 .500 06/25/46 179,321
Series - 2016 1 (Class A19)
591,785 g,i Sequoia Mortgage Trust 3 .500 02/25/47 523,834
Series - 2017 2 (Class A19)
1,156,262 g,i Sequoia Mortgage Trust 3 .726 09/25/47 1,045,829
Series - 2017 6 (Class B1)
218,816 g,i Sequoia Mortgage Trust 3 .500 03/25/48 193,888
Series - 2018 3 (Class A1)
20,611 g,i Sequoia Mortgage Trust 4 .000 09/25/48 18,977
Series - 2018 7 (Class A19)
109,838 g,i Sequoia Mortgage Trust 4 .000 06/25/49 100,618
Series - 2019 2 (Class A19)
648,103 g,i Sequoia Mortgage Trust 3 .500 12/25/49 574,052
Series - 2019 5 (Class A19)
1,817,994 g,i Sequoia Mortgage Trust 3 .000 04/25/50 1,510,661
Series - 2020 3 (Class A19)
2,475,048 g,i Sequoia Mortgage Trust 2 .500 06/25/51 1,921,601
Series - 2021 4 (Class A19)
269,699 g,i Shellpoint Co-Originator Trust 3 .500 10/25/47 237,432
Series - 2017 2 (Class A1)
10,300,000 g SLG Office Trust 2 .851 07/15/41 7,352,725
Series - 2021 OVA (Class E)
2,319,312 g,i SMR Mortgage Trust SOFR 1 M + 2.400% 7 .547 02/15/39 2,214,302
Series - 2022 IND (Class B)
3,500,000 g,i Spruce Hill Mortgage Loan Trust 3 .827 01/28/50 3,021,709
Series - 2020 SH1 (Class B1)
12,859 g,i Structured Agency Credit Risk Debt Note (STACR) 3 .783 02/25/48 11,916
Series - 2018 SPI1 (Class M2)
226,398 g,i STACR 3 .833 05/25/48 215,139
Series - 2018 SPI2 (Class M2)
219,003 g,i STACR 3 .833 05/25/48 209,652
Series - 2018 SPI2 (Class M2B)
428,001 g,i UBS-Barclays Commercial Mortgage Trust 3 .649 03/10/46 392,561
Series - 2013 C5 (Class B)
930,000 g,i Verus Securitization Trust 3 .207 11/25/59 811,755
Series - 2019 4 (Class M1)
437,595 g Verus Securitization Trust 1 .733 05/25/65 395,991
Series - 2020 5 (Class A3)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 242,684 g Verus Securitization Trust 2 .321% 05/25/65 $ 224,562
Series - 2020 4 (Class A3)
2,760,566 g,i Verus Securitization Trust 2 .240 10/25/66 2,253,396
Series - 2021 7 (Class A3)
13,031,000 g,i Verus Securitization Trust 3 .288 11/25/66 9,099,300
Series - 2021 8 (Class M1)
1,700,000 g,i VNDO Trust 4 .033 01/10/35 1,347,228
Series - 2016 350P (Class E)
572,182 g VSE VOI Mortgage LLC 4 .020 02/20/36 546,815
Series - 2018 A (Class C)
7,628 i Washington Mutual Mortgage Pass-Through
Certificates Trust
5 .794 08/25/38 7,319
Series - 2004 RA3 (Class 2A)
2,000,000 i Wells Fargo Commercial Mortgage Trust 4 .286 05/15/48 1,650,911
Series - 2015 NXS1 (Class D)
1,200,000 g Wells Fargo Commercial Mortgage Trust 3 .153 09/15/57 991,237
Series - 2015 NXS3 (Class D)
76,617 g,i Wells Fargo Mortgage Backed Securities Trust 4 .000 04/25/49 71,696
Series - 2019 2 (Class A17)
283,494 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 07/25/50 236,754
Series - 2020 4 (Class A17)
6,740,835 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 06/25/51 5,225,120
Series - 2021 2 (Class A17)
1,273,246 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 08/25/51 1,030,646
Series - 2021 INV1 (Class A17)
7,619,819 g,i Wells Fargo Mortgage Backed Securities Trust 3 .316 08/25/51 6,046,977
Series - 2021 INV1 (Class B2)
1,285,541 g,i Wells Fargo Mortgage Backed Securities Trust 2 .500 12/25/51 996,480
Series - 2022 2 (Class A18)
1,645,429 g,i Wells Fargo Mortgage Backed Securities Trust 3 .000 03/25/52 1,331,914
Series - 2022 INV1 (Class A18)
2,850,168 g,i Wells Fargo Mortgage Backed Securities Trust 3 .500 03/25/52 2,395,827
Series - 2022 INV1 (Class A17)
3,500,000 i WFRBS Commercial Mortgage Trust 4 .162 12/15/46 3,448,929
Series - 2013 C18 (Class A5)
5,277,000 WFRBS Commercial Mortgage Trust 3 .607 11/15/47 5,056,581
Series - 2014 C24 (Class A5)
81,899 g,i WinWater Mortgage Loan Trust 3 .919 06/20/44 67,989
Series - 2014 1 (Class B4)
2,662,578 g,i Woodward Capital Management 3 .000 05/25/52 2,155,259
Series - 2022 3 (Class A21)
TOTAL OTHER MORTGAGE BACKED 564,451,815
TOTAL STRUCTURED ASSETS 816,170,231
(Cost $931,257,855)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.0%
ENERGY - 0 .0%
1,538 *,† Cloud Peak Energy, Inc 16
TOTAL ENERGY 16
MATERIALS - 0 .0%
415,953 * Petra Diamonds Ltd 355,325
TOTAL MATERIALS 355,325
TELECOMMUNICATION SERVICES - 0 .0%
4,815 * Avaya, Inc 60,187

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SHARES DESCRIPTION
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
1,010 *,† Avaya, Inc $ 9,988
TOTAL TELECOMMUNICATION SERVICES 70,175
TOTAL COMMON STOCKS 425,516
(Cost $457,866)
PREFERRED STOCKS - 0.1%
FINANCIAL SERVICES - 0 .1%
34,686 e Morgan Stanley 851,194
139,125 e Morgan Stanley 3,611,685
TOTAL FINANCIAL SERVICES 4,462,879
TOTAL PREFERRED STOCKS 4,462,879
(Cost $4,394,529)
TOTAL LONG-TERM INVESTMENTS 4,371,572,982
(Cost $4,843,801,780)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.3%
GOVERNMENT AGENCY DEBT - 0 .1%
$ 5,000,000 Federal Home Loan Bank (FHLB) 0 .000% 07/26/23 4,984,590
TOTAL GOVERNMENT AGENCY DEBT 4,984,590
REPURCHASE AGREEMENT - 0 .6%
24,860,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 24,860,000
TOTAL REPURCHASE AGREEMENT 24,860,000
TREASURY DEBT - 1 .6%
50,000,000 United States Treasury Bill 0 .000 11/02/23 49,118,359
25,000,000 e United States Treasury Bill 0 .000 02/22/24 24,175,963
TOTAL TREASURY DEBT 73,294,322
TOTAL SHORT-TERM INVESTMENTS 103,138,912
(Cost $103,277,031)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
68,440,875 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 68,440,875
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 68,440,875
(Cost $68,440,875)
TOTAL INVESTMENTS - 100.9% 4,543,152,769
(Cost $5,015,519,686)
OTHER ASSETS & LIABILITIES, NET - (0.9)% (40,455,430)
NET ASSETS - 100.0% $ 4,502,697,339

See Notes to Portfolios of Investments
Principal denominated in U.S. Dollars, unless otherwise noted.
AVG Average
CME Chicago Mercantile Exchange
CNY Chinese Yuan
D Day
DOP Dominican Republic Peso
EUR Euro
INR Indian Rupee
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
THB Thai Baht
UGX Ugandan Shilling
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $66,587,721.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j
All or a portion of these securities have been segregated to cover collateral requirements on mortgage dollar rolls.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $24,860,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rates 0.500%–3.250% and maturity date 6/30/27, valued at $25,357,209.
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 2,188,207 EUR 1,986,217 Citibank N.A. 07/14/23  $ 19,281
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS40V1-5Y 5.000%
Credit event as
specified
in contract
Citigroup Global Markets,
Inc Quarterly 06/20/28 $ 50,000,000 $ 1,472,906 $ 1,083,774 $ 389,132
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000%
Citigroup Global Markets,
Inc Quarterly 06/20/28 $ 60,000,000 $ (1,767,487) $ (275,123) $ (1,492,365)

Core Plus Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
SOLD
Reference
Entity
Terms of
Payments to
be Paid
Terms of
Payments to
be Received Counterparty
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 55,000,000 (1,620,196) (774,795) (845,402)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 40,000,000 (1,178,325) (431,013) (747,312)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 60,000,000 (1,767,487) (425,042) (1,342,445)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 1,000,000 (29,458) (16,422) (13,036)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 19,000,000 (559,704) (168,670) (391,034)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 14,000,000 (412,414) (150,799) (261,614)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 25,000,000 (736,453) (570,289) (166,163)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 18,000,000 (530,246) (455,704) (74,542)
CDX-NAHYS40V1-5Y
Credit event
as specified in
contract 5.000
Citigroup Global Markets,
Inc Quarterly 06/20/28 14,000,000 (412,414) (197,229) (215,185)
Total $ (9,014,184) $ (3,465,085) $ (5,549,099)
*   The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.

Portfolio of Investments
5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.1%
LONG-TERM MUNICIPAL BONDS - 97.1%
ALABAMA
-
2 .3%
$ 250,000 Black Belt Energy Gas District 4 .000% 12/01/27 $ 251,013
500,000 City of Birmingham AL 5 .000 12/01/30 548,047
630,000 County of Mobile AL 5 .000 02/01/34 701,265
2,900,000 Lower Alabama Gas District 4 .000 12/01/50 2,883,883
1,000,000 University of South Alabama 5 .000 11/01/31 1,046,038
TOTAL ALABAMA 5,430,246
ALASKA
-
0 .2%
500,000 Alaska Municipal Bond Bank Authority 5 .000 12/01/31 518,054
TOTAL ALASKA 518,054
ARIZONA
-
1 .5%
2,000,000 Chandler Industrial Development Authority 5 .000 06/01/49 2,015,578
150,000 Maricopa County Unified School District No 60 Higley 5 .000 06/01/38 163,295
190,000 Pinal County Electric District No 3 5 .000 07/01/33 200,279
1,005,000 Salt River Project Agriculture 5 .000 01/01/38 1,077,203
TOTAL ARIZONA 3,456,355
ARKANSAS
-
0 .5%
1,000,000 City of Fort Smith AR Water & Sewer Revenue 5 .000 10/01/32 1,082,958
TOTAL ARKANSAS 1,082,958
CALIFORNIA
-
2 .9%
1,090,000 California County Tobacco Securitization Agency 4 .000 06/01/36 1,102,520
365,000 California Educational Facilities Authority 5 .000 12/01/29 387,574
1,510,000 California Health Facilities Financing Authority 5 .000 09/01/33 1,588,009
185,000 California Municipal Finance Authority 4 .000 07/15/29 183,186
225,000 g California Statewide Communities Development
Authority
5 .000 12/01/28 230,727
1,000,000 City of Los Angeles Department of Airports 5 .000 05/15/36 1,086,433
195,000 Long Beach Community College District 3 .000 08/01/37 174,872
415,000 Palmdale Community Redevelopment Agency 5 .000 09/01/31 444,520
1,405,000 San Francisco City & County Airport Comm-San
Francisco International Airport
5 .000 05/01/31 1,556,914
TOTAL CALIFORNIA 6,754,755
COLORADO
-
1 .0%
590,000 City & County of Denver CO Airport System Revenue 5 .000 12/01/31 632,048
1,000,000 Colorado Health Facilities Authority 4 .000 11/15/38 1,004,639
250,000 Colorado Health Facilities Authority 5 .000 12/01/41 254,420
310,000 Denver Health & Hospital Authority 5 .000 12/01/28 330,098
TOTAL COLORADO 2,221,205
CONNECTICUT
-
4 .9%
1,180,000 Capital Region Development Authority 5 .000 06/15/29 1,273,358
765,000 Capital Region Development Authority 5 .000 06/15/33 825,142
1,900,000 City of Bridgeport CT 5 .000 06/01/34 2,116,663
495,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/27 527,120
630,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/29 639,941
330,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/30 334,993

5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
CONNECTICUT—continued
$ 350,000 Connecticut State Health & Educational Facilities
Authority
5 .000% 07/01/32 $ 372,076
350,000 Connecticut State Health & Educational Facilities
Authority
5 .000 07/01/33 371,857
1,540,000 State of Connecticut 3 .000 01/15/36 1,410,771
255,000 State of Connecticut 5 .000 11/15/38 288,205
1,000,000 State of Connecticut Special Tax Revenue 5 .000 05/01/34 1,132,721
2,000,000 University of Connecticut 5 .000 03/15/28 2,096,257
TOTAL CONNECTICUT 11,389,104
DISTRICT OF COLUMBIA
-
2 .2%
955,000 District of Columbia 5 .000 04/01/27 1,013,544
3,800,000 Metropolitan Washington Airports Authority Aviation
Revenue
5 .000 10/01/32 4,212,362
TOTAL DISTRICT OF COLUMBIA 5,225,906
FLORIDA
-
5 .4%
1,000,000 Alachua County Health Facilities Authority 5 .000 12/01/31 1,074,142
250,000 County of Broward FL Airport System Revenue 5 .000 10/01/28 264,277
1,500,000 County of Miami-Dade FL Aviation Revenue 4 .000 10/01/36 1,531,245
3,000,000 Escambia County Health Facilities Authority 5 .000 08/15/32 3,170,622
1,250,000 g Florida Development Finance Corp 7 .250 07/01/57 1,271,456
305,000 Greater Orlando Aviation Authority 5 .000 10/01/26 316,616
795,000 Greater Orlando Aviation Authority 5 .000 10/01/26 833,194
175,000 Hillsborough County Aviation Authority 5 .000 10/01/31 187,143
190,000 Hillsborough County Aviation Authority 5 .000 10/01/33 202,798
400,000 Hillsborough County Port District 5 .000 06/01/29 429,303
1,000,000 Hillsborough County Port District 5 .000 06/01/33 1,066,387
210,000 Miami-Dade County Educational Facilities Authority 5 .000 04/01/28 225,617
255,000 Miami-Dade County Health Facilities Authority 4 .000 08/01/37 253,628
500,000 Pinellas County School Board 4 .000 07/01/36 518,458
500,000 School District of Broward County 5 .000 07/01/31 522,684
540,000 Volusia County Educational Facility Authority 5 .000 10/15/32 575,341
TOTAL FLORIDA 12,442,911
GEORGIA
-
3 .0%
1,000,000 Dahlonega Downtown Development Authority 4 .000 07/01/37 981,534
1,250,000 Dahlonega Downtown Development Authority 4 .000 07/01/38 1,217,610
1,000,000 Dahlonega Downtown Development Authority 5 .000 07/01/39 1,043,790
1,165,000 Main Street Natural Gas, Inc 5 .000 06/01/28 1,202,884
1,020,000 Main Street Natural Gas, Inc 4 .000 08/01/49 1,023,063
1,500,000 Municipal Electric Authority of Georgia 5 .000 01/01/62 1,555,463
TOTAL GEORGIA 7,024,344
GUAM
-
0 .2%
200,000 Port Authority of Guam 5 .000 07/01/29 212,008
200,000 Port Authority of Guam 5 .000 07/01/30 211,964
TOTAL GUAM 423,972
HAWAII
-
0 .4%
1,000,000 State of Hawaii Airports System Revenue 5 .000 07/01/41 1,009,706
TOTAL HAWAII 1,009,706
ILLINOIS
-
13 .2%
1,500,000 Chicago Board of Education 5 .000 12/01/26 1,551,607
1,335,000 Chicago Board of Education 4 .000 12/01/27 1,332,594
500,000 Chicago Housing Authority 5 .000 01/01/33 537,843
300,000 Chicago O'Hare International Airport 5 .000 01/01/28 313,139
1,000,000 Chicago O'Hare International Airport 5 .000 01/01/32 1,015,893
300,000 Chicago Transit Authority 5 .000 06/01/28 322,527
3,250,000 City of Chicago IL 5 .000 01/01/28 3,439,796
1,000,000 City of Chicago IL 4 .000 01/01/35 988,730

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
ILLINOIS—continued
$ 1,000,000 City of Chicago IL Wastewater Transmission Revenue 5 .000% 01/01/26 $ 1,038,092
1,250,000 City of Chicago IL, GO 5 .000 01/01/29 1,336,454
150,000 Cook County School District No 78 Rosemont 5 .000 12/01/31 171,549
1,750,000 County of Cook IL 5 .000 11/15/31 1,840,280
1,160,000 County of Cook IL Sales Tax Revenue 5 .000 11/15/36 1,257,519
2,000,000 Illinois Finance Authority 5 .000 10/01/34 2,070,250
700,000 Illinois State Toll Highway Authority 4 .000 01/01/42 695,089
630,000 Illinois State Toll Highway Authority 4 .000 01/01/46 605,741
305,000 Metropolitan Pier & Exposition Authority 4 .000 06/15/52 274,656
2,000,000 Metropolitan Water Reclamation District of Greater
Chicago
5 .000 12/01/30 2,124,043
1,500,000 Sales Tax Securitization Corp 5 .000 01/01/30 1,607,897
2,500,000 Sales Tax Securitization Corp 5 .000 01/01/31 2,744,250
2,000,000 State of Illinois 5 .000 06/01/28 2,082,709
1,500,000 State of Illinois 5 .000 03/01/37 1,609,409
250,000 Village of Broadview IL 5 .000 12/01/28 265,849
200,000 Village of Broadview IL 5 .000 12/01/29 212,854
545,000 Village of Broadview IL 5 .000 12/01/30 580,277
745,000 Village of Broadview IL 5 .000 12/01/33 795,397
TOTAL ILLINOIS 30,814,444
INDIANA
-
0 .6%
1,365,000 City of Whiting IN 5 .000 12/01/44 1,405,973
TOTAL INDIANA 1,405,973
KENTUCKY
-
1 .1%
1,250,000 Paducah Electric Plant Board 5 .000 10/01/34 1,297,605
1,250,000 Paducah Electric Plant Board 5 .000 10/01/35 1,296,059
TOTAL KENTUCKY 2,593,664
LOUISIANA
-
1 .4%
480,000 City of New Orleans LA Sewerage Service Revenue 4 .000 06/01/36 493,960
750,000 Louisiana Local Government Environmental Facilities &
Community Development Authority
5 .000 10/01/27 796,905
500,000 New Orleans Aviation Board 5 .000 10/01/33 543,636
1,250,000 St. Tammany Parish Hospital Service District No 5 .000 07/01/33 1,343,104
TOTAL LOUISIANA 3,177,605
MARYLAND
-
0 .9%
2,000,000 County of Baltimore MD 4 .000 01/01/29 1,994,986
TOTAL MARYLAND 1,994,986
MASSACHUSETTS
-
0 .2%
500,000 Massachusetts Development Finance Agency 5 .000 12/01/29 532,373
TOTAL MASSACHUSETTS 532,373
MICHIGAN
-
2 .6%
500,000 Charlotte Public School District 4 .000 05/01/36 522,677
2,000,000 Michigan Finance Authority 5 .000 11/15/28 2,088,538
1,000,000 Michigan Finance Authority 5 .000 12/01/36 1,084,854
1,750,000 State of Michigan Trunk Line Revenue 5 .000 11/15/30 2,025,265
385,000 Wayne County Airport Authority 5 .000 12/01/29 422,435
TOTAL MICHIGAN 6,143,769
MINNESOTA
-
0 .7%
1,055,000 City of Minneapolis MN 5 .000 11/15/33 1,124,083
70,000 Duluth Economic Development Authority 5 .000 02/15/33 73,976
400,000 Hawley Independent School District No 150 5 .000 02/01/38 437,248
TOTAL MINNESOTA 1,635,307
MISSISSIPPI
-
2 .1%
1,045,000 Mississippi Development Bank 5 .000 03/01/26 1,086,594

5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
MISSISSIPPI—continued
$ 1,000,000 Mississippi Development Bank 5 .000% 03/01/35 $ 1,040,322
2,485,000 State of Mississippi 5 .000 10/15/33 2,665,631
TOTAL MISSISSIPPI 4,792,547
MISSOURI
-
2 .4%
2,500,000 City of Kansas City MO Sanitary Sewer System Revenue 3 .000 01/01/37 2,269,919
900,000 Health & Educational Facilities Authority of the State
of Missouri
5 .000 02/15/28 963,280
425,000 Missouri Joint Municipal Electric Utility Commission 5 .250 12/01/38 467,820
1,745,000 St. Louis Municipal Finance Corp 5 .000 02/15/26 1,808,696
TOTAL MISSOURI 5,509,715
NEVADA
-
0 .4%
1,000,000 Las Vegas Redevelopment Agency 5 .000 06/15/26 1,030,670
TOTAL NEVADA 1,030,670
NEW JERSEY
-
7 .7%
350,000 Gloucester County Improvement Authority 5 .000 07/01/34 391,418
1,000,000 New Jersey Economic Development Authority 5 .000 06/15/27 1,064,755
2,500,000 New Jersey Economic Development Authority 5 .000 11/01/35 2,704,721
1,000,000 New Jersey Educational Facilities Authority 5 .000 07/01/27 1,050,269
1,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/29 1,047,186
765,000 New Jersey Transportation Trust Fund Authority 5 .000 12/15/33 826,644
1,120,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/34 1,157,640
3,000,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/34 3,241,126
1,000,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/36 1,012,723
2,500,000 New Jersey Transportation Trust Fund Authority 5 .000 06/15/38 2,718,307
1,025,000 New Jersey Transportation Trust Fund Authority 4 .000 06/15/39 1,011,151
500,000 South Jersey Port Corp 5 .000 01/01/48 503,448
1,300,000 Toms River Board of Education 3 .000 07/15/38 1,120,758
TOTAL NEW JERSEY 17,850,146
NEW YORK
-
6 .3%
1,000,000 Brooklyn Arena Local Development Corp 5 .000 07/15/26 1,029,964
10,000 Metropolitan Transportation Authority 4 .000 11/15/34 10,004
1,250,000 Metropolitan Transportation Authority 5 .000 11/15/50 1,295,434
160,000 New York City Industrial Development Agency 3 .000 01/01/46 123,081
1,750,000 New York State Dormitory Authority 5 .000 07/01/33 1,840,891
125,000 New York State Dormitory Authority 5 .000 07/01/38 139,086
1,000,000 New York State Urban Development Corp 5 .000 03/15/35 1,135,265
305,000 New York State Urban Development Corp 5 .000 03/15/38 328,702
375,000 New York Transportation Development Corp 5 .000 07/01/30 377,923
1,080,000 New York Transportation Development Corp 4 .000 10/01/30 1,078,652
715,000 New York Transportation Development Corp 5 .000 01/01/36 738,175
635,000 New York Transportation Development Corp 5 .000 12/01/36 666,600
505,000 New York Transportation Development Corp 5 .000 12/01/36 543,435
1,500,000 Port Authority of New York & New Jersey 5 .000 07/15/31 1,647,653
1,000,000 Port Authority of New York & New Jersey 4 .000 11/01/34 1,039,879
1,000,000 Port Authority of New York & New Jersey 5 .000 11/01/35 1,073,100
1,625,000 Port Authority of New York & New Jersey 4 .000 07/15/36 1,662,852
TOTAL NEW YORK 14,730,696
NORTH CAROLINA
-
0 .7%
1,000,000 North Carolina Capital Facilities Finance Agency 5 .000 05/01/31 1,112,478
210,000 North Carolina Medical Care Commission 4 .000 02/01/36 214,346
255,000 North Carolina Medical Care Commission 3 .000 07/01/36 235,802
TOTAL NORTH CAROLINA 1,562,626
NORTH DAKOTA
-
0 .4%
1,000,000 North Dakota Housing Finance Agency 2 .400 01/01/26 969,567
TOTAL NORTH DAKOTA 969,567

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
OHIO
-
2 .3%
$ 1,000,000 American Municipal Power, Inc 5 .000% 02/15/34 $ 1,093,605
240,000 City of Toledo OH 4 .000 12/01/29 249,767
250,000 City of Toledo OH 4 .000 12/01/30 260,433
200,000 City of Toledo OH 4 .000 12/01/31 207,994
1,500,000 County of Miami OH 5 .000 08/01/32 1,610,143
725,000 County of Montgomery OH 5 .000 08/01/36 775,469
300,000 Lebanon City School District 3 .000 12/01/36 275,944
700,000 Miami University 5 .000 09/01/28 772,685
175,000 State of Ohio 5 .000 01/15/35 189,228
TOTAL OHIO 5,435,268
OKLAHOMA
-
0 .3%
750,000 Oklahoma Development Finance Authority 5 .000 08/15/28 743,847
TOTAL OKLAHOMA 743,847
OREGON
-
0 .5%
3,000,000 g,q Oregon State Business Development Commission 6 .500 04/01/31 15,000
1,000,000 q Oregon State Business Development Commission 11 .500 04/01/31 10
625,000 g Oregon State Business Development Commission 9 .000 04/01/37 3,125
1,000,000 Tri-County Metropolitan Transportation District of
Oregon
5 .000 10/01/28 1,087,873
TOTAL OREGON 1,106,008
PENNSYLVANIA
-
2 .4%
1,100,000 Allegheny County Higher Education Building Authority 5 .000 03/01/29 1,148,794
670,000 Lancaster County Career & Technology Center Authority 4 .000 02/01/30 698,385
500,000 Pennsylvania Economic Development Financing
Authority
5 .000 10/15/34 559,953
1,500,000 School District of the City of Erie 5 .000 04/01/28 1,621,126
500,000 South Wayne County Water and Sewer Authority 4 .000 02/15/37 511,084
915,000 Township of Northampton PA 4 .000 05/15/33 934,053
TOTAL PENNSYLVANIA 5,473,395
RHODE ISLAND
-
0 .4%
825,000 Rhode Island Commerce Corp 5 .000 06/15/27 882,526
TOTAL RHODE ISLAND 882,526
SOUTH CAROLINA
-
2 .2%
2,000,000 Center for Arts & Health Sciences Public Facilities Corp 4 .000 10/01/37 2,031,862
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/27 280,569
170,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/28 183,427
265,000 City of Rock Hill SC Combined Utility System Revenue 5 .000 01/01/29 289,795
500,000 South Carolina Public Service Authority 4 .000 12/01/37 498,664
890,000 South Carolina Public Service Authority 4 .000 12/01/40 871,673
1,000,000 Spartanburg Regional Health Services District 4 .000 04/15/37 976,330
TOTAL SOUTH CAROLINA 5,132,320
TENNESSEE
-
3 .3%
180,000 Metropolitan Government Nashville & Davidson County
Health & Educational Facs Bd
4 .000 05/01/37 180,313
1,000,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/33 1,035,888
1,140,000 Metropolitan Government of Nashville & Davidson
County TN
4 .000 07/01/38 1,155,642
2,305,000 Metropolitan Nashville Airport Authority 5 .000 07/01/35 2,482,241
755,000 Tennessee Energy Acquisition Corp 4 .000 11/01/49 751,054
2,000,000 Tennessee Energy Acquisition Corp 5 .000 05/01/53 2,069,959
TOTAL TENNESSEE 7,675,097
TEXAS
-
13 .1%
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/28 383,738
350,000 Atascosa County Industrial Development Corp 5 .000 12/15/29 389,113

5-15 Year Laddered Tax-Exempt Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
TEXAS—continued
$ 400,000 Atascosa County Industrial Development Corp 5 .000% 12/15/30 $ 449,765
1,105,000 Canyon Independent School District 4 .000 02/15/38 1,110,720
1,100,000 Central Texas Regional Mobility Authority 5 .000 01/01/27 1,157,939
1,210,000 Central Texas Regional Mobility Authority 5 .000 01/01/29 1,297,187
750,000 Central Texas Regional Mobility Authority 4 .000 01/01/36 766,203
900,000 City of Austin TX Airport System Revenue 5 .000 11/15/39 904,337
1,000,000 City of El Paso TX 4 .000 08/15/35 1,032,662
2,000,000 City of El Paso TX Airport Revenue 5 .000 08/15/28 2,134,052
1,970,000 City of Houston TX 5 .000 03/01/32 2,114,312
3,000,000 City of Houston TX Combined Utility System Revenue 5 .000 11/15/29 3,379,025
2,000,000 City of San Antonio TX Electric & Gas Systems Revenue 5 .000 02/01/46 2,145,831
1,000,000 Conroe Independent School District 2 .500 02/15/37 833,802
500,000 County of Galveston TX 4 .000 02/01/38 502,200
985,000 County of Nueces TX 5 .000 02/15/34 1,035,219
1,225,000 El Paso County Community College District 5 .000 04/01/38 1,274,929
1,125,000 Fort Worth Independent School District 5 .000 02/15/35 1,322,663
150,000 Harris County Toll Road Authority 4 .000 08/15/36 155,301
1,000,000 North Texas Tollway Authority 5 .000 01/01/30 1,083,662
420,000 Port Freeport TX 5 .000 06/01/28 443,358
825,000 Port Freeport TX 5 .000 06/01/29 862,633
865,000 Port Freeport TX 5 .000 06/01/30 903,240
935,000 Port Freeport TX 5 .000 06/01/32 972,948
1,385,000 Texas Municipal Power Agency 3 .000 09/01/40 1,171,153
2,500,000 Texas Private Activity Bond Surface Transportation Corp 5 .000 12/31/35 2,625,109
TOTAL TEXAS 30,451,101
UTAH
-
1 .1%
475,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/31 506,640
1,000,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/32 1,065,790
1,000,000 Salt Lake City Corp Airport Revenue 5 .000 07/01/33 1,065,026
TOTAL UTAH 2,637,456
VIRGIN ISLANDS
-
2 .0%
2,000,000 g Virgin Islands Public Finance Authority 5 .000 09/01/25 2,010,916
2,500,000 g Virgin Islands Public Finance Authority 5 .000 09/01/33 2,547,204
TOTAL VIRGIN ISLANDS 4,558,120
VIRGINIA
-
1 .0%
2,000,000 Virginia Small Business Financing Authority 4 .000 01/01/36 1,970,344
400,000 Virginia Small Business Financing Authority 5 .000 12/31/47 410,826
TOTAL VIRGINIA 2,381,170
WASHINGTON
-
1 .5%
1,000,000 Pend Oreille County Public Utility District No  Box
Canyon
5 .000 01/01/29 1,052,832
1,000,000 Pierce County School District No 403 Bethel 4 .000 12/01/37 1,026,984
1,500,000 Washington Health Care Facilities Authority 4 .000 10/01/42 1,505,985
TOTAL WASHINGTON 3,585,801
WEST VIRGINIA
-
0 .9%
750,000 West Virginia Hospital Finance Authority 5 .000 01/01/29 783,199
1,215,000 West Virginia Hospital Finance Authority 5 .000 01/01/30 1,260,744
TOTAL WEST VIRGINIA 2,043,943
WISCONSIN
-
0 .9%
1,000,000 City of Milwaukee WI 4 .000 04/01/33 1,024,048
1,000,000 City of Milwaukee WI 4 .000 04/01/34 1,019,076
TOTAL WISCONSIN 2,043,124
TOTAL LONG-TERM MUNICIPAL BONDS 225,872,780
(Cost $241,942,873)
TOTAL LONG-TERM INVESTMENTS 225,872,780

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION RATE
MATURITY
DATE VALUE
WISCONSIN—continued
(Cost $241,942,873)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.8%
REPURCHASE AGREEMENT - 1 .8%
$ 4,085,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 $ 4,085,000
TOTAL REPURCHASE AGREEMENT 4,085,000
TOTAL SHORT-TERM INVESTMENTS 4,085,000
(Cost $4,085,000)
TOTAL INVESTMENTS - 98.9% 229,957,780
(Cost $246,027,873)
OTHER ASSETS & LIABILITIES, NET - 1.1% 2,597,696
NET ASSETS - 100.0% $ 232,555,476
GO General Obligation
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $4,085,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $4,166,761.

Green Bond Fund June 30, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.4%
BANK LOAN OBLIGATIONS - 1.3%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .3%
$ 491,250 i LTR Intermediate Holdings, Inc LIBOR 4 M + 4.500% 9 .654% 05/05/28 $ 438,851
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 438,851
UTILITIES - 1 .0%
434,973 i Exgen Renewables IV LLC SOFR 4 M + 2.500% 8 .025 12/15/27 432,935
992,500 i TerraForm Power Operating LLC SOFR 3 M + 2.750% 7 .430 05/30/29 983,816
TOTAL UTILITIES 1,416,751
TOTAL BANK LOAN OBLIGATIONS 1,855,602
(Cost $1,900,309)
CORPORATE BONDS - 53 .6%
AUTOMOBILES & COMPONENTS - 1 .4%
1,250,000 Ford Motor Co 3 .250 02/12/32 983,355
775,000 General Motors Co 5 .400 10/15/29 755,666
225,000 g ZF North America Capital, Inc 6 .875 04/14/28 227,854
TOTAL AUTOMOBILES & COMPONENTS 1,966,875
BANKS - 6 .2%
1,200,000 g ABN AMRO Bank NV 2 .470 12/13/29 1,004,478
250,000 g Bank Hapoalim BM 3 .255 01/21/32 213,913
1,000,000 Bank of America Corp 0 .981 09/25/25 939,520
1,000,000 Bank of America Corp 2 .456 10/22/25 954,802
250,000 Citigroup, Inc 0 .776 10/30/24 245,585
1,000,000 g ING Groep NV 1 .400 07/01/26 910,467
2,000,000 JPMorgan Chase & Co 0 .768 08/09/25 1,883,669
1,800,000 National Bank of Canada 0 .550 11/15/24 1,762,373
1,000,000 Wells Fargo & Co 4 .540 08/15/26 977,091
TOTAL BANKS 8,891,898
CONSUMER DURABLES & APPAREL - 0 .1%
250,000 Whirlpool Corp 2 .400 05/15/31 202,791
TOTAL CONSUMER DURABLES & APPAREL 202,791
CONSUMER SERVICES - 2 .4%
1,000,000 BB Blue Financing DAC 4 .395 09/20/29 982,018
1,250,000 Conservation Fund 3 .474 12/15/29 1,081,855
750,000 Family Forest Impact Foundation LLC 5 .500 07/01/32 773,757
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 6 .379 02/01/24 260,565
500,000 Nature Conservancy 1 .511 07/01/29 392,140
TOTAL CONSUMER SERVICES 3,490,335
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .5%
1,000,000 SYSCO Corp 2 .400 02/15/30 851,720
1,575,000 Walmart, Inc 1 .800 09/22/31 1,307,705
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 2,159,425
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .2%
250,000 g HAT Holdings I LLC 6 .000 04/15/25 246,702
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 246,702

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .8%
$ 406,000 ERP Operating LP 4 .150% 12/01/28 $ 385,752
1,300,000 Federal Realty Investment Trust 1 .250 02/15/26 1,160,650
250,000 g HAT Holdings I LLC 3 .375 06/15/26 224,061
1,000,000 Host Hotels & Resorts LP 2 .900 12/15/31 786,160
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,556,623
FINANCIAL SERVICES - 4 .2%
2,000,000 g Cooperatieve Rabobank UA 1 .004 09/24/26 1,786,507
1,000,000 Goldman Sachs Group, Inc 4 .387 06/15/27 972,465
1,000,000 Mastercard, Inc 1 .900 03/15/31 831,150
1,000,000 National Rural Utilities Cooperative Finance Corp 4 .150 12/15/32 926,880
285,000 g Starwood Property Trust, Inc 4 .375 01/15/27 245,456
1,000,000 Toyota Motor Credit Corp 2 .150 02/13/30 855,493
500,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 454,297
TOTAL FINANCIAL SERVICES 6,072,248
FOOD, BEVERAGE & TOBACCO - 1 .5%
250,000 g Mars, Inc 4 .650 04/20/31 248,244
250,000 g NBM US Holdings, Inc 6 .625 08/06/29 228,916
1,000,000 PepsiCo, Inc 3 .900 07/18/32 961,395
1,000,000 PepsiCo, Inc 2 .875 10/15/49 750,997
TOTAL FOOD, BEVERAGE & TOBACCO 2,189,552
HEALTH CARE EQUIPMENT & SERVICES - 0 .6%
1,000,000 Kaiser Foundation Hospitals 2 .810 06/01/41 734,580
250,000 Stanford Health Care 3 .027 08/15/51 173,701
TOTAL HEALTH CARE EQUIPMENT & SERVICES 908,281
INSURANCE - 1 .9%
1,000,000 Aflac, Inc 1 .125 03/15/26 894,989
1,000,000 g Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
5 .875 05/23/42 1,000,240
1,000,000 g USAA Capital Corp 2 .125 05/01/30 831,754
TOTAL INSURANCE 2,726,983
MATERIALS - 3 .9%
750,000 Air Products & Chemicals, Inc 4 .800 03/03/33 756,744
625,000 g Cemex SAB de C.V. 9 .125 N/A‡ 632,967
1,000,000 g FMG Resources August 2006 Pty Ltd 6 .125 04/15/32 952,996
1,060,000 g Inversiones CMPC S.A. 6 .125 06/23/33 1,066,833
570,000 g LG Chem Ltd 4 .375 07/14/25 552,871
500,000 g LG Chem Ltd 3 .625 04/15/29 466,381
290,000 g Owens-Brockway Glass Container, Inc 7 .250 05/15/31 293,625
1,000,000 Sonoco Products Co 2 .250 02/01/27 893,477
TOTAL MATERIALS 5,615,894
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .6%
1,000,000 Pfizer, Inc 2 .625 04/01/30 888,937
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 888,937
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1 .3%
1,000,000 Intel Corp 4 .150 08/05/32 950,213
1,000,000 NXP BV 3 .400 05/01/30 884,768
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,834,981
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .1%
1,600,000 Apple, Inc 3 .000 06/20/27 1,515,073
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,515,073
TELECOMMUNICATION SERVICES - 1 .9%
1,500,000 Verizon Communications, Inc 1 .500 09/18/30 1,185,451
1,000,000 Verizon Communications, Inc 2 .850 09/03/41 711,225

Green Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TELECOMMUNICATION SERVICES—continued
$ 1,000,000 Verizon Communications, Inc 3 .875% 03/01/52 $ 788,266
TOTAL TELECOMMUNICATION SERVICES 2,684,942
TRANSPORTATION - 0 .2%
250,000 e Norfolk Southern Corp 2 .300 05/15/31 207,677
TOTAL TRANSPORTATION 207,677
UTILITIES - 22 .8%
527,000 Ameren Illinois Co 2 .900 06/15/51 354,500
270,000 g Atlantica Sustainable Infrastructure plc 4 .125 06/15/28 240,545
1,000,000 Avangrid, Inc 3 .150 12/01/24 959,126
215,000 g Consorcio Transmantaro SA 4 .700 04/16/34 199,095
2,000,000 DTE Electric Co 1 .900 04/01/28 1,749,763
1,000,000 Duke Energy Carolinas LLC 2 .850 03/15/32 849,932
1,000,000 Duke Energy Florida LLC 2 .500 12/01/29 863,349
600,000 Duke Energy Florida LLC 3 .000 12/15/51 411,034
1,000,000 Duke Energy Progress LLC 3 .450 03/15/29 916,844
1,000,000 Duke Energy Progress LLC 4 .000 04/01/52 809,591
250,000 g Electricite de France S.A. 3 .625 10/13/25 240,131
250,000 Evergy, Inc 2 .550 07/01/26 231,508
1,000,000 Georgia Power Co 3 .250 04/01/26 948,089
274,650 g India Cleantech Energy 4 .700 08/10/26 239,742
1,650,000 Interstate Power & Light Co 3 .600 04/01/29 1,504,852
625,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 601,097
550,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 549,301
1,000,000 g Liberty Utilities Finance GP 2 .050 09/15/30 776,912
1,000,000 MidAmerican Energy Co 3 .100 05/01/27 934,049
500,000 MidAmerican Energy Co 2 .700 08/01/52 315,917
1,075,000 g New York State Electric & Gas Corp 2 .150 10/01/31 839,391
1,000,000 g Niagara Mohawk Power Corp 1 .960 06/27/30 799,034
500,000 Northwest Natural Gas Co 3 .078 12/01/51 332,991
1,000,000 PacifiCorp 2 .900 06/15/52 623,150
529,000 Public Service Co of Colorado 3 .700 06/15/28 501,969
1,000,000 Public Service Co of Colorado 3 .200 03/01/50 705,759
1,000,000 Public Service Co of Oklahoma 2 .200 08/15/31 807,997
1,000,000 Public Service Electric and Gas Co 3 .100 03/15/32 873,936
250,000 Public Service Electric and Gas Co 4 .650 03/15/33 245,269
1,000,000 San Diego Gas & Electric Co 2 .950 08/15/51 676,614
1,000,000 SCE Recovery Funding LLC 2 .943 11/15/42 810,792
960,000 SCE Recovery Funding LLC 3 .240 11/15/46 702,806
250,000 g Sociedad de Transmision Austral S.A. 4 .000 01/27/32 213,930
1,000,000 Southern California Edison Co 2 .750 02/01/32 836,321
1,162,000 Southern California Edison Co 3 .650 06/01/51 861,769
1,500,000 Southern Power Co 4 .150 12/01/25 1,463,345
1,000,000 Southwestern Electric Power Co 3 .250 11/01/51 670,674
1,000,000 Southwestern Public Service Co 3 .150 05/01/50 695,933
202,700 g Star Energy Geothermal Wayang Windu Ltd 6 .750 04/24/33 198,449
973,580 g Sweihan PV Power Co PJSC 3 .625 01/31/49 783,195
316,851 g Topaz Solar Farms LLC 4 .875 09/30/39 289,919
982,741 g Topaz Solar Farms LLC 5 .750 09/30/39 963,632
181,512 g UEP Penonome II S.A. 6 .500 10/01/38 136,067
1,000,000 Union Electric Co 2 .150 03/15/32 800,324
500,000 Union Electric Co 2 .625 03/15/51 320,035
1,075,000 Union Electric Co 3 .900 04/01/52 876,683
1,050,000 g Vistra Corp 7 .000 N/A‡ 916,125
1,000,000 Wisconsin Power and Light Co 3 .950 09/01/32 922,829
TOTAL UTILITIES 32,564,315
TOTAL CORPORATE BONDS 76,723,532
(Cost $83,835,773)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
GOVERNMENT BONDS - 24 .0%
AGENCY SECURITIES - 2 .3%
$ 1,000,000 g GPS Blue Financing DAC 5 .645% 11/09/41 $ 1,034,790
187,367 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 167,315
187,367 OPIC 2 .360 10/15/29 170,575
1,506,659 OPIC 3 .430 06/01/33 1,394,810
250,000 United States International Development Finance Corp 1 .650 04/15/28 220,074
187,367 United States International Development Finance Corp 1 .050 10/15/29 163,081
237,590 United States International Development Finance Corp 1 .630 07/15/38 188,715
TOTAL AGENCY SECURITIES 3,339,360
FOREIGN GOVERNMENT BONDS - 12 .0%
300,000 g Arab Petroleum Investments Corp 1 .483 10/06/26 269,302
579,000 Asian Development Bank 1 .750 08/14/26 532,328
750,000 Asian Development Bank 3 .125 09/26/28 709,119
1,000,000 BB Blue Financing DAC 4 .395 09/20/37 998,121
250,000 g CDP Financial, Inc 1 .000 05/26/26 224,221
250,000 European Bank for Reconstruction & Development 1 .625 09/27/24 238,745
1,000,000 g European Investment Bank 2 .876 06/13/25 961,351
1,250,000 European Investment Bank 0 .625 10/21/27 1,071,343
830,000 European Investment Bank 3 .250 11/15/27 796,792
250,000 European Investment Bank 1 .625 10/09/29 216,309
2,000,000 European Investment Bank 0 .750 09/23/30 1,593,804
1,000,000 European Investment Bank 3 .750 02/14/33 984,661
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,021,365
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 954,791
500,000 International Bank for Reconstruction & Development 2 .125 03/03/25 475,260
500,000 International Bank for Reconstruction & Development 3 .125 11/20/25 481,857
1,000,000 International Bank for Reconstruction & Development 0 .000 03/31/27 897,410
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 489,445
2,000,000 International Bank for Reconstruction & Development 1 .625 11/03/31 1,668,468
500,000 Kreditanstalt fuer Wiederaufbau 1 .000 10/01/26 447,227
1,000,000 Kreditanstalt fuer Wiederaufbau 0 .750 09/30/30 794,466
1,000,000 g OMERS Finance Trust 4 .000 04/19/52 830,457
450,000 g OPEC Fund for International Development 4 .500 01/26/26 441,686
TOTAL FOREIGN GOVERNMENT BONDS 17,098,528
MORTGAGE BACKED - 0 .3%
250,000 i Federal National Mortgage Association (FNMA) 1 .517 11/25/30 202,243
250,000 i FNMA 1 .287 01/25/31 198,755
TOTAL MORTGAGE BACKED 400,998
MUNICIPAL BONDS - 7 .7%
800,000 California Community Choice Financing Authority 5 .950 08/01/29 813,652
180,000 g California Municipal Finance Authority 6 .375 11/15/48 155,572
500,000 City & County of San Francisco CA Community Facilities
District No 2014
6 .332 09/01/51 517,620
300,000 City of Cleveland OH Income Tax Revenue 3 .072 10/01/41 229,650
142,958 City of Fort Wayne IN 10 .750 12/01/29 14
600,000 City of Los Angeles Department of Airports Customer
Facility Charge Revenue
4 .242 05/15/48 527,601
250,000 City of San Francisco CA Public Utilities Commission
Water Revenue
2 .825 11/01/41 196,018
250,000 g County of Gallatin MT 11 .500 09/01/27 260,725
500,000 District of Columbia 3 .850 02/28/25 483,663
1,000,000 g Florida Development Finance Corp 7 .250 07/01/57 1,017,164
1,000,000 Florida Development Finance Corp 7 .500 07/01/57 984,259
250,000 Grant County Public Utility District No 2 3 .210 01/01/40 202,609
235,000 Great Lakes Water Authority Sewage Disposal System
Revenue
3 .056 07/01/39 190,203
100,000 Klickitat County Public Utilities 3 .688 12/01/38 85,402
315,000 Massachusetts Clean Energy Cooperative Corp 2 .485 07/01/32 262,085

Green Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MUNICIPAL BONDS—continued
$ 500,000 Metropolitan Transportation Authority 5 .175% 11/15/49 $ 457,257
170,000 Morris County Improvement Authority 1 .298 06/15/27 149,362
210,000 Mount Shasta Public Financing Authority 3 .000 08/01/35 196,377
220,000 Mount Shasta Public Financing Authority 2 .625 08/01/36 190,193
120,000 Mount Shasta Public Financing Authority 2 .625 08/01/37 101,555
160,000 Mount Shasta Public Financing Authority 2 .750 08/01/38 135,990
165,000 Mount Shasta Public Financing Authority 2 .750 08/01/39 138,308
1,840,000 New York State Energy Research & Development
Authority
4 .521 04/01/26 1,787,011
230,000 New York State Energy Research & Development
Authority
3 .927 04/01/27 217,788
500,000 g Ohio Air Quality Development Authority 4 .500 01/15/48 475,738
240,000 g Pennsylvania Economic Development Financing
Authority
10 .000 12/01/29 224,349
1,072,517 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 1,027,314
TOTAL MUNICIPAL BONDS 11,027,479
U.S. TREASURY SECURITIES - 1 .7%
1,210,000 United States Treasury Note 4 .250 05/31/25 1,194,781
1,175,000 United States Treasury Note 4 .625 06/30/25 1,169,630
95,000 United States Treasury Note 3 .750 06/30/30 93,738
TOTAL U.S. TREASURY SECURITIES 2,458,149
TOTAL GOVERNMENT BONDS 34,324,514
(Cost $36,754,490)
STRUCTURED ASSETS - 17 .9%
ASSET BACKED - 10 .5%
250,000 g,i BFLD Trust LIBOR 1 M + 2.100% 7 .293 10/15/35 138,792
Series - 2020 EYP (Class C)
78,078 g GoodLeap Sustainable Home Solutions Trust 2 .100 05/20/48 59,897
Series - 2021 3CS (Class A)
276,763 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 210,316
Series - 2021 4GS (Class A)
252,774 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 177,661
Series - 2021 5CS (Class B)
440,294 g GoodLeap Sustainable Home Solutions Trust 2 .700 01/20/49 352,144
Series - 2022 1GS (Class A)
943,316 g GoodLeap Sustainable Home Solutions Trust 4 .950 07/20/49 865,004
Series - 2022 3CS (Class A)
500,000 g GoodLeap Sustainable Home Solutions Trust 5 .550 11/20/54 430,775
Series - 2022 4CS (Class B)
1,063,162 g GoodLeap Sustainable Home Solutions Trust 5 .520 02/22/55 1,011,739
Series - 2023 1GS (Class A)
107,905 g HERO Funding Trust 4 .050 09/20/41 97,864
Series - 2016 1A (Class A)
163,231 g HERO Funding Trust 3 .910 09/20/42 146,134
Series - 2016 3A (Class A2)
97,608 g HERO Funding Trust 4 .290 09/20/47 88,226
Series - 2016 4A (Class A2)
46,026 g HERO Funding Trust 4 .460 09/20/47 41,433
Series - 2017 1A (Class A2)
108,087 g HERO Funding Trust 3 .190 09/20/48 92,517
Series - 2017 3A (Class A1)
217,796 g HERO Funding Trust 3 .950 09/20/48 190,758
Series - 2017 3A (Class A2)
117,507 g HERO Funding Trust 2 .720 09/20/57 95,483
Series - 2020 1A (Class A)
900,000 g Hertz Vehicle Financing III LLC 7 .130 09/25/29 892,908
Series - 2023 2A (Class C)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 163,954 g Loanpal Solar Loan Ltd 2 .290% 01/20/48 $ 122,222
Series - 2021 1GS (Class A)
210,262 †,g Mosaic Solar Loan Trust 0 .000 04/20/46 148,213
Series - 2020 1A (Class R)
394,575 g Mosaic Solar Loan Trust 2 .100 04/20/46 337,849
Series - 2020 1A (Class A)
134,608 g Mosaic Solar Loan Trust 1 .440 08/20/46 109,954
Series - 2020 2A (Class A)
745,563 g Mosaic Solar Loan Trust 2 .050 12/20/46 582,018
Series - 2021 1A (Class B)
286,952 g Mosaic Solar Loan Trust 2 .250 12/20/46 252,069
Series - 2021 1A (Class C)
505,962 g Mosaic Solar Loan Trust 1 .440 06/20/52 400,644
Series - 2021 3A (Class A)
1,000,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 800,115
Series - 2021 3A (Class C)
873,076 g Mosaic Solar Loan Trust 6 .100 06/20/53 870,994
Series - 2022 3A (Class A)
500,000 g Mosaic Solar Loan Trust 8 .180 09/22/53 448,152
Series - 2023 2A (Class C)
169,363 g Renew 2 .060 11/20/56 133,453
Series - 2021 1 (Class A)
1,093,166 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 930,725
Series - 2022 A (Class A)
223,709 g Sunrun Athena Issuer LLC 5 .310 04/30/49 209,431
Series - 2018 1 (Class A)
450,115 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 394,113
Series - 2019 2 (Class A)
346,816 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 306,354
Series - 2019 1A (Class A)
469,137 g Sunrun Jupiter Issuer LLC 4 .750 07/30/57 416,908
Series - 2022 1A (Class A)
227,908 g Sunrun Vulcan Issuer LLC 2 .460 01/30/52 180,940
Series - 2021 1A (Class A)
621,174 g Tesla Auto Lease Trust 0 .560 03/20/25 616,153
Series - 2021 A (Class A3)
500,000 g Tesla Auto Lease Trust 1 .020 03/20/25 489,974
Series - 2021 A (Class B)
300,000 g Tesla Auto Lease Trust 0 .600 09/22/25 289,287
Series - 2021 B (Class A3)
1,000,000 g Tesla Auto Lease Trust 1 .320 09/22/25 942,039
Series - 2021 B (Class D)
433,343 g Vivint Colar Financing V LLC 7 .370 04/30/48 396,579
Series - 2018 1A (Class B)
891,924 g Vivint Solar Financing VII LLC 2 .210 07/31/51 688,433
Series - 2020 1A (Class A)
TOTAL ASSET BACKED 14,958,270
OTHER MORTGAGE BACKED - 7 .4%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 1.650% 6 .843 04/15/34 208,961
Series - 2021 ACEN (Class B)
100,000 g BBCMS Trust 4 .498 08/10/35 88,311
Series - 2015 SRCH (Class B)
250,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 233,197
Series - 2016 CLNE (Class A)
500,000 g COMM Mortgage Trust 3 .178 02/10/35 464,538
Series - 2015 3BP (Class A)
100,000 g COMM Mortgage Trust 3 .376 01/10/39 78,981
Series - 2022 HC (Class C)
500,000 g CPT Mortgage Trust 2 .865 11/13/39 403,530
Series - 2019 CPT (Class A)

Green Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 500,000 g,i DBUBS Mortgage Trust 3 .648% 10/10/34 $ 401,479
Series - 2017 BRBK (Class D)
210,000 g,i GCT Commercial Mortgage Trust LIBOR 1 M + 0.800% 5 .993 02/15/38 180,112
Series - 2021 GCT (Class A)
1,102,000 g,i GS Mortgage Securities Corp II 5 .067 03/10/33 1,029,051
Series - 2018 GS10 (Class WLSA)
345,000 g,i Hudson Yards Mortgage Trust 3 .558 07/10/39 259,839
Series - 2019 30HY (Class E)
1,255,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 6 .564 10/15/33 1,144,840
Series - 2020 609M (Class A)
1,000,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.770% 6 .964 10/15/33 877,954
Series - 2020 609M (Class B)
1,000,000 g Manhattan West Mortgage Trust 2 .130 09/10/39 854,663
Series - 2020 1MW (Class A)
250,000 g,i MFT Trust 3 .392 08/10/40 159,739
Series - 2020 B6 (Class B)
350,586 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 330,198
Series - 2019 MILE (Class A)
500,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.829% 7 .976 07/15/36 435,236
Series - 2019 MILE (Class D)
250,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .476 07/15/36 183,811
Series - 2019 MILE (Class F)
11,470,000 g,i NYC Commercial Mortgage Trust 0 .333 04/10/43 183,780
Series - 2021 909 (Class X)
500,000 g One Bryant Park Trust 2 .516 09/15/54 407,167
Series - 2019 OBP (Class A)
1,000,000 g One Market Plaza Trust 3 .614 02/10/32 925,806
Series - 2017 1MKT (Class A)
500,000 g One Market Plaza Trust 4 .016 02/10/32 430,447
Series - 2017 1MKT (Class C)
1,000,000 g One Market Plaza Trust 4 .146 02/10/32 832,393
Series - 2017 1MKT (Class D)
400,000 g,i STWD Mortgage Trust LIBOR 1 M + 2.305% 7 .498 11/15/36 379,039
Series - 2021 LIH (Class D)
100,000 g,i VNDO Trust 4 .033 01/10/35 87,083
Series - 2016 350P (Class D)
TOTAL OTHER MORTGAGE BACKED 10,580,155
TOTAL STRUCTURED ASSETS 25,538,425
(Cost $28,670,129)
SHARES
REFERENCERATE & SPREAD
PREFERRED STOCKS - 0.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .1%
10,000 Brookfield Property Partners LP 136,100
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 136,100
UTILITIES - 0 .5%
20,000 Brookfield Infrastructure Partners LP 380,400
16,000 Brookfield Renewable Partners LP 319,520
TOTAL UTILITIES 699,920
TOTAL PREFERRED STOCKS 836,020
(Cost $1,150,000)
TOTAL LONG-TERM INVESTMENTS 139,278,093
(Cost $152,310,701)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 2.1%
REPURCHASE AGREEMENT - 2 .1%
$ 2,950,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 $ 2,950,000
TOTAL REPURCHASE AGREEMENT 2,950,000
TOTAL SHORT-TERM INVESTMENTS 2,950,000
(Cost $2,950,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
212,052 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 212,052
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 212,052
(Cost $212,052)
TOTAL INVESTMENTS - 99.6% 142,440,145
(Cost $155,472,753)
OTHER ASSETS & LIABILITIES, NET - 0.4% 606,145
NET ASSETS - 100.0% $ 143,046,290
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $205,185.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $2,950,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 5/31/27, valued at $3,009,023.

High-Yield Fund June 30, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 97.8%
BANK LOAN OBLIGATIONS - 7.1%
CAPITAL GOODS - 0 .5%
$ 10,000,000 i TransDigm, Inc SOFR 4 M + 3.250% 8 .492% 08/24/28 $ 10,005,800
TOTAL CAPITAL GOODS 10,005,800
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1 .6%
10,000,000 h,i Emerson Climate Technologies, Inc SOFR 1 M + 3.000% 3 .000 05/31/30 10,012,500
10,000,000 i Hanesbrands, Inc SOFR 12 M + 3.750% 8 .852 03/08/30 10,050,000
10,512,725 i Jo-Ann Stores LLC LIBOR 4 M + 4.750% 10 .018 07/07/28 5,527,907
9,480,000 i Staples, Inc LIBOR 4 M + 5.000% 10 .299 04/16/26 8,138,011
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 33,728,418
FINANCIAL SERVICES - 0 .4%
7,408,856 i Advisor Group Holdings, Inc LIBOR 12 M + 4.500% 9 .693 07/31/26 7,424,007
TOTAL FINANCIAL SERVICES 7,424,007
FOOD, BEVERAGE & TOBACCO - 0 .4%
9,415,530 i Triton Water Holdings, Inc LIBOR 4 M + 3.500% 8 .659 03/31/28 9,125,719
TOTAL FOOD, BEVERAGE & TOBACCO 9,125,719
HEALTH CARE EQUIPMENT & SERVICES - 0 .8%
5,138,205 h,i Bausch & Lomb Corp SOFR 4 M + 3.250% 8 .592 05/10/27 4,996,905
10,513,824 i Verscend Holding Corp SOFR 12 M + 4.000% 9 .217 08/27/25 10,523,654
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,520,559
INSURANCE - 0 .6%
8,270,000 h,i HUB International Ltd LIBOR 6 M + 3.250% 8 .414 04/25/25 8,265,658
5,000,000 i NFP Corp SOFR 12 M + 3.250% 8 .467 02/15/27 4,908,925
TOTAL INSURANCE 13,174,583
MATERIALS - 0 .3%
6,080,000 h,i Windsor Holdings III LLC CME Term SOFR 3 Month +
4.500%
0 .000 06/27/30 5,980,440
TOTAL MATERIALS 5,980,440
MEDIA & ENTERTAINMENT - 0 .5%
5,473,006 i Abe Investment Holdings SOFR 4 M + 4.500% 9 .842 02/19/26 5,479,847
1,182,332 i Diamond Sports Group LLC SOFR 1 M + 8.000% 8 .000 05/25/26 915,202
4,869,942 i DIRECTV Financing LLC SOFR 12 M + 5.000% 10 .217 08/02/27 4,771,862
TOTAL MEDIA & ENTERTAINMENT 11,166,911
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
173,457 i Bright Bidco BV SOFR 4 M + 9.000% 14 .045 10/31/27 89,909
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 89,909
SOFTWARE & SERVICES - 1 .1%
15,273,250 i Open Text Corp SOFR 12 M + 3.500% 8 .702 01/31/30 15,359,162
7,323,867 i Rocket Software, Inc SOFR 12 M + 4.250% 9 .467 11/28/25 7,268,938
TOTAL SOFTWARE & SERVICES 22,628,100
TELECOMMUNICATION SERVICES - 0 .5%
9,974,555 i Frontier Communications Corp LIBOR 12 M + 3.750% 9 .000 05/01/28 9,692,624
TOTAL TELECOMMUNICATION SERVICES 9,692,624

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRANSPORTATION - 0 .4%
$ 7,464,487 i Air Canada LIBOR 4 M + 3.500% 8 .839% 08/11/28 $ 7,474,489
TOTAL TRANSPORTATION 7,474,489
TOTAL BANK LOAN OBLIGATIONS 146,011,559
(Cost $151,962,265)
CORPORATE BONDS - 89 .8%
AUTOMOBILES & COMPONENTS - 5 .8%
6,860,000 g Clarios Global LP 6 .750 05/15/28 6,836,006
4,195,000 Dana, Inc 5 .375 11/15/27 3,973,757
15,040,000 Dana, Inc 4 .500 02/15/32 12,483,501
5,825,000 Ford Motor Co 9 .625 04/22/30 6,776,036
5,000,000 Ford Motor Co 3 .250 02/12/32 3,933,422
5,000,000 Ford Motor Credit Co LLC 2 .300 02/10/25 4,673,950
10,000,000 Ford Motor Credit Co LLC 3 .375 11/13/25 9,298,744
6,845,000 Ford Motor Credit Co LLC 6 .800 05/12/28 6,851,277
15,000,000 Ford Motor Credit Co LLC 5 .113 05/03/29 13,911,137
2,260,000 Ford Motor Credit Co LLC 7 .350 03/06/30 2,308,007
10,075,000 e,g Gates Global LLC 6 .250 01/15/26 9,913,844
6,815,000 e Goodyear Tire & Rubber Co 5 .000 07/15/29 6,145,333
10,000,000 e Goodyear Tire & Rubber Co 5 .250 04/30/31 8,783,367
4,650,000 e Goodyear Tire & Rubber Co 5 .250 07/15/31 4,039,688
5,000,000 e Goodyear Tire & Rubber Co 5 .625 04/30/33 4,352,852
1,100,000 g,o IHO Verwaltungs GmbH 4 .750 09/15/26 1,014,849
16,050,000 g,o IHO Verwaltungs GmbH 6 .375 05/15/29 14,874,713
TOTAL AUTOMOBILES & COMPONENTS 120,170,483
CAPITAL GOODS - 2 .3%
7,135,000 g Chart Industries, Inc 7 .500 01/01/30 7,279,520
5,290,000 g Chart Industries, Inc 9 .500 01/01/31 5,612,760
12,250,000 TransDigm UK Holdings plc 6 .875 05/15/26 12,135,938
4,000,000 TransDigm, Inc 7 .500 03/15/27 4,005,680
7,430,000 g Trinity Industries, Inc 7 .750 07/15/28 7,476,438
10,060,000 g WESCO Distribution, Inc 7 .250 06/15/28 10,261,763
TOTAL CAPITAL GOODS 46,772,099
COMMERCIAL & PROFESSIONAL SERVICES - 6 .5%
5,245,000 g ADT Corp 4 .875 07/15/32 4,484,475
13,425,000 g ADT Security Corp 4 .125 08/01/29 11,595,844
13,945,000 g Albion Financing 1 SARL 6 .125 10/15/26 13,108,300
24,040,000 g Albion Financing 2 SARL 8 .750 04/15/27 22,218,246
11,390,000 g Allied Universal Holdco LLC 6 .625 07/15/26 10,808,465
5,000,000 g Allied Universal Holdco LLC 4 .625 06/01/28 4,232,350
10,785,000 g ASGN, Inc 4 .625 05/15/28 9,756,974
21,600,000 g Garda World Security Corp 4 .625 02/15/27 19,764,028
7,690,000 g Iron Mountain, Inc 7 .000 02/15/29 7,702,935
5,075,000 g Prime Security Services Borrower LLC 5 .750 04/15/26 4,981,760
5,325,000 g Prime Security Services Borrower LLC 3 .375 08/31/27 4,696,524
18,570,000 g Prime Security Services Borrower LLC 6 .250 01/15/28 17,396,404
4,750,000 g Science Applications International Corp 4 .875 04/01/28 4,417,671
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 135,163,976
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 5 .8%
10,700,000 g Academy Ltd 6 .000 11/15/27 10,272,000
10,000,000 g Asbury Automotive Group, Inc 4 .625 11/15/29 8,876,235
10,240,000 g Asbury Automotive Group, Inc 5 .000 02/15/32 8,915,917
9,175,000 g Group 1 Automotive, Inc 4 .000 08/15/28 8,079,582
11,450,000 e,g Hanesbrands, Inc 9 .000 02/15/31 11,540,066

High-Yield Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 15,000,000 Kohl's Corp 4 .625% 05/01/31 $ 10,436,700
6,650,000 L Brands, Inc 5 .250 02/01/28 6,322,183
7,440,000 g L Brands, Inc 6 .625 10/01/30 7,182,486
11,335,000 g LCM Investments Holdings II LLC 4 .875 05/01/29 9,699,826
2,445,000 e,g Macy's Retail Holdings LLC 5 .875 04/01/29 2,231,062
9,555,000 e,g Macy's Retail Holdings LLC 6 .125 03/15/32 8,359,383
17,587,000 e,g Magic Mergeco, Inc 5 .250 05/01/28 14,209,241
4,775,000 g Magic Mergeco, Inc 7 .875 05/01/29 3,217,347
13,300,000 g Staples, Inc 7 .500 04/15/26 10,984,643
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 120,326,671
CONSUMER DURABLES & APPAREL - 0 .5%
5,200,000 Newell Rubbermaid, Inc 5 .750 04/01/46 4,113,920
8,880,000 e,g Wolverine World Wide, Inc 4 .000 08/15/29 7,070,700
TOTAL CONSUMER DURABLES & APPAREL 11,184,620
CONSUMER SERVICES - 3 .4%
11,845,000 g Carnival Corp 4 .000 08/01/28 10,500,827
20,995,000 g CDI Escrow Issuer, Inc 5 .750 04/01/30 19,542,524
11,140,000 g Fertitta Entertainment LLC 4 .625 01/15/29 9,775,350
11,300,000 g Life Time, Inc 5 .750 01/15/26 11,012,220
10,260,000 g NCL Corp Ltd 5 .875 03/15/26 9,598,883
4,630,000 g NCL Corp Ltd 8 .375 02/01/28 4,838,091
3,925,000 g Royal Caribbean Cruises Ltd 7 .250 01/15/30 3,975,413
TOTAL CONSUMER SERVICES 69,243,308
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .8%
8,455,000 g Albertsons Cos LLC 5 .875 02/15/28 8,216,062
8,020,000 g Albertsons Cos, Inc 6 .500 02/15/28 8,033,313
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 16,249,375
ENERGY - 13 .3%
9,000,000 g Antero Midstream Partners LP 5 .750 03/01/27 8,679,928
7,190,000 g Archrock Partners LP 6 .875 04/01/27 6,902,400
4,600,000 g Archrock Partners LP 6 .250 04/01/28 4,318,756
5,000,000 e,g Callon Petroleum Co 8 .000 08/01/28 4,944,546
4,170,000 g Calumet Specialty Products Partners LP 8 .125 01/15/27 3,992,738
7,190,000 e,g Civitas Resources, Inc 8 .375 07/01/28 7,271,247
4,370,000 g Civitas Resources, Inc 8 .750 07/01/31 4,430,306
515,902 o Cloud Peak Energy, Inc 12 .000 05/01/25 467,742
5,700,000 g Crestwood Midstream Partners LP 5 .625 05/01/27 5,403,600
12,110,000 g Crestwood Midstream Partners LP 6 .000 02/01/29 11,307,712
11,775,000 g DT Midstream, Inc 4 .125 06/15/29 10,333,448
1,630,000 g Energean Israel Finance Ltd 4 .875 03/30/26 1,512,575
5,800,000 g Energean Israel Finance Ltd 5 .375 03/30/28 5,217,738
7,969,000 g Energean Israel Finance Ltd 5 .875 03/30/31 6,944,983
10,000,000 Energy Transfer LP 6 .500 N/A‡ 9,083,200
1,569,000 g EnLink Midstream LLC 5 .625 01/15/28 1,518,295
10,040,000 g EnLink Midstream LLC 6 .500 09/01/30 10,027,768
1,365,000 g EQM Midstream Partners LP 7 .500 06/01/27 1,378,063
7,200,000 g EQM Midstream Partners LP 6 .500 07/01/27 7,101,152
4,250,000 g EQM Midstream Partners LP 4 .500 01/15/29 3,790,545
5,255,000 g EQM Midstream Partners LP 4 .750 01/15/31 4,603,296
19,700,000 EQT Midstream Partners LP 6 .500 07/15/48 17,815,776
4,400,000 Genesis Energy LP 6 .500 10/01/25 4,333,094
15,000,000 Genesis Energy LP 6 .250 05/15/26 14,203,933
2,500,000 Genesis Energy LP 8 .000 01/15/27 2,437,754
6,485,000 Genesis Energy LP 8 .875 04/15/30 6,335,810
6,340,000 g Hilcorp Energy I LP 5 .750 02/01/29 5,740,796
6,185,000 g Hilcorp Energy I LP 6 .000 04/15/30 5,631,901
6,166,000 g Hilcorp Energy I LP 6 .000 02/01/31 5,496,231

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 8,685,000 g Hilcorp Energy I LP 6 .250% 04/15/32 $ 7,741,591
10,205,000 g Holly Energy Partners LP 6 .375 04/15/27 10,080,740
6,685,000 g Matador Resources Co 6 .875 04/15/28 6,616,768
8,990,000 g NGL Energy Operating LLC 7 .500 02/01/26 8,853,997
6,658,000 g Parkland Corp 4 .500 10/01/29 5,775,815
9,440,000 g Parkland Corp 4 .625 05/01/30 8,184,999
5,900,000 SM Energy Co 6 .750 09/15/26 5,750,784
7,500,000 SM Energy Co 6 .625 01/15/27 7,284,375
4,475,000 g Transocean Titan Financing Ltd 8 .375 02/01/28 4,570,094
3,425,000 g Transocean, Inc 8 .750 02/15/30 3,476,375
18,000,000 USA Compression Partners LP 6 .875 04/01/26 17,632,696
2,720,000 USA Compression Partners LP 6 .875 09/01/27 2,597,313
4,535,000 g Venture Global LNG, Inc 8 .125 06/01/28 4,605,903
TOTAL ENERGY 274,396,783
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .7%
6,015,000 g HAT Holdings I LLC 3 .375 06/15/26 5,390,904
10,100,000 g Uniti Group LP 10 .500 02/15/28 10,019,843
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 15,410,747
FINANCIAL SERVICES - 6 .0%
10,625,000 Ally Financial, Inc 6 .700 02/14/33 9,400,873
9,447,000 g Compass Group Diversified Holdings LLC 5 .250 04/15/29 8,280,466
10,000,000 g Compass Group Diversified Holdings LLC 5 .000 01/15/32 8,071,423
13,330,000 Ford Motor Credit Co LLC 4 .950 05/28/27 12,574,016
2,250,000 Icahn Enterprises LP 6 .250 05/15/26 2,047,758
9,930,000 Icahn Enterprises LP 5 .250 05/15/27 8,563,629
15,375,000 Icahn Enterprises LP 4 .375 02/01/29 12,080,138
3,000,000 g LPL Holdings, Inc 4 .000 03/15/29 2,631,955
5,000,000 Navient Corp 6 .750 06/25/25 4,916,000
4,000,000 Navient Corp 5 .000 03/15/27 3,578,489
10,000,000 Navient Corp 4 .875 03/15/28 8,563,400
5,450,000 Navient Corp 5 .500 03/15/29 4,646,507
11,735,000 OneMain Finance Corp 3 .500 01/15/27 10,067,926
10,000,000 OneMain Finance Corp 4 .000 09/15/30 7,700,000
5,120,000 g Rocket Mortgage LLC 2 .875 10/15/26 4,531,200
10,000,000 g Rocket Mortgage LLC 3 .875 03/01/31 8,108,575
5,000,000 g Rocket Mortgage LLC 4 .000 10/15/33 3,911,200
5,000,000 Springleaf Finance Corp 5 .375 11/15/29 4,250,738
TOTAL FINANCIAL SERVICES 123,924,293
FOOD, BEVERAGE & TOBACCO - 1 .3%
7,615,000 g Darling Ingredients, Inc 6 .000 06/15/30 7,437,221
19,950,000 g Primo Water Holdings, Inc 4 .375 04/30/29 17,094,157
3,250,000 g Triton Water Holdings, Inc 6 .250 04/01/29 2,789,215
TOTAL FOOD, BEVERAGE & TOBACCO 27,320,593
HEALTH CARE EQUIPMENT & SERVICES - 3 .4%
2,500,000 g CHS/Community Health Systems, Inc 8 .000 03/15/26 2,435,243
2,275,000 g CHS/Community Health Systems, Inc 5 .625 03/15/27 2,004,816
3,850,000 e,g CHS/Community Health Systems, Inc 8 .000 12/15/27 3,726,986
11,455,000 g CHS/Community Health Systems, Inc 5 .250 05/15/30 9,023,415
12,025,000 g DaVita, Inc 4 .625 06/01/30 10,323,197
6,540,000 g DaVita, Inc 3 .750 02/15/31 5,228,941
15,000,000 g Global Medical Response, Inc 6 .500 10/01/25 8,250,000
14,580,000 g MPH Acquisition Holdings LLC 5 .500 09/01/28 12,428,412
10,230,000 MPT Operating Partnership LP 5 .000 10/15/27 8,606,694
8,720,000 e Tenet Healthcare Corp 6 .125 10/01/28 8,394,744
TOTAL HEALTH CARE EQUIPMENT & SERVICES 70,422,448

High-Yield Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HOUSEHOLD & PERSONAL PRODUCTS - 0 .5%
$ 12,311,000 g Kronos Acquisition Holdings, Inc 7 .000% 12/31/27 $ 10,898,067
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 10,898,067
INSURANCE - 2 .6%
5,000,000 g Acrisure LLC 7 .000 11/15/25 4,840,431
18,513,000 g Acrisure LLC 4 .250 02/15/29 15,980,344
11,725,000 g Alliant Holdings Intermediate LLC 4 .250 10/15/27 10,521,932
8,975,000 g Alliant Holdings Intermediate LLC 6 .750 04/15/28 8,900,852
8,085,000 g AmWINS Group, Inc 4 .875 06/30/29 7,300,618
5,995,000 g NFP Corp 7 .500 10/01/30 5,804,392
TOTAL INSURANCE 53,348,569
MATERIALS - 8 .0%
2,500,000 g Ardagh Metal Packaging Finance USA LLC 3 .250 09/01/28 2,147,420
5,025,000 g Ardagh Metal Packaging Finance USA LLC 4 .000 09/01/29 3,979,769
6,110,000 g Avient Corp 7 .125 08/01/30 6,179,801
10,250,000 Celanese US Holdings LLC 6 .330 07/15/29 10,179,466
10,200,000 e,g Constellium SE 3 .750 04/15/29 8,677,721
10,000,000 g EverArc Escrow Sarl 5 .000 10/30/29 7,946,300
4,750,000 e,g First Quantum Minerals Ltd 6 .875 03/01/26 4,675,915
2,570,000 g First Quantum Minerals Ltd 6 .875 10/15/27 2,507,035
15,000,000 g FMG Resources August 2006 Pty Ltd 5 .875 04/15/30 14,283,813
4,760,000 g GrafTech Global Enterprises, Inc 9 .875 12/15/28 4,724,300
6,000,000 g LABL, Inc 6 .750 07/15/26 5,898,212
7,500,000 g LABL, Inc 5 .875 11/01/28 6,821,103
5,140,000 g Mauser Packaging Solutions Holding Co 7 .875 08/15/26 5,106,633
15,785,000 g Mineral Resources Ltd 8 .000 11/01/27 15,762,457
8,485,000 g Olympus Water US Holding Corp 4 .250 10/01/28 6,707,786
15,470,000 g Pactiv Evergreen Group Issuer, Inc 4 .375 09/30/28 13,394,917
15,690,000 g SunCoke Energy, Inc 4 .875 06/30/29 13,177,357
7,000,000 g Trinseo Materials Operating S.C.A 5 .375 09/01/25 5,849,830
7,000,000 g Trinseo Materials Operating S.C.A 5 .125 04/01/29 3,237,500
10,692,000 g Tronox, Inc 4 .625 03/15/29 8,885,407
12,155,000 g Unifrax Escrow Issuer Corp 5 .250 09/30/28 8,775,059
5,320,000 g,h Windsor Holdings III LLC 8 .500 06/15/30 5,295,102
TOTAL MATERIALS 164,212,903
MEDIA & ENTERTAINMENT - 11 .1%
5,000,000 g Altice Financing S.A. 5 .000 01/15/28 3,995,818
8,860,000 g Arches Buyer, Inc 4 .250 06/01/28 7,709,905
12,375,000 g Cablevision Lightpath LLC 3 .875 09/15/27 10,364,063
5,120,000 g CCO Holdings LLC 5 .375 06/01/29 4,628,966
20,000,000 g CCO Holdings LLC 6 .375 09/01/29 18,843,174
12,250,000 g CCO Holdings LLC 4 .500 08/15/30 10,200,466
19,025,000 g CCO Holdings LLC 4 .250 02/01/31 15,390,649
10,800,000 CCO Holdings LLC 4 .500 05/01/32 8,623,332
6,615,000 e,g Cinemark USA, Inc 5 .250 07/15/28 5,818,659
5,980,000 g CSC Holdings LLC 5 .500 04/15/27 4,975,292
3,500,000 g CSC Holdings LLC 11 .250 05/15/28 3,394,055
15,000,000 g CSC Holdings LLC 4 .125 12/01/30 10,492,889
11,170,000 g DIRECTV Holdings LLC 5 .875 08/15/27 10,115,945
9,400,000 DISH DBS Corp 7 .375 07/01/28 5,029,000
10,000,000 g DISH Network Corp 11 .750 11/15/27 9,759,112
6,900,000 g Gray Television, Inc 4 .750 10/15/30 4,679,097
10,000,000 iHeartCommunications, Inc 6 .375 05/01/26 8,392,546
14,650,000 g LCPR Senior Secured Financing DAC 5 .125 07/15/29 12,310,195
16,108,000 g Rackspace Technology Global, Inc 3 .500 02/15/28 7,249,051
4,000,000 g Sirius XM Radio, Inc 5 .000 08/01/27 3,711,160
8,650,000 g Sirius XM Radio, Inc 4 .000 07/15/28 7,515,745
12,000,000 g Univision Communications, Inc 4 .500 05/01/29 10,309,886
10,240,000 g UPC Broadband Finco BV 4 .875 07/15/31 8,428,442

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEDIA & ENTERTAINMENT—continued
$ 5,000,000 g UPC Holding BV 5 .500% 01/15/28 $ 4,364,828
17,325,000 g Virgin Media Secured Finance plc 5 .500 05/15/29 15,671,386
20,860,000 g VZ Secured Financing BV 5 .000 01/15/32 16,799,945
TOTAL MEDIA & ENTERTAINMENT 228,773,606
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2 .3%
9,350,000 g Bausch Health Cos, Inc 4 .875 06/01/28 5,565,120
5,000,000 g Embecta Corp 5 .000 02/15/30 4,151,400
6,605,000 g Embecta Corp 6 .750 02/15/30 5,919,141
10,125,000 g Emergent BioSolutions, Inc 3 .875 08/15/28 5,888,749
14,000,000 g Organon Finance  LLC 5 .125 04/30/31 11,550,340
10,215,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 9,449,614
5,000,000 e Teva Pharmaceutical Finance Netherlands III BV 5 .125 05/09/29 4,535,504
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 47,059,868
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .8%
9,145,000 g Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 8,276,225
12,000,000 g Hunt Cos, Inc 5 .250 04/15/29 9,528,371
3,472,000 Kennedy-Wilson, Inc 4 .750 03/01/29 2,745,147
7,000,000 Kennedy-Wilson, Inc 5 .000 03/01/31 5,238,835
15,380,000 e,g Realogy Group LLC 5 .250 04/15/30 10,930,329
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 36,718,907
SOFTWARE & SERVICES - 0 .6%
3,375,000 g CA Magnum Holdings 5 .375 10/31/26 3,021,850
9,672,000 g j2 Global, Inc 4 .625 10/15/30 8,377,088
TOTAL SOFTWARE & SERVICES 11,398,938
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .5%
20,700,000 g Ahead DB Holdings LLC 6 .625 05/01/28 16,834,689
28,520,000 g Imola Merger Corp 4 .750 05/15/29 24,804,001
10,400,000 g Viasat, Inc 5 .625 09/15/25 10,077,496
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 51,716,186
TELECOMMUNICATION SERVICES - 3 .2%
10,000,000 g Altice France S.A. 5 .125 07/15/29 7,098,734
4,240,000 g Altice France S.A. 5 .500 10/15/29 3,032,203
1,800,000 g Connect Finco SARL 6 .750 10/01/26 1,748,370
10,000,000 e,g Frontier Communications Holdings LLC 6 .000 01/15/30 7,355,813
8,210,000 g Frontier Communications Holdings LLC 8 .625 03/15/31 7,945,702
12,695,000 g Iliad Holding SASU 6 .500 10/15/26 11,981,832
9,415,000 g Iliad Holding SASU 7 .000 10/15/28 8,677,281
15,000,000 g Level 3 Financing, Inc 4 .625 09/15/27 10,437,030
7,745,000 g Virgin Media Finance plc 5 .000 07/15/30 6,165,756
2,050,000 g Vmed O2 UK Financing I plc 4 .250 01/31/31 1,657,544
TOTAL TELECOMMUNICATION SERVICES 66,100,265
TRANSPORTATION - 2 .6%
6,785,000 g Allegiant Travel Co 7 .250 08/15/27 6,759,963
10,000,000 g American Airlines, Inc 5 .500 04/20/26 9,906,897
6,805,000 g American Airlines, Inc 7 .250 02/15/28 6,764,467
2,500,000 g American Airlines, Inc 5 .750 04/20/29 2,427,447
13,950,000 g Cargo Aircraft Management, Inc 4 .750 02/01/28 12,221,177
3,995,561 g Mileage Plus Holdings LLC 6 .500 06/20/27 4,005,537
6,550,000 g United Airlines, Inc 4 .375 04/15/26 6,223,192
3,550,000 g United Airlines, Inc 4 .625 04/15/29 3,234,646
2,805,000 g XPO, Inc 7 .125 06/01/31 2,826,778
TOTAL TRANSPORTATION 54,370,104
UTILITIES - 4 .8%
8,595,000 AmeriGas Partners LP 5 .875 08/20/26 8,084,460

High-Yield Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 7,400,000 g Clearway Energy Operating LLC 4 .750% 03/15/28 $ 6,827,390
10,000,000 Edison International 5 .375 N/A‡ 8,739,000
10,285,000 g Ferrellgas Escrow LLC 5 .375 04/01/26 9,566,007
22,698,000 g Ferrellgas Escrow LLC 5 .875 04/01/29 19,016,282
8,175,000 Suburban Propane Partners LP 5 .875 03/01/27 7,898,483
1,800,000 g Suburban Propane Partners LP 5 .000 06/01/31 1,506,869
9,836,000 g Superior Plus LP 4 .500 03/15/29 8,622,434
18,435,000 g Talen Energy Supply LLC 8 .625 06/01/30 19,080,225
10,000,000 g TerraForm Power Operating LLC 5 .000 01/31/28 9,206,600
TOTAL UTILITIES 98,547,750
TOTAL CORPORATE BONDS 1,853,730,559
(Cost $2,067,472,402)
SHARES
REFERENCERATE & SPREAD
COMMON STOCKS - 0.9%
ENERGY - 0 .0%
7,963 *,† Cloud Peak Energy, Inc 80
TOTAL ENERGY 80
FINANCIAL SERVICES - 0 .9%
930,535 e Invesco Senior Loan ETF 19,578,456
TOTAL FINANCIAL SERVICES 19,578,456
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .0%
5,572 * Bright Bidco BV 4,630
22,100 *,† Bright Bidco BV 9,026
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,656
TOTAL COMMON STOCKS 19,592,192
(Cost $20,433,583)
TOTAL LONG-TERM INVESTMENTS 2,019,334,310
(Cost $2,239,868,250)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.7%
GOVERNMENT AGENCY DEBT - 0 .5%
$ 10,000,000 Tennessee Valley Authority (TVA) 0 .000 07/05/23 9,997,316
TOTAL GOVERNMENT AGENCY DEBT 9,997,316
REPURCHASE AGREEMENT - 1 .2%
24,730,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 24,730,000
TOTAL REPURCHASE AGREEMENT 24,730,000
TOTAL SHORT-TERM INVESTMENTS 34,727,316
(Cost $34,724,401)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.0%
82,367,105 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 82,367,105
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 82,367,105
(Cost $82,367,105)
TOTAL INVESTMENTS - 103.5% 2,136,428,731
(Cost $2,356,959,756)
OTHER ASSETS & LIABILITIES, NET - (3.5)% (72,783,177)
NET ASSETS - 100.0% $ 2,063,645,554

See Notes to Portfolios of Investments
SHARES DESCRIPTION RATE
EXP
VALUE
CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LIBOR London Interbank Offered Rate
M Month
SOFR Secure Overnight Financing Rate
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $86,285,571.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $24,730,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 3.250% and maturity date 6/30/27, valued at $25,224,695.

Inflation-Linked Bond Fund June 30, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.9%
GOVERNMENT BONDS - 98 .9%
AGENCY SECURITIES - 0 .6%
$ 9,000,000 Federal National Mortgage Association (FNMA) 1 .625% 08/24/35 $ 6,431,484
1,173,689 HNA LLC 2 .369 09/18/27 1,099,219
7,315,000 Montefiore Medical Center 2 .895 04/20/32 6,571,938
1,973,684 Reliance Industries Ltd 2 .444 01/15/26 1,887,632
TOTAL AGENCY SECURITIES 15,990,273
MORTGAGE BACKED - 2 .0%
8,718,571 Government National Mortgage Association (GNMA) 3 .600 09/15/31 8,525,312
4,601,982 GNMA 3 .700 10/15/33 4,389,591
1,364,044 GNMA 3 .380 07/15/35 1,297,583
1,313,639 GNMA 3 .870 10/15/36 1,258,483
4,787,520 GNMA 3 .940 03/15/37 4,536,617
17,423,912 GNMA 1 .730 07/15/37 14,721,076
12,656,355 GNMA 1 .650 07/15/42 10,398,023
12,644,730 GNMA 2 .750 01/15/45 11,228,035
TOTAL MORTGAGE BACKED 56,354,720
U.S. TREASURY SECURITIES - 96 .3%
83,577,056 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 82,160,165
27,683,350 k United States Treasury Inflation Indexed Bonds 0 .500 04/15/24 27,013,435
52,223,535 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/24 50,657,849
93,735,692 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/24 90,411,920
100,821,363 k United States Treasury Inflation Indexed Bonds 0 .250 01/15/25 96,647,713
81,171,715 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/25 80,321,155
36,458,659 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/25 34,682,012
147,045,476 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/25 140,711,320
109,105,347 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/25 103,432,721
118,894,397 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/26 113,361,860
60,530,995 k United States Treasury Inflation Indexed Bonds 2 .000 01/15/26 59,721,156
49,265,277 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/26 46,192,452
119,721,271 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/26 112,450,309
144,286,490 k United States Treasury Inflation Indexed Bonds 0 .125 10/15/26 134,876,870
124,849,792 k United States Treasury Inflation Indexed Bonds 0 .375 01/15/27 117,135,684
45,653,329 k United States Treasury Inflation Indexed Bonds 2 .375 01/15/27 45,879,813
16,113,900 k United States Treasury Inflation Indexed Bonds 0 .125 04/15/27 14,913,540
110,151,558 k United States Treasury Inflation Indexed Bonds 0 .375 07/15/27 103,246,647
84,728,553 k United States Treasury Inflation Indexed Bonds 1 .625 10/15/27 83,475,000
127,002,337 k United States Treasury Inflation Indexed Bonds 0 .500 01/15/28 118,779,432
25,430,493 k United States Treasury Inflation Indexed Bonds 1 .750 01/15/28 25,132,728
66,544,010 k United States Treasury Inflation Indexed Bonds 1 .250 04/15/28 64,381,330
46,471,870 k United States Treasury Inflation Indexed Bonds 3 .625 04/15/28 49,874,361
90,915,595 k United States Treasury Inflation Indexed Bonds 0 .750 07/15/28 86,140,751
88,558,743 k United States Treasury Inflation Indexed Bonds 0 .875 01/15/29 83,812,548
51,825,576 k United States Treasury Inflation Indexed Bonds 2 .500 01/15/29 53,364,148
41,857,261 k United States Treasury Inflation Indexed Bonds 3 .875 04/15/29 46,236,740
62,217,826 k United States Treasury Inflation Indexed Bonds 0 .250 07/15/29 56,801,716
69,752,094 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/30 62,556,185
123,643,138 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/30 110,856,216
90,883,260 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/31 80,750,309
136,296,071 k United States Treasury Inflation Indexed Bonds 0 .125 07/15/31 120,828,331
4,218,321 k United States Treasury Inflation Indexed Bonds 0 .125 01/15/32 3,712,452
54,199,548 k United States Treasury Inflation Indexed Bonds 3 .375 04/15/32 61,618,111
31,839,865 k United States Treasury Inflation Indexed Bonds 0 .625 07/15/32 29,256,607
132,117,938 k United States Treasury Inflation Indexed Bonds 1 .125 01/15/33 126,550,663

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 3,523,372 k United States Treasury Inflation Indexed Bonds 1 .500% 02/15/53 $ 3,424,105
TOTAL U.S. TREASURY SECURITIES 2,721,368,354
TOTAL GOVERNMENT BONDS 2,793,713,347
(Cost $3,002,533,316)
TOTAL LONG-TERM INVESTMENTS 2,793,713,347
(Cost $3,002,533,316)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0 .1%
$ 2,110,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 2,110,000
TOTAL REPURCHASE AGREEMENT 2,110,000
TOTAL SHORT-TERM INVESTMENTS 2,110,000
(Cost $2,110,000)
TOTAL INVESTMENTS - 99.0% 2,795,823,347
(Cost $3,004,643,316)
OTHER ASSETS & LIABILITIES, NET - 1.0% 29,388,501
NET ASSETS - 100.0% $ 2,825,211,848
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $2,110,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 1.500% and maturity date 11/30/28, valued at $2,152,221.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 154 09/20/23  $ 17,616,472 $ 17,288,906  $ (327,566)
U.S. Treasury 2-Year Note 168 09/29/23 34,634,437 34,161,750 (472,687)
U.S. Treasury 5-Year Note 155 09/29/23 16,792,836 16,599,532 (193,305)
Total 477  $ 69,043,745  $ 68,050,188 $ (993,558)

Short Duration Impact Bond Fund June 30, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 96.6%
BANK LOAN OBLIGATIONS - 2.8%
COMMERCIAL & PROFESSIONAL SERVICES - 0 .7%
$ 491,250 i LTR Intermediate Holdings, Inc LIBOR 4 M + 4.500% 9 .654% 05/05/28 $ 438,851
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 438,851
UTILITIES - 2 .1%
434,973 i Exgen Renewables IV LLC SOFR 4 M + 2.500% 8 .025 12/15/27 432,935
992,500 i TerraForm Power Operating LLC SOFR 3 M + 2.750% 7 .948 05/30/29 983,816
TOTAL UTILITIES 1,416,751
TOTAL BANK LOAN OBLIGATIONS 1,855,602
(Cost $1,900,309)
CORPORATE BONDS - 25 .5%
AUTOMOBILES & COMPONENTS - 1 .0%
500,000 Magna International, Inc 3 .625 06/15/24 490,018
150,000 g ZF North America Capital, Inc 6 .875 04/14/28 151,903
TOTAL AUTOMOBILES & COMPONENTS 641,921
BANKS - 5 .5%
250,000 i Bank of Montreal SOFR Compounded Index +
0.265%
5 .356 09/15/23 249,962
500,000 Citigroup, Inc 0 .776 10/30/24 491,171
500,000 i Citigroup, Inc LIBOR 3 M + 1.250% 6 .783 07/01/26 504,891
250,000 JPMorgan Chase & Co 0 .653 09/16/24 247,082
500,000 JPMorgan Chase & Co 0 .563 02/16/25 482,601
500,000 JPMorgan Chase & Co 0 .768 08/09/25 470,917
250,000 Mitsubishi UFJ Financial Group, Inc 2 .527 09/13/23 248,288
250,000 National Bank of Canada 0 .550 11/15/24 244,774
300,000 g,i UBS AG. SOFR + 0.450% 5 .540 08/09/24 298,985
425,000 Wells Fargo & Co 4 .540 08/15/26 415,264
TOTAL BANKS 3,653,935
CAPITAL GOODS - 0 .4%
250,000 g,i Siemens Financieringsmaatschappij NV SOFR + 0.430% 5 .520 03/11/24 250,291
TOTAL CAPITAL GOODS 250,291
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .7%
500,000 Lowe's Cos, Inc 4 .800 04/01/26 495,074
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 495,074
CONSUMER SERVICES - 2 .4%
250,000 BB Blue Financing DAC 4 .395 09/20/29 245,505
275,000 h Hyatt Hotels Corp 5 .750 01/30/27 274,294
550,000 Nature Conservancy 0 .467 07/01/23 550,000
260,000 i Nature Conservancy LIBOR 3 M + 1.080% 6 .379 02/01/24 260,565
300,000 Nature Conservancy 2 .668 03/01/26 274,501
TOTAL CONSUMER SERVICES 1,604,865
ENERGY - 0 .8%
525,000 Pioneer Natural Resources Co 5 .100 03/29/26 521,850
TOTAL ENERGY 521,850

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .7%
$ 300,000 Federal Realty Investment Trust 1 .250% 02/15/26 $ 267,842
250,000 g HAT Holdings I LLC 3 .375 06/15/26 224,061
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 491,903
FINANCIAL SERVICES - 5 .4%
200,000 i AerCap Ireland Capital DAC SOFR + 0.680% 5 .772 09/29/23 199,722
645,000 g Federation des Caisses Desjardins du Quebec 0 .450 10/07/23 635,881
350,000 g Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 349,587
250,000 Goldman Sachs Group, Inc 0 .855 02/12/26 230,363
500,000 Morgan Stanley 0 .791 01/22/25 484,534
500,000 National Rural Utilities Cooperative Finance Corp 3 .400 11/15/23 495,628
260,000 g NongHyup Bank 1 .250 07/20/25 237,985
250,000 g WLB Asset II B Pte Ltd 3 .950 12/10/24 235,976
250,000 g WLB Asset II C Pte Ltd 3 .900 12/23/25 227,148
250,000 g WLB Asset II D Pte Ltd 6 .500 12/21/26 236,826
250,000 g WLB Asset II Pte Ltd 4 .000 01/14/24 245,205
TOTAL FINANCIAL SERVICES 3,578,855
HEALTH CARE EQUIPMENT & SERVICES - 0 .9%
600,000 McKesson Corp 5 .250 02/15/26 597,740
TOTAL HEALTH CARE EQUIPMENT & SERVICES 597,740
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
250,000 Unilever Capital Corp 0 .626 08/12/24 236,759
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 236,759
MATERIALS - 0 .5%
200,000 g Cemex SAB de C.V. 9 .125 N/A‡ 202,549
145,000 g Owens-Brockway Glass Container, Inc 7 .250 05/15/31 146,813
TOTAL MATERIALS 349,362
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .7%
250,000 AstraZeneca plc 0 .700 04/08/26 223,348
275,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 272,550
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 495,898
TELECOMMUNICATION SERVICES - 0 .4%
250,000 i Verizon Communications, Inc SOFR Compounded Index +
0.790%
5 .882 03/20/26 250,299
TOTAL TELECOMMUNICATION SERVICES 250,299
UTILITIES - 5 .8%
500,000 Avangrid, Inc 3 .150 12/01/24 479,563
600,000 g Brooklyn Union Gas Co 4 .632 08/05/27 575,191
1,000,000 DTE Electric Co 1 .900 04/01/28 874,881
274,650 g India Cleantech Energy 4 .700 08/10/26 239,742
500,000 g Korea Hydro & Nuclear Power Co Ltd 3 .750 07/25/23 499,365
300,000 National Fuel Gas Co 5 .500 01/15/26 295,730
300,000 National Fuel Gas Co 5 .500 10/01/26 292,510
250,000 Public Service Co of Colorado 3 .700 06/15/28 237,225
412,989 SCE Recovery Funding LLC 1 .977 11/15/28 374,894
TOTAL UTILITIES 3,869,101
TOTAL CORPORATE BONDS 17,037,853
(Cost $17,406,603)
GOVERNMENT BONDS - 49 .8%
AGENCY SECURITIES - 6 .9%
77,022 Export-Import Bank of the United States 1 .822 05/03/25 74,207
250,000 e Federal Home Loan Mortgage Corp (FHLMC) 1 .500 02/12/25 235,994
500,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 499,548
594,375 Harar Leasing 2013 LLC 2 .582 07/02/25 565,321

Short Duration Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
AGENCY SECURITIES—continued
$ 395,348 Lulwa Ltd 1 .831% 03/26/25 $ 380,209
187,367 Overseas Private Investment Corp (OPIC) 1 .790 10/15/29 167,315
353,698 Penta Aircraft Leasing LLC 1 .691 04/29/25 340,198
250,000 Private Export Funding Corp (PEFCO) 3 .550 01/15/24 247,383
75,648 Purple Chen 2011 LLC 2 .735 08/01/23 75,447
236,864 Safina Ltd 2 .000 12/30/23 232,121
59,588 Sandalwood LLC 2 .821 02/12/26 57,039
642,100 Thirax  LLC 0 .968 01/14/33 540,604
187,367 United States International Development Finance Corp 1 .050 10/15/29 163,081
250,000 US Department of Housing and Urban Development
(HUD)
2 .618 08/01/23 249,351
272,610 i Washington Aircraft 2 Co Ltd LIBOR 3 M + 0.430% 5 .972 06/26/24 272,691
539,723 Windermere Aviation LLC 2 .351 05/27/26 512,484
TOTAL AGENCY SECURITIES 4,612,993
FOREIGN GOVERNMENT BONDS - 9 .6%
360,000 Asian Development Bank 4 .625 06/13/25 357,492
250,000 g BNG Bank NV 3 .500 05/19/28 240,433
250,000 g Central American Bank for Economic Integration 5 .000 02/09/26 247,149
500,000 Council Of Europe Development Bank 3 .000 06/16/25 481,066
250,000 European Investment Bank 0 .250 09/15/23 247,550
500,000 g European Stability Mechanism 1 .375 09/11/24 476,745
450,000 Export Development Canada 3 .875 02/14/28 441,851
1,000,000 Hydro-Quebec 8 .050 07/07/24 1,021,365
250,000 Inter-American Investment Corp 2 .625 04/22/25 238,698
500,000 Inter-American Investment Corp 4 .125 02/15/28 491,874
1,000,000 International Bank for Reconstruction & Development 0 .250 11/24/23 980,161
250,000 International Bank for Reconstruction & Development 0 .000 03/31/27 224,353
500,000 International Bank for Reconstruction & Development 0 .000 03/31/28 489,445
250,000 i International Finance Corp SOFR + 0.090% 5 .182 04/03/24 250,002
250,000 g Nederlandse Waterschapsbank NV 1 .750 01/15/25 236,937
TOTAL FOREIGN GOVERNMENT BONDS 6,425,121
MORTGAGE BACKED - 0 .1%
36,454 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.650% 6 .465 01/25/34 36,409
TOTAL MORTGAGE BACKED 36,409
MUNICIPAL BONDS - 5 .6%
45,000 g California Municipal Finance Authority 4 .250 11/01/23 44,567
440,000 California Municipal Finance Authority 1 .622 08/15/25 404,242
200,000 City of Detroit MI 2 .189 04/01/24 191,823
117,179 City of Fort Wayne IN 10 .750 12/01/29 12
500,000 District of Columbia 3 .850 02/28/25 483,663
250,000 g Florida Development Finance Corp 7 .250 07/01/57 254,291
250,000 Florida Development Finance Corp 7 .500 07/01/57 246,065
850,000 New York State Energy Research & Development
Authority
3 .845 04/01/25 822,471
250,000 Pharr Economic Development Corp 3 .016 08/15/26 235,340
150,000 Redevelopment Authority of the City of Philadelphia 1 .377 09/01/25 137,154
150,000 Redevelopment Authority of the City of Philadelphia 4 .867 09/01/25 147,631
357,506 State of Hawaii Department of Business Economic
Development & Tourism
3 .242 01/01/31 342,438
200,000 g Warm Springs Reservation Confederated Tribe 3 .050 11/01/24 192,650
250,000 g Warm Springs Reservation Confederated Tribe 2 .165 11/01/26 225,086
TOTAL MUNICIPAL BONDS 3,727,433
U.S. TREASURY SECURITIES - 27 .6%
324,980 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 319,470
1,400,000 United States Treasury Note 2 .625 12/31/23 1,381,844
5,261,000 United States Treasury Note 4 .250 05/31/25 5,194,826
5,078,000 United States Treasury Note 4 .625 06/30/25 5,054,792
3,455,000 United States Treasury Note 4 .125 06/15/26 3,420,180

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 1,565,000 United States Treasury Note 3 .625% 05/31/28 $ 1,530,766
1,562,000 United States Treasury Note 4 .000 06/30/28 1,553,458
TOTAL U.S. TREASURY SECURITIES 18,455,336
TOTAL GOVERNMENT BONDS 33,257,292
(Cost $33,881,701)
STRUCTURED ASSETS - 18 .5%
ASSET BACKED - 10 .4%
418,454 Delta Air Lines Pass Through Trust 4 .250 07/30/23 417,236
Series - 2015 1 (Class B)
1,000,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 979,878
Series - 2019 1 (Class AA)
205,155 Delta Air Lines Pass Through Trust 2 .000 06/10/28 180,603
Series - 2020 1 (Class AA)
218,677 Delta Air Lines Pass Through Trust 2 .500 06/10/28 188,481
Series - 2020 1 (Class A)
276,763 g GoodLeap Sustainable Home Solutions Trust 1 .930 07/20/48 210,316
Series - 2021 4GS (Class A)
252,774 g GoodLeap Sustainable Home Solutions Trust 2 .560 10/20/48 177,661
Series - 2021 5CS (Class B)
107,905 g HERO Funding Trust 4 .050 09/20/41 97,864
Series - 2016 1A (Class A)
163,231 g HERO Funding Trust 3 .910 09/20/42 146,134
Series - 2016 3A (Class A2)
117,507 g HERO Funding Trust 2 .720 09/20/57 95,483
Series - 2020 1A (Class A)
500,000 g Hertz Vehicle Financing III LLC 5 .570 09/25/29 491,845
Series - 2023 2A (Class A)
118,848 g Mosaic Solar Loan Trust 2 .100 04/20/46 101,762
Series - 2020 1A (Class A)
269,216 g Mosaic Solar Loan Trust 1 .440 08/20/46 219,909
Series - 2020 2A (Class A)
317,170 g Mosaic Solar Loan Trust 1 .440 06/20/52 251,150
Series - 2021 3A (Class A)
250,000 g Mosaic Solar Loan Trust 1 .770 06/20/52 200,029
Series - 2021 3A (Class C)
100,000 g,i PNMSR 2018-GT1 A Mtge LIBOR 1 M + 3.850% 9 .000 02/25/25 99,983
Series - 2018 GT1 (Class A)
100,000 g,i PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 7 .800 08/25/25 98,890
Series - 2018 GT2 (Class A)
28,307 g Renew 3 .670 09/20/52 24,560
Series - 2017 1A (Class A)
203,353 g Sunnova Helios VII Issuer LLC 2 .030 10/20/48 168,284
Series - 2021 C (Class A)
264,182 g Sunnova Helios VIII Issuer LLC 2 .790 02/22/49 224,925
Series - 2022 A (Class A)
248,928 g Sunnova Helios XI Issuer LLC 5 .300 05/20/50 240,406
Series - 2023 A (Class A)
450,115 g Sunrun Atlas Issuer LLC 3 .610 02/01/55 394,113
Series - 2019 2 (Class A)
346,816 g Sunrun Callisto Issuer LLC 3 .980 06/30/54 306,354
Series - 2019 1A (Class A)
296,431 g Sunrun Callisto Issuer LLC 2 .270 01/30/57 236,634
Series - 2021 2A (Class A)
181,521 g Tesla Auto Lease Trust 0 .560 03/20/25 180,054
Series - 2021 A (Class A3)
600,000 g Tesla Auto Lease Trust 0 .600 09/22/25 578,573
Series - 2021 B (Class A3)
250,000 g Tesla Auto Lease Trust 1 .320 09/22/25 235,510
Series - 2021 B (Class D)

Short Duration Impact Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 433,343 g Vivint Colar Financing V LLC 7 .370% 04/30/48 $ 396,579
Series - 2018 1A (Class B)
TOTAL ASSET BACKED 6,943,216
OTHER MORTGAGE BACKED - 8 .1%
250,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 7 .443 04/15/34 191,909
Series - 2021 ACEN (Class C)
250,000 g BX Trust 6 .300 10/13/27 238,486
Series - 2022 CLS (Class B)
250,000 g,i BX TRUST SOFR 1 M + 1.490% 6 .637 01/17/39 244,870
Series - 2022 AHP (Class AS)
250,000 g,i BX TRUST CME Term SOFR 1 Month +
2.090%
7 .237 01/17/39 241,249
Series - 2022 AHP (Class C)
250,000 g,i Cityline Commercial Mortgage Trust 2 .871 11/10/31 233,197
Series - 2016 CLNE (Class A)
50,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.500% 8 .567 03/25/42 51,088
Series - 2022 R03 (Class 1M2)
27,000 g,i Connecticut Avenue Securities Trust SOFR + 3.600% 8 .667 07/25/42 27,608
Series - 2022 R08 (Class 1M2)
250,000 g,i DBUBS Mortgage Trust 3 .648 10/10/34 200,740
Series - 2017 BRBK (Class D)
113,171 GS Mortgage Securities Trust 2 .922 05/10/49 108,150
Series - 2016 GS2 (Class AAB)
500,000 g,i J.P. Morgan Chase Commercial Mortgage Securities
Trust
LIBOR 1 M + 1.370% 6 .564 10/15/33 456,112
Series - 2020 609M (Class A)
250,000 g,i MAD Mortgage Trust 3 .294 08/15/34 230,069
Series - 2017 330M (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 6 .469 07/15/36 235,462
Series - 2019 MILE (Class A)
250,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.879% 7 .026 07/15/36 229,347
Series - 2019 MILE (Class B)
250,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .426 07/15/36 225,133
Series - 2019 MILE (Class C)
250,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 4.329% 9 .476 07/15/36 183,811
Series - 2019 MILE (Class F)
14,133 g,i OBX Trust LIBOR 1 M + 0.650% 5 .800 06/25/57 13,406
Series - 2018 1 (Class A2)
250,000 g One Market Plaza Trust 3 .614 02/10/32 231,452
Series - 2017 1MKT (Class A)
250,000 g One Market Plaza Trust 3 .845 02/10/32 223,943
Series - 2017 1MKT (Class B)
27,382,754 g,i SLG Office Trust 0 .258 07/15/41 418,439
Series - 2021 OVA (Class X)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.257% 6 .450 11/15/36 489,380
Series - 2021 LIH (Class AS)
500,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.656% 6 .849 11/15/36 489,192
Series - 2021 LIH (Class B)
270,000 g,i STWD Mortgage Trust LIBOR 1 M + 1.955% 7 .148 11/15/36 261,908
Series - 2021 LIH (Class C)
151,090 g Verus Securitization Trust 2 .417 01/25/60 141,788
Series - 2020 1 (Class A1)
TOTAL OTHER MORTGAGE BACKED 5,366,739
TOTAL STRUCTURED ASSETS 12,309,955
(Cost $13,392,334)
TOTAL LONG-TERM INVESTMENTS 64,460,702
(Cost $66,580,947)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 3.9%
REPURCHASE AGREEMENT - 3 .9%
$ 2,595,000 r Fixed Income Clearing Corp (FICC) 5 .050% 07/03/23 $ 2,595,000
TOTAL REPURCHASE AGREEMENT 2,595,000
TOTAL SHORT-TERM INVESTMENTS 2,595,000
(Cost $2,595,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
2,201 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 2,201
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,201
(Cost $2,201)
TOTAL INVESTMENTS - 100.5% 67,057,903
(Cost $69,178,148)
OTHER ASSETS & LIABILITIES, NET - (0.5)% (314,121)
NET ASSETS - 100.0% $ 66,743,782
AVG Average
CME Chicago Mercantile Exchange
D Day
LIBOR London Interbank Offered Rate
M Month
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,888.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $2,595,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 7/31/27, valued at $2,646,948.

Short-Term Bond Fund June 30, 2023
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 98.4%
BANK LOAN OBLIGATIONS - 2.1%
CAPITAL GOODS - 0 .1%
$ 673,750 i American Builders & Contractors Supply Co, Inc SOFR 12 M + 2.000% 7 .202% 01/15/27 $ 672,541
103,926 i Gardner Denver, Inc SOFR 12 M + 1.750% 6 .952 03/01/27 103,934
888,115 i Ingersoll-Rand Services Co SOFR 12 M + 1.750% 6 .952 03/01/27 888,186
TOTAL CAPITAL GOODS 1,664,661
COMMERCIAL & PROFESSIONAL SERVICES - 0 .2%
980,000 i AECOM SOFR 12 M + 1.750% 6 .967 04/13/28 982,857
1,124,489 i GFL Environmental, Inc LIBOR 3 M + 3.000% 3 .000 05/31/25 1,126,726
1,697,057 i Prime Security Services Borrower LLC LIBOR 3 M + 2.750% 7 .608 09/23/26 1,698,694
860,559 i Trans Union LLC SOFR 12 M + 2.250% 7 .467 12/01/28 859,526
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 4,667,803
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .1%
2,977,500 i Flutter Financing BV SOFR 4 M + 3.250% 8 .753 07/22/28 2,986,462
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,986,462
CONSUMER SERVICES - 0 .3%
1,462,121 i 1011778 BC ULC LIBOR 12 M + 1.750% 6 .943 11/19/26 1,454,196
1,943,891 i Hilton Worldwide Finance LLC SOFR 12 M + 1.750% 6 .939 06/22/26 1,944,581
794,328 i KFC Holding Co LIBOR 12 M + 1.750% 6 .896 03/15/28 789,066
1,430,000 i Wyndham Hotels & Resorts, Inc CME Term SOFR 1 Month +
2.250%
0 .000 05/25/30 1,432,424
TOTAL CONSUMER SERVICES 5,620,267
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .0%
806,182 i US Foods, Inc SOFR 12 M + 2.750% 7 .967 11/22/28 806,783
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 806,783
HEALTH CARE EQUIPMENT & SERVICES - 0 .1%
1,389,098 i IQVIA, Inc LIBOR 12 M + 1.750% 7 .288 01/17/25 1,390,473
TOTAL HEALTH CARE EQUIPMENT & SERVICES 1,390,473
HOUSEHOLD & PERSONAL PRODUCTS - 0 .1%
2,103,158 i Energizer Holdings, Inc SOFR 12 M + 2.250% 7 .442 12/22/27 2,095,282
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,095,282
MATERIALS - 0 .1%
1,713,570 i Berry Global, Inc LIBOR 12 M + 1.750% 6 .972 07/01/26 1,713,587
TOTAL MATERIALS 1,713,587
MEDIA & ENTERTAINMENT - 0 .2%
1,353,926 i CSC Holdings LLC LIBOR 12 M + 2.250% 7 .443 07/17/25 1,307,669
1,071,722 i Nascar Holdings, Inc SOFR 12 M + 2.500% 7 .717 10/19/26 1,074,487
1,290,299 i Outfront Media Capital LLC SOFR 12 M + 1.750% 6 .852 11/18/26 1,273,499
TOTAL MEDIA & ENTERTAINMENT 3,655,655
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .4%
1,204,468 i Avantor, Inc SOFR 12 M + 2.250% 7 .452 11/08/27 1,205,473
1,000,000 i Horizon Therapeutics USA, Inc SOFR 12 M + 2.000% 7 .204 05/22/26 999,820
2,224,750 i Jazz Financing Lux Sarl SOFR 12 M + 3.500% 8 .864 05/05/28 2,224,150
2,197,494 i Organon & Co LIBOR 12 M + 3.000% 8 .250 06/02/28 2,199,900
1,000,000 h,i Prestige Brands, Inc LIBOR 3 M + 2.000% 6 .384 01/26/24 1,002,235
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,631,578

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
SOFTWARE & SERVICES - 0 .3%
$ 1,773,198 i NortonLifeLock, Inc SOFR 12 M + 2.000% 7 .202% 09/12/29 $ 1,766,557
1,838,346 i Open Text Corp SOFR 12 M + 1.750% 6 .952 05/30/25 1,841,159
356,017 i SS&C Technologies, Inc SOFR 12 M + 1.750% 6 .967 04/16/25 356,192
398,620 i SS&C Technologies, Inc SOFR 12 M + 1.750% 6 .967 04/16/25 398,815
576,802 i SS&C Technologies, Inc CME Term SOFR 12 Month +
2.250%
7 .452 03/22/29 575,842
382,700 i SS&C Technologies, Inc SOFR 12 M + 2.250% 7 .452 03/22/29 382,062
TOTAL SOFTWARE & SERVICES 5,320,627
TRANSPORTATION - 0 .1%
1,781,215 i Avis Budget Car Rental LLC SOFR 12 M + 1.750% 6 .967 08/06/27 1,762,289
1,481,250 i Avis Budget Car Rental LLC CME Term SOFR 12 Month +
3.500%
8 .702 03/16/29 1,486,494
TOTAL TRANSPORTATION 3,248,783
UTILITIES - 0 .1%
1,488,665 i Core & Main LP SOFR 2M + 2.500% 7 .691 07/27/28 1,484,482
TOTAL UTILITIES 1,484,482
TOTAL BANK LOAN OBLIGATIONS 42,286,443
(Cost $42,122,457)
CORPORATE BONDS - 33 .8%
AUTOMOBILES & COMPONENTS - 1 .9%
2,725,000 g Denso Corp 1 .239 09/16/26 2,395,721
5,000,000 Ford Motor Credit Co LLC 7 .350 11/04/27 5,105,600
5,000,000 Ford Motor Credit Co LLC 2 .900 02/16/28 4,281,985
5,000,000 General Motors Financial Co, Inc 1 .700 08/18/23 4,974,052
4,000,000 General Motors Financial Co, Inc 1 .200 10/15/24 3,762,684
11,000,000 General Motors Financial Co, Inc 5 .400 04/06/26 10,874,126
850,000 General Motors Financial Co, Inc 6 .000 01/09/28 856,812
2,250,000 g Hyundai Capital Services, Inc 2 .125 04/24/25 2,107,291
2,150,000 g Kia Corp 1 .000 04/16/24 2,068,994
1,335,000 g Kia Corp 2 .375 02/14/25 1,265,308
TOTAL AUTOMOBILES & COMPONENTS 37,692,573
BANKS - 9 .7%
2,100,000 g Banco de Credito del Peru 2 .700 01/11/25 2,006,379
3,650,000 g Banco del Estado de Chile 2 .704 01/09/25 3,486,321
2,855,000 g Banco do Brasil S.A. 3 .250 09/30/26 2,633,205
2,000,000 g Banco Santander Chile 2 .700 01/10/25 1,912,495
2,000,000 g Banco Santander Mexico S.A. Institucion de Banca
Multiple Grupo Financiero Santand
5 .375 04/17/25 1,978,630
5,000,000 Banco Santander S.A. 3 .496 03/24/25 4,786,951
5,125,000 Bancolombia S.A. 3 .000 01/29/25 4,868,614
4,000,000 g Bank Leumi Le-Israel BM 5 .125 07/27/27 3,962,160
5,000,000 Bank of America Corp 0 .976 04/22/25 4,793,587
8,000,000 Bank of America Corp 0 .981 09/25/25 7,516,161
20,000,000 Bank of America Corp 3 .384 04/02/26 19,170,099
5,000,000 Bank of America Corp 5 .080 01/20/27 4,923,290
500,000 Citigroup, Inc 0 .776 10/30/24 491,171
23,600,000 Citigroup, Inc 0 .981 05/01/25 22,582,516
2,500,000 Citigroup, Inc 1 .281 11/03/25 2,341,931
15,000,000 Citigroup, Inc 5 .610 09/29/26 14,979,604
5,000,000 Cooperatieve Rabobank UA 0 .375 01/12/24 4,858,022
1,775,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 1,786,999
1,250,000 HSBC USA, Inc 3 .500 06/23/24 1,220,787
5,000,000 JPMorgan Chase & Co 4 .023 12/05/24 4,956,796
725,000 JPMorgan Chase & Co 0 .563 02/16/25 699,771

Short-Term Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 20,000,000 JPMorgan Chase & Co 0 .824% 06/01/25 $ 19,012,736
14,000,000 JPMorgan Chase & Co 4 .080 04/26/26 13,604,705
5,000,000 Mitsubishi UFJ Financial Group, Inc 0 .848 09/15/24 4,944,444
5,000,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 4,939,477
2,875,000 National Bank of Canada 0 .550 11/15/24 2,814,901
1,250,000 Natwest Group plc 1 .642 06/14/27 1,100,050
5,000,000 g Skandinaviska Enskilda Banken AB 0 .550 09/01/23 4,950,700
5,000,000 Sumitomo Mitsui Financial Group, Inc 0 .508 01/12/24 4,861,049
5,000,000 Toronto-Dominion Bank 0 .450 09/11/23 4,950,590
3,000,000 Toronto-Dominion Bank 3 .766 06/06/25 2,908,562
1,680,000 e Truist Financial Corp 3 .750 12/06/23 1,663,736
5,000,000 g UBS AG. 0 .450 02/09/24 4,832,259
2,000,000 g United Overseas Bank Ltd 3 .059 04/07/25 1,926,979
4,000,000 g United Overseas Bank Ltd 1 .250 04/14/26 3,593,117
TOTAL BANKS 192,058,794
CAPITAL GOODS - 1 .7%
2,000,000 g BOC Aviation Ltd 3 .500 10/10/24 1,935,883
5,000,000 Boeing Co 1 .433 02/04/24 4,867,038
10,000,000 Boeing Co 2 .196 02/04/26 9,178,082
10,000,000 Caterpillar Financial Services Corp 4 .350 05/15/26 9,844,250
2,500,000 g DAE Funding LLC 2 .625 03/20/25 2,346,310
272,000 Raytheon Technologies Corp 3 .650 08/16/23 271,318
1,850,000 Raytheon Technologies Corp 5 .000 02/27/26 1,847,566
3,000,000 g TSMC Global Ltd 0 .750 09/28/25 2,699,932
TOTAL CAPITAL GOODS 32,990,379
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .2%
1,150,000 Genuine Parts Co 1 .750 02/01/25 1,077,098
3,000,000 g Prosus NV 3 .257 01/19/27 2,711,353
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,788,451
CONSUMER DURABLES & APPAREL - 0 .1%
1,455,000 Lennar Corp 4 .875 12/15/23 1,448,885
480,000 e Newell Brands, Inc 6 .375 09/15/27 459,652
TOTAL CONSUMER DURABLES & APPAREL 1,908,537
CONSUMER SERVICES - 0 .2%
1,475,000 Hyatt Hotels Corp 1 .300 10/01/23 1,461,472
2,000,000 g Transnet SOC Ltd 8 .250 02/06/28 1,942,500
TOTAL CONSUMER SERVICES 3,403,972
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .2%
3,900,000 Walmart, Inc 1 .050 09/17/26 3,482,029
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,482,029
ENERGY - 2 .6%
3,000,000 Canadian Natural Resources Ltd 2 .050 07/15/25 2,794,524
5,000,000 Enbridge, Inc 0 .550 10/04/23 4,935,966
4,775,000 Enbridge, Inc 2 .500 02/14/25 4,535,173
2,230,000 g Energean Israel Finance Ltd 4 .500 03/30/24 2,203,240
5,000,000 Energy Transfer Operating LP 4 .500 04/15/24 4,942,527
3,000,000 Energy Transfer Operating LP 2 .900 05/15/25 2,842,442
3,500,000 Enterprise Products Operating LLC 5 .050 01/10/26 3,493,604
4,000,000 Marathon Petroleum Corp 4 .700 05/01/25 3,924,535
278,000 Petroleos Mexicanos 2 .378 04/15/25 268,306
1,000,000 Petroleos Mexicanos 4 .500 01/23/26 893,978
1,350,000 Phillips 66 0 .900 02/15/24 1,309,887
5,000,000 g Saudi Arabian Oil Co 2 .875 04/16/24 4,876,360
5,000,000 TransCanada PipeLines Ltd 1 .000 10/12/24 4,697,486

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 10,000,000 Williams Cos, Inc 5 .400% 03/02/26 $ 9,973,862
TOTAL ENERGY 51,691,890
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1 .4%
2,000,000 American Tower Corp 3 .375 05/15/24 1,957,986
1,450,000 AvalonBay Communities, Inc 3 .500 11/15/24 1,405,247
2,600,000 Boston Properties LP 3 .125 09/01/23 2,584,238
1,044,000 Brandywine Operating Partnership LP 4 .100 10/01/24 1,001,764
5,000,000 Essex Portfolio LP 3 .875 05/01/24 4,908,623
410,000 Federal Realty Investment Trust 3 .950 01/15/24 405,323
1,665,000 g SBA Tower Trust 2 .836 01/15/25 1,580,941
13,365,000 g SBA Tower Trust 1 .884 01/15/26 12,005,187
2,500,000 g SBA Tower Trust 1 .631 11/15/26 2,156,383
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 28,005,692
FINANCIAL SERVICES - 6 .4%
7,000,000 AerCap Ireland Capital DAC 3 .150 02/15/24 6,866,852
15,000,000 AerCap Ireland Capital DAC 1 .650 10/29/24 14,095,641
2,000,000 g AIG Global Funding 0 .800 07/07/23 1,999,461
5,500,000 American Express Co 3 .375 05/03/24 5,392,662
3,000,000 American Honda Finance Corp 0 .875 07/07/23 2,999,130
4,700,000 e,g Banco BTG Pactual S.A. 2 .750 01/11/26 4,277,490
7,000,000 Capital One Financial Corp 4 .166 05/09/25 6,818,844
5,000,000 Credit Suisse AG. 0 .495 02/02/24 4,809,847
2,950,000 Deutsche Bank AG. 0 .898 05/28/24 2,802,970
10,000,000 g Federation des Caisses Desjardins du Quebec 0 .700 05/21/24 9,549,259
7,200,000 g Federation des Caisses Desjardins du Quebec 5 .700 03/14/28 7,191,514
5,000,000 Fidelity National Information Services, Inc 0 .600 03/01/24 4,825,168
5,000,000 Ford Motor Credit Co LLC 4 .950 05/28/27 4,716,435
5,000,000 Goldman Sachs Group, Inc 0 .657 09/10/24 4,943,776
14,450,000 Goldman Sachs Group, Inc 5 .700 11/01/24 14,425,763
4,000,000 Morgan Stanley 3 .620 04/17/25 3,920,513
5,000,000 Morgan Stanley 0 .790 05/30/25 4,749,677
5,000,000 Morgan Stanley 1 .164 10/21/25 4,673,130
4,000,000 Morgan Stanley 4 .679 07/17/26 3,925,151
2,775,000 Morgan Stanley 1 .512 07/20/27 2,458,561
2,000,000 g Private Export Funding Corp (PEFCO) 0 .550 07/30/24 1,889,043
4,500,000 Toyota Motor Credit Corp 0 .500 08/14/23 4,475,494
4,725,000 g UBS Group AG 1 .008 07/30/24 4,705,330
TOTAL FINANCIAL SERVICES 126,511,711
FOOD, BEVERAGE & TOBACCO - 0 .2%
3,000,000 Constellation Brands, Inc 3 .600 05/09/24 2,942,167
TOTAL FOOD, BEVERAGE & TOBACCO 2,942,167
HEALTH CARE EQUIPMENT & SERVICES - 1 .1%
3,750,000 CVS Health Corp 4 .300 03/25/28 3,616,573
10,000,000 HCA, Inc 5 .375 02/01/25 9,912,326
3,300,000 Humana, Inc 0 .650 08/03/23 3,287,624
5,000,000 McKesson Corp 4 .900 07/15/28 4,967,091
TOTAL HEALTH CARE EQUIPMENT & SERVICES 21,783,614
HOUSEHOLD & PERSONAL PRODUCTS - 0 .2%
5,000,000 GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 4,777,260
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 4,777,260
INSURANCE - 0 .5%
3,000,000 g Principal Life Global Funding II 0 .750 04/12/24 2,879,549
2,500,000 e,g Principal Life Global Funding II 0 .875 01/12/26 2,222,623

Short-Term Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
INSURANCE—continued
$ 5,000,000 g Protective Life Global Funding 0 .473% 01/12/24 $ 4,858,449
TOTAL INSURANCE 9,960,621
MATERIALS - 1 .2%
1,200,000 g Freeport Indonesia PT 4 .763 04/14/27 1,158,197
1,000,000 Nutrien Ltd 4 .900 03/27/28 980,790
4,725,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 4,234,781
3,000,000 g POSCO 4 .375 08/04/25 2,912,472
4,200,000 g POSCO 5 .750 01/17/28 4,260,835
1,550,000 g SABIC Capital II BV 4 .000 10/10/23 1,538,871
3,000,000 Sherwin-Williams Co 4 .050 08/08/24 2,951,345
2,000,000 Westlake Chemical Corp 0 .875 08/15/24 1,888,819
3,000,000 WRKCo, Inc 3 .000 09/15/24 2,884,937
TOTAL MATERIALS 22,811,047
MEDIA & ENTERTAINMENT - 1 .6%
2,000,000 g CCO Holdings LLC 5 .125 05/01/27 1,862,490
10,000,000 Charter Communications Operating LLC 4 .908 07/23/25 9,806,469
10,000,000 Comcast Corp 5 .250 11/07/25 10,054,029
3,250,000 DH Europe Finance II Sarl 2 .200 11/15/24 3,112,442
117,000 Take-Two Interactive Software, Inc 3 .300 03/28/24 114,707
6,875,000 Warnermedia Holdings, Inc 3 .638 03/15/25 6,631,102
TOTAL MEDIA & ENTERTAINMENT 31,581,239
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .9%
4,450,000 AbbVie, Inc 3 .800 03/15/25 4,326,377
3,100,000 Amgen, Inc 5 .150 03/02/28 3,097,209
5,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/28 4,914,456
1,668,000 Takeda Pharmaceutical Co Ltd 4 .400 11/26/23 1,658,644
1,045,000 Teva Pharmaceutical Finance Netherlands III BV 4 .750 05/09/27 966,701
3,000,000 Zoetis, Inc 5 .400 11/14/25 3,009,181
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 17,972,568
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .6%
5,000,000 NVIDIA Corp 0 .584 06/14/24 4,776,493
3,000,000 g SK Hynix, Inc 1 .500 01/19/26 2,658,179
3,000,000 g SK Hynix, Inc 6 .375 01/17/28 3,012,559
1,075,000 TSMC Arizona Corp 1 .750 10/25/26 964,164
1,325,000 TSMC Arizona Corp 3 .875 04/22/27 1,275,579
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 12,686,974
SOFTWARE & SERVICES - 0 .4%
5,000,000 Adobe, Inc 1 .900 02/01/25 4,751,336
925,000 g NortonLifeLock, Inc 6 .750 09/30/27 922,396
3,100,000 Oracle Corp 5 .800 11/10/25 3,134,524
TOTAL SOFTWARE & SERVICES 8,808,256
TELECOMMUNICATION SERVICES - 0 .9%
5,500,000 AT&T, Inc 1 .700 03/25/26 5,013,204
2,400,000 g KT Corp 4 .000 08/08/25 2,327,148
4,800,000 T-Mobile USA, Inc 3 .750 04/15/27 4,543,707
5,500,000 Verizon Communications, Inc 2 .100 03/22/28 4,831,600
TOTAL TELECOMMUNICATION SERVICES 16,715,659
TRANSPORTATION - 0 .5%
5,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 4,697,849
3,000,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 2,684,759
3,400,000 g Misc Capital Two Labuan Ltd 3 .625 04/06/25 3,268,090
TOTAL TRANSPORTATION 10,650,698

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES - 1 .3%
$ 3,000,000 Dominion Energy, Inc 3 .300% 03/15/25 $ 2,872,173
5,000,000 Florida Power & Light Co 4 .400 05/15/28 4,906,060
1,875,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 1,803,292
1,575,000 NextEra Energy Capital Holdings, Inc 4 .900 02/28/28 1,559,401
3,000,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 2,726,400
2,020,000 WEC Energy Group, Inc 0 .550 09/15/23 1,999,645
10,000,000 WEC Energy Group, Inc 4 .750 01/09/26 9,848,737
TOTAL UTILITIES 25,715,708
TOTAL CORPORATE BONDS 667,939,839
(Cost $689,249,573)
GOVERNMENT BONDS - 38 .8%
AGENCY SECURITIES - 1 .8%
20,036,250 Federal Home Loan Bank (FHLB) 1 .000 03/23/26 18,117,079
1,755,000 Montefiore Medical Center 2 .152 10/20/26 1,583,806
5,900,000 Private Export Funding Corp (PEFCO) 1 .750 11/15/24 5,621,890
3,157,895 Reliance Industries Ltd 1 .870 01/15/26 2,998,620
3,000,000 Reliance Industries Ltd 2 .060 01/15/26 2,855,479
3,947,368 Reliance Industries Ltd 2 .444 01/15/26 3,775,265
TOTAL AGENCY SECURITIES 34,952,139
FOREIGN GOVERNMENT BONDS - 5 .5%
925,000 g African Export-Import Bank 2 .634 05/17/26 831,825
5,000,000 g BNG Bank NV 3 .500 08/26/24 4,885,749
3,000,000 g BNG Bank NV 0 .875 05/18/26 2,689,170
2,500,000 Brazilian Government International Bond 2 .875 06/06/25 2,378,152
5,000,000 g Caisse d'Amortissement de la Dette Sociale 0 .375 09/23/25 4,528,126
6,250,000 g Central American Bank for Economic Integration 5 .000 02/09/26 6,178,726
2,500,000 g Development Bank of Japan, Inc 0 .500 03/04/24 2,415,299
1,500,000 g Egypt Government International Bond 4 .550 11/20/23 1,461,180
500,000 g Honduras Government International Bond 7 .500 03/15/24 495,070
1,000,000 g Hungary Government International Bond 6 .125 05/22/28 1,014,148
6,650,000 g Japan Finance Organization for Municipalities 3 .375 09/27/23 6,614,555
1,560,000 g Kommunalbanken AS. 2 .750 02/05/24 1,534,060
10,000,000 g Kommunalbanken AS. 0 .375 09/11/25 9,065,627
3,000,000 g Korea Electric Power Corp 3 .625 06/14/25 2,888,727
2,800,000 g Korea Hydro & Nuclear Power Co Ltd 1 .250 04/27/26 2,484,975
12,000,000 i Kreditanstalt fuer Wiederaufbau SOFR Compounded Index +
1.000%
6 .090 02/12/24 12,063,623
300,000 g Magyar Export-Import Bank Zrt 6 .125 12/04/27 297,001
4,350,000 Mexico Government International Bond 3 .750 01/11/28 4,136,286
3,000,000 g Morocco Government International Bond 2 .375 12/15/27 2,617,860
1,130,000 g Morocco Government International Bond 5 .950 03/08/28 1,138,543
3,575,000 g OPEC Fund for International Development 4 .500 01/26/26 3,508,952
3,400,000 g Perusahaan Penerbit SBSN Indonesia III 3 .900 08/20/24 3,353,250
4,250,000 Peruvian Government International Bond 4 .125 08/25/27 4,128,577
900,000 Philippine Government International Bond 2 .457 05/05/30 777,788
3,000,000 g Qatar Government International Bond 3 .375 03/14/24 2,954,220
4,000,000 g Qatar Government International Bond 4 .000 03/14/29 3,909,600
6,800,000 Republic of Italy Government International Bond 2 .375 10/17/24 6,491,416
2,000,000 g Republic of Uzbekistan International Bond 4 .750 02/20/24 1,977,600
1,000,000 g Romanian Government International Bond 6 .625 02/17/28 1,027,660
5,200,000 g Saudi Government International Bond 3 .250 10/26/26 4,926,376
1,540,000 Svensk Exportkredit AB 1 .750 12/12/23 1,515,018
5,000,000 Svensk Exportkredit AB 0 .500 08/26/25 4,546,422
TOTAL FOREIGN GOVERNMENT BONDS 108,835,581
MORTGAGE BACKED - 2 .9%
5,749,022 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.250% 7 .317 08/25/33 5,754,044
3,590,638 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.000% 6 .067 01/25/42 3,529,889
6,364,334 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 2.300% 7 .367 08/25/33 6,372,141

Short-Term Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MORTGAGE BACKED—continued
$ 1,055,000 g,i Freddie Mac Structured Agency Credit Risk Debt Notes 30 D AVG SOFR + 4.000% 9 .067% 07/25/42 $ 1,088,050
6,765,479 Government National Mortgage Association (GNMA) 2 .000 05/15/31 5,972,874
17,423,912 GNMA 1 .730 07/15/37 14,721,076
20,360,118 GNMA 4 .250 09/15/38 20,182,414
TOTAL MORTGAGE BACKED 57,620,488
MUNICIPAL BONDS - 0 .6%
11,755,000 City of New York NY 2 .280 08/01/25 11,064,501
TOTAL MUNICIPAL BONDS 11,064,501
U.S. TREASURY SECURITIES - 28 .0%
36,072,780 k United States Treasury Inflation Indexed Bonds 0 .625 01/15/24 35,461,234
55,000,000 United States Treasury Note 1 .750 03/15/25 52,026,562
136,922,000 United States Treasury Note 3 .875 03/31/25 134,231,696
21,185,000 United States Treasury Note 3 .875 04/30/25 20,772,886
9,534,000 United States Treasury Note 4 .250 05/31/25 9,414,080
9,150,000 United States Treasury Note 4 .625 06/30/25 9,108,182
70,000,000 United States Treasury Note 3 .000 09/30/25 67,372,266
80,000,000 United States Treasury Note 3 .000 10/31/25 76,943,750
20,000,000 United States Treasury Note 2 .875 11/30/25 19,168,750
33,091,000 United States Treasury Note 3 .625 05/15/26 32,284,407
35,000,000 United States Treasury Note 1 .500 08/15/26 31,990,820
29,000,000 United States Treasury Note 0 .500 06/30/27 25,003,438
15,686,000 United States Treasury Note 3 .625 03/31/28 15,320,810
7,393,000 United States Treasury Note 3 .625 05/31/28 7,231,278
7,320,000 United States Treasury Note 4 .000 06/30/28 7,279,969
10,000,000 United States Treasury Note 3 .625 03/31/30 9,782,031
TOTAL U.S. TREASURY SECURITIES 553,392,159
TOTAL GOVERNMENT BONDS 765,864,868
(Cost $787,780,490)
STRUCTURED ASSETS - 23 .7%
ASSET BACKED - 7 .9%
69,311 Aames Mortgage Trust (Step Bond) 7 .396 06/25/32 66,474
Series - 2002 1 (Class A3)
55,677 g Asset Backed Funding Corp NIM Trust 5 .900 07/26/35 1
Series - 2005 WMC1 (Class N1)
889,305 i Asset Backed Securities Corp Home Equity Loan Trust LIBOR 1 M + 1.650% 6 .843 03/15/32 880,250
Series - 2002 HE1 (Class M1)
4,214,000 i Bayview Financial Mortgage Pass-Through Trust LIBOR 1 M + 1.125% 6 .303 02/28/41 4,180,606
Series - 2006 A (Class M4)
1,924,149 g Capital Automotive REIT 1 .440 08/15/51 1,661,699
Series - 2021 1A (Class A1)
2,109,272 g Capital Automotive REIT 1 .920 08/15/51 1,805,708
Series - 2021 1A (Class A3)
8,600,000 CarMax Auto Owner Trust 0 .740 10/15/26 7,845,010
Series - 2021 1 (Class B)
7,000,000 CarMax Auto Owner Trust 1 .000 03/15/27 6,297,278
Series - 2021 3 (Class B)
1,072 Centex Home Equity 5 .540 01/25/32 1,033
Series - 2002 A (Class AF6)
44,416 i Centex Home Equity LIBOR 1 M + 0.645% 5 .795 03/25/34 42,575
Series - 2004 B (Class M1)
9,579,164 g CF Hippolyta LLC 1 .690 07/15/60 8,596,253
Series - 2020 1 (Class A1)
122,341 i Chase Funding Mortgage Loan Asset-Backed
Certificates
5 .700 02/26/35 116,568
Series - 2004 2 (Class 1M2)
2,540,000 CNH Equipment Trust 0 .900 01/16/29 2,285,502
Series - 2021 B (Class B)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ASSET BACKED—continued
$ 6,698,000 g DB Master Finance LLC 2 .045% 11/20/51 $ 5,828,961
Series - 2021 1A (Class A2I)
10,780,000 g Domino's Pizza Master Issuer LLC 2 .662 04/25/51 9,138,389
Series - 2021 1A (Class A2I)
1,343,419 g FCI Funding LLC 1 .130 04/15/33 1,283,278
Series - 2021 1A (Class A)
2,108,440 g FNA VI LLC 1 .350 01/10/32 1,905,323
Series - 2021 1A (Class A)
4,500,000 Ford Credit Auto Owner Trust 0 .700 10/15/26 4,134,758
Series - 2021 A (Class B)
1,500,000 g Ford Credit Auto Owner Trust 1 .610 10/17/33 1,333,851
Series - 2021 1 (Class B)
3,350,000 GM Financial Consumer Automobile Receivables Trust 0 .750 05/17/27 3,113,396
Series - 2021 1 (Class B)
6,100,000 g,i MSCG Trust 3 .577 06/07/35 5,261,183
Series - 2015 ALDR (Class C)
2,493,759 g Navient Private Education Refi Loan Trust 0 .840 05/15/69 2,163,127
Series - 2021 A (Class A)
2,445,642 g Oportun Funding XIV LLC 1 .210 03/08/28 2,330,308
Series - 2021 A (Class A)
2,000,000 g Oportun Issuance Trust 1 .960 05/08/31 1,788,364
Series - 2021 B (Class B)
775,307 i Park Place Securities, Inc LIBOR 1 M + 1.245% 6 .395 01/25/36 758,978
Series - 2005 WCH1 (Class M4)
5,000,000 g PFS Financing Corp 1 .570 10/15/25 4,929,771
Series - 2020 E (Class B)
7,000,000 g PFS Financing Corp 0 .710 04/15/26 6,704,748
Series - 2021 A (Class A)
7,620,000 g,i PNMSR 2018-GT1 A Mtge LIBOR 1 M + 3.850% 9 .000 02/25/25 7,618,703
Series - 2018 GT1 (Class A)
5,050,000 g,i PNMSR 2018-GT1 A Mtge LIBOR 1 M + 2.650% 7 .800 08/25/25 4,993,941
Series - 2018 GT2 (Class A)
5,500,000 g Santander Consumer Auto Receivables Trust 0 .710 08/17/26 5,129,987
Series - 2021 AA (Class B)
6,444,853 SCE Recovery Funding LLC 0 .861 11/15/31 5,335,430
Series - 2021 A-1 (Class A)
2,382,400 g ServiceMaster Funding LLC 2 .841 10/30/51 1,973,263
Series - 2020 1 (Class A2I)
5,635,000 g SERVPRO Master Issuer LLC 2 .394 04/25/51 4,626,425
Series - 2021 1A (Class A2)
1,487,216 g Sierra Timeshare Receivables Funding LLC 0 .990 11/20/37 1,377,489
Series - 2021 1A (Class A)
36,672 g SoFi Professional Loan Program LLC 2 .630 07/25/40 36,251
Series - 2017 C (Class A2B)
12,647,400 g Taco Bell Funding LLC 1 .946 08/25/51 10,873,223
Series - 2021 1A (Class A2I)
5,000,000 g Tesla Auto Lease Trust 1 .020 03/20/25 4,899,736
Series - 2021 A (Class B)
10,185,000 Verizon Master Trust 0 .890 05/20/27 9,694,391
Series - 2021 1 (Class C)
10,000,000 Verizon Owner Trust 0 .680 02/20/25 9,845,025
Series - 2020 B (Class B)
5,693,800 g Wendy's Funding LLC 2 .370 06/15/51 4,708,408
Series - 2021 1A (Class A2I)
TOTAL ASSET BACKED 155,565,664
OTHER MORTGAGE BACKED - 15 .8%
1,799,805 g,i ACRE Commercial Mortgage Ltd SOFR 1 M + 0.944% 6 .035 12/18/37 1,777,556
Series - 2021 FL4 (Class A)
5,242,000 g,i Angel Oak Mortgage Trust 3 .161 12/25/59 4,466,017
Series - 2020 1 (Class M1)

Short-Term Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,500,000 g,i Ashford Hospitality Trust LIBOR 1 M + 2.750% 2 .860% 06/15/35 $ 2,365,776
Series - 2018 KEYS (Class D)
7,500,000 g,i BAMLL Commercial Mortgage Securities Trust SOFR 1 M + 2.150% 7 .297 01/15/39 7,219,445
Series - 2022 DKLX (Class C)
4,119,000 g,i BBCMS Trust LIBOR 1 M + 1.000% 6 .193 07/15/37 4,032,243
Series - 2018 CBM (Class A)
3,259 i Bear Stearns ALT-A Trust LIBOR 1 M + 0.600% 5 .750 06/25/34 3,412
Series - 2004 4 (Class A1)
847,651 g,i BHP Trust LIBOR 1 M + 0.975% 6 .168 08/15/36 837,403
Series - 2019 BXHP (Class A)
2,975,000 g,i BX Commercial Mortgage Trust LIBOR 1 M + 2.114% 2 .110 10/15/36 2,929,114
Series - 2019 XL (Class F)
3,060,000 g,i BX Commercial Mortgage Trust CME Term SOFR 1 Month +
1.364%
6 .511 10/15/36 3,029,190
Series - 2019 XL (Class C)
5,108,382 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.870% 6 .064 06/15/38 4,954,793
Series - 2021 SOAR (Class B)
4,633,575 g,i BX Commercial Mortgage Trust LIBOR 1 M + 0.998% 6 .191 10/15/38 4,497,861
Series - 2021 XL2 (Class B)
7,830,742 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.197% 6 .390 10/15/38 7,554,308
Series - 2021 XL2 (Class C)
1,390,073 g,i BX Commercial Mortgage Trust LIBOR 1 M + 1.846% 7 .039 10/15/38 1,333,026
Series - 2021 XL2 (Class E)
1,000,000 g,i BX Commercial Mortgage Trust SOFR 1 M + 1.840% 6 .987 01/17/39 979,789
Series - 2022 AHP (Class B)
1,392,585 g,i BX TRUST CME Term SOFR 1 Month +
1.562%
6 .709 02/15/39 1,321,530
Series - 2022 LP2 (Class C)
3,373,619 g,i Chase Mortgage Trust 3 .750 12/25/45 2,938,769
Series - 2016 SH2 (Class M2)
16,310 Citicorp Mortgage Securities Trust 5 .500 02/25/26 15,786
Series - 2006 1 (Class 5A1)
990,000 Citigroup Commercial Mortgage Trust 3 .863 07/10/47 947,642
Series - 2014 GC23 (Class AS)
3,000,000 g COMM Mortgage Trust 3 .376 01/10/39 2,369,419
Series - 2022 HC (Class C)
1,698,584 g COMM Mortgage Trust 3 .397 03/10/46 1,508,980
Series - 2013 CR6 (Class B)
2,983,000 g,i COMM Mortgage Trust 5 .021 08/10/46 2,708,012
Series - 2013 CR10 (Class D)
1,600,000 g,i COMM Mortgage Trust 5 .021 08/10/46 1,552,344
Series - 2013 CR10 (Class C)
1,643,859 i COMM Mortgage Trust 4 .729 02/10/47 1,365,848
Series - 2014 CR14 (Class C)
3,879,904 COMM Mortgage Trust 4 .701 03/10/47 3,761,092
Series - 2014 UBS2 (Class B)
1,422,184 i COMM Mortgage Trust 4 .947 03/10/47 1,325,748
Series - 2014 UBS2 (Class C)
6,000,000 COMM Mortgage Trust 4 .377 05/10/47 5,415,077
Series - 2014 CR17 (Class B)
2,500,000 COMM Mortgage Trust 4 .012 06/10/47 2,413,090
Series - 2014 UBS3 (Class AM)
1,000,000 g,i COMM Mortgage Trust 4 .697 08/10/47 856,269
Series - 2014 CR19 (Class D)
2,000,000 i COMM Mortgage Trust 4 .703 08/10/47 1,890,842
Series - 2014 CR19 (Class B)
1,188,400 i COMM Mortgage Trust 4 .853 08/10/47 1,089,847
Series - 2014 CR19 (Class C)
1,012,000 i COMM Mortgage Trust 4 .443 05/10/48 877,434
Series - 2015 CR23 (Class C)
4,115,000 i COMM Mortgage Trust 4 .471 07/10/48 3,837,229
Series - 2015 LC21 (Class B)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 3,000,000 i COMM Mortgage Trust 3 .463% 08/10/48 $ 2,386,443
Series - 2015 CR24 (Class D)
4,170,000 i COMM Mortgage Trust 4 .667 08/10/48 3,884,045
Series - 2015 CR25 (Class B)
2,500,000 i COMM Mortgage Trust 4 .615 10/10/48 2,302,490
Series - 2015 CR26 (Class B)
9,362,076 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.550% 6 .617 10/25/41 9,180,309
Series - 2021 R01 (Class 1M2)
7,821,360 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 0.850% 5 .917 12/25/41 7,759,680
Series - 2021 R03 (Class 1M1)
285,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 1.900% 6 .967 12/25/41 277,981
Series - 2022 R01 (Class 1M2)
4,490,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 3.100% 8 .167 03/25/42 4,539,503
Series - 2022 R04 (Class 1M2)
6,120,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.650% 9 .717 06/25/42 6,478,828
Series - 2022 R07 (Class 1M2)
3,795,000 g,i Connecticut Avenue Securities Trust 30 D AVG SOFR + 4.750% 9 .817 09/25/42 4,003,383
Series - 2022 R09 (Class 2M2)
2,523,039 g Credit Suisse Commercial Mortgage Trust 3 .304 09/15/37 2,126,490
Series - 2014 USA (Class A1)
4,139,701 g,i Credit Suisse Mortgage Capital Certificates LIBOR 1 M + 0.980% 6 .173 05/15/36 4,120,381
Series - 2019 ICE4 (Class A)
1,400,000 g CSMC 2 .816 08/15/37 1,242,467
Series - 2020 NET (Class B)
2,177,897 g CSMC Trust 1 .414 05/25/65 1,948,015
Series - 2020 NQM1 (Class A2)
18,582 Deutsche Mortgage Securities, Inc Mortgage Loan Trust
(Step Bond)
5 .940 07/25/34 18,036
Series - 2004 5 (Class A5B)
1,025,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.118% 7 .312 11/15/38 985,667
Series - 2021 ELP (Class E)
18,165,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 1.500% 6 .567 10/25/41 17,724,475
Series - 2021 DNA6 (Class M2)
460,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 2.900% 7 .967 04/25/42 459,816
Series - 2022 DNA3 (Class M1B)
20,000,000 g,i Freddie Mac STACR REMIC Trust 30 D AVG SOFR + 3.350% 8 .417 05/25/42 20,248,772
Series - 2022 DNA4 (Class M1B)
3,590 g GS Mortgage Securities Corp II 3 .419 10/10/32 3,497
Series - 2017 SLP (Class A)
2,598,000 g,i GS Mortgage Securities Corp II 4 .688 02/10/46 2,097,385
Series - 2013 GC10 (Class D)
1,750,000 g,i GS Mortgage Securities Corp Trust LIBOR 1 M + 2.750% 7 .943 11/15/36 1,666,400
Series - 2021 ARDN (Class D)
1,873,090 g,i GS Mortgage Securities Trust LIBOR 1 M + 1.090% 6 .290 10/15/31 1,805,593
Series - 2018 HART (Class A)
1,646,485 GS Mortgage Securities Trust 4 .649 11/10/46 1,631,371
Series - 2013 GC16 (Class AS)
1,321,000 g,i GS Mortgage Securities Trust 3 .349 07/10/52 1,279,627
Series - 2019 GC40 (Class DBA)
9,000,000 g,i GS Mortgage Securities Trust 3 .501 07/10/52 8,716,486
Series - 2019 GC40 (Class DBB)
5,000,000 g,i GS Mortgage Securities Trust 3 .668 07/10/52 4,842,842
Series - 2019 GC40 (Class DBC)
3,059,184 g,i GS Mortgage-Backed Securities Corp Trust 3 .000 03/27/51 2,547,014
Series - 2020 PJ5 (Class A4)
297,518 IMC Home Equity Loan Trust (Step Bond) 5 .432 08/20/29 275,744
Series - 1998 3 (Class A7)
56,616 i Impac CMB Trust LIBOR 1 M + 0.660% 5 .810 03/25/35 52,872
Series - 2004 11 (Class 2A1)
4,724,484 g,i JP Morgan Chase Commercial Mortgage Securities
Corp
CME Term SOFR 1 Month +
0.914%
6 .061 04/15/38 4,652,334
Series - 2021 MHC (Class A)

Short-Term Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 264,260 i JP Morgan Chase Commercial Mortgage Securities
Trust
4 .230% 01/15/46 $ 253,049
Series - 2013 C13 (Class C)
1,225,512 g,i JP Morgan Chase Commercial Mortgage Securities
Trust
5 .013 02/15/46 1,187,229
Series - 2011 C3 (Class B)
2,300,000 JP Morgan Chase Commercial Mortgage Securities
Trust
2 .870 08/15/49 2,076,830
Series - 2016 JP3 (Class A5)
58,973 g,i JP Morgan Mortgage Trust LIBOR 1 M + 0.950% 6 .088 10/25/49 57,026
Series - 2019 INV1 (Class A11)
131,122 JPMBB Commercial Mortgage Securities Trust 3 .657 09/15/47 128,588
Series - 2014 C23 (Class ASB)
4,700,000 i JPMBB Commercial Mortgage Securities Trust 4 .629 09/15/47 4,427,300
Series - 2014 C23 (Class B)
1,570,000 JPMBB Commercial Mortgage Securities Trust 4 .106 08/15/48 1,463,032
Series - 2015 C31 (Class AS)
5,000,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 3,901,912
Series - 2015 C31 (Class C)
1,200,000 i JPMBB Commercial Mortgage Securities Trust 4 .776 08/15/48 988,429
Series - 2015 C31 (Class B)
2,000,000 i JPMCC Commercial Mortgage Securities Trust 3 .905 03/15/50 1,504,320
Series - 2017 JP5 (Class C)
4,000,000 g,i MHC Commercial Mortgage Trust CME Term SOFR 1 Month +
0.915%
6 .062 04/15/38 3,930,466
Series - 2021 MHC (Class A)
5,000,000 g,i MHC Commercial Mortgage Trust CME Term SOFR 1 Month +
1.215%
6 .362 04/15/38 4,894,385
Series - 2021 MHC (Class B)
1,793,881 g Morgan Stanley Bank of America Merrill Lynch Trust 3 .989 12/15/46 1,629,317
Series - 2014 C19 (Class LNC1)
6,770,000 i Morgan Stanley Bank of America Merrill Lynch Trust 5 .037 02/15/47 6,635,346
Series - 2014 C14 (Class B)
5,000,000 i Morgan Stanley Bank of America Merrill Lynch Trust 4 .000 12/15/47 4,637,430
Series - 2014 C19 (Class B)
2,242,584 g,i Morgan Stanley Capital I Inc LIBOR 1 M + 1.377% 6 .571 11/15/23 2,165,112
Series - 2021 ILP (Class C)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,151,113
Series - 2019 PARK (Class E)
2,500,000 g MRCD Mortgage Trust 2 .718 12/15/36 2,204,387
Series - 2019 PARK (Class D)
7,530,000 g,i MTN Commercial Mortgage Trust CME Term SOFR 1 Month +
1.896%
7 .043 03/15/39 7,372,803
Series - 2022 LPFL (Class B)
9,500,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 1.579% 5 .915 07/15/36 8,947,547
Series - 2019 MILE (Class A)
7,500,000 g,i Natixis Commercial Mortgage Securities Trust SOFR 1 M + 2.279% 7 .426 07/15/36 6,753,988
Series - 2019 MILE (Class C)
351,744 g Natixis Commercial Mortgage Securities Trust 2 .966 12/15/38 326,508
Series - 2020 2PAC (Class A)
302,020 g,i New Residential Mortgage Loan Trust 3 .750 11/25/54 273,761
Series - 2014 3A (Class AFX3)
488,912 g,i New Residential Mortgage Loan Trust 3 .750 03/25/56 450,488
Series - 2016 1A (Class A1)
844,567 g,i New Residential Mortgage Loan Trust 4 .000 12/25/57 795,993
Series - 2018 1A (Class A1A)
720,806 g,i OBX Trust LIBOR 1 M + 0.650% 5 .800 06/25/57 683,719
Series - 2018 1 (Class A2)
3,329,213 g,i OPG Trust LIBOR 1 M + 0.713% 0 .803 10/15/36 3,202,465
Series - 2021 PORT (Class B)
2,000,000 g,i PKHL Commercial Mortgage Trust LIBOR 1 M + 2.000% 7 .194 07/15/38 1,809,208
Series - 2021 MF (Class D)

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
OTHER MORTGAGE BACKED—continued
$ 2,000,000 g RBS Commercial Funding, Inc Trust 3 .511% 03/11/31 $ 1,696,272
Series - 2013 SMV (Class B)
7,886,000 g,i RLGH Trust LIBOR 1 M + 1.165% 6 .359 04/15/36 7,608,421
Series - 2021 TROT (Class B)
3,710,899 g,i SMR Mortgage Trust SOFR 1 M + 2.400% 7 .547 02/15/39 3,542,882
Series - 2022 IND (Class B)
2,000,000 g,i SREIT Trust LIBOR 1 M + 1.171% 6 .364 11/15/36 1,945,380
Series - 2021 MFP2 (Class B)
549,810 i Structured Adjustable Rate Mortgage Loan Trust LIBOR 1 M + 0.370% 5 .520 07/25/34 542,569
Series - 2004 9XS (Class A)
3,061,759 g Verus Securitization Trust 2 .417 01/25/60 2,873,245
Series - 2020 1 (Class A1)
2,885,287 g Verus Securitization Trust 2 .724 01/25/60 2,698,306
Series - 2020 1 (Class A3)
1,395,433 g Verus Securitization Trust 2 .321 05/25/65 1,291,234
Series - 2020 4 (Class A3)
7,754,399 g,i Verus Securitization Trust 2 .240 10/25/66 6,329,763
Series - 2021 7 (Class A3)
298,232 i WFRBS 3 .910 05/15/45 298,202
Series - 2013 C13 (Class C)
3,000,000 i WFRBS Commercial Mortgage Trust 4 .141 03/15/45 2,437,069
Series - 2013 C11 (Class C)
181,230 i WFRBS Commercial Mortgage Trust 4 .153 08/15/46 180,742
Series - 2013 C15 (Class A4)
1,282,000 i WFRBS Commercial Mortgage Trust 4 .387 12/15/46 1,257,558
Series - 2013 C18 (Class AS)
2,500,000 i WFRBS Commercial Mortgage Trust 4 .204 11/15/47 2,245,340
Series - 2014 C24 (Class B)
TOTAL OTHER MORTGAGE BACKED 311,231,571
TOTAL STRUCTURED ASSETS 466,797,235
(Cost $497,495,019)
TOTAL LONG-TERM INVESTMENTS 1,942,888,385
(Cost $2,016,647,539)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 3,400,000 Federal Home Loan Bank (FHLB) 0 .000 07/26/23 3,389,521
TOTAL GOVERNMENT AGENCY DEBT 3,389,521
TOTAL SHORT-TERM INVESTMENTS 3,389,521
(Cost $3,388,324)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
2,401,860 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 2,401,860
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 2,401,860
(Cost $2,401,860)
TOTAL INVESTMENTS - 98.7% 1,948,679,766
(Cost $2,022,437,723)
OTHER ASSETS & LIABILITIES, NET - 1.3% 25,701,174
NET ASSETS - 100.0% $ 1,974,380,940

Short-Term Bond Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
AVG Average
CME Chicago Mercantile Exchange
D Day
LIBOR London Interbank Offered Rate
M Month
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SOFR Secure Overnight Financing Rate
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,307,085.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
k
Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 2-Year Note 864 09/29/23  $ 177,981,060 $ 175,689,000 $ (2,292,060)

Portfolio of Investments
Short-Term Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
(Unaudited)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
LONG-TERM INVESTMENTS - 99.1%
CORPORATE BONDS - 25 .4%
AUTOMOBILES & COMPONENTS - 0 .9%
$ 1,000,000 American Honda Finance Corp 0 .750% 08/09/24 $ 948,963
500,000 American Honda Finance Corp 1 .500 01/13/25 471,173
500,000 American Honda Finance Corp 4 .750 01/12/26 497,620
400,000 Aptiv plc 2 .396 02/18/25 379,597
1,000,000 General Motors Financial Co, Inc 1 .050 03/08/24 967,011
400,000 General Motors Financial Co, Inc 1 .200 10/15/24 376,268
1,000,000 General Motors Financial Co, Inc 2 .900 02/26/25 948,832
750,000 General Motors Financial Co, Inc 3 .800 04/07/25 723,227
1,000,000 General Motors Financial Co, Inc 6 .050 10/10/25 1,001,749
700,000 General Motors Financial Co, Inc 5 .400 04/06/26 691,990
1,000,000 Honda Motor Co Ltd 2 .271 03/10/25 950,979
750,000 J Paul Getty Trust 0 .391 01/01/24 732,620
300,000 Magna International, Inc 4 .150 10/01/25 290,790
750,000 Toyota Motor Credit Corp 0 .625 09/13/24 708,327
750,000 Toyota Motor Credit Corp 4 .400 09/20/24 740,658
300,000 Toyota Motor Credit Corp 4 .800 01/10/25 297,846
500,000 Toyota Motor Credit Corp 1 .450 01/13/25 471,611
1,250,000 Toyota Motor Credit Corp 3 .950 06/30/25 1,222,680
300,000 Toyota Motor Credit Corp 3 .650 08/18/25 289,878
500,000 Toyota Motor Credit Corp 5 .400 11/10/25 503,261
1,000,000 Toyota Motor Credit Corp 4 .450 05/18/26 985,195
TOTAL AUTOMOBILES & COMPONENTS 14,200,275
BANKS - 7 .1%
500,000 Australia & New Zealand Banking Group Ltd 5 .375 07/03/25 499,562
1,000,000 Australia & New Zealand Banking Group Ltd 5 .088 12/08/25 995,307
200,000 Banco Bilbao Vizcaya Argentaria S.A. 0 .875 09/18/23 197,920
600,000 Banco Bilbao Vizcaya Argentaria S.A. 5 .862 09/14/26 591,780
200,000 Banco Santander S.A. 3 .892 05/24/24 196,082
600,000 Banco Santander S.A. 3 .496 03/24/25 574,434
600,000 Banco Santander S.A. 2 .746 05/28/25 563,277
1,000,000 Banco Santander S.A. 5 .147 08/18/25 982,149
600,000 Banco Santander S.A. 5 .179 11/19/25 582,700
500,000 Bank of ,NV Scotia 5 .250 12/06/24 495,561
750,000 Bank of ,NV Scotia 5 .450 06/12/25 746,136
1,000,000 Bank of ,NV Scotia 4 .750 02/02/26 984,486
700,000 Bank of America Corp 4 .200 08/26/24 686,873
750,000 Bank of America Corp 0 .981 09/25/25 704,640
1,000,000 Bank of America Corp 2 .456 10/22/25 954,802
2,500,000 Bank of America Corp 1 .530 12/06/25 2,337,022
500,000 Bank of America Corp 3 .384 04/02/26 479,253
500,000 Bank of America Corp 1 .319 06/19/26 458,009
1,500,000 Bank of America Corp 4 .827 07/22/26 1,474,436
1,250,000 Bank of America Corp 1 .197 10/24/26 1,124,743
1,855,000 Bank of America Corp 5 .080 01/20/27 1,826,541
1,000,000 Bank of America Corp 1 .658 03/11/27 899,881
1,500,000 Bank of America Corp 3 .559 04/23/27 1,422,107
500,000 Bank of New York Mellon 5 .148 05/22/26 496,857
500,000 Bank of Nova Scotia 1 .450 01/10/25 468,342
750,000 Bank of Nova Scotia 3 .450 04/11/25 722,105
1,000,000 Barclays plc 4 .375 09/11/24 970,825
750,000 Barclays plc 3 .650 03/16/25 718,790
200,000 Barclays plc 2 .852 05/07/26 187,317
500,000 Barclays plc 5 .200 05/12/26 482,203

Short-Term Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 750,000 Barclays plc 5 .304% 08/09/26 $ 731,617
500,000 Barclays plc 7 .325 11/02/26 511,169
1,000,000 Barclays plc 5 .829 05/09/27 986,404
1,000,000 BBVA USA 3 .875 04/10/25 954,583
1,500,000 BHP Billiton Finance USA Ltd 4 .875 02/27/26 1,492,349
1,000,000 Citigroup, Inc 4 .000 08/05/24 979,392
600,000 Citigroup, Inc 1 .281 11/03/25 562,063
1,500,000 Citigroup, Inc 2 .014 01/25/26 1,409,091
1,000,000 Citigroup, Inc 4 .600 03/09/26 968,149
750,000 Citigroup, Inc 3 .290 03/17/26 717,235
600,000 Citigroup, Inc 3 .106 04/08/26 572,817
1,000,000 Citigroup, Inc 5 .610 09/29/26 998,640
2,000,000 Citigroup, Inc 1 .122 01/28/27 1,782,878
250,000 Citizens Bank NA 4 .119 05/23/25 236,759
500,000 Citizens Bank NA 6 .064 10/24/25 473,863
500,000 Citizens Bank NA 3 .750 02/18/26 455,459
300,000 Commonwealth Bank of Australia 5 .079 01/10/25 298,929
1,000,000 Commonwealth Bank of Australia 5 .316 03/13/26 1,002,758
300,000 Cooperatieve Rabobank UA 3 .875 08/22/24 293,855
1,000,000 Cooperatieve Rabobank UA 1 .375 01/10/25 940,260
500,000 Cooperatieve Rabobank UA 5 .000 01/13/25 496,032
300,000 Discover Bank 2 .450 09/12/24 284,105
250,000 Discover Bank 4 .682 08/09/28 228,577
500,000 Fifth Third Bank 3 .850 03/15/26 461,409
500,000 Fifth Third Bank NA 5 .852 10/27/25 487,049
750,000 FNB Corp 5 .150 08/25/25 718,134
500,000 HSBC Holdings plc 4 .250 03/14/24 493,616
250,000 HSBC Holdings plc 4 .180 12/09/25 242,675
925,000 HSBC Holdings plc 4 .300 03/08/26 894,037
1,000,000 HSBC Holdings plc 2 .999 03/10/26 948,061
500,000 HSBC Holdings plc 1 .645 04/18/26 460,546
750,000 HSBC Holdings plc 2 .099 06/04/26 694,016
1,000,000 HSBC Holdings plc 7 .336 11/03/26 1,029,352
1,000,000 HSBC Holdings plc 1 .589 05/24/27 882,561
750,000 HSBC USA, Inc 3 .750 05/24/24 735,957
1,000,000 HSBC USA, Inc 5 .625 03/17/25 995,536
1,000,000 Huntington National Bank 4 .008 05/16/25 961,160
500,000 Huntington National Bank 5 .699 11/18/25 485,735
400,000 ING Groep NV 4 .100 10/02/23 398,158
500,000 ING Groep NV 3 .869 03/28/26 480,165
750,000 JPMorgan Chase & Co 3 .875 09/10/24 732,219
500,000 JPMorgan Chase & Co 0 .768 08/09/25 470,917
500,000 JPMorgan Chase & Co 2 .301 10/15/25 476,456
1,500,000 JPMorgan Chase & Co 1 .561 12/10/25 1,404,447
1,000,000 JPMorgan Chase & Co 5 .546 12/15/25 995,775
1,000,000 JPMorgan Chase & Co 2 .595 02/24/26 948,243
750,000 JPMorgan Chase & Co 2 .083 04/22/26 702,376
1,000,000 JPMorgan Chase & Co 4 .080 04/26/26 971,765
1,000,000 JPMorgan Chase & Co 1 .045 11/19/26 895,729
1,000,000 JPMorgan Chase & Co 3 .960 01/29/27 961,462
1,000,000 JPMorgan Chase & Co 1 .040 02/04/27 890,548
2,860,000 JPMorgan Chase & Co 1 .578 04/22/27 2,568,890
750,000 KeyBank NA 4 .150 08/08/25 693,073
1,000,000 KeyBank NA 4 .700 01/26/26 930,980
1,000,000 Lloyds Banking Group plc 3 .511 03/18/26 951,806
250,000 Lloyds Banking Group plc 4 .650 03/24/26 238,755
1,000,000 Lloyds Banking Group plc 4 .716 08/11/26 971,578
800,000 Lloyds Banking Group plc 1 .627 05/11/27 707,615
500,000 Manufacturers & Traders Trust Co 5 .400 11/21/25 484,480
1,000,000 Manufacturers & Traders Trust Co 4 .650 01/27/26 955,212
600,000 Mitsubishi UFJ Financial Group, Inc 2 .193 02/25/25 565,412

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 300,000 Mitsubishi UFJ Financial Group, Inc 1 .412% 07/17/25 $ 274,673
750,000 Mitsubishi UFJ Financial Group, Inc 5 .063 09/12/25 740,922
1,000,000 Mitsubishi UFJ Financial Group, Inc 5 .719 02/20/26 994,628
300,000 Mitsubishi UFJ Financial Group, Inc 3 .850 03/01/26 287,433
750,000 e Mitsubishi UFJ Financial Group, Inc 3 .837 04/17/26 720,883
750,000 Mitsubishi UFJ Financial Group, Inc 5 .541 04/17/26 745,412
1,000,000 Mizuho Financial Group, Inc 2 .651 05/22/26 935,426
200,000 Mizuho Financial Group, Inc 1 .234 05/22/27 175,728
600,000 Morgan Stanley Bank NA 4 .754 04/21/26 591,163
500,000 National Australia Bank Ltd 5 .200 05/13/25 498,921
1,000,000 e National Australia Bank Ltd 3 .500 06/09/25 966,402
500,000 National Australia Bank Ltd 4 .966 01/12/26 497,150
250,000 National Bank of Canada 5 .250 01/17/25 247,768
1,000,000 NatWest Group plc 7 .472 11/10/26 1,022,757
1,000,000 NatWest Group plc 5 .847 03/02/27 989,046
500,000 PNC Financial Services Group, Inc 5 .671 10/28/25 495,849
500,000 PNC Financial Services Group, Inc 5 .812 06/12/26 496,958
1,000,000 PNC Financial Services Group, Inc 4 .758 01/26/27 977,323
500,000 Royal Bank of Canada 3 .970 07/26/24 490,991
500,000 Royal Bank of Canada 0 .750 10/07/24 469,359
1,000,000 Royal Bank of Canada 5 .660 10/25/24 999,596
1,000,000 Royal Bank of Canada 1 .600 01/21/25 940,037
1,000,000 Royal Bank of Canada 3 .375 04/14/25 962,675
300,000 Royal Bank of Canada 4 .950 04/25/25 296,147
250,000 Royal Bank of Canada 4 .875 01/12/26 247,241
500,000 Royal Bank of Canada 0 .875 01/20/26 447,355
300,000 Royal Bank of Canada 1 .200 04/27/26 267,525
500,000 Santander Holdings USA, Inc 3 .450 06/02/25 471,490
250,000 Santander Holdings USA, Inc 4 .260 06/09/25 239,953
425,000 Santander Holdings USA, Inc 5 .807 09/09/26 417,410
150,000 Santander Holdings USA, Inc 3 .244 10/05/26 135,053
1,500,000 State Street Corp 1 .746 02/06/26 1,405,396
1,000,000 State Street Corp 5 .104 05/18/26 992,386
500,000 State Street Corp 5 .751 11/04/26 502,743
300,000 Sumitomo Mitsui Financial Group, Inc 2 .696 07/16/24 290,267
500,000 Sumitomo Mitsui Financial Group, Inc 2 .448 09/27/24 478,923
750,000 Sumitomo Mitsui Financial Group, Inc 1 .474 07/08/25 688,774
500,000 Sumitomo Mitsui Financial Group, Inc 0 .948 01/12/26 445,704
1,500,000 Sumitomo Mitsui Financial Group, Inc 5 .464 01/13/26 1,494,993
500,000 Synchrony Bank 5 .400 08/22/25 478,493
500,000 Synovus Financial Corp 5 .200 08/11/25 476,201
1,000,000 Toronto-Dominion Bank 0 .700 09/10/24 942,823
500,000 Toronto-Dominion Bank 4 .285 09/13/24 491,081
500,000 Toronto-Dominion Bank 1 .250 12/13/24 470,586
500,000 Toronto-Dominion Bank 1 .450 01/10/25 470,659
750,000 Toronto-Dominion Bank 3 .766 06/06/25 727,140
500,000 Toronto-Dominion Bank 5 .103 01/09/26 498,020
500,000 Truist Bank 3 .300 05/15/26 458,432
1,000,000 Truist Bank 2 .636 09/17/29 923,098
1,250,000 Truist Financial Corp 4 .260 07/28/26 1,201,397
750,000 Truist Financial Corp 5 .900 10/28/26 743,412
500,000 Truist Financial Corp 1 .267 03/02/27 440,925
750,000 Truist Financial Corp 6 .047 06/08/27 750,311
1,000,000 US Bancorp 2 .400 07/30/24 964,551
500,000 US Bancorp 1 .450 05/12/25 466,262
1,200,000 US Bancorp 5 .727 10/21/26 1,199,310
500,000 Wells Fargo & Co 2 .406 10/30/25 476,103
1,500,000 Wells Fargo & Co 2 .164 02/11/26 1,412,506
1,670,000 Wells Fargo & Co 3 .000 04/22/26 1,570,300
1,000,000 Wells Fargo & Co 3 .908 04/25/26 966,782
1,000,000 Wells Fargo & Co 2 .188 04/30/26 936,937

Short-Term Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANKS—continued
$ 1,150,000 Wells Fargo & Co 4 .540% 08/15/26 $ 1,123,654
300,000 Wells Fargo & Co 3 .196 06/17/27 281,745
750,000 Westpac Banking Corp 3 .735 08/26/25 726,840
TOTAL BANKS 114,627,057
CAPITAL GOODS - 1 .4%
500,000 e 3M Co 2 .650 04/15/25 476,031
1,000,000 Air Lease Corp 0 .800 08/18/24 941,915
500,000 Air Lease Corp 2 .875 01/15/26 462,518
500,000 Boeing Co 1 .950 02/01/24 488,592
1,250,000 Boeing Co 1 .433 02/04/24 1,216,759
500,000 Boeing Co 4 .875 05/01/25 492,895
300,000 Boeing Co 2 .600 10/30/25 279,058
750,000 Boeing Co 3 .100 05/01/26 704,570
260,000 Canadian National Railway Co 2 .750 03/01/26 244,911
500,000 Caterpillar Financial Services Corp 4 .900 01/17/25 497,488
500,000 Caterpillar Financial Services Corp 5 .400 03/10/25 500,877
1,000,000 Caterpillar Financial Services Corp 3 .400 05/13/25 968,164
500,000 Caterpillar Financial Services Corp 3 .650 08/12/25 485,284
300,000 Caterpillar Financial Services Corp 4 .800 01/06/26 299,344
500,000 Caterpillar Financial Services Corp 4 .350 05/15/26 492,212
750,000 CNH Industrial Capital LLC 3 .950 05/23/25 725,764
500,000 CNH Industrial Capital LLC 5 .450 10/14/25 496,543
300,000 Cummins, Inc 0 .750 09/01/25 273,121
300,000 Fortune Brands Innovations, Inc 4 .000 06/15/25 290,369
500,000 Honeywell International, Inc 4 .850 11/01/24 497,010
500,000 Honeywell International, Inc 1 .350 06/01/25 466,465
500,000 John Deere Capital Corp 0 .625 09/10/24 472,407
500,000 John Deere Capital Corp 1 .250 01/10/25 471,192
750,000 John Deere Capital Corp 2 .125 03/07/25 713,158
500,000 John Deere Capital Corp 3 .400 06/06/25 484,141
750,000 John Deere Capital Corp 4 .050 09/08/25 733,876
300,000 John Deere Capital Corp 4 .800 01/09/26 298,893
500,000 John Deere Capital Corp 5 .050 03/03/26 501,670
750,000 John Deere Capital Corp 4 .750 06/08/26 748,597
500,000 Lockheed Martin Corp 4 .950 10/15/25 498,965
300,000 Otis Worldwide Corp 2 .056 04/05/25 282,715
750,000 PACCAR Financial Corp 0 .900 11/08/24 704,278
300,000 PACCAR Financial Corp 2 .850 04/07/25 287,131
500,000 PACCAR Financial Corp 3 .550 08/11/25 484,766
300,000 PACCAR Financial Corp 4 .950 10/03/25 298,074
250,000 Parker-Hannifin Corp 3 .650 06/15/24 244,962
750,000 Quanta Services, Inc 0 .950 10/01/24 704,747
550,000 Raytheon Technologies Corp 5 .000 02/27/26 549,276
500,000 g Regal Rexnord Corp 6 .050 02/15/26 500,635
1,000,000 Stanley Black & Decker, Inc 2 .300 02/24/25 946,350
500,000 United Technologies Corp 3 .950 08/16/25 489,898
200,000 Wabtec Corp 4 .400 03/15/24 197,316
200,000 Westinghouse Air Brake Technologies Corp 3 .200 06/15/25 189,828
TOTAL CAPITAL GOODS 22,102,765
COMMERCIAL & PROFESSIONAL SERVICES - 0 .1%
350,000 Equifax, Inc 2 .600 12/15/25 325,603
200,000 Leidos, Inc 3 .625 05/15/25 191,822
300,000 Republic Services, Inc 2 .500 08/15/24 289,399
300,000 Verisk Analytics, Inc 4 .000 06/15/25 291,137
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,097,961
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0 .6%
500,000 Advance Auto Parts, Inc 5 .900 03/09/26 494,498
700,000 Alibaba Group Holding Ltd 3 .600 11/28/24 677,930

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL—continued
$ 750,000 Amazon.com, Inc 2 .730% 04/13/24 $ 734,243
1,000,000 Amazon.com, Inc 0 .450 05/12/24 958,729
750,000 Amazon.com, Inc 3 .000 04/13/25 723,523
1,000,000 Amazon.com, Inc 4 .600 12/01/25 992,180
500,000 Amazon.com, Inc 1 .000 05/12/26 449,513
500,000 eBay, Inc 5 .900 11/22/25 505,358
350,000 eBay, Inc 1 .400 05/10/26 316,001
225,000 Genuine Parts Co 1 .750 02/01/25 210,737
500,000 Home Depot, Inc 2 .700 04/15/25 479,549
1,000,000 Home Depot, Inc 4 .000 09/15/25 980,555
500,000 Lowe's Cos, Inc 3 .125 09/15/24 484,731
500,000 Lowe's Cos, Inc 3 .375 09/15/25 478,929
800,000 Lowe's Cos, Inc 4 .800 04/01/26 792,118
400,000 Ross Stores, Inc 0 .875 04/15/26 353,335
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 9,631,929
CONSUMER DURABLES & APPAREL - 0 .1%
250,000 Brunswick Corp 0 .850 08/18/24 235,061
300,000 DR Horton, Inc 2 .600 10/15/25 280,649
200,000 PVH Corp 4 .625 07/10/25 193,394
300,000 VF Corp 2 .400 04/23/25 281,171
200,000 Whirlpool Corp 3 .700 05/01/25 193,494
TOTAL CONSUMER DURABLES & APPAREL 1,183,769
CONSUMER SERVICES - 0 .3%
1,250,000 Cintas Corp No 2 3 .450 05/01/25 1,209,630
500,000 CommonSpirit Health 2 .760 10/01/24 481,315
250,000 Hyatt Hotels Corp 1 .800 10/01/24 237,947
500,000 Marriott International, Inc 3 .600 04/15/24 491,594
500,000 McDonald's Corp 3 .300 07/01/25 482,003
300,000 McDonald's Corp 1 .450 09/01/25 276,992
500,000 McDonald's Corp 3 .700 01/30/26 483,306
1,000,000 Starbucks Corp 4 .750 02/15/26 990,764
360,000 Trinity Acquisition plc 4 .400 03/15/26 346,824
TOTAL CONSUMER SERVICES 5,000,375
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .2%
500,000 Dollar General Corp 4 .250 09/20/24 490,361
300,000 Dollar Tree, Inc 4 .000 05/15/25 290,412
300,000 Kroger Co 3 .500 02/01/26 287,270
500,000 Target Corp 2 .250 04/15/25 476,175
750,000 Walmart, Inc 3 .900 09/09/25 735,033
1,500,000 Walmart, Inc 4 .000 04/15/26 1,473,525
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,752,776
ENERGY - 1 .3%
1,355,000 BP Capital Markets America, Inc 3 .410 02/11/26 1,301,964
1,000,000 Chevron Corp 3 .326 11/17/25 965,696
500,000 Chevron USA, Inc 3 .900 11/15/24 491,551
750,000 Chevron USA, Inc 0 .687 08/12/25 685,078
83,000 ConocoPhillips Co 2 .400 03/07/25 79,109
200,000 Enable Midstream Partners LP 3 .900 05/15/24 196,615
725,000 Enbridge, Inc 2 .500 02/14/25 688,587
500,000 Energy Transfer Operating LP 5 .875 01/15/24 500,084
500,000 Energy Transfer Operating LP 2 .900 05/15/25 473,740
700,000 Enterprise Products Operating LLC 5 .050 01/10/26 698,721
115,000 Enterprise Products Operating LLC 3 .700 02/15/26 110,876
277,000 EQT Corp 6 .125 02/01/25 275,443
775,000 Equinor ASA 1 .750 01/22/26 714,667
600,000 Exxon Mobil Corp 2 .709 03/06/25 575,912
1,805,000 Exxon Mobil Corp 3 .043 03/01/26 1,725,254

Short-Term Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ENERGY—continued
$ 200,000 HF Sinclair Corp 2 .625% 10/01/23 $ 198,337
100,000 HF Sinclair Corp 5 .875 04/01/26 100,442
750,000 Kinder Morgan Energy Partners LP 4 .250 09/01/24 734,855
300,000 Kinder Morgan, Inc 4 .300 06/01/25 292,615
195,000 Magellan Midstream Partners LP 5 .000 03/01/26 193,124
1,000,000 Marathon Petroleum Corp 4 .700 05/01/25 981,134
750,000 MPLX LP 4 .000 02/15/25 726,809
600,000 MPLX LP 1 .750 03/01/26 544,633
300,000 Occidental Petroleum Corp 2 .900 08/15/24 288,802
300,000 e Occidental Petroleum Corp 5 .500 12/01/25 296,181
250,000 Occidental Petroleum Corp 5 .550 03/15/26 246,813
500,000 ONEOK, Inc 2 .750 09/01/24 483,178
500,000 ONEOK, Inc 5 .850 01/15/26 501,850
500,000 Ovintiv, Inc 5 .650 05/15/25 496,030
600,000 Phillips 66 1 .300 02/15/26 542,241
500,000 Pioneer Natural Resources Co 1 .125 01/15/26 450,250
275,000 Pioneer Natural Resources Co 5 .100 03/29/26 273,350
400,000 Plains All American Pipeline LP 4 .650 10/15/25 389,669
750,000 Sabine Pass Liquefaction LLC 5 .625 03/01/25 747,043
1,000,000 Shell International Finance BV 3 .250 05/11/25 966,539
750,000 TransCanada PipeLines Ltd 1 .000 10/12/24 704,623
750,000 Williams Cos, Inc 4 .550 06/24/24 739,845
1,000,000 Williams Cos, Inc 5 .400 03/02/26 997,386
TOTAL ENERGY 21,379,046
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0 .8%
200,000 Alexandria Real Estate Equities, Inc 3 .450 04/30/25 191,354
200,000 American Tower Corp 4 .000 06/01/25 193,170
500,000 American Tower Corp 1 .300 09/15/25 452,949
500,000 American Tower Corp 1 .600 04/15/26 448,398
300,000 AvalonBay Communities, Inc 3 .450 06/01/25 288,746
500,000 Boston Properties LP 3 .200 01/15/25 474,269
500,000 Boston Properties LP 3 .650 02/01/26 463,865
500,000 Crown Castle International Corp 3 .200 09/01/24 484,566
140,000 Crown Castle International Corp 4 .450 02/15/26 136,231
400,000 Equinix, Inc 1 .250 07/15/25 364,854
500,000 Equinix, Inc 1 .450 05/15/26 446,401
200,000 ERP Operating LP 3 .375 06/01/25 191,903
750,000 Essex Portfolio LP 3 .500 04/01/25 718,901
500,000 GLP Capital LP 3 .350 09/01/24 482,634
200,000 Host Hotels & Resorts LP 4 .000 06/15/25 192,227
500,000 Kilroy Realty LP 4 .375 10/01/25 468,328
500,000 Mid-America Apartments LP 4 .000 11/15/25 483,701
42,000 Omega Healthcare Investors, Inc 4 .375 08/01/23 41,909
500,000 Omega Healthcare Investors, Inc 4 .500 01/15/25 479,136
500,000 OMEGA Healthcare Investors, Inc 5 .250 01/15/26 481,409
500,000 Realty Income Corp 3 .875 04/15/25 484,556
500,000 Realty Income Corp 4 .625 11/01/25 492,054
250,000 Realty Income Corp 5 .050 01/13/26 247,795
500,000 Simon Property Group LP 2 .000 09/13/24 477,095
500,000 Simon Property Group LP 3 .375 10/01/24 484,640
500,000 Simon Property Group LP 3 .300 01/15/26 475,674
500,000 Ventas Realty LP 2 .650 01/15/25 470,149
1,500,000 VICI Properties LP 4 .375 05/15/25 1,449,682
600,000 Welltower, Inc 4 .000 06/01/25 579,696
500,000 Weyerhaeuser Co 4 .750 05/15/26 491,131
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 13,137,423
FINANCIAL SERVICES - 3 .8%
150,000 AerCap Ireland Capital DAC 4 .500 09/15/23 149,437
500,000 AerCap Ireland Capital DAC 3 .150 02/15/24 490,489

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 300,000 AerCap Ireland Capital DAC 2 .875% 08/14/24 $ 288,298
500,000 AerCap Ireland Capital DAC 1 .650 10/29/24 469,855
500,000 AerCap Ireland Capital DAC 1 .750 10/29/24 469,589
300,000 AerCap Ireland Capital DAC 6 .500 07/15/25 301,483
500,000 AerCap Ireland Capital DAC 1 .750 01/30/26 448,804
1,500,000 American Express Co 2 .250 03/04/25 1,420,661
750,000 American Express Co 3 .950 08/01/25 727,921
1,000,000 American Express Co 4 .900 02/13/26 989,732
1,000,000 American Express Co 4 .990 05/01/26 987,580
600,000 Ares Capital Corp 3 .250 07/15/25 554,971
500,000 Ares Capital Corp 3 .875 01/15/26 463,557
1,000,000 Bank of Montreal 0 .625 07/09/24 949,785
750,000 Bank of Montreal 4 .250 09/14/24 735,224
500,000 Bank of Montreal 5 .200 12/12/24 495,816
500,000 Bank of Montreal 1 .500 01/10/25 469,894
250,000 Bank of Montreal 3 .700 06/07/25 241,336
500,000 Bank of Montreal 5 .300 06/05/26 498,838
750,000 Bank of New York Mellon Corp 0 .850 10/25/24 703,895
500,000 Bank of New York Mellon Corp 3 .350 04/25/25 480,783
550,000 Bank of New York Mellon Corp 4 .414 07/24/26 538,297
750,000 Bank of New York Mellon Corp 4 .947 04/26/27 740,748
750,000 Berkshire Hathaway, Inc 3 .125 03/15/26 722,453
250,000 Blackstone Secured Lending Fund 3 .650 07/14/23 249,722
750,000 Canadian Imperial Bank of Commerce 1 .000 10/18/24 706,388
1,000,000 Canadian Imperial Bank of Commerce 3 .300 04/07/25 960,121
500,000 Canadian Imperial Bank of Commerce 5 .144 04/28/25 495,872
750,000 Capital One Financial Corp 3 .300 10/30/24 720,619
500,000 Capital One Financial Corp 4 .166 05/09/25 487,060
1,000,000 Capital One Financial Corp 2 .636 03/03/26 933,774
500,000 Capital One Financial Corp 4 .985 07/24/26 484,625
1,000,000 Charles Schwab Corp 0 .750 03/18/24 964,749
500,000 Charles Schwab Corp 1 .150 05/13/26 442,474
750,000 Credit Suisse AG. 0 .495 02/02/24 721,477
1,000,000 Credit Suisse AG. 4 .750 08/09/24 977,309
500,000 Credit Suisse AG. 7 .950 01/09/25 510,121
750,000 Credit Suisse AG. 2 .950 04/09/25 704,792
300,000 Deutsche Bank AG. 2 .222 09/18/24 296,202
500,000 Deutsche Bank AG. 4 .162 05/13/25 481,628
750,000 Deutsche Bank AG. 1 .686 03/19/26 675,435
750,000 Deutsche Bank AG. 6 .119 07/14/26 741,650
500,000 Deutsche Bank AG. 2 .129 11/24/26 444,861
500,000 Discover Financial Services 4 .500 01/30/26 478,797
750,000 Fidelity National Information Services, Inc 4 .500 07/15/25 733,178
750,000 Fiserv, Inc 2 .750 07/01/24 727,663
200,000 Fiserv, Inc 3 .850 06/01/25 193,201
200,000 Franklin Resources, Inc 2 .850 03/30/25 190,379
500,000 FS KKR Capital Corp 1 .650 10/12/24 464,919
200,000 FS KKR Capital Corp 3 .400 01/15/26 181,901
1,000,000 Global Payments, Inc 1 .500 11/15/24 939,713
100,000 Global Payments, Inc 1 .200 03/01/26 88,868
250,000 Goldman Sachs BDC, Inc 2 .875 01/15/26 229,669
750,000 Goldman Sachs Group, Inc 3 .000 03/15/24 734,107
350,000 Goldman Sachs Group, Inc 5 .700 11/01/24 349,413
1,500,000 Goldman Sachs Group, Inc 3 .500 04/01/25 1,440,885
500,000 Goldman Sachs Group, Inc 3 .750 05/22/25 482,580
1,000,000 Goldman Sachs Group, Inc 3 .272 09/29/25 966,173
500,000 Goldman Sachs Group, Inc 3 .750 02/25/26 479,911
1,250,000 Goldman Sachs Group, Inc 1 .093 12/09/26 1,113,920
1,500,000 Goldman Sachs Group, Inc 1 .431 03/09/27 1,340,258
1,500,000 Intercontinental Exchange, Inc 3 .650 05/23/25 1,469,124
500,000 Invesco Finance plc 3 .750 01/15/26 481,751

Short-Term Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FINANCIAL SERVICES—continued
$ 1,905,000 Kreditanstalt fuer Wiederaufbau 3 .625% 04/01/26 $ 1,856,148
2,250,000 Morgan Stanley 1 .164 10/21/25 2,102,909
750,000 Morgan Stanley 3 .875 01/27/26 723,982
1,000,000 Morgan Stanley 2 .630 02/18/26 948,004
1,000,000 Morgan Stanley 2 .188 04/28/26 938,708
1,000,000 Morgan Stanley 4 .679 07/17/26 981,288
1,250,000 Morgan Stanley 6 .138 10/16/26 1,262,603
750,000 Morgan Stanley 0 .985 12/10/26 668,705
1,000,000 Morgan Stanley 5 .050 01/28/27 991,668
300,000 Morgan Stanley 1 .593 05/04/27 268,565
500,000 NASDAQ, Inc 5 .650 06/28/25 501,444
500,000 National Rural Utilities Cooperative Finance Corp 1 .875 02/07/25 472,051
500,000 National Rural Utilities Cooperative Finance Corp 3 .450 06/15/25 480,990
250,000 National Rural Utilities Cooperative Finance Corp 5 .450 10/30/25 250,089
500,000 National Rural Utilities Cooperative Finance Corp 4 .450 03/13/26 492,293
750,000 Nomura Holdings, Inc 5 .099 07/03/25 736,038
300,000 Nomura Holdings, Inc 1 .851 07/16/25 274,380
500,000 Nomura Holdings, Inc 5 .709 01/09/26 495,538
750,000 Oesterreichische Kontrollbank AG. 0 .500 09/16/24 707,218
1,000,000 Oesterreichische Kontrollbank AG. 2 .875 05/23/25 959,339
1,000,000 Oesterreichische Kontrollbank AG. 4 .625 11/03/25 994,900
400,000 Oesterreichische Kontrollbank AG. 4 .125 01/20/26 393,774
500,000 Owl Rock Capital Corp 3 .750 07/22/25 463,319
500,000 OWL Rock Core Income Corp 5 .500 03/21/25 481,139
500,000 PayPal Holdings, Inc 1 .650 06/01/25 467,901
500,000 Synchrony Financial 4 .375 03/19/24 490,231
500,000 Synchrony Financial 4 .875 06/13/25 475,096
500,000 UBS Group AG. 3 .750 03/26/25 478,450
1,000,000 Visa, Inc 3 .150 12/14/25 958,530
TOTAL FINANCIAL SERVICES 60,740,035
FOOD, BEVERAGE & TOBACCO - 0 .8%
600,000 Altria Group, Inc 2 .350 05/06/25 564,634
1,000,000 Anheuser-Busch Cos LLC 3 .650 02/01/26 968,567
600,000 BAT Capital Corp 3 .222 08/15/24 582,276
500,000 BAT Capital Corp 2 .789 09/06/24 480,964
750,000 BAT International Finance plc 1 .668 03/25/26 674,302
200,000 Bunge Ltd 1 .630 08/17/25 184,011
500,000 Constellation Brands, Inc 4 .750 11/15/24 492,825
300,000 Constellation Brands, Inc 5 .000 02/02/26 298,877
500,000 Diageo Capital plc 2 .125 10/24/24 478,210
500,000 Diageo Capital plc 5 .200 10/24/25 500,576
300,000 General Mills, Inc 4 .000 04/17/25 292,359
1,000,000 Hormel Foods Corp 0 .650 06/03/24 956,281
300,000 JM Smucker Co 3 .500 03/15/25 289,868
300,000 McCormick & Co, Inc 0 .900 02/15/26 267,438
1,000,000 PepsiCo, Inc 2 .750 04/30/25 957,856
1,000,000 PepsiCo, Inc 4 .550 02/13/26 996,985
750,000 Philip Morris International, Inc 1 .500 05/01/25 701,436
500,000 Philip Morris International, Inc 5 .000 11/17/25 497,423
1,250,000 Philip Morris International, Inc 4 .875 02/13/26 1,241,154
500,000 Reynolds American, Inc 4 .450 06/12/25 485,870
500,000 Tyson Foods, Inc 4 .000 03/01/26 483,153
TOTAL FOOD, BEVERAGE & TOBACCO 12,395,065
HEALTH CARE EQUIPMENT & SERVICES - 0 .9%
500,000 AmerisourceBergen Corp 3 .400 05/15/24 487,030
750,000 Baxter International, Inc 1 .322 11/29/24 703,703
300,000 Boston Scientific Corp 1 .900 06/01/25 281,182
400,000 Cigna Corp 3 .250 04/15/25 383,044
1,000,000 Cigna Corp 4 .125 11/15/25 973,501

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
$ 500,000 Cigna Corp 1 .250% 03/15/26 $ 449,033
500,000 CVS Health Corp 2 .625 08/15/24 483,560
300,000 CVS Health Corp 4 .100 03/25/25 293,553
750,000 CVS Health Corp 3 .875 07/20/25 728,919
625,000 CVS Health Corp 5 .000 02/20/26 622,098
1,000,000 Elevance Health, Inc 3 .500 08/15/24 974,249
500,000 Elevance Health, Inc 5 .350 10/15/25 498,917
150,000 Elevance Health, Inc 4 .900 02/08/26 147,534
500,000 GE HealthCare Technologies, Inc 5 .550 11/15/24 497,548
500,000 GE HealthCare Technologies, Inc 5 .600 11/15/25 500,323
1,000,000 HCA, Inc 5 .250 04/15/25 987,159
500,000 HCA, Inc 5 .375 09/01/26 496,071
500,000 Illumina, Inc 5 .800 12/12/25 501,251
750,000 Laboratory Corp of America Holdings 3 .600 02/01/25 724,618
300,000 McKesson Corp 0 .900 12/03/25 268,842
200,000 PeaceHealth Obligated Group 1 .375 11/15/25 180,212
300,000 Quest Diagnostics, Inc 3 .500 03/30/25 289,211
500,000 Stryker Corp 1 .150 06/15/25 460,077
300,000 Stryker Corp 3 .500 03/15/26 287,788
1,500,000 UnitedHealth Group, Inc 0 .550 05/15/24 1,437,473
250,000 UnitedHealth Group, Inc 5 .000 10/15/24 249,057
500,000 UnitedHealth Group, Inc 5 .150 10/15/25 501,385
575,000 Zimmer Biomet Holdings, Inc 1 .450 11/22/24 541,446
300,000 Zimmer Biomet Holdings, Inc 3 .050 01/15/26 283,378
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,232,162
HOUSEHOLD & PERSONAL PRODUCTS - 0 .3%
1,000,000 Colgate-Palmolive Co 3 .100 08/15/25 962,737
750,000 Colgate-Palmolive Co 4 .800 03/02/26 752,685
500,000 GSK Consumer Healthcare Capital UK plc 3 .125 03/24/25 477,726
500,000 g Kenvue, Inc 5 .500 03/22/25 501,229
500,000 g Kenvue, Inc 5 .350 03/22/26 503,848
500,000 Procter & Gamble Co 4 .100 01/26/26 493,921
400,000 Procter & Gamble Co 1 .000 04/23/26 362,016
1,000,000 Unilever Capital Corp 3 .100 07/30/25 958,599
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 5,012,761
INSURANCE - 0 .3%
500,000 Allied World Assurance Co Holdings Ltd 4 .350 10/29/25 474,750
500,000 Allstate Corp 0 .750 12/15/25 447,808
200,000 Allstate Corp 5 .750 08/15/53 196,814
467,000 American International Group, Inc 2 .500 06/30/25 439,824
500,000 Aon plc 3 .875 12/15/25 481,904
300,000 Brown & Brown, Inc 4 .200 09/15/24 292,950
315,000 CNA Financial Corp 4 .500 03/01/26 305,593
500,000 Corebridge Financial, Inc 3 .500 04/04/25 476,340
115,000 Hanover Insurance Group, Inc 4 .500 04/15/26 111,311
150,000 Loews Corp 3 .750 04/01/26 145,383
300,000 Manulife Financial Corp 4 .150 03/04/26 290,450
500,000 Marsh & McLennan Cos, Inc 3 .500 03/10/25 484,849
100,000 Marsh & McLennan Cos, Inc 3 .750 03/14/26 96,801
1,000,000 MetLife, Inc 3 .000 03/01/25 965,396
500,000 Prudential Financial, Inc 1 .500 03/10/26 456,653
TOTAL INSURANCE 5,666,826
MATERIALS - 0 .7%
1,500,000 Amcor Flexibles North America, Inc 4 .000 05/17/25 1,449,127
750,000 Avery Dennison Corp 0 .850 08/15/24 707,421
200,000 Celanese US Holdings LLC 3 .500 05/08/24 195,731
500,000 Celanese US Holdings LLC 5 .900 07/05/24 498,937
750,000 Celanese US Holdings LLC 6 .050 03/15/25 746,936

Short-Term Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MATERIALS—continued
$ 200,000 Celulosa Arauco y Constitucion S.A. 4 .500% 08/01/24 $ 196,572
1,000,000 DowDuPont, Inc 4 .493 11/15/25 979,348
200,000 EI du Pont de Nemours and Co 1 .700 07/15/25 185,881
500,000 EIDP, Inc 4 .500 05/15/26 490,891
500,000 FMC Corp 5 .150 05/18/26 491,885
1,000,000 Linde, Inc 4 .700 12/05/25 992,325
285,000 LyondellBasell Industries NV 5 .750 04/15/24 284,465
250,000 Nucor Corp 3 .950 05/23/25 242,394
200,000 Nucor Corp 2 .000 06/01/25 187,020
300,000 Nutrien Ltd 5 .950 11/07/25 301,798
300,000 PPG Industries, Inc 2 .400 08/15/24 287,990
500,000 Sherwin-Williams Co 4 .050 08/08/24 491,891
500,000 Sherwin-Williams Co 4 .250 08/08/25 489,582
1,000,000 Sonoco Products Co 1 .800 02/01/25 933,479
200,000 Steel Dynamics, Inc 2 .400 06/15/25 186,800
200,000 Westlake Chemical Corp 0 .875 08/15/24 188,882
500,000 WRKCo, Inc 4 .650 03/15/26 485,117
TOTAL MATERIALS 11,014,472
MEDIA & ENTERTAINMENT - 0 .8%
300,000 Alphabet, Inc 0 .450 08/15/25 274,640
300,000 Baidu, Inc 3 .875 09/29/23 298,479
750,000 Blackstone Private Credit Fund 2 .350 11/22/24 700,725
500,000 Blackstone Private Credit Fund 2 .700 01/15/25 466,386
500,000 Blackstone Private Credit Fund 4 .700 03/24/25 481,565
350,000 Blackstone Private Credit Fund 7 .050 09/29/25 349,092
750,000 Charter Communications Operating LLC 4 .908 07/23/25 735,485
1,500,000 Comcast Corp 5 .250 11/07/25 1,508,104
1,000,000 Comcast Corp 3 .150 03/01/26 957,843
200,000 Grupo Televisa SAB 4 .625 01/30/26 194,788
655,000 Omnicom Group, Inc 3 .600 04/15/26 629,122
200,000 Paramount Global 4 .750 05/15/25 195,235
750,000 Schlumberger Finance Canada Ltd 1 .400 09/17/25 690,181
750,000 Take-Two Interactive Software, Inc 3 .550 04/14/25 723,207
500,000 Take-Two Interactive Software, Inc 5 .000 03/28/26 495,244
205,000 ViacomCBS, Inc 4 .000 01/15/26 195,135
500,000 Walt Disney Co 1 .750 08/30/24 479,183
1,000,000 Walt Disney Co 3 .150 09/17/25 960,128
100,000 Walt Disney Co 1 .750 01/13/26 92,545
750,000 Walt Disney Co 3 .000 02/13/26 716,473
525,000 Warnermedia Holdings, Inc 3 .638 03/15/25 506,375
500,000 Warnermedia Holdings, Inc 3 .788 03/15/25 482,020
TOTAL MEDIA & ENTERTAINMENT 12,131,955
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1 .2%
750,000 AbbVie, Inc 3 .850 06/15/24 737,332
1,500,000 AbbVie, Inc 3 .800 03/15/25 1,458,329
500,000 AbbVie, Inc 3 .600 05/14/25 483,348
750,000 AbbVie, Inc 3 .200 05/14/26 710,822
750,000 Amgen, Inc 1 .900 02/21/25 707,429
1,500,000 Amgen, Inc 5 .250 03/02/25 1,492,076
750,000 AstraZeneca Finance LLC 0 .700 05/28/24 718,614
750,000 AstraZeneca Finance LLC 1 .200 05/28/26 676,757
750,000 AstraZeneca plc 0 .700 04/08/26 670,044
500,000 Baxalta, Inc 4 .000 06/23/25 485,066
500,000 Bristol-Myers Squibb Co 2 .900 07/26/24 486,896
500,000 Bristol-Myers Squibb Co 0 .750 11/13/25 454,303
750,000 Gilead Sciences, Inc 3 .700 04/01/24 739,174
500,000 Gilead Sciences, Inc 3 .500 02/01/25 484,819
500,000 Gilead Sciences, Inc 3 .650 03/01/26 481,006
1,120,000 Johnson & Johnson 2 .450 03/01/26 1,057,741

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
$ 1,000,000 Merck & Co, Inc 2 .750% 02/10/25 $ 962,445
200,000 Merck & Co, Inc 0 .750 02/24/26 180,723
1,000,000 Novartis Capital Corp 3 .000 11/20/25 956,541
750,000 PerkinElmer, Inc 0 .850 09/15/24 704,855
725,000 Pfizer Investment Enterprises Pte Ltd 4 .650 05/19/25 718,540
2,000,000 Pfizer Investment Enterprises Pte Ltd 4 .450 05/19/26 1,975,803
500,000 Royalty Pharma plc 0 .750 09/02/23 495,402
750,000 Thermo Fisher Scientific, Inc 1 .215 10/18/24 709,178
300,000 Viatris, Inc 1 .650 06/22/25 276,009
500,000 Zoetis, Inc 5 .400 11/14/25 501,530
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 19,324,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .5%
250,000 Analog Devices, Inc 2 .950 04/01/25 240,251
500,000 Broadcom, Inc 3 .625 10/15/24 486,098
300,000 Broadcom, Inc 3 .150 11/15/25 284,997
800,000 Intel Corp 3 .400 03/25/25 775,259
500,000 Intel Corp 3 .700 07/29/25 486,253
1,250,000 Intel Corp 4 .875 02/10/26 1,246,374
375,000 Lam Research Corp 3 .750 03/15/26 363,962
150,000 Marvell Technology, Inc 1 .650 04/15/26 135,103
1,000,000 Microchip Technology, Inc 4 .250 09/01/25 968,761
150,000 Micron Technology, Inc 4 .975 02/06/26 147,793
1,000,000 NVIDIA Corp 0 .584 06/14/24 955,299
290,000 NXP BV 5 .350 03/01/26 288,046
750,000 g Qorvo, Inc 1 .750 12/15/24 697,386
500,000 Texas Instruments, Inc 4 .700 11/18/24 498,643
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 7,574,225
SOFTWARE & SERVICES - 0 .6%
200,000 Autodesk, Inc 4 .375 06/15/25 195,425
120,000 Electronic Arts Inc 4 .800 03/01/26 119,025
150,000 Fortinet, Inc 1 .000 03/15/26 133,793
1,500,000 International Business Machines Corp 3 .000 05/15/24 1,465,995
600,000 International Business Machines Corp 4 .000 07/27/25 586,453
500,000 International Business Machines Corp 4 .500 02/06/26 492,893
1,000,000 Microsoft Corp 3 .125 11/03/25 962,594
1,250,000 Oracle Corp 3 .400 07/08/24 1,218,664
1,700,000 Oracle Corp 2 .950 05/15/25 1,621,453
150,000 Oracle Corp 5 .800 11/10/25 151,671
1,035,000 Oracle Corp 1 .650 03/25/26 939,316
500,000 Roper Technologies, Inc 1 .000 09/15/25 454,616
500,000 salesforce.com, Inc 0 .625 07/15/24 475,949
575,000 VMware, Inc 1 .000 08/15/24 544,395
340,000 Western Union Co 1 .350 03/15/26 301,337
TOTAL SOFTWARE & SERVICES 9,663,579
TECHNOLOGY HARDWARE & EQUIPMENT - 0 .8%
1,000,000 Amphenol Corp 4 .750 03/30/26 988,038
2,000,000 Apple, Inc 2 .500 02/09/25 1,920,463
1,000,000 Apple, Inc 1 .125 05/11/25 931,688
1,000,000 Apple, Inc 0 .550 08/20/25 913,449
1,820,000 Apple, Inc 3 .250 02/23/26 1,752,715
500,000 Arrow Electronics, Inc 4 .000 04/01/25 480,073
400,000 Cisco Systems, Inc 3 .500 06/15/25 388,201
200,000 Dell International LLC 5 .850 07/15/25 200,730
350,000 Dell International LLC 6 .020 06/15/26 355,743
200,000 Flex Ltd 4 .750 06/15/25 195,264
185,000 Flex Ltd 3 .750 02/01/26 175,819
1,000,000 Hewlett Packard Enterprise Co 5 .900 10/01/24 1,000,287
500,000 Hewlett Packard Enterprise Co 4 .900 10/15/25 493,782

Short-Term Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
$ 250,000 Hewlett Packard Enterprise Co 1 .750% 04/01/26 $ 227,706
300,000 HP, Inc 2 .200 06/17/25 282,174
300,000 HP, Inc 1 .450 06/17/26 269,196
150,000 Jabil, Inc 1 .700 04/15/26 134,211
120,000 Juniper Networks, Inc 1 .200 12/10/25 107,438
300,000 NetApp, Inc 1 .875 06/22/25 278,746
500,000 QUALCOMM, Inc 3 .450 05/20/25 484,880
1,000,000 Tyco Electronics Group S.A. 4 .500 02/13/26 985,103
690,000 Western Digital Corp 4 .750 02/15/26 657,237
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 13,222,943
TELECOMMUNICATION SERVICES - 0 .5%
1,500,000 AT&T, Inc 1 .700 03/25/26 1,367,238
1,000,000 g Rogers Communications, Inc 2 .950 03/15/25 949,149
750,000 Sprint Corp 7 .625 02/15/25 766,099
500,000 Sprint Corp 7 .625 03/01/26 519,387
1,000,000 T-Mobile USA, Inc 3 .500 04/15/25 961,436
750,000 T-Mobile USA, Inc 1 .500 02/15/26 677,698
365,000 T-Mobile USA, Inc 2 .250 02/15/26 335,382
1,000,000 Verizon Communications, Inc 3 .376 02/15/25 965,875
750,000 Verizon Communications, Inc 1 .450 03/20/26 680,058
600,000 Vodafone Group plc 4 .125 05/30/25 585,427
TOTAL TELECOMMUNICATION SERVICES 7,807,749
TRANSPORTATION - 0 .2%
500,000 Burlington Northern Santa Fe LLC 3 .400 09/01/24 487,368
1,000,000 Canadian Pacific Railway Co 1 .350 12/02/24 939,570
225,000 FedEx Corp 3 .250 04/01/26 215,147
210,000 JB Hunt Transport Services, Inc 3 .875 03/01/26 202,488
500,000 Ryder System, Inc 2 .500 09/01/24 480,093
1,000,000 Union Pacific Corp 4 .750 02/21/26 993,019
TOTAL TRANSPORTATION 3,317,685
UTILITIES - 1 .2%
500,000 AES Corp 1 .375 01/15/26 446,595
1,000,000 American Electric Power Co, Inc 5 .699 08/15/25 993,240
1,000,000 Berkshire Hathaway Energy Co 4 .050 04/15/25 976,038
300,000 Black Hills Corp 1 .037 08/23/24 283,385
1,000,000 Dominion Energy, Inc 3 .900 10/01/25 963,294
750,000 DTE Energy Co (Step Bond) 4 .220 11/01/24 733,208
750,000 Duke Energy Corp 5 .000 12/08/25 744,670
750,000 Edison International 4 .700 08/15/25 732,619
500,000 Emera US Finance LP 0 .833 06/15/24 472,823
500,000 Entergy Arkansas LLC 3 .500 04/01/26 478,624
500,000 Entergy Louisiana LLC 0 .950 10/01/24 471,316
500,000 Eversource Energy 4 .200 06/27/24 491,752
750,000 Eversource Energy 4 .750 05/15/26 735,062
500,000 Florida Power & Light Co 4 .450 05/15/26 494,775
200,000 National Fuel Gas Co 5 .200 07/15/25 195,913
500,000 National Fuel Gas Co 5 .500 01/15/26 492,883
175,000 National Fuel Gas Co 5 .500 10/01/26 170,631
1,000,000 NextEra Energy Capital Holdings, Inc 4 .255 09/01/24 983,509
1,000,000 NextEra Energy Capital Holdings, Inc 6 .051 03/01/25 1,003,760
500,000 NextEra Energy Capital Holdings, Inc 4 .450 06/20/25 490,489
200,000 Pacific Gas and Electric Co 4 .250 08/01/23 199,795
250,000 Pacific Gas and Electric Co 4 .950 06/08/25 242,317
500,000 Pacific Gas and Electric Co 3 .150 01/01/26 463,947
500,000 Public Service Electric and Gas Co 0 .950 03/15/26 450,930
750,000 Santander UK Group Holdings plc 6 .833 11/21/26 751,705
500,000 Sempra Energy 3 .300 04/01/25 479,496
500,000 Sempra Energy 5 .400 08/01/26 497,555

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UTILITIES—continued
$ 250,000 Southern California Edison Co 4 .200% 06/01/25 $ 243,767
300,000 Southern California Edison Co 4 .900 06/01/26 295,737
1,000,000 Southern Co 2 .700 08/01/24 981,734
300,000 Southern Co 4 .000 01/15/51 277,446
300,000 Southern Power Co 0 .900 01/15/26 268,817
250,000 Tampa Electric Co 3 .875 07/12/24 245,588
750,000 WEC Energy Group, Inc 5 .000 09/27/25 742,991
800,000 WEC Energy Group, Inc 4 .750 01/09/26 787,899
300,000 Wisconsin Public Service Corp 5 .350 11/10/25 300,731
TOTAL UTILITIES 19,585,041
TOTAL CORPORATE BONDS 408,802,656
(Cost $419,599,972)
GOVERNMENT BONDS - 73 .7%
AGENCY SECURITIES - 3 .2%
1,500,000 Federal Farm Credit Bank (FFCB) 0 .500 12/01/23 1,469,381
330,000 FFCB 0 .250 02/26/24 319,130
3,000,000 FFCB 2 .625 05/16/24 2,927,240
1,500,000 FFCB 3 .375 08/26/24 1,466,203
1,000,000 FFCB 4 .250 09/26/24 986,849
1,000,000 FFCB 0 .875 11/18/24 941,908
2,000,000 FFCB 4 .625 12/05/24 1,979,819
1,750,000 FFCB 1 .125 01/06/25 1,647,277
1,000,000 FFCB 4 .500 01/10/25 989,813
1,000,000 e FFCB 1 .750 02/14/25 948,190
2,000,000 FFCB 4 .375 02/23/26 1,984,384
750,000 FFCB 4 .375 06/23/26 747,511
4,000,000 e Federal Home Loan Bank (FHLB) 2 .125 02/28/24 3,913,315
3,000,000 FHLB 2 .750 06/28/24 2,921,993
310,000 FHLB 3 .000 07/08/24 302,430
1,000,000 FHLB 4 .500 10/03/24 989,573
2,000,000 FHLB 0 .750 12/13/24 1,876,252
3,180,000 e FHLB 4 .625 12/13/24 3,151,788
2,000,000 FHLB 1 .000 12/20/24 1,880,066
2,000,000 FHLB 5 .000 02/28/25 1,994,614
500,000 FHLB 4 .625 06/06/25 496,414
200,000 FHLB 3 .125 06/13/25 193,254
945,000 e Federal Home Loan Mortgage Corp (FHLMC) 0 .250 12/04/23 924,591
3,000,000 FHLMC 1 .500 02/12/25 2,831,922
4,000,000 FHLMC 0 .375 09/23/25 3,629,467
750,000 Federal National Mortgage Association (FNMA) 0 .250 07/10/23 749,321
2,000,000 FNMA 1 .625 01/07/25 1,896,330
4,500,000 FNMA 0 .625 04/22/25 4,161,670
2,500,000 FNMA 0 .500 11/07/25 2,265,792
500,000 Tennessee Valley Authority (TVA) 0 .750 05/15/25 461,338
TOTAL AGENCY SECURITIES 51,047,835
FOREIGN GOVERNMENT BONDS - 6 .2%
750,000 African Development Bank 3 .375 07/07/25 728,242
265,000 African Development Bank 0 .875 03/23/26 239,344
500,000 Asian Development Bank 0 .250 10/06/23 493,576
1,000,000 Asian Development Bank 1 .625 03/15/24 973,633
1,500,000 Asian Development Bank 0 .375 06/11/24 1,430,354
1,500,000 Asian Development Bank 4 .125 09/27/24 1,476,607
2,220,000 Asian Development Bank 0 .625 10/08/24 2,092,634
1,500,000 Asian Development Bank 2 .875 05/06/25 1,443,002
720,000 Asian Development Bank 4 .625 06/13/25 714,984
1,000,000 Asian Development Bank 0 .375 09/03/25 909,101
910,000 Asian Development Bank 4 .250 01/09/26 900,038
1,000,000 Asian Development Bank 1 .000 04/14/26 905,806

Short-Term Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,300,000 Asian Infrastructure Investment Bank 0 .500% 10/30/24 $ 1,217,627
1,000,000 Asian Infrastructure Investment Bank 3 .375 06/29/25 964,954
1,390,000 Asian Infrastructure Investment Bank 0 .500 01/27/26 1,244,097
1,870,000 Canada Government International Bond 2 .875 04/28/25 1,800,553
1,000,000 Canada Government International Bond 0 .750 05/19/26 897,328
310,000 Chile Government International Bond 3 .125 01/21/26 297,033
675,000 Corp Andina de Fomento 1 .250 10/26/24 633,647
1,000,000 Corp Andina de Fomento 5 .250 11/21/25 990,262
500,000 Corp Andina de Fomento 4 .750 04/01/26 489,765
1,500,000 Council Of Europe Development Bank 3 .000 06/16/25 1,443,199
750,000 Council Of Europe Development Bank 3 .750 05/25/26 732,543
2,000,000 European Bank for Reconstruction & Development 0 .500 05/19/25 1,837,939
755,000 European Bank for Reconstruction & Development 0 .500 01/28/26 678,694
1,500,000 European Investment Bank 3 .250 01/29/24 1,481,191
2,000,000 European Investment Bank 0 .375 07/24/24 1,897,882
1,000,000 e European Investment Bank 2 .500 10/15/24 964,985
2,250,000 European Investment Bank 0 .625 07/25/25 2,064,276
1,500,000 European Investment Bank 2 .750 08/15/25 1,436,706
1,000,000 European Investment Bank 0 .375 03/26/26 892,354
1,750,000 Export Development Canada 3 .375 08/26/25 1,697,598
500,000 Export Development Canada 4 .375 06/29/26 497,080
750,000 Export-Import Bank of Korea 0 .625 06/29/24 713,747
500,000 Export-Import Bank of Korea 4 .000 09/15/24 490,165
500,000 Export-Import Bank of Korea 1 .250 01/18/25 469,130
750,000 Export-Import Bank of Korea 4 .875 01/11/26 741,779
1,000,000 Inter-American Development Bank 2 .625 01/16/24 985,189
500,000 Inter-American Development Bank 3 .250 07/01/24 489,029
1,500,000 Inter-American Development Bank 0 .500 09/23/24 1,413,225
2,000,000 Inter-American Development Bank 2 .125 01/15/25 1,909,134
500,000 Inter-American Development Bank 1 .750 03/14/25 472,805
1,700,000 Inter-American Development Bank 0 .875 04/20/26 1,533,590
2,000,000 h Inter-American Development Bank 4 .500 05/15/26 1,994,051
1,000,000 Inter-American Investment Corp 2 .625 04/22/25 954,791
500,000 International Bank for Reconstruction & Development 2 .250 03/28/24 487,902
1,500,000 International Bank for Reconstruction & Development 1 .500 08/28/24 1,435,123
2,000,000 International Bank for Reconstruction & Development 2 .500 11/25/24 1,926,147
1,500,000 International Bank for Reconstruction & Development 0 .750 03/11/25 1,395,558
1,500,000 e International Bank for Reconstruction & Development 0 .625 04/22/25 1,386,484
1,500,000 International Bank for Reconstruction & Development 2 .500 07/29/25 1,431,269
2,585,000 International Bank for Reconstruction & Development 0 .500 10/28/25 2,346,247
500,000 International Finance Corp 2 .875 07/31/23 499,160
750,000 International Finance Corp 3 .625 09/15/25 732,153
1,000,000 International Finance Corp 2 .126 04/07/26 934,353
700,000 Japan Bank for International Cooperation 3 .375 10/31/23 694,674
1,050,000 Japan Bank for International Cooperation 0 .500 04/15/24 1,008,450
1,000,000 Japan Bank for International Cooperation 1 .750 10/17/24 952,618
400,000 Japan Bank for International Cooperation 2 .875 04/14/25 383,055
1,000,000 Japan Bank for International Cooperation 3 .875 09/16/25 974,692
1,000,000 Japan Bank for International Cooperation 4 .250 01/26/26 983,002
500,000 Japan Bank for International Cooperation 4 .250 04/27/26 490,868
550,000 Korea Development Bank 0 .500 10/27/23 540,727
500,000 Korea Development Bank 0 .400 06/19/24 475,679
1,000,000 Korea Development Bank 2 .000 02/24/25 946,418
750,000 Korea Development Bank 4 .000 09/08/25 727,803
500,000 Korea Government International Bond 3 .875 09/11/23 498,282
1,500,000 Kreditanstalt fuer Wiederaufbau 0 .500 09/20/24 1,414,299
3,000,000 Kreditanstalt fuer Wiederaufbau 1 .250 01/31/25 2,822,407
3,000,000 Kreditanstalt fuer Wiederaufbau 3 .125 06/10/25 2,896,676
3,500,000 Kreditanstalt fuer Wiederaufbau 0 .375 07/18/25 3,195,825
1,500,000 Landwirtschaftliche Rentenbank 0 .500 05/27/25 1,376,647
1,000,000 Mexico Government International Bond 3 .900 04/27/25 981,481

See Notes to Portfolios of Investments
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
FOREIGN GOVERNMENT BONDS—continued
$ 1,000,000 Nordic Investment Bank 0 .375% 09/20/24 $ 941,478
500,000 Nordic Investment Bank 2 .625 04/04/25 479,315
300,000 Panama Government International Bond 3 .750 03/16/25 290,219
460,000 Panama Government International Bond 7 .125 01/29/26 479,311
1,015,000 Philippine Government International Bond 5 .500 03/30/26 1,029,785
1,000,000 Poland Government International Bond 4 .000 01/22/24 990,604
750,000 Province of Alberta Canada 1 .875 11/13/24 714,942
500,000 Province of British Columbia Canada 1 .750 09/27/24 478,001
1,000,000 Province of Ontario Canada 3 .050 01/29/24 985,668
2,595,000 Province of Ontario Canada 1 .050 04/14/26 2,345,854
1,000,000 Province of Quebec Canada 2 .875 10/16/24 968,158
750,000 Province of Quebec Canada 1 .500 02/11/25 706,830
1,000,000 Province of Quebec Canada 0 .600 07/23/25 914,990
100,000 Province of Quebec Canada 2 .500 04/20/26 94,167
1,000,000 Republic of Italy Government International Bond 6 .875 09/27/23 1,002,000
1,000,000 Republic of Italy Government International Bond 0 .875 05/06/24 956,634
300,000 Republic of Italy Government International Bond 2 .375 10/17/24 286,386
500,000 Republic of Italy Government International Bond 1 .250 02/17/26 446,290
500,000 Svensk Exportkredit AB 3 .625 09/03/24 488,661
925,000 Svensk Exportkredit AB 0 .625 10/07/24 870,699
750,000 Svensk Exportkredit AB 4 .000 07/15/25 734,397
750,000 Svensk Exportkredit AB 4 .625 11/28/25 744,030
1,000,000 Svensk Exportkredit AB 4 .375 02/13/26 988,242
TOTAL FOREIGN GOVERNMENT BONDS 100,508,329
MUNICIPAL BONDS - 0 .0%
280,000 Port Authority of New York & New Jersey 1 .086 07/01/23 280,000
TOTAL MUNICIPAL BONDS 280,000
U.S. TREASURY SECURITIES - 64 .3%
23,000,000 United States Treasury Note 0 .375 08/15/24 21,760,156
9,000,000 United States Treasury Note 3 .250 08/31/24 8,783,789
32,500,000 United States Treasury Note 0 .375 09/15/24 30,632,519
9,500,000 United States Treasury Note 4 .250 09/30/24 9,375,313
30,000,000 United States Treasury Note 0 .625 10/15/24 28,264,453
38,500,000 United States Treasury Note 4 .375 10/31/24 38,035,293
44,500,000 United States Treasury Note 0 .750 11/15/24 41,854,336
28,500,000 United States Treasury Note 4 .500 11/30/24 28,197,188
44,500,000 United States Treasury Note 1 .000 12/15/24 41,880,410
7,820,000 United States Treasury Note 4 .250 12/31/24 7,710,642
26,500,000 United States Treasury Note 1 .125 01/15/25 24,920,351
43,500,000 United States Treasury Note 4 .125 01/31/25 42,816,914
22,000,000 United States Treasury Note 1 .500 02/15/25 20,764,219
19,500,000 United States Treasury Note 4 .625 02/28/25 19,348,418
43,000,000 United States Treasury Note 1 .750 03/15/25 40,675,313
15,000,000 United States Treasury Note 2 .625 04/15/25 14,388,281
35,000,000 United States Treasury Note 2 .750 05/15/25 33,617,773
26,000,000 United States Treasury Note 2 .875 06/15/25 25,009,766
13,500,000 United States Treasury Note 4 .625 06/30/25 13,438,301
33,000,000 United States Treasury Note 3 .000 07/15/25 31,805,039
43,000,000 United States Treasury Note 3 .125 08/15/25 41,530,273
5,000,000 United States Treasury Note 0 .250 08/31/25 4,536,328
34,500,000 United States Treasury Note 3 .500 09/15/25 33,567,422
4,000,000 United States Treasury Note 0 .250 09/30/25 3,622,969
30,000,000 United States Treasury Note 4 .250 10/15/25 29,664,844
52,000,000 United States Treasury Note 4 .500 11/15/25 51,729,844
42,000,000 United States Treasury Note 4 .000 12/15/25 41,342,109
47,500,000 United States Treasury Note 3 .875 01/15/26 46,613,086
63,000,000 United States Treasury Note 4 .000 02/15/26 62,032,852
53,000,000 United States Treasury Note 4 .625 03/15/26 53,057,969
14,500,000 United States Treasury Note 3 .750 04/15/26 14,191,875

Short-Term Bond Index Fund June 30, 2023

See Notes to Portfolios of Investments
Portfolio of Investments
(continued)
PRINCIPAL DESCRIPTION
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
U.S. TREASURY SECURITIES—continued
$ 86,750,000 United States Treasury Note 3 .625% 05/15/26 $ 84,635,469
46,500,000 United States Treasury Note 4 .125 06/15/26 46,031,367
TOTAL U.S. TREASURY SECURITIES 1,035,834,881
TOTAL GOVERNMENT BONDS 1,187,671,045
(Cost $1,219,962,324)
STRUCTURED ASSETS - 0 .0%
ASSET BACKED - 0 .0%
200,000 Delta Air Lines Pass Through Trust 3 .204 04/25/24 195,976
Series - 2019 1 (Class AA)
TOTAL ASSET BACKED 195,976
TOTAL STRUCTURED ASSETS 195,976
(Cost $206,929)
TOTAL LONG-TERM INVESTMENTS 1,596,669,677
(Cost $1,639,769,225)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 1.8%
REPURCHASE AGREEMENT - 1 .8%
$ 28,555,000 r Fixed Income Clearing Corp (FICC) 5 .050 07/03/23 28,555,000
TOTAL REPURCHASE AGREEMENT 28,555,000
TOTAL SHORT-TERM INVESTMENTS 28,555,000
(Cost $28,555,000)
SHARES
EXP
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
5,973,684 c State Street Navigator Securities Lending Government
Money Market Portfolio
5 .110 5,973,684
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING 5,973,684
(Cost $5,973,684)
TOTAL INVESTMENTS - 101.3% 1,631,198,361
(Cost $1,674,297,909)
OTHER ASSETS & LIABILITIES, NET - (1.3)% (20,918,757)
NET ASSETS - 100.0% $ 1,610,279,604
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,819,844.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 5.050% dated 6/30/23 to be repurchased at $28,555,000 on 7/3/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 5/31/27, valued at $29,126,174.

Notes to Portfolios of Investments
(Unaudited)

Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Fund Level 1 Level 2 Level 3 Total
Real Estate Securities
Long-Term Investments
:
Common stocks $2,942,120,260 $— $— $2,942,120,260
Short-Term Investments
:
Government agency debt — 4,974,990 — 4,974,990
Repurchase agreement — 13,337,000 — 13,337,000
Total $2,942,120,260 $18,311,990 $— $2,960,432,250
1 1 1 1 1
Bond Index
Long-Term Investments
:
Corporate bonds $— $5,282,040,463 $— $5,282,040,463
Government bonds — 15,130,414,342 — 15,130,414,342
Structured assets — 458,510,424 — 458,510,424
Short-Term Investments
:
Government agency debt — 26,195,093 — 26,195,093
Repurchase agreement — 116,595,000 — 116,595,000
Investments purchased with collateral from securities lending 111,799,939 — — 111,799,939
Total $111,799,939 $21,013,755,322 $— $21,125,555,261
1 1 1 1 1
Core Bond
Long-Term Investments
:
Bank loan obligations $— $163,282,026 $— $163,282,026
Corporate bonds — 3,406,509,937 1,966,648 3,408,476,585
Government bonds — 4,031,416,866 — 4,031,416,866
Structured assets — 1,747,850,849 3,921,294 1,751,772,143
Common stocks — 377,417 14,232 391,649
Preferred stocks 10,325,852 — — 10,325,852
Short-Term Investments
:
Government agency debt — 31,095,483 — 31,095,483
Repurchase agreement — 73,230,000 — 73,230,000
Treasury debt — 50,802,356 — 50,802,356
Investments purchased with collateral from securities lending 81,121,762 — — 81,121,762
Investments in Derivatives
:
Forward foreign currency contracts* — 31,088 — 31,088
Credit default swap contracts* — (5,122,886) — (5,122,886)
Total $91,447,614 $9,499,473,136 $5,902,174 $9,596,822,924
1 1 1 1 1

Notes to Portfolios of Investments
(Unaudited) (continued)

Fund Level 1 Level 2 Level 3 Total
Core Impact Bond
Long-Term Investments
:
Bank loan obligations $— $41,834,384 $300,000 $42,134,384
Corporate bonds — 1,778,102,058 — 1,778,102,058
Government bonds — 3,194,776,615 61,781 3,194,838,396
Structured assets — 922,544,513 1,675,139 924,219,652
Preferred stocks 32,879,896 — — 32,879,896
Short-Term Investments
:
Repurchase agreement — 87,265,000 — 87,265,000
Investments purchased with collateral from securities lending 57,386,614 — — 57,386,614
Investments in Derivatives
:
Forward foreign currency contracts* — 33,257 — 33,257
Total $90,266,510 $6,024,555,827 $2,036,920 $6,116,859,257
1 1 1 1 1
Core Plus Bond
Long-Term Investments
:
Bank loan obligations $— $138,151,748 $— $138,151,748
Corporate bonds — 1,747,600,683 1,474,986 1,749,075,669
Government bonds — 1,663,286,939 — 1,663,286,939
Structured assets — 813,251,036 2,919,195 816,170,231
Common stocks — 415,512 10,004 425,516
Preferred stocks 4,462,879 — — 4,462,879
Short-Term Investments
:
Government agency debt — 4,984,590 — 4,984,590
Repurchase agreement — 24,860,000 — 24,860,000
Treasury debt — 73,294,322 — 73,294,322
Investments purchased with collateral from securities lending 68,440,875 — — 68,440,875
Investments in Derivatives
:
Forward foreign currency contracts* — 19,281 — 19,281
Credit default swap contracts* — (5,159,967) — (5,159,967)
Total $72,903,754 $4,460,704,144 $4,404,185 $4,538,012,083
1 1 1 1 1
5-15 Year Laddered Tax-Exempt Bond
Long-Term Investments:
Long-term municipal bonds $ — $ 225,872,780 $ — $ 225,872,780
Short-Term Investments:
Repurchase agreement — 4,085,000 — 4,085,000
Total $— $229,957,780 $— $229,957,780
1 1 1 1 1
Green Bond
Long-Term Investments
:
Bank loan obligations $— $1,855,602 $— $1,855,602
Corporate bonds — 76,723,532 — 76,723,532
Government bonds — 34,324,514 — 34,324,514
Structured assets — 25,390,212 148,213 25,538,425
Preferred stocks 836,020 — — 836,020
Short-Term Investments
:
Repurchase agreement — 2,950,000 — 2,950,000
Investments purchased with collateral from securities lending 212,052 — — 212,052
Total $1,048,072 $141,243,860 $148,213 $142,440,145
1 1 1 1 1
High-Yield
Long-Term Investments
:
Bank loan obligations $— $146,011,559 $— $146,011,559
Corporate bonds — 1,853,730,559 — 1,853,730,559
Common stocks 19,578,456 4,630 9,106 19,592,192
Short-Term Investments
:
Government agency debt — 9,997,316 — 9,997,316
Repurchase agreement — 24,730,000 — 24,730,000
Investments purchased with collateral from securities lending 82,367,105 — — 82,367,105
Total $101,945,561 $2,034,474,064 $9,106 $2,136,428,731
1 1 1 1 1
Inflation-Linked Bond
Long-Term Investments
:
Government bonds $— $2,793,713,347 $— $2,793,713,347
Short-Term Investments
:
Repurchase agreement — 2,110,000 — 2,110,000
Investments in Derivatives
:
Futures contracts* (993,558) — — (993,558)
Total $(993,558) $2,795,823,347 $— $2,794,829,789
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Short Duration Impact Bond
Long-Term Investments
:
Bank loan obligations $— $1,855,602 $— $1,855,602
Corporate bonds — 17,037,853 — 17,037,853
Government bonds — 33,257,292 — 33,257,292
Structured assets — 12,309,955 — 12,309,955
Short-Term Investments
:
Repurchase agreement — 2,595,000 — 2,595,000
Investments purchased with collateral from securities lending 2,201 — — 2,201
Total $2,201 $67,055,702 $— $67,057,903
1 1 1 1 1
Short-Term Bond
Long-Term Investments
:
Bank loan obligations $— $42,286,443 $— $42,286,443
Corporate bonds — 667,939,839 — 667,939,839
Government bonds — 765,864,868 — 765,864,868
Structured assets — 466,797,235 — 466,797,235
Short-Term Investments
:
Government agency debt — 3,389,521 — 3,389,521
Investments purchased with collateral from securities lending 2,401,860 — — 2,401,860
Investments in Derivatives
:
Futures contracts* (2,292,060) — — (2,292,060)
Total $109,800 $1,946,277,906 $— $1,946,387,706
1 1 1 1 1
Short-Term Bond Index
Long-Term Investments
:
Corporate bonds $— $408,802,656 $— $408,802,656
Government bonds — 1,187,671,045 — 1,187,671,045
Structured assets — 195,976 — 195,976
Short-Term Investments
:
Repurchase agreement — 28,555,000 — 28,555,000
Investments purchased with collateral from securities lending 5,973,684 — — 5,973,684
Total $5,973,684 $1,625,224,677 $— $1,631,198,361
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).
A12451-C (8/23)